UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Bond Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Dynamic Bond Fund, Goldman Sachs Global Core Fixed Income Fund, Goldman Sachs Income Fund, Goldman Sachs Enhanced Income Fund, Goldman Sachs Government Income Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Short Duration Bond Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short-Term Conservative Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Emerging Markets Credit Fund, Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Investment Grade Credit Fund, and Goldman Sachs Short Duration High Yield Fund is filed herewith.

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Fund

GSHAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	0.98%

Sector Allocation (%)

Oil Field Services	6.2%
Media	5.8%
Pipelines	5.3%
Commercial Services	4.9%
Retailing	4.7%
Diversified Financial Services	4.5%
Entertainment	4.3%
Chemicals	3.0%
Telecommunication Services	2.9%
Other	55.6%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,039,435,706
# of Portfolio Holdings	637
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$6,247,407

Goldman Sachs High Yield Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38141W653-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Fund

GSHCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.73%

Sector Allocation (%)

Oil Field Services	6.2%
Media	5.8%
Pipelines	5.3%
Commercial Services	4.9%
Retailing	4.7%
Diversified Financial Services	4.5%
Entertainment	4.3%
Chemicals	3.0%
Telecommunication Services	2.9%
Other	55.6%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,039,435,706
# of Portfolio Holdings	637
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$6,247,407

Goldman Sachs High Yield Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38142B179-SAR-0924

Class C

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Fund

GGMPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.67%

Sector Allocation (%)

Oil Field Services	6.2%
Media	5.8%
Pipelines	5.3%
Commercial Services	4.9%
Retailing	4.7%
Diversified Financial Services	4.5%
Entertainment	4.3%
Chemicals	3.0%
Telecommunication Services	2.9%
Other	55.6%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,039,435,706
# of Portfolio Holdings	637
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$6,247,407

Goldman Sachs High Yield Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38150B657-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Fund

GSHRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$63	1.23%

Sector Allocation (%)

Oil Field Services	6.2%
Media	5.8%
Pipelines	5.3%
Commercial Services	4.9%
Retailing	4.7%
Diversified Financial Services	4.5%
Entertainment	4.3%
Chemicals	3.0%
Telecommunication Services	2.9%
Other	55.6%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,039,435,706
# of Portfolio Holdings	637
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$6,247,407

Goldman Sachs High Yield Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38145N287-SAR-0924

Class R

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Fund

GSHUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.67%

Sector Allocation (%)

Oil Field Services	6.2%
Media	5.8%
Pipelines	5.3%
Commercial Services	4.9%
Retailing	4.7%
Diversified Financial Services	4.5%
Entertainment	4.3%
Chemicals	3.0%
Telecommunication Services	2.9%
Other	55.6%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,039,435,706
# of Portfolio Holdings	637
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$6,247,407

Goldman Sachs High Yield Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38148U874-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Fund

GSHIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.68%

Sector Allocation (%)

Oil Field Services	6.2%
Media	5.8%
Pipelines	5.3%
Commercial Services	4.9%
Retailing	4.7%
Diversified Financial Services	4.5%
Entertainment	4.3%
Chemicals	3.0%
Telecommunication Services	2.9%
Other	55.6%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,039,435,706
# of Portfolio Holdings	637
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$6,247,407

Goldman Sachs High Yield Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38141W679-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Fund

GSHTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.73%

Sector Allocation (%)

Oil Field Services	6.2%
Media	5.8%
Pipelines	5.3%
Commercial Services	4.9%
Retailing	4.7%
Diversified Financial Services	4.5%
Entertainment	4.3%
Chemicals	3.0%
Telecommunication Services	2.9%
Other	55.6%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,039,435,706
# of Portfolio Holdings	637
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$6,247,407

Goldman Sachs High Yield Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38145N279-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Fund

GSHSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$61	1.18%

Sector Allocation (%)

Oil Field Services	6.2%
Media	5.8%
Pipelines	5.3%
Commercial Services	4.9%
Retailing	4.7%
Diversified Financial Services	4.5%
Entertainment	4.3%
Chemicals	3.0%
Telecommunication Services	2.9%
Other	55.6%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,039,435,706
# of Portfolio Holdings	637
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$6,247,407

Goldman Sachs High Yield Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38141W661-SAR-0924

Service Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration High Yield Fund

GSAUX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	0.99%

Sector Allocation (%)

Oil Field Services	8.9%
Media	7.7%
Pipelines	7.0%
Retailing	6.7%
Commercial Services	4.6%
Leisure Time	3.8%
Chemicals	3.8%
Software	3.2%
Automotive	2.7%
Other	48.6%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$46,059,643
# of Portfolio Holdings	308
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$131,967

Goldman Sachs Short Duration High Yield Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L273-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration High Yield Fund

GSAVX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$88	1.72%

Sector Allocation (%)

Oil Field Services	8.9%
Media	7.7%
Pipelines	7.0%
Retailing	6.7%
Commercial Services	4.6%
Leisure Time	3.8%
Chemicals	3.8%
Software	3.2%
Automotive	2.7%
Other	48.6%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$46,059,643
# of Portfolio Holdings	308
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$131,967

Goldman Sachs Short Duration High Yield Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L265-SAR-0924

Class C

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration High Yield Fund

GMUPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$33	0.65%

Sector Allocation (%)

Oil Field Services	8.9%
Media	7.7%
Pipelines	7.0%
Retailing	6.7%
Commercial Services	4.6%
Leisure Time	3.8%
Chemicals	3.8%
Software	3.2%
Automotive	2.7%
Other	48.6%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$46,059,643
# of Portfolio Holdings	308
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$131,967

Goldman Sachs Short Duration High Yield Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38150B491-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration High Yield Fund

GSSAX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.70%

Sector Allocation (%)

Oil Field Services	8.9%
Media	7.7%
Pipelines	7.0%
Retailing	6.7%
Commercial Services	4.6%
Leisure Time	3.8%
Chemicals	3.8%
Software	3.2%
Automotive	2.7%
Other	48.6%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$46,059,643
# of Portfolio Holdings	308
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$131,967

Goldman Sachs Short Duration High Yield Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L141-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration High Yield Fund

GSAWX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.66%

Sector Allocation (%)

Oil Field Services	8.9%
Media	7.7%
Pipelines	7.0%
Retailing	6.7%
Commercial Services	4.6%
Leisure Time	3.8%
Chemicals	3.8%
Software	3.2%
Automotive	2.7%
Other	48.6%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$46,059,643
# of Portfolio Holdings	308
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$131,967

Goldman Sachs Short Duration High Yield Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L257-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration High Yield Fund

GSAYX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.74%

Sector Allocation (%)

Oil Field Services	8.9%
Media	7.7%
Pipelines	7.0%
Retailing	6.7%
Commercial Services	4.6%
Leisure Time	3.8%
Chemicals	3.8%
Software	3.2%
Automotive	2.7%
Other	48.6%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$46,059,643
# of Portfolio Holdings	308
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$131,967

Goldman Sachs Short Duration High Yield Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L240-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short-Term Conservative Income Fund

GPAPX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$23	0.46%

Sector Allocation (%)

Banks	38.8%
Short-Term Investments	20.3%
Automotive	10.1%
Investment Companies	8.9%
Sovereign	6.0%
Diversified Financial Services	5.3%
Insurance	3.4%
Healthcare Providers & Services	1.4%
Electrical	1.1%
Other	4.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$1,987,093,713
# of Portfolio Holdings	236
Portfolio Turnover Rate	68%
Total Net Advisory Fees Paid	$1,845,582

Goldman Sachs Short-Term Conservative Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38148U288-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short-Term Conservative Income Fund

GMBPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$11	0.22%

Sector Allocation (%)

Banks	38.8%
Short-Term Investments	20.3%
Automotive	10.1%
Investment Companies	8.9%
Sovereign	6.0%
Diversified Financial Services	5.3%
Insurance	3.4%
Healthcare Providers & Services	1.4%
Electrical	1.1%
Other	4.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$1,987,093,713
# of Portfolio Holdings	236
Portfolio Turnover Rate	68%
Total Net Advisory Fees Paid	$1,845,582

Goldman Sachs Short-Term Conservative Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38150B376-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short-Term Conservative Income Fund

GPPSX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$11	0.22%

Sector Allocation (%)

Banks	38.8%
Short-Term Investments	20.3%
Automotive	10.1%
Investment Companies	8.9%
Sovereign	6.0%
Diversified Financial Services	5.3%
Insurance	3.4%
Healthcare Providers & Services	1.4%
Electrical	1.1%
Other	4.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$1,987,093,713
# of Portfolio Holdings	236
Portfolio Turnover Rate	68%
Total Net Advisory Fees Paid	$1,845,582

Goldman Sachs Short-Term Conservative Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38145L133-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short-Term Conservative Income Fund

GPPIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.23%

Sector Allocation (%)

Banks	38.8%
Short-Term Investments	20.3%
Automotive	10.1%
Investment Companies	8.9%
Sovereign	6.0%
Diversified Financial Services	5.3%
Insurance	3.4%
Healthcare Providers & Services	1.4%
Electrical	1.1%
Other	4.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$1,987,093,713
# of Portfolio Holdings	236
Portfolio Turnover Rate	68%
Total Net Advisory Fees Paid	$1,845,582

Goldman Sachs Short-Term Conservative Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38147X705-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short-Term Conservative Income Fund

GPPOX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$16	0.31%

Sector Allocation (%)

Banks	38.8%
Short-Term Investments	20.3%
Automotive	10.1%
Investment Companies	8.9%
Sovereign	6.0%
Diversified Financial Services	5.3%
Insurance	3.4%
Healthcare Providers & Services	1.4%
Electrical	1.1%
Other	4.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$1,987,093,713
# of Portfolio Holdings	236
Portfolio Turnover Rate	68%
Total Net Advisory Fees Paid	$1,845,582

Goldman Sachs Short-Term Conservative Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38147X218-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Bond Fund

GSFAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$41	0.80%

Sector Allocation (%)

Federal Agencies	55.8%
Collateralized Loan Obligations	9.1%
Banks	8.9%
Commercial Mortgage-Backed Securities	8.4%
Collateralized Mortgage Obligations	6.2%
Student Loan	4.1%
Telecommunication Services	2.6%
Sovereign	2.1%
Diversified Financial Services	1.9%
Other	28.1%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$360,120,991
# of Portfolio Holdings	956
Portfolio Turnover Rate	656%
Total Net Advisory Fees Paid	$699,091

Goldman Sachs Bond Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38143H449-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Bond Fund

GSFCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$80	1.55%

Sector Allocation (%)

Federal Agencies	55.8%
Collateralized Loan Obligations	9.1%
Banks	8.9%
Commercial Mortgage-Backed Securities	8.4%
Collateralized Mortgage Obligations	6.2%
Student Loan	4.1%
Telecommunication Services	2.6%
Sovereign	2.1%
Diversified Financial Services	1.9%
Other	28.1%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$360,120,991
# of Portfolio Holdings	956
Portfolio Turnover Rate	656%
Total Net Advisory Fees Paid	$699,091

Goldman Sachs Bond Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38143H423-SAR-0924

Class C

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Bond Fund

GMVPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$24	0.46%

Sector Allocation (%)

Federal Agencies	55.8%
Collateralized Loan Obligations	9.1%
Banks	8.9%
Commercial Mortgage-Backed Securities	8.4%
Collateralized Mortgage Obligations	6.2%
Student Loan	4.1%
Telecommunication Services	2.6%
Sovereign	2.1%
Diversified Financial Services	1.9%
Other	28.1%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$360,120,991
# of Portfolio Holdings	956
Portfolio Turnover Rate	656%
Total Net Advisory Fees Paid	$699,091

Goldman Sachs Bond Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38150B509-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Bond Fund

GSNRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$54	1.05%

Sector Allocation (%)

Federal Agencies	55.8%
Collateralized Loan Obligations	9.1%
Banks	8.9%
Commercial Mortgage-Backed Securities	8.4%
Collateralized Mortgage Obligations	6.2%
Student Loan	4.1%
Telecommunication Services	2.6%
Sovereign	2.1%
Diversified Financial Services	1.9%
Other	28.1%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$360,120,991
# of Portfolio Holdings	956
Portfolio Turnover Rate	656%
Total Net Advisory Fees Paid	$699,091

Goldman Sachs Bond Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38145N311-SAR-0924

Class R

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Bond Fund

GSFUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$24	0.46%

Sector Allocation (%)

Federal Agencies	55.8%
Collateralized Loan Obligations	9.1%
Banks	8.9%
Commercial Mortgage-Backed Securities	8.4%
Collateralized Mortgage Obligations	6.2%
Student Loan	4.1%
Telecommunication Services	2.6%
Sovereign	2.1%
Diversified Financial Services	1.9%
Other	28.1%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$360,120,991
# of Portfolio Holdings	956
Portfolio Turnover Rate	656%
Total Net Advisory Fees Paid	$699,091

Goldman Sachs Bond Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38147X556-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Bond Fund

GSNIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.47%

Sector Allocation (%)

Federal Agencies	55.8%
Collateralized Loan Obligations	9.1%
Banks	8.9%
Commercial Mortgage-Backed Securities	8.4%
Collateralized Mortgage Obligations	6.2%
Student Loan	4.1%
Telecommunication Services	2.6%
Sovereign	2.1%
Diversified Financial Services	1.9%
Other	28.1%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$360,120,991
# of Portfolio Holdings	956
Portfolio Turnover Rate	656%
Total Net Advisory Fees Paid	$699,091

Goldman Sachs Bond Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38143H415-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Bond Fund

GSNTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$28	0.55%

Sector Allocation (%)

Federal Agencies	55.8%
Collateralized Loan Obligations	9.1%
Banks	8.9%
Commercial Mortgage-Backed Securities	8.4%
Collateralized Mortgage Obligations	6.2%
Student Loan	4.1%
Telecommunication Services	2.6%
Sovereign	2.1%
Diversified Financial Services	1.9%
Other	28.1%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$360,120,991
# of Portfolio Holdings	956
Portfolio Turnover Rate	656%
Total Net Advisory Fees Paid	$699,091

Goldman Sachs Bond Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38145N295-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Bond Fund

GSNSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$50	0.97%

Sector Allocation (%)

Federal Agencies	55.8%
Collateralized Loan Obligations	9.1%
Banks	8.9%
Commercial Mortgage-Backed Securities	8.4%
Collateralized Mortgage Obligations	6.2%
Student Loan	4.1%
Telecommunication Services	2.6%
Sovereign	2.1%
Diversified Financial Services	1.9%
Other	28.1%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$360,120,991
# of Portfolio Holdings	956
Portfolio Turnover Rate	656%
Total Net Advisory Fees Paid	$699,091

Goldman Sachs Bond Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38143H399-SAR-0924

Service Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Core Fixed Income Fund

GCFIX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$37	0.71%

Sector Allocation (%)

Federal Agencies	46.8%
Sovereign	26.1%
Banks	6.8%
Commercial Mortgage-Backed Securities	6.4%
Collateralized Loan Obligations	6.0%
Collateralized Mortgage Obligations	3.5%
Telecommunication Services	2.2%
Healthcare Providers & Services	1.9%
Automotive	1.5%
Other	20.7%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,307,053,246
# of Portfolio Holdings	911
Portfolio Turnover Rate	500%
Total Net Advisory Fees Paid	$3,504,833

Goldman Sachs Core Fixed Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38142B419-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Core Fixed Income Fund

GCFCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$75	1.46%

Sector Allocation (%)

Federal Agencies	46.8%
Sovereign	26.1%
Banks	6.8%
Commercial Mortgage-Backed Securities	6.4%
Collateralized Loan Obligations	6.0%
Collateralized Mortgage Obligations	3.5%
Telecommunication Services	2.2%
Healthcare Providers & Services	1.9%
Automotive	1.5%
Other	20.7%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,307,053,246
# of Portfolio Holdings	911
Portfolio Turnover Rate	500%
Total Net Advisory Fees Paid	$3,504,833

Goldman Sachs Core Fixed Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38142B229-SAR-0924

Class C

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Core Fixed Income Fund

GAKPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.37%

Sector Allocation (%)

Federal Agencies	46.8%
Sovereign	26.1%
Banks	6.8%
Commercial Mortgage-Backed Securities	6.4%
Collateralized Loan Obligations	6.0%
Collateralized Mortgage Obligations	3.5%
Telecommunication Services	2.2%
Healthcare Providers & Services	1.9%
Automotive	1.5%
Other	20.7%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,307,053,246
# of Portfolio Holdings	911
Portfolio Turnover Rate	500%
Total Net Advisory Fees Paid	$3,504,833

Goldman Sachs Core Fixed Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38150B889-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Core Fixed Income Fund

GDFRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$49	0.96%

Sector Allocation (%)

Federal Agencies	46.8%
Sovereign	26.1%
Banks	6.8%
Commercial Mortgage-Backed Securities	6.4%
Collateralized Loan Obligations	6.0%
Collateralized Mortgage Obligations	3.5%
Telecommunication Services	2.2%
Healthcare Providers & Services	1.9%
Automotive	1.5%
Other	20.7%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,307,053,246
# of Portfolio Holdings	911
Portfolio Turnover Rate	500%
Total Net Advisory Fees Paid	$3,504,833

Goldman Sachs Core Fixed Income Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38145N337-SAR-0924

Class R

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Core Fixed Income Fund

GCFUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.37%

Sector Allocation (%)

Federal Agencies	46.8%
Sovereign	26.1%
Banks	6.8%
Commercial Mortgage-Backed Securities	6.4%
Collateralized Loan Obligations	6.0%
Collateralized Mortgage Obligations	3.5%
Telecommunication Services	2.2%
Healthcare Providers & Services	1.9%
Automotive	1.5%
Other	20.7%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,307,053,246
# of Portfolio Holdings	911
Portfolio Turnover Rate	500%
Total Net Advisory Fees Paid	$3,504,833

Goldman Sachs Core Fixed Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38147X333-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Core Fixed Income Fund

GSFIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.38%

Sector Allocation (%)

Federal Agencies	46.8%
Sovereign	26.1%
Banks	6.8%
Commercial Mortgage-Backed Securities	6.4%
Collateralized Loan Obligations	6.0%
Collateralized Mortgage Obligations	3.5%
Telecommunication Services	2.2%
Healthcare Providers & Services	1.9%
Automotive	1.5%
Other	20.7%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,307,053,246
# of Portfolio Holdings	911
Portfolio Turnover Rate	500%
Total Net Advisory Fees Paid	$3,504,833

Goldman Sachs Core Fixed Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38141W810-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Core Fixed Income Fund

GDFTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$24	0.46%

Sector Allocation (%)

Federal Agencies	46.8%
Sovereign	26.1%
Banks	6.8%
Commercial Mortgage-Backed Securities	6.4%
Collateralized Loan Obligations	6.0%
Collateralized Mortgage Obligations	3.5%
Telecommunication Services	2.2%
Healthcare Providers & Services	1.9%
Automotive	1.5%
Other	20.7%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,307,053,246
# of Portfolio Holdings	911
Portfolio Turnover Rate	500%
Total Net Advisory Fees Paid	$3,504,833

Goldman Sachs Core Fixed Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38145N329-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Core Fixed Income Fund

GSCSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$45	0.88%

Sector Allocation (%)

Federal Agencies	46.8%
Sovereign	26.1%
Banks	6.8%
Commercial Mortgage-Backed Securities	6.4%
Collateralized Loan Obligations	6.0%
Collateralized Mortgage Obligations	3.5%
Telecommunication Services	2.2%
Healthcare Providers & Services	1.9%
Automotive	1.5%
Other	20.7%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,307,053,246
# of Portfolio Holdings	911
Portfolio Turnover Rate	500%
Total Net Advisory Fees Paid	$3,504,833

Goldman Sachs Core Fixed Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38141W786-SAR-0924

Service Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Emerging Markets Debt Fund

GSDAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$58	1.12%

Sector Allocation (%)

Sovereign Bonds	71.1%
Oil Field Services	7.2%
Banks	2.6%
Engineering & Construction	2.3%
Electrical	1.7%
Pipelines	1.6%
Transportation	1.1%
Commercial Services	0.9%
Multi-National	0.9%
Other	7.4%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$407,394,044
# of Portfolio Holdings	473
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$1,614,420

Goldman Sachs Emerging Markets Debt Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38143H803-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Emerging Markets Debt Fund

GSCDX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.87%

Sector Allocation (%)

Sovereign Bonds	71.1%
Oil Field Services	7.2%
Banks	2.6%
Engineering & Construction	2.3%
Electrical	1.7%
Pipelines	1.6%
Transportation	1.1%
Commercial Services	0.9%
Multi-National	0.9%
Other	7.4%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$407,394,044
# of Portfolio Holdings	473
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$1,614,420

Goldman Sachs Emerging Markets Debt Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38143H456-SAR-0924

Class C

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Emerging Markets Debt Fund

GAIPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.84%

Sector Allocation (%)

Sovereign Bonds	71.1%
Oil Field Services	7.2%
Banks	2.6%
Engineering & Construction	2.3%
Electrical	1.7%
Pipelines	1.6%
Transportation	1.1%
Commercial Services	0.9%
Multi-National	0.9%
Other	7.4%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$407,394,044
# of Portfolio Holdings	473
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$1,614,420

Goldman Sachs Emerging Markets Debt Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38150B863-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Emerging Markets Debt Fund

GSIUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.84%

Sector Allocation (%)

Sovereign Bonds	71.1%
Oil Field Services	7.2%
Banks	2.6%
Engineering & Construction	2.3%
Electrical	1.7%
Pipelines	1.6%
Transportation	1.1%
Commercial Services	0.9%
Multi-National	0.9%
Other	7.4%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$407,394,044
# of Portfolio Holdings	473
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$1,614,420

Goldman Sachs Emerging Markets Debt Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38148U882-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Emerging Markets Debt Fund

GSDIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.85%

Sector Allocation (%)

Sovereign Bonds	71.1%
Oil Field Services	7.2%
Banks	2.6%
Engineering & Construction	2.3%
Electrical	1.7%
Pipelines	1.6%
Transportation	1.1%
Commercial Services	0.9%
Multi-National	0.9%
Other	7.4%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$407,394,044
# of Portfolio Holdings	473
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$1,614,420

Goldman Sachs Emerging Markets Debt Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38143H886-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Emerging Markets Debt Fund

GSIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$45	0.87%

Sector Allocation (%)

Sovereign Bonds	71.1%
Oil Field Services	7.2%
Banks	2.6%
Engineering & Construction	2.3%
Electrical	1.7%
Pipelines	1.6%
Transportation	1.1%
Commercial Services	0.9%
Multi-National	0.9%
Other	7.4%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$407,394,044
# of Portfolio Holdings	473
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$1,614,420

Goldman Sachs Emerging Markets Debt Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38144N171-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Enhanced Income Fund

GEADX: Administration Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$31	0.60%

Sector Allocation (%)

Banks	17.5%
Collateralized Loan Obligations	10.4%
Automotive	7.2%
Sovereign	5.0%
Electrical	5.0%
Commercial Mortgage-Backed Securities	4.9%
Diversified Financial Services	4.5%
Student Loan	4.1%
Short-Term Investments	3.4%
Other	35.9%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$523,953,802
# of Portfolio Holdings	258
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$645,011

Goldman Sachs Enhanced Income Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38142Y526-SAR-0924

Administration Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Enhanced Income Fund

GEIAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$30	0.58%

Sector Allocation (%)

Banks	17.5%
Collateralized Loan Obligations	10.4%
Automotive	7.2%
Sovereign	5.0%
Electrical	5.0%
Commercial Mortgage-Backed Securities	4.9%
Diversified Financial Services	4.5%
Student Loan	4.1%
Short-Term Investments	3.4%
Other	35.9%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$523,953,802
# of Portfolio Holdings	258
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$645,011

Goldman Sachs Enhanced Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38142Y534-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Enhanced Income Fund

GAEPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$17	0.34%

Sector Allocation (%)

Banks	17.5%
Collateralized Loan Obligations	10.4%
Automotive	7.2%
Sovereign	5.0%
Electrical	5.0%
Commercial Mortgage-Backed Securities	4.9%
Diversified Financial Services	4.5%
Student Loan	4.1%
Short-Term Investments	3.4%
Other	35.9%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$523,953,802
# of Portfolio Holdings	258
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$645,011

Goldman Sachs Enhanced Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38150B822-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Enhanced Income Fund

GEIUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$17	0.34%

Sector Allocation (%)

Banks	17.5%
Collateralized Loan Obligations	10.4%
Automotive	7.2%
Sovereign	5.0%
Electrical	5.0%
Commercial Mortgage-Backed Securities	4.9%
Diversified Financial Services	4.5%
Student Loan	4.1%
Short-Term Investments	3.4%
Other	35.9%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$523,953,802
# of Portfolio Holdings	258
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$645,011

Goldman Sachs Enhanced Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38147X622-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Enhanced Income Fund

GEIIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.35%

Sector Allocation (%)

Banks	17.5%
Collateralized Loan Obligations	10.4%
Automotive	7.2%
Sovereign	5.0%
Electrical	5.0%
Commercial Mortgage-Backed Securities	4.9%
Diversified Financial Services	4.5%
Student Loan	4.1%
Short-Term Investments	3.4%
Other	35.9%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$523,953,802
# of Portfolio Holdings	258
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$645,011

Goldman Sachs Enhanced Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38142Y518-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Enhanced Income Fund

GHIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$22	0.43%

Sector Allocation (%)

Banks	17.5%
Collateralized Loan Obligations	10.4%
Automotive	7.2%
Sovereign	5.0%
Electrical	5.0%
Commercial Mortgage-Backed Securities	4.9%
Diversified Financial Services	4.5%
Student Loan	4.1%
Short-Term Investments	3.4%
Other	35.9%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$523,953,802
# of Portfolio Holdings	258
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$645,011

Goldman Sachs Enhanced Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38145L877-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Enhanced Income Fund

GESVX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$43	0.85%

Sector Allocation (%)

Banks	17.5%
Collateralized Loan Obligations	10.4%
Automotive	7.2%
Sovereign	5.0%
Electrical	5.0%
Commercial Mortgage-Backed Securities	4.9%
Diversified Financial Services	4.5%
Student Loan	4.1%
Short-Term Investments	3.4%
Other	35.9%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$523,953,802
# of Portfolio Holdings	258
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$645,011

Goldman Sachs Enhanced Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38150C457-SAR-0924

Service Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Global Core Fixed Income Fund

GSGIX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$47	0.91%

Sector Allocation (%)

Federal Agencies	26.0%
Banks	10.8%
Short-Term Investments	7.6%
Euro	7.4%
Japanese Yen	7.1%
Collateralized Loan Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Collateralized Mortgage Obligations	5.1%
Automotive	3.5%
Other	30.8%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$669,516,897
# of Portfolio Holdings	702
Portfolio Turnover Rate	295%
Total Net Advisory Fees Paid	$1,778,701

Goldman Sachs Global Core Fixed Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38141W109-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Global Core Fixed Income Fund

GSLCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$85	1.66%

Sector Allocation (%)

Federal Agencies	26.0%
Banks	10.8%
Short-Term Investments	7.6%
Euro	7.4%
Japanese Yen	7.1%
Collateralized Loan Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Collateralized Mortgage Obligations	5.1%
Automotive	3.5%
Other	30.8%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$669,516,897
# of Portfolio Holdings	702
Portfolio Turnover Rate	295%
Total Net Advisory Fees Paid	$1,778,701

Goldman Sachs Global Core Fixed Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38142B187-SAR-0924

Class C

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Global Core Fixed Income Fund

GGXPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$30	0.58%

Sector Allocation (%)

Federal Agencies	26.0%
Banks	10.8%
Short-Term Investments	7.6%
Euro	7.4%
Japanese Yen	7.1%
Collateralized Loan Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Collateralized Mortgage Obligations	5.1%
Automotive	3.5%
Other	30.8%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$669,516,897
# of Portfolio Holdings	702
Portfolio Turnover Rate	295%
Total Net Advisory Fees Paid	$1,778,701

Goldman Sachs Global Core Fixed Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38150B764-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Global Core Fixed Income Fund

GBIUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$30	0.58%

Sector Allocation (%)

Federal Agencies	26.0%
Banks	10.8%
Short-Term Investments	7.6%
Euro	7.4%
Japanese Yen	7.1%
Collateralized Loan Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Collateralized Mortgage Obligations	5.1%
Automotive	3.5%
Other	30.8%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$669,516,897
# of Portfolio Holdings	702
Portfolio Turnover Rate	295%
Total Net Advisory Fees Paid	$1,778,701

Goldman Sachs Global Core Fixed Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38147X549-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Global Core Fixed Income Fund

GSGLX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.59%

Sector Allocation (%)

Federal Agencies	26.0%
Banks	10.8%
Short-Term Investments	7.6%
Euro	7.4%
Japanese Yen	7.1%
Collateralized Loan Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Collateralized Mortgage Obligations	5.1%
Automotive	3.5%
Other	30.8%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$669,516,897
# of Portfolio Holdings	702
Portfolio Turnover Rate	295%
Total Net Advisory Fees Paid	$1,778,701

Goldman Sachs Global Core Fixed Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38141W737-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Global Core Fixed Income Fund

GBIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$34	0.66%

Sector Allocation (%)

Federal Agencies	26.0%
Banks	10.8%
Short-Term Investments	7.6%
Euro	7.4%
Japanese Yen	7.1%
Collateralized Loan Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Collateralized Mortgage Obligations	5.1%
Automotive	3.5%
Other	30.8%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$669,516,897
# of Portfolio Holdings	702
Portfolio Turnover Rate	295%
Total Net Advisory Fees Paid	$1,778,701

Goldman Sachs Global Core Fixed Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38144N155-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Global Core Fixed Income Fund

GGISX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$56	1.09%

Sector Allocation (%)

Federal Agencies	26.0%
Banks	10.8%
Short-Term Investments	7.6%
Euro	7.4%
Japanese Yen	7.1%
Collateralized Loan Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Collateralized Mortgage Obligations	5.1%
Automotive	3.5%
Other	30.8%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$669,516,897
# of Portfolio Holdings	702
Portfolio Turnover Rate	295%
Total Net Advisory Fees Paid	$1,778,701

Goldman Sachs Global Core Fixed Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38141W729-SAR-0924

Service Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Government Income Fund

GSGOX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$42	0.81%

Sector Allocation (%)

Federal Agencies	53.5%
Sovereign	51.0%
Commercial Mortgage-Backed Securities	5.9%
Collateralized Mortgage Obligations	3.1%
Ohio	1.7%
Student Loan	1.2%
Collateralized Loan Obligations	0.8%
Automotive	0.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$125,722,560
# of Portfolio Holdings	323
Portfolio Turnover Rate	426%
Total Net Advisory Fees Paid	$284,207

Goldman Sachs Government Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38141W604-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Government Income Fund

GSOCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$80	1.56%

Sector Allocation (%)

Federal Agencies	53.5%
Sovereign	51.0%
Commercial Mortgage-Backed Securities	5.9%
Collateralized Mortgage Obligations	3.1%
Ohio	1.7%
Student Loan	1.2%
Collateralized Loan Obligations	0.8%
Automotive	0.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$125,722,560
# of Portfolio Holdings	323
Portfolio Turnover Rate	426%
Total Net Advisory Fees Paid	$284,207

Goldman Sachs Government Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38142B211-SAR-0924

Class C

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Government Income Fund

GGTPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$25	0.49%

Sector Allocation (%)

Federal Agencies	53.5%
Sovereign	51.0%
Commercial Mortgage-Backed Securities	5.9%
Collateralized Mortgage Obligations	3.1%
Ohio	1.7%
Student Loan	1.2%
Collateralized Loan Obligations	0.8%
Automotive	0.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$125,722,560
# of Portfolio Holdings	323
Portfolio Turnover Rate	426%
Total Net Advisory Fees Paid	$284,207

Goldman Sachs Government Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38150B723-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Government Income Fund

GSORX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$54	1.06%

Sector Allocation (%)

Federal Agencies	53.5%
Sovereign	51.0%
Commercial Mortgage-Backed Securities	5.9%
Collateralized Mortgage Obligations	3.1%
Ohio	1.7%
Student Loan	1.2%
Collateralized Loan Obligations	0.8%
Automotive	0.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$125,722,560
# of Portfolio Holdings	323
Portfolio Turnover Rate	426%
Total Net Advisory Fees Paid	$284,207

Goldman Sachs Government Income Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38145N352-SAR-0924

Class R

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Government Income Fund

GSOUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$25	0.49%

Sector Allocation (%)

Federal Agencies	53.5%
Sovereign	51.0%
Commercial Mortgage-Backed Securities	5.9%
Collateralized Mortgage Obligations	3.1%
Ohio	1.7%
Student Loan	1.2%
Collateralized Loan Obligations	0.8%
Automotive	0.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$125,722,560
# of Portfolio Holdings	323
Portfolio Turnover Rate	426%
Total Net Advisory Fees Paid	$284,207

Goldman Sachs Government Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38147X572-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Government Income Fund

GSOIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.50%

Sector Allocation (%)

Federal Agencies	53.5%
Sovereign	51.0%
Commercial Mortgage-Backed Securities	5.9%
Collateralized Mortgage Obligations	3.1%
Ohio	1.7%
Student Loan	1.2%
Collateralized Loan Obligations	0.8%
Automotive	0.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$125,722,560
# of Portfolio Holdings	323
Portfolio Turnover Rate	426%
Total Net Advisory Fees Paid	$284,207

Goldman Sachs Government Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38142V761-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Government Income Fund

GSOTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$29	0.56%

Sector Allocation (%)

Federal Agencies	53.5%
Sovereign	51.0%
Commercial Mortgage-Backed Securities	5.9%
Collateralized Mortgage Obligations	3.1%
Ohio	1.7%
Student Loan	1.2%
Collateralized Loan Obligations	0.8%
Automotive	0.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$125,722,560
# of Portfolio Holdings	323
Portfolio Turnover Rate	426%
Total Net Advisory Fees Paid	$284,207

Goldman Sachs Government Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38145N345-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Government Income Fund

GSOSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$51	1.00%

Sector Allocation (%)

Federal Agencies	53.5%
Sovereign	51.0%
Commercial Mortgage-Backed Securities	5.9%
Collateralized Mortgage Obligations	3.1%
Ohio	1.7%
Student Loan	1.2%
Collateralized Loan Obligations	0.8%
Automotive	0.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$125,722,560
# of Portfolio Holdings	323
Portfolio Turnover Rate	426%
Total Net Advisory Fees Paid	$284,207

Goldman Sachs Government Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Income Fund

38142V753-SAR-0924

Service Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Floating Rate Fund

GFRAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.01%

Sector Allocation (%)

Technology - Software	7.4%
Chemicals	5.9%
Commercial Services	5.5%
Consumer Cyclical Services	4.3%
Packaging	3.8%
Insurance	3.4%
Aerospace & Defense	3.1%
Building Materials	3.3%
Diversified Financial Services	3.2%
Other	58.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,001,967,437
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$5,688,146

Goldman Sachs High Yield Floating Rate Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C471-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Floating Rate Fund

GFRCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.75%

Sector Allocation (%)

Technology - Software	7.4%
Chemicals	5.9%
Commercial Services	5.5%
Consumer Cyclical Services	4.3%
Packaging	3.8%
Insurance	3.4%
Aerospace & Defense	3.1%
Building Materials	3.3%
Diversified Financial Services	3.2%
Other	58.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,001,967,437
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$5,688,146

Goldman Sachs High Yield Floating Rate Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C463-SAR-0924

Class C

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Floating Rate Fund

GGNPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.68%

Sector Allocation (%)

Technology - Software	7.4%
Chemicals	5.9%
Commercial Services	5.5%
Consumer Cyclical Services	4.3%
Packaging	3.8%
Insurance	3.4%
Aerospace & Defense	3.1%
Building Materials	3.3%
Diversified Financial Services	3.2%
Other	58.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,001,967,437
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$5,688,146

Goldman Sachs High Yield Floating Rate Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38150B665-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Floating Rate Fund

GFRRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$64	1.26%

Sector Allocation (%)

Technology - Software	7.4%
Chemicals	5.9%
Commercial Services	5.5%
Consumer Cyclical Services	4.3%
Packaging	3.8%
Insurance	3.4%
Aerospace & Defense	3.1%
Building Materials	3.3%
Diversified Financial Services	3.2%
Other	58.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,001,967,437
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$5,688,146

Goldman Sachs High Yield Floating Rate Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C430-SAR-0924

Class R

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Floating Rate Fund

GFRSX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.68%

Sector Allocation (%)

Technology - Software	7.4%
Chemicals	5.9%
Commercial Services	5.5%
Consumer Cyclical Services	4.3%
Packaging	3.8%
Insurance	3.4%
Aerospace & Defense	3.1%
Building Materials	3.3%
Diversified Financial Services	3.2%
Other	58.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,001,967,437
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$5,688,146

Goldman Sachs High Yield Floating Rate Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145L166-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Floating Rate Fund

GSFRX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.70%

Sector Allocation (%)

Technology - Software	7.4%
Chemicals	5.9%
Commercial Services	5.5%
Consumer Cyclical Services	4.3%
Packaging	3.8%
Insurance	3.4%
Aerospace & Defense	3.1%
Building Materials	3.3%
Diversified Financial Services	3.2%
Other	58.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,001,967,437
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$5,688,146

Goldman Sachs High Yield Floating Rate Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C455-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Floating Rate Fund

GFRIX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.76%

Sector Allocation (%)

Technology - Software	7.4%
Chemicals	5.9%
Commercial Services	5.5%
Consumer Cyclical Services	4.3%
Packaging	3.8%
Insurance	3.4%
Aerospace & Defense	3.1%
Building Materials	3.3%
Diversified Financial Services	3.2%
Other	58.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$2,001,967,437
# of Portfolio Holdings	402
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$5,688,146

Goldman Sachs High Yield Floating Rate Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C448-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Income Fund

GSCHX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$50	0.97%

Sector Allocation (%)

Federal Agencies	16.0%
Banks	13.6%
Collateralized Loan Obligations	8.0%
Pipelines	5.9%
Diversified Financial Services	4.8%
Sovereign	4.3%
Oil Field Services	4.2%
Software	3.7%
Commercial Mortgage-Backed Securities	3.0%
Other	50.2%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$123,125,760
# of Portfolio Holdings	498
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid	$291,600

Goldman Sachs Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C754-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Income Fund

GSCJX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.72%

Sector Allocation (%)

Federal Agencies	16.0%
Banks	13.6%
Collateralized Loan Obligations	8.0%
Pipelines	5.9%
Diversified Financial Services	4.8%
Sovereign	4.3%
Oil Field Services	4.2%
Software	3.7%
Commercial Mortgage-Backed Securities	3.0%
Other	50.2%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$123,125,760
# of Portfolio Holdings	498
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid	$291,600

Goldman Sachs Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C747-SAR-0924

Class C

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Income Fund

GSCUX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$33	0.63%

Sector Allocation (%)

Federal Agencies	16.0%
Banks	13.6%
Collateralized Loan Obligations	8.0%
Pipelines	5.9%
Diversified Financial Services	4.8%
Sovereign	4.3%
Oil Field Services	4.2%
Software	3.7%
Commercial Mortgage-Backed Securities	3.0%
Other	50.2%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$123,125,760
# of Portfolio Holdings	498
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid	$291,600

Goldman Sachs Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C689-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Income Fund

GSCRX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$33	0.63%

Sector Allocation (%)

Federal Agencies	16.0%
Banks	13.6%
Collateralized Loan Obligations	8.0%
Pipelines	5.9%
Diversified Financial Services	4.8%
Sovereign	4.3%
Oil Field Services	4.2%
Software	3.7%
Commercial Mortgage-Backed Securities	3.0%
Other	50.2%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$123,125,760
# of Portfolio Holdings	498
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid	$291,600

Goldman Sachs Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C697-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Income Fund

GSNCX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.64%

Sector Allocation (%)

Federal Agencies	16.0%
Banks	13.6%
Collateralized Loan Obligations	8.0%
Pipelines	5.9%
Diversified Financial Services	4.8%
Sovereign	4.3%
Oil Field Services	4.2%
Software	3.7%
Commercial Mortgage-Backed Securities	3.0%
Other	50.2%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$123,125,760
# of Portfolio Holdings	498
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid	$291,600

Goldman Sachs Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C739-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Income Fund

GSCMX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$37	0.72%

Sector Allocation (%)

Federal Agencies	16.0%
Banks	13.6%
Collateralized Loan Obligations	8.0%
Pipelines	5.9%
Diversified Financial Services	4.8%
Sovereign	4.3%
Oil Field Services	4.2%
Software	3.7%
Commercial Mortgage-Backed Securities	3.0%
Other	50.2%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$123,125,760
# of Portfolio Holdings	498
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid	$291,600

Goldman Sachs Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C721-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Inflation Protected Securities Fund

GSAPX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$34	0.67%

Sector Allocation (%)

Sovereign	99.5%
United States Dollar	0.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$245,516,288
# of Portfolio Holdings	17
Portfolio Turnover Rate	119%
Total Net Advisory Fees Paid	$316,840

Goldman Sachs Inflation Protected Securities Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38144N866-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Inflation Protected Securities Fund

GSCFX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$73	1.42%

Sector Allocation (%)

Sovereign	99.5%
United States Dollar	0.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$245,516,288
# of Portfolio Holdings	17
Portfolio Turnover Rate	119%
Total Net Advisory Fees Paid	$316,840

Goldman Sachs Inflation Protected Securities Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38144N858-SAR-0924

Class C

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Inflation Protected Securities Fund

GGJPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$17	0.33%

Sector Allocation (%)

Sovereign	99.5%
United States Dollar	0.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$245,516,288
# of Portfolio Holdings	17
Portfolio Turnover Rate	119%
Total Net Advisory Fees Paid	$316,840

Goldman Sachs Inflation Protected Securities Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38150B624-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Inflation Protected Securities Fund

GSRPX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$47	0.92%

Sector Allocation (%)

Sovereign	99.5%
United States Dollar	0.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$245,516,288
# of Portfolio Holdings	17
Portfolio Turnover Rate	119%
Total Net Advisory Fees Paid	$316,840

Goldman Sachs Inflation Protected Securities Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38145N261-SAR-0924

Class R

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Inflation Protected Securities Fund

GSRUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$17	0.33%

Sector Allocation (%)

Sovereign	99.5%
United States Dollar	0.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$245,516,288
# of Portfolio Holdings	17
Portfolio Turnover Rate	119%
Total Net Advisory Fees Paid	$316,840

Goldman Sachs Inflation Protected Securities Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38147X580-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Inflation Protected Securities Fund

GSIPX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.34%

Sector Allocation (%)

Sovereign	99.5%
United States Dollar	0.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$245,516,288
# of Portfolio Holdings	17
Portfolio Turnover Rate	119%
Total Net Advisory Fees Paid	$316,840

Goldman Sachs Inflation Protected Securities Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38144N841-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Inflation Protected Securities Fund

GSTPX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$22	0.42%

Sector Allocation (%)

Sovereign	99.5%
United States Dollar	0.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$245,516,288
# of Portfolio Holdings	17
Portfolio Turnover Rate	119%
Total Net Advisory Fees Paid	$316,840

Goldman Sachs Inflation Protected Securities Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38145N253-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Investment Grade Credit Fund

GSGAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$37	0.71%

Sector Allocation (%)

Banks	23.1%
Healthcare Providers & Services	5.3%
Real Estate Investment Trust	4.8%
Pipelines	4.7%
Telecommunication Services	4.6%
Diversified Financial Services	4.4%
Electrical	3.7%
Software	3.5%
Pharmaceuticals	3.0%
Other	37.9%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$639,461,955
# of Portfolio Holdings	468
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid	$1,055,983

Goldman Sachs Investment Grade Credit Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38143H852-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Investment Grade Credit Fund

GGBPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.37%

Sector Allocation (%)

Banks	23.1%
Healthcare Providers & Services	5.3%
Real Estate Investment Trust	4.8%
Pipelines	4.7%
Telecommunication Services	4.6%
Diversified Financial Services	4.4%
Electrical	3.7%
Software	3.5%
Pharmaceuticals	3.0%
Other	37.9%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$639,461,955
# of Portfolio Holdings	468
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid	$1,055,983

Goldman Sachs Investment Grade Credit Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38150B558-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Investment Grade Credit Fund

GTIUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.37%

Sector Allocation (%)

Banks	23.1%
Healthcare Providers & Services	5.3%
Real Estate Investment Trust	4.8%
Pipelines	4.7%
Telecommunication Services	4.6%
Diversified Financial Services	4.4%
Electrical	3.7%
Software	3.5%
Pharmaceuticals	3.0%
Other	37.9%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$639,461,955
# of Portfolio Holdings	468
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid	$1,055,983

Goldman Sachs Investment Grade Credit Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38148U866-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Investment Grade Credit Fund

GSGDX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.38%

Sector Allocation (%)

Banks	23.1%
Healthcare Providers & Services	5.3%
Real Estate Investment Trust	4.8%
Pipelines	4.7%
Telecommunication Services	4.6%
Diversified Financial Services	4.4%
Electrical	3.7%
Software	3.5%
Pharmaceuticals	3.0%
Other	37.9%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$639,461,955
# of Portfolio Holdings	468
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid	$1,055,983

Goldman Sachs Investment Grade Credit Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38143H845-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Investment Grade Credit Fund

GTIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$24	0.46%

Sector Allocation (%)

Banks	23.1%
Healthcare Providers & Services	5.3%
Real Estate Investment Trust	4.8%
Pipelines	4.7%
Telecommunication Services	4.6%
Diversified Financial Services	4.4%
Electrical	3.7%
Software	3.5%
Pharmaceuticals	3.0%
Other	37.9%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$639,461,955
# of Portfolio Holdings	468
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid	$1,055,983

Goldman Sachs Investment Grade Credit Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38144N189-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Investment Grade Credit Fund

GSCPX: Separate Account Institutional

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$19	0.37%

Sector Allocation (%)

Banks	23.1%
Healthcare Providers & Services	5.3%
Real Estate Investment Trust	4.8%
Pipelines	4.7%
Telecommunication Services	4.6%
Diversified Financial Services	4.4%
Electrical	3.7%
Software	3.5%
Pharmaceuticals	3.0%
Other	37.9%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$639,461,955
# of Portfolio Holdings	468
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid	$1,055,983

Goldman Sachs Investment Grade Credit Fund

Separate Account Institutional

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38143H829-SAR-0924

Separate Account Institutional

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Emerging Markets Credit Fund

GAMDX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	1.14%

Sector Allocation (%)

Banks	15.3%
Oil Field Services	12.3%
Electrical	8.9%
Engineering & Construction	7.7%
Mining	4.3%
Commercial Services	4.0%
Chemicals	3.8%
Pipelines	3.7%
Gaming	3.2%
Other	34.1%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$31,478,611
# of Portfolio Holdings	145
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$127,087

Goldman Sachs Emerging Markets Credit Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38145N105-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Emerging Markets Credit Fund

GCMDX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.89%

Sector Allocation (%)

Banks	15.3%
Oil Field Services	12.3%
Electrical	8.9%
Engineering & Construction	7.7%
Mining	4.3%
Commercial Services	4.0%
Chemicals	3.8%
Pipelines	3.7%
Gaming	3.2%
Other	34.1%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$31,478,611
# of Portfolio Holdings	145
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$127,087

Goldman Sachs Emerging Markets Credit Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38145N204-SAR-0924

Class C

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Emerging Markets Credit Fund

GMWPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$43	0.83%

Sector Allocation (%)

Banks	15.3%
Oil Field Services	12.3%
Electrical	8.9%
Engineering & Construction	7.7%
Mining	4.3%
Commercial Services	4.0%
Chemicals	3.8%
Pipelines	3.7%
Gaming	3.2%
Other	34.1%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$31,478,611
# of Portfolio Holdings	145
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$127,087

Goldman Sachs Emerging Markets Credit Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38150B517-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Emerging Markets Credit Fund

GIMSX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.82%

Sector Allocation (%)

Banks	15.3%
Oil Field Services	12.3%
Electrical	8.9%
Engineering & Construction	7.7%
Mining	4.3%
Commercial Services	4.0%
Chemicals	3.8%
Pipelines	3.7%
Gaming	3.2%
Other	34.1%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$31,478,611
# of Portfolio Holdings	145
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$127,087

Goldman Sachs Emerging Markets Credit Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38145L174-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Emerging Markets Credit Fund

GIMDX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.84%

Sector Allocation (%)

Banks	15.3%
Oil Field Services	12.3%
Electrical	8.9%
Engineering & Construction	7.7%
Mining	4.3%
Commercial Services	4.0%
Chemicals	3.8%
Pipelines	3.7%
Gaming	3.2%
Other	34.1%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$31,478,611
# of Portfolio Holdings	145
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$127,087

Goldman Sachs Emerging Markets Credit Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38145N303-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Emerging Markets Credit Fund

GLIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$46	0.89%

Sector Allocation (%)

Banks	15.3%
Oil Field Services	12.3%
Electrical	8.9%
Engineering & Construction	7.7%
Mining	4.3%
Commercial Services	4.0%
Chemicals	3.8%
Pipelines	3.7%
Gaming	3.2%
Other	34.1%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$31,478,611
# of Portfolio Holdings	145
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$127,087

Goldman Sachs Emerging Markets Credit Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38144N163-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Bond Fund

GDIAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$39	0.76%

Sector Allocation (%)

Banks	23.7%
Collateralized Loan Obligations	8.8%
Federal Agencies	8.0%
Sovereign	5.7%
Automotive	5.6%
Commercial Mortgage-Backed Securities	5.4%
Diversified Financial Services	4.2%
Student Loan	4.1%
Pipelines	2.9%
Other	32.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$1,264,344,570
# of Portfolio Holdings	378
Portfolio Turnover Rate	131%
Total Net Advisory Fees Paid	$2,424,737

Goldman Sachs Short Duration Bond Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L646-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Bond Fund

GDICX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$59	1.16%

Sector Allocation (%)

Banks	23.7%
Collateralized Loan Obligations	8.8%
Federal Agencies	8.0%
Sovereign	5.7%
Automotive	5.6%
Commercial Mortgage-Backed Securities	5.4%
Diversified Financial Services	4.2%
Student Loan	4.1%
Pipelines	2.9%
Other	32.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$1,264,344,570
# of Portfolio Holdings	378
Portfolio Turnover Rate	131%
Total Net Advisory Fees Paid	$2,424,737

Goldman Sachs Short Duration Bond Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L638-SAR-0924

Class C

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Bond Fund

GMCPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$23	0.44%

Sector Allocation (%)

Banks	23.7%
Collateralized Loan Obligations	8.8%
Federal Agencies	8.0%
Sovereign	5.7%
Automotive	5.6%
Commercial Mortgage-Backed Securities	5.4%
Diversified Financial Services	4.2%
Student Loan	4.1%
Pipelines	2.9%
Other	32.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$1,264,344,570
# of Portfolio Holdings	378
Portfolio Turnover Rate	131%
Total Net Advisory Fees Paid	$2,424,737

Goldman Sachs Short Duration Bond Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38150B384-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Bond Fund

GIFRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$52	1.01%

Sector Allocation (%)

Banks	23.7%
Collateralized Loan Obligations	8.8%
Federal Agencies	8.0%
Sovereign	5.7%
Automotive	5.6%
Commercial Mortgage-Backed Securities	5.4%
Diversified Financial Services	4.2%
Student Loan	4.1%
Pipelines	2.9%
Other	32.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$1,264,344,570
# of Portfolio Holdings	378
Portfolio Turnover Rate	131%
Total Net Advisory Fees Paid	$2,424,737

Goldman Sachs Short Duration Bond Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L596-SAR-0924

Class R

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Bond Fund

GDIUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$23	0.44%

Sector Allocation (%)

Banks	23.7%
Collateralized Loan Obligations	8.8%
Federal Agencies	8.0%
Sovereign	5.7%
Automotive	5.6%
Commercial Mortgage-Backed Securities	5.4%
Diversified Financial Services	4.2%
Student Loan	4.1%
Pipelines	2.9%
Other	32.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$1,264,344,570
# of Portfolio Holdings	378
Portfolio Turnover Rate	131%
Total Net Advisory Fees Paid	$2,424,737

Goldman Sachs Short Duration Bond Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38147X564-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Bond Fund

GDFIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.44%

Sector Allocation (%)

Banks	23.7%
Collateralized Loan Obligations	8.8%
Federal Agencies	8.0%
Sovereign	5.7%
Automotive	5.6%
Commercial Mortgage-Backed Securities	5.4%
Diversified Financial Services	4.2%
Student Loan	4.1%
Pipelines	2.9%
Other	32.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$1,264,344,570
# of Portfolio Holdings	378
Portfolio Turnover Rate	131%
Total Net Advisory Fees Paid	$2,424,737

Goldman Sachs Short Duration Bond Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L620-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Bond Fund

GSSRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$26	0.51%

Sector Allocation (%)

Banks	23.7%
Collateralized Loan Obligations	8.8%
Federal Agencies	8.0%
Sovereign	5.7%
Automotive	5.6%
Commercial Mortgage-Backed Securities	5.4%
Diversified Financial Services	4.2%
Student Loan	4.1%
Pipelines	2.9%
Other	32.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$1,264,344,570
# of Portfolio Holdings	378
Portfolio Turnover Rate	131%
Total Net Advisory Fees Paid	$2,424,737

Goldman Sachs Short Duration Bond Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L612-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Government Fund

GSSDX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$41	0.81%

Sector Allocation (%)

Sovereign	73.5%
Federal Agencies	41.6%
Investment Companies	0.7%
Collateralized Mortgage Obligations	0.2%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$470,108,158
# of Portfolio Holdings	512
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid	$1,028,490

Goldman Sachs Short Duration Government Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38142B476-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Government Fund

GSDCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$62	1.21%

Sector Allocation (%)

Sovereign	73.5%
Federal Agencies	41.6%
Investment Companies	0.7%
Collateralized Mortgage Obligations	0.2%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$470,108,158
# of Portfolio Holdings	512
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid	$1,028,490

Goldman Sachs Short Duration Government Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38142B237-SAR-0924

Class C

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Government Fund

GMDPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$24	0.47%

Sector Allocation (%)

Sovereign	73.5%
Federal Agencies	41.6%
Investment Companies	0.7%
Collateralized Mortgage Obligations	0.2%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$470,108,158
# of Portfolio Holdings	512
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid	$1,028,490

Goldman Sachs Short Duration Government Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38150B392-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Government Fund

GSTUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$24	0.47%

Sector Allocation (%)

Sovereign	73.5%
Federal Agencies	41.6%
Investment Companies	0.7%
Collateralized Mortgage Obligations	0.2%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$470,108,158
# of Portfolio Holdings	512
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid	$1,028,490

Goldman Sachs Short Duration Government Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38147X598-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Government Fund

GSTGX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.48%

Sector Allocation (%)

Sovereign	73.5%
Federal Agencies	41.6%
Investment Companies	0.7%
Collateralized Mortgage Obligations	0.2%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$470,108,158
# of Portfolio Holdings	512
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid	$1,028,490

Goldman Sachs Short Duration Government Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38141W307-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Government Fund

GTDTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$29	0.56%

Sector Allocation (%)

Sovereign	73.5%
Federal Agencies	41.6%
Investment Companies	0.7%
Collateralized Mortgage Obligations	0.2%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$470,108,158
# of Portfolio Holdings	512
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid	$1,028,490

Goldman Sachs Short Duration Government Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38145N360-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Government Fund

GSDSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$50	0.98%

Sector Allocation (%)

Sovereign	73.5%
Federal Agencies	41.6%
Investment Companies	0.7%
Collateralized Mortgage Obligations	0.2%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$470,108,158
# of Portfolio Holdings	512
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid	$1,028,490

Goldman Sachs Short Duration Government Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38141W869-SAR-0924

Service Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Dynamic Bond Fund

GSZAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$55	1.06%

Sector Allocation (%)

Federal Agencies	47.5%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	12.5%
Collateralized Mortgage Obligations	12.2%
Sovereign	7.8%
Student Loan	4.5%
Banks	3.2%
Diversified Financial Services	2.3%
Automotive	2.3%
Other	28.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$754,065,631
# of Portfolio Holdings	654
Portfolio Turnover Rate	1,306%
Total Net Advisory Fees Paid	$2,124,315

Goldman Sachs Dynamic Bond Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C661-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Dynamic Bond Fund

GSZCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$93	1.81%

Sector Allocation (%)

Federal Agencies	47.5%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	12.5%
Collateralized Mortgage Obligations	12.2%
Sovereign	7.8%
Student Loan	4.5%
Banks	3.2%
Diversified Financial Services	2.3%
Automotive	2.3%
Other	28.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$754,065,631
# of Portfolio Holdings	654
Portfolio Turnover Rate	1,306%
Total Net Advisory Fees Paid	$2,124,315

Goldman Sachs Dynamic Bond Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C653-SAR-0924

Class C

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Dynamic Bond Fund

GSOPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$37	0.72%

Sector Allocation (%)

Federal Agencies	47.5%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	12.5%
Collateralized Mortgage Obligations	12.2%
Sovereign	7.8%
Student Loan	4.5%
Banks	3.2%
Diversified Financial Services	2.3%
Automotive	2.3%
Other	28.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$754,065,631
# of Portfolio Holdings	654
Portfolio Turnover Rate	1,306%
Total Net Advisory Fees Paid	$2,124,315

Goldman Sachs Dynamic Bond Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38150B277-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Dynamic Bond Fund

GSZRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$67	1.31%

Sector Allocation (%)

Federal Agencies	47.5%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	12.5%
Collateralized Mortgage Obligations	12.2%
Sovereign	7.8%
Student Loan	4.5%
Banks	3.2%
Diversified Financial Services	2.3%
Automotive	2.3%
Other	28.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$754,065,631
# of Portfolio Holdings	654
Portfolio Turnover Rate	1,306%
Total Net Advisory Fees Paid	$2,124,315

Goldman Sachs Dynamic Bond Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C620-SAR-0924

Class R

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Dynamic Bond Fund

GSZUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$37	0.72%

Sector Allocation (%)

Federal Agencies	47.5%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	12.5%
Collateralized Mortgage Obligations	12.2%
Sovereign	7.8%
Student Loan	4.5%
Banks	3.2%
Diversified Financial Services	2.3%
Automotive	2.3%
Other	28.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$754,065,631
# of Portfolio Holdings	654
Portfolio Turnover Rate	1,306%
Total Net Advisory Fees Paid	$2,124,315

Goldman Sachs Dynamic Bond Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38147X531-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Dynamic Bond Fund

GSZIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$38	0.73%

Sector Allocation (%)

Federal Agencies	47.5%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	12.5%
Collateralized Mortgage Obligations	12.2%
Sovereign	7.8%
Student Loan	4.5%
Banks	3.2%
Diversified Financial Services	2.3%
Automotive	2.3%
Other	28.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$754,065,631
# of Portfolio Holdings	654
Portfolio Turnover Rate	1,306%
Total Net Advisory Fees Paid	$2,124,315

Goldman Sachs Dynamic Bond Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C646-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs Dynamic Bond Fund

GZIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$42	0.81%

Sector Allocation (%)

Federal Agencies	47.5%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	12.5%
Collateralized Mortgage Obligations	12.2%
Sovereign	7.8%
Student Loan	4.5%
Banks	3.2%
Diversified Financial Services	2.3%
Automotive	2.3%
Other	28.0%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$754,065,631
# of Portfolio Holdings	654
Portfolio Turnover Rate	1,306%
Total Net Advisory Fees Paid	$2,124,315

Goldman Sachs Dynamic Bond Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C638-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs U.S. Mortgages Fund

GSUAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$40	0.78%

Sector Allocation (%)

Federal Agencies	124.3%
Collateralized Mortgage Obligations	9.9%
Sovereign	9.1%
Commercial Mortgage-Backed Securities	6.9%
Collateralized Loan Obligations	1.7%
Student Loan	0.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$185,240,380
# of Portfolio Holdings	734
Portfolio Turnover Rate	1,046%
Total Net Advisory Fees Paid	$314,957

Goldman Sachs U.S. Mortgages Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38143H878-SAR-0924

Class A

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs U.S. Mortgages Fund

GSBPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$23	0.44%

Sector Allocation (%)

Federal Agencies	124.3%
Collateralized Mortgage Obligations	9.9%
Sovereign	9.1%
Commercial Mortgage-Backed Securities	6.9%
Collateralized Loan Obligations	1.7%
Student Loan	0.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$185,240,380
# of Portfolio Holdings	734
Portfolio Turnover Rate	1,046%
Total Net Advisory Fees Paid	$314,957

Goldman Sachs U.S. Mortgages Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38150B160-SAR-0924

Class P

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs U.S. Mortgages Fund

GGIUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$23	0.44%

Sector Allocation (%)

Federal Agencies	124.3%
Collateralized Mortgage Obligations	9.9%
Sovereign	9.1%
Commercial Mortgage-Backed Securities	6.9%
Collateralized Loan Obligations	1.7%
Student Loan	0.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$185,240,380
# of Portfolio Holdings	734
Portfolio Turnover Rate	1,046%
Total Net Advisory Fees Paid	$314,957

Goldman Sachs U.S. Mortgages Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38148U858-SAR-0924

Class R6

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs U.S. Mortgages Fund

GSUIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.45%

Sector Allocation (%)

Federal Agencies	124.3%
Collateralized Mortgage Obligations	9.9%
Sovereign	9.1%
Commercial Mortgage-Backed Securities	6.9%
Collateralized Loan Obligations	1.7%
Student Loan	0.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$185,240,380
# of Portfolio Holdings	734
Portfolio Turnover Rate	1,046%
Total Net Advisory Fees Paid	$314,957

Goldman Sachs U.S. Mortgages Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38143H860-SAR-0924

Institutional Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs U.S. Mortgages Fund

GGIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$27	0.53%

Sector Allocation (%)

Federal Agencies	124.3%
Collateralized Mortgage Obligations	9.9%
Sovereign	9.1%
Commercial Mortgage-Backed Securities	6.9%
Collateralized Loan Obligations	1.7%
Student Loan	0.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$185,240,380
# of Portfolio Holdings	734
Portfolio Turnover Rate	1,046%
Total Net Advisory Fees Paid	$314,957

Goldman Sachs U.S. Mortgages Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38144N197-SAR-0924

Investor Class

Semi-Annual Shareholder Report

September 30, 2024

Goldman Sachs U.S. Mortgages Fund

GSUPX: Separate Account Institutional

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sovereign in the below table may represent U.S. treasury obligations and agency debentures.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$23	0.44%

Sector Allocation (%)

Federal Agencies	124.3%
Collateralized Mortgage Obligations	9.9%
Sovereign	9.1%
Commercial Mortgage-Backed Securities	6.9%
Collateralized Loan Obligations	1.7%
Student Loan	0.3%

Key Fund Statistics

(as of September 30, 2024)

Total Net Assets	$185,240,380
# of Portfolio Holdings	734
Portfolio Turnover Rate	1,046%
Total Net Advisory Fees Paid	$314,957

Goldman Sachs U.S. Mortgages Fund

Separate Account Institutional

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38143H837-SAR-0924

Separate Account Institutional

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements September 30, 2024 Multi Sector Fixed Income Funds Goldman Sachs Bond Fund Goldman Sachs Core Fixed Income Fund Goldman Sachs Dynamic Bond Fund* (formerly, Strategic Income Fund) Goldman Sachs Global Core Fixed Income Fund Goldman Sachs Income Fund *Effective after the close of business on June 17, 2024, the Goldman Sachs Strategic Income Fund was renamed the Goldman Sachs Dynamic Bond Fund.

Multi Sector Fixed Income Funds

GOLDMAN SACHS BOND FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 60.5%

Collateralized Mortgage Obligations – 6.2%
Interest Only(a) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
$233,920	0.594	%(b)	03/15/44	$25,468
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
1,120,582	4.000		08/25/50	225,491
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
357,705	0.705	(b)	05/25/47	48,069
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 1 mo. USD Term SOFR + 5.836%)
143,712	0.555	(b)	02/25/42	15,725
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
116,088	1.025	(b)(c)	10/20/43	6,829
Government National Mortgage Association REMICS Series 2015-168, Class SD (-1X 1 mo. USD Term SOFR + 6.086%)
64,506	1.125	(b)(c)	11/20/45	8,224
Government National Mortgage Association REMICS Series 2014-133, Class BS (-1X 1 mo. USD Term SOFR + 5.486%)
97,984	0.525	(b)(c)	09/20/44	8,847
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
320,480	1.125	(b)(c)	09/20/48	42,019
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
72,557	0.975	(b)(c)	01/20/49	8,829
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
65,633	0.975	(b)(c)	01/20/49	7,844
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
83,248	0.525	(b)(c)	11/20/44	8,315
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
134,314	1.175	(b)(c)	09/20/45	17,776
Government National Mortgage Association REMICS Series 2016-27, Class IA
110,801	4.000	(c)	06/20/45	15,196
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
216,111	1.125	(b)(c)	09/20/48	27,778
Government National Mortgage Association REMICS Series 2019-153, Class EI
988,492	4.000	(c)	12/20/49	207,785

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
$348,646	1.175	%(b)(c)	02/20/40	$42,638
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
106,910	1.175	(b)(c)	08/20/45	14,121
Government National Mortgage Association REMICS Series 2013-181, Class SA (-1X 1 mo. USD Term SOFR + 5.986%)
171,485	1.025	(b)(c)	11/20/43	19,842
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
80,211	1.175	(b)(c)	11/20/45	10,034

				760,830

Sequential Fixed Rate – 1.0%
Federal National Mortgage Association REMICS Series 2012-111, Class B
12,912	7.000		10/25/42	14,039
Federal National Mortgage Association REMICS Series 2012-153, Class B
35,060	7.000		07/25/42	38,523
Federal National Mortgage Association REMICS Series 2011-52, Class GB
141,281	5.000		06/25/41	143,792
Federal National Mortgage Association REMICS Series 2005-70, Class PA
17,916	5.500		08/25/35	18,550
Government National Mortgage Association REMICS Series 2021-135, Class A
2,469,004	2.000	(c)	08/20/51	2,097,027
JP Morgan Mortgage Trust Series 2024-VIS2, Class A2
990,021	6.106	(c)(d)(e)	11/25/64	1,005,169
OBX Trust Series 2024-NQM1, Class A1
109,286	5.928	(c)(d)(e)	11/25/63	110,389
OBX Trust Series 2024-NQM1, Class A2
87,428	6.253	(c)(d)(e)	11/25/63	88,343

				3,515,832

Sequential Floating Rate(c) – 5.0%
Angel Oak Mortgage Trust Series 2021-6, Class A1
597,659	1.458	(b)(d)	09/25/66	504,183
Chase Home Lending Mortgage Trust Series 2024-3, Class A5
150,000	6.000	(b)(d)	02/25/55	153,337
Chase Home Lending Mortgage Trust Series 2024-3, Class A5A
225,000	5.500	(b)(d)	02/25/55	225,377
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
100,000	6.000	(b)(d)	02/25/55	102,442
CIM Trust Series 2019-INV3, Class A15
50,403	3.500	(b)(d)	08/25/49	46,104

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(c) – (continued)
Countrywide Alternative Loan Trust Series 2006-OC8, Class 2A3 (1 mo. USD Term SOFR + 0.614%)
$1,063,909	5.469	%(b)	11/25/36	$918,202
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA5, Class B1 (1 mo. USD Term SOFR + 4.800%)
754,000	10.080	(b)(d)	10/25/50	864,626
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class A1 (1 mo. USD Term SOFR + 1.250%)
362,984	6.530	(b)(d)	03/25/44	362,755
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1 (1 mo. USD Term SOFR + 1.250%)
610,277	6.530	(b)(d)	03/25/44	611,518
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M2 (1 mo. USD Term SOFR + 2.000%)
300,000	7.280	(b)(d)	03/25/44	301,423
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
951,001	6.480	(b)(d)	05/25/44	951,609
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class A1 (1 mo. USD Term SOFR + 1.250%)
1,884,167	6.530	(b)(d)	08/25/44	1,881,811
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class M2 (1 mo. USD Term SOFR + 1.800%)
1,000,000	7.080	(b)(d)	08/25/44	1,005,625
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
142,434	9.180	(b)(d)	04/25/43	152,756
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
130,000	8.363	(b)(d)	06/25/43	136,216
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
330,000	8.830	(b)(d)	10/25/43	344,811
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1B1 (1 mo. USD Term SOFR + 2.700%)
350,000	7.980	(b)(d)	01/25/44	356,308
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
225,000	7.080	(b)(d)	01/25/44	226,889
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
575,000	7.080	(b)(d)	02/25/44	577,665

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
$250,000	6.930	%(b)(d)	05/25/44	$250,798
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
250,000	7.213	(b)(d)	03/25/44	251,524
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2B1 (1 mo. USD Term SOFR + 2.800%)
200,000	8.063	(b)(d)	03/25/44	202,466
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
330,840	6.280	(b)(d)	07/25/44	330,803
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
175,000	6.980	(b)(d)	07/25/44	175,283
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
400,000	6.943	(b)(d)	09/25/44	401,750
GCAT Trust Series 2019-NQM3, Class M1
500,000	3.450	(b)(d)	11/25/59	469,767
Government National Mortgage Association REMICS Series 2023-133, Class HS (-1X 1 mo. USD Term SOFR + 6.500%)
1,769,728	1.155	(b)	09/20/53	102,348
JP Morgan Alternative Loan Trust Series 2006-A7, Class 1A1 (1 mo. USD Term SOFR + 0.434%)
108,420	5.289	(b)	12/25/36	101,479
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
737,885	2.520	(b)(d)	05/25/52	621,194
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
638,881	5.990	(b)(d)	07/25/64	647,442
JP Morgan Mortgage Trust Series 2024-3, Class A4
985,397	3.000	(b)(d)	05/25/54	899,120
JP Morgan Mortgage Trust Series 2024-5, Class A6
442,851	6.000	(b)(d)	11/25/54	445,076
Mill City Mortgage Loan Trust Series 2017-2, Class A3
90,089	3.250	(b)(d)	07/25/59	87,560
Mill City Mortgage Loan Trust Series 2019-GS2, Class M1
720,000	3.000	(b)(d)	08/25/59	668,509
Mill City Mortgage Loan Trust Series 2021-NMR1, Class M2
760,000	2.500	(b)(d)	11/25/60	674,678
Residential Mortgage Loan Trust Series 2019-2, Class B1
300,000	4.713	(b)(d)	05/25/59	298,301
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
950,000	3.000	(b)(d)	04/25/60	912,614
Towd Point Mortgage Trust Series 2017-3, Class B2
100,000	3.904	(b)(d)	07/25/57	91,163
Verus Securitization Trust Series 2022-INV1, Class A1
79,593	5.041	(d)(e)	08/25/67	79,214

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(c) – (continued)
Vista Point Securitization Trust Series 2020-2, Class M1
$500,000	3.401	%(b)(d)	04/25/65	$466,247
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
24,068	3.500	(b)(d)	07/25/49	22,209

				17,923,202

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				22,199,864

Commercial Mortgage-Backed Securities – 8.4%
Sequential Fixed Rate – 3.8%
Bank Series 2021-BN35, Class A5
$950,000	2.285	%(c)	06/15/64	$825,539
Bank Series 2023-BNK46, Class A4
1,000,000	5.745	(c)	08/15/56	1,079,319
Bank Series 2017-BNK6, Class A5
525,000	3.518	(c)	07/15/60	510,545
BBCMS Mortgage Trust Series 2024-5C29, Class A3
700,000	5.208	(c)	09/15/57	719,177
Benchmark Mortgage Trust Series 2023-B39, Class A5
700,000	5.754	(c)	07/15/56	756,314
BMO Mortgage Trust Series 2022-C3, Class A5
150,000	5.313	(c)	09/15/54	156,375
BMO Mortgage Trust Series 2023-C7, Class A5
900,000	6.160	(c)	12/15/56	996,069
BMO Mortgage Trust Series 2024-5C6, Class A3
300,000	5.316	(c)	09/15/57	308,898
BWAY Mortgage Trust Series 2013-1515, Class A2
500,000	3.454	(c)(d)	03/10/33	485,779
COMM Mortgage Trust Series 2024-277P, Class A
575,000	6.338	(d)	08/10/44	603,835
DOLP Trust Series 2021-NYC, Class A
1,100,000	2.956	(d)	05/10/41	977,643
GS Mortgage Securities Trust Series 2017-GS7, Class A4
550,000	3.430	(c)	08/10/50	529,278
GS Mortgage Securities Trust Series 2020-GC45, Class A5
600,000	2.911	(c)	02/13/53	553,879
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
598,000	3.024	(d)	01/05/39	550,383
Manhattan West Mortgage Trust Series 2020-1MW, Class A
750,000	2.130	(d)	09/10/39	695,023
Morgan Stanley Capital I Trust Series 2018-H4, Class A4
400,000	4.310	(c)	12/15/51	395,326
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
800,000	6.890	(c)	12/15/56	856,565
One Bryant Park Trust Series 2019-OBP, Class A
580,000	2.516	(d)	09/15/54	516,299
SLG Office Trust Series 2021-OVA, Class A
600,000	2.585	(d)	07/15/41	519,897
Wells Fargo Commercial Mortgage Trust Series 2017-C39, Class A5
1,125,000	3.418	(c)	09/15/50	1,086,970

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
$825,000	2.626	%(c)	04/15/54	$728,167

				13,851,280

Sequential Floating Rate(b) – 4.6%
Bank Series 2022-BNK44, Class A5
500,000	5.936	(c)	11/15/55	542,024
Bank Series 2021-BN35, Class C
400,000	2.902	(c)	06/15/64	314,679
Bank5 Series 2023-5YR4, Class AS
200,000	7.274	(c)	12/15/56	215,730
Bank5 Series 2024-5YR8, Class C
150,000	6.999	(c)	08/15/57	156,564
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
325,000	6.016	(d)	03/15/37	307,159
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
225,000	6.265	(d)	03/15/37	206,177
BBCMS Mortgage Trust Series 2024-5C25, Class C
475,000	6.643	(c)	03/15/57	490,480
BBCMS Mortgage Trust Series 2018-TALL, Class C (1 mo. USD Term SOFR + 1.318%)
375,000	6.415	(d)	03/15/37	330,000
BBCMS Mortgage Trust Series 2024-C26, Class C
400,000	6.000	(c)	05/15/57	408,940
BBCMS Mortgage Trust Series 2024-5C29, Class AS
500,000	5.627	(c)	09/15/57	512,642
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
625,000	6.439	(d)	03/15/41	623,300
BMO Mortgage Trust Series 2024-5C6, Class AS
600,000	5.755	(c)	09/15/57	619,303
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
1,069,210	6.539	(d)	02/15/39	1,070,228
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
531,626	6.488	(d)	03/15/41	531,379
BX Commercial Mortgage Trust Series 2024-WPT, Class A (1 mo. USD Term SOFR + 1.541%)
625,000	6.638	(d)	03/15/34	622,409
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
518,694	7.548	(d)	08/15/39	520,352
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,050,000	6.739	(d)	02/15/41	1,045,484
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
850,000	6.938	(d)	04/15/26	849,324
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
500,000	7.637	(d)	04/15/26	499,237

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
Commercial Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
$1,025,000	6.924	%(d)	06/15/41	$1,018,220
DC Trust Series 2024-HLTN, Class A
350,000	5.934	(d)	04/13/40	356,096
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
552,251	6.027	(c)	02/25/33	552,595
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
279,199	6.017	(c)	11/25/29	279,090
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
575,000	5.797	(d)	10/05/39	589,414
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
475,000	6.987	(d)	08/15/41	475,701
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
575,000	6.162	(d)	01/15/36	549,277
SCG Mortgage Trust Series 2024-MSP, Class A (1 mo. USD Term SOFR + 1.741%)
500,000	6.838	(d)	04/15/41	496,448
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
800,000	4.000	(c)	04/15/55	767,610
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
875,000	5.484	(d)	07/15/35	882,399
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
550,000	5.935	(d)	07/15/35	554,306

				16,386,567

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$30,237,847

Federal Agencies – 45.9%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.0%
(RFUCC 1 yr. Treasury + 1.772%)
$16,352	6.387%		09/01/35	$16,822

Federal Home Loan Mortgage Corp. – 0.5%
24,200	6.000		08/01/27	24,576
5,279	5.000		08/01/33	5,403
806	5.000		09/01/33	825
1,186	5.000		10/01/33	1,214
1,221	5.000		11/01/34	1,251
47,800	5.000		12/01/34	48,959
1,659	5.000		07/01/35	1,700
2	5.000		11/01/35	2
18,119	5.000		03/01/39	18,667
1,503	5.000		05/01/39	1,549
1,224	5.000		08/01/40	1,260

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$12,633	4.000%	02/01/41	$12,449
1,233	5.000	06/01/41	1,268
324,211	4.000	03/01/48	315,986
329,848	4.000	04/01/48	321,068
932,186	4.500	08/01/48	936,031

			1,692,208

Government National Mortgage Association – 15.6%
9,040	5.500	11/15/32	9,338
3,046	5.500	01/15/33	3,116
14,424	5.500	02/15/33	15,010
14,479	5.500	03/15/33	15,037
16,118	5.500	07/15/33	16,618
7,053	5.500	08/15/33	7,295
2,907	5.500	09/15/33	2,988
7,294	5.500	04/15/34	7,531
6,146	5.500	05/15/34	6,340
68,225	5.500	09/15/34	71,587
64,931	5.500	12/15/34	68,244
56,103	5.500	01/15/35	58,983
164	5.500	05/15/36	170
2,362	4.000	02/20/41	2,322
3,768	4.000	11/20/41	3,702
629	4.000	01/20/42	618
2,015	4.000	04/20/42	1,979
1,258	4.000	10/20/42	1,235
319,631	4.000	08/20/43	313,619
1,789	4.000	03/20/44	1,754
2,209	4.000	05/20/44	2,166
153,433	4.000	11/20/44	150,569
37,014	4.000	12/20/44	36,323
10,045	4.000	05/20/45	9,858
36,248	4.000	07/20/45	35,571
198,290	4.000	01/20/46	194,341
633,365	4.500	05/20/48	632,937
959,215	4.500	08/20/48	955,869
109,023	5.000	08/20/48	110,893
670,616	4.500	09/20/48	668,277
799,224	5.000	10/20/48	812,933
442,399	5.000	11/20/48	449,988
444,781	5.000	12/20/48	451,994
1,031,372	4.500	01/20/49	1,027,130
828,319	5.000	01/20/49	841,750
408,750	4.000	02/20/49	398,056
850,120	4.500	02/20/49	846,623
21,780	4.500	03/20/49	21,690
265,951	4.000	03/20/49	258,827
74,231	5.000	03/20/49	75,434
452,532	4.000	04/20/49	440,409
587,442	3.000	08/20/49	538,178
258,169	4.500	10/20/49	257,268
264,891	4.500	12/20/49	263,801
1,145,066	3.000	03/20/50	1,046,901
246,086	4.000	01/20/51	238,956
282,389	2.500	09/20/51	246,203

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$523,127	2.500%	11/20/51	$456,582
902,411	3.000	11/20/51	815,189
300,517	2.500	12/20/51	262,290
1,680,083	4.500	09/20/52	1,659,558
4,000,000	2.500	TBA-30yr(f)	3,523,343
3,000,000	2.000	TBA-30yr(f)	2,542,895
3,000,000	3.500	TBA-30yr(f)	2,819,947
11,000,000	4.000	TBA-30yr(f)	10,635,473
1,000,000	4.500	TBA-30yr(f)	987,264
15,000,000	5.000	TBA-30yr(f)	15,019,459
2,000,000	6.500	TBA-30yr(f)	2,046,063
4,000,000	5.500	TBA-30yr(f)	4,038,742

			56,427,236

Uniform Mortgage-Backed Security – 29.8%
4,721	4.500	02/01/39	4,766
1,546	4.500	04/01/39	1,560
3,365	4.500	08/01/39	3,392
42,836	4.500	12/01/39	43,191
35,906	4.500	06/01/40	36,188
15,354	4.500	08/01/41	15,487
29,411	3.000	12/01/42	27,459
69,637	3.000	01/01/43	64,836
19,051	3.000	02/01/43	17,740
6,637	3.000	03/01/43	6,217
117,465	3.000	04/01/43	109,009
18,304	3.000	05/01/43	16,933
27,137	3.000	06/01/43	25,128
7,811	3.000	07/01/43	7,233
10,005	5.000	06/01/44	10,172
11,885	3.500	03/01/45	11,282
834,646	4.500	04/01/45	842,137
254,611	3.000	04/01/45	234,345
102,561	4.500	05/01/45	103,321
381,394	4.500	06/01/45	382,504
169,800	4.000	11/01/45	166,163
56,412	4.000	03/01/46	55,117
30,945	4.000	06/01/46	30,194
9,236	4.000	08/01/46	9,012
74,927	4.000	10/01/46	73,110
55,342	4.000	06/01/47	54,011
297,679	4.500	07/01/47	297,839
137,858	4.500	11/01/47	137,932
172,099	4.000	12/01/47	168,334
490,405	4.000	01/01/48	479,679
511,437	4.000	02/01/48	500,246
351,196	4.000	03/01/48	343,405
435,120	4.500	05/01/48	434,130
497,834	4.000	06/01/48	486,788
238,704	4.500	09/01/48	239,429
1,035,106	5.000	11/01/48	1,058,239
79,188	4.500	06/01/49	78,855
1,569,400	3.000	09/01/49	1,434,180
30,362	4.500	10/01/49	30,236
750,403	4.500	01/01/50	747,259

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$1,913,271	4.000%		03/01/50	$1,861,259
4,443,414	4.500		03/01/50	4,437,915
825,050	2.500		09/01/50	723,379
5,448,307	2.000		10/01/50	4,535,296
6,261,728	3.000		10/01/50	5,710,647
1,937,528	3.000		11/01/50	1,765,898
5,445,913	2.000		11/01/50	4,531,826
2,299,113	3.000		12/01/50	2,096,711
2,651,531	2.500		02/01/51	2,303,269
2,967,345	2.000		03/01/51	2,470,892
526,977	2.000		04/01/51	437,470
10,180,182	2.000		05/01/51	8,447,934
4,164,409	2.500		05/01/51	3,635,639
945,449	2.500		08/01/51	827,169
5,493,988	2.500		09/01/51	4,793,675
2,986,192	6.000		11/01/52	3,094,786
533,168	6.000		12/01/52	553,890
2,732,694	4.500		05/01/53	2,724,768
2,641,110	6.500		09/01/53	2,744,057
936,433	6.500		12/01/53	981,128
3,002,418	6.500		06/01/54	3,156,039
13,000,000	2.500		TBA-30yr(f)	11,218,086
3,000,000	3.000		TBA-30yr(f)	2,692,500
8,000,000	3.500		TBA-30yr(f)	7,452,187
5,000,000	5.500		TBA-30yr(f)	5,058,398
10,000,000	6.000		TBA-30yr(f)	10,219,141

				107,261,017

TOTAL FEDERAL AGENCIES				$165,397,283

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $218,924,561)				$217,834,994

Corporate Obligations – 38.0%

Aerospace & Defense – 1.3%
Boeing Co. (c)
$1,400,000	3.450%		11/01/28	$1,315,580
35,000	2.950		02/01/30	31,294
1,350,000	5.150		05/01/30	1,353,010
15,000	3.600		05/01/34	12,804
275,000	6.528	(d)	05/01/34	295,037
60,000	3.250		02/01/35	48,839
15,000	3.375		06/15/46	10,161
25,000	3.750		02/01/50	17,557
137,000	6.858	(d)	05/01/54	150,256
Howmet Aerospace, Inc.
15,000	5.950		02/01/37	16,407
RTX Corp. (c)
65,000	3.125		05/04/27	63,421
1,385,000	6.100		03/15/34	1,528,431

				4,842,797

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Agriculture – 0.2%
Altria Group, Inc.
$25,000	3.400	%(c)	02/04/41	$19,480
5,000	4.250		08/09/42	4,294
10,000	4.450	(c)	05/06/50	8,377
Archer-Daniels-Midland Co. (c)
80,000	2.900		03/01/32	72,435
BAT Capital Corp. (c)
50,000	2.259		03/25/28	46,496
10,000	4.758		09/06/49	8,614
Bunge Ltd. Finance Corp. (c)
313,000	4.200		09/17/29	312,102
314,000	4.650		09/17/34	313,325
Philip Morris International, Inc.
10,000	4.375		11/15/41	9,107
10,000	4.500		03/20/42	9,225
10,000	4.125		03/04/43	8,744
Reynolds American, Inc. (c)
10,000	5.700		08/15/35	10,406
10,000	5.850		08/15/45	10,002

				832,607

Automotive – 0.4%
Aptiv PLC (c)
25,000	3.100		12/01/51	15,813
Cummins, Inc. (c)
30,000	2.600		09/01/50	19,510
Ford Motor Credit Co. LLC (c)
500,000	5.850		05/17/27	509,175
General Motors Co.
30,000	6.600	(c)	04/01/36	32,338
10,000	6.250		10/02/43	10,255
General Motors Financial Co., Inc. (c)
300,000	4.300		07/13/25	298,698
500,000	2.350		01/08/31	427,305

				1,313,094

Banks – 8.9%
Banco do Brasil SA (b)(c) (10 yr. CMT + 4.398%)
200,000	8.748		04/15/25	203,000
Banco Mercantil del Norte SA (b)(c)(d) (5 yr. CMT + 4.643%)
260,000	5.875		01/24/27	254,904
Banco Santander SA
800,000	2.746		05/28/25	789,096
600,000	4.250		04/11/27	597,288
200,000	2.749		12/03/30	176,642
600,000	6.921		08/08/33	663,186
Bank of America Corp. (c)
925,000	4.183		11/25/27	922,364
(3 mo. USD Term SOFR + 1.252%)
75,000	2.496	(b)	02/13/31	67,925
(3 mo. USD Term SOFR + 1.322%)
45,000	3.559	(b)	04/23/27	44,456
(3 mo. USD Term SOFR + 1.572%)
750,000	4.271	(b)	07/23/29	747,787

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(3 mo. USD Term SOFR + 1.582%)
$20,000	4.078	%(b)	04/23/40	$18,256
(3 mo. USD Term SOFR + 1.837%)
525,000	3.824	(b)	01/20/28	519,036
(3 mo. USD Term SOFR + 3.412%)
5,000	4.083	(b)	03/20/51	4,343
(5 yr. CMT + 1.200%)
475,000	2.482	(b)	09/21/36	400,891
(Secured Overnight Financing Rate + 0.910%)
70,000	1.658	(b)	03/11/27	67,276
(Secured Overnight Financing Rate + 0.960%)
45,000	1.734	(b)	07/22/27	42,965
(Secured Overnight Financing Rate + 1.050%)
45,000	2.551	(b)	02/04/28	43,230
(Secured Overnight Financing Rate + 1.220%)
550,000	2.651	(b)	03/11/32	490,853
10,000	2.299	(b)	07/21/32	8,656
(Secured Overnight Financing Rate + 1.330%)
325,000	2.972	(b)	02/04/33	291,161
(Secured Overnight Financing Rate + 1.530%)
600,000	1.898	(b)	07/23/31	520,476
(Secured Overnight Financing Rate + 1.630%)
1,600,000	5.202	(b)	04/25/29	1,645,072
(Secured Overnight Financing Rate + 1.830%)
275,000	4.571	(b)	04/27/33	273,424
(Secured Overnight Financing Rate + 1.930%)
10,000	2.676	(b)	06/19/41	7,522
(Secured Overnight Financing Rate + 2.040%)
550,000	4.948	(b)	07/22/28	559,543
Bank of New York Mellon Corp. (b)(c) (Secured Overnight Financing Rate + 1.598%)
65,000	6.317		10/25/29	69,915
(Secured Overnight Financing Rate + 1.802%)
20,000	5.802		10/25/28	20,965
Barclays PLC (b)(c) (1 yr. CMT + 3.050%)
875,000	7.325		11/02/26	898,117
(Secured Overnight Financing Rate + 2.714%)
825,000	2.852		05/07/26	814,242
BNP Paribas SA (d)
346,000	3.375		01/09/25	344,100
(Secured Overnight Financing Rate + 1.004%)
725,000	1.323	(b)(c)	01/13/27	694,710
(Secured Overnight Financing Rate + 2.074%)
350,000	2.219	(b)(c)	06/09/26	343,294
BPCE SA (d)
525,000	4.625		09/12/28	523,745
Citigroup, Inc.
125,000	4.300		11/20/26	124,863
(Secured Overnight Financing Rate + 0.770%)
60,000	1.462	(b)(c)	06/09/27	57,181
(Secured Overnight Financing Rate + 1.146%)
60,000	2.666	(b)(c)	01/29/31	54,658
(Secured Overnight Financing Rate + 1.177%)
10,000	2.520	(b)(c)	11/03/32	8,671

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.422%)
$560,000	2.976	%(b)(c)	11/05/30	$520,537
(Secured Overnight Financing Rate + 2.086%)
800,000	4.910	(b)(c)	05/24/33	805,648
(Secured Overnight Financing Rate + 2.107%)
65,000	2.572	(b)(c)	06/03/31	58,440
Citizens Financial Group, Inc. (b)(c) (Secured Overnight Financing Rate + 2.010%)
65,000	5.841		01/23/30	67,616
Credit Agricole SA (b)(c)(d) (Secured Overnight Financing Rate +1.676%)
375,000	1.907		06/16/26	367,001
Deutsche Bank AG (b)(c) (Secured Overnight Financing Rate +1.870%)
450,000	2.129		11/24/26	435,875
Fifth Third Bancorp (c)
375,000	2.375		01/28/25	371,918
(Secured Overnight Financing Rate + 2.192%)
65,000	6.361	(b)	10/27/28	68,470
First Horizon Corp. (c)
700,000	4.000		05/26/25	693,756
Huntington Bancshares, Inc. (c)
825,000	4.000		05/15/25	819,745
(Secured Overnight Financing Rate + 2.020%)
10,000	6.208	(b)	08/21/29	10,578
ING Groep NV (b)(c)(d) (1 yr. CMT + 1.100%)
950,000	1.400		07/01/26	926,107
JPMorgan Chase & Co. (c)
425,000	3.625		12/01/27	418,421
(3 mo. USD Term SOFR + 1.507%)
475,000	3.960	(b)	01/29/27	472,250
(3 mo. USD Term SOFR + 2.515%)
200,000	2.956	(b)	05/13/31	184,064
(Secured Overnight Financing Rate + 0.885%)
25,000	1.578	(b)	04/22/27	23,961
(Secured Overnight Financing Rate + 1.015%)
70,000	2.069	(b)	06/01/29	64,765
(Secured Overnight Financing Rate + 1.170%)
55,000	2.947	(b)	02/24/28	53,341
(Secured Overnight Financing Rate + 1.580%)
25,000	3.328	(b)	04/22/52	19,300
(Secured Overnight Financing Rate + 1.800%)
901,000	4.586	(b)	04/26/33	901,009
(Secured Overnight Financing Rate + 1.890%)
55,000	2.182	(b)	06/01/28	52,155
(Secured Overnight Financing Rate + 2.440%)
30,000	3.109	(b)	04/22/51	22,160
M&T Bank Corp. (b)(c) (Secured Overnight Financing Rate + 2.260%)
35,000	6.082		03/13/32	37,014
Macquarie Group Ltd. (b)(c)(d) (Secured Overnight Financing Rate +1.069%)
450,000	1.340		01/12/27	431,600
Mitsubishi UFJ Financial Group, Inc.
30,000	4.286		07/26/38	28,871

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Morgan Stanley
$174,000	3.950%		04/23/27	$172,211
(3 mo. USD Term SOFR + 1.890%)
200,000	4.431	(b)(c)	01/23/30	200,460
(Secured Overnight Financing Rate + 0.720%)
70,000	0.985	(b)(c)	12/10/26	67,068
(Secured Overnight Financing Rate + 0.858%)
40,000	1.512	(b)(c)	07/20/27	38,038
(Secured Overnight Financing Rate + 0.879%)
65,000	1.593	(b)(c)	05/04/27	62,214
(Secured Overnight Financing Rate + 1.034%)
790,000	1.794	(b)(c)	02/13/32	668,522
(Secured Overnight Financing Rate + 1.143%)
735,000	2.699	(b)(c)	01/22/31	673,385
(Secured Overnight Financing Rate + 1.290%)
141,000	2.943	(b)(c)	01/21/33	125,947
(Secured Overnight Financing Rate + 1.590%)
1,395,000	5.164	(b)(c)	04/20/29	1,433,683
NatWest Group PLC (b)(c) (5 yr. CMT + 2.100%)
200,000	3.754		11/01/29	199,648
PNC Financial Services Group, Inc. (b)(c) (Secured Overnight Financing Rate + 2.140%)
55,000	6.037		10/28/33	59,407
State Street Corp. (b)(c) (Secured Overnight Financing Rate + 1.484%)
65,000	5.684		11/21/29	68,576
Toronto-Dominion Bank
625,000	4.456		06/08/32	620,875
Truist Financial Corp. (b)(c) (Secured Overnight Financing Rate + 0.609%)
35,000	1.267		03/02/27	33,371
(Secured Overnight Financing Rate + 0.862%)
70,000	1.887		06/07/29	63,986
(Secured Overnight Financing Rate + 2.050%)
150,000	6.047		06/08/27	153,939
U.S. Bancorp (b)(c) (5 yr. CMT + 2.541%)
650,000	3.700		01/15/27	598,208
(Secured Overnight Financing Rate + 0.730%)
25,000	2.215		01/27/28	23,869
(Secured Overnight Financing Rate + 1.020%)
10,000	2.677		01/27/33	8,754
(Secured Overnight Financing Rate + 2.020%)
65,000	5.775		06/12/29	68,108
UBS Group AG
307,000	4.550		04/17/26	307,768
2,025,000	4.282	(c)(d)	01/09/28	2,009,164
(5 yr. CMT + 4.758%)
200,000	9.250	(b)(c)(d)	11/13/33	235,802
Wells Fargo & Co.
675,000	3.000		10/23/26	659,664
600,000	4.300		07/22/27	601,008
75,000	4.150	(c)	01/24/29	74,725
(3 mo. USD Term SOFR + 1.262%)
30,000	2.572	(b)(c)	02/11/31	27,245

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(3 mo. USD Term SOFR + 1.432%)
$60,000	3.196	%(b)(c)	06/17/27	$58,866
20,000	2.879	(b)(c)	10/30/30	18,552
(3 mo. USD Term SOFR + 4.502%)
25,000	5.013	(b)(c)	04/04/51	24,524
(Secured Overnight Financing Rate + 1.980%)
400,000	4.808	(b)(c)	07/25/28	404,616
(Secured Overnight Financing Rate + 2.100%)
70,000	2.393	(b)(c)	06/02/28	66,556
932,000	4.897	(b)(c)	07/25/33	942,811

				31,939,985

Beverages – 0.8%
Anheuser-Busch InBev Finance, Inc. (c)
35,000	4.900		02/01/46	34,392
Anheuser-Busch InBev Worldwide, Inc.
80,000	8.200		01/15/39	107,594
Coca-Cola Consolidated, Inc. (c)
228,000	5.450		06/01/34	240,285
Constellation Brands, Inc. (c)
500,000	3.600		02/15/28	488,610
325,000	2.250		08/01/31	280,784
JDE Peet’s NV (c)(d)
375,000	1.375		01/15/27	350,126
Keurig Dr. Pepper, Inc. (c)
575,000	4.597		05/25/28	582,222
925,000	2.250		03/15/31	813,343
PepsiCo, Inc. (c)
10,000	1.625		05/01/30	8,796

				2,906,152

Biotechnology(c) – 0.9%
Amgen, Inc.
1,278,000	5.250		03/02/30	1,332,750
800,000	5.250		03/02/33	832,704
Biogen, Inc.
25,000	3.150		05/01/50	17,274
CSL Finance PLC (d)
100,000	3.850		04/27/27	98,842
Royalty Pharma PLC
425,000	1.200		09/02/25	411,706
461,000	5.400		09/02/34	472,815
10,000	3.300		09/02/40	7,749
10,000	3.550		09/02/50	7,247

				3,181,087

Building Materials(c) – 0.6%
Carrier Global Corp.
978,000	5.900		03/15/34	1,067,096
12,000	3.577		04/05/50	9,469
Fortune Brands Innovations, Inc.
5,000	4.500		03/25/52	4,221
Masco Corp.
325,000	1.500		02/15/28	295,981

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Building Materials(c) – (continued)
Masterbrand, Inc. (d)
	$335,000	7.000%		07/15/32	$351,670
Smyrna Ready Mix Concrete LLC (d)
	475,000	8.875		11/15/31	512,487

					2,240,924

Chemicals – 1.4%
Albemarle Corp. (c)
	15,000	5.650		06/01/52	14,021
Ashland Services BV (c)
EUR	650,000	2.000		01/30/28	675,822
Axalta Coating Systems LLC (c)(d)
	$475,000	3.375		02/15/29	444,305
Celanese U.S. Holdings LLC (c)
	10,000	6.165		07/15/27	10,366
	735,000	6.350		11/15/28	776,572
	30,000	6.330		07/15/29	31,817
Dow Chemical Co. (c)
	35,000	6.300		03/15/33	38,639
	5,000	6.900		05/15/53	5,981
Huntsman International LLC (c)
	350,000	4.500		05/01/29	343,830
	250,000	2.950		06/15/31	216,088
Ingevity Corp. (c)(d)
	360,000	3.875		11/01/28	337,586
International Flavors & Fragrances, Inc. (c)
	650,000	1.832	(d)	10/15/27	601,854
	10,000	5.000		09/26/48	9,199
LYB International Finance BV
	20,000	5.250		07/15/43	19,483
OCP SA (c)(d)
	420,000	6.750		05/02/34	450,122
Sherwin-Williams Co. (c)
	500,000	3.450		06/01/27	491,845
SNF Group SACA (c)(d)
	590,000	3.375		03/15/30	532,097

					4,999,627

Commercial Services(c) – 0.7%
Ashtead Capital, Inc. (d)
	301,000	5.800		04/15/34	314,659
Brink’s Co. (d)
	125,000	6.500		06/15/29	129,489
	280,000	6.750		06/15/32	292,205
CoStar Group, Inc. (d)
	625,000	2.800		07/15/30	562,594
Global Payments, Inc.
	15,000	3.200		08/15/29	14,049
	15,000	5.950		08/15/52	15,451
Quanta Services, Inc.
	406,000	5.250		08/09/34	414,875
	30,000	3.050		10/01/41	22,763
Service Corp. International
	231,000	5.750		10/15/32	232,492

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services(c) – (continued)
TriNet Group, Inc. (d)
$500,000	7.125%		08/15/31	$520,935

				2,519,512

Computers(c) – 0.4%
Amentum Escrow Corp. (d)
423,000	7.250		08/01/32	441,367
Dell International LLC/EMC Corp.
268,000	6.020		06/15/26	274,523
75,000	5.300		10/01/29	78,034
50,000	6.200		07/15/30	54,355
10,000	8.100		07/15/36	12,438
35,000	8.350		07/15/46	47,342
Hewlett Packard Enterprise Co.
342,000	5.000		10/15/34	338,652
15,000	6.350		10/15/45	16,439
HP, Inc.
50,000	2.650		06/17/31	44,196
Kyndryl Holdings, Inc.
40,000	3.150		10/15/31	35,172
Western Digital Corp.
50,000	2.850		02/01/29	45,532

				1,388,050

Cosmetics & Personal Care(c) – 0.0%
Perrigo Finance Unlimited Co.
175,000	6.125		09/30/32	176,558

Diversified Financial Services(c) – 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
295,000	6.500		07/15/25	298,207
675,000	3.000		10/29/28	637,619
275,000	3.400		10/29/33	243,766
Air Lease Corp.
225,000	3.375		07/01/25	222,435
875,000	3.750		06/01/26	865,384
(5 yr. CMT + 2.560%)
235,000	6.000	(b)	09/24/29	233,061
(5 yr. CMT + 3.149%)
750,000	4.125	(b)	12/15/26	705,367
American Express Co. (b)
(Secured Overnight Financing Rate + 1.090%)
5,000	5.532		04/25/30	5,240
(Secured Overnight Financing Rate + 1.280%)
15,000	5.282		07/27/29	15,533
Aviation Capital Group LLC (d)
375,000	1.950		01/30/26	361,238
Avolon Holdings Funding Ltd. (d)
675,000	2.875		02/15/25	668,345
175,000	4.250		04/15/26	173,217
Brookfield Finance, Inc.
20,000	3.500		03/30/51	15,003
Capital One Financial Corp. (b)
(Secured Overnight Financing Rate + 0.855%)
35,000	1.878		11/02/27	33,255

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services(c) – (continued)
(Secured Overnight Financing Rate + 1.560%)
$35,000	5.463%	07/26/30	$35,918
Charles Schwab Corp. (b)
(5 yr. CMT + 4.971%)
322,000	5.375	06/01/25	321,672
(Secured Overnight Financing Rate + 1.878%)
65,000	6.196	11/17/29	69,425
(Secured Overnight Financing Rate + 2.210%)
10,000	5.643	05/19/29	10,443
(Secured Overnight Financing Rate + 2.500%)
5,000	5.853	05/19/34	5,354
Discover Financial Services
65,000	4.100	02/09/27	64,422
Intercontinental Exchange, Inc.
190,000	3.625	09/01/28	186,046
Jefferies Financial Group, Inc.
45,000	2.625	10/15/31	39,034
Macquarie Airfinance Holdings Ltd. (d)
340,000	6.400	03/26/29	354,028
Mastercard, Inc.
10,000	3.850	03/26/50	8,450
OneMain Finance Corp.
475,000	7.500	05/15/31	489,098
Synchrony Financial (b) (Secured Overnight Financing Rate + 2.130%)
45,000	5.935	08/02/30	46,258
VFH Parent LLC/Valor Co-Issuer, Inc. (d)
845,000	7.500	06/15/31	887,258
Visa, Inc.
10,000	2.050	04/15/30	9,053

			7,004,129

Electrical – 1.0%
Ameren Corp. (c)
125,000	3.500	01/15/31	118,296
American Electric Power Co., Inc. (c)
20,000	2.300	03/01/30	17,960
Appalachian Power Co. (c)
30,000	3.700	05/01/50	22,706
Constellation Energy Generation LLC (c)
15,000	5.600	06/15/42	15,518
Duke Energy Corp. (c)
10,000	3.500	06/15/51	7,401
40,000	5.000	08/15/52	37,870
Edison International (c)
20,000	6.950	11/15/29	22,065
Emera U.S. Finance LP (c)
10,000	4.750	06/15/46	8,913
Entergy Louisiana LLC (c)
25,000	4.750	09/15/52	23,137
Exelon Corp. (c)
30,000	4.450	04/15/46	26,724
FirstEnergy Corp. (c)
10,000	3.400	03/01/50	7,358

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
NextEra Energy Capital Holdings, Inc. (c)
$70,000	3.550%		05/01/27	$69,016
525,000	1.900		06/15/28	483,997
Pacific Gas & Electric Co. (c)
250,000	2.100		08/01/27	234,402
125,000	3.300		08/01/40	97,195
40,000	4.950		07/01/50	36,427
PacifiCorp (c)
70,000	3.500		06/15/29	67,644
30,000	4.150		02/15/50	24,899
660,000	5.800		01/15/55	692,762
Progress Energy, Inc.
15,000	7.750		03/01/31	17,582
Public Service Co. of Colorado (c)
35,000	4.500		06/01/52	31,361
Southern California Edison Co. (c)
450,000	4.200		03/01/29	448,294
25,000	4.875		03/01/49	23,753
Southern Power Co. (c)
30,000	4.950		12/15/46	28,221
Xcel Energy, Inc. (c)
900,000	3.350		12/01/26	881,955

				3,445,456

Electrical Components & Equipment(c)(d) – 0.1%
WESCO Distribution, Inc.
195,000	6.375		03/15/29	201,525
145,000	6.625		03/15/32	150,965

				352,490

Electronics(c) – 0.3%
Allegion U.S. Holding Co., Inc.
256,000	5.600		05/29/34	267,784
Amphenol Corp.
5,000	2.800		02/15/30	4,628
Atkore, Inc. (d)
945,000	4.250		06/01/31	862,955
Flex Ltd.
10,000	4.875		06/15/29	10,009
Jabil, Inc.
30,000	3.600		01/15/30	28,308

				1,173,684

Energy-Alternate Sources(c)(d) – 0.0%
Greenko Power II Ltd.
173,500	4.300		12/13/28	163,215

Engineering & Construction(c) – 0.3%
MasTec, Inc. (d)
610,000	4.500		08/15/28	599,215
Mexico City Airport Trust
200,000	4.250		10/31/26	196,070
250,000	3.875	(d)	04/30/28	239,535

				1,034,820

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Entertainment(c) – 0.8%
Merlin Entertainments Group U.S. Holdings, Inc. (d)
$505,000	7.375%	02/15/31	$506,429
Warnermedia Holdings, Inc.
775,000	6.412	03/15/26	775,078
450,000	4.054	03/15/29	426,321
1,228,000	4.279	03/15/32	1,090,636

			2,798,464

Environmental(c) – 0.4%
Veralto Corp.
980,000	5.450	09/18/33	1,026,922
Waste Management, Inc.
425,000	4.950	07/03/31	442,111

			1,469,033

Food & Drug Retailing – 0.9%
Campbell Soup Co. (c)
380,000	5.400	03/21/34	397,871
Conagra Brands, Inc. (c)
65,000	1.375	11/01/27	59,478
5,000	5.300	11/01/38	5,019
J.M. Smucker Co. (c)
449,000	5.900	11/15/28	477,956
725,000	6.200	11/15/33	802,191
Kellanova
50,000	7.450	04/01/31	58,007
Kraft Heinz Foods Co.
15,000	6.875	01/26/39	17,684
Kroger Co. (c)
10,000	2.200	05/01/30	8,906
485,000	5.000	09/15/34	489,249
Post Holdings, Inc. (c)(d)
187,000	5.625	01/15/28	188,614
766,000	6.375	03/01/33	778,785
Sysco Corp. (c)
50,000	6.600	04/01/40	56,648
25,000	4.500	04/01/46	22,273
Tyson Foods, Inc. (c)
20,000	5.100	09/28/48	18,931

			3,381,612

Gas(c) – 0.1%
East Ohio Gas Co. (d)
150,000	1.300	06/15/25	146,091
NiSource, Inc.
100,000	3.600	05/01/30	96,102

			242,193

Hand/Machine Tools(c) – 0.0%
Stanley Black & Decker, Inc.
80,000	2.300	03/15/30	71,466

Healthcare Providers & Services – 1.4%
Adventist Health System (c)
235,000	5.757	12/01/34	244,913

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services – (continued)
Baxter International, Inc. (c)
$179,000	1.915%		02/01/27	$169,497
Centene Corp. (c)
145,000	4.250		12/15/27	142,487
70,000	3.375		02/15/30	64,506
CommonSpirit Health (c)
635,000	3.910		10/01/50	510,830
610,000	6.461		11/01/52	708,964
Elevance Health, Inc. (c)
5,000	2.875		09/15/29	4,692
10,000	2.250		05/15/30	8,949
25,000	6.100		10/15/52	27,737
HCA, Inc. (c)
420,000	5.450		04/01/31	437,497
15,000	5.250		06/15/49	14,257
25,000	3.500		07/15/51	17,998
685,000	5.900		06/01/53	714,791
Quest Diagnostics, Inc. (c)
10,000	2.950		06/30/30	9,264
Revvity, Inc. (c)
20,000	3.300		09/15/29	18,887
Solventum Corp. (c)(d)
700,000	5.400		03/01/29	720,153
345,000	5.600		03/23/34	357,365
STERIS Irish FinCo UnLtd Co. (c)
218,000	2.700		03/15/31	194,170
UnitedHealth Group, Inc.
10,000	2.000		05/15/30	8,915
450,000	5.150	(c)	07/15/34	469,516
10,000	6.875		02/15/38	12,109
25,000	4.250	(c)	06/15/48	22,079

				4,879,576

Household Products(c) – 0.0%
Kimberly-Clark Corp.
10,000	2.875		02/07/50	7,188

Insurance(c) – 0.3%
Acrisure LLC/Acrisure Finance, Inc. (d)
536,000	4.250		02/15/29	507,040
American International Group, Inc.
250,000	3.400		06/30/30	236,673
10,000	4.750		04/01/48	9,477
Aon Corp.
10,000	2.800		05/15/30	9,207
Aon Corp./Aon Global Holdings PLC
20,000	3.900		02/28/52	15,987
Berkshire Hathaway Finance Corp.
35,000	3.850		03/15/52	29,533
Brighthouse Financial, Inc.
10,000	4.700		06/22/47	8,236
Brown & Brown, Inc.
20,000	2.375		03/15/31	17,311
Fairfax Financial Holdings Ltd.
70,000	4.625		04/29/30	69,924

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Insurance(c) – (continued)
Globe Life, Inc.
$45,000	2.150%		08/15/30	$38,790
Progressive Corp.
5,000	3.200		03/26/30	4,764
Willis North America, Inc.
70,000	2.950		09/15/29	64,989

				1,011,931

Internet – 0.9%
Amazon.com, Inc. (c)
10,000	3.875		08/22/37	9,418
Expedia Group, Inc. (c)
260,000	4.625		08/01/27	261,989
200,000	3.250		02/15/30	188,702
81,000	2.950		03/15/31	73,701
Meta Platforms, Inc. (c)
2,000	3.850		08/15/32	1,944
Netflix, Inc.
495,000	6.375		05/15/29	540,619
1,275,000	4.875	(c)(d)	06/15/30	1,314,793
Prosus NV (c)(d)
200,000	3.832		02/08/51	140,500
Uber Technologies, Inc. (c)(d)
880,000	4.500		08/15/29	873,013

				3,404,679

Iron/Steel – 0.4%
ArcelorMittal SA
15,000	6.750		03/01/41	16,472
Cleveland-Cliffs, Inc. (c)(d)
725,000	7.000		03/15/32	733,069
Nucor Corp. (c)
5,000	3.125		04/01/32	4,584
Steel Dynamics, Inc. (c)
150,000	2.400		06/15/25	147,467
275,000	1.650		10/15/27	254,584
Vale Overseas Ltd. (c)
200,000	6.400		06/28/54	210,040

				1,366,216

Leisure Time(c)(d) – 0.1%
Royal Caribbean Cruises Ltd.
525,000	5.625		09/30/31	531,783

Lodging(c) – 0.9%
Choice Hotels International, Inc.
262,000	5.850		08/01/34	269,876
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. (d)
125,000	4.875		07/01/31	113,550
Hyatt Hotels Corp.
630,000	5.500		06/30/34	642,978
Las Vegas Sands Corp.
55,000	3.900		08/08/29	52,434
Marriott International, Inc.
475,000	5.000		10/15/27	484,761

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Lodging(c) – (continued)
$221,000	4.875%		05/15/29	$225,210
55,000	2.850		04/15/31	49,485
MGM Resorts International
505,000	6.125		09/15/29	511,489
605,000	6.500		04/15/32	615,920
Sands China Ltd.
200,000	5.400		08/08/28	201,500

				3,167,203

Machinery - Construction & Mining(c)(d) – 0.1%
Terex Corp.
215,000	6.250		10/15/32	215,000

Machinery-Diversified(c) – 0.2%
AGCO Corp.
210,000	5.800		03/21/34	219,628
Ingersoll Rand, Inc.
177,000	5.314		06/15/31	185,098
204,000	5.450		06/15/34	214,586

				619,312

Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital (c)
98,000	4.908		07/23/25	97,858
45,000	5.375		04/01/38	41,135
10,000	6.484		10/23/45	9,634
Comcast Corp.
562,000	5.300	(c)	06/01/34	591,348
6,000	6.500		11/15/35	6,883
75,000	3.750	(c)	04/01/40	64,881
Fox Corp. (c)
25,000	5.476		01/25/39	25,231
NBCUniversal Media LLC
458,000	4.450		01/15/43	420,778
Time Warner Cable LLC (c)
20,000	5.875		11/15/40	18,111

				1,275,859

Mining(c) – 0.3%
Alcoa Nederland Holding BV (d)
230,000	7.125		03/15/31	244,874
Freeport-McMoRan, Inc.
60,000	4.125		03/01/28	59,207
15,000	5.450		03/15/43	15,057
Glencore Funding LLC (d)
450,000	1.625		04/27/26	431,748
250,000	2.625		09/23/31	219,020

				969,906

Miscellaneous Manufacturing – 0.2%
3M Co. (c)
70,000	2.375		08/26/29	64,398
GE Capital International Funding Co. Unlimited Co.
230,000	4.418		11/15/35	224,855

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Miscellaneous Manufacturing – (continued)
Hillenbrand, Inc. (c)
$309,000	6.250%		02/15/29	$314,843

				604,096

Multi-National(c)(d) – 0.1%
African Export-Import Bank
270,000	2.634		05/17/26	256,168
240,000	3.798		05/17/31	212,954

				469,122

Office & Business Equipment(c) – 0.0%
CDW LLC/CDW Finance Corp.
60,000	3.250		02/15/29	56,609

Oil Field Services – 1.2%
Aker BP ASA (c)(d)
404,000	2.000		07/15/26	386,442
Apache Corp. (c)
15,000	5.100		09/01/40	13,325
Archrock Partners LP/Archrock Partners Finance Corp. (c)(d)
355,000	6.625		09/01/32	364,457
Devon Energy Corp. (c)
165,000	5.600		07/15/41	161,817
Diamondback Energy, Inc. (c)
30,000	6.250		03/15/33	32,357
Ecopetrol SA (c)
90,000	8.625		01/19/29	96,773
40,000	6.875		04/29/30	39,905
230,000	8.875		01/13/33	246,376
EQT Corp. (c)
145,000	3.900		10/01/27	142,491
55,000	7.000		02/01/30	60,092
610,000	3.625	(d)	05/15/31	559,669
Halliburton Co.
5,000	6.700		09/15/38	5,754
Hess Corp.
5,000	5.600		02/15/41	5,201
Marathon Petroleum Corp. (c)
10,000	6.500		03/01/41	10,889
Matador Resources Co. (c)(d)
104,000	6.250		04/15/33	102,452
Occidental Petroleum Corp.
20,000	8.875	(c)	07/15/30	23,587
278,000	7.875		09/15/31	322,511
Permian Resources Operating LLC (c)(d)
306,000	7.000		01/15/32	318,167
Saudi Arabian Oil Co. (c)(d)
200,000	5.750		07/17/54	202,400
Shell International Finance BV
40,000	6.375		12/15/38	46,471
Southwestern Energy Co. (c)
695,000	5.375		02/01/29	692,164
Sunoco LP (c)(d)
235,000	7.000		05/01/29	245,669
180,000	7.250		05/01/32	190,660

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
TotalEnergies Capital International SA (c)
$15,000	3.127%	05/29/50	$10,832

			4,280,461

Packaging(c) – 0.2%
Berry Global, Inc.
375,000	1.570	01/15/26	360,938
Sealed Air Corp. (d)
400,000	6.500	07/15/32	412,472

			773,410

Pharmaceuticals(c) – 1.2%
AbbVie, Inc.
800,000	4.500	05/14/35	797,248
225,000	4.450	05/14/46	209,972
AdaptHealth LLC (d)
595,000	5.125	03/01/30	556,938
Becton Dickinson & Co.
5,000	3.700	06/06/27	4,939
20,000	1.957	02/11/31	17,260
10,000	4.298	08/22/32	9,822
Bristol-Myers Squibb Co.
15,000	4.125	06/15/39	13,891
255,000	6.250	11/15/53	295,287
Cardinal Health, Inc.
247,000	5.125	02/15/29	254,126
Cigna Group
184,000	2.400	03/15/30	166,548
200,000	5.125	05/15/31	207,762
5,000	4.800	08/15/38	4,866
25,000	3.400	03/15/50	18,363
CVS Health Corp.
1,388,000	4.780	03/25/38	1,310,591
15,000	2.700	08/21/40	10,652
30,000	4.250	04/01/50	24,268
Merck & Co., Inc.
75,000	1.700	06/10/27	71,056
10,000	3.400	03/07/29	9,768
PRA Health Sciences, Inc. (d)
200,000	2.875	07/15/26	193,828
Viatris, Inc.
20,000	4.000	06/22/50	14,349
Zoetis, Inc.
70,000	3.000	09/12/27	67,878

			4,259,412

Pipelines – 1.3%
Cheniere Energy Partners LP (c)
230,000	5.950	06/30/33	243,402
DCP Midstream Operating LP (c)
455,000	3.250	02/15/32	404,413
Enbridge Energy Partners LP
10,000	7.500	04/15/38	12,080
Energy Transfer LP (c)
725,000	5.500	06/01/27	743,640

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
$550,000	5.250%		04/15/29	$565,664
10,000	6.500		02/01/42	10,916
5,000	6.125		12/15/45	5,211
75,000	5.400		10/01/47	71,414
5,000	6.000		06/15/48	5,115
20,000	6.250		04/15/49	21,044
Galaxy Pipeline Assets Bidco Ltd. (d)
200,000	2.625		03/31/36	170,750
Global Partners LP/GLP Finance Corp. (c)(d)
250,000	8.250		01/15/32	259,437
Kinder Morgan, Inc.
500	7.750		01/15/32	585
15,000	3.600	(c)	02/15/51	10,864
22,000	5.450	(c)	08/01/52	21,395
Kinetik Holdings LP (c)(d)
435,000	6.625		12/15/28	451,821
MPLX LP (c)
225,000	4.800		02/15/29	228,452
200,000	4.500		04/15/38	184,790
10,000	4.700		04/15/48	8,724
ONEOK, Inc. (c)
45,000	6.350		01/15/31	48,769
Targa Resources Corp. (c)
235,000	4.200		02/01/33	222,451
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (c)
55,000	4.875		02/01/31	54,589
30,000	4.000		01/15/32	28,199
Venture Global LNG, Inc. (c)(d)
30,000	7.000		01/15/30	30,788
495,000	8.375		06/01/31	521,770
Western Midstream Operating LP (c)
20,000	5.250		02/01/50	18,161
Williams Cos., Inc.
425,000	5.650	(c)	03/15/33	445,251
5,000	6.300		04/15/40	5,453
20,000	5.300	(c)	08/15/52	19,403

				4,814,551

Real Estate Investment Trust(c) – 1.3%
Alexandria Real Estate Equities, Inc.
350,000	3.375		08/15/31	325,731
15,000	3.000		05/18/51	9,999
American Homes 4 Rent LP
180,000	2.375		07/15/31	154,858
American Tower Corp.
15,000	3.125		01/15/27	14,606
10,000	3.550		07/15/27	9,795
10,000	3.950		03/15/29	9,801
10,000	2.100		06/15/30	8,809
20,000	2.300		09/15/31	17,212
Boston Properties LP
25,000	2.750		10/01/26	24,097
10,000	3.250		01/30/31	9,007
20,000	2.550		04/01/32	16,654

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(c) – (continued)
Brixmor Operating Partnership LP
$5,000	3.900%	03/15/27	$4,920
Crown Castle, Inc.
25,000	3.800	02/15/28	24,536
CubeSmart LP
90,000	2.500	02/15/32	77,923
Equinix, Inc.
45,000	2.900	11/18/26	43,810
20,000	2.500	05/15/31	17,666
GLP Capital LP/GLP Financing II, Inc.
60,000	5.375	04/15/26	60,262
Host Hotels & Resorts LP
40,000	3.375	12/15/29	37,273
224,000	2.900	12/15/31	196,840
Invitation Homes Operating Partnership LP
300,000	2.300	11/15/28	274,821
Kilroy Realty LP
397,000	4.750	12/15/28	394,130
25,000	4.250	08/15/29	23,948
10,000	3.050	02/15/30	8,939
NNN REIT, Inc.
400,000	4.000	11/15/25	397,392
Omega Healthcare Investors, Inc.
5,000	4.500	04/01/27	4,976
15,000	3.625	10/01/29	14,122
Public Storage Operating Co.
40,000	1.950	11/09/28	36,768
Regency Centers LP
700,000	2.950	09/15/29	655,039
Retail Opportunity Investments Partnership LP
550,000	6.750	10/15/28	590,596
Simon Property Group LP
15,000	3.300	01/15/26	14,826
UDR, Inc.
150,000	2.100	08/01/32	123,654
VICI Properties LP
15,000	5.625	05/15/52	14,679
VICI Properties LP/VICI Note Co., Inc. (d)
590,000	3.750	02/15/27	575,746
Welltower OP LLC
30,000	4.250	04/15/28	30,023
45,000	4.125	03/15/29	44,676
Weyerhaeuser Co.
5,000	4.000	11/15/29	4,901
WP Carey, Inc.
105,000	4.000	02/01/25	104,370
425,000	3.850	07/15/29	413,066

			4,790,471

Retailing – 1.0%
1011778 BC ULC/New Red Finance, Inc. (c)(d)
745,000	6.125	06/15/29	765,853
Arko Corp. (c)(d)
470,000	5.125	11/15/29	436,418

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Retailing – (continued)
AutoNation, Inc. (c)
$317,000	4.500%		10/01/25	$315,599
450,000	4.750		06/01/30	448,380
AutoZone, Inc. (c)
5,000	3.750		04/18/29	4,885
CK Hutchison International 20 Ltd. (c)(d)
200,000	2.500		05/08/30	180,812
Cougar JV Subsidiary LLC (c)(d)
335,000	8.000		05/15/32	354,262
Dollar General Corp. (c)
10,000	3.500		04/03/30	9,414
Home Depot, Inc.
45,000	5.875		12/16/36	50,398
10,000	5.950	(c)	04/01/41	11,236
LCM Investments Holdings II LLC (c)(d)
490,000	8.250		08/01/31	520,253
Lowe’s Cos., Inc. (c)
425,000	1.700		09/15/28	387,294
McDonald’s Corp.
30,000	6.300		03/01/38	34,202

				3,519,006

Semiconductors(c) – 0.8%
Broadcom, Inc. (d)
65,000	4.000		04/15/29	64,008
302,000	4.150		04/15/32	292,834
490,000	2.600		02/15/33	419,577
640,000	3.469		04/15/34	576,742
651,000	3.137		11/15/35	556,579
650,000	3.500		02/15/41	534,651
Intel Corp.
159,000	5.150		02/21/34	160,673
Micron Technology, Inc.
50,000	6.750		11/01/29	54,945
NXP BV/NXP Funding LLC/NXP USA, Inc.
275,000	3.400		05/01/30	259,801
Qorvo, Inc.
20,000	4.375		10/15/29	19,390
QUALCOMM, Inc.
35,000	4.650		05/20/35	35,690

				2,974,890

Software – 1.7%
Autodesk, Inc. (c)
10,000	2.850		01/15/30	9,291
Fidelity National Information Services, Inc. (c)
55,000	1.650		03/01/28	50,305
Fiserv, Inc. (c)
60,000	3.200		07/01/26	58,959
MSCI, Inc. (c)(d)
760,000	3.875		02/15/31	719,158
Oracle Corp.
10,000	2.650	(c)	07/15/26	9,725
2,239,000	2.950	(c)	04/01/30	2,082,964
500,000	4.650	(c)	05/06/30	509,355

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Software – (continued)
$490,000	2.875	%(c)	03/25/31	$445,709
40,000	3.600	(c)	04/01/40	33,268
5,000	5.375		07/15/40	5,096
10,000	4.125	(c)	05/15/45	8,479
10,000	4.000	(c)	07/15/46	8,294
10,000	3.950	(c)	03/25/51	8,051
467,000	6.900	(c)	11/09/52	562,147
Roper Technologies, Inc. (c)
20,000	2.950		09/15/29	18,780
Salesforce, Inc. (c)
10,000	2.900		07/15/51	6,981
SS&C Technologies, Inc. (c)(d)
685,000	6.500		06/01/32	708,057
Take-Two Interactive Software, Inc. (c)
360,000	3.700		04/14/27	355,284
VMware LLC (c)
10,000	3.900		08/21/27	9,897
175,000	1.800		08/15/28	159,166
Workday, Inc. (c)
225,000	3.500		04/01/27	221,467
150,000	3.800		04/01/32	142,179

				6,132,612

Telecommunication Services – 2.6%
AT&T, Inc. (c)
336,000	2.300		06/01/27	320,904
100,000	1.650		02/01/28	92,177
500,000	2.750		06/01/31	451,970
694,000	2.550		12/01/33	585,042
175,000	4.900		08/15/37	173,719
450,000	3.500		06/01/41	368,649
65,000	4.750		05/15/46	60,841
100,000	5.150		11/15/46	98,379
35,000	4.500		03/09/48	31,033
British Telecommunications PLC
40,000	9.625		12/15/30	50,502
Cisco Systems, Inc.
20,000	5.900		02/15/39	22,526
Deutsche Telekom International Finance BV
55,000	8.750		06/15/30	66,417
Motorola Solutions, Inc. (c)
55,000	2.750		05/24/31	49,175
Rogers Communications, Inc. (c)
1,215,000	3.200		03/15/27	1,183,155
25,000	4.350		05/01/49	21,084
T-Mobile USA, Inc. (c)
375,000	1.500		02/15/26	360,682
5,000	2.625		04/15/26	4,873
1,000,000	3.750		04/15/27	987,860
275,000	2.050		02/15/28	256,050
520,000	2.875		02/15/31	472,659
1,500,000	3.500		04/15/31	1,413,030
350,000	5.200		01/15/33	362,404
5,000	4.375		04/15/40	4,611
450,000	3.000		02/15/41	345,447

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
Verizon Communications, Inc.
$467,000	4.329%		09/21/28	$469,116
975,000	2.550	(c)	03/21/31	870,928
10,000	4.812		03/15/39	9,837
80,000	2.875	(c)	11/20/50	54,180
Vodafone Group PLC
10,000	4.250		09/17/50	8,338

				9,195,588

Toys/Games/Hobbies(c) – 0.0%
Hasbro, Inc.
10,000	3.900		11/19/29	9,639

Transportation – 0.0%
Canadian National Railway Co. (c)
40,000	2.450		05/01/50	25,760
Canadian Pacific Railway Co.
25,000	5.950		05/15/37	27,202
FedEx Corp. (c)
5,000	4.550		04/01/46	4,457
5,000	4.050		02/15/48	4,133

				61,552

TOTAL CORPORATE OBLIGATIONS (Cost $136,933,549)				$136,867,027

Asset-Backed Securities(c) – 13.8%

Automotive(d) – 0.3%
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3
$1,100,000	5.410%		05/17/27	$1,118,479

Collateralized Loan Obligations – 9.1%
1988 CLO 4 Ltd. Series 2024-4A, Class B(b)(d) (3 mo. USD Term SOFR + 2.100%)
500,000	7.400		04/15/37	503,654
37 Capital CLO 4 Ltd. Series 2023-2A, Class D(b)(d) (3 mo. USD Term SOFR + 5.500%)
600,000	10.801		01/15/34	606,286
37 Capital CLO III Ltd. Series 2023-1A, Class D(b)(d) (3 mo. USD Term SOFR + 6.360%)
600,000	11.661		04/15/36	615,662
AGL CLO 3 Ltd. Series 2020-3A, Class A(b)(d) (3 mo. USD Term SOFR + 1.562%)
1,300,000	6.863		01/15/33	1,301,591
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2(b)(d) (3 mo. USD Term SOFR + 1.272%)
304,712	6.527		04/30/31	304,974
Barings CLO Ltd. Series 2022-4A, Class A(b)(d) (3 mo. USD Term SOFR + 1.990%)
650,000	7.272		10/20/34	650,000
CBAM Ltd. Series 2017-2A, Class AR(b)(d) (3 mo. USD Term SOFR + 1.452%)
2,000,000	6.737		07/17/34	2,000,860

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Collateralized Loan Obligations – (continued)
CIFC Funding Ltd. Series 2023-3A, Class E(b)(d) (3 mo. USD Term SOFR + 7.650%)
$500,000	12.932%	01/20/37	$509,620
CIFC Funding Ltd. Series 2023-3A, Class B(b)(d) (3 mo. USD Term SOFR + 2.300%)
400,000	7.582	01/20/37	404,226
Crown City CLO IV Series 2022-4A, Class C1R(b)(d) (3 mo. USD Term SOFR + 4.500%)
650,000	9.782	04/20/37	658,850
Dryden 68 CLO Ltd. Series 2019-68A, Class AR(b)(d) (3 mo. USD Term SOFR + 1.432%)
2,200,000	6.733	07/15/35	2,201,100
Elmwood CLO 32 Ltd. Series 2024-8A, Class A1(b)(d) (3 mo. USD Term SOFR + 1.350%)
850,000	6.147	10/18/37	851,406
Empower CLO Ltd. Series 2022-1A, Class A1(b)(d) (3 mo. USD Term SOFR + 2.200%)
900,000	7.482	10/20/34	902,099
Generate CLO 15 Ltd. Series 2024-15A, Class A(b)(d) (3 mo. USD Term SOFR + 1.570%)
1,000,000	6.868	07/20/37	1,004,203
HalseyPoint CLO 5 Ltd. Series 2021-5A, Class A1A(b)(d) (3 mo. USD Term SOFR + 1.472%)
1,300,000	6.727	01/30/35	1,301,837
HalseyPoint CLO 7 Ltd. Series 2023-7A, Class A(b)(d) (3 mo. USD Term SOFR + 2.250%)
1,750,000	7.532	07/20/36	1,764,875
Harvest U.S. CLO Ltd. Series 2024-1A, Class D(b)(d) (3 mo. USD Term SOFR + 4.500%)
500,000	9.779	04/18/37	507,419
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b)(d) (1 mo. USD Term SOFR + 1.600%)
254,009	6.946	05/25/54	255,612
Katayma CLO I Ltd. Series 2023-1A, Class B(b)(d) (3 mo. USD Term SOFR + 2.650%)
600,000	7.932	10/20/36	606,950
MidOcean Credit CLO VIII Series 2018-8X, Class A2(b) (3 mo. USD Term SOFR + 1.562%)
500,000	6.690	02/20/31	500,652
Mountain View CLO LLC Series 2016-1A, Class AR(b)(d) (3 mo. USD Term SOFR + 1.622%)
1,200,000	6.923	04/14/33	1,200,875
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R(b)(d) (3 mo. USD Term SOFR + 1.460%)
675,000	6.761	04/15/34	679,001
Neuberger Berman Loan Advisers CLO 44 Ltd. Series 2021-44A, Class D(b)(d) (3 mo. USD Term SOFR + 3.112%)
550,000	8.398	10/16/34	552,228
Neuberger Berman Loan Advisers CLO 45 Ltd. Series 2021-45A, Class A(b)(d) (3 mo. USD Term SOFR + 1.392%)
460,000	6.693	10/14/35	460,559
Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A, Class AR(b)(d) (3 mo. USD Term SOFR + 1.280%)
1,300,000	6.567	10/23/36	1,301,287

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Collateralized Loan Obligations – (continued)
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A1R(b)(d) (3 mo. USD Term SOFR + 1.432%)
$900,000	6.714%	01/20/35	$901,037
OHA Credit Funding 15 Ltd. Series 2023-15A, Class A(b)(d) (3 mo. USD Term SOFR + 1.830%)
900,000	7.112	04/20/35	905,012
OZLM XVII Ltd. Series 2017-17A, Class A1RR(b)(d) (3 mo. USD Term SOFR + 1.150%)
787,035	6.432	07/20/30	787,163
Palmer Square Loan Funding Ltd. Series 2024-3A, Class C(b)(d) (3 mo. USD Term SOFR + 2.950%)
500,000	8.111	08/08/32	500,485
Pikes Peak CLO 3 Series 2019-3A, Class ARR(b)(d) (3 mo. USD Term SOFR + 1.462%)
900,000	6.746	10/25/34	900,656
Sixth Street CLO XXVI Ltd. Series 2024-26A, Class A(b)(d) (3 mo. USD Term SOFR + 1.350%)
750,000	6.197	10/18/37	749,257
Sixth Street CLO XXVI Ltd. Series 2024-26A, Class D1(b)(d) (3 mo. USD Term SOFR + 2.900%)
600,000	7.747	10/18/37	600,830
Southwick Park CLO LLC Series 2019-4A, Class A1R(b)(d) (3 mo. USD Term SOFR + 1.322%)
1,000,000	6.604	07/20/32	1,001,114
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(d)
93,889	5.750	12/20/50	96,861
TCW CLO Ltd. Series 2023-1A, Class A1N(b)(d) (3 mo. USD Term SOFR + 2.070%)
1,800,000	7.334	04/28/36	1,810,780
Venture 41 CLO Ltd. Series 2021-41A, Class A1NR(b)(d) (3 mo. USD Term SOFR + 1.430%)
1,450,000	6.712	01/20/34	1,452,000
Voya CLO Ltd. Series 2019-2A, Class AR(b)(d) (3 mo. USD Term SOFR + 1.200%)
1,350,000	6.482	07/20/32	1,350,381

			32,701,402

Home Equity(b) – 0.3%
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4, Class M2 (1 mo. USD Term SOFR + 0.789%)
164,735	5.644	10/25/35	161,070
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1 mo. USD Term SOFR + 0.734%)
325	4.745	01/25/32	313
Home Equity Asset Trust Series 2002-1, Class A4 (1 mo. USD Term SOFR + 0.714%)
257	5.569	11/25/32	239
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1 mo. USD Term SOFR + 0.344%)
406,457	5.199	04/25/37	391,812

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Home Equity(b) – (continued)
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1 mo. USD Term SOFR + 0.554%)
	$2,394,621	5.409%	04/25/37	$614,234

				1,167,668

Student Loan(b) – 4.1%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
	236,048	5.821	09/26/33	233,044
CIFC Falcon Ltd. Series 2019-FAL, Class A(d) (3 mo. USD Term SOFR + 1.262%)
	1,000,000	6.544	01/20/33	1,000,202
Contego CLO VII DAC Series 7X, Class A (3 mo. EUR EURIBOR + 0.930%)
EUR	999,627	4.628	05/14/32	1,111,131
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R(d) (3 mo. USD Term SOFR + 1.830%)
	$600,000	7.131	01/15/37	604,540
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR(d) (3 mo. USD Term SOFR + 1.380%)
	1,100,000	6.508	05/20/36	1,102,464
Katayma CLO II Ltd. Series 2024-2A, Class B(d) (3 mo. USD Term SOFR + 2.150%)
	600,000	7.438	04/20/37	604,932
Marathon Static CLO Ltd. Series 2022-18A, Class A1R2(d) (3 mo. USD Term SOFR + 1.150%)
	753,989	6.432	07/20/30	753,991
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(d) (3 mo. USD Term SOFR + 1.200%)
	1,423,923	6.482	01/20/32	1,424,732
Navient Student Loan Trust Series 2017-2A, Class A(d) (1 mo. USD Term SOFR + 1.164%)
	2,088,475	6.445	12/27/66	2,092,399
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R(d) (3 mo. USD Term SOFR + 1.530%)
	1,000,000	6.812	04/20/38	1,004,983
OCP CLO Ltd. Series 2016-11A, Class A1R2(d) (3 mo. USD Term SOFR + 1.420%)
	1,175,000	6.699	04/26/36	1,176,175
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(d) (3 mo. USD Term SOFR + 1.400%)
	1,000,000	6.701	04/15/31	1,000,547
PHEAA Student Loan Trust Series 2016-1A, Class A(d) (1 mo. USD Term SOFR + 1.264%)
	455,075	6.545	09/25/65	455,652
RRE 2 Loan Management DAC Series 2X, Class A2R (3 mo. EUR EURIBOR + 1.450%)
EUR	1,500,000	5.135	07/15/35	1,659,540

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Student Loan(b) – (continued)
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR(d) (3 mo. USD Term SOFR + 4.500%)
$500,000	9.782%	01/20/37	$508,063

			14,732,395

TOTAL ASSET-BACKED SECURITIES (Cost $49,729,963)			$49,719,944

Municipal Debt Obligations – 1.0%

California – 0.4%
California State GO Bonds Build America Taxable Series 2009(c)
$210,000	7.550%	04/01/39	$263,947
East Bay Municipal Utility District Water System RB Build America Sub Series 2010
900,000	5.874	06/01/40	980,317

			1,244,264

Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010
670,879	7.350	07/01/35	$734,341
Illinois State GO Bonds Taxable-Pension Series 2003
498,824	5.100	06/01/33	506,653

			1,240,994

Maryland – 0.1%
Maryland Economic Development Corp. RB Taxable Series 2024 (Prince George’s County Public Schools Alternative Construction Financing, Package 2 Project)
505,000	4.968	11/30/32	$514,831

New York – 0.1%
Metropolitan Transportation Authority Revenue Taxable Series 2020
60,000	5.175	11/15/49	55,786
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
375,000	4.810	10/15/65	368,247

			424,033

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
235,000	6.270	02/15/50	259,356

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,679,359)			$3,683,478

Bank Loans(b)(g) – 1.0%

Automotive - Parts – 0.2%
Adient U.S. LLC(1 mo. USD Term SOFR + 2.750%)
$671,625	7.595%	01/31/31	$671,813

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

	Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(b)(g) – (continued)

Consumer Cyclical Services – 0.2%
IRB Holding Corp.(1 mo. USD Term SOFR + 2.750%)
	$671,625	7.695%		12/15/27	$670,618

Diversified Manufacturing – 0.2%
Chart Industries, Inc.(3 mo. USD Term SOFR + 2.500%)
	675,000	7.092		03/15/30	673,312

Entertainment – 0.0%
SeaWorld Parks & Entertainment, Inc.(1 mo. USD Term SOFR + 2.500%)
	248,125	7.345		08/25/28	247,194

Lodging – 0.2%
Travel & Leisure Co.(1 mo. USD Term SOFR + 3.250%)
	671,617	8.270		12/14/29	672,624

Transportation Services – 0.2%
MH Sub I LLC(1 mo. USD Term SOFR + 0.000%)
	671,599	9.095		05/03/28	666,885

TOTAL BANK LOANS (Cost $3,623,173)					$3,602,446

Sovereign Debt Obligations – 0.9%

Euro – 0.2%
Ivory Coast Government International Bonds
EUR	120,000	4.875%		01/30/32	$117,716
	130,000	6.625		03/22/48	119,340
Romania Government International Bonds
	10,000	2.875		03/11/29	10,602
	190,000	3.624	(d)	05/26/30	201,029
	70,000	3.375		01/28/50	52,846
	80,000	3.375	(d)	01/28/50	60,395

					561,928

United States Dollar – 0.7%
Dominican Republic International Bonds (c)
	$150,000	7.050		02/03/31	161,631
	150,000	6.600	(d)	06/01/36	159,075
Ecuador Government International Bonds (d)(h)
	41,572	0.000		07/31/30	23,197
Hungary Government International Bonds
	400,000	6.125		05/22/28	417,024
Ivory Coast Government International Bonds
	200,000	6.125		06/15/33	188,250
Mexico Government International Bonds (c)
	624,000	3.771		05/24/61	406,967
	289,000	3.750		04/19/71	183,605
Panama Government International Bonds (c)
	200,000	4.500		01/19/63	140,188
Peru Government International Bonds (c)
	20,000	2.780		12/01/60	12,066
	100,000	3.230	(i)	07/28/21	59,781
Republic of Poland Government International Bonds (c)
	290,000	5.125		09/18/34	297,885
	350,000	5.500		03/18/54	356,324

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Romania Government International Bonds
$70,000	6.375%	01/30/34	$72,713

			2,478,706

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,459,133)			$3,040,634

U.S. Treasury Obligations – 2.1%

U.S. Treasury Bonds
$15,000	4.250%	08/15/54	$15,321
U.S. Treasury Inflation-Indexed Bonds
4,589,023	1.500	02/15/53	4,151,990
U.S. Treasury Notes
1,920,000	1.250	05/31/28	1,767,150
1,970,000	1.500	02/15/30	1,768,537
2,600	3.500	04/30/30	2,586

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,407,734)			$7,705,584

TOTAL INVESTMENTS – 117.3% (Cost $423,757,472)			$422,454,107

LIABILITIES IN EXCESS OF OTHER ASSETS – (17.3)%			(62,333,116)

NET ASSETS – 100.0%			$360,120,991

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2024.

(f)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $78,253,498 which represents approximately 21.8% of net assets as of September 30, 2024.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

(g)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Actual maturity date is July 28, 2121.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	3,307,000	NZD	3,596,508	10/04/24	$1,602
	AUD	931,328	USD	609,530	10/02/24	34,364
	AUD	1,350,900	USD	926,899	10/04/24	7,106
	AUD	3,472,447	USD	2,303,184	10/15/24	98,104
	AUD	1,267,168	USD	838,232	11/07/24	38,319
	AUD	7,809,068	USD	5,312,318	12/18/24	90,816
	AUD	1,605,202	USD	1,085,116	02/26/25	25,224
	AUD	1,394,125	USD	952,884	03/03/25	11,423
	AUD	350,352	USD	241,008	03/19/25	1,305
	BRL	19,419,935	USD	3,499,774	10/02/24	64,116
	BRL	13,183,850	USD	2,407,042	11/04/24	3,068
	BRL	8,167,732	USD	1,456,703	11/26/24	32,788
	BRL	896,563	USD	157,238	12/18/24	5,813
	CAD	1,288,644	USD	933,508	10/17/24	19,699
	CAD	2,793,653	USD	2,055,668	11/21/24	12,597
	CAD	2,762,761	USD	2,037,855	12/18/24	9,129
	CHF	558,261	EUR	590,255	10/04/24	2,769
	CHF	859,241	EUR	912,000	12/18/24	5,772
	CHF	767,791	USD	912,561	12/18/24	2,673
	CLP	920,372,265	USD	1,019,976	10/28/24	3,217
	CLP	78,015,917	USD	82,084	12/18/24	4,615
	CLP	74,230,274	USD	82,371	03/19/25	20
	CNH	28,689,752	USD	4,038,355	10/15/24	61,433
	CNH	5,602,548	USD	778,889	10/16/24	21,797
	CNH	6,548,303	USD	903,152	11/05/24	34,309
	CNH	27,036,879	USD	3,865,891	12/18/24	17,531
	CNH	14,994,714	USD	2,082,599	01/13/25	74,933
	CNH	14,807,828	USD	2,056,643	01/21/25	75,037
	CNH	14,820,254	USD	2,061,088	01/23/25	72,641
	CNH	6,356,389	USD	883,200	01/27/25	32,177
	COP	1,056,505,159	USD	248,912	10/11/24	1,892
	COP	2,087,123,314	USD	488,104	10/15/24	7,075
	COP	336,008,917	USD	77,628	12/18/24	1,460
	CZK	19,355,188	EUR	763,518	02/06/25	3,162
	CZK	6,774,465	USD	298,740	12/18/24	978
	EUR	1,152,000	CHF	1,076,263	12/18/24	3,550
	EUR	802,942	CZK	20,182,607	10/04/24	2,793

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	EUR	572,000	HUF	228,611,240	12/18/24	$3
	EUR	517,622	PLN	2,208,474	10/04/24	2,546
	EUR	2,933,155	SEK	33,149,725	10/04/24	825
	EUR	123,214	USD	136,993	10/03/24	177
	EUR	545,675	USD	606,793	10/04/24	719
	EUR	2,705,526	USD	2,924,673	10/07/24	87,801
	EUR	825,053	USD	898,070	10/10/24	20,719
	EUR	4,189,355	USD	4,532,744	10/21/24	135,036
	EUR	839,278	USD	918,590	10/23/24	16,623
	EUR	9,727,645	USD	10,607,821	10/24/24	232,275
	EUR	2,432,158	USD	2,657,132	10/25/24	53,296
	EUR	8,929,466	USD	9,939,155	12/18/24	32,801
	EUR	820,948	USD	901,730	01/23/25	16,302
	GBP	379,941	EUR	456,000	10/04/24	288
	GBP	906,937	USD	1,212,122	10/04/24	407
	GBP	2,343,776	USD	2,916,548	10/17/24	216,939
	GBP	729,456	USD	922,616	11/04/24	52,605
	GBP	2,208,523	USD	2,910,391	11/12/24	42,159
	GBP	1,281,713	USD	1,661,100	11/21/24	52,370
	GBP	3,783,352	USD	5,018,683	12/18/24	38,554
	HUF	1,207,743,146	USD	3,334,958	10/21/24	45,972
	HUF	172,052,901	USD	476,095	12/18/24	4,649
	ILS	755,941	USD	202,000	12/18/24	1,274
	INR	35,692,605	USD	424,210	12/18/24	87
	JPY	115,466,534	USD	757,578	10/17/24	47,860
	JPY	17,351,559	USD	121,192	12/18/24	858
	KRW	324,366,709	USD	243,835	10/07/24	2,195
	KRW	339,929,495	USD	254,000	10/21/24	3,984
	KRW	909,260,832	USD	685,821	10/23/24	4,305
	KRW	568,597,301	USD	425,278	11/05/24	6,528
	KRW	267,616,086	USD	200,296	12/18/24	3,435
	KRW	286,642,607	USD	215,756	03/12/25	3,232
	KRW	263,598,363	USD	201,425	03/19/25	14
	NOK	13,628,871	USD	1,236,155	10/09/24	55,445
	NOK	17,155,637	USD	1,606,440	12/18/24	19,911
	NZD	1,203,590	USD	761,338	10/04/24	3,296
	NZD	2,932,289	USD	1,826,816	10/10/24	36,071
	NZD	3,056,229	USD	1,830,681	10/24/24	111,101
	NZD	3,200,617	USD	1,875,882	10/31/24	157,708
	NZD	4,492,721	USD	2,792,530	11/06/24	62,015
	NZD	1,114,810	USD	686,814	11/21/24	21,495
	NZD	3,265,542	USD	2,036,392	11/25/24	38,408
	NZD	4,425,726	USD	2,777,016	12/18/24	35,014
	PLN	3,519,594	EUR	808,730	02/05/25	5,163
	PLN	1,965,321	USD	505,000	12/18/24	4,345
	SEK	6,262,544	EUR	553,365	10/04/24	688
	SEK	52,779,837	USD	4,959,648	10/16/24	241,610
	SEK	2,308,357	USD	223,428	12/18/24	4,762
	SGD	2,900,415	USD	2,253,334	10/04/24	3,771
	SGD	5,148,867	USD	3,973,737	12/18/24	48,183
	SGD	2,910,383	USD	2,250,006	03/12/25	31,781
	TWD	19,899,080	USD	623,366	10/03/24	5,078
	TWD	20,123,470	USD	635,211	10/31/24	2,345
	TWD	16,879,840	USD	536,805	12/10/24	1,023

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	TWD	16,717,961	USD	525,570	12/18/24	$7,690
	TWD	11,151,194	USD	354,456	03/12/25	5,522
	TWD	16,350,585	USD	527,411	03/19/25	952
	USD	189,385	AUD	273,097	10/04/24	566
	USD	487,317	BRL	2,653,263	10/02/24	398
	USD	767,738	BRL	4,174,923	11/04/24	4,531
	USD	762,000	CAD	1,024,888	10/04/24	4,136
	USD	628,000	CAD	844,850	12/18/24	2,034
	USD	53,018	CAD	71,129	03/19/25	207
	USD	1,393,951	CHF	1,167,676	12/18/24	2,040
	USD	1,130,450	CNH	7,879,695	10/08/24	5,195
	USD	537,763	CNH	3,748,620	10/15/24	2,082
	USD	1,056,724	CNH	7,280,685	03/19/25	4,972
	USD	241,723	COP	1,011,986,225	10/04/24	1,252
	USD	249,370	COP	1,044,432,948	10/07/24	1,291
	USD	239,192	COP	992,645,016	10/10/24	3,515
	USD	4,379,301	COP	18,097,316,190	10/15/24	85,645
	USD	248,912	COP	1,040,201,451	10/31/24	2,648
	USD	77,900	COP	330,553,070	12/18/24	97
	USD	930,798	CZK	20,959,449	12/18/24	3,504
	USD	4,907,050	EUR	4,404,892	10/03/24	3,175
	USD	15,033,026	EUR	13,473,417	10/04/24	32,766
	USD	440,241	EUR	395,189	10/07/24	216
	USD	221,267	EUR	198,624	10/10/24	77
	USD	1,131,787	EUR	1,015,238	10/11/24	1,152
	USD	2,111,949	EUR	1,888,028	10/23/24	8,106
	USD	302,621	EUR	270,964	10/24/24	670
	USD	828,600	EUR	741,808	10/25/24	1,919
	USD	2,273,204	EUR	2,029,647	10/28/24	11,013
	USD	9,457,219	EUR	8,454,184	12/18/24	16,035
	USD	760,946	GBP	569,226	12/16/24	49
	USD	755,419	GBP	563,661	12/18/24	1,968
	USD	1,689,479	HUF	599,166,967	10/04/24	11,010
	USD	726,154	HUF	258,267,461	10/21/24	3,165
	USD	475,652	HUF	169,314,418	12/18/24	2,560
	USD	205,755	ILS	754,580	03/19/25	2,287
	USD	1,297,004	INR	108,989,212	12/18/24	1,392
	USD	422,689	INR	35,690,168	03/19/25	989
	USD	5,427,648	JPY	760,613,082	12/18/24	77,540
	USD	246,154	KRW	324,221,544	10/21/24	91
	USD	1,830,150	MXN	32,866,915	10/18/24	165,820
	USD	699,968	MXN	13,610,887	11/22/24	14,411
	USD	244,674	MXN	4,732,666	12/18/24	7,249
	USD	107,430	MXN	2,154,887	03/19/25	815
	USD	61,474	NOK	646,524	12/18/24	184
	USD	1,282,051	NZD	2,011,376	10/04/24	4,234
	USD	1,600,671	PLN	6,138,589	12/18/24	9,757
	USD	934,710	PLN	3,602,274	03/19/25	5,317
	USD	231,592	SEK	2,340,349	12/18/24	240
	USD	2,263,195	SGD	2,903,084	10/04/24	4,013
	USD	528,362	SGD	675,613	12/18/24	622
	USD	733,119	ZAR	12,582,581	10/04/24	5,092
	ZAR	4,234,825	USD	244,373	10/04/24	653
	ZAR	27,283,537	USD	1,522,689	11/22/24	49,377

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	ZAR	15,856,732	USD	885,851	12/09/24	$26,496
	ZAR	17,537,181	USD	995,663	12/18/24	12,572

TOTAL						$3,522,667

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	BRL	4,649,997	USD	855,574	10/02/24	$(2,220)
	BRL	8,309,582	USD	1,560,485	10/18/24	(38,540)
	BRL	4,105,740	USD	783,090	10/28/24	(32,013)
	BRL	1,332,276	USD	243,653	11/04/24	(103)
	BRL	864,965	USD	157,789	12/18/24	(484)
	CAD	1,723,316	EUR	1,152,000	12/18/24	(9,654)
	CAD	654,626	USD	487,269	10/04/24	(3,200)
	CAD	6,354,241	USD	4,725,781	12/18/24	(17,797)
	CHF	1,870,881	EUR	1,989,644	10/04/24	(3,570)
	CHF	1,076,227	EUR	1,152,000	12/18/24	(3,592)
	CHF	1,574,309	USD	1,880,553	11/15/24	(10,660)
	CHF	274,700	USD	328,000	12/18/24	(548)
	CNH	7,879,695	USD	1,130,093	10/08/24	(4,837)
	CNH	7,879,695	USD	1,131,144	10/15/24	(5,129)
	CNH	7,327,872	USD	1,056,724	12/18/24	(4,191)
	COP	1,011,986,225	USD	243,735	10/04/24	(3,264)
	COP	1,044,432,948	USD	248,912	10/07/24	(832)
	COP	15,684,922,752	USD	3,850,440	10/15/24	(129,133)
	COP	6,848,451,858	USD	1,615,201	12/06/24	(829)
	COP	334,467,545	USD	77,900	03/19/25	(128)
	CZK	25,085,060	EUR	998,382	10/04/24	(3,919)
	CZK	22,418,413	EUR	892,453	02/24/25	(5,725)
	CZK	6,711,613	USD	298,798	03/19/25	(1,265)
	EUR	2,573,732	CHF	2,432,250	10/04/24	(9,739)
	EUR	2,681,278	CHF	2,532,735	12/18/24	(24,799)
	EUR	2,021,257	GBP	1,684,085	10/04/24	(1,225)
	EUR	4,281,679	USD	4,770,646	10/03/24	(3,942)
	EUR	3,980,181	USD	4,441,545	10/04/24	(10,318)
	EUR	2,722,157	USD	3,042,010	10/11/24	(10,437)
	EUR	2,931,816	USD	3,268,682	10/23/24	(1,740)
	EUR	2,660,067	USD	2,967,305	10/28/24	(2,465)
	EUR	4,310,235	USD	4,831,930	12/02/24	(21,835)
	EUR	2,477,828	USD	2,776,505	12/18/24	(9,398)
	EUR	1,678,059	USD	1,885,618	03/19/25	(5,386)
	GBP	616,443	USD	824,801	11/21/24	(703)
	HUF	313,245,812	USD	877,685	12/06/24	(2,166)
	HUF	169,859,943	USD	475,652	03/19/25	(2,688)
	ILS	756,548	USD	205,755	12/18/24	(2,318)
	INR	53,190,147	USD	635,386	10/21/24	(1,237)
	INR	53,239,560	USD	636,000	10/28/24	(1,483)
	INR	53,059,222	USD	633,581	10/31/24	(1,276)
	INR	84,746,569	USD	1,011,000	11/04/24	(1,274)
	INR	226,898,449	USD	2,701,694	12/18/24	(4,433)
	JPY	890,153,671	USD	6,317,494	12/18/24	(56,206)

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	KRW	398,541,636	USD	303,743	11/05/24	$(1,081)
	MXN	27,906,341	USD	1,439,531	10/04/24	(23,133)
	MXN	34,127,969	USD	1,914,158	10/18/24	(185,968)
	MXN	13,839,594	USD	760,835	11/22/24	(63,758)
	MXN	2,125,425	USD	107,430	12/18/24	(803)
	NOK	7,143,866	EUR	610,819	12/18/24	(4,893)
	NOK	6,616,297	USD	634,000	12/18/24	(6,776)
	NOK	646,898	USD	61,474	03/19/25	(180)
	NZD	2,211,552	AUD	2,034,344	10/04/24	(1,549)
	NZD	2,011,376	USD	1,279,084	10/04/24	(1,268)
	PLN	5,870,483	EUR	1,370,648	10/22/24	(2,814)
	PLN	6,501,256	USD	1,695,710	12/18/24	(10,805)
	SEK	22,669,353	EUR	2,009,254	10/04/24	(4,375)
	SEK	11,064,884	USD	1,102,860	12/18/24	(9,055)
	SEK	2,329,647	USD	231,592	03/19/25	(309)
	SGD	785,446	USD	613,961	10/04/24	(2,726)
	SGD	2,431,255	USD	1,901,000	12/18/24	(1,880)
	SGD	672,864	USD	528,362	03/19/25	(665)
	TWD	28,696,592	USD	913,613	11/22/24	(1,582)
	USD	641,950	AUD	931,327	10/02/24	(1,944)
	USD	1,283,605	AUD	1,873,520	10/04/24	(11,738)
	USD	2,353,277	AUD	3,547,971	10/15/24	(100,238)
	USD	1,005,437	AUD	1,508,533	11/07/24	(38,076)
	USD	951,030	AUD	1,414,383	12/18/24	(27,588)
	USD	363,757	AUD	545,527	03/03/25	(13,580)
	USD	3,894,153	BRL	21,415,213	10/02/24	(35,905)
	USD	2,856,860	BRL	16,209,154	10/18/24	(111,935)
	USD	1,560,652	BRL	8,760,675	10/28/24	(41,968)
	USD	243,341	BRL	1,332,727	11/04/24	(292)
	USD	117,015	BRL	644,928	12/18/24	(273)
	USD	1,400,182	CAD	1,932,854	10/17/24	(29,547)
	USD	422,923	CAD	574,089	10/21/24	(1,773)
	USD	5,775,525	CAD	7,809,710	12/18/24	(10,842)
	USD	1,108,471	CHF	950,324	11/15/24	(20,280)
	USD	148,906	CHF	125,448	12/18/24	(633)
	USD	912,561	CHF	760,973	03/19/25	(2,559)
	USD	603,057	CLP	569,346,029	10/15/24	(29,960)
	USD	411,625	CLP	375,648,884	10/28/24	(5,990)
	USD	82,371	CLP	74,138,842	12/18/24	(19)
	USD	3,502,703	CNH	25,272,737	10/15/24	(108,791)
	USD	3,729,323	CNH	26,240,985	12/18/24	(39,781)
	USD	2,512,034	CNH	17,785,203	01/13/25	(47,011)
	USD	545,853	COP	2,371,516,315	12/18/24	(12,340)
	USD	1,624,008	CZK	36,864,805	12/18/24	(6,976)
	USD	999,480	EUR	900,541	10/11/24	(3,422)
	USD	5,520,063	EUR	5,111,298	10/21/24	(174,944)
	USD	13,843,534	EUR	12,694,876	10/24/24	(303,126)
	USD	1,662,446	EUR	1,530,917	10/28/24	(43,875)
	USD	7,473,874	EUR	6,709,881	12/18/24	(19,366)
	USD	912,247	EUR	830,070	01/23/25	(15,985)
	USD	2,819,857	GBP	2,258,331	10/17/24	(199,396)
	USD	263,579	GBP	202,286	11/04/24	(6,861)
	USD	1,897,314	GBP	1,426,338	11/12/24	(9,541)
	USD	3,759,626	GBP	2,872,575	12/18/24	(80,171)

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	1,337,534	HUF	489,809,252	10/21/24	$(33,628)
	USD	555,000	HUF	200,460,561	12/18/24	(5,119)
	USD	205,037	ILS	768,615	12/18/24	(1,645)
	USD	1,053,036	INR	88,776,727	12/18/24	(2,300)
	USD	424,210	INR	35,702,786	12/23/24	(88)
	USD	920,362	JPY	140,277,276	10/17/24	(58,144)
	USD	458,000	JPY	65,225,131	12/18/24	(790)
	USD	121,192	JPY	17,171,882	03/19/25	(801)
	USD	243,555	KRW	324,366,709	10/07/24	(2,475)
	USD	486,890	KRW	647,724,145	10/10/24	(4,466)
	USD	246,578	KRW	327,012,102	10/21/24	(1,602)
	USD	403,425	KRW	534,595,972	12/18/24	(3,552)
	USD	485,628	MXN	9,767,928	11/22/24	(6,366)
	USD	656,701	MXN	13,253,556	12/18/24	(8,196)
	USD	1,206,991	NOK	13,307,332	10/09/24	(54,137)
	USD	1,844,613	NOK	19,577,520	12/18/24	(11,332)
	USD	2,790,597	NZD	4,418,663	10/04/24	(16,557)
	USD	2,786,691	NZD	4,486,119	10/10/24	(63,346)
	USD	2,845,354	NZD	4,854,725	10/24/24	(239,106)
	USD	1,059,215	NZD	1,719,276	11/21/24	(33,151)
	USD	4,413,126	NZD	7,120,006	12/18/24	(110,802)
	USD	616,016	NZD	977,574	03/19/25	(4,982)
	USD	1,903,021	PLN	7,409,896	12/18/24	(17,372)
	USD	5,216,060	SEK	55,508,534	10/16/24	(254,101)
	USD	2,190,344	SEK	22,399,846	12/18/24	(23,965)
	USD	755,859	SGD	975,688	10/04/24	(3,422)
	USD	653,043	SGD	838,734	12/18/24	(2,115)
	USD	620,000	TWD	19,709,800	10/03/24	(2,466)
	USD	492,129	TWD	15,693,989	10/24/24	(4,582)
	USD	527,411	TWD	16,568,406	12/18/24	(1,078)
	USD	1,130,023	ZAR	19,578,224	10/04/24	(2,768)
	USD	967,640	ZAR	17,436,890	12/18/24	(34,828)
	ZAR	4,197,809	USD	244,373	10/04/24	(1,488)

TOTAL						$(3,347,817)

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At September 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	10/20/24	$(2,000,000)	$(1,823,944)

Government National Mortgage Association	6.000	TBA - 30yr	10/20/24	(1,000,000)	(1,016,787)

Uniform Mortgage-Backed Security	2.000	TBA - 30yr	10/01/24	(3,000,000)	(2,480,625)

Uniform Mortgage-Backed Security	4.500	TBA - 30yr	10/01/24	(21,000,000)	(20,644,804)

Uniform Mortgage-Backed Security	4.500	TBA - 30yr	11/01/24	(17,000,000)	(16,713,125)

Uniform Mortgage-Backed Security	5.000	TBA - 30yr	11/01/24	(18,000,000)	(17,989,456)

Uniform Mortgage-Backed Security	6.500	TBA - 30yr	10/01/24	(5,000,000)	(5,154,883)

(PROCEEDS RECEIVED: $(65,713,516))					$(65,823,624)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	129	12/19/24	$14,742,281	$ (150)
2 Year U.S. Treasury Notes	130	12/31/24	27,071,484	(2,065)
20 Year U.S. Treasury Bonds	80	12/19/24	9,935,000	(71,285)
5 Year U.S. Treasury Notes	117	12/31/24	12,856,289	(42,841)
Ice 3M Sonia Index	43	03/17/26	13,876,374	(9,143)
Ultra 10-Year U.S. Treasury Notes	31	12/19/24	3,667,203	(13,621)
Ultra Long U.S. Treasury Bonds	177	12/19/24	23,557,594	(139,793)

Total				$(278,898)

Short position contracts:
10 Year U.K. Long Gilt	(1)	12/27/24	(131,596)	747
5 Year German Euro-Oat	(1)	12/06/24	(141,192)	(814)
Euro-Buxl	(1)	12/06/24	(151,700)	(1,649)

Total				$ (1,716)

TOTAL FUTURES CONTRACTS				$(280,614)

SWAP CONTRACTS — At September 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	9.750%(a)	01/02/26	BRL	12,493		$(72,047)	$(60,019)	$ (12,028)
0.506%(b)	12M JYOR(b)	08/13/26	JPY	1,985,217	(c)	4,682	—	4,682
3M AUDOR(d)	3.000(d)	09/16/26	AUD	22,361	(c)	(46,133)	(30,271)	(15,862)
12M EURO(b)	1.750(b)	09/26/26	EUR	38,372	(c)	13,284	(10,385)	23,669
3.000(b)	12M SOFR(b)	09/26/26		$28,235	(c)	5,766	(3,671)	9,437

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Mexico Interbank TIIE
28 Days(a)	9.250%(a)	12/16/26	MXN	75,910	(c)	$38,230	$26,884	$ 11,346
3M CNRR(d)	1.750(d)	12/18/26	CNY	9,270	(c)	3,775	2,454	1,321
0.500%(e)	12M CHFOR(e)	12/18/26	CHF	53,580	(c)	(148,860)	29,855	(178,715)
6.000(f)	12M MIBOR(f)	12/18/26	INR	177,980	(c)	(127)	2,495	(2,622)
3.750(e)	12M SOFR(e)	12/18/26		$17,130	(c)	(161,764)	(191,784)	30,020
12M EURO(e)	2.500(e)	12/18/26	EUR	26,430	(c)	324,579	273,291	51,288
3M KWCDC(d)	2.750(d)	12/18/26	KRW	3,020,480	(c)	225	(5,480)	5,705
6M EURO(f)	3.000(e)	12/18/26	EUR	2,310	(c)	43,316	24,145	19,171
6M PRIBOR(f)	3.250(e)	12/18/26	CZK	23,490	(c)	4,159	160	3,999
12M CDOR(f)	3.500(f)	12/18/26	CAD	11,891	(c)	146,004	151,387	(5,383)
12M CDOR(f)	3.750(f)	12/18/26		3,640	(c)	57,591	36,276	21,315
6M NIBOR(f)	3.750(e)	12/18/26	NOK	155,700	(c)	37,569	15,198	22,371
12M SOFR(e)	3.750(e)	12/18/26		$35,100	(c)	331,459	350,423	(18,964)
3.500(f)	3M NZDOR(d)	12/18/26	NZD	13,080	(c)	(19,791)	(22,121)	2,330
3M AUDOR(d)	4.000(d)	12/18/26	AUD	4,030	(c)	24,871	19,661	5,210
12M SOFR(e)	4.000(e)	12/18/26		$2,320	(c)	32,985	24,254	8,731
12M GBP(e)	4.000(e)	12/18/26	GBP	17,120	(c)	116,388	8,756	107,632
12M GBP(e)	4.250(e)	12/18/26		1,570	(c)	20,494	12,530	7,964
12M CLICP(f)	4.500(f)	12/18/26	CLP	840,310	(c)	5,230	5,177	53
6M BUBOR(f)	5.500(e)	12/18/26	HUF	56,510	(c)	922	205	717
12M CPIBR(d)	7.250(d)	12/18/26	COP	2,600,260	(c)	3,690	7,108	(3,418)
3M JIBAR(d)	7.250(d)	12/18/26	ZAR	22,640	(c)	5,073	3,965	1,108
12M GBP(e)	3.500(e)	08/31/27	GBP	46,050	(c)	34,840	45,291	(10,451)
12M GBP(e)	4.000(e)	12/18/27		6,360	(c)	86,711	70,735	15,976
12M SOFR(e)	3.805(e)	04/13/28		$16,320	(c)	225,745	57,542	168,203
6M EURO(f)	2.500(e)	05/14/28	EUR	14,690	(c)	136,804	(79,863)	216,667
10.250(a)	1M BID Average(a)	01/02/29	BRL	4,210		42,879	5,729	37,150
3.500(e)	12M GBP(e)	08/31/29	GBP	42,561	(c)	(96,545)	(159,491)	62,946
2.457(f)	12M CDOR(f)	09/13/29	CAD	21,280	(c)	14,235	(6,853)	21,088
12M SOFR(e)	3.038(e)	09/13/29		$15,920	(c)	(29,314)	14,758	(44,072)
3M CNRR(d)	1.750(d)	12/18/29	CNY	1,740	(c)	(712)	1,584	(2,296)
3.750(e)	12M GBP(e)	12/18/29	GBP	2,410	(c)	(29,608)	(29,273)	(335)
0.750(e)	12M JYOR(e)	12/18/29	JPY	7,665,000	(c)	(312,509)	(320,372)	7,863
6.000(f)	12M MIBOR(f)	12/18/29	INR	72,900	(c)	(153)	761	(914)
2.000(d)	12M THOR(d)	12/18/29	THB	33,890	(c)	3,836	5,040	(1,204)
12M EURO(e)	2.500(e)	12/18/29	EUR	1,925	(c)	52,320	50,485	1,835
12M CDOR(f)	3.250(f)	12/18/29	CAD	7,490	(c)	177,164	161,425	15,739
6M NIBOR(f)	3.500(e)	12/18/29	NOK	89,730	(c)	19,591	35,080	(15,489)
12M SOFR(e)	3.750(e)	12/18/29		$2,040	(c)	52,848	49,528	3,320
2.000(e)	3M STIBOR(d)	12/18/29	SEK	52,190	(c)	(3,760)	(12,616)	8,856
6M AUDOR(f)	4.000(f)	12/18/29	AUD	12,040	(c)	94,027	138,705	(44,678)
2.500(e)	6M EURO(f)	12/18/29	EUR	990	(c)	(17,487)	(11,670)	(5,817)
12M CDOR(f)	2.801(f)	09/11/31	CAD	22,410	(c)	(18,994)	9,025	(28,019)
3.215(e)	12M SOFR(e)	09/12/31		$16,900	(c)	23,687	(13,862)	37,549
6M EURO(f)	3.000(e)	11/10/33	EUR	12,460	(c)	336,150	191,810	144,340
12M SOFR(e)	3.790(e)	05/21/34		$13,530	(c)	221,497	75,761	145,736
1.295(e)	12M JYOR(e)	08/02/34	JPY	1,423,240	(c)	(72,282)	(18,274)	(54,008)
12M GBP(e)	3.500(e)	08/28/34	GBP	8,530	(c)	(52,459)	(13,987)	(38,472)
0.750(e)	12M CHFOR(e)	12/18/34	CHF	1,920	(c)	(36,878)	(13,745)	(23,133)
5.000(f)	12M CLICP(f)	12/18/34	CLP	235,340	(c)	(5,747)	(7,778)	2,031
3.750(e)	12M SOFR(e)	12/18/34		$7,028	(c)	(273,248)	(270,296)	(2,952)

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M STIBOR(d)	2.250%(e)	12/18/34	SEK	35,220	(c)	$9,641	$(15,134)	$ 24,775
6M EURO(f)	2.500(e)	12/18/34	EUR	10,190	(c)	173,624	77,145	96,479
3M KWCDC(d)	2.750(d)	12/18/34	KRW	140,940	(c)	(525)	(1,256)	731
12M CDOR(f)	3.250(f)	12/18/34	CAD	2,000	(c)	54,809	37,463	17,346
6M PRIBOR(f)	3.500(e)	12/18/34	CZK	4,170	(c)	3,453	1,673	1,780
12M GBP(e)	3.750(e)	12/18/34	GBP	50	(c)	860	925	(65)
3M NZDOR(d)	4.000(f)	12/18/34	NZD	2,360	(c)	16,592	16,972	(380)
4.500%(f)	6M AUDOR(f)	12/18/34	AUD	1,730	(c)	(42,809)	(50,893)	8,084
6.000(e)	6M BUBOR(f)	12/18/34	HUF	80,000	(c)	(3,896)	(556)	(3,340)
3.500(e)	6M NIBOR(f)	12/18/34	NOK	10,560	(c)	(4,487)	(3,100)	(1,387)
4.500(e)	6M WIBOR(f)	12/18/34	PLN	470	(c)	(856)	41	(897)
12M CPIBR(d)	7.750(d)	12/18/34	COP	1,290,040	(c)	4,502	7	4,495
3M JIBAR(d)	8.750(d)	12/18/34	ZAR	7,250	(c)	7,751	3,316	4,435
6M EURO(f)	2.152(e)	08/09/37	EUR	6,920	(c)	(154,513)	(678,655)	524,142
12M SOFR(e)	3.391(e)	05/10/38		$4,080	(c)	(30,514)	(98,070)	67,556
6M EURO(f)	3.000(e)	01/25/39	EUR	7,960	(c)	99,150	21,178	77,972
1.451(e)	6M EURO(f)	08/10/42		17,610	(c)	742,545	(645,692)	1,388,237
2.500(e)	6M EURO(f)	01/25/44		19,040	(c)	(57,840)	(2,459)	(55,381)
12M JYOR(e)	2.160(e)	08/02/44	JPY	1,709,750	(c)	(24,120)	11,067	(35,187)
6M EURO(f)	1.051(e)	08/11/47	EUR	10,280	(c)	(369,043)	(814,862)	445,819
6M EURO(f)	2.000(e)	01/25/49		11,360	(c)	(5,566)	(11,408)	5,842
2.564(e)	12M SOFR(e)	05/11/53		$3,950	(c)	78,938	(5,484)	84,422
2.000(e)	6M EURO(f)	05/17/53	EUR	4,350	(c)	52,923	17,105	35,818
2.500(e)	6M EURO(f)	11/10/53		6,720	(c)	(279,574)	(322,382)	42,808
3.380(e)	12M SOFR(e)	04/11/54		$5,710	(c)	(87,995)	(35,126)	(52,869)
3.344(e)	12M SOFR(e)	05/20/54		8,510	(c)	(113,075)	(37,326)	(75,749)
2.250(e)	6M EURO(f)	12/18/54	EUR	2,240	(c)	4,416	(6,574)	10,990

TOTAL						$1,418,599	$(1,916,413)	$3,335,012

(a)	Payments made monthly.

(b)	Payments made at maturity.

(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2024.

(d)	Payments made quarterly.

(e)	Payments made annually.

(f)	Payments made semi-annually.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	4.975%	JPMorgan Securities, Inc.	12/15/56	$2,000	$(237,348)	$(253,634)	$16,286

(a)	Payments made monthly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
General Electric Co. 6.750%, 03/15/32	1.000%	0.092%	06/20/26	$1,525	$23,709	$7,137	$16,572

(a)	Payments made quarterly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1M IRS	BofA Securities LLC	2.437%	10/21/2024	(2,510,000)	$(2,510,000)	$(29,726)	$ (16,600)	$(13,126)
1M IRS	Citibank NA	2.448	10/07/2024	(2,480,000)	(2,480,000)	(26,315)	(19,565)	(6,750)
1M IRS	Citibank NA	2.364	10/28/2024	(2,500,000)	(2,500,000)	(20,329)	(18,016)	(2,313)
1M IRS	Deutsche Bank AG (London)	3.214	10/15/2024	(2,580,000)	(2,580,000)	(8,086)	(24,091)	16,005
2M IRS	JPMorgan Securities, Inc.	3.395	10/03/2024	(2,570,000)	(2,570,000)	(19,878)	(26,606)	6,728
3Y IRS	JPMorgan Securities, Inc.	1.812	09/20/2027	(16,610,000)	(16,610,000)	(33,374)	(43,186)	9,812
3Y IRS	JPMorgan Securities, Inc.	1.820	09/20/2027	(16,610,000)	(16,610,000)	(33,641)	(34,051)	410
1M IRS	MS & Co. Int. PLC	2.394	10/14/2024	(2,480,000)	(2,480,000)	(19,236)	(17,226)	(2,010)
1M IRS	MS & Co. Int. PLC	3.275	10/21/2024	(2,620,000)	(2,620,000)	(15,696)	(23,547)	7,851
1M IRS	MS & Co. Int. PLC	3.312	10/28/2024	(2,600,000)	(2,600,000)	(22,307)	(22,386)	79

				(53,560,000)	$(53,560,000)	$(228,588)	$(245,274)	$ 16,686

Puts
1M IRS	BofA Securities LLC	2.437	10/21/2024	(2,510,000)	(2,510,000)	(6,471)	(16,600)	10,129
1M IRS	Citibank NA	2.448	10/07/2024	(2,480,000)	(2,480,000)	(1,606)	(19,565)	17,959
1M IRS	Citibank NA	2.364	10/28/2024	(2,500,000)	(2,500,000)	(14,590)	(18,016)	3,426
1M IRS	Deutsche Bank AG (London)	3.214	10/15/2024	(2,580,000)	(2,580,000)	(29,934)	(24,091)	(5,843)
2M IRS	JPMorgan Securities, Inc.	3.395	10/03/2024	(2,570,000)	(2,570,000)	(3,193)	(26,606)	23,413
3Y IRS	JPMorgan Securities, Inc.	4.312	09/20/2027	(16,610,000)	(16,610,000)	(48,264)	(32,805)	(15,459)
3Y IRS	JPMorgan Securities, Inc.	4.320	09/20/2027	(16,610,000)	(16,610,000)	(48,018)	(44,847)	(3,171)
1M IRS	MS & Co. Int. PLC	2.394	10/14/2024	(2,480,000)	(2,480,000)	(7,311)	(17,226)	9,915
1M IRS	MS & Co. Int. PLC	3.275	10/21/2024	(2,620,000)	(2,620,000)	(23,698)	(23,547)	(151)
1M IRS	MS & Co. Int. PLC	3.312	10/28/2024	(2,600,000)	(2,600,000)	(21,374)	(22,386)	1,012

				(53,560,000)	$(53,560,000)	$(204,459)	$(245,689)	$ 41,230

Total written option contracts				(107,120,000)	$(107,120,000)	$(433,047)	$(490,963)	$ 57,916

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put BRL	Barclays Bank PLC	$5.698	10/16/2024	4,756,000	$4,756,000	$8,751	$ 110,672	$ (101,921)
Call USD/Put BRL	Barclays Bank PLC	5.350	10/24/2024	2,319,000	2,319,000	61,254	57,952	3,302
Call USD/Put BRL	Barclays Bank PLC	5.590	10/24/2024	2,391,000	2,391,000	15,995	56,762	(40,767)
Call USD/Put BRL	Barclays Bank PLC	5.774	11/22/2024	4,952,000	4,952,000	35,684	92,800	(57,116)
Call EUR/Put CHF	BNP Paribas SA	0.949	10/02/2024	1,482,000	1,482,000	284	7,560	(7,276)
Call USD/Put CAD	BofA Securities LLC	1.363	11/20/2024	4,922,000	4,922,000	21,544	43,742	(22,198)
Call USD/Put COP	BofA Securities LLC	4,020.000	10/10/2024	4,657,000	4,657,000	212,168	122,395	89,773
Call USD/Put COP	BofA Securities LLC	4,320.000	12/04/2024	4,964,000	4,964,000	82,933	105,202	(22,269)
Call USD/Put KRW	BofA Securities LLC	1,336.000	11/01/2024	4,944,000	4,944,000	25,269	21,833	3,436
Call USD/Put KRW	BofA Securities LLC	1,374.500	03/10/2025	10,100,000	10,100,000	84,315	126,705	(42,390)
Call USD/Put MXN	BofA Securities LLC	18.535	11/20/2024	2,412,000	2,412,000	166,493	57,463	109,030
Call USD/Put SGD	BofA Securities LLC	1.326	03/10/2025	5,050,000	5,050,000	13,196	28,280	(15,084)
Call USD/Put ZAR	BofA Securities LLC	18.195	12/05/2024	2,497,000	2,497,000	19,499	50,414	(30,915)
Call USD/Put CNH	Deutsche Bank AG	7.239	10/10/2024	2,329,000	2,329,000	5	21,893	(21,888)
Call USD/Put HUF	Deutsche Bank AG	379.000	10/17/2024	2,775,000	2,775,000	272	66,017	(65,745)
Call USD/Put HUF	Deutsche Bank AG	367.000	12/04/2024	3,723,000	3,723,000	31,169	37,066	(5,897)
Call USD/Put MXN	Deutsche Bank AG	17.623	10/16/2024	2,317,000	2,317,000	247,377	56,120	191,257
Call USD/Put MXN	Deutsche Bank AG	20.540	11/20/2024	2,477,000	2,477,000	35,062	67,605	(32,543)
Call USD/Put TWD	Deutsche Bank AG	32.300	03/10/2025	10,100,000	10,100,000	69,821	109,847	(40,026)
Call USD/Put CNH	HSBC Bank PLC	7.294	11/01/2024	2,365,000	2,365,000	249	16,184	(15,935)
Call USD/Put CNH	HSBC Bank PLC	7.390	01/09/2025	4,779,000	4,779,000	4,693	26,739	(22,046)
Call USD/Put KRW	HSBC Bank PLC	1,360.000	11/01/2024	9,889,000	9,889,000	17,049	69,718	(52,669)
Call USD/Put TWD	HSBC Bank PLC	32.000	12/06/2024	10,042,000	10,042,000	67,502	82,445	(14,943)
Call USD/Put ZAR	HSBC Bank PLC	18.039	11/20/2024	3,692,046	3,692,046	25,634	85,944	(60,310)
Call AUD/Put USD	JPMorgan Securities, Inc.	0.663	11/05/2024	2,673,000	2,673,000	79,790	45,858	33,932
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.540	02/04/2025	2,266,000	2,266,000	10,679	20,928	(10,249)
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.200	02/20/2025	2,225,000	2,225,000	24,101	24,243	(142)
Call EUR/Put PLN	JPMorgan Securities, Inc.	4.308	10/18/2024	4,449,000	4,449,000	11,024	32,791	(21,767)
Call USD/Put BRL	JPMorgan Securities, Inc.	5.857	10/24/2024	2,358,000	2,358,000	2,794	62,395	(59,601)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.254	10/14/2024	2,327,500	2,327,500	11	23,554	(23,543)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.387	01/17/2025	4,803,000	4,803,000	5,582	26,441	(20,859)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.383	01/21/2025	4,810,000	4,810,000	5,984	28,100	(22,116)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.262	01/23/2025	2,398,000	2,398,000	5,956	25,421	(19,465)
Call EUR/Put USD	MS & Co. Int. PLC	1.083	10/24/2024	1,625,000	1,625,000	51,453	27,236	24,217

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put CNH	MS & Co. Int. PLC	$7.235	10/10/2024	2,362,000	$2,362,000	$7	$22,125	$(22,118)
Call USD/Put HUF	MS & Co. Int. PLC	362.650	10/17/2024	2,891,000	2,891,000	8,277	41,847	(33,570)
Call USD/Put MXN	MS & Co. Int. PLC	19.595	11/20/2024	2,404,619	2,404,619	76,765	69,253	7,512
Call EUR/Put PLN	UBS AG (London)	4.373	02/03/2025	2,249,000	2,249,000	18,621	34,530	(15,909)
Call USD/Put COP	UBS AG (London)	4,190.000	10/10/2024	4,781,000	4,781,000	56,875	109,332	(52,457)

				154,556,165	$154,556,165	$1,604,137	$2,115,412	$(511,275)

Puts
Put EUR/Call USD	Barclays Bank PLC	1.089	01/21/2025	2,203,000	2,203,000	12,649	30,608	(17,959)
Put EUR/Call CHF	BNP Paribas SA	0.949	10/02/2024	1,482,000	1,482,000	12,625	7,560	5,065
Put EUR/Call USD	BNP Paribas SA	1.076	10/03/2024	6,746,000	6,746,000	—	50,368	(50,368)
Put EUR/Call USD	BNP Paribas SA	1.112	10/09/2024	6,643,000	6,643,000	26,029	46,873	(20,844)
Put EUR/Call USD	BNP Paribas SA	1.100	10/09/2024	8,903,000	8,903,000	7,393	49,549	(42,156)
Put EUR/Call USD	BNP Paribas SA	1.062	10/17/2024	2,175,000	2,175,000	29	24,577	(24,548)
Put EUR/Call USD	BNP Paribas SA	1.111	10/24/2024	6,844,000	6,844,000	38,023	35,394	2,629
Put EUR/Call USD	BNP Paribas SA	1.105	11/28/2024	6,795,000	6,795,000	52,123	41,905	10,218
Put EUR/Call USD	BNP Paribas SA	1.112	11/28/2024	6,824,000	6,824,000	70,819	55,467	15,352
Put GBP/Call USD	BNP Paribas SA	1.254	10/31/2024	1,885,000	1,885,000	93	27,331	(27,238)
Put GBP/Call USD	BNP Paribas SA	1.323	11/19/2024	2,857,000	2,857,000	28,117	27,195	922
Put NZD/Call USD	BNP Paribas SA	0.606	11/04/2024	12,034,000	12,034,000	11,231	65,870	(54,639)
Put NZD/Call USD	BNP Paribas SA	0.622	11/04/2024	8,046,000	8,046,000	25,170	31,697	(6,527)
Put USD/Call CNH	BNP Paribas SA	7.020	01/09/2025	4,779,000	4,779,000	86,897	55,676	31,221
Put AUD/Call USD	BofA Securities LLC	0.646	02/27/2025	5,693,000	5,693,000	22,423	52,831	(30,408)
Put EUR/Call USD	BofA Securities LLC	1.082	10/08/2024	2,205,000	2,205,000	52	19,128	(19,076)
Put EUR/Call USD	BofA Securities LLC	1.085	10/23/2024	6,611,000	6,611,000	3,378	55,021	(51,643)
Put NZD/Call USD	BofA Securities LLC	0.619	11/21/2024	8,133,000	8,133,000	35,879	66,469	(30,590)
Put EUR/Call USD	Deutsche Bank AG	1.113	10/01/2024	9,170,000	9,170,000	9,340	42,405	(33,065)
Put GBP/Call USD	HSBC Bank PLC	1.233	10/15/2024	4,977,000	4,977,000	—	94,508	(94,508)
Put GBP/Call USD	HSBC Bank PLC	1.293	11/19/2024	2,857,000	2,857,000	9,102	46,955	(37,853)
Put AUD/Call USD	JPMorgan Securities, Inc.	0.673	02/24/2025	3,674,000	3,674,000	34,466	59,181	(24,715)
Put NZD/Call USD	JPMorgan Securities, Inc.	0.618	10/08/2024	7,967,000	7,967,000	2,576	45,072	(42,496)
Put EUR/Call USD	MS & Co. Int. PLC	1.083	10/24/2024	1,625,000	1,625,000	747	27,236	(26,489)
Put GBP/Call USD	MS & Co. Int. PLC	1.308	11/08/2024	5,724,000	5,724,000	25,736	67,092	(41,356)
Put NZD/Call USD	Standard Chartered Bank	0.581	10/29/2024	8,177,000	8,177,000	363	66,821	(66,458)
Put EUR/Call USD	UBS AG (London)	1.062	10/17/2024	2,175,000	2,175,000	29	19,586	(19,557)
Put EUR/Call USD	UBS AG (London)	1.086	10/21/2024	2,164,000	2,164,000	1,024	25,710	(24,686)
Put NZD/Call USD	UBS AG (London)	0.593	10/22/2024	7,977,000	7,977,000	795	62,914	(62,119)

				157,345,000	$157,345,000	$517,108	$1,300,999	$(783,891)

Total purchased option contracts				311,901,165	$311,901,165	$2,121,245	$3,416,411	$(1,295,166)

Written option contracts
Calls
Call AUD/Put NZD	Barclays Bank PLC	1.091	10/17/2024	(3,408,000)	(3,408,000)	(11,425)	(15,656)	4,231

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call EUR/Put GBP	Barclays Bank PLC	$0.835	10/30/2024	(2,039,000)	$(2,039,000)	$(10,320)	$(11,928)	$1,608
Call USD/Put BRL	Barclays Bank PLC	5.698	10/16/2024	(4,756,000)	(4,756,000)	(8,751)	(175,972)	167,221
Call USD/Put BRL	Barclays Bank PLC	5.350	10/24/2024	(2,319,000)	(2,319,000)	(61,254)	(99,230)	37,976
Call USD/Put SGD	Barclays Bank PLC	1.291	10/21/2024	(2,282,000)	(2,282,000)	(6,252)	(12,562)	6,310
Call EUR/Put USD	BNP Paribas SA	1.083	10/24/2024	(1,625,000)	(1,625,000)	(51,453)	(30,070)	(21,383)
Call USD/Put CNH	BNP Paribas SA	7.390	01/09/2025	(4,779,000)	(4,779,000)	(4,693)	(17,061)	12,368
Call USD/Put GBP	BNP Paribas SA	0.841	10/21/2024	(2,052,000)	(2,052,000)	(3,102)	(10,319)	7,217
Call AUD/Put NZD	BofA Securities LLC	1.086	10/03/2024	(3,326,000)	(3,326,000)	(8,609)	(15,505)	6,896
Call USD/Put COP	BofA Securities LLC	4,190.000	10/10/2024	(4,781,000)	(4,781,000)	(56,875)	(96,744)	39,869
Call USD/Put KRW	BofA Securities LLC	1,360.000	11/01/2024	(9,889,000)	(9,889,000)	(17,049)	(15,150)	(1,899)
Call USD/Put KRW	BofA Securities LLC	1,325.800	03/10/2025	(5,050,000)	(5,050,000)	(91,673)	(127,765)	36,092
Call USD/Put MXN	BofA Securities LLC	17.623	10/16/2024	(2,317,000)	(2,317,000)	(247,377)	(87,061)	(160,316)
Call EUR/Put CHF	Deutsche Bank AG	0.949	10/02/2024	(1,482,000)	(1,482,000)	(284)	(5,781)	5,497
Call USD/Put HUF	Deutsche Bank AG	362.650	10/17/2024	(2,891,000)	(2,891,000)	(8,277)	(17,502)	9,225
Call USD/Put MXN	Deutsche Bank AG	19.595	11/20/2024	(2,404,619)	(2,404,619)	(76,765)	(113,448)	36,683
Call USD/Put TWD	Deutsche Bank AG	31.400	03/10/2025	(5,050,000)	(5,050,000)	(74,624)	(110,019)	35,395
Call EUR/Put CHF	Goldman Sachs & Co. LLC	0.941	10/01/2024	(2,015,000)	(2,015,000)	(5,309)	(17,558)	12,249
Call USD/Put CNH	HSBC Bank PLC	7.235	10/10/2024	(2,362,000)	(2,362,000)	(7)	(24,092)	24,085
Call USD/Put KRW	HSBC Bank PLC	1,336.000	11/01/2024	(4,944,000)	(4,944,000)	(25,274)	(68,623)	43,349
Call USD/Put TWD	HSBC Bank PLC	31.400	12/06/2024	(5,021,000)	(5,021,000)	(71,795)	(82,068)	10,273
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.090	10/24/2024	(3,332,000)	(3,332,000)	(13,086)	(14,421)	1,335
Call AUD/Put USD	JPMorgan Securities, Inc.	0.663	11/05/2024	(2,673,000)	(2,673,000)	(79,790)	(43,265)	(36,525)
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.302	10/24/2024	(2,052,000)	(2,052,000)	(13,145)	(13,835)	690
Call USD/Put BRL	JPMorgan Securities, Inc.	5.590	10/24/2024	(2,391,000)	(2,391,000)	(15,995)	(111,535)	95,540
Call USD/Put CNH	JPMorgan Securities, Inc.	7.239	10/10/2024	(2,329,000)	(2,329,000)	(5)	(17,165)	17,160
Call EUR/Put GBP	MS & Co. Int. PLC	0.844	10/03/2024	(2,023,000)	(2,023,000)	(27)	(11,146)	11,119
Call USD/Put HUF	MS & Co. Int. PLC	379.000	10/17/2024	(2,775,000)	(2,775,000)	(272)	(13,931)	13,659
Call USD/Put MXN	MS & Co. Int. PLC	18.535	11/20/2024	(2,411,087)	(2,411,087)	(166,430)	(138,131)	(28,299)
Call EUR/Put CHF	UBS AG (London)	0.943	10/03/2024	(2,010,000)	(2,010,000)	(5,298)	(17,092)	11,794
Call USD/Put BRL	UBS AG (London)	5.857	10/24/2024	(2,358,000)	(2,358,000)	(2,794)	(33,271)	30,477
Call USD/Put COP	UBS AG (London)	4,020.000	10/10/2024	(4,657,000)	(4,657,000)	(212,168)	(190,074)	(22,094)

				(103,803,706)	$(103,803,706)	$(1,350,178)	$(1,757,980)	$407,802

Puts
Put AUD/Call NZD	Barclays Bank PLC	1.091	10/17/2024	(3,408,000)	(3,408,000)	(15,367)	(15,656)	289
Put EUR/Call GBP	Barclays Bank PLC	0.835	10/30/2024	(2,039,000)	(2,039,000)	(12,831)	(11,928)	(903)
Put USD/Call SGD	Barclays Bank PLC	1.291	10/21/2024	(2,282,000)	(2,282,000)	(18,021)	(12,562)	(5,459)
Put EUR/Call GBP	BNP Paribas SA	0.841	10/21/2024	(2,052,000)	(2,052,000)	(23,006)	(10,318)	(12,688)
Put EUR/Call USD	BNP Paribas SA	1.113	10/01/2024	(9,170,000)	(9,170,000)	(9,340)	(32,672)	23,332
Put EUR/Call USD	BNP Paribas SA	1.112	10/09/2024	(6,643,000)	(6,643,000)	(26,029)	(71,345)	45,316
Put EUR/Call USD	BNP Paribas SA	1.100	10/09/2024	(8,903,000)	(8,903,000)	(7,393)	(8,259)	866

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call USD	BNP Paribas SA	$1.062	10/17/2024	(4,350,000)	$(4,350,000)	$(58)	$(67,499)	$67,441
Put EUR/Call USD	BNP Paribas SA	1.085	10/23/2024	(6,611,000)	(6,611,000)	(3,378)	(13,372)	9,994
Put EUR/Call USD	BNP Paribas SA	1.083	10/24/2024	(1,625,000)	(1,625,000)	(747)	(30,070)	29,323
Put EUR/Call USD	BNP Paribas SA	1.111	10/24/2024	(6,844,000)	(6,844,000)	(38,023)	(24,889)	(13,134)
Put GBP/Call USD	BNP Paribas SA	1.233	10/15/2024	(4,977,000)	(4,977,000)	—	(89,783)	89,783
Put GBP/Call USD	BNP Paribas SA	1.254	10/31/2024	(1,885,000)	(1,885,000)	(93)	(5,058)	4,965
Put GBP/Call USD	BNP Paribas SA	1.293	11/19/2024	(2,857,000)	(2,857,000)	(9,098)	(8,736)	(362)
Put NZD/Call USD	BNP Paribas SA	0.618	10/08/2024	(7,967,000)	(7,967,000)	(2,576)	(60,708)	58,132
Put NZD/Call USD	BNP Paribas SA	0.606	11/04/2024	(12,034,000)	(12,034,000)	(11,231)	(13,943)	2,712
Put AUD/Call USD	BofA Securities LLC	1.086	10/03/2024	(3,326,000)	(3,326,000)	(2,249)	(15,505)	13,256
Put EUR/Call USD	BofA Securities LLC	1.082	10/08/2024	(2,205,000)	(2,205,000)	(52)	(3,246)	3,194
Put USD/Call SGD	BofA Securities LLC	1.263	03/10/2025	(5,050,000)	(5,050,000)	(43,031)	(26,285)	(16,746)
Put USD/Call TWD	BofA Securities LLC	31.100	11/20/2024	(2,461,000)	(2,461,000)	(20,003)	(28,385)	8,382
Put EUR/Call CHF	Deutsche Bank AG	0.949	10/02/2024	(1,482,000)	(1,482,000)	(12,625)	(5,781)	(6,844)
Put EUR/Call USD	Deutsche Bank AG	1.089	01/21/2025	(2,203,000)	(2,203,000)	(12,649)	(31,331)	18,682
Put GBP/Call USD	Deutsche Bank AG	1.308	11/08/2024	(5,724,000)	(5,724,000)	(25,736)	(34,937)	9,201
Put EUR/Call CHF	Goldman Sachs & Co. LLC	0.941	10/01/2024	(2,015,000)	(2,015,000)	(1,687)	(17,524)	15,837
Put USD/Call CNH	HSBC Bank PLC	7.020	01/09/2025	(4,779,000)	(4,779,000)	(86,897)	(25,086)	(61,811)
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.090	10/24/2024	(3,332,000)	(3,332,000)	(15,694)	(14,270)	(1,424)
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.302	10/24/2024	(2,052,000)	(2,052,000)	(13,098)	(13,836)	738
Put EUR/Call USD	JPMorgan Securities, Inc.	1.076	10/03/2024	(6,746,000)	(6,746,000)	—	(5,854)	5,854
Put USD/Call CNH	JPMorgan Securities, Inc.	7.022	01/17/2025	(4,803,000)	(4,803,000)	(92,175)	(25,437)	(66,738)
Put USD/Call CNH	JPMorgan Securities, Inc.	7.010	01/21/2025	(4,810,000)	(4,810,000)	(88,167)	(26,219)	(61,948)
Put EUR/Call GBP	MS & Co. Int. PLC	0.844	10/03/2024	(2,023,000)	(2,023,000)	(29,230)	(11,146)	(18,084)
Put NZD/Call USD	Standard Chartered Bank	0.593	10/22/2024	(7,977,000)	(7,977,000)	(796)	(109,045)	108,249
Put EUR/Call CHF	UBS AG (London)	0.943	10/03/2024	(2,010,000)	(2,010,000)	(7,113)	(17,093)	9,980

				(146,645,000)	$(146,645,000)	$(628,393)	$(887,778)	$259,385

Total written option contracts				(250,448,706)	$(250,448,706)	$(1,978,571)	$(2,645,758)	$667,187

TOTAL				61,452,459	$61,452,459	$142,674	$770,653	$(627,979)

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
GO	—General Obligation
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
RB	—Revenue Bond
REIT	—Real Estate Investment Trust
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M BID Avg	—1 Month Brazilian Interbank Deposit Average
1M IRS	—1 Month Interest Rate Swaptions
2M IRS	—2 Months Interest Rate Swaptions
3Y IRS	—3 Year Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CDOR	—Canadian Dollar Offered Rate
CHFOR	—Swiss Franc Offered Rate
CLICP	—Sinacofi Chile Interbank Rate
CMBX	—Commercial Mortgage Backed Securities Index
CNRR	—China Fixing Repo Rate
EURO	—Euro Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PRIBOR	—Prague Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 48.0%

Collateralized Mortgage Obligations – 3.5%
Sequential Fixed Rate – 1.0%
BRAVO Residential Funding Trust Series 2024-NQM1, Class A1
$3,696,622	5.943	%(a)(b)(c)	12/01/63	$3,736,062
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
70,134	6.500		02/15/36	74,252
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
164,293	5.000		02/15/34	167,699
Federal National Mortgage Association REMICS Series 2011-99, Class DB
305,814	5.000		10/25/41	311,946
Federal National Mortgage Association REMICS Series 2012- 111, Class B
55,951	7.000		10/25/42	60,837
Federal National Mortgage Association REMICS Series 2012- 153, Class B
198,674	7.000		07/25/42	218,299
Federal National Mortgage Association REMICS Series 2011-52, Class GB
326,515	5.000		06/25/41	332,320
Government National Mortgage Association REMICS Series 2021-135, Class A
13,347,475	2.000	(a)	08/20/51	11,336,557
JP Morgan Mortgage Trust Series 2024-VIS2, Class A1
3,465,074	5.853	(a)(b)(c)	11/25/64	3,518,339
OBX Trust Series 2024-NQM1, Class A1
2,666,570	5.928	(a)(b)(c)	11/25/63	2,693,485
OBX Trust Series 2024-NQM1, Class A2
306,000	6.253	(a)(b)(c)	11/25/63	309,200

				22,758,996

Sequential Floating Rate(a) – 2.5%
Angel Oak Mortgage Trust Series 2021-6, Class A1
1,297,235	1.458	(b)(d)	09/25/66	1,094,342
Chase Home Lending Mortgage Trust Series 2024-3, Class A5
800,000	6.000	(b)(d)	02/25/55	817,799
Chase Home Lending Mortgage Trust Series 2024-3, Class A5A
1,300,000	5.500	(b)(d)	02/25/55	1,302,177
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
425,000	6.000	(b)(d)	02/25/55	435,378
CSMC Trust Series 2020-AFC1, Class M1
1,650,000	2.841	(b)(d)	02/25/50	1,488,145
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
340,164	6.930	(b)(d)	01/25/34	342,114
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class A1 (1 mo. USD Term SOFR + 1.250%)
2,081,106	6.530	(b)(d)	03/25/44	2,079,792
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1 (1 mo. USD Term SOFR + 1.250%)
3,857,825	6.530	(b)(d)	03/25/44	3,865,664

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a) – (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M2 (1 mo. USD Term SOFR + 2.000%)
$1,550,000	7.280	%(b)(d)	03/25/44	$1,557,350
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
6,068,294	6.480	(b)(d)	05/25/44	6,072,175
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class A1 (1 mo. USD Term SOFR + 1.250%)
11,106,667	6.530	(b)(d)	08/25/44	11,092,783
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
844,362	6.830	(b)(d)	10/25/41	847,056
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
884,000	6.930	(b)(d)	12/25/41	890,578
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
739,908	9.180	(b)(d)	04/25/43	793,531
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
730,000	8.363	(b)(d)	06/25/43	764,905
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,300,000	7.080	(b)(d)	01/25/44	1,310,912
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
3,525,000	7.080	(b)(d)	02/25/44	3,541,338
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
2,410,403	6.280	(b)(d)	07/25/44	2,410,133
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
1,100,000	6.980	(b)(d)	07/25/44	1,101,781
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
38,860	4.554	(d)	01/19/36	43,055
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
29,229	5.689	(d)	10/25/34	27,997
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
3,027,794	2.520	(b)(d)	05/25/52	2,548,973
JP Morgan Mortgage Trust Series 2024-1, Class A2
5,769,405	6.000	(b)(d)	06/25/54	5,821,464
JP Morgan Mortgage Trust Series 2024-4, Class A5A
2,125,000	6.000	(b)(d)	10/25/54	2,164,688
JP Morgan Mortgage Trust Series 2024-5, Class A6
2,750,338	6.000	(b)(d)	11/25/54	2,764,155

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a) – (continued)
Mill City Mortgage Loan Trust Series 2017-2, Class A3
$217,826	3.250	%(b)(d)	07/25/59	$211,712
Residential Mortgage Loan Trust Series 2019-2, Class B1
2,492,000	4.713	(b)(d)	05/25/59	2,477,885
Verus Securitization Trust Series 2022-INV1, Class A1
230,820	5.041	(b)(c)	08/25/67	229,721
WaMu Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7
8,076	5.530	(d)	02/25/33	7,750
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
78,621	3.500	(b)(d)	07/25/49	72,548

				58,177,901

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				80,936,897

Commercial Mortgage-Backed Securities – 6.4%
Sequential Fixed Rate – 2.7%
Bank Series 2019-BN21, Class A5
$950,000	2.851	%(a)	10/17/52	$876,718
Bank Series 2023-BNK46, Class A4
3,350,000	5.745	(a)	08/15/56	3,615,717
Bank Series 2024-BNK47, Class A5
4,353,000	5.716	(a)	06/15/57	4,704,306
Bank5 Series 2024-5YR7, Class A3
3,950,000	5.769	(a)	06/15/57	4,141,031
Bank5 Series 2024-5YR8, Class A3
2,250,000	5.884	(a)	08/15/57	2,374,053
Bank5 Series 2024-5YR9, Class A3
5,600,000	5.614	(a)	08/15/57	5,840,265
BBCMS Mortgage Trust Series 2024-5C29, Class A3
4,450,000	5.208	(a)	09/15/57	4,571,914
Benchmark Mortgage Trust Series 2023-B39, Class A5
1,325,000	5.754	(a)	07/15/56	1,431,595
BMO Mortgage Trust Series 2022-C3, Class A5
850,000	5.313	(a)	09/15/54	886,125
BMO Mortgage Trust Series 2023-C5, Class A5
4,400,000	5.765	(a)	06/15/56	4,734,453
BMO Mortgage Trust Series 2023-C7, Class A5
3,000,000	6.160	(a)	12/15/56	3,320,229
BMO Mortgage Trust Series 2024-C9, Class A5
3,650,000	5.759	(a)	07/15/57	3,951,407
BMO Mortgage Trust Series 2024-5C6, Class A3
1,900,000	5.316	(a)	09/15/57	1,956,354
BX Trust Series 2022-CLS, Class A
2,400,000	5.760	(b)	10/13/27	2,426,430
COMM Mortgage Trust Series 2024-277P, Class A
5,425,000	6.338	(b)	08/10/44	5,697,055
DOLP Trust Series 2021-NYC, Class A
4,650,000	2.956	(b)	05/10/41	4,132,763
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161, Class A2
3,450,000	4.900	(a)	10/25/33	3,620,575

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
$3,678,000	3.024	%(b)	01/05/39	$ 3,385,128

				61,666,118

Sequential Floating Rate(d) – 3.7%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
2,526,000	2.778		11/15/54	2,174,980
Bank5 Series 2024-5YR9, Class AS
3,950,000	6.182	(a)	08/15/57	4,149,153
BBCMS Mortgage Trust Series 2024-C26, Class B
4,040,000	5.943	(a)	05/15/57	4,203,498
BBCMS Mortgage Trust Series 2024-5C29, Class AS
3,400,000	5.627	(a)	09/15/57	3,485,963
Benchmark Mortgage Trust Series 2024-V8, Class A3
2,800,000	6.189	(a)	07/15/57	2,987,986
BMO Mortgage Trust Series 2024-5C6, Class AS
3,400,000	5.755	(a)	09/15/57	3,509,385
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
6,220,860	6.539	(b)	02/15/39	6,226,782
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
3,166,644	6.488	(b)	03/15/41	3,165,171
BX Commercial Mortgage Trust Series 2024-MDHS, Class A (1 mo. USD Term SOFR + 1.641%)
1,939,209	6.738	(b)	05/15/41	1,941,687
BX Commercial Mortgage Trust Series 2024-AIRC, Class A (1 mo. USD Term SOFR + 1.691%)
2,015,000	6.788	(b)	08/15/39	2,017,004
BX Trust Series 2021-ARIA, Class C (1 mo. USD Term SOFR + 1.760%)
1,350,000	6.858	(b)	10/15/36	1,338,534
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
1,436,382	7.548	(b)	08/15/39	1,440,974
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
6,275,000	6.739	(b)	02/15/41	6,248,013
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
1,450,000	7.187	(b)	03/15/41	1,456,741
BX Trust Series 2024-PAT, Class B (1 mo. USD Term SOFR + 3.039%)
500,000	8.136	(b)	03/15/41	500,937
DC Trust Series 2024-HLTN, Class A
2,050,000	5.934	(b)	04/13/40	2,085,706
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-152, Class A2
3,600,000	3.780	(a)	11/25/32	3,497,706
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
2,393,089	6.027	(a)	02/25/33	2,394,576
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K510, Class A2
1,350,000	5.069	(a)	10/25/28	1,398,530

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(d) – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
$3,675,000	5.797	%(b)	10/05/39	$3,767,123
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
5,150,000	6.987	(b)	08/15/41	5,157,596
SCG Mortgage Trust Series 2024-MSP, Class A (1 mo. USD Term SOFR + 1.741%)
3,025,000	6.838	(b)	04/15/41	3,003,512
TYSN Mortgage Trust Series 2023-CRNR, Class A
4,410,000	6.799	(b)	12/10/33	4,663,858
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
3,100,000	4.000	(a)	04/15/55	2,974,489
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
4,150,000	5.484	(b)	07/15/35	4,185,090
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 (1 mo. USD Term SOFR + 1.691%)
4,900,000	6.788	(b)	08/15/41	4,895,087
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class B12 (1 mo. USD Term SOFR + 2.290%)
2,700,000	7.387	(b)	08/15/41	2,658,503

				85,528,584

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$147,194,702

Federal Agencies – 38.1%
Adjustable Rate Federal National Mortgage Association(d) – 0.0%
(1 yr. CMT + 2.164%)
$830	6.987%		06/01/33	$843
(RFUCC 1 yr. Treasury + 1.640%)
100,171	7.488%		07/01/34	103,051
(RFUCC 1 yr. Treasury + 1.569%)
445,814	6.691%		09/01/34	458,631
(RFUCC 1 yr. Treasury + 1.739%)
209,777	6.715%		05/01/35	215,808
(RFUCC 1 yr. Treasury + 1.233%)
113,752	6.339%		06/01/35	115,827

				894,160

Federal Home Loan Mortgage Corp. – 0.1%
2,283	5.500%		10/01/25	2,310
6,568	7.500		12/01/30	6,941
3,277	7.500		01/01/31	3,460
3,633	5.000		10/01/33	3,720
464	5.000		04/01/35	475
5,673	5.000		07/01/35	5,810
33,392	5.000		12/01/35	34,209
82,976	5.000		01/01/38	85,346
162,037	5.000		01/01/39	166,963
68,664	5.000		06/01/39	70,739
7,036	4.000		06/01/40	6,927
3,638	5.000		08/01/40	3,743
1,030	4.500		11/01/40	1,039
43,818	4.000		02/01/41	43,180
3,663	5.000		06/01/41	3,767

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$3,948	4.000%	11/01/41	$3,886
932,186	4.500	08/01/48	936,031

			1,378,546

Federal National Mortgage Association – 0.0%
4,853	8.000	02/01/31	4,962
9,881	7.000	03/01/31	10,459

			15,421

Government National Mortgage Association – 11.9%
4,064	6.000	11/15/38	4,246
35,955	5.000	07/15/40	37,018
2,362	4.000	02/20/41	2,322
3,768	4.000	11/20/41	3,702
629	4.000	01/20/42	618
2,015	4.000	04/20/42	1,979
1,258	4.000	10/20/42	1,235
19,050	4.000	08/20/43	18,692
1,788	4.000	03/20/44	1,754
2,209	4.000	05/20/44	2,166
153,433	4.000	11/20/44	150,569
10,045	4.000	05/20/45	9,858
1,351,965	4.000	07/20/45	1,326,731
21,467	4.000	10/20/45	21,040
103,124	4.500	02/20/48	103,441
277,091	4.500	04/20/48	277,596
738,362	4.500	05/20/48	737,863
702,883	5.000	07/20/48	714,940
1,196,524	4.500	08/20/48	1,192,350
626,882	5.000	08/20/48	637,635
5,101,930	4.500	09/20/48	5,084,132
5,184	3.500	09/20/48	4,909
799,224	5.000	10/20/48	812,933
2,498,811	5.000	11/20/48	2,541,673
4,561,593	4.500	12/20/48	4,544,254
1,400,777	5.000	12/20/48	1,423,491
2,614,629	4.500	01/20/49	2,603,873
2,262,336	5.000	01/20/49	2,299,021
1,771,252	4.000	02/20/49	1,724,909
566,747	4.500	02/20/49	564,415
453,615	4.500	03/20/49	451,749
1,606,178	4.000	03/20/49	1,563,150
812,729	5.000	03/20/49	825,908
7,397	3.500	04/20/49	7,003
1,810,127	4.000	04/20/49	1,761,635
561,704	4.000	05/20/49	546,656
17,884	3.500	08/20/49	16,884
2,937,502	3.000	08/20/49	2,691,160
1,932,430	5.000	08/20/49	1,965,577
670,138	4.500	10/20/49	667,800
14,314,117	3.000	10/20/49	13,105,760
535,315	3.500	12/20/49	505,368
1,570,635	3.500	02/20/50	1,482,770
5,343,641	3.000	03/20/50	4,885,537
147,535	3.500	06/20/50	139,265
343,309	3.500	07/20/50	324,104
984,346	4.000	01/20/51	955,822

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$684,917	3.000%	07/20/51	$ 625,192
1,412,675	2.500	09/20/51	1,231,649
1,675,570	2.500	10/20/51	1,464,522
7,435,210	3.000	11/20/51	6,748,850
2,614,856	2.500	11/20/51	2,282,230
6,232,779	3.000	12/20/51	5,682,949
3,179,715	2.500	12/20/51	2,779,424
33,375,940	4.500	09/20/52	32,968,204
1,758,348	3.500	02/20/53	1,657,126
1,885,198	7.000	02/20/54	1,929,541
16,000,000	2.500	TBA-30yr(e)	14,093,371
14,000,000	2.000	TBA-30yr(e)	11,866,845
8,000,000	3.500	TBA-30yr(e)	7,519,858
42,000,000	4.000	TBA-30yr(e)	40,608,170
55,000,000	5.000	TBA-30yr(e)	55,069,434
8,000,000	6.500	TBA-30yr(e)	8,184,253
20,000,000	5.500	TBA-30yr(e)	20,193,712

			273,650,843

Uniform Mortgage-Backed Security – 26.1%
4,577	7.000	08/01/27	4,647
233	6.500	09/01/27	236
16,385	7.000	03/01/28	16,739
726	6.500	05/01/28	741
4,101	4.500	04/01/39	4,136
3,320	4.500	05/01/39	3,348
4,081	4.500	07/01/39	4,116
13,864	4.500	08/01/39	13,978
113,600	4.500	12/01/39	114,541
7,536	4.500	04/01/41	7,583
231,287	4.500	05/01/41	232,745
32,414	4.500	08/01/41	32,695
10,632	3.000	11/01/42	9,867
254,209	3.000	12/01/42	236,704
363,643	3.000	01/01/43	338,595
53,040	3.000	02/01/43	49,389
412,590	3.000	03/01/43	383,177
729,156	3.000	04/01/43	676,569
485,731	3.000	05/01/43	450,361
52,966	3.000	06/01/43	49,045
420,613	3.000	07/01/43	389,744
238,896	5.000	05/01/44	245,502
1,251,969	4.500	04/01/45	1,263,205
153,841	4.500	05/01/45	154,982
381,394	4.500	06/01/45	382,504
3,031,039	4.000	08/01/45	2,977,055
56,412	4.000	03/01/46	55,117
30,945	4.000	06/01/46	30,194
9,236	4.000	08/01/46	9,012
74,927	4.000	10/01/46	73,110
110,685	4.000	06/01/47	108,022
1,426,369	4.500	07/01/47	1,427,136
367,622	4.500	11/01/47	367,820
172,099	4.000	12/01/47	168,334
653,873	4.000	01/01/48	639,571
1,873,122	4.000	02/01/48	1,828,641
43,929	4.500	02/01/48	43,829
1,355,579	4.000	03/01/48	1,322,994

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$72,523	4.500%	05/01/48	$ 72,358
995,666	4.000	06/01/48	973,578
12,524	4.500	06/01/48	12,496
10,708	4.500	07/01/48	10,680
939,400	4.000	07/01/48	917,980
1,563,209	4.000	08/01/48	1,524,133
7,641	4.500	08/01/48	7,621
887,748	4.500	09/01/48	888,021
2,730,770	5.000	11/01/48	2,791,800
1,555,432	4.500	11/01/48	1,550,913
1,023,586	4.500	12/01/48	1,019,658
1,338,836	4.500	01/01/49	1,333,942
969,841	4.500	02/01/49	966,234
792,619	3.000	02/01/49	726,743
3,474	4.500	03/01/49	3,461
457,196	4.500	06/01/49	455,277
1,799,174	4.500	07/01/49	1,791,863
176,571	3.500	07/01/49	167,015
879,047	4.500	08/01/49	875,393
5,754,466	3.000	09/01/49	5,258,661
2,573,811	5.000	10/01/49	2,611,225
1,119,583	3.000	10/01/49	1,023,119
1,607,678	3.000	12/01/49	1,462,328
113,164	4.500	02/01/50	112,689
20,405,446	4.500	03/01/50	20,372,462
8,418,394	4.000	03/01/50	8,189,538
2,277,534	5.000	03/01/50	2,309,930
15,227	4.500	04/01/50	15,114
1,382,235	4.500	05/01/50	1,372,293
2,475,151	2.500	09/01/50	2,170,138
20,885,176	2.000	10/01/50	17,385,303
19,480,931	3.000	10/01/50	17,766,458
5,636,444	3.000	11/01/50	5,137,157
20,876,000	2.000	11/01/50	17,372,002
2,744,794	2.500	11/01/50	2,402,264
7,472,118	3.000	12/01/50	6,814,310
10,120,311	2.500	01/01/51	8,806,462
4,419,219	2.500	02/01/51	3,838,781
183,059	4.500	03/01/51	181,485
913,609	2.000	03/01/51	760,757
15,875,018	2.500	05/01/51	13,853,216
12,578,122	2.000	05/01/51	10,437,844
33,090,730	2.500	08/01/51	28,950,904
522,731	2.000	08/01/51	433,189
22,758,291	2.500	09/01/51	19,857,938
2,438,539	2.000	09/01/51	2,024,968
239,411	4.500	10/01/51	236,453
3,354,386	2.000	10/01/51	2,779,429
57,459,272	2.000	02/01/52	47,528,541
159,426	4.500	03/01/52	157,079
601,839	2.000	03/01/52	497,665
8,992,099	2.500	03/01/52	7,762,866
2,829,459	2.000	04/01/52	2,339,698
4,677,898	4.500	04/01/52	4,615,365
12,164,046	2.500	04/01/52	10,497,268
1,361,948	4.500	05/01/52	1,341,904
4,930,362	2.500	05/01/52	4,256,513
5,196,155	5.500	09/01/52	5,327,053

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$12,609,838	6.000%		11/01/52	$13,068,397
4,799,763	6.000		12/01/52	4,980,083
5,073,304	5.500		04/01/53	5,165,227
2,673,857	6.000		04/01/53	2,773,072
16,396,162	4.500		05/01/53	16,348,609
6,162,591	6.500		09/01/53	6,402,799
2,809,301	6.500		12/01/53	2,943,384
11,328,459	2.500		01/01/54	9,780,163
748,888	2.500		01/01/54	646,535
22,014,509	6.500		06/01/54	23,140,903
82,000,000	2.500		TBA-30yr(e)	70,760,235
65,000,000	3.000		TBA-30yr(e)	58,337,500
5,000,000	4.000		TBA-30yr(e)	4,801,758
31,000,000	3.500		TBA-30yr(e)	28,877,225
36,000,000	6.000		TBA-30yr(e)	36,788,908

				603,280,317

TOTAL FEDERAL AGENCIES				$879,219,287

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $1,117,211,194)				$1,107,350,886

Corporate Obligations – 29.3%

Aerospace & Defense(a) – 0.8%
Boeing Co.
$1,575,000	3.450%		11/01/28	$1,480,027
1,600,000	6.528	(b)	05/01/34	1,716,576
300,000	3.250		02/01/35	244,197
163,000	3.375		06/15/46	110,418
100,000	3.625		03/01/48	69,120
100,000	3.850		11/01/48	71,288
2,725,000	5.805		05/01/50	2,632,786
1,563,000	6.858	(b)	05/01/54	1,714,236
Howmet Aerospace, Inc.
1,728,000	4.850		10/15/31	1,766,033
RTX Corp.
8,450,000	6.100		03/15/34	9,325,082
550,000	4.050		05/04/47	468,182

				19,597,945

Agriculture(a) – 0.5%
BAT Capital Corp.
2,000,000	2.259		03/25/28	1,859,860
5,749,000	6.000		02/20/34	6,142,462
Bunge Ltd. Finance Corp.
1,993,000	4.200		09/17/29	1,987,280
1,991,000	4.650		09/17/34	1,986,719

				11,976,321

Automotive – 1.1%
Ford Motor Credit Co. LLC (a)
730,000	5.850		05/17/27	743,396
General Motors Co.
550,000	4.000		04/01/25	547,014

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Automotive – (continued)
General Motors Financial Co., Inc. (a)
$2,425,000	4.300%		07/13/25	$2,414,476
3,200,000	1.500		06/10/26	3,044,896
2,825,000	2.350		01/08/31	2,414,273
Hyundai Capital America (a)(b)
1,975,000	5.700		06/26/30	2,073,809
8,815,000	6.200		09/21/30	9,502,041
3,730,000	5.400		06/24/31	3,867,077

				24,606,982

Banks – 6.8%
Banco Santander SA
2,400,000	2.746		05/28/25	2,367,288
400,000	4.250		04/11/27	398,192
800,000	3.306		06/27/29	764,904
800,000	2.749		12/03/30	706,568
4,400,000	6.921		08/08/33	4,863,364
Bank of America Corp.
150,000	4.183	(a)	11/25/27	149,573
237,000	6.110		01/29/37	261,871
(3 mo. USD Term SOFR + 1.252%)
225,000	2.496	(a)(d)	02/13/31	203,774
(3 mo. USD Term SOFR + 1.632%)
1,550,000	3.593	(a)(d)	07/21/28	1,521,278
(5 yr. CMT + 1.200%)
94,000	2.482	(a)(d)	09/21/36	79,334
(Secured Overnight Financing Rate + 1.220%)
1,375,000	2.651	(a)(d)	03/11/32	1,227,132
245,000	2.299	(a)(d)	07/21/32	212,065
(Secured Overnight Financing Rate + 1.330%)
250,000	2.972	(a)(d)	02/04/33	223,970
(Secured Overnight Financing Rate + 1.370%)
3,150,000	1.922	(a)(d)	10/24/31	2,716,119
(Secured Overnight Financing Rate + 1.530%)
3,725,000	1.898	(a)(d)	07/23/31	3,231,288
(Secured Overnight Financing Rate + 1.630%)
10,680,000	5.202	(a)(d)	04/25/29	10,980,856
(Secured Overnight Financing Rate + 1.830%)
5,000,000	4.571	(a)(d)	04/27/33	4,971,350
(Secured Overnight Financing Rate + 2.150%)
5,225,000	2.592	(a)(d)	04/29/31	4,741,844
(Secured Overnight Financing Rate + 2.160%)
1,089,000	5.015	(a)(d)	07/22/33	1,116,693
Bank of New York Mellon Corp. (a)(d) (Secured Overnight Financing Rate + 1.755%)
315,000	4.596		07/26/30	319,482
Barclays PLC (a)(d)
(1 yr. CMT + 3.500%)
4,410,000	7.437		11/02/33	5,091,742
(Secured Overnight Financing Rate + 2.714%)
800,000	2.852		05/07/26	789,568
BNP Paribas SA (b)
900,000	3.375		01/09/25	895,059
(Secured Overnight Financing Rate + 1.004%)
1,600,000	1.323	(a)(d)	01/13/27	1,533,152
(Secured Overnight Financing Rate + 2.074%)
1,325,000	2.219	(a)(d)	06/09/26	1,299,613

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
BPCE SA (b)
$1,150,000	4.625%		09/12/28	$ 1,147,252
(Secured Overnight Financing Rate + 1.312%)
1,650,000	2.277	(a)(d)	01/20/32	1,404,414
Citigroup, Inc.
2,500,000	4.600		03/09/26	2,506,300
3,175,000	3.400		05/01/26	3,134,963
2,450,000	4.450		09/29/27	2,451,984
(Secured Overnight Financing Rate + 1.351%)
3,725,000	3.057	(a)(d)	01/25/33	3,326,462
(Secured Overnight Financing Rate + 1.422%)
1,375,000	2.976	(a)(d)	11/05/30	1,278,104
(Secured Overnight Financing Rate + 2.086%)
2,495,000	4.910	(a)(d)	05/24/33	2,512,615
Credit Agricole SA (b)
1,050,000	3.250		10/04/24	1,050,000
Fifth Third Bancorp (a)
1,235,000	2.375		01/28/25	1,224,848
HSBC Holdings PLC
600,000	4.950		03/31/30	614,946
Huntington Bancshares, Inc. (a)
1,625,000	4.000		05/15/25	1,614,649
ING Groep NV (a)(b)(d) (1 yr. CMT + 1.100%)
3,400,000	1.400		07/01/26	3,314,490
JPMorgan Chase & Co. (a)(d)
(3 mo. USD Term SOFR + 1.507%)
2,275,000	3.960		01/29/27	2,261,828
(3 mo. USD Term SOFR + 1.599%)
2,150,000	3.782		02/01/28	2,126,479
(3 mo. USD Term SOFR + 1.622%)
800,000	3.882		07/24/38	730,984
(3 mo. USD Term SOFR + 2.515%)
675,000	2.956		05/13/31	621,216
(3 mo. USD Term SOFR + 3.790%)
275,000	4.493		03/24/31	276,535
(Secured Overnight Financing Rate + 1.260%)
3,475,000	2.963		01/25/33	3,124,685
(Secured Overnight Financing Rate + 1.800%)
3,692,000	4.586		04/26/33	3,692,037
(Secured Overnight Financing Rate + 2.040%)
75,000	2.522		04/22/31	68,152
(Secured Overnight Financing Rate + 2.080%)
2,480,000	4.912		07/25/33	2,533,419
M&T Bank Corp. (a)(d)
(Secured Overnight Financing Rate + 1.850%)
2,280,000	5.053		01/27/34	2,260,118
(Secured Overnight Financing Rate + 2.800%)
1,930,000	7.413		10/30/29	2,113,697
Morgan Stanley
1,631,000	3.950		04/23/27	1,614,233
(3 mo. USD Term SOFR + 1.890%)
325,000	4.431	(a)(d)	01/23/30	325,748
(Secured Overnight Financing Rate + 0.720%)
5,100,000	0.985	(a)(d)	12/10/26	4,886,412
(Secured Overnight Financing Rate + 1.034%)
2,625,000	1.794	(a)(d)	02/13/32	2,221,354
(Secured Overnight Financing Rate + 1.143%)
3,900,000	2.699	(a)(d)	01/22/31	3,573,063

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.295%)
$3,205,000	5.050	%(a)(d)	01/28/27	$ 3,235,640
(Secured Overnight Financing Rate + 1.360%)
3,175,000	2.484	(a)(d)	09/16/36	2,657,253
(Secured Overnight Financing Rate + 1.590%)
4,320,000	5.164	(a)(d)	04/20/29	4,439,794
(Secured Overnight Financing Rate + 2.076%)
2,470,000	4.889	(a)(d)	07/20/33	2,501,221
(Secured Overnight Financing Rate + 3.120%)
1,100,000	3.622	(a)(d)	04/01/31	1,056,429
NatWest Group PLC (a)(d) (5 yr. CMT + 2.100%)
500,000	3.754		11/01/29	499,120
Royal Bank of Canada
4,750,000	5.000		02/01/33	4,911,500
Shinhan Bank Co. Ltd. (b)
540,000	4.500		04/12/28	544,725
State Street Corp. (a)(d) (Secured Overnight Financing Rate + 2.650%)
100,000	3.152		03/30/31	94,565
Toronto-Dominion Bank
150,000	4.456		06/08/32	149,010
Truist Bank (a)
1,250,000	2.250		03/11/30	1,101,700
Truist Financial Corp. (a)(d) (Secured Overnight Financing Rate + 2.050%)
100,000	6.047		06/08/27	102,626
U.S. Bancorp (a)(d) (Secured Overnight Financing Rate + 2.020%)
4,940,000	5.775		06/12/29	5,176,231
UBS AG
1,175,000	2.950		04/09/25	1,163,344
4,135,000	1.250		08/07/26	3,925,231
UBS Group AG
276,000	3.750		03/26/25	274,601
2,550,000	4.125	(b)	09/24/25	2,543,038
683,000	4.550		04/17/26	684,708
(3 mo. USD LIBOR + 1.410%)
1,675,000	3.869	(a)(b)(d)	01/12/29	1,637,999
(5 yr. CMT + 4.758%)
695,000	9.250	(a)(b)(d)	11/13/33	819,412
(Secured Overnight Financing Rate + 0.980%)
315,000	1.305	(a)(b)(d)	02/02/27	301,105
(Secured Overnight Financing Rate + 1.730%)
1,545,000	3.091	(a)(b)(d)	05/14/32	1,391,257
(Secured Overnight Financing Rate + 5.020%)
1,725,000	9.016	(a)(b)(d)	11/15/33	2,180,831
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,638,656
4,150,000	4.300		07/22/27	4,156,972
(Secured Overnight Financing Rate + 2.100%)
288,000	4.897	(a)(d)	07/25/33	291,341
Westpac Banking Corp. (a)(d) (5 yr. CMT + 2.000%)
700,000	4.110		07/24/34	676,599

				157,831,974

Beverages – 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (a)
2,583,000	4.700		02/01/36	2,592,350

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Beverages – (continued)
Anheuser-Busch InBev Worldwide, Inc.
$585,000	8.200%		01/15/39	$ 786,784
1,350,000	5.450	(a)	01/23/39	1,443,771
Coca-Cola Consolidated, Inc. (a)
1,421,000	5.450		06/01/34	1,497,563
Constellation Brands, Inc. (a)
1,375,000	4.400		11/15/25	1,373,158
50,000	3.600		02/15/28	48,861
50,000	3.150		08/01/29	47,439
1,900,000	2.250		08/01/31	1,641,505
JDE Peet’s NV (a)(b)
1,650,000	1.375		01/15/27	1,540,555
Keurig Dr. Pepper, Inc. (a)
1,968,000	2.250		03/15/31	1,730,443

				12,702,429

Biotechnology(a) – 0.7%
Amgen, Inc.
3,370,000	5.250		03/02/30	3,514,371
4,225,000	4.200		03/01/33	4,102,644
3,418,000	5.250		03/02/33	3,557,728
Royalty Pharma PLC
1,475,000	1.200		09/02/25	1,428,862
2,844,000	5.400		09/02/34	2,916,891

				15,520,496

Building Materials(a) – 0.4%
Carrier Global Corp.
3,375,000	2.493		02/15/27	3,260,891
2,957,000	5.900		03/15/34	3,226,383
1,753,000	6.200		03/15/54	2,025,749

				8,513,023

Chemicals(a) – 0.2%
DuPont de Nemours, Inc.
975,000	4.493		11/15/25	972,972
Huntsman International LLC
850,000	4.500		05/01/29	835,014
International Flavors & Fragrances, Inc. (b)
2,300,000	1.832		10/15/27	2,129,639
950,000	3.268		11/15/40	728,061

				4,665,686

Commercial Services – 0.4%
Ashtead Capital, Inc. (a)(b)
650,000	1.500		08/12/26	614,283
2,087,000	5.800		04/15/34	2,181,708
DP World Ltd.
100,000	6.850	(b)	07/02/37	113,679
600,000	5.625		09/25/48	598,800
Global Payments, Inc. (a)
875,000	2.650		02/15/25	866,416
PayPal Holdings, Inc. (a)
2,375,000	1.650		06/01/25	2,329,400
Quanta Services, Inc. (a)
2,594,000	5.250		08/09/34	2,650,705

				9,354,991

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Computers(a) – 0.3%
Dell International LLC/EMC Corp.
$607,000	5.850%	07/15/25	$ 611,413
1,661,000	6.020	06/15/26	1,701,429
451,000	5.300	10/01/29	469,247
200,000	6.200	07/15/30	217,420
540,000	8.100	07/15/36	671,636
Hewlett Packard Enterprise Co.
1,782,000	4.900	10/15/25	1,783,372
2,174,000	5.000	10/15/34	2,152,717

			7,607,234

Diversified Financial Services – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (a)
965,000	6.500	07/15/25	975,490
5,125,000	2.450	10/29/26	4,923,331
1,725,000	3.000	10/29/28	1,629,469
700,000	3.300	01/30/32	630,868
375,000	3.400	10/29/33	332,408
Air Lease Corp. (a)
2,250,000	2.300	02/01/25	2,226,442
1,625,000	3.375	07/01/25	1,606,475
625,000	2.875	01/15/26	612,113
2,200,000	3.750	06/01/26	2,175,822
American Express Co. (a)(d) (Secured Overnight Financing Rate + 1.835%)
4,785,000	5.043	05/01/34	4,905,295
Aviation Capital Group LLC (a)(b)
450,000	1.950	01/30/26	433,485
Avolon Holdings Funding Ltd. (a)(b)
2,125,000	2.875	02/15/25	2,104,047
1,050,000	4.250	04/15/26	1,039,300
Capital One Financial Corp. (a)
1,110,000	3.300	10/30/24	1,110,000
Charles Schwab Corp. (a)(d) (Secured Overnight Financing Rate + 2.500%)
95,000	5.853	05/19/34	101,725
Intercontinental Exchange, Inc. (a)
1,070,000	3.625	09/01/28	1,047,733
Macquarie Airfinance Holdings Ltd. (a)(b)
415,000	6.400	03/26/29	432,123
Nomura Holdings, Inc.
950,000	2.608	07/14/31	824,838
REC Ltd. (b)
200,000	5.625	04/11/28	205,438

			27,316,402

Electrical(a) – 0.6%
Alliant Energy Finance LLC (b)
225,000	4.250	06/15/28	222,354
Ameren Corp.
400,000	3.500	01/15/31	378,548
American Electric Power Co., Inc.
850,000	2.300	03/01/30	763,283
Arizona Public Service Co.
425,000	2.950	09/15/27	409,696
Avangrid, Inc.
50,000	3.200	04/15/25	49,493

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical(a) – (continued)
Berkshire Hathaway Energy Co.
$1,275,000	3.700%		07/15/30	$ 1,246,950
Entergy Corp.
1,025,000	2.950		09/01/26	1,000,748
Exelon Corp.
1,000,000	4.050		04/15/30	984,790
NextEra Energy Capital Holdings, Inc.
1,180,000	1.900		06/15/28	1,087,842
Ohio Power Co.
675,000	2.600		04/01/30	614,284
Pacific Gas & Electric Co.
500,000	3.300		08/01/40	388,780
PacifiCorp
3,130,000	5.800		01/15/55	3,285,373
Southern Co.
1,730,000	3.250		07/01/26	1,701,143
Xcel Energy, Inc.
2,925,000	3.350		12/01/26	2,866,354

				14,999,638

Electronics(a) – 0.1%
Allegion U.S. Holding Co., Inc.
1,593,000	5.600		05/29/34	1,666,326

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
400,000	4.250		10/31/26	392,140
440,000	3.875	(b)	04/30/28	421,582
200,000	5.500	(b)	10/31/46	171,624
420,000	5.500		07/31/47	360,280
340,000	5.500	(b)	07/31/47	291,655

				1,637,281

Entertainment(a) – 0.4%
Warnermedia Holdings, Inc.
4,100,000	6.412		03/15/26	4,100,410
5,050,000	4.054		03/15/29	4,784,269
22,000	4.279		03/15/32	19,539

				8,904,218

Environmental – 0.4%
Nature Conservancy
60,000	0.944		07/01/26	56,289
75,000	1.304		07/01/28	66,820
Veralto Corp. (a)
5,840,000	5.450		09/18/33	6,119,619
Waste Management, Inc. (a)
1,925,000	4.950		07/03/31	2,002,501

				8,245,229

Food & Drug Retailing(a) – 1.0%
Campbell Soup Co.
4,018,000	5.400		03/21/34	4,206,967
J.M. Smucker Co.
2,498,000	5.900		11/15/28	2,659,096
6,235,000	6.200		11/15/33	6,898,840
3,535,000	6.500		11/15/53	4,090,348

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing(a) – (continued)
Kraft Heinz Foods Co.
$2,056,000	3.750%	04/01/30	$ 2,006,204
Kroger Co.
3,096,000	5.000	09/15/34	3,123,121
Sysco Corp.
225,000	6.600	04/01/40	254,916
75,000	6.600	04/01/50	87,935

			23,327,427

Gas(a) – 0.0%
East Ohio Gas Co. (b)
525,000	1.300	06/15/25	511,318
NiSource, Inc.
325,000	3.600	05/01/30	312,332

			823,650

Hand/Machine Tools(a) – 0.3%
Regal Rexnord Corp.
6,578,000	6.300	02/15/30	6,990,243

Healthcare Providers & Services(a) – 1.9%
Adventist Health System
540,000	2.952	03/01/29	501,287
1,345,000	5.757	12/01/34	1,401,736
Banner Health
3,235,000	2.338	01/01/30	2,951,196
Baylor Scott & White Holdings
1,140,000	1.777	11/15/30	992,178
Centene Corp.
1,755,000	4.250	12/15/27	1,724,586
2,100,000	2.625	08/01/31	1,801,128
CommonSpirit Health
2,385,000	3.910	10/01/50	1,918,630
2,655,000	6.461	11/01/52	3,085,736
HCA, Inc.
1,590,000	3.500	09/01/30	1,498,289
2,485,000	5.450	04/01/31	2,588,525
3,960,000	5.900	06/01/53	4,132,220
Humana, Inc.
785,000	5.950	03/15/34	839,785
Rush Obligated Group
1,320,000	3.922	11/15/29	1,299,465
Solventum Corp. (b)
4,135,000	5.400	03/01/29	4,254,047
3,040,000	5.450	03/13/31	3,134,301
2,050,000	5.600	03/23/34	2,123,472
STERIS Irish FinCo UnLtd Co.
501,000	2.700	03/15/31	446,236
Stryker Corp.
475,000	3.375	11/01/25	470,663
75,000	1.950	06/15/30	66,101
Sutter Health
605,000	2.294	08/15/30	541,800
UnitedHealth Group, Inc.
3,750,000	5.350	02/15/33	3,980,288
2,922,000	5.150	07/15/34	3,048,727

			42,800,396

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Home Builders(a) – 0.0%
Lennar Corp.
	$1,235,000	4.750%		11/29/27	$1,251,006

Insurance – 0.1%
Arch Capital Finance LLC (a)
	1,200,000	4.011		12/15/26	1,193,568
Arch Capital Group Ltd.
	300,000	7.350		05/01/34	355,488
Willis North America, Inc. (a)
	700,000	2.950		09/15/29	649,894

					2,198,950

Internet – 1.0%
Amazon.com, Inc. (a)
	500,000	4.800		12/05/34	522,840
Expedia Group, Inc. (a)
	1,212,000	4.625		08/01/27	1,221,272
	825,000	3.800		02/15/28	809,655
	875,000	3.250		02/15/30	825,571
	331,000	2.950		03/15/31	301,174
Netflix, Inc.
	3,010,000	5.875		11/15/28	3,206,914
	6,329,000	5.375	(b)	11/15/29	6,657,602
	5,345,000	4.875	(a)(b)	06/15/30	5,511,817
Prosus NV (a)
	200,000	3.257	(b)	01/19/27	193,000
	420,000	3.680	(b)	01/21/30	395,325
	690,000	3.680		01/21/30	649,462
EUR	100,000	2.031	(b)	08/03/32	95,828
	$230,000	4.027	(b)	08/03/50	167,470
	210,000	3.832	(b)	02/08/51	147,525
Uber Technologies, Inc. (a)
	1,930,000	4.800		09/15/34	1,927,800

					22,633,255

Investment Companies(a)(b) – 0.0%
JAB Holdings BV
	500,000	2.200		11/23/30	427,885

Iron/Steel – 0.1%
POSCO (b)
	260,000	5.750		01/17/28	269,196
Steel Dynamics, Inc. (a)
	490,000	2.400		06/15/25	481,724
	1,075,000	1.650		10/15/27	995,192

					1,746,112

Lodging(a) – 0.6%
Choice Hotels International, Inc.
	1,639,000	5.850		08/01/34	1,688,268
Hyatt Hotels Corp.
	5,295,000	5.500		06/30/34	5,404,077
Marriott International, Inc.
	2,100,000	5.000		10/15/27	2,143,155
	1,307,000	4.875		05/15/29	1,331,899
	2,625,000	2.850		04/15/31	2,361,765

					12,929,164

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Machinery - Construction & Mining(a)(b) – 0.1%
Weir Group PLC
$2,375,000	2.200%	05/13/26	$2,284,370

Machinery-Diversified(a) – 0.1%
AGCO Corp.
1,298,000	5.800	03/21/34	1,357,513
Ingersoll Rand, Inc.
1,270,000	5.700	08/14/33	1,360,615

			2,718,128

Media(a) – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
2,017,000	4.908	07/23/25	2,014,075
6,675,000	3.750	02/15/28	6,405,197
Comcast Corp.
1,300,000	3.950	10/15/25	1,296,308
1,173,000	3.300	02/01/27	1,154,490
5,725,000	4.800	05/15/33	5,837,554
3,511,000	5.300	06/01/34	3,694,344
100,000	3.750	04/01/40	86,508
275,000	4.700	10/15/48	260,224
Time Warner Cable LLC
275,000	5.875	11/15/40	249,024

			20,997,724

Mining(a)(b) – 0.2%
Glencore Funding LLC
1,850,000	1.625	04/27/26	1,774,964
2,175,000	2.625	09/23/31	1,905,474

			3,680,438

Miscellaneous Manufacturing – 0.0%
GE Capital International Funding Co. Unlimited Co.
405,000	4.418	11/15/35	395,940
General Electric Co.
700,000	5.875	01/14/38	767,795

			1,163,735

Multi-National(a)(b) – 0.1%
African Export-Import Bank
740,000	2.634	05/17/26	702,090
830,000	3.798	05/17/31	736,467

			1,438,557

Oil Field Services – 0.3%
Aker BP ASA (a)(b)
639,000	2.000	07/15/26	611,229
Devon Energy Corp. (a)
180,000	5.600	07/15/41	176,528
Marathon Petroleum Corp. (a)
375,000	3.800	04/01/28	368,629
Occidental Petroleum Corp.
1,034,000	7.875	09/15/31	1,199,554
Phillips 66 (a)
375,000	3.850	04/09/25	372,926
725,000	1.300	02/15/26	696,725

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
QatarEnergy (a)(b)
$410,000	3.300%		07/12/51	$306,987
Reliance Industries Ltd. (b)
480,000	2.875		01/12/32	423,110
250,000	3.750		01/12/62	186,328
Saudi Arabian Oil Co. (a)(b)
1,950,000	5.750		07/17/54	1,973,400

				6,315,416

Packaging(a) – 0.1%
Berry Global, Inc.
1,475,000	1.570		01/15/26	1,419,687

Pharmaceuticals(a) – 1.1%
AbbVie, Inc.
3,150,000	4.950		03/15/31	3,273,543
1,709,000	4.500		05/14/35	1,703,121
638,000	4.300		05/14/36	620,678
2,795,000	4.050		11/21/39	2,581,714
Bristol-Myers Squibb Co.
1,541,000	5.200		02/22/34	1,623,937
1,440,000	6.250		11/15/53	1,667,506
Cigna Group
1,263,000	2.400		03/15/30	1,143,204
1,190,000	5.125		05/15/31	1,236,184
1,025,000	4.800		08/15/38	997,479
CVS Health Corp.
7,032,000	4.780		03/25/38	6,639,825
Perrigo Finance Unlimited Co.
2,975,000	4.375		03/15/26	2,975,000
Pfizer Investment Enterprises Pte. Ltd.
1,150,000	5.300		05/19/53	1,189,330
Zoetis, Inc.
100,000	4.450		08/20/48	90,470

				25,741,991

Pipelines – 1.3%
Abu Dhabi Crude Oil Pipeline LLC (b)
1,190,000	4.600		11/02/47	1,118,041
Cheniere Energy Partners LP (a)
1,185,000	5.950		06/30/33	1,254,050
Columbia Pipelines Operating Co. LLC (a)(b)
3,620,000	6.036		11/15/33	3,870,287
Enbridge, Inc. (a)
1,547,000	5.700		03/08/33	1,631,033
2,300,000	2.500		08/01/33	1,929,815
Energy Transfer LP (a)
50,000	4.950		06/15/28	50,853
1,225,000	5.250		04/15/29	1,259,888
375,000	5.300		04/15/47	353,077
Enterprise Products Operating LLC (a)
85,000	3.750		02/15/25	84,634
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(b)	03/31/36	170,750
2,735,210	2.940		09/30/40	2,300,995
320,000	3.250	(b)	09/30/40	258,800
Kinder Morgan, Inc. (a)
4,835,000	5.200		06/01/33	4,896,018

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
MPLX LP (a)
$1,300,000	2.650%	08/15/30	$1,169,987
275,000	4.500	04/15/38	254,086
645,000	5.500	02/15/49	627,366
Plains All American Pipeline LP/PAA Finance Corp. (a)
875,000	3.800	09/15/30	834,164
Sabine Pass Liquefaction LLC (a)
536,000	5.625	03/01/25	536,611
275,000	5.000	03/15/27	278,622
Targa Resources Corp. (a)
1,010,000	4.200	02/01/33	956,066
Western Midstream Operating LP (a)
1,125,000	3.100	02/01/25	1,116,326
475,000	3.950	06/01/25	471,290
225,000	5.450	04/01/44	212,654
Williams Cos., Inc. (a)
850,000	3.900	01/15/25	846,710
800,000	4.000	09/15/25	795,136
1,800,000	5.650	03/15/33	1,885,770

			29,163,029

Real Estate Investment Trust(a) – 0.8%
American Homes 4 Rent LP
723,000	4.900	02/15/29	730,353
American Tower Corp.
1,750,000	2.400	03/15/25	1,728,790
CubeSmart LP
600,000	4.000	11/15/25	595,674
370,000	2.500	02/15/32	320,350
Host Hotels & Resorts LP
952,000	2.900	12/15/31	836,570
Invitation Homes Operating Partnership LP
1,300,000	2.300	11/15/28	1,190,891
3,595,000	2.000	08/15/31	3,015,630
NNN REIT, Inc.
1,150,000	4.000	11/15/25	1,142,502
Prologis LP
3,037,000	1.750	07/01/30	2,649,448
Realty Income Corp.
400,000	3.950	08/15/27	397,692
1,200,000	3.400	01/15/30	1,141,644
Retail Opportunity Investments Partnership LP
2,395,000	6.750	10/15/28	2,571,775
UDR, Inc.
475,000	2.100	08/01/32	391,571
Ventas Realty LP
975,000	3.500	02/01/25	968,584
WP Carey, Inc.
445,000	4.000	02/01/25	442,330
1,000,000	3.850	07/15/29	971,920
725,000	2.400	02/01/31	631,910

			19,727,634

Retailing(a) – 0.3%
AutoNation, Inc.
1,404,000	4.500	10/01/25	1,397,794
500,000	1.950	08/01/28	451,340

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Retailing(a) – (continued)
$825,000	4.750%	06/01/30	$822,030
CK Hutchison International 20 Ltd. (b)
200,000	2.500	05/08/30	180,813
Dollar Tree, Inc.
975,000	4.000	05/15/25	968,877
Home Depot, Inc.
625,000	3.250	04/15/32	584,731
Lowe’s Cos., Inc.
2,500,000	1.700	10/15/30	2,150,050
McDonald’s Corp.
650,000	4.200	04/01/50	561,854

			7,117,489

Savings & Loans(a)(b)(d) – 0.0%
Nationwide Building Society (3 mo. USD LIBOR + 1.855%)
975,000	3.960	07/18/30	948,031

Semiconductors(a) – 0.9%
Broadcom, Inc. (b)
1,284,000	4.150	04/15/32	1,245,031
2,770,000	2.600	02/15/33	2,371,896
1,156,000	3.419	04/15/33	1,050,168
975,000	3.469	04/15/34	878,631
4,175,000	3.137	11/15/35	3,569,458
156,000	3.187	11/15/36	132,138
1,725,000	3.500	02/15/41	1,418,882
Intel Corp.
2,750,000	5.200	02/10/33	2,784,842
934,000	5.150	02/21/34	943,826
NXP BV/NXP Funding LLC/NXP USA, Inc.
825,000	3.400	05/01/30	779,402
3,125,000	2.500	05/11/31	2,737,625
2,250,000	2.650	02/15/32	1,953,810

			19,865,709

Software(a) – 1.3%
Cadence Design Systems, Inc.
2,109,000	4.700	09/10/34	2,120,557
Constellation Software, Inc. (b)
1,366,000	5.461	02/16/34	1,429,724
Fiserv, Inc.
75,000	4.200	10/01/28	74,710
MSCI, Inc. (b)
2,625,000	4.000	11/15/29	2,541,341
Oracle Corp.
2,000,000	4.500	05/06/28	2,024,320
1,881,000	2.950	04/01/30	1,749,913
2,550,000	4.650	05/06/30	2,597,710
5,625,000	2.875	03/25/31	5,116,556
2,211,000	4.900	02/06/33	2,249,670
350,000	3.600	04/01/40	291,095
3,965,000	5.550	02/06/53	4,056,354
ServiceNow, Inc.
3,400,000	1.400	09/01/30	2,917,200
Take-Two Interactive Software, Inc.
1,495,000	3.700	04/14/27	1,475,416
VMware LLC
700,000	1.800	08/15/28	636,664

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Software(a) – (continued)
Workday, Inc.
$50,000	3.700%		04/01/29	$48,844
675,000	3.800		04/01/32	639,806

				29,969,880

Telecommunication Services – 2.2%
AT&T, Inc. (a)
2,375,000	2.750		06/01/31	2,146,857
2,750,000	2.550		12/01/33	2,318,250
1,165,000	4.900		08/15/37	1,156,472
2,355,000	4.850		03/01/39	2,307,358
1,325,000	3.500		06/01/41	1,085,467
450,000	5.150		11/15/46	442,706
British Telecommunications PLC
3,265,000	9.625		12/15/30	4,122,193
Rogers Communications, Inc. (a)
7,170,000	3.200		03/15/27	6,982,074
Telefonica Emisiones SA
425,000	4.665		03/06/38	399,232
T-Mobile USA, Inc. (a)
1,320,000	3.500		04/15/25	1,309,902
1,350,000	1.500		02/15/26	1,298,457
7,463,000	3.750		04/15/27	7,372,399
700,000	4.750		02/01/28	701,183
125,000	2.050		02/15/28	116,386
2,333,000	3.875		04/15/30	2,268,796
2,205,000	2.875		02/15/31	2,004,257
2,150,000	3.500		04/15/31	2,025,343
6,025,000	5.200		01/15/33	6,238,526
Verizon Communications, Inc.
3,758,000	4.329		09/21/28	3,775,024
2,251,000	4.016	(a)	12/03/29	2,217,393
100,000	1.750	(a)	01/20/31	85,283
1,500,000	2.550	(a)	03/21/31	1,339,890

				51,713,448

Trucking & Leasing(a)(b) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,739,000	5.250		07/01/29	1,789,900

TOTAL CORPORATE OBLIGATIONS (Cost $680,240,272)				$676,329,429

Asset-Backed Securities(a) – 8.5%

Automotive – 0.4%
Ford Credit Auto Owner Trust Series 2024-1, Class A(b)(c)
$4,900,000	4.870%		08/15/36	$5,004,013
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(b)
4,700,000	5.340		06/15/28	4,774,875
Hyundai Auto Receivables Trust Series 2023-A, Class A2A
574,236	5.190		12/15/25	574,223

				10,353,111

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Collateralized Loan Obligations(b) – 6.0%
1988 CLO 4 Ltd. Series 2024-4A, Class B(d) (3 mo. USD Term SOFR + 2.100%)
$3,250,000	7.400%	04/15/37	$3,273,754
AB BSL CLO 2 Ltd. Series 2021-2A, Class A(d) (3 mo. USD Term SOFR + 1.362%)
5,600,000	6.663	04/15/34	5,602,800
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2(d) (3 mo. USD Term SOFR + 1.272%)
1,702,801	6.527	04/30/31	1,704,266
Apidos CLO XXIII Ltd. Series 2015-23A, Class AR(d) (3 mo. USD Term SOFR + 1.482%)
4,000,000	6.783	04/15/33	4,003,024
Atlas Senior Loan Fund XIII Series 2019-13A, Class CR(d) (3 mo. USD Term SOFR + 2.912%)
2,100,000	8.194	04/22/31	2,101,153
Cedar Funding IX CLO Ltd. Series 2018-9A, Class AR(d) (3 mo. USD Term SOFR + 1.420%)
3,795,000	6.702	07/20/37	3,795,554
CIFC Funding Ltd. Series 2018-2A, Class A1(d) (3 mo. USD Term SOFR + 1.302%)
2,839,124	6.584	04/20/31	2,839,955
CIFC Funding Ltd. Series 2023-3A, Class A(d) (3 mo. USD Term SOFR + 1.600%)
4,750,000	6.882	01/20/37	4,770,453
CIFC Funding Ltd. Series 2023-3A, Class B(d) (3 mo. USD Term SOFR + 2.300%)
3,775,000	7.582	01/20/37	3,814,879
Crown City CLO I Series 2020-1A, Class A2R(d) (3 mo. USD Term SOFR + 2.012%)
4,600,000	7.294	07/20/34	4,605,676
Empower CLO Ltd. Series 2022-1A, Class A1(d) (3 mo. USD Term SOFR + 2.200%)
5,800,000	7.482	10/20/34	5,813,526
Galaxy XXVIII CLO Ltd. Series 2018-28A, Class A2(d) (3 mo. USD Term SOFR + 1.562%)
3,341,833	6.863	07/15/31	3,346,709
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1R(d) (3 mo. USD Term SOFR + 1.480%)
2,000,000	6.637	07/30/37	2,008,500
HalseyPoint CLO 7 Ltd. Series 2023-7A, Class A(d) (3 mo. USD Term SOFR + 2.250%)
5,200,000	7.532	07/20/36	5,244,200
Harvest U.S. CLO Ltd. Series 2024-2A, Class A1(d) (3 mo. USD Term SOFR + 1.400%)
3,000,000	6.209	10/15/37	3,001,866
Katayma CLO I Ltd. Series 2023-1A, Class B(d) (3 mo. USD Term SOFR + 2.650%)
4,400,000	7.932	10/20/36	4,450,970
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(d) (3 mo. USD Term SOFR + 1.530%)
4,475,000	6.831	04/15/37	4,504,190
Mountain View CLO LLC Series 2016-1A, Class AR(d) (3 mo. USD Term SOFR + 1.622%)
3,500,000	6.923	04/14/33	3,502,552
OCP CLO Ltd. Series 2019-16A, Class AR(d) (3 mo. USD Term SOFR + 1.262%)
3,419,615	6.566	04/10/33	3,416,182

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Collateralized Loan Obligations(b) – (continued)
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A1R(d) (3 mo. USD Term SOFR + 1.432%)
$4,700,000	6.714%	01/20/35	$4,705,414
OHA Credit Funding 11 Ltd. Series 2022-11A, Class A2R(d) (3 mo. USD Term SOFR + 1.520%)
4,000,000	6.726	07/19/37	4,011,500
OHA Credit Funding 17 Ltd. Series 2024-17A, Class A(d) (3 mo. USD Term SOFR + 1.480%)
5,000,000	6.793	04/20/37	5,018,350
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR(d) (3 mo. USD Term SOFR + 1.402%)
2,150,000	6.684	07/02/35	2,152,281
OHA Credit Funding 5 Ltd. Series 2020-5A, Class A2A(d) (3 mo. USD Term SOFR + 1.712%)
2,000,000	6.991	04/18/33	2,001,076
Palmer Square CLO Ltd. Series 2019-1A, Class A1R(d) (3 mo. USD Term SOFR + 1.412%)
6,000,000	6.528	11/14/34	6,009,600
Park Blue CLO Ltd. Series 2023-3A, Class A1(d) (3 mo. USD Term SOFR + 2.000%)
3,000,000	7.282	04/20/36	3,015,594
RR 26 Ltd. Series 2023-26A, Class A1(d) (3 mo. USD Term SOFR + 1.780%)
2,800,000	7.081	04/15/38	2,810,329
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
399,029	5.750	12/20/50	411,657
TCW CLO Ltd. Series 2023-1A, Class A1N(d) (3 mo. USD Term SOFR + 2.070%)
4,500,000	7.334	04/28/36	4,526,951
Texas Debt Capital CLO Ltd. Series 2023-1A, Class A(d) (3 mo. USD Term SOFR + 1.800%)
5,500,000	7.082	04/20/36	5,531,515
Venture 32 CLO Ltd. Series 2018-32A, Class A1(d) (3 mo. USD Term SOFR + 1.362%)
3,780,053	6.641	07/18/31	3,780,325
Venture 41 CLO Ltd. Series 2021-41A, Class A1NR(d) (3 mo. USD Term SOFR + 1.430%)
8,644,000	6.712	01/20/34	8,655,920
Venture 50 CLO Ltd. Series 2024-50A, Class A1(d) (3 mo. USD Term SOFR + 1.450%)
3,000,000	6.208	10/20/37	3,002,445
Voya CLO Ltd. Series 2019-2A, Class AR(d) (3 mo. USD Term SOFR + 1.200%)
8,050,000	6.482	07/20/32	8,052,270
Zais CLO 15 Ltd. Series 2020-15A, Class A1RR(d) (3 mo. USD Term SOFR + 1.490%)
3,250,000	6.754	07/28/37	3,253,244

			138,738,680

Credit Card – 0.9%
Barclays Dryrock Issuance Trust Series 2023-1, Class A
8,400,000	4.720	02/15/29	8,460,130
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A
2,950,000	3.490	05/15/27	2,929,747
Capital One Multi-Asset Execution Trust Series 2022-A3, Class A
4,200,000	4.950	10/15/27	4,225,583

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Credit Card – (continued)
Discover Card Execution Note Trust Series 2023-A1, Class A
	$4,300,000	4.310%	03/15/28	$4,304,892

				19,920,352

Ohio – 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Series 2022-ELL, Class A3
	2,270,000	4.275	02/01/36	2,234,564

Student Loan(d) – 1.1%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
	397,427	5.821	09/26/33	392,370
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR(b) (3 mo. USD Term SOFR + 1.272%)
	3,393,429	6.554	04/20/31	3,397,392
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(b) (3 mo. USD Term SOFR + 1.200%)
	4,651,482	6.482	01/20/32	4,654,124
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R(b) (3 mo. USD Term SOFR + 1.530%)
	5,500,000	6.812	04/20/38	5,527,407
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(b) (3 mo. USD Term SOFR + 1.400%)
	4,625,000	6.701	04/15/31	4,627,530
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1 mo. USD Term SOFR + 1.264%)
	893,897	6.545	09/25/65	895,032
Silver Point CLO 4 Ltd. Series 2024-4A, Class A1(b) (3 mo. USD Term SOFR + 1.630%)
	4,950,000	6.887	04/15/37	4,976,091

				24,469,946

TOTAL ASSET-BACKED SECURITIES (Cost $194,872,300)				$195,716,653

Agency Debentures – 1.0%

Sovereign – 1.0%
Federal Farm Credit Banks Funding Corp.
	$7,050,000	2.850%	03/28/34	$6,312,711
	11,930,000	2.900	04/12/32	11,137,968
	3,840,000	3.300	05/19/32	3,652,531
	2,500,000	3.500	09/01/32	2,411,550

TOTAL AGENCY DEBENTURES (Cost $25,219,914)				$23,514,760

Sovereign Debt Obligations – 0.8%

Euro – 0.1%
Mexico Government International Bonds (a)
EUR	839,000	1.450%	10/25/33	$730,218

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Euro – (continued)
Romania Government International Bonds (b)
EUR	360,000	3.375%		01/28/50	$271,778

					1,001,996

United States Dollar – 0.7%
Export-Import Bank of Korea
	$390,000	5.125		01/11/33	408,240
Hungary Government International Bonds
	1,700,000	6.125		05/22/28	1,772,352
Israel Government AID Bonds (f)
	4,700,000	5.500		09/18/33	5,192,654
Israel Government International Bonds (g)
	200,000	4.500		04/03/20	147,188
Mexico Government International Bonds
	200,000	3.750		01/11/28	194,750
	240,000	3.250	(a)	04/16/30	219,960
	200,000	4.750	(a)	04/27/32	192,300
	1,746,000	3.500	(a)	02/12/34	1,484,100
	1,960,000	3.771	(a)	05/24/61	1,278,292
	600,000	3.750	(a)	04/19/71	381,188
Panama Government International Bonds (a)
	360,000	6.875		01/31/36	378,225
	800,000	6.853		03/28/54	808,400
	210,000	4.500		01/19/63	147,197
Peru Government International Bonds (a)
	10,000	2.780		12/01/60	6,033
	100,000	3.230	(h)	07/28/21	59,781
Republic of Poland Government International Bonds (a)
	2,600,000	5.125		09/18/34	2,670,694
Romania Government International Bonds
	770,000	3.000	(b)	02/27/27	738,238
	690,000	5.125		06/15/48	600,300
	580,000	4.000		02/14/51	421,080

					17,100,972

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $19,759,337)					$18,102,968

Municipal Debt Obligations – 0.5%

Arizona(a) – 0.0%
Phoenix City AZ Civic Improvement Corp. RB Series 2020
	$40,000	5.000%		07/01/34	$44,800

California(a) – 0.1%
California State GO Bonds Build America Taxable Series 2009
	2,600,000	7.550		04/01/39	$3,212,724

Florida(a) – 0.0%
Florida State Board of Administration Finance Corp. RB Taxable Series A
	595,000	2.154		07/01/30	528,507

Illinois – 0.1%
Illinois Finance Authority RB (Refunding) Series A
	40,000	5.000		10/01/35	48,072
Illinois State GO Bonds Build America Series 2010
	1,388,599	7.350		07/01/35	$1,521,789

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)

Illinois – (continued)
Illinois State GO Bonds Taxable-Pension Series 2003
$1,101,176	5.100%	06/01/33	$1,118,461
Sales Tax Securitization Corp. RB (Refunding) Series A
40,000	5.000	01/01/33	45,806

			2,734,128

Maryland – 0.2%
Maryland Economic Development Corp. RB Taxable Series 2024 (Prince George’s County Public Schools Alternative Construction Financing, Package 2 Project)
3,245,000	4.827	11/30/30	$3,303,141

New Jersey(a) – 0.0%
New Jersey Educational Facilities Authority RB Series A1
40,000	5.000	03/01/36	47,898

New York – 0.0%
Metropolitan Transportation Authority Revenue Taxable Series 2020
210,000	5.175	11/15/49	195,251
New York City NY GO Bonds Series 2008-L, Subseries L-5(a)
40,000	5.000	04/01/33	45,349

			240,600

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,545,000	6.270	02/15/50	1,705,126

Pennsylvania(a) – 0.0%
Pennsylvania Higher Educational Facilities Authority RB Series 2019
40,000	5.000	08/15/30	44,307

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $11,156,653)			$11,861,231

U.S. Treasury Obligations – 25.1%

U.S. Treasury Bonds
$6,530,000	4.250%	05/15/39	$6,748,347
75,750,000	4.250	11/15/40	77,951,484
210,000	3.375	05/15/44	186,637
15,240,000	2.875	11/15/46	12,251,531
51,100,000	3.000	02/15/47	41,878,047
7,580,000	2.375	11/15/49	5,387,722
7,925,500	4.000	11/15/52	7,713,741
5,220,000	4.750 (i)	11/15/53	5,767,284
U.S. Treasury Inflation-Indexed Bonds
9,619,278	1.500	02/15/53	8,703,192
U.S. Treasury Notes
3,651,800	0.750	04/30/26	3,484,901
68,920,000	0.750	05/31/26	65,643,608
46,220,000	0.875	06/30/26	44,035,383
59,493,500	4.375	08/15/26	60,244,141
24,880,000	0.750	08/31/26	23,549,503
22,370,000	1.375	08/31/26	21,430,635
25,100,000	2.625	05/31/27	24,490,149

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)

$25,680,000	0.500%		06/30/27	$23,625,600
16,320,000	3.500		04/30/28	16,280,475
36,750,000	1.250		05/31/28	33,824,356
1,000,000	4.625		09/30/28	1,038,828
7,010,000	1.500		02/15/30	6,293,118
3,831,000	3.625		03/31/30	3,833,993
2,512,700	0.625		05/15/30	2,133,636
10,980,000	3.750		05/31/30	11,053,772
11,500,000	3.750		06/30/30	11,575,469
18,690,000	3.625		09/30/31	18,654,956
2,490,000	4.375	(i)	05/15/34	2,608,275
U.S. Treasury STRIPS Coupon(j)
37,781,200	0.000		11/15/29	31,304,676
2,540,000	0.000		08/15/30	2,036,134
2,540,000	0.000		11/15/30	2,020,332
2,540,000	0.000		11/15/31	1,936,692
2,540,000	0.000		08/15/33	1,801,161

TOTAL U.S. TREASURY OBLIGATIONS (Cost $608,337,705)				$579,487,778

TOTAL INVESTMENTS – 113.2% (Cost $2,656,797,375)				$2,612,363,705

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.2)%				(305,310,459)

NET ASSETS – 100.0%				$2,307,053,246

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2024.

(d)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

(e)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $357,101,269 which represents approximately 15.6% of net assets as of September 30, 2024.

(f)

Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $5,192,654, which represents approximately 0.2% of the Fund’s net assets as of September 30, 2024

(g)	Actual maturity date is April 03, 2120.

(h)	Actual maturity date is July 28, 2121.

(i)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	10/21/24	$(25,000,000)	$(22,799,302)
Government National Mortgage Association	4.500	TBA - 30yr	10/21/24	(18,000,000)	(17,770,756)
Government National Mortgage Association	6.000	TBA - 30yr	10/15/24	(7,000,000)	(7,117,509)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	10/15/24	(39,000,000)	(32,248,125)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	10/15/24	(87,000,000)	(85,528,395)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	11/14/24	(67,000,000)	(65,869,375)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	11/14/24	(42,000,000)	(41,975,396)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	10/15/24	(26,000,000)	(26,805,392)

(PROCEEDS RECEIVED: $(300,213,555))					$(300,114,250)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	197	12/31/24	$41,023,711	$ (41,900)
20 Year U.S. Treasury Bonds	46	12/19/24	5,712,625	2,284
30 Year German Euro-Buxl	5	12/06/24	758,500	7,762
5 Year German Euro-Bund	5	12/06/24	750,931	8,396
5 Year U.S. Treasury Notes	1,010	12/31/24	110,981,641	(260,062)
Ice 3M Sonia Index	97	03/17/26	31,302,517	(20,664)
Ultra Long U.S. Treasury Bonds	810	12/19/24	107,805,938	(725,329)

Total				$ (1,029,513)

Short position contracts:
10 Year U.S. Treasury Notes	(2)	12/19/24	(228,563)	1,184
5 Year German Euro-Oat	(2)	12/06/24	(282,384)	(1,628)
Ultra 10-Year U.S. Treasury Notes	(35)	12/19/24	(4,140,391)	47,512

Total				$ 47,068

TOTAL FUTURES CONTRACTS				$ (982,445)

SWAP CONTRACTS — At September 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.500%(a)	12M SOFR(a)	04/19/25		$2,700		$34,743	$(1,379)	$36,122
0.506(a)	12M JYOR(a)	08/13/26	JPY	4,505,228	(b)	10,626	—	10,626
3M AUDOR(c)	3.000%(c)	09/16/26	AUD	50,601	(b)	(104,397)	(68,493)	(35,904)
0.500(d)	12M CHFOR(d)	12/18/26	CHF	28,270	(b)	(78,542)	65,043	(143,585)
3.750(d)	12M SOFR(d)	12/18/26		$39,640	(b)	(374,333)	(443,775)	69,442

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M EURO(d)	2.500%(d)	12/18/26	EUR	29,580	(b)	$363,264	$317,318	$45,946
6M EURO(e)	3.000(d)	12/18/26		5,290	(b)	99,196	55,294	43,902
12M CDOR(e)	3.500(e)	12/18/26	CAD	27,077	(b)	332,463	344,720	(12,257)
12M CDOR(e)	3.750(e)	12/18/26		8,390	(b)	132,744	83,614	49,130
6M NIBOR(e)	3.750(d)	12/18/26	NOK	301,100	(b)	72,651	25,018	47,633
12M SOFR(d)	3.750(d)	12/18/26		$98,816	(b)	933,151	985,507	(52,356)
3.500%(e)	3M NZDOR(c)	12/18/26	NZD	29,780	(b)	(45,058)	(50,363)	5,305
3M AUDOR(c)	4.000(c)	12/18/26	AUD	9,780	(b)	60,358	47,714	12,644
12M SOFR(d)	4.000(d)	12/18/26		$6,860	(b)	97,532	71,717	25,815
12M GBP(d)	4.250(d)	12/18/26	GBP	3,610	(b)	47,123	28,811	18,312
12M GBP(d)	3.500(d)	08/31/27		103,760	(b)	78,503	101,532	(23,029)
12M GBP(d)	4.000(d)	12/18/27		14,900	(b)	203,144	165,715	37,429
12M SOFR(d)	3.805(d)	04/13/28		$39,750	(b)	549,838	162,139	387,699
6M EURO(e)	2.500(d)	05/14/28	EUR	33,170	(b)	308,903	(187,526)	496,429
3.500(d)	12M GBP(d)	08/31/29	GBP	96,038	(b)	(217,852)	(359,057)	141,205
2.458(e)	12M CDOR(e)	09/13/29	CAD	47,600	(b)	31,841	(15,269)	47,110
12M SOFR(d)	3.038(d)	09/13/29		$35,730	(b)	(65,790)	32,919	(98,709)
3.750(d)	12M GBP(d)	12/18/29	GBP	1,500	(b)	(18,429)	(16,381)	(2,048)
0.750(d)	12M JYOR(d)	12/18/29	JPY	15,493,500	(b)	(631,684)	(652,111)	20,427
12M EURO(d)	2.500(d)	12/18/29	EUR	17,295	(b)	470,061	416,532	53,529
12M CDOR(e)	3.250(e)	12/18/29	CAD	17,730	(b)	419,375	379,450	39,925
12M SOFR(d)	3.750(d)	12/18/29		$8,610	(b)	223,052	203,486	19,566
12M CDOR(e)	2.801(e)	09/11/31	CAD	49,790	(b)	(42,201)	19,811	(62,012)
3.215(d)	12M SOFR(d)	09/12/31		$37,880	(b)	53,093	(30,880)	83,973
6M EURO(e)	3.000(d)	11/10/33	EUR	28,300	(b)	763,486	435,320	328,166
12M SOFR(d)	3.790(d)	05/21/34		$30,780	(b)	503,894	175,124	328,770
1.295(d)	12M JYOR(d)	08/02/34	JPY	3,238,680	(b)	(164,483)	(39,893)	(124,590)
12M GBP(d)	3.500(d)	08/28/34	GBP	19,420	(b)	(119,432)	(32,503)	(86,929)
12M JYOR(d)	1.000(d)	12/18/34	JPY	46,000	(b)	2,938	2,360	578
0.750(d)	12M CHFOR(d)	12/18/34	CHF	4,810	(b)	(92,386)	(30,235)	(62,151)
3.750(d)	12M GBP(d)	12/18/34	GBP	910	(b)	(15,646)	(17,046)	1,400
3.750(d)	12M SOFR(d)	12/18/34		$22,510	(b)	(875,232)	(864,743)	(10,489)
3M STIBOR(c)	2.250(d)	12/18/34	SEK	74,750	(b)	20,460	(31,363)	51,823
6M EURO(e)	2.500(d)	12/18/34	EUR	21,150	(b)	360,367	153,472	206,895
12M CDOR(e)	3.250(e)	12/18/34	CAD	6,970	(b)	191,009	130,559	60,450
3M NZDOR(c)	4.000(e)	12/18/34	NZD	5,200	(b)	36,558	37,396	(838)
4.500(e)	6M AUDOR(e)	12/18/34	AUD	4,560	(b)	(112,836)	(132,203)	19,367
3.500(d)	6M NIBOR(e)	12/18/34	NOK	15,490	(b)	(6,581)	(4,547)	(2,034)
6M EURO(e)	2.152(d)	08/09/37	EUR	15,320	(b)	(342,072)	(1,359,405)	1,017,333
12M SOFR(d)	3.391(d)	05/10/38		$9,020	(b)	(67,460)	(258,481)	191,021
6M EURO(e)	3.000(d)	01/25/39	EUR	17,960	(b)	223,710	46,211	177,499
1.452(d)	6M EURO(e)	08/10/42		38,910	(b)	1,640,683	(723,500)	2,364,183
2.500(d)	6M EURO(e)	01/25/44		42,930	(b)	(130,412)	(132)	(130,280)
12M JYOR(d)	2.160(d)	08/02/44	JPY	3,890,760	(b)	(54,889)	24,561	(79,450)
6M EURO(e)	1.051(d)	08/11/47	EUR	22,770	(b)	(817,421)	(1,684,181)	866,760
6M EURO(e)	2.000(d)	01/25/49		25,590	(b)	(12,540)	(28,277)	15,737
2.564(d)	12M SOFR(d)	05/11/53		$8,730	(b)	174,462	(16,980)	191,442
2.000(d)	6M EURO(e)	05/17/53	EUR	9,820	(b)	119,473	41,043	78,430
2.500(d)	6M EURO(e)	11/10/53		15,270	(b)	(635,282)	(730,416)	95,134
3.380(d)	12M SOFR(d)	04/11/54		$12,980	(b)	(200,031)	(78,541)	(121,490)
3.344(d)	12M SOFR(d)	05/20/54		19,250	(b)	(255,780)	(85,444)	(170,336)

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.250%(d)	6M EURO(e)	12/18/54	EUR 4,170(b)	$8,223	$(12,237)	$20,460

TOTAL				$3,086,155	$(3,402,975)	$6,489,130

(a)	Payments made at maturity.

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2024.

(c)	Payments made quarterly.

(d)	Payments made annually.

(e)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 40	1.000%	0.358%	06/20/28	$106,631	$2,423,463	$703,741	$1,719,722
CDX.NA.IG Index 42	1.000	0.477	06/20/29	102,467	2,351,824	2,032,907	318,917
General Electric Co., 6.750%, 03/15/32	1.000	0.092	06/20/26	3,875	60,246	18,136	42,110
Nordstrom, Inc., 6.950%, 03/15/28	1.000	0.560	12/20/24	1,950	2,500	(2,781)	5,281
Republic of Chile, 3.240%, 2/06/28	1.000	0.493	06/20/29	5,440	122,029	105,118	16,911
Republic of Peru, 8.750%, 11/21/33	1.000	0.697	06/20/29	5,160	69,493	54,144	15,349
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.533	06/20/29	5,150	106,167	63,890	42,277

TOTAL					$5,135,722	$2,975,155	$2,160,567

(a)	Payments made quarterly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1M IRS	BofA Securities LLC	2.437%	10/21/2024	(5,680,000)	$(5,680,000)	$(67,268)	$ (37,565)	$(29,703)
1M IRS	Citibank NA	2.448	10/07/2024	(5,610,000)	(5,610,000)	(59,526)	(44,257)	(15,269)
1M IRS	Citibank NA	2.364	10/28/2024	(5,670,000)	(5,670,000)	(46,105)	(40,860)	(5,245)
1M IRS	Deutsche Bank AG (London)	3.214	10/15/2024	(5,830,000)	(5,830,000)	(18,272)	(54,438)	36,166

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

2M IRS	JPMorgan Securities, Inc.	3.395%	10/03/2024	(5,820,000)	$(5,820,000)	$(45,015)	$ (60,252)	$ 15,237
3Y IRS	JPMorgan Securities, Inc.	1.812	09/20/2027	(37,420,000)	(37,420,000)	(75,188)	(97,292)	22,104
3Y IRS	JPMorgan Securities, Inc.	1.820	09/20/2027	(37,660,000)	(37,660,000)	(76,273)	(77,203)	930
1M IRS	MS & Co. Int. PLC	2.394	10/14/2024	(5,600,000)	(5,600,000)	(43,438)	(38,898)	(4,540)
1M IRS	MS & Co. Int. PLC	3.275	10/21/2024	(5,910,000)	(5,910,000)	(35,408)	(53,116)	17,708
1M IRS	MS & Co. Int. PLC	3.312	10/28/2024	(5,910,000)	(5,910,000)	(50,706)	(50,885)	179

				(121,110,000)	$(121,110,000)	$(517,199)	$ (554,766)	$ 37,567

Puts
1M IRS	BofA Securities LLC	2.437	10/21/2024	(5,680,000)	(5,680,000)	(14,643)	(37,565)	22,922
1M IRS	Citibank NA	2.448	10/07/2024	(5,610,000)	(5,610,000)	(3,632)	(44,257)	40,625
1M IRS	Citibank NA	2.364	10/28/2024	(5,670,000)	(5,670,000)	(33,091)	(40,860)	7,769
1M IRS	Deutsche Bank AG (London)	3.214	10/15/2024	(5,830,000)	(5,830,000)	(67,640)	(54,438)	(13,202)
2M IRS	JPMorgan Securities, Inc.	3.395	10/03/2024	(5,820,000)	(5,820,000)	(7,231)	(60,252)	53,021
3Y IRS	JPMorgan Securities, Inc.	4.312	09/20/2027	(37,420,000)	(37,420,000)	(108,731)	(73,904)	(34,827)
3Y IRS	JPMorgan Securities, Inc.	4.320	09/20/2027	(37,660,000)	(37,660,000)	(108,871)	(101,682)	(7,189)
1M IRS	MS & Co. Int. PLC	2.394	10/14/2024	(5,600,000)	(5,600,000)	(16,511)	(38,898)	22,387
1M IRS	MS & Co. Int. PLC	3.275	10/21/2024	(5,910,000)	(5,910,000)	(53,457)	(53,116)	(341)
1M IRS	MS & Co. Int. PLC	3.312	10/28/2024	(5,910,000)	(5,910,000)	(48,584)	(50,885)	2,301

				(121,110,000)	$(121,110,000)	$(462,391)	$ (555,857)	$ 93,466

Total written option contracts				(242,220,000)	$(242,220,000)	$(979,590)	$(1,110,623)	$ 131,033

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
RB	—Revenue Bond
REIT	—Real Estate Investment Trust
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
2M IRS	—2 Months Interest Rate Swaptions
3Y IRS	—3 Year Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 40	—CDX North America Investment Grade Index 40
CDX.NA.IG Ind 42	—CDX North America Investment Grade Index 42
CHFOR	—Swiss Franc Offered Rate
EURO	—Euro Offered Rate
JYOR	—Japanese Yen Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 87.0%

Collateralized Mortgage Obligations – 12.0%
Interest Only(a) –1.3%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$3,370,342	0.644	%(b)	05/15/45	$402,133
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
1,630,688	4.000		09/25/50	331,574
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class IH
558,335	3.000		08/25/50	95,272
Federal National Mortgage Association REMICS Series 2011- 100, Class S (-1X 1 mo. USD Term SOFR + 6.336%)
1,980,794	1.055	(b)	10/25/41	231,310
Federal National Mortgage Association REMICS Series 2012-88, Class SB (-1X 1 mo. USD Term SOFR + 6.556%)
1,855,230	1.275	(b)	07/25/42	198,798
Federal National Mortgage Association REMICS Series 2017- 104, Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
795,953	0.755	(b)	01/25/48	104,654
Government National Mortgage Association REMICS Series 2010-35, Class DS (-1X 1 mo. USD Term SOFR + 5.566%)
2,548,901	0.605	(b)(c)	03/20/40	242,356
Government National Mortgage Association REMICS Series 2013-103, Class DS (-1X 1 mo. USD Term SOFR + 6.036%)
3,161,162	1.075	(b)(c)	07/20/43	341,456
Government National Mortgage Association REMICS Series 2013-117, Class PS (-1X 1 mo. USD Term SOFR + 6.036%)
3,515,371	1.075	(b)(c)	04/20/43	273,276
Government National Mortgage Association REMICS Series 2014-11, Class NI
742,925	4.500	(c)	12/16/42	31,354
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
3,316,098	1.025	(b)(c)	10/20/43	195,065
Government National Mortgage Association REMICS Series 2015-168, Class SD (-1X 1 mo. USD Term SOFR + 6.086%)
6,392,490	1.125	(b)(c)	11/20/45	814,996
Government National Mortgage Association REMICS Series 2014-180, Class PI
2,394,844	4.000	(c)	08/20/44	319,135
Government National Mortgage Association REMICS Series 2015-133, Class SA (-1X 1 mo. USD Term SOFR + 5.586%)
1,135,332	0.625	(b)(c)	09/20/45	118,934
Government National Mortgage Association REMICS Series 2015-133, Class SB (-1X 1 mo. USD Term SOFR + 5.586%)
1,463,575	0.625	(b)(c)	09/20/45	152,702
Government National Mortgage Association REMICS Series 2015-129, Class IC
886,102	4.500	(c)	09/16/45	171,338

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2015-111, Class SM (-1X 1 mo. USD Term SOFR + 6.086%)
$3,116,735	1.125	%(b)(c)	08/20/45	$405,357
Government National Mortgage Association REMICS Series 2015-144, Class QS (-1X 1 mo. USD Term SOFR + 5.586%)
3,773,390	0.625	(b)(c)	10/20/45	343,158
Government National Mortgage Association REMICS Series 2015-126, Class LS (-1X 1 mo. USD Term SOFR + 6.086%)
2,009,444	1.125	(b)(c)	09/20/45	261,345
Government National Mortgage Association REMICS Series 2016-6, Class S (-1X 1 mo. USD Term SOFR + 5.536%)
4,738,013	0.575	(b)(c)	01/20/46	419,409
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
914,819	0.585	(b)(c)	07/20/47	103,094
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
1,014,353	0.625	(b)(c)	01/20/48	118,758
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
1,506,515	1.125	(b)(c)	05/20/48	195,709
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
1,334,037	1.125	(b)(c)	09/20/48	171,462
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
636,969	1.125	(b)(c)	09/20/48	83,514
Government National Mortgage Association REMICS Series 2018-139, Class SQ (-1X 1 mo. USD Term SOFR + 6.036%)
916,928	1.075	(b)(c)	10/20/48	112,073
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
355,645	0.975	(b)(c)	01/20/49	43,275
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
1,009,733	0.975	(b)(c)	01/20/49	120,675
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
618,319	1.025	(b)(c)	06/20/49	73,265
Government National Mortgage Association REMICS Series 2019-151, Class NI
2,237,989	3.500	(c)	10/20/49	378,027
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
2,758,904	0.975	(b)(c)	02/20/50	371,676

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2020-61, Class SF (-1X 1 mo. USD Term SOFR + 6.326%)
$4,230,009	1.365	%(b)(c)	07/20/43	$513,038
Government National Mortgage Association REMICS Series 2020-78, Class DI
3,206,829	4.000	(c)	06/20/50	671,179
Government National Mortgage Association REMICS Series 2020-146, Class KI
8,216,495	2.500	(c)	10/20/50	1,190,712
Government National Mortgage Association REMICS Series 2020-146, Class IM
1,129,270	2.500	(c)	10/20/50	160,743

				9,760,822

Regular Floater(b) –0.2%
Federal Home Loan Mortgage Corp. REMICS Series 3827, Class KF (1 mo. USD Term SOFR + 0.484%)
140,878	5.827		03/15/41	140,310
Federal Home Loan Mortgage Corp. REMICS Series 3231, Class FB (1 mo. USD Term SOFR + 0.464%)
118,257	5.807		10/15/36	117,236
Federal Home Loan Mortgage Corp. REMICS Series 3314, Class FC (1 mo. USD Term SOFR + 0.514%)
75,328	5.857		12/15/36	74,505
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
132,635	6.057	(c)	09/15/37	131,995
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
37,138	6.307		06/15/39	37,428
Federal National Mortgage Association REMICS Series 2006-45, Class TF (1 mo. USD Term SOFR + 0.514%)
232,293	5.795		06/25/36	230,610
Federal National Mortgage Association REMICS Series 2006-76, Class QF (1 mo. USD Term SOFR + 0.514%)
279,164	5.795		08/25/36	276,888
Federal National Mortgage Association REMICS Series 2006-79, Class PF (1 mo. USD Term SOFR + 0.514%)
283,390	5.795		08/25/36	280,948
Federal National Mortgage Association REMICS Series 2007-75, Class VF (1 mo. USD Term SOFR + 0.564%)
97,338	5.845		08/25/37	96,793
Federal National Mortgage Association REMICS Series 2009-84, Class WF (1 mo. USD Term SOFR + 1.214%)
33,276	6.495		10/25/39	33,807

				1,420,520

Sequential Fixed Rate(c) –1.3%
BRAVO Residential Funding Trust Series 2024-NQM1, Class A1
1,252,360	5.943	(d)(e)	12/01/63	1,265,722
JP Morgan Mortgage Trust Series 2024-VIS2, Class A2
990,021	6.106	(d)(e)	11/25/64	1,005,169
OBX Trust Series 2024-NQM1, Class A1
1,267,714	5.928	(d)(e)	11/25/63	1,280,509
OBX Trust Series 2024-NQM1, Class A2
196,714	6.253	(d)(e)	11/25/63	198,771

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate(c) – (continued)
OBX Trust Series 2024-NQM5, Class A1
$1,169,219	5.988	%(d)(e)	01/25/64	$1,183,390
Residential Accredit Loans, Inc. Trust Series 2006-QS6, Class 1A13
299,627	6.000		06/25/36	244,765
Residential Accredit Loans, Inc. Trust Series 2006-QS9, Class 1A11
547,323	6.500		07/25/36	450,161
Residential Accredit Loans, Inc. Trust Series 2006-QS2, Class 1A9
190,602	5.500		02/25/36	152,115
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
653,539	6.000		08/25/36	415,238
RFMSI Trust Series 2007-S9, Class 1A1
1,615,889	6.000		10/25/37	926,968
Verus Securitization Trust Series 2021-7, Class A1
690,216	1.829	(d)(e)	10/25/66	625,932
Verus Securitization Trust Series 2022-2, Class A1
1,455,744	4.260	(d)(e)	02/25/67	1,411,022
Verus Securitization Trust Series 2024-1, Class A2
994,702	5.915	(d)(e)	01/25/69	1,001,886

				10,161,648

Sequential Floating Rate(c) –9.2%
Angel Oak Mortgage Trust Series 2021-6, Class A1
1,887,345	1.458	(b)(d)	09/25/66	1,592,156
Angel Oak Mortgage Trust Series 2020-4, Class A3
667,240	2.805	(b)(d)	06/25/65	644,995
Angel Oak Mortgage Trust Series 2020-2, Class M1
654,000	4.500	(b)(d)	01/26/65	628,219
Banc of America Funding Trust Series 2007-2, Class 2A1
4,484	4.122	(b)	03/25/37	4,394
BINOM Securitization Trust Series 2022-INV1, Class A1
771,241	4.441	(b)(d)	08/25/57	755,238
Chase Home Lending Mortgage Trust Series 2024-3, Class A5
350,000	6.000	(b)(d)	02/25/55	357,787
Chase Home Lending Mortgage Trust Series 2024-3, Class A5A
450,000	5.500	(b)(d)	02/25/55	450,753
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
175,000	6.000	(b)(d)	02/25/55	179,273
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1 mo. USD Term SOFR + 0.614%)
1,642,799	5.469	(b)	08/25/37	1,056,057
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1 mo. USD Term SOFR + 0.614%)
231,293	5.469	(b)	07/25/35	152,942
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1 mo. USD Term SOFR + 0.914%)
259,465	5.500	(b)	12/25/35	220,224
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A2 (1 mo. USD Term SOFR + 0.514%)
248,384	5.369	(b)	08/25/37	157,916
CSMC Trust Series 2022-NQM1, Class A1
728,942	2.265	(b)(d)	11/25/66	656,668
CSMC Trust Series 2020-AFC1, Class M1
550,000	2.841	(b)(d)	02/25/50	496,048

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(c) – (continued)
Federal Home Loan Mortgage Corp. STACR Debt Notes Series 2017-HQA3, Class M2 (1 mo. USD Term SOFR + 2.464%)
$1,757,359	7.745	%(b)	04/25/30	$1,817,752
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA5, Class B1 (1 mo. USD Term SOFR + 4.800%)
1,533,000	10.080	(b)(d)	10/25/50	1,757,921
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA6, Class B2 (1 mo. USD Term SOFR + 5.650%)
600,000	10.930	(b)(d)	12/25/50	678,300
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA1, Class M2 (1 mo. USD Term SOFR + 1.800%)
689,095	7.080	(b)(d)	01/25/51	696,291
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA2, Class M2 (1 mo. USD Term SOFR + 2.050%)
422,062	7.330	(b)(d)	12/25/33	430,891
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1, Class M1B (1 mo. USD Term SOFR +3.500%)
1,895,401	8.780	(b)(d)	03/25/42	1,978,758
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class A1 (1 mo. USD Term SOFR + 1.250%)
725,967	6.530	(b)(d)	03/25/44	725,509
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1 (1 mo. USD Term SOFR + 1.250%)
3,029,591	6.530	(b)(d)	03/25/44	3,035,748
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M2 (1 mo. USD Term SOFR + 2.000%)
625,000	7.280	(b)(d)	03/25/44	627,964
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
1,969,931	6.480	(b)(d)	05/25/44	1,971,191
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class A1 (1 mo. USD Term SOFR + 1.250%)
3,867,500	6.530	(b)(d)	08/25/44	3,862,666
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class M2 (1 mo. USD Term SOFR + 1.800%)
2,100,000	7.080	(b)(d)	08/25/44	2,111,812
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA2, Class M2 (1 mo. USD Term SOFR + 2.164%)
427,545	7.445	(b)(d)	04/25/49	435,152
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA3, Class M2 (1 mo. USD Term SOFR + 1.964%)
45,881	7.245	(b)(d)	09/25/49	46,463
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
279,000	8.280	(b)(d)	04/25/42	288,504

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
$508,336	9.180	%(b)(d)	04/25/43	$545,176
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
250,000	8.363	(b)(d)	06/25/43	261,954
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02, Class 2M1 (1 mo. USD Term SOFR + 0.900%)
154,114	6.180	(b)(d)	11/25/41	154,154
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
2,185,000	8.830	(b)(d)	10/25/43	2,283,069
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1B1 (1 mo. USD Term SOFR + 2.700%)
700,000	7.980	(b)(d)	01/25/44	712,617
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
450,000	7.080	(b)(d)	01/25/44	453,777
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M1 (1 mo. USD Term SOFR + 1.150%)
1,999,678	6.413	(b)(d)	03/25/44	2,000,875
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1B1 (1 mo. USD Term SOFR + 2.200%)
975,000	7.480	(b)(d)	05/25/44	978,511
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
550,000	6.930	(b)(d)	05/25/44	551,756
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
500,000	7.213	(b)(d)	03/25/44	503,047
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2B1 (1 mo. USD Term SOFR + 2.800%)
1,275,000	8.063	(b)(d)	03/25/44	1,290,723
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
756,205	6.280	(b)(d)	07/25/44	756,120
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
1,300,000	6.980	(b)(d)	07/25/44	1,302,105
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
850,000	6.943	(b)(d)	09/25/44	853,719

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1B1 (1 mo. USD Term SOFR + 2.050%)
$600,000	7.393	%(b)(d)	09/25/44	$601,969
GCAT Trust Series 2020-NQM2, Class M1
825,000	3.589	(b)(d)	04/25/65	746,877
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
4,454,423	0.775	(b)	05/20/53	204,690
Government National Mortgage Association REMICS Series 2023-133, Class HS (-1X 1 mo. USD Term SOFR + 6.500%)
8,848,642	1.155	(b)	09/20/53	511,738
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
1,220,089	2.520	(b)(d)	05/25/52	1,027,142
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
424,102	3.520	(b)(d)	07/25/52	371,170
JP Morgan Mortgage Trust Series 2023-2, Class A3A
1,544,179	5.000	(b)(d)	07/25/53	1,527,229
JP Morgan Mortgage Trust Series 2023-10, Class A6
585,845	6.000	(b)(d)	05/25/54	587,078
JP Morgan Mortgage Trust Series 2023-DSC1, Class A1
1,542,135	4.625	(b)(d)	07/25/63	1,518,990
JP Morgan Mortgage Trust Series 2024-1, Class A2
1,980,542	6.000	(b)(d)	06/25/54	1,998,413
JP Morgan Mortgage Trust Series 2024-2, Class A5A
600,000	6.000	(b)(d)	08/25/54	612,832
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
1,301,424	5.990	(b)(d)	07/25/64	1,318,863
JP Morgan Mortgage Trust Series 2024-3, Class A4
2,158,488	3.000	(b)(d)	05/25/54	1,969,502
JP Morgan Mortgage Trust Series 2024-VIS1, Class A2
1,751,009	6.192	(b)(d)	07/25/64	1,775,275
JP Morgan Mortgage Trust Series 2023-DSC2, Class A1
655,685	5.250	(b)(d)	11/25/63	659,816
JP Morgan Mortgage Trust Series 2022-DSC1, Class A3
859,910	4.750	(b)(d)	01/25/63	835,668
JP Morgan Mortgage Trust Series 2024-4, Class A5A
725,000	6.000	(b)(d)	10/25/54	738,540
JP Morgan Mortgage Trust Series 2024-5, Class A6
909,010	6.000	(b)(d)	11/25/54	913,577
MFA Trust Series 2020-NQM3, Class B1
800,000	3.661	(b)(d)	01/26/65	723,171
Mill City Mortgage Loan Trust Series 2017-2, Class A3
321,361	3.250	(b)(d)	07/25/59	312,340
OBX Trust Series 2022-NQM1, Class A2
500,000	3.001	(b)(d)	11/25/61	394,255
OBX Trust Series 2022-J2, Class A1
1,050,527	3.500	(b)(d)	08/25/52	953,189
OBX Trust Series 2024-NQM4, Class A1
1,833,026	6.067	(d)(e)	01/25/64	1,854,898
Residential Accredit Loans, Inc. Trust Series 2006-QO7, Class 3A2 (1 mo. USD Term SOFR + 0.524%)
59,196	5.379	(b)	09/25/46	58,175
Residential Mortgage Loan Trust Series 2020-2, Class A3
152,000	2.911	(b)(d)	05/25/60	144,172

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(c) – (continued)
Residential Mortgage Loan Trust Series 2019-2, Class B1
$700,000	4.713	%(b)(d)	05/25/59	$696,035
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
1,875,000	3.000	(b)(d)	04/25/60	1,801,212
Towd Point Mortgage Trust Series 2020-1, Class A2A
550,000	3.100	(b)(d)	01/25/60	499,866
Verus Securitization Trust Series 2021-6, Class A1
223,593	1.630	(b)(d)	10/25/66	194,209
Verus Securitization Trust Series 2021-8, Class A1
560,557	1.824	(b)(d)	11/25/66	510,861
Verus Securitization Trust Series 2021-5, Class A3
879,307	1.373	(b)(d)	09/25/66	756,444
Verus Securitization Trust Series 2021-7, Class A2
690,232	2.137	(b)(d)	10/25/66	609,797
Verus Securitization Trust Series 2022-1, Class A3
1,134,446	3.288	(b)(d)	01/25/67	1,047,434
Visio Trust Series 2020-1, Class M1
500,000	4.450	(b)(d)	08/25/55	477,350

				69,417,972

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				90,760,962

Commercial Mortgage-Backed Securities – 12.5%
Sequential Fixed Rate – 4.9%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
$2,300,000	3.901	%(d)	08/10/35	$2,260,737
Bank Series 2021-BN38, Class A5
1,050,000	2.521	(c)	12/15/64	914,822
Bank Series 2023-BNK45, Class A5
725,000	5.203	(c)	02/15/56	752,252
Bank Series 2021-BN38, Class B
250,000	2.885	(c)	12/15/64	199,510
Bank5 Series 2024-5YR7, Class A3
1,325,000	5.769	(c)	06/15/57	1,389,080
BBCMS Mortgage Trust Series 2023-C20, Class A3
1,600,000	5.991	(c)	07/15/56	1,693,478
BBCMS Mortgage Trust Series 2019-C3, Class C
865,000	4.178	(c)	05/15/52	768,131
BBCMS Mortgage Trust Series 2024-5C25, Class D
1,050,000	4.000	(c)(d)	03/15/57	922,768
BBCMS Mortgage Trust Series 2024-5C27, Class A3
1,375,000	6.014	(c)	07/15/57	1,460,215
BBCMS Mortgage Trust Series 2024-5C29, Class A3
1,450,000	5.208	(c)	09/15/57	1,489,725
Benchmark Mortgage Trust Series 2022-B33, Class A5
1,125,000	3.458	(c)	03/15/55	1,037,845
Benchmark Mortgage Trust Series 2020-B21, Class A5
1,000,000	1.978	(c)	12/17/53	859,330
Benchmark Mortgage Trust Series 2021-B24, Class A5
1,325,000	2.584	(c)	03/15/54	1,153,451
Benchmark Mortgage Trust Series 2020-B22, Class A5
1,050,000	1.973	(c)	01/15/54	895,043
BMO Mortgage Trust Series 2024-5C3, Class D
1,350,000	4.000	(c)(d)	02/15/57	1,190,384
BMO Mortgage Trust Series 2024-5C6, Class A3
1,850,000	5.316	(c)	09/15/57	1,904,871

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
BWAY Mortgage Trust Series 2013-1515, Class A2
$1,400,000	3.454	%(c)(d)	03/10/33	$1,360,182
CFK Trust Series 2020-MF2, Class C
1,200,000	2.995	(d)	03/15/39	1,047,108
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,000,000	3.000	(c)(d)	09/15/50	752,001
COMM Mortgage Trust Series 2017-PANW, Class A
700,000	3.244	(d)	10/10/29	681,746
COMM Mortgage Trust Series 2024-277P, Class A
1,150,000	6.338	(d)	08/10/44	1,207,671
CSMC Trust Series 2017-TIME, Class A
1,600,000	3.646	(d)	11/13/39	1,330,690
DBJPM Mortgage Trust Series 2020-C9, Class A4
2,100,000	1.644	(c)	08/15/53	1,828,924
DOLP Trust Series 2021-NYC, Class A
1,600,000	2.956	(d)	05/10/41	1,422,026
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class B
1,550,000	3.460	(c)	08/15/49	1,368,552
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
1,349,000	3.024	(d)	01/05/39	1,241,582
Morgan Stanley Capital I Trust Series 2021-L7, Class A5
500,000	2.574	(c)	10/15/54	437,991
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
1,575,000	6.890	(c)	12/15/56	1,686,362
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
756,000	3.250	(c)(d)	01/15/60	605,422
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,500,000	2.626	(c)	04/15/54	1,323,941
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class D
825,000	3.000	(c)(d)	01/15/52	640,288
Wells Fargo Commercial Mortgage Trust Series 2024-C63, Class A5
870,000	5.309	(c)	08/15/57	913,310

				36,739,438

Sequential Floating Rate(b) –7.6%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
1,050,000	2.778		11/15/54	904,089
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS
1,100,000	3.989	(c)	09/15/48	1,082,754
Bank Series 2021-BN37, Class A5
600,000	2.618	(c)	11/15/64	525,886
Bank Series 2022-BNK39, Class A4
2,400,000	2.928	(c)	02/15/55	2,160,471
Bank Series 2017-BNK5, Class C
575,000	4.326	(c)	06/15/60	552,422
Bank Series 2021-BN35, Class C
800,000	2.902	(c)	06/15/64	629,358
Bank5 Series 2024-5YR8, Class C
300,000	6.999	(c)	08/15/57	313,127
Bank5 Series 2024-5YR9, Class AS
1,150,000	6.182	(c)	08/15/57	1,207,981

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
Bank5 Series 2024-5YR9, Class C
$1,050,000	6.419	%(c)	08/15/57	$1,082,892
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
2,600,000	6.016	(d)	03/15/37	2,457,270
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
750,000	6.265	(d)	03/15/37	687,257
BBCMS Mortgage Trust Series 2024-5C25, Class B
1,575,000	6.151	(c)	03/15/57	1,621,946
BBCMS Mortgage Trust Series 2024-5C25, Class C
875,000	6.643	(c)	03/15/57	903,516
BBCMS Mortgage Trust Series 2018-TALL, Class C (1 mo. USD Term SOFR + 1.318%)
750,000	6.415	(d)	03/15/37	660,000
BBCMS Mortgage Trust Series 2024-C26, Class C
775,000	6.000	(c)	05/15/57	792,321
BBCMS Mortgage Trust Series 2024-5C29, Class AS
900,000	5.627	(c)	09/15/57	922,755
Benchmark Mortgage Trust Series 2022-B32, Class A5
1,800,000	3.002		01/15/55	1,586,887
BLP Commercial Mortgage Trust Series 2023-IND, Class A (1 mo. USD Term SOFR + 1.692%)
700,000	6.789	(d)	03/15/40	698,253
BMO Mortgage Trust Series 2022-C2, Class A5
1,361,000	4.973		07/15/54	1,386,322
BMO Mortgage Trust Series 2024-5C6, Class AS
1,150,000	5.755	(c)	09/15/57	1,186,998
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
1,132,595	6.488	(d)	03/15/41	1,132,069
BX Commercial Mortgage Trust Series 2024-WPT, Class A (1 mo. USD Term SOFR + 1.541%)
1,250,000	6.638	(d)	03/15/34	1,244,819
BX Commercial Mortgage Trust Series 2024-AIRC, Class A (1 mo. USD Term SOFR + 1.691%)
1,100,000	6.788	(d)	08/15/39	1,101,094
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
1,835,377	7.548	(d)	08/15/39	1,841,245
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,425,000	6.739	(d)	02/15/41	1,418,872
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
500,000	7.187	(d)	03/15/41	502,324
BX Trust Series 2024-PAT, Class B (1 mo. USD Term SOFR + 3.039%)
150,000	8.136	(d)	03/15/41	150,281
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
1,975,000	6.938	(d)	04/15/26	1,973,430
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
1,700,000	7.637	(d)	04/15/26	1,697,405
Commercial Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
2,075,000	6.924	(d)	06/15/41	2,061,274

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
CSAIL Commercial Mortgage Trust Series 2018-CX12, Class AS
$1,750,000	4.463	%(c)	08/15/51	$1,690,014
DC Trust Series 2024-HLTN, Class A
750,000	5.934	(d)	04/13/40	763,063
DC Trust Series 2024-HLTN, Class B
1,625,000	6.686	(d)	04/13/40	1,659,449
HTL Commercial Mortgage Trust Series 2024-T53, Class A
1,300,000	6.072	(d)	05/10/39	1,329,176
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.107%)
1,195,942	6.203	(d)	04/15/37	1,154,311
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,250,000	5.797	(d)	10/05/39	1,281,334
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
950,000	6.987	(d)	08/15/41	951,401
LEX Mortgage Trust Series 2024-BBG, Class A
1,350,000	4.874	(d)	10/13/33	1,348,652
Morgan Stanley Capital I Trust Series 2019-L3, Class B
875,000	3.771	(c)	11/15/52	802,426
Morgan Stanley Capital I Trust Series 2022-L8, Class A5
125,000	3.920	(c)	04/15/55	117,968
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
1,300,000	6.014	(c)	12/15/56	1,429,916
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
1,650,000	6.162	(d)	01/15/36	1,576,187
SCG Mortgage Trust Series 2024-MSP, Class A (1 mo. USD Term SOFR + 1.741%)
1,025,000	6.838	(d)	04/15/41	1,017,719
WB Commercial Mortgage Trust Series 2024-HQ, Class A
1,875,000	6.134	(d)	03/15/40	1,899,181
WB Commercial Mortgage Trust Series 2024-HQ, Class B
1,600,000	6.634	(d)	03/15/40	1,621,289
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
1,750,000	5.484	(d)	07/15/35	1,764,797
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,100,000	5.935	(d)	07/15/35	1,108,612
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class B12 (1 mo. USD Term SOFR + 2.290%)
1,825,000	7.387	(d)	08/15/41	1,796,951

				57,797,764

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$94,537,202

Federal Agencies – 62.5%
Federal Home Loan Mortgage Corp. – 0.1%
$5,655	5.000%		01/01/33	$5,786
258	5.000		03/01/33	264
3,552	5.000		04/01/33	3,637
424	5.000		05/01/33	434
1,439	5.000		06/01/33	1,474
9,170	5.000		07/01/33	9,387
14,023	5.000		08/01/33	14,351

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$1,490	5.000%	09/01/33	$1,523
3,181	5.000	10/01/33	3,256
5,760	5.000	11/01/33	5,897
3,002	5.000	12/01/33	3,074
2,722	5.000	01/01/34	2,787
8,769	5.000	02/01/34	8,977
5,107	5.000	03/01/34	5,232
7,450	5.000	04/01/34	7,630
10,245	5.000	05/01/34	10,488
150,556	5.000	06/01/34	154,137
4,109	5.000	11/01/34	4,208
36,262	5.000	04/01/35	37,123
11	5.000	11/01/35	12

			279,677

Government National Mortgage Association – 27.3%
7,257,080	4.500	12/20/48	7,229,496
2,678,835	5.000	12/20/48	2,722,273
4,164,912	4.500	01/20/49	4,147,780
1,675,570	2.500	10/20/51	1,464,522
2,091,729	2.500	11/20/51	1,825,648
2,878,403	2.500	12/20/51	2,516,441
1,939,694	7.000	02/20/54	1,985,318
3,000,000	2.500	TBA-30yr(f)	2,642,507
8,000,000	2.000	TBA-30yr(f)	6,781,054
48,000,000	4.000	TBA-30yr(f)	46,409,338
15,000,000	4.500	TBA-30yr(f)	14,808,963
100,000,000	5.000	TBA-30yr(f)	100,144,215
5,000,000	6.500	TBA-30yr(f)	5,115,158
8,000,000	5.500	TBA-30yr(f)	8,077,485

			205,870,198

Uniform Mortgage-Backed Security – 35.1%
14,054	4.500	08/01/37	14,159
2,823	4.500	04/01/39	2,847
4,472	4.000	08/01/39	4,398
1,980	4.000	09/01/39	1,947
15,933	4.500	10/01/39	16,051
2,098	4.500	05/01/41	2,116
8,154	4.500	06/01/41	8,225
8,227	4.500	08/01/41	8,298
2,521	4.500	10/01/41	2,543
611	4.500	11/01/42	616
11,075	4.500	12/01/43	11,137
418,158	4.500	11/01/48	416,946
76,413	4.500	01/01/49	76,119
497,848	4.500	06/01/49	495,887
369,859	4.500	08/01/49	368,324
4,897,675	5.000	10/01/49	4,968,870
364,703	4.500	01/01/50	363,170
4,333,894	5.000	03/01/50	4,395,539
6,909,339	6.000	01/01/53	7,117,701
1,799,335	5.500	04/01/53	1,840,726
2,673,858	6.000	04/01/53	2,773,072
19,000,000	2.500	TBA-30yr(f)	16,395,664
24,000,000	3.000	TBA-30yr(f)	21,540,000
40,000,000	4.500	TBA-30yr(f)	39,323,400

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$32,000,000	3.500%	TBA-30yr(f)	$29,808,749
51,000,000	5.500	TBA-30yr(f)	51,780,586
60,000,000	6.000	TBA-30yr(f)	61,411,653
21,000,000	6.500	TBA-30yr(f)	21,650,509

			264,799,252

TOTAL FEDERAL AGENCIES			$470,949,127

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $653,957,016)			$656,247,291

Asset-Backed Securities – 23.7%

Automotive(c) – 2.0%
Bank of America Auto Trust Series 2023-2A, Class A2(d)
$829,345	5.850%	08/17/26	$832,188
Citizens Auto Receivables Trust Series 2024-1, Class A2A(d)
1,837,741	5.430	10/15/26	1,842,465
Exeter Automobile Receivables Trust Series 2024-2A, Class A3
1,075,000	5.630	10/15/26	1,079,027
Ford Credit Auto Owner Trust Series 2023-C, Class A2A
1,609,497	5.680	09/15/26	1,614,691
GM Financial Consumer Automobile Receivables Trust Series 2024-1, Class A2A
1,798,052	5.120	02/16/27	1,801,321
GM Financial Revolving Receivables Trust Series 2024-1, Class A(d)
1,550,000	4.980	12/11/36	1,590,713
Santander Drive Auto Receivables Trust Series 2023-6, Class A2
821,426	6.080	05/17/27	824,347
Santander Drive Auto Receivables Trust Series 2024-1, Class A2
761,002	5.710	02/16/27	763,004
SBNA Auto Receivables Trust Series 2024-A, Class A2(d)
1,390,202	5.700	03/15/27	1,393,465
Tesla Auto Lease Trust Series 2024-A, Class A3(d)
800,000	5.300	06/21/27	808,125
Toyota Auto Receivables Owner Trust Series 2023-B, Class A3
2,650,000	4.710	02/15/28	2,663,209

			15,212,555

Collateralized Loan Obligations – 15.8%
1988 CLO 3 Ltd. Series 2023-3A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.000%)
2,500,000	7.301	10/15/38	2,524,795
1988 CLO 4 Ltd. Series 2024-4A, Class C(b)(c)(d) (3 mo. USD Term SOFR + 2.600%)
2,100,000	7.900	04/15/37	2,118,499
1988 CLO 4 Ltd. Series 2024-4A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 4.250%)
2,700,000	9.550	04/15/37	2,764,325
1988 CLO 5 Ltd. Series 2024-5A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 3.300%)
1,900,000	8.625	07/15/37	1,900,975
37 Capital CLO III Ltd. Series 2023-1A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 6.360%)
1,750,000	11.661	04/15/36	1,795,682

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
AB BSL CLO 4 Ltd. Series 2023-4A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 2.500%)
	$2,600,000	7.782%	04/20/36	$2,622,331
Apidos CLO XXIII Ltd. Series 2015-23A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.482%)
	2,600,000	6.783	04/15/33	2,601,966
Bain Capital Credit CLO Ltd. Series 2024-4A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 3.100%)
	1,300,000	7.970	10/23/37	1,304,043
Ballyrock CLO 23 Ltd. Series 2023-23A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.980%)
	2,600,000	7.265	04/25/36	2,615,106
Barings CLO Ltd. Series 2023-1A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.750%)
	2,700,000	7.032	04/20/36	2,712,255
Barings CLO Ltd. Series 2022-4A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.990%)
	1,325,000	7.272	10/20/34	1,325,000
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 4.250%)
	2,000,000	9.535	01/25/36	2,026,400
Benefit Street Partners CLO XXXV Ltd. Series 2024-35A,
Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.100%)
	1,000,000	11.431	04/25/37	1,013,610
Birch Grove CLO 7 Ltd. Series 2023-7A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.800%)
	2,070,000	7.082	10/20/36	2,083,041
Bridgepoint CLO 2 DAC Series 2X, Class D(b)(c) (3 mo. EUR EURIBOR + 3.000%)
EUR	800,000	6.685	04/15/35	888,308
Bryant Park Funding Ltd. Series 2023-21A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.050%)
	$2,000,000	7.329	10/18/36	2,020,648
Captree Park CLO Ltd. Series 2024-1A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.000%)
	625,000	11.333	07/20/37	635,119
Carval CLO X-C Ltd. Series 2024-2A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 1.800%)
	1,400,000	7.088	07/20/37	1,403,977
Cathedral Lake VII Ltd. Series 2021-7RA, Class CR(b)(c)(d) (3 mo. USD Term SOFR + 2.150%)
	2,000,000	7.451	01/15/32	2,001,374
CIFC Funding Ltd. Series 2023-3A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 7.650%)
	1,025,000	12.932	01/20/37	1,044,722
CIFC Funding Ltd. Series 2023-3A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 2.300%)
	1,300,000	7.582	01/20/37	1,313,733
CIFC Funding Ltd. Series 2022-3A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.410%)
	2,000,000	6.692	04/21/35	2,001,448
Crown City CLO I Series 2020-1A, Class A1AR(b)(c)(d) (3 mo. USD Term SOFR + 1.452%)
	2,000,000	6.734	07/20/34	2,001,198
Crown City CLO IV Series 2022-4A, Class C1R(b)(c)(d) (3 mo. USD Term SOFR + 4.500%)
	1,300,000	9.782	04/20/37	1,317,701

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
Crown City CLO V Series 2023-5A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.600%)
$1,700,000	6.882%	04/20/37	$1,706,098
Elmwood CLO 29 Ltd. Series 2024-5A, Class AR2(b)(c)(d) (3 mo. USD Term SOFR + 1.700%)
1,325,000	7.021	04/20/37	1,330,329
Empower CLO Ltd. Series 2023-1A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 5.500%)
1,000,000	10.785	04/25/36	1,017,562
Generate CLO 15 Ltd. Series 2024-15A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.570%)
2,000,000	6.868	07/20/37	2,008,406
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 3.200%)
700,000	8.515	07/25/37	699,521
Halseypoint CLO 6 Ltd. Series 2022-6A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 5.690%)
800,000	10.972	10/20/34	804,683
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1(b)(c)(d) (3 mo. USD Term SOFR + 1.612%)
9,400,000	6.894	01/20/33	9,405,640
Halseypoint CLO II Ltd. Series 2020-2A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 3.600%)
1,425,000	8.898	07/20/37	1,426,404
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b)(c)(d) (1 mo. USD Term SOFR + 1.600%)
508,017	6.946	05/25/54	511,224
LCCM Trust Series 2021-FL2, Class A(b)(c)(d) (1 mo. USD Term SOFR + 1.314%)
464,544	6.411	12/13/38	460,056
Madison Park Funding LXI Ltd. Series 2023-61A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.730%)
1,000,000	7.012	01/20/37	1,006,595
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(b)(c)(d) (3 mo. USD Term SOFR + 1.530%)
1,500,000	6.831	04/15/37	1,509,785
Man GLG U.S. CLO Ltd. Series 2021-1A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.562%)
6,700,000	6.863	07/15/34	6,700,931
Marathon CLO XIII Ltd. Series 2019-1A, Class A2R2(b)(c)(d) (3 mo. USD Term SOFR + 1.950%)
2,050,000	7.251	04/15/32	2,052,442
MF1 Ltd. Series 2021-FL6, Class A(b)(c)(d) (1 mo. USD Term SOFR + 1.214%)
1,046,943	6.229	07/16/36	1,039,063
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.460%)
1,700,000	6.761	04/15/34	1,710,078
Neuberger Berman Loan Advisers CLO 49 Ltd. Series 2022-49A, Class DR(b)(c)(d) (3 mo. USD Term SOFR + 2.800%)
1,000,000	8.085	07/25/35	998,522
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A, Class DR(b)(c)(d) (3 mo. USD Term SOFR + 2.850%)
1,375,000	8.133	07/23/36	1,375,315
Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 2.950%)
1,525,000	8.237	10/23/36	1,523,966

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
Nissan Master Owner Trust Receivables Series 2024-B, Class A(c)(d)
	$2,725,000	5.050%	02/15/29	$2,776,241
North Westerly VII ESG CLO DAC Series VII-X, Class D(b)(c) (3 mo. EUR EURIBOR + 2.950%)
EUR	1,200,000	6.492	05/15/34	1,311,660
OZLM XVII Ltd. Series 2017-17A, Class A1RR(b)(c)(d) (3 mo. USD Term SOFR + 1.150%)
	$2,361,106	6.432	07/20/30	2,361,488
Palmer Square CLO Ltd. Series 2021-4A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.312%)
	260,000	11.613	10/15/34	260,046
Palmer Square Loan Funding Ltd. Series 2022-3A, Class CR(b)(c)(d) (3 mo. USD Term SOFR + 3.000%)
	3,000,000	8.301	04/15/31	3,003,414
Palmer Square Loan Funding Ltd. Series 2024-3A, Class C(b)(c)(d) (3 mo. USD Term SOFR + 2.950%)
	1,300,000	8.111	08/08/32	1,301,260
Park Blue CLO Ltd. Series 2022-1A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.450%)
	1,200,000	7.732	10/20/34	1,202,423
Park Blue CLO Ltd. Series 2023-3A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.000%)
	2,000,000	7.282	04/20/36	2,010,396
Park Blue CLO Ltd. Series 2023-4A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 5.400%)
	1,350,000	10.685	01/25/37	1,396,595
RRE 5 Loan Management DAC Series 5X, Class A2R(b)(c) (3 mo. EUR EURIBOR + 1.750%)
EUR	2,200,000	5.435	01/15/37	2,449,923
Silver Point CLO 3 Ltd. Series 2023-3A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 5.900%)
	$1,500,000	11.185	11/29/36	1,561,497
Sixth Street CLO XXI Ltd. Series 2022-21A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 3.000%)
	1,720,000	8.301	10/15/35	1,720,000
Sixth Street CLO XXVI Ltd. Series 2024-26A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 2.900%)
	1,600,000	7.747	10/18/37	1,602,213
Sound Point CLO 38 Ltd. Series 2024-38A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.600%)
	2,400,000	6.728	02/20/37	2,411,604
Stellar Jay Ireland DAC Series 2021-1, Class A(d)
	1,506,704	3.967	10/15/41	1,455,921
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(c)(d)
	164,306	5.750	12/20/50	169,506
Trinitas CLO XXV Ltd. Series 2023-25A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.850%)
	1,870,000	7.133	01/23/37	1,887,907
Venture 41 CLO Ltd. Series 2021-41A, Class A1NR(b)(c)(d) (3 mo. USD Term SOFR + 1.430%)
	2,925,000	6.712	01/20/34	2,929,034
Venture 49 CLO Ltd. Series 2024-49A, Class C1(b)(c)(d) (3 mo. USD Term SOFR + 2.650%)
	1,700,000	7.978	04/20/37	1,711,487
Voya CLO Ltd. Series 2019-2A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.200%)
	2,725,000	6.482	07/20/32	2,725,768

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
Voya CLO Ltd. Series 2024-1A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 3.650%)
$1,375,000	8.976%	04/15/37	$1,392,211

			118,963,470

Collateralized Mortgage Obligations(b)(c)(d) – 0.2%
Brookhaven Park CLO Ltd. Series 2024-1A, Class A (3 mo. USD Term SOFR + 1.500%)
1,700,000	6.794	04/19/37	1,708,621

Credit Card(c) – 1.0%
American Express Credit Account Master Trust Series 2022-2, Class A
1,950,000	3.390	05/15/27	1,935,429
Barclays Dryrock Issuance Trust Series 2023-2, Class A(b) (1 mo. USD Term SOFR + 0.900%)
4,100,000	6.242	08/15/28	4,118,569
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
1,350,000	5.230	12/08/27	1,364,302

			7,418,300

Home Equity(b)(c) – 0.2%
JP Morgan Mortgage Trust Series 2023-HE1, Class A1(d) (1 mo. USD Term SOFR + 1.750%)
969,943	7.095	11/25/53	978,656
Lehman XS Trust Series 2007-3, Class 1BA2 (6 mo. USD Term SOFR + 0.928%)
56,936	5.627	03/25/37	54,903
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1 mo. USD Term SOFR + 0.454%)
655,293	5.309	11/25/36	115,314

			1,148,873

Student Loan(b)(c)(d) – 4.5%
AMMC CLO 30 Ltd. Series 2024-30A, Class E (3 mo. USD Term SOFR + 7.730%)
1,000,000	13.021	01/15/37	1,034,067
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR (3 mo. USD Term SOFR + 1.272%)
1,114,260	6.554	04/20/31	1,115,562
Bain Capital CLO Ltd. Series 2024-1A, Class D1 (3 mo. USD Term SOFR + 3.850%)
1,000,000	9.175	04/16/37	1,006,822
Bain Capital Credit CLO Ltd. Series 2023-3A, Class A (3 mo. USD Term SOFR + 1.800%)
3,900,000	7.083	07/24/36	3,929,527
Barings CLO Ltd. Series 2024-1A, Class D (3 mo. USD Term SOFR + 4.000%)
1,325,000	9.269	01/20/37	1,353,009
Benefit Street Partners CLO XXX Ltd. Series 2023-30A, Class C (3 mo. USD Term SOFR + 3.550%)
2,000,000	8.835	04/25/36	2,022,246
Carlyle U.S. CLO Ltd. Series 2024-1A, Class D (3 mo. USD Term SOFR + 3.900%)
1,250,000	9.194	04/15/37	1,271,250
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R (3 mo. USD Term SOFR + 1.830%)
3,900,000	7.131	01/15/37	3,929,507

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Student Loan(b)(c)(d) – (continued)
Elmwood CLO 22 Ltd. Series 2023-1A, Class A (3 mo. USD Term SOFR + 1.800%)
$1,249,000	7.086%	04/17/36	$1,255,867
Elmwood CLO 27 Ltd. Series 2024-3A, Class A (3 mo. USD Term SOFR + 1.520%)
2,875,000	6.799	04/18/37	2,892,181
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR (3 mo. USD Term SOFR + 1.380%)
2,300,000	6.508	05/20/36	2,305,152
Marathon Static CLO Ltd. Series 2022-18A, Class A1R2 (3 mo. USD Term SOFR + 1.150%)
2,014,947	6.432	07/20/30	2,014,952
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R (3 mo. USD Term SOFR + 1.530%)
2,000,000	6.812	04/20/38	2,009,966
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54A, Class D (3 mo. USD Term SOFR + 3.500%)
1,975,000	8.806	04/23/38	1,998,062
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54A, Class E (3 mo. USD Term SOFR + 6.350%)
600,000	11.656	04/23/38	614,467
Parallel Ltd. Series 2023-1A, Class A1 (3 mo. USD Term SOFR + 2.200%)
2,000,000	7.482	07/20/36	2,015,292
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR (3 mo. USD
Term SOFR + 4.500%)
1,325,000	9.782	01/20/37	1,346,366
Voya CLO Ltd. Series 2021-1A, Class D (3 mo. USD Term SOFR + 3.412%)
500,000	8.713	07/15/34	500,612
Wellington Management CLO 2 Ltd. Series 2024-2A, Class D (3 mo. USD Term SOFR + 3.900%)
1,650,000	9.214	04/20/37	1,677,438

			34,292,345

TOTAL ASSET-BACKED SECURITIES (Cost $178,058,372)			$178,744,164

Corporate Obligations – 23.3%

Advertising(c) – 0.1%
Lamar Media Corp.
$645,000	3.625%	01/15/31	$589,582
Outfront Media Capital LLC/Outfront Media Capital Corp. (d)
304,000	5.000	08/15/27	302,039

			891,621

Aerospace & Defense(c) – 0.2%
TransDigm, Inc.
565,000	5.500	11/15/27	563,102
955,000	6.750 (d)	08/15/28	983,841

			1,546,943

Airlines(c)(d) – 0.1%
American Airlines, Inc.
1,100,000	7.250	02/15/28	1,125,663

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Automotive(c)(d) – 0.3%
Phinia, Inc.
	$445,000	6.750%		04/15/29	$460,201
	555,000	6.625		10/15/32	559,213
ZF North America Capital, Inc.
	1,065,000	6.875		04/14/28	1,076,129

					2,095,543

Banks – 3.0%
AIB Group PLC (b)(c) (-1X 5 yr. EUR Swap + 6.629%)
EUR	372,000	6.250		06/23/25	418,233
Banco do Brasil SA (b)(c) (10 yr. CMT + 4.398%)
	$530,000	8.748		04/15/25	537,950
Banco Mercantil del Norte SA (b)(c)(d) (5 yr. CMT + 4.643%)
	640,000	5.875		01/24/27	627,456
Bank of America Corp. (b)(c) (Secured Overnight Financing Rate + 1.570%)
	6,390,000	5.819		09/15/29	6,725,155
Citigroup, Inc. (b)(c) (Secured Overnight Financing Rate + 1.887%)
	3,160,000	4.658		05/24/28	3,185,185
JPMorgan Chase & Co. (b)(c) (Secured Overnight Financing Rate + 1.570%)
	3,095,000	6.087		10/23/29	3,296,918
Morgan Stanley (b)(c) (Secured Overnight Financing Rate + 1.630%)
	6,390,000	5.449		07/20/29	6,636,398
Shinhan Bank Co. Ltd. (d)
	200,000	4.500		04/12/28	201,750
Societe Generale SA (b)(c) (5 yr. USD Swap + 3.929%)
	224,000	6.750		04/06/28	213,078
UBS Group AG (b)(c)(d) (5 yr. CMT + 4.745%)
	470,000	9.250		11/13/28	519,646

					22,361,769

Building Materials(c)(d) – 0.2%
Standard Building Solutions, Inc.
	730,000	6.500		08/15/32	757,499
Summit Materials LLC/Summit Materials Finance Corp.
	305,000	6.500		03/15/27	305,177
	318,000	5.250		01/15/29	315,024

					1,377,700

Chemicals(c) – 0.8%
Chemours Co.
	345,000	5.375		05/15/27	337,686
	540,000	5.750	(d)	11/15/28	512,509
Ingevity Corp. (d)
	1,756,000	3.875		11/01/28	1,646,671
OCP SA (d)
	860,000	6.750		05/02/34	921,679
Olympus Water U.S. Holding Corp. (d)
	1,095,000	7.250		06/15/31	1,139,545
WR Grace Holdings LLC (d)
	1,580,000	5.625		08/15/29	1,484,031

					6,042,121

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services – 0.8%
ADT Security Corp. (c)(d)
$1,830,000	4.125%	08/01/29	$1,747,760
DP World Crescent Ltd.
200,000	4.848	09/26/28	202,125
200,000	3.875	07/18/29	193,875
DP World Ltd.
200,000	5.625	09/25/48	199,600
Herc Holdings, Inc. (c)(d)
1,064,000	5.500	07/15/27	1,062,883
TriNet Group, Inc. (c)(d)
630,000	3.500	03/01/29	584,003
United Rentals North America, Inc. (c)
509,000	3.875	02/15/31	473,416
VT Topco, Inc. (c)(d)
1,339,000	8.500	08/15/30	1,429,784

			5,893,446

Computers(c) – 0.5%
Amentum Escrow Corp. (d)
1,009,000	7.250	08/01/32	1,052,811
KBR, Inc. (d)
598,000	4.750	09/30/28	574,881
McAfee Corp. (d)
1,890,000	7.375	02/15/30	1,844,092
Seagate HDD Cayman
515,000	8.250	12/15/29	559,058

			4,030,842

Diversified Financial Services(c) – 1.7%
AerCap Holdings NV (b) (5 yr. CMT + 4.535%)
508,000	5.875	10/10/79	507,903
AG Issuer LLC (d)
1,433,000	6.250	03/01/28	1,405,143
Focus Financial Partners LLC (d)
1,320,000	6.750	09/15/31	1,330,151
Freedom Mortgage Holdings LLC (d)
1,675,000	9.250	02/01/29	1,742,469
Midcap Financial Issuer Trust (d)
1,411,000	6.500	05/01/28	1,368,444
Navient Corp.
740,000	5.500	03/15/29	717,918
1,030,000	9.375	07/25/30	1,142,723
OneMain Finance Corp.
775,000	3.875	09/15/28	718,813
1,265,000	4.000	09/15/30	1,126,192
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (d)
1,790,000	2.875	10/15/26	1,718,919
StoneX Group, Inc. (d)
820,000	7.875	03/01/31	873,456

			12,652,131

Electrical(c)(d) – 0.7%
Calpine Corp.
878,000	4.625	02/01/29	847,937
Lightning Power LLC
865,000	7.250	08/15/32	908,242

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical(c)(d) – (continued)
NRG Energy, Inc.
$640,000	3.375%		02/15/29	$596,762
Pike Corp.
1,471,000	5.500		09/01/28	1,439,991
Vistra Operations Co. LLC
1,220,000	4.375		05/01/29	1,181,277

				4,974,209

Electronics(c)(d) – 0.5%
Imola Merger Corp.
595,000	4.750		05/15/29	580,666
Sensata Technologies BV
515,000	4.000		04/15/29	490,888
Sensata Technologies, Inc.
1,359,000	4.375		02/15/30	1,299,612
TTM Technologies, Inc.
1,250,000	4.000		03/01/29	1,185,137

				3,556,303

Energy-Alternate Sources(c)(d) – 0.0%
Greenko Dutch BV
179,000	3.850		03/29/26	172,735
Greenko Power II Ltd.
173,500	4.300		12/13/28	163,215

				335,950

Engineering & Construction(c) – 0.2%
Dycom Industries, Inc. (d)
605,000	4.500		04/15/29	584,116
Mexico City Airport Trust
320,000	4.250	(d)	10/31/26	313,712
546,000	5.500		07/31/47	468,364

				1,366,192

Entertainment(c)(d) – 0.4%
Cinemark USA, Inc.
615,000	7.000		08/01/32	642,552
Merlin Entertainments Group U.S. Holdings, Inc.
510,000	7.375		02/15/31	511,443
Motion Bondco DAC
567,000	6.625		11/15/27	538,894
WMG Acquisition Corp.
1,855,000	3.750		12/01/29	1,744,553

				3,437,442

Environmental(c) – 1.0%
GFL Environmental, Inc. (d)
2,760,000	3.500		09/01/28	2,630,059
Madison IAQ LLC (d)
784,000	5.875		06/30/29	763,898
Stericycle, Inc. (d)
615,000	3.875		01/15/29	612,368
Veralto Corp.
2,300,000	5.450		09/18/33	2,410,124
Waste Pro USA, Inc. (d)
1,284,000	5.500		02/15/26	1,279,545

				7,695,994

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing(c) – 0.8%
J.M. Smucker Co.
$2,205,000	6.200%		11/15/33	$2,439,766
Lamb Weston Holdings, Inc. (d)
1,850,000	4.125		01/31/30	1,735,337
Performance Food Group, Inc. (d)
841,000	5.500		10/15/27	838,200
United Natural Foods, Inc. (d)
1,270,000	6.750		10/15/28	1,211,275

				6,224,578

Healthcare Providers & Services(c) – 0.9%
Charles River Laboratories International, Inc. (d)
1,240,000	3.750		03/15/29	1,166,865
Encompass Health Corp.
541,000	4.500		02/01/28	530,970
LifePoint Health, Inc. (d)
1,785,000	5.375		01/15/29	1,680,970
Medline Borrower LP (d)
1,507,000	5.250		10/01/29	1,478,683
Prime Healthcare Services, Inc. (d)
950,000	9.375		09/01/29	978,994
Tenet Healthcare Corp.
711,000	6.125		10/01/28	716,894

				6,553,376

Holding Companies-Diversified(c)(d) – 0.1%
Benteler International AG
990,000	10.500		05/15/28	1,046,836

Insurance(c)(d) – 0.9%
Acrisure LLC/Acrisure Finance, Inc.
1,005,000	8.250		02/01/29	1,037,260
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
615,000	6.750		10/15/27	612,854
Ardonagh Group Finance Ltd.
2,513,000	8.875		02/15/32	2,600,653
BroadStreet Partners, Inc.
1,494,000	5.875		04/15/29	1,428,697
HUB International Ltd.
705,000	7.375		01/31/32	728,660
USI, Inc.
385,000	7.500		01/15/32	398,968

				6,807,092

Internet(c) – 0.6%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (d)
625,000	3.500		03/01/29	586,638
ION Trading Technologies SARL (d)
1,063,000	9.500		05/30/29	1,087,821
Match Group Holdings II LLC (d)
1,184,000	4.625		06/01/28	1,151,191
Prosus NV
1,070,000	3.257		01/19/27	1,032,550
850,000	3.680	(d)	01/21/30	800,062
400,000	4.027	(d)	08/03/50	291,252

				4,949,514

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Iron/Steel(c) – 0.1%
Vale Overseas Ltd.
$710,000	6.400%	06/28/54	$745,642

Leisure Time(c)(d) – 0.2%
Royal Caribbean Cruises Ltd.
1,075,000	5.625	09/30/31	1,088,889
425,000	6.250	03/15/32	440,908

			1,529,797

Lodging(c) – 1.0%
Genting New York LLC/GENNY Capital, Inc. (d)
2,630,000	7.250	10/01/29	2,659,377
Hilton Domestic Operating Co., Inc.
1,409,000	4.875	01/15/30	1,389,979
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. (d)
1,518,000	5.000	06/01/29	1,442,115
MGM Resorts International
1,205,000	4.750	10/15/28	1,180,864
Travel & Leisure Co. (d)
630,000	4.500	12/01/29	596,232

			7,268,567

Machinery - Construction & Mining(c)(d) – 0.1%
Terex Corp.
625,000	6.250	10/15/32	625,000

Machinery-Diversified(c)(d) – 0.3%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
705,000	9.000	02/15/29	733,200
TK Elevator Holdco GmbH
1,420,000	7.625	07/15/28	1,428,776

			2,161,976

Media(c) – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. (d)
735,000	6.375	09/01/29	736,021
1,124,000	4.250	02/01/31	992,728
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (d)
605,000	5.875	08/15/27	593,227
iHeartCommunications, Inc.
221,665	8.375	05/01/27	117,518
News Corp. (d)
1,830,000	3.875	05/15/29	1,730,741
Nexstar Media, Inc. (d)
659,000	5.625	07/15/27	652,871
Sirius XM Radio, Inc. (d)
1,830,000	4.000	07/15/28	1,726,404

			6,549,510

Miscellaneous Manufacturing(c) – 0.1%
Hillenbrand, Inc.
521,000	6.250	02/15/29	530,852

Multi-National(c)(d) – 0.1%
African Export-Import Bank
550,000	2.634	05/17/26	521,824

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Multi-National(c)(d) – (continued)
	$340,000	3.798%		05/17/31	$301,685

					823,509

Oil Field Services – 1.8%
Aethon United BR LP/Aethon United Finance Corp. (c)(d)
	573,000	7.500		10/01/29	580,844
Archrock Partners LP/Archrock Partners Finance Corp. (c)(d)
	745,000	6.625		09/01/32	764,847
Civitas Resources, Inc. (c)(d)
	520,000	8.375		07/01/28	543,447
Ecopetrol SA (c)
	120,000	8.625		01/19/29	129,030
	1,890,000	6.875		04/29/30	1,885,502
	290,000	8.875		01/13/33	310,648
Kodiak Gas Services LLC (c)(d)
	290,000	7.250		02/15/29	300,249
Matador Resources Co. (c)(d)
	836,000	6.250		04/15/33	823,560
Murphy Oil Corp. (c)
	857,000	6.000		10/01/32	845,088
Nabors Industries, Inc. (c)(d)
	795,000	9.125		01/31/30	819,931
Noble Finance II LLC (c)(d)
	960,000	8.000		04/15/30	990,585
Petroleos Mexicanos
	110,000	6.500		01/23/29	103,818
	220,000	8.750	(c)	06/02/29	223,080
Reliance Industries Ltd. (d)
	310,000	3.625		01/12/52	234,552
Saudi Arabian Oil Co. (c)(d)
	260,000	5.750		07/17/54	263,120
SM Energy Co. (c)(d)
	395,000	6.750		08/01/29	396,560
	635,000	7.000		08/01/32	637,743
Sunoco LP/Sunoco Finance Corp. (c)
	1,075,000	7.000	(d)	09/15/28	1,115,936
	595,000	4.500		05/15/29	571,521
Transocean, Inc. (c)(d)
	355,000	8.250		05/15/29	351,901
	360,000	8.500		05/15/31	357,700
USA Compression Partners LP/USA Compression Finance Corp. (c)(d)
	1,055,000	7.125		03/15/29	1,086,513

					13,336,175

Packaging(c) – 1.0%
ARD Finance SA (g)
5.00% Cash or 5.75% PIK
EUR	236,165	5.000		06/30/27	54,433
6.50% Cash or 7.25% PIK
	$2,318,594	6.500	(d)	06/30/27	532,883
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (d)
	515,000	3.250		09/01/28	471,539
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (d)
	684,000	5.250		08/15/27	516,318

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Packaging(c) – (continued)
Berry Global, Inc. (d)
$439,000	4.500%		02/15/26	$433,425
Crown Americas LLC
2,473,000	5.250		04/01/30	2,495,183
LABL, Inc. (d)
196,000	6.750		07/15/26	195,888
206,000	10.500		07/15/27	206,931
Sealed Air Corp./Sealed Air Corp. U.S. (d)
1,650,000	6.125		02/01/28	1,678,050
Trivium Packaging Finance BV (d)
276,000	5.500		08/15/26	274,570
353,000	8.500		08/15/27	353,681

				7,212,901

Pharmaceuticals(c)(d) – 0.3%
Jazz Securities DAC
1,190,000	4.375		01/15/29	1,151,182
Organon & Co./Organon Foreign Debt Co-Issuer BV
1,185,000	4.125		04/30/28	1,138,975

				2,290,157

Pipelines – 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (c)(d)
575,000	5.375		06/15/29	569,676
Buckeye Partners LP (c)
879,000	3.950		12/01/26	853,324
1,285,000	6.875	(d)	07/01/29	1,316,971
CQP Holdco LP/BIP-V Chinook Holdco LLC (c)(d)
1,491,000	5.500		06/15/31	1,461,538
Delek Logistics Partners LP/Delek Logistics Finance Corp. (c)(d)
870,000	8.625		03/15/29	915,962
EnLink Midstream Partners LP (b)(c) (3 mo. USD Term SOFR + 4.372%)
1,195,000	9.313		10/17/24	1,196,661
Galaxy Pipeline Assets Bidco Ltd.
240,000	2.625	(d)	03/31/36	204,900
1,763,491	2.940		09/30/40	1,483,536
430,000	3.250	(d)	09/30/40	347,763
Genesis Energy LP/Genesis Energy Finance Corp. (c)
1,095,000	7.875		05/15/32	1,114,195
Prairie Acquiror LP (c)(d)
645,000	9.000		08/01/29	666,466
Summit Midstream Holdings LLC (c)(d)
1,790,000	8.625		10/31/29	1,872,877
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (c)(d)
855,000	7.375		02/15/29	864,439
Venture Global LNG, Inc. (c)(d)
1,570,000	9.500		02/01/29	1,765,135

				14,633,443

Real Estate Investment Trust(c) – 0.2%
Iron Mountain, Inc. (d)
550,000	7.000		02/15/29	572,935

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(c) – (continued)
MPT Operating Partnership LP/MPT Finance Corp.
$1,083,000	4.625%	08/01/29	$871,880

			1,444,815

Retailing(c) – 0.8%
Asbury Automotive Group, Inc. (d)
615,000	4.625	11/15/29	586,858
CK Hutchison International 20 Ltd. (d)
200,000	2.500	05/08/30	180,813
CK Hutchison International 21 Ltd. (d)
230,000	2.500	04/15/31	202,257
Cougar JV Subsidiary LLC (d)
1,339,000	8.000	05/15/32	1,415,992
Group 1 Automotive, Inc. (d)
264,000	4.000	08/15/28	251,919
LCM Investments Holdings II LLC (d)
1,528,000	4.875	05/01/29	1,467,934
Lithia Motors, Inc. (d)
625,000	3.875	06/01/29	583,469
Penske Automotive Group, Inc.
792,000	3.500	09/01/25	778,671
Sonic Automotive, Inc. (d)
630,000	4.625	11/15/29	591,803

			6,059,716

Semiconductors(c)(d) – 0.1%
Entegris, Inc.
565,000	5.950	06/15/30	575,842

Software(c) – 0.4%
Camelot Finance SA (d)
127,000	4.500	11/01/26	125,136
Castle U.S. Holding Corp. (d)
574,000	9.500	02/15/28	261,939
Clarivate Science Holdings Corp. (d)
610,000	3.875	07/01/28	584,709
Open Text Corp. (d)
1,905,000	3.875	12/01/29	1,771,955
Twilio, Inc.
630,000	3.625	03/15/29	586,095

			3,329,834

Telecommunication Services – 0.1%
Altice France SA (c)(d)
218,000	5.500	01/15/28	158,920
Hughes Satellite Systems Corp.
650,000	6.625	08/01/26	566,124

			725,044

Transportation(c)(d) – 0.1%
Rand Parent LLC
870,000	8.500	02/15/30	886,295

TOTAL CORPORATE OBLIGATIONS (Cost $170,927,098)			$175,694,340

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(b)(h) – 6.4%

Aerospace & Defense–0.1%
Bleriot U.S. Bidco, Inc.(3 mo. USD Term SOFR + 3.250%)
$698,250	7.854%	10/31/30	$698,397

Automotive - Parts–0.2%
Adient U.S. LLC(1 mo. USD Term SOFR + 2.750%)
1,691,500	7.595	01/31/31	1,691,974

Banks–0.2%
Nouryon Finance BV(3 mo. USD Term SOFR + 3.500%)
1,272,995	8.628	04/03/28	1,272,995

Building & Construction–0.2%
KKR Apple Bidco LLC(1 mo. USD Term SOFR + 2.750%)
1,458,750	7.710	09/22/28	1,455,789

Commercial Services–0.8%
Anticimex International AB(3 mo. USD Term SOFR + 3.400%)
3,358,125	8.730	11/16/28	3,353,928
Fleet Midco I Ltd.(6 mo. USD Term SOFR + 2.750%)
2,376,833	7.578	02/21/31	2,370,891

			5,724,819

Consumer Cyclical Services–0.3%
IRB Holding Corp.(1 mo. USD Term SOFR + 2.750%)
2,388,000	7.695	12/15/27	2,384,418

Diversified Financial Services–0.6%
AAL Delaware Holdco, Inc.(1 mo. USD Term SOFR + 3.500%)
2,525,000	8.345	07/30/31	2,533,686
VFH Parent LLC(1 mo. USD Term SOFR + 2.750%)
1,825,000	7.595	06/21/31	1,825,000

			4,358,686

Diversified Manufacturing–0.3%
Chart Industries, Inc.(3 mo. USD Term SOFR + 2.500%)
2,400,000	7.092	03/15/30	2,394,000

Energy–0.2%
WhiteWater DBR HoldCo LLC(3 mo. USD Term SOFR + 2.750%)
1,675,000	7.354	03/03/31	1,671,332

Healthcare–0.2%
LifePoint Health, Inc.(3 mo. USD Term SOFR + 4.750%)
1,695,750	10.054	11/16/28	1,692,358

Internet–0.2%
Plano HoldCo, Inc.(3 mo. USD Term SOFR + 0.000%)
1,300,000	8.092	08/15/31	1,300,000

Machinery–0.3%
TK Elevator U.S. Newco, Inc.(6 mo. USD Term SOFR + 3.500%)
2,388,015	8.588	04/30/30	2,392,003

Media - Non Cable–0.2%
Getty Images, Inc.(6 mo. USD Term SOFR + 4.500%)
531,452	8.845	02/19/26	527,801
iHeartCommunications, Inc.(3 mo. USD Term SOFR + 3.000%)
1,300,000	7.960	05/01/26	1,121,250

			1,649,051

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(b)(h) – (continued)

Metals & Mining–0.2%
Crosby U.S. Acquisition Corp.(1 mo. USD Term SOFR + 3.500%)
$1,662,458	9.247%	08/16/29	$1,664,802

Midstream–0.4%
AL GCX Holdings LLC(1 mo. USD Term SOFR + 2.750%)
525,000	7.601	05/17/29	525,126
CQP Holdco LP(3 mo. USD Term SOFR + 2.250%)
2,369,063	6.854	12/31/30	2,364,869

			2,889,995

Packaging–0.1%
LC Ahab U.S. Bidco LLC(1 mo. USD Term SOFR + 3.500%)
525,000	8.345	05/01/31	526,643

Pipelines–0.3%
Epic Y-Grade Services LP(3 mo. USD Term SOFR + 5.750%)
2,275,000	10.601	06/29/29	2,265,900

Retailers–0.3%
Harbor Freight Tools USA, Inc.(1 mo. USD Term SOFR + 2.500%)–(6 mo. USD Term SOFR + 2.500%)
2,425,000	7.241–7.345	06/05/31	2,385,982

Technology - Software–1.1%
Athenahealth Group, Inc.(1 mo. USD Term SOFR + 3.250%)
1,716,221	8.095	02/15/29	1,703,710
BEP Intermediate Holdco LLC(1 mo. USD Term SOFR + 3.750%)
548,625	8.595	04/25/31	549,997
Camelot U.S. Acquisition LLC(1 mo. USD Term SOFR + 2.750%)
1,960,254	7.595	01/31/31	1,956,333
Drake Software LLC(3 mo. USD Term SOFR + 4.250%)
1,750,000	8.918	06/26/31	1,680,000
Epicor Software Corp.(1 mo. USD Term SOFR + 3.250%)
353,522	8.095	05/30/31	353,642
iSolved, Inc.(1 mo. USD Term SOFR + 3.500%)
637,901	8.345	10/15/30	639,305
McAfee LLC(1 mo. USD Term SOFR + 3.250%)
349,125	8.100	03/01/29	347,488
Travelport Finance (Luxembourg) SARL(3 mo. USD Term SOFR +8.262%)
12,087	12.855	09/30/28	10,415
UKG, Inc.(3 mo. USD Term SOFR + 3.250%)
682,144	7.926	02/10/31	682,144

			7,923,034

Transportation Services–0.2%
MH Sub I LLC(1 mo. USD Term SOFR + 4.250%)
1,716,310	9.095	05/03/28	1,704,261

TOTAL BANK LOANS (Cost $48,377,883)			$48,046,439

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – 1.3%

Euro – 0.3%
Ivory Coast Government International Bonds
EUR	530,000	4.875%	01/30/32	$519,910
Romania Government International Bonds (d)
	1,250,000	3.624	05/26/30	1,322,561

				1,842,471

United States Dollar – 1.0%
Dominican Republic International Bonds (c)
	$236,000	7.050	02/03/31	254,299
	185,000	6.600 (d)	06/01/36	196,193
Export-Import Bank of Korea
	200,000	5.125	01/11/33	209,354
Hungary Government International Bonds
	2,680,000	6.125	05/22/28	2,794,061
Ivory Coast Government International Bonds
	566,000	6.125	06/15/33	532,747
Oman Government International Bonds
	1,410,000	4.750	06/15/26	1,406,475
	1,280,000	5.625	01/17/28	1,310,800
Republic of Poland Government International Bonds (c)
	590,000	5.125	09/18/34	606,042
	370,000	5.500	03/18/54	376,686

				7,686,657

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $9,627,555)				$9,529,128

Municipal Debt Obligations – 1.0%

Illinois – 1.0%
Illinois State GO Bonds Build America Series 2010
	$3,512,143	7.350%	07/01/35	$3,858,536
Illinois State GO Bonds Taxable-Pension Series 2003
	4,028,235	5.100	06/01/33	4,091,465

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $7,793,233)				$7,950,001

Shares		Description		Value

Common Stocks(i) – 0.2%

Media – 0.1%
	242,215	iHeartMedia, Inc. Class A		$448,098

Oil, Gas & Consumable Fuels – 0.1%
	24,684	Summit Midstream Corp.		864,680

TOTAL COMMON STOCKS (Cost $1,306,954)				$1,312,778

Principal Amount		Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 7.8%

U.S. Treasury Inflation-Indexed Bonds(j)
	$25,538,543	1.500%	02/15/53	$23,106,396

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)

U.S. Treasury Notes
$35,580,000	4.250	%(j)	10/15/25	$35,685,628
11,400	3.875		11/30/29	11,551

TOTAL U.S. TREASURY OBLIGATIONS (Cost $57,279,376)				$58,803,575

Shares	Dividend Rate			Value

Investment Company(k) – 0.4%

Goldman Sachs Financial Square Government Fund — Institutional Shares
2,881,731	4.854%			$2,881,731
(Cost $2,881,731)

TOTAL INVESTMENTS – 151.1% (Cost $1,130,209,218)				$1,139,209,447

LIABILITIES IN EXCESS OF OTHER ASSETS – (51.1)%				(385,143,816)

NET ASSETS – 100.0%				$754,065,631

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2024.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $425,889,281 which represents approximately 56.6% of net assets as of September 30, 2024.

(g)	Pay-in-kind securities.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

(h)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i)	Security is currently in default and/or non-income producing.

(j)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(k)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Epicor Software Corp. (B-/B2), due 05/30/31	$41,478	$41,492	$64

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	15,678,000	NZD	17,050,515	10/04/24	$7,598
	AUD	4,285,780	USD	2,804,941	10/02/24	158,130
	AUD	6,223,769	USD	4,270,117	10/04/24	32,968
	AUD	2,386,391	USD	1,586,490	10/15/24	63,761
	AUD	5,909,183	USD	3,908,925	11/07/24	178,694
	AUD	40,723,721	USD	27,720,263	12/18/24	456,691
	AUD	7,610,945	USD	5,144,999	02/26/25	119,598
	AUD	6,653,047	USD	4,547,358	03/03/25	54,513
	AUD	1,663,580	USD	1,144,382	03/19/25	6,198
	BRL	92,306,286	USD	16,635,810	10/02/24	303,966
	BRL	63,063,587	USD	11,513,837	11/04/24	14,678
	BRL	38,720,855	USD	6,905,806	11/26/24	155,439
	BRL	4,216,937	USD	739,561	12/18/24	27,342
	CAD	5,258,855	USD	3,809,575	10/17/24	80,392
	CAD	13,215,646	USD	9,724,537	11/21/24	59,592
	CAD	13,171,376	USD	9,715,439	12/18/24	43,491
	CHF	2,651,927	EUR	2,803,908	10/04/24	13,157
	CHF	4,081,394	EUR	4,332,000	12/18/24	27,415
	CHF	3,645,705	USD	4,333,115	12/18/24	12,693
	CLP	4,375,228,327	USD	4,848,719	10/28/24	15,291
	CLP	366,943,974	USD	386,078	12/18/24	21,704
	CLP	352,471,017	USD	391,126	03/19/25	94
	CNH	132,215,503	USD	18,608,899	10/15/24	284,800
	CNH	26,064,186	USD	3,623,549	10/16/24	101,403
	CNH	31,254,648	USD	4,310,689	11/05/24	163,753
	CNH	128,189,359	USD	18,329,640	12/18/24	82,739
	CNH	71,042,124	USD	9,866,962	01/13/25	355,018
	CNH	70,462,817	USD	9,786,502	01/21/25	357,064
	CNH	70,650,401	USD	9,825,520	01/23/25	346,290

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	CNH	30,422,135	USD	4,227,058	01/27/25	$154,002
	COP	4,920,339,553	USD	1,159,227	10/11/24	8,809
	COP	9,705,821,681	USD	2,269,873	10/15/24	32,869
	COP	1,580,399,336	USD	365,119	12/18/24	6,865
	CZK	92,283,075	EUR	3,640,358	02/06/25	15,076
	CZK	31,863,275	USD	1,405,105	12/18/24	4,600
	EUR	5,413,000	CHF	5,057,128	12/18/24	16,680
	EUR	3,798,321	CZK	95,473,793	10/04/24	13,214
	EUR	2,691,000	HUF	1,075,511,970	12/18/24	12
	EUR	2,438,331	PLN	10,403,319	10/04/24	11,995
	EUR	14,056,062	SEK	158,857,612	10/04/24	3,971
	EUR	578,890	USD	643,629	10/03/24	837
	EUR	2,593,000	USD	2,883,429	10/04/24	3,416
	EUR	12,945,294	USD	13,993,863	10/07/24	420,106
	EUR	3,907,870	USD	4,253,717	10/10/24	98,136
	EUR	19,508,912	USD	21,107,992	10/21/24	628,830
	EUR	3,965,629	USD	4,340,381	10/23/24	78,545
	EUR	3,448,076	USD	3,760,065	10/24/24	82,332
	EUR	11,597,173	USD	12,669,911	10/25/24	254,131
	EUR	42,402,580	USD	47,195,953	12/18/24	157,006
	EUR	3,914,318	USD	4,299,487	01/23/25	77,728
	GBP	1,808,055	EUR	2,170,000	10/04/24	1,367
	GBP	4,398,230	USD	5,878,234	10/04/24	1,975
	GBP	10,869,335	USD	13,525,587	10/17/24	1,006,061
	GBP	3,481,266	USD	4,403,105	11/04/24	251,055
	GBP	10,433,379	USD	13,749,107	11/12/24	199,165
	GBP	6,075,689	USD	7,874,093	11/21/24	248,248
	GBP	19,649,573	USD	26,069,051	12/18/24	196,692
	HKD	6,378,491	USD	818,632	10/28/24	2,186
	HUF	5,661,776,849	USD	15,635,039	10/21/24	214,420
	HUF	809,240,763	USD	2,239,285	12/18/24	21,865
	ILS	3,558,910	USD	951,000	12/18/24	5,996
	INR	169,270,167	USD	2,011,792	12/18/24	411
	JPY	568,672,638	USD	3,930,288	10/17/24	36,492
	JPY	82,390,412	USD	575,456	12/18/24	4,073
	KRW	1,547,281,511	USD	1,163,133	10/07/24	10,472
	KRW	1,595,259,679	USD	1,192,000	10/21/24	18,695
	KRW	4,292,457,517	USD	3,237,636	10/23/24	20,321
	KRW	2,716,145,997	USD	2,031,523	11/05/24	31,185
	KRW	1,258,718,586	USD	942,082	12/18/24	16,155
	KRW	1,349,433,956	USD	1,015,719	03/12/25	15,215
	KRW	1,251,648,914	USD	956,430	03/19/25	66
	NOK	94,988,937	USD	8,904,339	12/18/24	100,594
	NZD	5,736,720	USD	3,628,792	10/04/24	15,715
	NZD	13,987,171	USD	8,714,008	10/10/24	172,058
	NZD	14,644,765	USD	8,772,214	10/24/24	532,371
	NZD	15,378,776	USD	9,013,501	10/31/24	757,777
	NZD	21,388,540	USD	13,294,257	11/06/24	295,405
	NZD	15,573,258	USD	9,711,484	11/25/24	183,168
	NZD	20,957,773	USD	13,151,030	12/18/24	165,174
	PLN	16,837,402	EUR	3,868,888	02/05/25	24,704
	PLN	22,864,351	USD	5,931,661	11/22/24	907
	PLN	9,250,630	USD	2,377,000	12/18/24	20,449
	SEK	29,750,136	EUR	2,628,753	10/04/24	3,267

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	SEK	10,857,206	USD	1,050,879	12/18/24	$22,397
	SGD	14,189,822	USD	11,023,803	10/04/24	18,725
	SGD	24,498,397	USD	18,906,858	12/18/24	229,504
	SGD	13,701,276	USD	10,592,405	03/12/25	149,617
	TWD	95,560,110	USD	2,993,550	10/03/24	24,385
	TWD	95,721,591	USD	3,021,515	10/31/24	11,152
	TWD	79,739,680	USD	2,535,846	12/10/24	4,834
	TWD	78,631,929	USD	2,471,987	12/18/24	36,169
	TWD	52,496,730	USD	1,668,682	03/12/25	25,995
	TWD	77,637,493	USD	2,504,306	03/19/25	4,518
	USD	897,955	AUD	1,294,868	10/04/24	2,689
	USD	2,310,227	BRL	12,578,350	10/02/24	1,886
	USD	3,650,646	BRL	19,852,000	11/04/24	21,545
	USD	3,624,000	CAD	4,874,269	10/04/24	19,669
	USD	2,965,000	CAD	3,988,820	12/18/24	9,605
	USD	251,747	CAD	337,744	03/19/25	984
	USD	7,060,124	CHF	5,913,749	12/18/24	10,729
	USD	5,355,861	CNH	37,332,506	10/08/24	24,612
	USD	2,501,780	CNH	17,439,336	10/15/24	9,686
	USD	5,017,641	CNH	34,570,864	03/19/25	23,607
	USD	1,151,107	COP	4,819,176,410	10/04/24	5,961
	USD	1,161,364	COP	4,864,117,037	10/07/24	6,014
	USD	1,110,646	COP	4,609,180,900	10/10/24	16,319
	USD	20,381,957	COP	84,229,960,028	10/15/24	398,087
	USD	1,159,227	COP	4,844,410,176	10/31/24	12,331
	USD	369,892	COP	1,569,562,724	12/18/24	458
	USD	4,426,785	CZK	99,681,090	12/18/24	16,664
	USD	23,054,573	EUR	20,695,308	10/03/24	14,916
	USD	71,269,845	EUR	63,876,017	10/04/24	155,235
	USD	2,106,447	EUR	1,890,886	10/07/24	1,035
	USD	1,048,033	EUR	940,784	10/10/24	365
	USD	5,401,382	EUR	4,845,158	10/11/24	5,495
	USD	9,972,645	EUR	8,915,291	10/23/24	38,279
	USD	1,189,666	EUR	1,065,346	10/24/24	2,487
	USD	3,950,983	EUR	3,537,138	10/25/24	9,150
	USD	10,812,668	EUR	9,654,168	10/28/24	52,388
	USD	46,087,332	EUR	41,200,753	12/18/24	76,508
	USD	2,876,898	GBP	2,152,065	12/16/24	186
	USD	3,590,144	GBP	2,678,815	12/18/24	9,350
	USD	7,223,832	HUF	2,561,856,007	10/04/24	47,206
	USD	3,449,798	HUF	1,227,015,624	10/21/24	14,916
	USD	2,258,537	HUF	803,955,154	12/18/24	12,156
	USD	976,988	ILS	3,582,979	03/19/25	10,859
	USD	6,142,879	INR	516,195,346	12/18/24	6,595
	USD	2,007,056	INR	169,467,780	03/19/25	4,695
	USD	28,937,197	JPY	4,054,169,240	12/18/24	420,414
	USD	1,160,024	KRW	1,527,925,915	10/21/24	431
	USD	8,548,863	MXN	153,525,517	10/18/24	774,563
	USD	3,325,721	MXN	64,668,640	11/22/24	68,471
	USD	1,141,299	MXN	22,075,833	12/18/24	33,811
	USD	510,112	MXN	10,232,094	03/19/25	3,869
	USD	291,899	NOK	3,069,911	12/18/24	872
	USD	6,108,332	NZD	9,583,201	10/04/24	20,178
	USD	7,598,375	PLN	29,139,859	12/18/24	46,314

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	4,438,285	PLN	17,104,684	03/19/25	$25,247
	USD	1,099,672	SEK	11,112,719	12/18/24	1,138
	USD	10,793,856	SGD	13,845,678	10/04/24	19,141
	USD	2,508,821	SGD	3,208,014	12/18/24	2,954
	USD	3,480,036	ZAR	59,728,204	10/04/24	24,176
	ZAR	14,336,874	USD	784,090	10/02/24	45,574
	ZAR	20,102,273	USD	1,160,012	10/04/24	3,101
	ZAR	129,067,426	USD	7,203,227	11/22/24	233,583
	ZAR	75,270,262	USD	4,205,043	12/09/24	125,773
	ZAR	83,410,056	USD	4,735,290	12/18/24	60,060

TOTAL						$13,666,969

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	BRL	22,038,301	USD	4,054,902	10/02/24	$(10,498)
	BRL	38,804,939	USD	7,287,313	10/18/24	(179,977)
	BRL	19,202,611	USD	3,662,524	10/28/24	(149,727)
	BRL	6,315,935	USD	1,155,089	11/04/24	(487)
	BRL	4,107,118	USD	749,230	12/18/24	(2,299)
	CAD	8,097,491	EUR	5,413,000	12/18/24	(45,363)
	CAD	3,096,770	USD	2,305,076	10/04/24	(15,136)
	CAD	30,194,389	USD	22,456,198	12/18/24	(84,583)
	CHF	8,900,513	EUR	9,465,535	10/04/24	(17,006)
	CHF	5,056,960	EUR	5,413,000	12/18/24	(16,880)
	CHF	1,293,936	USD	1,545,000	12/18/24	(2,583)
	CNH	37,332,506	USD	5,354,165	10/08/24	(22,916)
	CNH	37,332,506	USD	5,359,146	10/15/24	(24,301)
	CNH	34,794,922	USD	5,017,641	12/18/24	(19,899)
	COP	4,819,176,410	USD	1,160,688	10/04/24	(15,542)
	COP	4,864,117,037	USD	1,159,227	10/07/24	(3,877)
	COP	73,792,984,267	USD	18,108,158	10/15/24	(600,499)
	COP	32,629,479,214	USD	7,695,632	12/06/24	(3,951)
	COP	1,588,149,797	USD	369,892	03/19/25	(608)
	CZK	118,959,820	EUR	4,734,587	10/04/24	(18,582)
	CZK	105,754,453	EUR	4,209,970	02/24/25	(27,005)
	CZK	31,868,805	USD	1,418,785	03/19/25	(6,008)
	EUR	12,220,689	CHF	11,548,904	10/04/24	(46,251)
	EUR	15,088,937	CHF	14,253,010	12/18/24	(139,558)
	EUR	9,642,805	GBP	8,034,260	10/04/24	(5,844)
	EUR	20,116,418	USD	22,413,713	10/03/24	(18,522)
	EUR	18,832,931	USD	21,015,895	10/04/24	(48,766)
	EUR	13,014,146	USD	14,543,309	10/11/24	(49,899)
	EUR	13,844,070	USD	15,434,753	10/23/24	(8,218)
	EUR	578,935	USD	647,231	10/24/24	(2,089)
	EUR	12,652,811	USD	14,114,210	10/28/24	(11,723)
	EUR	20,477,640	USD	22,956,166	12/02/24	(103,726)
	EUR	13,806,740	USD	15,471,004	12/18/24	(52,367)
	EUR	7,967,924	USD	8,953,476	03/19/25	(25,575)
	GBP	2,922,117	USD	3,909,793	11/21/24	(3,333)
	HUF	1,492,440,022	USD	4,181,676	12/06/24	(10,321)

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	HUF	806,545,471	USD	2,258,537	03/19/25	$(12,762)
	ILS	3,592,323	USD	976,988	12/18/24	(11,007)
	INR	251,415,516	USD	3,003,315	10/21/24	(5,864)
	INR	252,720,490	USD	3,019,000	10/28/24	(7,040)
	INR	252,387,551	USD	3,013,763	10/31/24	(6,070)
	INR	403,447,319	USD	4,813,000	11/04/24	(6,065)
	INR	1,070,568,579	USD	12,747,340	12/18/24	(20,929)
	JPY	4,376,519,755	USD	31,052,872	12/18/24	(268,696)
	KRW	1,903,955,298	USD	1,451,075	11/05/24	(5,165)
	MXN	131,477,814	USD	6,782,198	10/04/24	(108,991)
	MXN	159,416,062	USD	8,941,269	10/18/24	(868,683)
	MXN	65,755,284	USD	3,614,914	11/22/24	(302,931)
	MXN	10,092,200	USD	510,112	12/18/24	(3,812)
	NOK	33,739,100	EUR	2,884,778	12/18/24	(23,109)
	NOK	31,234,349	USD	2,993,000	12/18/24	(31,990)
	NOK	3,071,688	USD	291,899	03/19/25	(853)
	NZD	10,513,272	AUD	9,670,859	10/04/24	(7,364)
	NZD	9,583,201	USD	6,094,197	10/04/24	(6,042)
	PLN	27,766,370	EUR	6,482,926	10/22/24	(13,308)
	PLN	30,787,705	USD	8,030,285	12/18/24	(51,157)
	SEK	107,996,672	EUR	9,572,059	10/04/24	(20,827)
	SEK	62,360,553	USD	6,215,606	12/18/24	(51,031)
	SEK	11,061,899	USD	1,099,672	03/19/25	(1,468)
	SGD	3,709,013	USD	2,899,229	10/04/24	(12,873)
	SGD	11,559,005	USD	9,038,000	12/18/24	(8,947)
	SGD	3,194,958	USD	2,508,821	03/19/25	(3,156)
	TWD	135,752,021	USD	4,321,936	11/22/24	(7,486)
	USD	2,954,124	AUD	4,285,780	10/02/24	(8,948)
	USD	5,955,850	AUD	8,692,929	10/04/24	(54,400)
	USD	1,010,432	AUD	1,497,072	10/15/24	(24,832)
	USD	4,688,656	AUD	7,034,742	11/07/24	(177,558)
	USD	4,832,357	AUD	7,189,383	12/18/24	(142,014)
	USD	1,735,925	AUD	2,603,366	03/03/25	(64,807)
	USD	18,505,683	BRL	101,759,332	10/02/24	(168,889)
	USD	13,466,901	BRL	76,420,071	10/18/24	(529,851)
	USD	7,349,919	BRL	41,257,818	10/28/24	(197,508)
	USD	1,164,381	BRL	6,377,083	11/04/24	(1,399)
	USD	554,938	BRL	3,058,541	12/18/24	(1,296)
	USD	7,187,078	CAD	9,921,266	10/17/24	(151,666)
	USD	2,005,185	CAD	2,721,899	10/21/24	(8,408)
	USD	27,313,539	CAD	36,933,899	12/18/24	(51,514)
	USD	709,486	CHF	597,717	12/18/24	(3,014)
	USD	4,333,115	CHF	3,613,328	03/19/25	(12,149)
	USD	2,838,083	CLP	2,679,434,170	10/15/24	(140,995)
	USD	1,957,649	CLP	1,786,550,550	10/28/24	(28,487)
	USD	391,126	CLP	352,036,868	12/18/24	(90)
	USD	16,264,818	CNH	117,342,270	10/15/24	(503,484)
	USD	17,212,174	CNH	121,115,597	12/18/24	(184,172)
	USD	11,901,544	CNH	84,262,935	01/13/25	(222,727)
	USD	2,692,776	COP	11,699,060,905	12/18/24	(60,875)
	USD	7,723,979	CZK	175,333,566	12/18/24	(33,182)
	USD	4,767,022	EUR	4,295,152	10/11/24	(16,341)
	USD	25,731,965	EUR	23,826,508	10/21/24	(815,520)
	USD	9,379,305	EUR	8,590,142	10/24/24	(193,204)

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	7,779,222	EUR	7,163,754	10/28/24	$(205,308)
	USD	40,547,005	EUR	36,404,675	12/18/24	(107,812)
	USD	4,349,634	EUR	3,957,810	01/23/25	(76,217)
	USD	13,077,178	GBP	10,473,084	10/17/24	(924,705)
	USD	1,257,907	GBP	965,393	11/04/24	(32,742)
	USD	8,963,186	GBP	6,738,224	11/12/24	(45,074)
	USD	19,409,768	GBP	14,831,776	12/18/24	(415,984)
	USD	6,228,327	HUF	2,280,834,284	10/21/24	(156,593)
	USD	2,615,000	HUF	944,512,373	12/18/24	(24,120)
	USD	964,379	ILS	3,615,134	12/18/24	(7,736)
	USD	4,952,887	INR	417,555,615	12/18/24	(10,816)
	USD	2,011,792	INR	169,318,450	12/23/24	(415)
	USD	2,174,000	JPY	309,605,753	12/18/24	(3,748)
	USD	575,456	JPY	81,537,252	03/19/25	(3,803)
	USD	1,161,797	KRW	1,547,281,511	10/07/24	(11,808)
	USD	2,324,187	KRW	3,091,935,373	10/10/24	(21,321)
	USD	1,160,822	KRW	1,539,482,309	10/21/24	(7,542)
	USD	1,907,430	KRW	2,527,528,299	12/18/24	(16,725)
	USD	2,291,215	MXN	46,085,497	11/22/24	(30,034)
	USD	3,041,048	MXN	61,376,445	12/18/24	(38,051)
	USD	8,596,807	NOK	91,241,454	12/18/24	(52,865)
	USD	13,090,548	NZD	20,725,678	10/04/24	(76,360)
	USD	13,292,659	NZD	21,399,020	10/10/24	(302,163)
	USD	13,634,302	NZD	23,262,757	10/24/24	(1,145,743)
	USD	2,205,465	NZD	3,579,865	11/21/24	(69,051)
	USD	20,748,982	NZD	33,474,102	12/18/24	(519,880)
	USD	2,925,030	NZD	4,641,814	03/19/25	(23,654)
	USD	5,684,877	PLN	21,913,093	11/22/24	(869)
	USD	9,165,756	PLN	35,689,207	12/18/24	(83,675)
	USD	3,871,351	SEK	39,508,028	10/16/24	(22,018)
	USD	11,687,469	SEK	119,505,428	12/18/24	(126,092)
	USD	3,604,918	SGD	4,653,347	10/04/24	(16,320)
	USD	3,112,768	SGD	3,997,878	12/18/24	(10,082)
	USD	2,953,000	TWD	93,875,870	10/03/24	(11,744)
	USD	2,340,518	TWD	74,639,128	10/24/24	(21,790)
	USD	2,504,306	TWD	78,671,771	12/18/24	(5,120)
	USD	5,343,270	ZAR	92,574,670	10/04/24	(13,078)
	USD	880,290	ZAR	15,828,269	11/22/24	(31,728)
	USD	4,422,155	ZAR	79,687,289	12/18/24	(159,167)
	ZAR	19,926,566	USD	1,160,012	10/04/24	(7,066)
	ZAR	14,574,233	USD	839,631	12/30/24	(2,626)

TOTAL						$(12,300,520)

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At September 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	10/21/24	$(8,000,000)	$(7,295,777)
Government National Mortgage Association	6.000	TBA - 30yr	10/15/24	(12,000,000)	(12,201,444)
Government National Mortgage Association	7.000	TBA - 30yr	10/15/24	(2,000,000)	(2,051,164)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	10/15/24	(8,000,000)	(6,615,000)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	11/14/24	(40,000,000)	(39,325,000)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	11/14/24	(152,000,000)	(151,910,958)

(PROCEEDS RECEIVED: $(219,549,258))					$(219,399,343)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	62	12/19/24	$7,085,438	$ (2,207)
30 Year German Euro-Buxl	1	12/06/24	151,700	1,557
5 Year German Euro-Bund	1	12/06/24	150,186	1,679
5 Year U.S. Treasury Notes	900	12/31/24	98,894,532	(331,341)
French 10 Year Government Bonds	1	12/06/24	141,192	744
Ice 3M Sonia Index	241	03/17/26	77,772,233	(51,364)
Ultra 10-Year U.S. Treasury Notes	79	12/19/24	9,345,453	(34,713)
Ultra Long U.S. Treasury Bonds	13	12/19/24	1,730,219	(9,777)

Total				$(425,422)

Short position contracts:
10 Year U.K. Long Gilt	(1)	12/27/24	(131,596)	747
2 Year U.S. Treasury Notes	(643)	12/31/24	(133,899,727)	8,327
20 Year U.S. Treasury Bonds	(155)	12/19/24	(19,249,063)	85,704

Total				$ 94,778

TOTAL FUTURES CONTRACTS				$(330,644)

SWAP CONTRACTS — At September 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(a)	4.430%(a)	12/31/24	$ 10	$(70)	$—	$ (70)

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(b)	9.750%(b)	01/02/26	BRL	61,539		$(354,889)	$(295,641)	$ (59,248)
0.506%(c)	6M JYOR(c)	08/13/26	JPY	11,129,372	(d)	26,251	—	26,251
6M AUDOR(e)	3.000(e)	09/16/26	AUD	123,865	(d)	(255,549)	(167,776)	(87,773)
6M EURO(c)	1.750(c)	09/26/26	EUR	216,192	(d)	74,843	(58,497)	133,340
3.000(c)	12M SOFR(c)	09/26/26		$159,126	(d)	32,493	(20,677)	53,170
Mexico Interbank TIIE
28 Days(b)	9.250(b)	12/16/26	MXN	589,280	(d)	296,771	210,291	86,480
3M CNY(e)	1.750(e)	12/18/26	CNY	97,440	(d)	39,678	23,892	15,786
3.750(a)	12M SOFR(a)	12/18/26		$93,220	(d)	(880,304)	(1,043,984)	163,680
6M EURO(a)	2.500(a)	12/18/26	EUR	146,630	(d)	1,800,720	1,516,487	284,233
3M KWCDC(e)	2.750(e)	12/18/26	KRW	25,182,910	(d)	1,874	(45,669)	47,543
6M EURO(f)	3.000(a)	12/18/26	EUR	12,840	(d)	240,770	134,210	106,560
6M PRIBO(f)	3.250(a)	12/18/26	CZK	195,010	(d)	34,534	1,332	33,202
6M CDOR(f)	3.500(f)	12/18/26	CAD	65,638	(d)	805,937	835,649	(29,712)
6M CDOR(f)	3.750(f)	12/18/26		20,240	(d)	320,232	201,711	118,521
3M NIBOR(f)	3.750(a)	12/18/26	NOK	1,052,710	(d)	254,006	118,690	135,316
12M SOFR(a)	3.750(a)	12/18/26		$196,725	(d)	1,857,733	1,964,022	(106,289)
3.500(f)	3M NZDOR(e)	12/18/26	NZD	72,200	(d)	(109,241)	(122,103)	12,862
6M AUDOR(e)	4.000(e)	12/18/26	AUD	23,130	(d)	142,749	112,846	29,903
12M SOFR(a)	4.000(a)	12/18/26		$15,850	(d)	225,347	165,701	59,646
6M GBP(a)	4.000(a)	12/18/26	GBP	90,450	(d)	614,915	40,928	573,987
6M GBP(a)	4.250(a)	12/18/26		8,770	(d)	114,478	69,992	44,486
6M CLICP(f)	4.500(f)	12/18/26	CLP	6,949,340	(d)	43,251	42,817	434
6M BUBOR(f)	5.500(a)	12/18/26	HUF	474,060	(d)	7,733	1,721	6,012
0.500(a)	6M CHFOR(a)	12/18/26	CHF	298,460	(d)	(829,206)	164,388	(993,594)
6.000(f)	6M MIBOR(f)	12/18/26	INR	1,724,110	(d)	(1,234)	14,404	(15,638)
6M CPIBR(e)	7.250(e)	12/18/26	COP	21,740,480	(d)	30,845	59,474	(28,629)
3M JIBAR(e)	7.250(e)	12/18/26	ZAR	189,920	(d)	42,558	33,265	9,293
3.490(a)	12M SOFR(a)	05/31/27		$10		31	(19)	50
6M GBP(a)	3.500(a)	08/31/27	GBP	255,160	(d)	193,049	247,320	(54,271)
6M GBP(a)	4.000(a)	12/18/27		34,520	(d)	470,639	383,924	86,715
2.500(a)	6M EURO(f)	12/18/27	EUR	2,590	(d)	(32,318)	(20,449)	(11,869)
12M SOFR(a)	3.805(a)	04/13/28		$91,280	(d)	1,262,622	324,099	938,523
6M EURO(f)	2.500(a)	05/14/28	EUR	81,460	(d)	758,614	(445,941)	1,204,555
1.250(a)	6M EURO(f)	12/19/28		2,630		115,562	(33,883)	149,445
10.250(b)	1M BID Average(b)	01/02/29	BRL	81,420		829,267	209,896	619,371
3.500(a)	6M GBP(a)	08/31/29	GBP	235,832	(d)	(534,962)	(879,323)	344,361
12M SOFR(a)	3.038(a)	09/13/29		$88,230	(d)	(162,458)	81,743	(244,201)
2.457(f)	6M CDOR(f)	09/13/29	CAD	117,890	(d)	78,861	(37,934)	116,795
3M CNY(e)	1.750(e)	12/18/29	CNY	11,400	(d)	(4,669)	10,377	(15,046)
6M EURO(a)	2.500(a)	12/18/29	EUR	7,850	(d)	213,355	205,873	7,482
6M CDOR(f)	3.250(f)	12/18/29	CAD	40,560	(d)	959,381	878,614	80,767
3M NIBOR(f)	3.500(a)	12/18/29	NOK	525,450	(d)	114,725	203,109	(88,384)
12M SOFR(a)	3.750(a)	12/18/29		$20,460	(d)	530,041	489,863	40,178
2.000(a)	3M STIBOR(e)	12/18/29	SEK	290,860	(d)	(20,956)	(70,295)	49,339
6M AUDOR(f)	4.000(f)	12/18/29	AUD	67,050	(d)	523,636	772,468	(248,832)
3.750(a)	6M GBP(a)	12/18/29	GBP	13,610	(d)	(167,208)	(165,315)	(1,893)
0.750(a)	6M JYOR(a)	12/18/29	JPY	42,913,500	(d)	(1,749,623)	(1,793,223)	43,600
6.000(f)	6M MIBOR(f)	12/18/29	INR	596,020	(d)	(1,254)	6,218	(7,472)
2.000(e)	6M THOR(e)	12/18/29	THB	284,830	(d)	32,244	42,359	(10,115)
6M CDOR(f)	2.801(f)	09/11/31	CAD	124,170	(d)	(105,244)	49,991	(155,235)
3.215(a)	12M SOFR(a)	09/12/31		$93,650	(d)	131,260	(76,784)	208,044

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(f)	3.000%(a)	11/10/33	EUR	69,480	(d)	$1,874,451	$1,089,218	$785,233
12M SOFR(a)	3.790(a)	05/21/34		$75,880	(d)	1,242,216	446,046	796,170
1.295%(a)	6M JYOR(a)	08/02/34	JPY	8,009,770	(d)	(406,794)	(106,738)	(300,056)
6M GBP(a)	3.500(a)	08/28/34	GBP	47,290	(d)	(290,832)	(78,626)	(212,206)
3.750(a)	12M SOFR(a)	12/18/34		$40,617	(d)	(1,579,297)	(1,562,081)	(17,216)
3M STIBOR(e)	2.250(a)	12/18/34	SEK	169,700	(d)	46,449	(69,545)	115,994
6M EURO(f)	2.500(a)	12/18/34	EUR	58,670	(d)	999,657	448,014	551,643
3M KWCDC(e)	2.750(e)	12/18/34	KRW	955,120	(d)	(3,562)	(8,515)	4,953
6M CDOR(f)	3.250(f)	12/18/34	CAD	11,290	(d)	309,396	211,479	97,917
6M PRIBO(f)	3.500(a)	12/18/34	CZK	33,430	(d)	27,685	13,412	14,273
6M GBP(a)	3.750(a)	12/18/34	GBP	1,120	(d)	19,256	20,712	(1,456)
3.500(a)	3M NIBOR(f)	12/18/34	NOK	66,000	(d)	(28,043)	(19,376)	(8,667)
3M NZDOR(e)	4.000(f)	12/18/34	NZD	12,460	(d)	87,600	89,607	(2,007)
4.500(f)	6M AUDOR(f)	12/18/34	AUD	12,080	(d)	(298,917)	(347,221)	48,304
6.000000(a)	6M BUBOR(f)	12/18/34	HUF	669,050	(d)	(32,582)	(4,568)	(28,014)
0.750(a)	6M CHFOR(a)	12/18/34	CHF	10,260	(d)	(197,063)	(77,772)	(119,291)
5.000(f)	6M CLICP(f)	12/18/34	CLP	1,950,950	(d)	(47,638)	(64,475)	16,837
4.500(a)	6M WIBOR(f)	12/18/34	PLN	12,270	(d)	(22,348)	1,070	(23,418)
6M CPIBR(e)	7.750(e)	12/18/34	COP	10,835,920	(d)	37,809	56	37,753
3M JIBAR(e)	8.750(e)	12/18/34	ZAR	54,220	(d)	57,963	24,796	33,167
6M EURO(f)	2.152(a)	08/09/37	EUR	37,490	(d)	(837,093)	(3,698,000)	2,860,907
12M SOFR(a)	3.391(a)	05/10/38		$22,050	(d)	(164,910)	(630,758)	465,848
6M EURO(f)	3.000(a)	01/25/39	EUR	43,060	(d)	536,357	112,790	423,567
1.451(a)	6M EURO(f)	08/10/42		95,250	(d)	4,016,321	(5,322,038)	9,338,359
2.500(a)	6M EURO(f)	01/25/44		102,960	(d)	(312,770)	(7,073)	(305,697)
6M JYOR(a)	2.160(a)	08/02/44	JPY	9,615,960	(d)	(135,657)	63,611	(199,268)
2.500(a)	6M EURO(f)	12/18/44	EUR	570	(d)	(8,600)	(6,511)	(2,089)
6M EURO(f)	1.051(a)	08/11/47		55,710	(d)	(1,999,938)	(4,588,570)	2,588,632
6M EURO(f)	2.000(a)	01/25/49		61,350	(d)	(30,062)	(64,609)	34,547
2.564(a)	12M SOFR(a)	05/11/53		$21,330	(d)	426,263	(29,941)	456,204
2.000(a)	6M EURO(f)	05/17/53	EUR	24,120	(d)	293,451	109,340	184,111
2.500(a)	6M EURO(f)	11/10/53		37,480	(d)	(1,559,291)	(1,802,306)	243,015
3.380(a)	12M SOFR(a)	04/11/54		$31,930	(d)	(492,064)	(198,302)	(293,762)
3.344(a)	12M SOFR(a)	05/20/54		47,700	(d)	(633,804)	(223,502)	(410,302)
2.250(a)	6M EURO(f)	12/18/54	EUR	12,140	(d)	23,938	(35,626)	59,564

TOTAL						$8,929,367	$(11,975,841)	$20,905,208

(a)	Payments made annually.

(b)	Payments made monthly.

(c)	Payments made at maturity.

(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2024.

(e)	Payments made quarterly.

(f)	Payments made semi-annually.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	4.975%	JPMorgan Securities, Inc.	12/15/56	$10,500	$(1,246,076)	$(1,331,579)	$85,503

(a)	Payments made quarterly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 39	5.000%	2.467%	12/20/27	$21,533	$1,620,075	$1,365,598	$254,477
CDX.NA.IG Index 40	1.000	0.358	06/20/28	26,349	598,765	318,024	280,741
Republic of Chile, 3.240%, 02/06/28	1.000	0.493	06/20/29	5,200	116,646	101,035	15,611
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.638	06/20/29	5,230	83,625	56,967	26,658
Republic of Peru, 8.750%, 11/21/33	1.000	0.697	06/20/29	5,190	69,889	75,447	(5,558)
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.533	06/20/29	5,170	106,579	83,298	23,281

TOTAL					$2,595,579	$2,000,369	$595,210

(a)	Payments made quarterly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)

JPMBKTL3 Index	3MSOFR+0.570%	JPMorgan Securities, Inc.	10/22/24	$60,453	$(3,479,147)

#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.
(a)	Payments made quarterly.

A basket (JPMBKTL3) of common stocks
Common Stocks	Sector	Shares	Value	Weight

Anheuser-Busch InBev Worldwide Inc	Consumer Staples	(695)	$(82,238)	2.0
Energy Transfer LP	Energy	(752)	(81,069)	2.0
HCA Inc	Consumer Staples	(718)	(81,018)	2.0

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPMBKTL3) of common stocks (continued)
Common Stocks	Sector	Shares	Value	Weight

BlackRock Funding Inc	Financials	(695)	$(80,121)	2.0
DuPont de Nemours Inc	Materials	(703)	(80,067)	2.0
Oracle Corp	Technology	(752)	(79,424)	2.0
Cigna Group/The	Consumer Staples	(752)	(79,186)	2.0
FedEx Corp	Industrials	(752)	(78,023)	1.9
Novartis Capital Corp	Consumer Staples	(752)	(77,136)	1.9
Southern Co/The	Utilities	(752)	(73,365)	1.8
Kraft Heinz Foods Co	Consumer Staples	(752)	(69,326)	1.7
Walt Disney Co/The	Communications	(662)	(68,556)	1.7
Comcast Corp	Communications	(752)	(67,742)	1.7
Broadcom Inc	Technology	(752)	(67,536)	1.7
Siemens Financieringsmaatschappij NV	Industrials	(636)	(66,939)	1.7
Wells Fargo & Co	Financials	(752)	(66,574)	1.7
Commonwealth Bank of Australia	Financials	(752)	(64,389)	1.6
BNP Paribas SA	Financials	(616)	(62,774)	1.6
Credit Agricole SA	Financials	(639)	(62,677)	1.6
National Australia Bank Ltd	Financials	(752)	(62,083)	1.5
Cisco Systems Inc	Communications	(752)	(61,686)	1.5
Kinder Morgan Energy Partners LP	Energy	(666)	(60,456)	1.5
RTX Corp	Industrials	(680)	(59,906)	1.5
Enbridge Inc	Energy	(752)	(59,439)	1.5
Bristol-Myers Squibb Co	Consumer Staples	(752)	(59,176)	1.5
Morgan Stanley	Financials	(752)	(59,014)	1.5
TotalEnergies Capital SA	Energy	(598)	(57,321)	1.4
Molson Coors Beverage Co	Consumer Staples	(553)	(57,258)	1.4
Altria Group Inc	Consumer Staples	(636)	(56,975)	1.4
AbbVie Inc	Consumer Staples	(538)	(56,480)	1.4
CVS Health Corp	Consumer Staples	(752)	(55,339)	1.4
Equitable Holdings Inc	Financials	(752)	(55,215)	1.4
Medtronic Inc	Consumer Staples	(571)	(54,994)	1.4
Pfizer Investment Enterprises Pte Ltd	Consumer Staples	(752)	(54,203)	1.3
PacifiCorp	Utilities	(504)	(50,621)	1.3
Apple Inc	Technology	(530)	(45,929)	1.1
UBS Group AG	Financials	(504)	(44,615)	1.1
NextEra Energy Capital Holdings Inc	Utilities	(410)	(42,824)	1.1
Philip Morris International Inc	Consumer Staples	(436)	(42,640)	1.1
MPLX LP	Energy	(519)	(40,525)	1.0
Pacific Gas and Electric Co	Utilities	(428)	(39,065)	1.0
Honeywell International Inc	Industrials	(365)	(35,427)	0.9
UnitedHealth Group Inc	Consumer Staples	(271)	(27,268)	0.7
Alphabet Inc	Communications	(342)	(27,101)	0.7
UnitedHealth Group Inc	Consumer Staples	(282)	(26,439)	0.7
BP Capital Markets America Inc	Energy	(241)	(25,734)	0.6
Microsoft Corp	Technology	(256)	(25,634)	0.6
International Flavors & Fragrances Inc	Materials	(286)	(25,335)	0.6
Pfizer Inc	Consumer Staples	(214)	(24,541)	0.6
Exxon Mobil Corp	Energy	(271)	(24,444)	0.6

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1M IRS	BofA Securities LLC	2.437%	10/21/2024	(14,080,000)	$(14,080,000)	$(166,748)	$ (93,118)	$(73,630)

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

1M IRS	Citibank NA	2.448%	10/07/2024	(13,810,000)	$(13,810,000)	$(146,535)	$ (108,947)	$(37,588)
1M IRS	Citibank NA	2.364	10/28/2024	(14,000,000)	(14,000,000)	(113,840)	(100,889)	(12,951)
1M IRS	Deutsche Bank AG (London)	3.214	10/15/2024	(14,300,000)	(14,300,000)	(44,819)	(133,526)	88,707
2M IRS	JPMorgan Securities, Inc.	3.395	10/03/2024	(14,400,000)	(14,400,000)	(111,378)	(149,076)	37,698
3Y IRS	JPMorgan Securities, Inc.	1.812	09/20/2027	(93,080,000)	(93,080,000)	(187,026)	(242,008)	54,982
3Y IRS	JPMorgan Securities, Inc.	1.820	09/20/2027	(93,080,000)	(93,080,000)	(188,515)	(190,814)	2,299
1M IRS	MS & Co. Int. PLC	2.394	10/14/2024	(13,740,000)	(13,740,000)	(106,578)	(95,440)	(11,138)
1M IRS	MS & Co. Int. PLC	3.275	10/21/2024	(14,660,000)	(14,660,000)	(87,829)	(131,757)	43,928
1M IRS	MS & Co. Int. PLC	3.312	10/28/2024	(14,600,000)	(14,600,000)	(125,262)	(125,706)	444

				(299,750,000)	$(299,750,000)	$(1,278,530)	$(1,371,281)	$92,751

Puts
1M IRS	BofA Securities LLC	2.437	10/21/2024	(14,080,000)	(14,080,000)	(36,299)	(93,118)	56,819
1M IRS	Citibank NA	2.448	10/07/2024	(13,810,000)	(13,810,000)	(8,941)	(108,947)	100,006
1M IRS	Citibank NA	2.364	10/28/2024	(14,000,000)	(14,000,000)	(81,706)	(100,889)	19,183
1M IRS	Deutsche Bank AG (London)	3.214	10/15/2024	(14,300,000)	(14,300,000)	(165,910)	(133,526)	(32,384)
2M IRS	JPMorgan Securities, Inc.	3.395	10/03/2024	(14,400,000)	(14,400,000)	(17,891)	(149,076)	131,185
3Y IRS	JPMorgan Securities, Inc.	4.312	09/20/2027	(93,080,000)	(93,080,000)	(270,463)	(183,833)	(86,630)
3Y IRS	JPMorgan Securities, Inc.	4.320	09/20/2027	(93,080,000)	(93,080,000)	(269,085)	(251,316)	(17,769)
1M IRS	MS & Co. Int. PLC	2.394	10/14/2024	(13,740,000)	(13,740,000)	(40,509)	(95,440)	54,931
1M IRS	MS & Co. Int. PLC	3.275	10/21/2024	(14,660,000)	(14,660,000)	(132,601)	(131,757)	(844)
1M IRS	MS & Co. Int. PLC	3.312	10/28/2024	(14,600,000)	(14,600,000)	(120,022)	(125,706)	5,684

				(299,750,000)	$(299,750,000)	$(1,143,427)	$(1,373,608)	$ 230,181

Total written option contracts				(599,500,000)	$(599,500,000)	$(2,421,957)	$(2,744,889)	$ 322,932

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put BRL	Barclays Bank PLC	$5.698	10/16/2024	22,662,000	$22,662,000	$41,698	$ 527,345	$ (485,647)
Call USD/Put BRL	Barclays Bank PLC	5.350	10/24/2024	10,846,000	10,846,000	286,486	271,041	15,445
Call USD/Put BRL	Barclays Bank PLC	5.590	10/24/2024	11,133,000	11,133,000	74,480	264,298	(189,818)
Call USD/Put BRL	Barclays Bank PLC	5.774	11/22/2024	23,476,000	23,476,000	169,168	439,940	(270,772)
Call EUR/Put CHF	BNP Paribas SA	0.949	10/02/2024	7,040,000	7,040,000	1,348	35,913	(34,565)
Call USD/Put CAD	BofA Securities LLC	1.363	11/20/2024	23,284,000	23,284,000	101,914	206,925	(105,011)
Call USD/Put COP	BofA Securities LLC	4,020.000	10/10/2024	21,624,000	21,624,000	985,168	568,322	416,846
Call USD/Put COP	BofA Securities LLC	4,320.000	12/04/2024	23,651,000	23,651,000	395,137	501,235	(106,098)

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put KRW	BofA Securities LLC	$1,336.000	11/01/2024	23,619,000	$23,619,000	$120,717	$ 104,302	$ 16,415
Call USD/Put KRW	BofA Securities LLC	1,374.500	03/10/2025	47,548,000	47,548,000	396,931	596,490	(199,559)
Call USD/Put MXN	BofA Securities LLC	18.535	11/20/2024	11,460,000	11,460,000	791,049	273,023	518,026
Call USD/Put SGD	BofA Securities LLC	1.326	03/10/2025	23,774,000	23,774,000	62,121	133,134	(71,013)
Call USD/Put ZAR	BofA Securities LLC	18.195	12/05/2024	11,853,000	11,853,000	92,560	239,312	(146,752)
Call USD/Put CNH	Deutsche Bank AG (London)	7.239	10/10/2024	10,812,000	10,812,000	22	101,633	(101,611)
Call USD/Put HUF	Deutsche Bank AG (London)	379.000	10/17/2024	12,922,000	12,922,000	1,266	307,414	(306,148)
Call USD/Put HUF	Deutsche Bank AG (London)	367.000	12/04/2024	17,738,000	17,738,000	148,503	176,600	(28,097)
Call USD/Put MXN	Deutsche Bank AG (London)	17.623	10/16/2024	10,823,000	10,823,000	1,155,528	262,143	893,385
Call USD/Put MXN	Deutsche Bank AG (London)	20.540	11/20/2024	11,822,000	11,822,000	167,340	322,657	(155,317)
Call USD/Put TWD	Deutsche Bank AG (London)	32.300	03/10/2025	47,548,000	47,548,000	328,699	517,132	(188,433)
Call USD/Put CNH	HSBC Bank PLC	7.294	11/01/2024	11,288,000	11,288,000	1,185	77,244	(76,059)
Call USD/Put CNH	HSBC Bank PLC	7.390	01/09/2025	22,642,000	22,642,000	22,234	126,686	(104,452)
Call USD/Put KRW	HSBC Bank PLC	1,360.000	11/01/2024	47,239,000	47,239,000	81,440	333,035	(251,595)
Call USD/Put TWD	HSBC Bank PLC	32.000	12/06/2024	47,438,000	47,438,000	318,878	389,466	(70,588)
Call USD/Put ZAR	HSBC Bank PLC	18.039	11/20/2024	17,463,216	17,463,216	121,247	406,509	(285,262)
Call AUD/Put USD	JPMorgan Securities, Inc.	0.663	11/05/2024	12,465,000	12,465,000	372,086	213,849	158,237
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.540	02/04/2025	10,804,000	10,804,000	50,920	99,784	(48,864)
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.200	02/20/2025	10,496,000	10,496,000	113,693	114,359	(666)
Call EUR/Put PLN	JPMorgan Securities, Inc.	4.308	10/18/2024	21,043,000	21,043,000	52,142	155,098	(102,956)
Call USD/Put BRL	JPMorgan Securities, Inc.	5.857	10/24/2024	11,283,000	11,283,000	13,370	298,559	(285,189)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.254	10/14/2024	10,828,000	10,828,000	54	109,579	(109,525)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.387	01/17/2025	22,855,000	22,855,000	26,558	125,817	(99,259)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.383	01/21/2025	22,930,000	22,930,000	28,525	133,957	(105,432)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.262	01/23/2025	11,477,000	11,477,000	28,509	121,668	(93,159)
Call EUR/Put USD	MS & Co. Int. PLC	1.083	10/24/2024	7,604,000	7,604,000	240,770	127,449	113,321

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put CNH	MS & Co. Int. PLC	$7.235	10/10/2024	10,883,000	$10,883,000	$33	$ 101,941	$ (101,908)
Call USD/Put HUF	MS & Co. Int. PLC	362.650	10/17/2024	13,747,000	13,747,000	39,358	198,988	(159,630)
Call USD/Put MXN	MS & Co. Int. PLC	19.595	11/20/2024	11,345,094	11,345,094	362,181	326,739	35,442
Call EUR/Put PLN	UBS AG (London)	4.373	02/03/2025	10,759,000	10,759,000	89,080	165,188	(76,108)
Call USD/Put COP	UBS AG (London)	4,190.000	10/10/2024	22,266,000	22,266,000	264,876	509,178	(244,302)

				730,490,310	$730,490,310	$7,547,274	$9,983,952	$(2,436,678)

Puts
Put EUR/Call USD	Barclays Bank PLC	1.089	01/21/2025	10,504,000	10,504,000	60,310	145,940	(85,630)
Put EUR/Call CHF	BNP Paribas SA	0.949	10/02/2024	7,040,000	7,040,000	59,973	35,913	24,060
Put EUR/Call USD	BNP Paribas SA	1.076	10/03/2024	32,278,000	32,278,000	—	240,998	(240,998)
Put EUR/Call USD	BNP Paribas SA	1.112	10/09/2024	31,759,000	31,759,000	124,441	224,091	(99,650)
Put EUR/Call USD	BNP Paribas SA	1.100	10/09/2024	42,489,000	42,489,000	35,283	236,470	(201,187)
Put EUR/Call USD	BNP Paribas SA	1.062	10/17/2024	10,128,500	10,128,500	135	114,449	(114,314)
Put EUR/Call USD	BNP Paribas SA	1.111	10/24/2024	32,554,000	32,554,000	180,861	168,356	12,505
Put EUR/Call USD	BNP Paribas SA	1.105	11/28/2024	32,320,000	32,320,000	247,918	199,317	48,601
Put EUR/Call USD	BNP Paribas SA	1.112	11/28/2024	32,393,000	32,393,000	336,171	263,297	72,874
Put GBP/Call USD	BNP Paribas SA	1.254	10/31/2024	8,996,000	8,996,000	445	130,435	(129,990)
Put GBP/Call USD	BNP Paribas SA	1.323	11/19/2024	13,543,000	13,543,000	133,281	128,912	4,369
Put NZD/Call USD	BNP Paribas SA	0.606	11/04/2024	57,336,000	57,336,000	53,509	313,837	(260,328)
Put NZD/Call USD	BNP Paribas SA	0.622	11/04/2024	38,210,000	38,210,000	119,529	150,526	(30,997)
Put USD/Call CNH	BNP Paribas SA	7.020	01/09/2025	22,642,000	22,642,000	411,700	263,779	147,921
Put AUD/Call USD	BofA Securities LLC	0.646	02/27/2025	26,803,000	26,803,000	105,567	248,731	(143,164)
Put EUR/Call USD	BofA Securities LLC	1.082	10/08/2024	10,444,000	10,444,000	244	90,599	(90,355)
Put EUR/Call USD	BofA Securities LLC	1.085	10/23/2024	31,523,000	31,523,000	16,106	262,355	(246,249)
Put NZD/Call USD	BofA Securities LLC	0.619	11/21/2024	38,786,000	38,786,000	171,105	316,990	(145,885)
Put EUR/Call USD	Deutsche Bank AG (London)	1.113	10/01/2024	43,083,000	43,083,000	43,882	199,229	(155,347)

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put GBP/Call USD	HSBC Bank PLC	$1.233	10/15/2024	23,081,000	$23,081,000	$—	$ 438,284	$ (438,284)
Put GBP/Call USD	HSBC Bank PLC	1.293	11/19/2024	13,543,000	13,543,000	43,147	222,578	(179,431)
Put AUD/Call USD	JPMorgan Securities, Inc.	0.673	02/24/2025	17,420,000	17,420,000	163,416	280,599	(117,183)
Put NZD/Call USD	JPMorgan Securities, Inc.	0.618	10/08/2024	38,003,000	38,003,000	12,289	214,998	(202,709)
Put EUR/Call USD	MS & Co. Int. PLC	1.083	10/24/2024	7,604,000	7,604,000	3,496	127,449	(123,953)
Put GBP/Call USD	MS & Co. Int. PLC	1.308	11/08/2024	27,041,000	27,041,000	121,581	316,953	(195,372)
Put NZD/Call USD	Standard Chartered Bank	0.581	10/29/2024	39,290,000	39,290,000	1,747	321,072	(319,325)
Put EUR/Call USD	UBS AG (London)	1.062	10/17/2024	10,128,500	10,128,500	135	91,209	(91,074)
Put EUR/Call USD	UBS AG (London)	1.086	10/21/2024	10,225,000	10,225,000	4,837	121,482	(116,645)
Put NZD/Call USD	UBS AG (London)	0.593	10/22/2024	38,224,000	38,224,000	3,813	301,471	(297,658)

				747,391,000	$747,391,000	$2,454,921	$ 6,170,319	$(3,715,398)

Total purchased option contracts				1,477,881,310	$1,477,881,310	$10,002,195	$16,154,271	$(6,152,076)

Written option contracts
Calls
Call AUD/Put NZD	Barclays Bank PLC	1.091	10/17/2024	(16,012,000)	(16,012,000)	(53,678)	(73,555)	19,877
Call EUR/Put GBP	Barclays Bank PLC	0.835	10/30/2024	(9,696,000)	(9,696,000)	(49,076)	(56,721)	7,645
Call USD/Put BRL	Barclays Bank PLC	5.698	10/16/2024	(22,662,000)	(22,662,000)	(41,698)	(838,494)	796,796
Call USD/Put BRL	Barclays Bank PLC	5.350	10/24/2024	(10,846,000)	(10,846,000)	(286,486)	(464,100)	177,614
Call USD/Put SGD	Barclays Bank PLC	1.291	10/21/2024	(10,776,000)	(10,776,000)	(29,526)	(59,322)	29,796
Call EUR/Put USD	BNP Paribas SA	1.083	10/24/2024	(7,604,000)	(7,604,000)	(240,770)	(140,711)	(100,059)
Call USD/Put CNH	BNP Paribas SA	7.390	01/09/2025	(22,642,000)	(22,642,000)	(22,234)	(80,832)	58,598
Call USD/Put GBP	BNP Paribas SA	0.841	10/21/2024	(9,693,000)	(9,693,000)	(14,653)	(48,742)	34,089
Call AUD/Put NZD	BofA Securities LLC	1.086	10/03/2024	(15,848,000)	(15,848,000)	(41,021)	(73,881)	32,860
Call USD/Put COP	BofA Securities LLC	4,190.000	10/10/2024	(22,266,000)	(22,266,000)	(264,876)	(450,552)	185,676
Call USD/Put KRW	BofA Securities LLC	1,360.000	11/01/2024	(47,239,000)	(47,239,000)	(81,440)	(72,370)	(9,070)
Call USD/Put KRW	BofA Securities LLC	1,325.800	03/10/2025	(23,774,000)	(23,774,000)	(431,569)	(601,482)	169,913

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put MXN	BofA Securities LLC	$17.623	10/16/2024	(10,823,000)	$(10,823,000)	$(1,155,528)	$ (406,674)	$ (748,854)
Call EUR/Put CHF	Deutsche Bank AG (London)	0.949	10/02/2024	(7,040,000)	(7,040,000)	(1,348)	(27,461)	26,113
Call USD/Put HUF	Deutsche Bank AG (London)	362.650	10/17/2024	(13,747,000)	(13,747,000)	(39,358)	(83,225)	43,867
Call USD/Put MXN	Deutsche Bank AG (London)	19.595	11/20/2024	(11,345,094)	(11,345,094)	(362,181)	(535,250)	173,069
Call USD/Put TWD	Deutsche Bank AG (London)	31.400	03/10/2025	(23,774,000)	(23,774,000)	(351,308)	(517,940)	166,632
Call USD/Put CNH	HSBC Bank PLC	7.235	10/10/2024	(10,883,000)	(10,883,000)	(33)	(111,007)	110,974
Call USD/Put KRW	HSBC Bank PLC	1,336.000	11/01/2024	(23,619,000)	(23,619,000)	(120,740)	(327,831)	207,091
Call USD/Put TWD	HSBC Bank PLC	31.400	12/06/2024	(23,719,000)	(23,719,000)	(339,158)	(387,687)	48,529
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.090	10/24/2024	(15,826,000)	(15,826,000)	(62,158)	(68,498)	6,340
Call AUD/Put USD	JPMorgan Securities, Inc.	0.663	11/05/2024	(12,465,000)	(12,465,000)	(372,086)	(201,760)	(170,326)
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.302	10/24/2024	(9,748,000)	(9,748,000)	(62,447)	(65,724)	3,277
Call USD/Put BRL	JPMorgan Securities, Inc.	5.590	10/24/2024	(11,133,000)	(11,133,000)	(74,480)	(519,332)	444,852
Call USD/Put CNH	JPMorgan Securities, Inc.	7.239	10/10/2024	(10,812,000)	(10,812,000)	(22)	(79,685)	79,663
Call EUR/Put CHF	MS & Co. Int. PLC	0.941	10/01/2024	(9,604,000)	(9,604,000)	(25,305)	(83,686)	58,381
Call EUR/Put GBP	MS & Co. Int. PLC	0.844	10/03/2024	(9,638,000)	(9,638,000)	(129)	(53,103)	52,974
Call USD/Put HUF	MS & Co. Int. PLC	379.000	10/17/2024	(12,922,000)	(12,922,000)	(1,266)	(64,868)	63,602
Call USD/Put MXN	MS & Co. Int. PLC	18.535	11/20/2024	(11,455,662)	(11,455,662)	(790,750)	(656,295)	(134,455)
Call EUR/Put CHF	UBS AG (London)	0.943	10/03/2024	(9,602,000)	(9,602,000)	(25,310)	(81,652)	56,342
Call USD/Put BRL	UBS AG (London)	5.857	10/24/2024	(11,283,000)	(11,283,000)	(13,370)	(159,203)	145,833
Call USD/Put COP	UBS AG (London)	4,020.000	10/10/2024	(21,624,000)	(21,624,000)	(985,168)	(882,577)	(102,591)

				(490,120,756)	$(490,120,756)	$(6,339,172)	$(8,274,220)	$1,935,048

Puts
Put AUD/Call NZD	Barclays Bank PLC	1.091	10/17/2024	(16,012,000)	(16,012,000)	(72,198)	(73,555)	1,357
Put EUR/Call GBP	Barclays Bank PLC	0.835	10/30/2024	(9,696,000)	(9,696,000)	(61,013)	(56,721)	(4,292)
Put USD/Call SGD	Barclays Bank PLC	1.291	10/21/2024	(10,776,000)	(10,776,000)	(85,098)	(59,322)	(25,776)
Put EUR/Call GBP	BNP Paribas SA	0.841	10/21/2024	(9,693,000)	(9,693,000)	(108,675)	(48,741)	(59,934)

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call USD	BNP Paribas SA	$1.113	10/01/2024	(43,083,000)	$	`(43,083,000)	$(43,882)	$ (153,500)	$ 109,618
Put EUR/Call USD	BNP Paribas SA	1.112	10/09/2024	(31,759,000)		(31,759,000)	(124,441)	(341,089)	216,648
Put EUR/Call USD	BNP Paribas SA	1.100	10/09/2024	(42,489,000)		(42,489,000)	(35,283)	(39,416)	4,133
Put EUR/Call USD	BNP Paribas SA	1.062	10/17/2024	(20,257,000)		(20,257,000)	(271)	(314,330)	314,059
Put EUR/Call USD	BNP Paribas SA	1.085	10/23/2024	(31,523,000)		(31,523,000)	(16,106)	(63,760)	47,654
Put EUR/Call USD	BNP Paribas SA	1.083	10/24/2024	(7,604,000)		(7,604,000)	(3,496)	(140,711)	137,215
Put EUR/Call USD	BNP Paribas SA	1.111	10/24/2024	(32,554,000)		(32,554,000)	(180,861)	(118,388)	(62,473)
Put GBP/Call USD	BNP Paribas SA	1.233	10/15/2024	(23,081,000)		(23,081,000)	—	(416,372)	416,372
Put GBP/Call USD	BNP Paribas SA	1.254	10/31/2024	(8,996,000)		(8,996,000)	(445)	(24,140)	23,695
Put GBP/Call USD	BNP Paribas SA	1.293	11/19/2024	(13,543,000)		(13,543,000)	(43,129)	(41,412)	(1,717)
Put NZD/Call USD	BNP Paribas SA	0.618	10/08/2024	(38,003,000)		(38,003,000)	(12,289)	(289,580)	277,291
Put NZD/Call USD	BNP Paribas SA	0.606	11/04/2024	(57,336,000)		(57,336,000)	(53,509)	(66,433)	12,924
Put AUD/Call USD	BofA Securities LLC	1.086	10/03/2024	(15,848,000)		(15,848,000)	(10,715)	(73,881)	63,166
Put EUR/Call USD	BofA Securities LLC	1.082	10/08/2024	(10,444,000)		(10,444,000)	(244)	(15,374)	15,130
Put USD/Call SGD	BofA Securities LLC	1.263	03/10/2025	(23,774,000)		(23,774,000)	(202,578)	(123,743)	(78,835)
Put USD/Call TWD	BofA Securities LLC	31.100	11/20/2024	(11,642,000)		(11,642,000)	(94,626)	(134,279)	39,653
Put EUR/Call CHF	Deutsche Bank AG (London)	0.949	10/02/2024	(7,040,000)		(7,040,000)	(59,973)	(27,461)	(32,512)
Put EUR/Call USD	Deutsche Bank AG (London)	1.089	01/21/2025	(10,504,000)		(10,504,000)	(60,310)	(149,384)	89,074
Put GBP/Call USD	Deutsche Bank AG (London)	1.308	11/08/2024	(27,041,000)		(27,041,000)	(121,581)	(165,046)	43,465
Put USD/Call CNH	HSBC Bank PLC	7.020	01/09/2025	(22,642,000)		(22,642,000)	(411,700)	(118,851)	(292,849)
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.090	10/24/2024	(15,826,000)		(15,826,000)	(74,543)	(68,498)	(6,045)
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.302	10/24/2024	(9,748,000)		(9,748,000)	(62,220)	(65,725)	3,505
Put EUR/Call USD	JPMorgan Securities, Inc.	1.076	10/03/2024	(32,278,000)		(32,278,000)	—	(28,009)	28,009
Put USD/Call CNH	JPMorgan Securities, Inc.	7.022	01/17/2025	(22,855,000)		(22,855,000)	(438,610)	(121,040)	(317,570)
Put USD/Call CNH	JPMorgan Securities, Inc.	7.010	01/21/2025	(22,930,000)		(22,930,000)	(420,307)	(124,992)	(295,315)
Put EUR/Call CHF	MS & Co. Int. PLC	0.941	10/01/2024	(9,604,000)		(9,604,000)	(8,039)	(83,685)	75,646

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call GBP	MS & Co. Int. PLC	$0.844	10/03/2024	(9,638,000)	$(9,638,000)	$(139,256)	$(53,102)	$(86,154)
Put NZD/Call USD	Standard Chartered Bank	0.593	10/22/2024	(38,224,000)	(38,224,000)	(3,813)	(522,519)	518,706
Put EUR/Call CHF	UBS AG (London)	0.943	10/03/2024	(9,602,000)	(9,602,000)	(33,979)	(81,653)	47,674

				(696,045,000)	$(696,045,000)	$(2,983,190)	$(4,204,712)	$1,221,522

Total written option contracts				(1,186,165,756)	$(1,186,165,756)	$(9,322,362)	$(12,478,932)	$3,156,570

TOTAL				291,715,554	$291,715,554	$679,833	$3,675,339	$(2,995,506)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
GO	—General Obligation
LLC	—Limited Liability Company
LP	—Limited Partnership
PI	—Private Investment
PIK	—Payment in kind
PLC	—Public Limited Company
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
2M IRS	—2 Months Interest Rate Swaptions
3Y IRS	—3 Year Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.HY Ind 39	—CDX North America High Yield Index 39
CDX.NA.IG Ind 40	—CDX North America Investment Grade Index 40
CHFOR	—Swiss Franc Offered Rate
CLICP	—Sinacofi Chile Interbank Rate
CMBX	—Commercial Mortgage Backed Securities Index
EURO	—Euro Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 34.7%

Collateralized Mortgage Obligations – 5.1%
Interest Only(a) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 5002, Class SJ (-1X 1 mo. USD Term SOFR + 5.986%)
$909,343	0.705	%(b)	07/25/50	$121,626
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class IH
814,713	3.000		08/25/50	139,019
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
383,754	0.544	(b)	05/15/46	46,754
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
107,412	0.594	(b)	03/15/44	11,695
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
800,416	4.000		08/25/50	161,065
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
300,415	0.705	(b)	05/25/47	40,370
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 1 mo. USD Term SOFR + 5.836%)
143,712	0.555	(b)	02/25/42	15,725
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
116,088	1.025	(b)(c)	10/20/43	6,829
Government National Mortgage Association REMICS Series 2015-129, Class IC
88,610	4.500	(c)	09/16/45	17,134
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
133,013	0.975	(b)(c)	01/20/49	15,897
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
91,580	1.025	(b)(c)	06/20/49	10,851
Government National Mortgage Association REMICS Series 2020-78, Class DI
543,379	4.000	(c)	06/20/50	113,728
Government National Mortgage Association REMICS Series 2020-146, Class KI
1,120,431	2.500	(c)	10/20/50	162,370
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
219,510	0.975	(b)(c)	08/20/43	26,233
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
134,314	1.175	(b)(c)	09/20/45	17,776
Government National Mortgage Association REMICS Series 2016-27, Class IA
94,453	4.000	(c)	06/20/45	12,954
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
273,211	1.125	(b)(c)	09/20/48	35,117

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
$262,929	1.175	%(b)(c)	02/20/40	$32,155
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
98,941	1.125	(b)(c)	01/20/46	12,587
Government National Mortgage Association REMICS Series 2019-151, Class IA
1,254,736	3.500	(c)	12/20/49	233,774
Government National Mortgage Association REMICS Series 2016-138, Class GI
232,723	4.000	(c)	10/20/46	47,291
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
80,211	1.175	(b)(c)	11/20/45	10,034

				1,290,984

Sequential Fixed Rate – 1.0%
BRAVO Residential Funding Trust Series 2024-NQM1, Class A1
1,165,991	5.943	(c)(d)(e)	12/01/63	1,178,431
Federal National Mortgage Association REMICS Series 2011-99, Class DB
125,923	5.000		10/25/41	128,448
Federal National Mortgage Association REMICS Series 2012- 111, Class B
17,216	7.000		10/25/42	18,719
Federal National Mortgage Association REMICS Series 2012- 153, Class B
70,120	7.000		07/25/42	77,047
Federal National Mortgage Association REMICS Series 2011-52, Class GB
141,281	5.000		06/25/41	143,792
JP Morgan Mortgage Trust Series 2024-VIS2, Class A1
1,930,541	5.853	(c)(d)(e)	11/25/64	1,960,217
OBX Trust Series 2024-NQM2, Class A1
1,522,690	5.878	(c)(d)(e)	12/25/63	1,535,894
OBX Trust Series 2024-NQM1, Class A1
1,416,342	5.928	(c)(d)(e)	11/25/63	1,430,638
OBX Trust Series 2024-NQM1, Class A2
87,428	6.253	(c)(d)(e)	11/25/63	88,343

				6,561,529

Sequential Floating Rate(c) – 3.9%
Angel Oak Mortgage Trust Series 2021-3, Class A1
663,084	1.068	(b)(d)	05/25/66	571,331
Angel Oak Mortgage Trust Series 2021-6, Class A1
1,170,154	1.458	(b)(d)	09/25/66	987,137
Chase Home Lending Mortgage Trust Series 2024-3, Class A5
275,000	6.000	(b)(d)	02/25/55	281,118
Chase Home Lending Mortgage Trust Series 2024-3, Class A5A
425,000	5.500	(b)(d)	02/25/55	425,712
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
200,000	6.000	(b)(d)	02/25/55	204,884

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(c) – (continued)
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (1 yr. MTA + 1.500%)
$34,620	6.623	%(b)	09/25/35	$31,664
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
110,194	6.930	(b)(d)	01/25/34	110,826
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1, Class M1B (1 mo. USD Term SOFR + 3.500%)
1,154,000	8.780	(b)(d)	03/25/42	1,204,751
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class A1 (1 mo. USD Term SOFR + 1.250%)
701,768	6.530	(b)(d)	03/25/44	701,325
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1 (1 mo. USD Term SOFR + 1.250%)
1,285,942	6.530	(b)(d)	03/25/44	1,288,555
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M2 (1 mo. USD Term SOFR + 2.000%)
525,000	7.280	(b)(d)	03/25/44	527,489
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
1,879,360	6.480	(b)(d)	05/25/44	1,880,562
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class A1 (1 mo. USD Term SOFR + 1.250%)
3,470,833	6.530	(b)(d)	08/25/44	3,466,495
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
274,547	6.830	(b)(d)	10/25/41	275,423
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
285,000	6.930	(b)(d)	12/25/41	287,121
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
135,353	7.180	(b)(d)	04/25/42	136,349
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
227,000	8.280	(b)(d)	04/25/42	234,732
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
457,298	9.180	(b)(d)	04/25/43	490,439
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
230,000	8.363	(b)(d)	06/25/43	240,998

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
$450,000	7.080	%(b)(d)	01/25/44	$453,777
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,425,000	7.080	(b)(d)	02/25/44	1,431,605
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
450,000	6.930	(b)(d)	05/25/44	451,437
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
500,000	7.213	(b)(d)	03/25/44	503,047
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
638,048	6.280	(b)(d)	07/25/44	637,976
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
325,000	6.980	(b)(d)	07/25/44	325,526
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
775,000	6.943	(b)(d)	09/25/44	778,391
HarborView Mortgage Loan Trust Series 2006-6, Class 3A1A
147,520	4.854	(b)	08/19/36	120,607
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
985,341	2.520	(b)(d)	05/25/52	829,518
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
334,388	3.520	(b)(d)	07/25/52	292,653
JP Morgan Mortgage Trust Series 2023-DSC1, Class A1
793,098	4.625	(b)(d)	07/25/63	781,195
JP Morgan Mortgage Trust Series 2024-1, Class A2
1,894,432	6.000	(b)(d)	06/25/54	1,911,526
JP Morgan Mortgage Trust Series 2024-3, Class A4
1,876,947	3.000	(b)(d)	05/25/54	1,712,610
JP Morgan Mortgage Trust Series 2022-DSC1, Class A3
817,963	4.750	(b)(d)	01/25/63	794,904
JP Morgan Mortgage Trust Series 2024-4, Class A5A
700,000	6.000	(b)(d)	10/25/54	713,074
Mill City Mortgage Loan Trust Series 2017-2, Class A3
133,116	3.250	(b)(d)	07/25/59	129,379
Residential Mortgage Loan Trust Series 2019-2, Class B1
600,000	4.713	(b)(d)	05/25/59	596,602
Sequoia Mortgage Trust Series 2004-10, Class A3A (6 mo. USD Term SOFR + 1.088%)
26,676	6.388	(b)	11/20/34	24,755
Towd Point Mortgage Trust Series 2020-1, Class A2A
530,000	3.100	(b)(d)	01/25/60	481,689
Verus Securitization Trust Series 2021-8, Class A1
112,771	1.824	(b)(d)	11/25/66	102,773

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(c) – (continued)
Verus Securitization Trust Series 2022-INV1, Class A1
$79,593	5.041	%(d)(e)	08/25/67	$79,214

				26,499,169

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				34,351,682

Commercial Mortgage-Backed Securities – 6.3%
Sequential Fixed Rate – 2.6%
Bank Series 2023-BNK46, Class A4
$1,700,000	5.745	%(c)	08/15/56	$1,834,842
Bank Series 2024-BNK47, Class A5
1,250,000	5.716	(c)	06/15/57	1,350,881
Bank5 Series 2023-5YR4, Class A3
346,245	6.500	(c)	12/15/56	370,197
Bank5 Series 2024-5YR7, Class A3
1,200,000	5.769	(c)	06/15/57	1,258,035
Benchmark Mortgage Trust Series 2023-B39, Class A5
1,125,000	5.754	(c)	07/15/56	1,215,505
BMO Mortgage Trust Series 2022-C3, Class A5
300,000	5.313	(c)	09/15/54	312,750
BMO Mortgage Trust Series 2023-C7, Class A5
2,300,000	6.160	(c)	12/15/56	2,545,508
BMO Mortgage Trust Series 2024-5C6, Class A3
1,600,000	5.316	(c)	09/15/57	1,647,456
BWAY Mortgage Trust Series 2013-1515, Class A2
950,000	3.454	(c)(d)	03/10/33	922,981
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(c)(d)	09/15/50	300,800
COMM Mortgage Trust Series 2024-277P, Class A
1,075,000	6.338	(d)	08/10/44	1,128,910
DOLP Trust Series 2021-NYC, Class A
1,500,000	2.956	(d)	05/10/41	1,333,149
GS Mortgage Securities Trust Series 2017-GS7, Class A4
950,000	3.430	(c)	08/10/50	914,207
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
1,223,000	3.024	(d)	01/05/39	1,125,615
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,100,000	2.626	(c)	04/15/54	970,890
Wells Fargo Commercial Mortgage Trust Series 2024-C63, Class A5
530,000	5.309	(c)	08/15/57	556,384

				17,788,110

Sequential Floating Rate(b) –3.7%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
850,000	2.778		11/15/54	731,882
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS
975,000	3.989	(c)	09/15/48	959,714
Bank Series 2022-BNK40, Class A4
1,150,000	3.506	(c)	03/15/64	1,069,017
Bank5 Series 2023-5YR4, Class AS
400,000	7.274	(c)	12/15/56	431,460

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
$1,775,000	6.016	%(d)	03/15/37	$1,677,559
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
475,000	6.265	(d)	03/15/37	435,263
BBCMS Mortgage Trust Series 2024-5C29, Class AS
850,000	5.627	(c)	09/15/57	871,491
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
1,225,000	6.439	(d)	03/15/41	1,221,669
BMO Mortgage Trust Series 2024-5C6, Class AS
1,000,000	5.755	(c)	09/15/57	1,032,172
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
1,017,024	6.488	(d)	03/15/41	1,016,551
BX Trust Series 2021-ARIA, Class C (1 mo. USD Term SOFR + 1.760%)
450,000	6.858	(d)	10/15/36	446,178
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
957,588	7.548	(d)	08/15/39	960,650
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
2,050,000	6.739	(d)	02/15/41	2,041,183
Commercial Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
1,900,000	6.924	(d)	06/15/41	1,887,432
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
736,335	6.027	(c)	02/25/33	736,793
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.107%)
1,000,687	6.203	(d)	04/15/37	965,852
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,075,000	5.797	(d)	10/05/39	1,101,947
LEX Mortgage Trust Series 2024-BBG, Class A
1,300,000	4.874	(d)	10/13/33	1,298,701
Morgan Stanley Capital I Trust Series 2018-L1, Class AS
1,250,000	4.637	(c)	10/15/51	1,231,321
UBS Commercial Mortgage Trust Series 2017-C2, Class AS
1,125,000	3.740	(c)	08/15/50	1,083,794
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
700,000	4.000	(c)	04/15/55	671,659
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
1,600,000	5.484	(d)	07/15/35	1,613,529
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,000,000	5.935	(d)	07/15/35	1,007,829

				24,493,646

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$42,281,756

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Agencies – 23.3%
Federal Home Loan Mortgage Corp. – 0.0%
$930	5.000%	01/01/33	$952
142	5.000	06/01/33	145
1,508	5.000	07/01/33	1,544
1,995	5.000	08/01/33	2,041
344	5.000	10/01/33	352
947	5.000	11/01/33	970
426	5.000	12/01/33	436
1,344	5.000	02/01/34	1,377
702	5.000	03/01/34	720
1,039	5.000	04/01/34	1,063
1,543	5.000	05/01/34	1,580
24,768	5.000	06/01/34	25,357
590	5.000	11/01/34	604
5,966	5.000	04/01/35	6,107
2	5.000	11/01/35	2
7,685	5.000	01/01/40	7,895
5,277	4.000	06/01/40	5,195
32,863	4.000	02/01/41	32,386
2,961	4.000	11/01/41	2,915

			91,641

Government National Mortgage Association – 5.7%
153,433	4.000	11/20/44	150,569
14,373	4.000	05/20/45	14,105
328,121	4.000	07/20/45	321,997
228,963	4.000	01/20/46	224,403
77,306	4.500	02/20/48	77,544
26,156	4.500	03/20/48	26,236
92,364	4.500	04/20/48	92,532
207,453	4.500	05/20/48	207,312
834,155	4.000	07/20/48	813,373
290,671	4.500	08/20/48	289,657
163,535	5.000	08/20/48	166,339
842,764	4.000	09/20/48	822,071
1,360,129	4.500	09/20/48	1,355,384
190,421	5.000	09/20/48	193,687
193,137	5.000	10/20/48	196,450
764,031	5.000	11/20/48	777,136
314,859	5.000	12/20/48	319,965
1,046,046	4.500	01/20/49	1,041,743
539,562	5.000	01/20/49	548,311
283,373	4.500	02/20/49	282,208
201,713	4.500	03/20/49	200,883
311,339	5.000	03/20/49	316,387
587,501	3.000	08/20/49	538,232
443,942	4.500	10/20/49	442,394
170,128	4.500	12/20/49	169,428
1,908,443	3.000	03/20/50	1,744,835
712,849	3.000	07/20/51	650,689
353,169	2.500	09/20/51	307,912
838,171	2.500	10/20/51	732,598
523,127	2.500	11/20/51	456,582
779,097	3.000	12/20/51	710,369
1,618,948	2.500	12/20/51	1,414,202
12,415,922	4.500	10/20/52	12,264,244
5,000,000	2.000	TBA- 30yr(f)	4,238,159

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$2,000,000	3.500%	TBA- 30yr(f)	$1,879,965
2,000,000	6.000	TBA- 30yr(f)	2,033,574
1,000,000	6.500	TBA- 30yr(f)	1,023,032
1,000,000	5.500	TBA- 30yr(f)	1,009,686

			38,054,193

Uniform Mortgage-Backed Security – 17.6%
131,218	4.500	07/01/36	132,045
8,273	4.500	12/01/36	8,325
4,154	4.500	05/01/38	4,190
10,531	4.500	05/01/39	10,616
5,810	4.500	06/01/39	5,857
3,365	4.500	08/01/39	3,392
4,252	4.500	09/01/39	4,284
8,363	4.500	10/01/39	8,425
3,425	4.500	03/01/40	3,451
42,975	4.500	04/01/40	43,286
4,413	4.500	12/01/40	4,445
39,055	4.500	01/01/41	39,338
13,599	4.500	04/01/41	13,685
19,899	4.500	06/01/41	20,025
21,073	4.500	07/01/41	21,206
29,367	4.500	08/01/41	29,588
85,326	4.500	09/01/41	85,864
42,307	4.500	10/01/41	42,573
55,241	4.500	11/01/41	55,589
47,502	4.500	12/01/41	47,802
39,454	4.500	01/01/42	39,702
3,141	4.500	03/01/42	3,170
9,346	4.500	04/01/42	9,411
43,152	3.000	12/01/42	40,337
104,267	3.000	01/01/43	97,146
151,316	3.000	04/01/43	140,421
190,697	4.500	06/01/45	191,252
1,515,520	4.000	08/01/45	1,488,528
808,703	4.500	11/01/47	809,390
2,448,225	4.000	01/01/48	2,388,555
14,074	4.500	08/01/48	14,038
238,704	4.500	09/01/48	239,429
164,487	5.000	11/01/48	168,163
792,619	3.000	02/01/49	726,743
11,504	4.500	03/01/49	11,460
88,285	3.500	07/01/49	83,507
804,565	4.000	07/01/49	783,302
370,664	4.500	10/01/50	369,589
2,299,113	3.000	12/01/50	2,096,711
140,971	2.500	03/01/51	123,467
5,697,831	2.000	03/01/51	4,744,551
2,497,770	2.500	05/01/51	2,179,838
686,849	2.000	07/01/51	570,502
897,379	2.000	08/01/51	743,848
2,506,460	2.500	09/01/51	2,187,362
696,801	2.500	10/01/51	609,846
728,735	2.500	11/01/51	637,794

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
	$1,761,421	2.000%	01/01/52	$1,467,706
	785,085	2.000	02/01/52	649,398
	1,322,518	2.500	02/01/52	1,146,089
	427,031	2.000	03/01/52	353,115
	752,485	2.500	03/01/52	649,300
	927,221	4.500	04/01/52	914,312
	1,027,991	2.000	04/01/52	850,052
	857,366	3.000	08/01/52	780,347
	866,026	5.500	09/01/52	887,842
	365,003	2.500	09/01/52	315,117
	1,739,326	5.500	11/01/52	1,784,229
	2,495,943	6.000	11/01/52	2,599,733
	1,670,265	6.000	12/01/52	1,731,005
	874,546	6.000	01/01/53	906,349
	834,727	5.500	04/01/53	848,973
	5,465,388	4.500	05/01/53	5,449,536
	451,624	2.500	01/01/54	389,899
	19,000,000	2.500	TBA-30yr(f)	16,395,664
	13,000,000	3.000	TBA-30yr(f)	11,667,500
	3,000,000	4.500	TBA-30yr(f)	2,949,258
	14,000,000	3.500	TBA-30yr(f)	13,041,328
	22,000,000	6.000	TBA-30yr(f)	22,482,110
	7,000,000	6.500	TBA-30yr(f)	7,216,836

				117,557,746

TOTAL FEDERAL AGENCIES				$155,703,580

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $233,698,812)				$232,337,018

Corporate Obligations – 31.8%

Aerospace & Defense(c) – 0.6%
Boeing Co.
	$1,479,000	5.150%	05/01/30	$1,482,298
	80,000	3.625	03/01/48	55,296
Howmet Aerospace, Inc.
	450,000	4.850	10/15/31	459,905
L3Harris Technologies, Inc.
	50,000	4.400	06/15/28	50,184
	825,000	5.250	06/01/31	858,610
RTX Corp.
	750,000	5.750	01/15/29	793,928

				3,700,221

Agriculture(c) – 0.5%
BAT Capital Corp.
	50,000	3.557	08/15/27	48,978
BAT International Finance PLC
GBP	948,000	2.250	06/26/28	1,152,194

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Agriculture(c) – (continued)
EUR	200,000	2.250%		01/16/30	$209,976
Bunge Ltd. Finance Corp.
	$1,350,000	4.200		09/17/29	1,346,125
Philip Morris International, Inc.
	525,000	5.625		11/17/29	557,151

					3,314,424

Airlines(c) – 0.1%
International Consolidated Airlines Group SA
EUR	800,000	3.750		03/25/29	899,825

Automotive(c) – 1.0%
Ford Motor Credit Co. LLC
	$975,000	5.800		03/05/27	992,258
	818,000	5.850		05/17/27	833,010
General Motors Financial Co., Inc.
EUR	100,000	1.694		03/26/25	110,343
	195,000	0.850		02/26/26	210,494
	$249,000	1.500		06/10/26	236,931
	650,000	5.000		04/09/27	656,994
Hyundai Capital America (d)
	2,425,000	1.650		09/17/26	2,299,555
	175,000	5.700		06/26/30	183,755
Volkswagen International Finance NV (b) (-1X 5 yr. EUR Swap + 3.746%)
EUR	1,200,000	3.500		06/17/25	1,322,421

					6,845,761

Banks – 10.8%
ABN AMRO Bank NV (b)(c)(d) (1 yr. CMT + 0.800%)
	$1,200,000	1.542		06/16/27	1,139,736
AIB Group PLC (b)(c) (-1X 5 yr. EUR Swap + 3.300%)
EUR	805,000	2.875		05/30/31	884,445
Australia & New Zealand Banking Group Ltd. (b)(c)(d) (5 yr. CMT + 1.288%)
	$750,000	2.950		07/22/30	737,063
Banco Santander SA
	1,000,000	3.800		02/23/28	977,660
	1,400,000	3.490		05/28/30	1,321,264
(1 yr. CMT + 1.250%)
	1,000,000	5.552	(b)(c)	03/14/28	1,021,850
(5 yr. CMT + 3.911%)
	400,000	8.000	(b)(c)	02/01/34	426,556
Bank of America Corp. (b)(c)
(3 mo. USD Term SOFR + 1.072%)
	2,900,000	3.366		01/23/26	2,883,470
(Secured Overnight Financing Rate + 1.320%)
	350,000	2.687		04/22/32	312,060
(Secured Overnight Financing Rate + 1.630%)
	2,125,000	5.202		04/25/29	2,184,861
(Secured Overnight Financing Rate + 2.150%)
	375,000	2.592		04/29/31	340,324
Bank of Ireland Group PLC (b)(c) (5 yr. EUR Swap + 4.150%)
EUR	400,000	6.750		03/01/33	484,536
Barclays PLC (b)(c)
(1 yr. CMT + 1.050%)
	$1,025,000	2.279		11/24/27	977,573

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.490%)
	$605,000	5.674%		03/12/28	$621,486
(Secured Overnight Financing Rate + 1.560%)
	639,000	4.942		09/10/30	644,783
(Secured Overnight Financing Rate + 1.740%)
	573,000	5.690		03/12/30	596,086
BNP Paribas SA
	1,450,000	3.375	(d)	01/09/25	1,442,039
	1,250,000	3.375		01/09/25	1,243,138
(Secured Overnight Financing Rate + 1.004%)
	575,000	1.323	(b)(c)(d)	01/13/27	550,977
(Secured Overnight Financing Rate + 2.074%)
	550,000	2.219	(b)(c)(d)	06/09/26	539,462
BPCE SA
EUR	300,000	1.750		04/26/27	325,032
(Secured Overnight Financing Rate + 1.520%)
	$1,000,000	1.652	(b)(c)(d)	10/06/26	968,610
CaixaBank SA (b)(c)
(-1X 3 mo. EUR EURIBOR + 0.850%)
EUR	700,000	0.375		11/18/26	754,745
(-1X 3 mo. EUR EURIBOR + 0.900%)
	1,500,000	0.500		02/09/29	1,532,222
(-1X 3 mo. EUR EURIBOR + 1.000%)
	300,000	0.750		05/26/28	315,949
(3 mo. EUR EURIBOR + 0.620%)
	300,000	0.625		01/21/28	318,046
Citigroup, Inc. (b)(c)
(Secured Overnight Financing Rate + 1.364%)
	$1,750,000	5.174		02/13/30	1,796,410
(Secured Overnight Financing Rate + 2.842%)
	1,700,000	3.106		04/08/26	1,683,442
(Secured Overnight Financing Rate + 3.914%)
	300,000	4.412		03/31/31	297,801
Credit Agricole SA (b)(c)(d)
(Secured Overnight Financing Rate + 0.892%)
	1,100,000	1.247		01/26/27	1,051,347
(Secured Overnight Financing Rate + 1.676%)
	300,000	1.907		06/16/26	293,601
Danske Bank AS (b)(c)(d)
(1 yr. CMT + 1.750%)
	1,275,000	4.298		04/01/28	1,269,390
(5 yr. CMT + 1.100%)
	750,000	4.613		10/02/30	749,588
Deutsche Bank AG (b)(c)
(-1X 3 mo. EUR EURIBOR + 2.050%)
EUR	400,000	1.750		11/19/30	406,887
(3 mo. EUR EURIBOR + 2.950%)
	2,100,000	5.000		09/05/30	2,484,206
(Secured Overnight Financing Rate + 1.870%)
	$275,000	2.129		11/24/26	266,368
Fifth Third Bancorp (b)(c) (Secured Overnight Financing Rate + 1.486%)
	277,000	4.895		09/06/30	280,338
HSBC Holdings PLC
	200,000	4.250		08/18/25	198,798
Huntington Bancshares, Inc. (b)(c) (Secured Overnight Financing Rate + 2.020%)
	500,000	6.208		08/21/29	528,910

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
ING Groep NV (b)(c) (Secured Overnight Financing Rate + 1.830%)
	$400,000	4.017%		03/28/28	$396,952
JPMorgan Chase & Co. (b)(c)
(3 mo. EUR EURIBOR + 1.280%)
EUR	800,000	4.457		11/13/31	952,696
(Secured Overnight Financing Rate + 1.160%)
	$1,750,000	5.581		04/22/30	1,837,237
(Secured Overnight Financing Rate + 1.560%)
	3,125,000	4.323		04/26/28	3,131,312
Kreditanstalt fuer Wiederaufbau (g)
EUR	3,500,000	3.125		10/10/28	4,019,137
	4,070,000	2.625		04/26/29	4,591,725
Macquarie Group Ltd. (b)(c)(d)
(3 mo. USD LIBOR + 1.372%)
	$380,000	3.763		11/28/28	372,066
(Secured Overnight Financing Rate + 1.069%)
	400,000	1.340		01/12/27	383,644
Morgan Stanley (b)(c)
(Secured Overnight Financing Rate + 1.450%)
	1,150,000	5.173		01/16/30	1,185,363
(Secured Overnight Financing Rate + 1.590%)
	3,325,000	5.164		04/20/29	3,417,202
Permanent TSB Group Holdings PLC (b)(c)
(1 yr. EURIBOR ICE Swap + 3.500%)
EUR	265,000	6.625		04/25/28	316,793
820,000		6.625		06/30/29	1,010,322
Santander U.K. Group Holdings PLC (b)(c) (1 yr. CMT + 1.250%)
	$1,000,000	1.532		08/21/26	970,670
Shinhan Bank Co. Ltd. (d)
	240,000	4.500		04/12/28	242,100
Societe Generale SA (b)(c)(d) (1 yr. CMT + 1.100%)
	1,500,000	1.488		12/14/26	1,437,165
Standard Chartered PLC (b)(c)(d) (1 yr. CMT + 1.000%)
	1,550,000	1.456		01/14/27	1,485,365
Sumitomo Mitsui Financial Group, Inc.
EUR	1,375,000	0.632		10/23/29	1,352,237
Truist Financial Corp. (b)(c) (Secured Overnight Financing Rate + 2.050%)
	$225,000	6.047		06/08/27	230,909
U.S. Bancorp (b)(c)
(Secured Overnight Financing Rate + 1.560%)
	725,000	5.384		01/23/30	752,296
(Secured Overnight Financing Rate + 2.020%)
	700,000	5.775		06/12/29	733,474
UBS AG
	1,000,000	2.950		04/09/25	990,080
UBS Group AG
	250,000	3.750		03/26/25	248,733
(1 yr. CMT + 1.520%)
	1,112,000	5.428	(b)(c)(d)	02/08/30	1,148,629
(1 yr. CMT + 1.770%)
	560,000	5.699	(b)(c)(d)	02/08/35	590,492
(-1X 1 yr. EURIBOR ICE Swap + 0.770%)
EUR	509,000	0.650	(b)(c)	01/14/28	536,246
(-1X 1 yr. EURIBOR ICE Swap + 1.050%)
	750,000	1.000	(b)(c)	06/24/27	806,727

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(3 mo. USD LIBOR + 1.410%)
	$2,800,000	3.869	%(b)(c)(d)	01/12/29	$2,738,148
Wells Fargo & Co. (b)(c)
(3 mo. USD Term SOFR + 1.432%)
	325,000	2.879		10/30/30	301,473
(Secured Overnight Financing Rate + 1.500%)
	175,000	5.198		01/23/30	180,409
Westpac Banking Corp. (b)(c) (5 yr. CMT + 1.350%)
	1,200,000	2.894		02/04/30	1,189,896

					72,400,557

Beverages(c) – 0.6%
Anheuser-Busch InBev Worldwide, Inc.
	300,000	4.750		01/23/29	307,899
Bacardi Ltd. (d)
	1,200,000	4.700		05/15/28	1,198,776
Coca-Cola Consolidated, Inc.
	325,000	5.450		06/01/34	342,511
Constellation Brands, Inc.
	1,500,000	4.400		11/15/25	1,497,990
	25,000	4.650		11/15/28	25,304
Keurig Dr. Pepper, Inc.
	776,000	4.417		05/25/25	774,378

					4,146,858

Biotechnology(c) – 0.6%
Amgen, Inc.
	650,000	5.150		03/02/28	669,571
	1,450,000	5.250		03/02/30	1,512,118
	1,275,000	5.250		03/02/33	1,327,122
Royalty Pharma PLC
	650,000	5.400		09/02/34	666,660

					4,175,471

Building Materials(c) – 0.2%
Carrier Global Corp.
	145,000	2.493		02/15/27	140,098
	270,000	5.900		03/15/34	294,597
Owens Corning
	975,000	3.500		02/15/30	926,230

					1,360,925

Chemicals(c) – 0.6%
Celanese U.S. Holdings LLC
EUR	850,000	5.337		01/19/29	1,008,615
	$850,000	6.330		07/15/29	901,467
DuPont de Nemours, Inc.
	600,000	4.493		11/15/25	598,752
International Flavors & Fragrances, Inc. (d)
	450,000	1.230		10/01/25	434,300
	200,000	1.832		10/15/27	185,186
	600,000	2.300		11/01/30	526,074
Syngenta Finance NV (d)
	400,000	4.892		04/24/25	398,924

					4,053,318

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services – 0.4%
Ashtead Capital, Inc. (c)(d)
	$425,000	5.800%	04/15/34	$444,286
Autostrade per l’Italia SpA (c)
EUR	575,000	4.750	01/24/31	678,439
DP World Crescent Ltd.
	$200,000	4.848	09/26/28	202,125
DP World Ltd.
	390,000	5.625	09/25/48	389,220
Quanta Services, Inc. (c)
	847,000	4.750	08/09/27	856,004
	265,000	5.250	08/09/34	270,793

				2,840,867

Computers(c) – 0.3%
Dell International LLC/EMC Corp.
	893,000	6.020	06/15/26	914,736
	875,000	5.300	10/01/29	910,402
	75,000	6.200	07/15/30	81,533
Hewlett Packard Enterprise Co.
	350,000	5.000	10/15/34	346,573

				2,253,244

Diversified Financial Services – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (c)
	244,000	3.000	10/29/28	230,487
	350,000	5.100	01/19/29	358,295
	208,000	3.300	01/30/32	187,458
Air Lease Corp. (c)
	1,150,000	3.250	03/01/25	1,140,455
	575,000	2.875	01/15/26	563,144
	1,300,000	5.300	02/01/28	1,334,996
Ally Financial, Inc. (c)
	650,000	7.100	11/15/27	689,026
Aviation Capital Group LLC (c)(d)
	400,000	1.950	01/30/26	385,320
Capital One Financial Corp. (c)
	505,000	3.300	10/30/24	505,000
ORIX Corp.
	1,011,000	4.650	09/10/29	1,016,176

				6,410,357

Electrical – 0.8%
DTE Energy Co. (c)
	700,000	4.950	07/01/27	712,082
E.ON International Finance BV
GBP	417,000	6.375	06/07/32	602,566
Electricite de France SA (c)(d)
	$1,450,000	4.500	09/21/28	1,452,625
Enel SpA (b)(c)
(-1X 5 yr. EUR Swap + 1.719%)
EUR	523,000	1.375	06/08/27	537,058
(5 yr. EUR Swap + 2.580%)
	935,000	3.375	08/24/26	1,025,183
Exelon Corp. (c)
	$600,000	5.150	03/15/29	621,846

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
Sempra (c)
	$700,000	3.400%		02/01/28	$679,056

					5,630,416

Electronics(c) – 0.0%
Allegion U.S. Holding Co., Inc.
	337,000	5.600		05/29/34	352,512

Engineering & Construction(c) – 0.1%
Mexico City Airport Trust
	540,000	3.875	(d)	04/30/28	517,396
	200,000	5.500	(d)	10/31/46	171,624
	200,000	5.500		07/31/47	171,562

					860,582

Entertainment(c) – 0.3%
Warnermedia Holdings, Inc.
	1,875,000	4.054		03/15/29	1,776,337

Environmental(c) – 0.2%
Veralto Corp.
	1,050,000	5.350		09/18/28	1,093,470

Food & Drug Retailing(c) – 0.8%
Campbell Soup Co.
	1,000,000	5.200		03/21/29	1,035,380
	1,000,000	5.400		03/21/34	1,047,030
General Mills, Inc.
EUR	487,000	3.650		10/23/30	555,510
J.M. Smucker Co.
	$1,225,000	5.900		11/15/28	1,304,000
Kroger Co.
	1,300,000	5.000		09/15/34	1,311,388

					5,253,308

Gas(c) – 0.1%
NiSource, Inc.
	600,000	5.200		07/01/29	621,348

Healthcare Providers & Services(c) – 1.3%
American Medical Systems Europe BV
EUR	1,325,000	0.750		03/08/25	1,458,035
GE HealthCare Technologies, Inc.
	$321,000	5.905		11/22/32	347,572
HCA, Inc.
	250,000	3.375		03/15/29	238,777
	1,575,000	3.625		03/15/32	1,456,749
Humana, Inc.
	547,000	5.375		04/15/31	566,222
Quest Diagnostics, Inc.
	343,000	6.400		11/30/33	383,423
Solventum Corp. (d)
	975,000	5.400		03/01/29	1,003,070
UnitedHealth Group, Inc.
	1,775,000	4.250		01/15/29	1,789,200
	1,325,000	4.950		01/15/32	1,369,242
	38,000	4.200		05/15/32	37,695

					8,649,985

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Insurance – 0.1%
Aviva PLC (b)(c) (5 yr. U.K. Government Bond + 2.850%)
GBP	10,000	6.125%		11/14/36	$13,690
Corebridge Global Funding (d)
	$925,000	5.200		06/24/29	954,230

					967,920

Internet – 0.8%
Booking Holdings, Inc. (c)
EUR	729,000	3.500		03/01/29	831,708
Expedia Group, Inc. (c)
	$1,150,000	3.250		02/15/30	1,085,036
Netflix, Inc.
EUR	1,800,000	4.625		05/15/29	2,147,973
Prosus NV (c)
	$350,000	3.257		01/19/27	337,750
	210,000	3.680	(d)	01/21/30	197,663
	200,000	4.027	(d)	08/03/50	145,626
	200,000	3.832	(d)	02/08/51	140,500
Uber Technologies, Inc. (c)
	200,000	4.800		09/15/34	199,772

					5,086,028

Iron/Steel(c) – 0.2%
Steel Dynamics, Inc.
	1,275,000	1.650		10/15/27	1,180,344
Vale Overseas Ltd.
	350,000	6.400		06/28/54	367,570

					1,547,914

Lodging(c) – 0.4%
Choice Hotels International, Inc.
	350,000	5.850		08/01/34	360,521
Hyatt Hotels Corp.
	750,000	5.500		06/30/34	765,450
Marriott International, Inc.
	515,000	5.000		10/15/27	525,583
	573,000	4.650		12/01/28	578,426
	135,000	4.875		05/15/29	137,572

					2,367,552

Machinery-Diversified(c) – 0.1%
AGCO Corp.
	265,000	5.800		03/21/34	277,150
Otis Worldwide Corp.
	225,000	5.250		08/16/28	232,988

					510,138

Media(c) – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
	784,000	4.908		07/23/25	782,863
Comcast Corp.
	300,000	4.150		10/15/28	300,426

					1,083,289

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Mining(c) – 0.4%
Glencore Finance Europe Ltd.
GBP	125,000	3.125%	03/26/26	$163,088
Glencore Funding LLC (d)
	$455,000	1.625	04/27/26	436,545
	775,000	4.875	03/12/29	785,997
	1,150,000	5.371	04/04/29	1,188,617

				2,574,247

Multi-National – 2.7%
African Export-Import Bank (c)(d)
	390,000	2.634	05/17/26	370,021
	360,000	3.798	05/17/31	319,432
Asian Development Bank
GBP	4,200,000	1.125	06/10/25	5,482,953
European Investment Bank
EUR	1,240,000	0.875	01/14/28	1,321,863
	3,500,000	3.000	11/15/28	4,003,826
	4,410,000	2.250	03/15/30	4,886,211
FMS Wertmanagement (g)
GBP	1,100,000	1.375	03/07/25	1,449,306

				17,833,612

Oil & Gas(c) – 0.2%
Eni SpA (b) (-1X 5 yr. EUR Swap + 3.167%)
EUR	375,000	2.625	10/13/25	411,445
Occidental Petroleum Corp.
	$750,000	8.500	07/15/27	815,918

				1,227,363

Oil Field Services – 0.6%
BP Capital Markets PLC
EUR	300,000	1.594	07/03/28	319,371
Diamondback Energy, Inc. (c)
	$491,000	6.250	03/15/33	529,573
	501,000	5.400	04/18/34	511,381
Pertamina Persero PT
	200,000	6.500	05/27/41	224,562
QatarEnergy (c)(d)
	820,000	3.300	07/12/51	613,975
Saudi Arabian Oil Co. (c)(d)
	530,000	5.750	07/17/54	536,360
TotalEnergies SE (b)(c) (5 yr. EUR Swap + 3.350%)
EUR	300,000	3.369	10/06/26	331,023
Wintershall Dea Finance BV (c)
	1,000,000	1.332	09/25/28	1,027,504

				4,093,749

Packaging(c)(d) – 0.0%
Smurfit Kappa Treasury ULC
	$200,000	5.200	01/15/30	206,414

Pharmaceuticals(c) – 0.9%
AbbVie, Inc.
	1,350,000	2.600	11/21/24	1,345,194
	325,000	3.200	11/21/29	310,729
	359,000	4.950	03/15/31	373,080
Bayer U.S. Finance II LLC (d)
	1,000,000	4.250	12/15/25	992,510

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals(c) – (continued)
Becton Dickinson & Co.
EUR	185,000	0.034%		08/13/25	$200,360
	575,000	3.828		06/07/32	661,426
Bristol-Myers Squibb Co.
	$325,000	3.400		07/26/29	315,685
Cardinal Health, Inc.
	345,000	5.125		02/15/29	354,953
Cigna Group
	300,000	4.375		10/15/28	301,146
	714,000	5.400		03/15/33	749,022
CVS Health Corp.
	325,000	4.780		03/25/38	306,875
McKesson Corp.
EUR	125,000	1.500		11/17/25	136,865

					6,047,845

Pipelines – 0.8%
Abu Dhabi Crude Oil Pipeline LLC (d)
	$1,260,000	4.600		11/02/47	1,183,808
Enbridge, Inc. (c)
	350,000	6.000		11/15/28	371,822
	700,000	5.700		03/08/33	738,024
Energy Transfer LP (c)
	750,000	6.100		12/01/28	796,635
	250,000	5.250		04/15/29	257,120
	500,000	6.400		12/01/30	544,300
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.625	(d)	03/31/36	170,750
	557,839	2.940		09/30/40	469,282
Sabine Pass Liquefaction LLC (c)
	487,000	5.625		03/01/25	487,555
Williams Cos., Inc. (c)
	350,000	2.600		03/15/31	309,327

					5,328,623

Real Estate(c) – 0.4%
Blackstone Property Partners Europe Holdings SARL
EUR	350,000	1.750		03/12/29	358,150
	325,000	3.625		10/29/29	357,544
CBRE Services, Inc.
	$258,000	5.500		04/01/29	269,099
	600,000	5.950		08/15/34	644,106
Logicor Financing SARL
EUR	550,000	3.250		11/13/28	601,555
	325,000	1.625		01/17/30	322,981

					2,553,435

Real Estate Investment Trust(c) – 0.4%
American Homes 4 Rent LP
	$125,000	2.375		07/15/31	107,540
	375,000	5.500		07/15/34	387,656
Kilroy Realty LP
	200,000	6.250		01/15/36	204,812
NNN REIT, Inc.
	400,000	5.600		10/15/33	418,680
Realty Income Corp.
	900,000	4.625		11/01/25	902,511

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(c) – (continued)
	$300,000	2.100%	03/15/28	$279,093
WP Carey, Inc.
	170,000	4.000	02/01/25	168,980

				2,469,272

Retailing(c) – 0.2%
AutoNation, Inc.
	200,000	1.950	08/01/28	180,536
CK Hutchison International 20 Ltd. (d)
	200,000	2.500	05/08/30	180,813
CK Hutchison International 23 Ltd. (d)
	350,000	4.750	04/21/28	354,154
Dollar Tree, Inc.
	650,000	4.000	05/15/25	645,918

				1,361,421

Semiconductors(c) – 0.4%
Broadcom, Inc. (d)
	175,000	3.469	04/15/34	157,703
	2,784,000	3.137	11/15/35	2,380,209
	350,000	4.926	05/15/37	349,384
Micron Technology, Inc.
	125,000	6.750	11/01/29	137,362

				3,024,658

Software(c) – 1.2%
Cadence Design Systems, Inc.
	475,000	4.300	09/10/29	476,425
Constellation Software, Inc. (d)
	438,000	5.158	02/16/29	451,758
Fidelity National Information Services, Inc.
EUR	550,000	0.625	12/03/25	595,341
Fiserv, Inc.
	$237,000	3.500	07/01/29	228,937
Oracle Corp.
	1,550,000	2.875	03/25/31	1,409,895
	450,000	6.250	11/09/32	497,799
	500,000	4.900	02/06/33	508,745
	850,000	3.950	03/25/51	684,318
	900,000	6.900	11/09/52	1,083,366
	525,000	5.550	02/06/53	537,096
Roper Technologies, Inc.
	662,000	4.750	02/15/32	669,448
Take-Two Interactive Software, Inc.
	943,000	5.400	06/12/29	977,419
Workday, Inc.
	125,000	3.700	04/01/29	122,109

				8,242,656

Telecommunication Services – 1.2%
AT&T, Inc. (c)
	300,000	4.300	02/15/30	299,640
EUR	307,000	1.800	09/14/39	270,410
	$350,000	4.750	05/15/46	327,603
	280,000	3.650	06/01/51	214,774
Deutsche Telekom International Finance BV
	250,000	8.750	06/15/30	301,895

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
Rogers Communications, Inc. (c)
	$1,074,000	5.000%		02/15/29	$ 1,096,232
Telefonica Emisiones SA
GBP	450,000	5.445		10/08/29	616,903
T-Mobile USA, Inc. (c)
	$500,000	3.500		04/15/25	496,175
	656,000	3.750		04/15/27	648,036
	300,000	4.750		02/01/28	300,507
	1,225,000	3.875		04/15/30	1,191,288
	1,400,000	2.550		02/15/31	1,247,428
Verizon Communications, Inc.
	300,000	4.329		09/21/28	301,359
	325,000	4.016	(c)	12/03/29	320,148
	350,000	2.355	(c)	03/15/32	301,479

					7,933,877

Trucking & Leasing(c)(d) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	500,000	5.250		07/01/29	514,635

Water – 0.2%
Thames Water Utilities Finance PLC
GBP	150,000	4.000		06/19/25	153,415
Veolia Environnement SA (c)
EUR	1,300,000	1.940		01/07/30	1,374,103

					1,527,518

TOTAL CORPORATE OBLIGATIONS (Cost $210,580,827)					$213,141,952

Sovereign Debt Obligations – 21.8%

British Pound – 0.9%
State of North Rhine-Westphalia
GBP	400,000	2.125%		06/13/25	$ 525,261
U.K. Gilts
	1,990,000	3.500		01/22/45	2,309,048
	840,000	1.500		07/31/53	577,545
	220,000	1.750		07/22/57	157,130
	2,130,000	3.500		07/22/68	2,325,691

					5,894,675

Canadian Dollar – 1.4%
Province of British Columbia
CAD	2,600,000	2.850		06/18/25	1,913,536
	2,000,000	4.950		06/18/40	1,635,550
Province of Ontario
	1,700,000	2.600		06/02/25	1,249,424
	2,300,000	4.650		06/02/41	1,826,803
Province of Quebec
GBP	2,390,000	2.250		09/15/26	3,066,604

					9,691,917

Colombia Peso – 0.1%
Colombia TES
COP	897,700,000	13.250		02/09/33	252,648

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Colombia Peso – (continued)
COP	890,400,000	9.250%		05/28/42	$185,828

					438,476

Euro – 7.4%
European Financial Stability Facility (g)
EUR	1,170,000	0.875		04/10/35	1,082,920
European Union
	820,000	0.200		06/04/36	682,698
Finland Government Bonds (d)
	1,190,000	1.500		09/15/32	1,227,935
French Republic Government Bonds OAT (d)
	7,350,000	3.500		11/25/33	8,618,057
	1,760,000	1.250		05/25/34	1,694,894
	1,030,000	4.500		04/25/41	1,328,088
	310,000	3.250		05/25/45	339,759
	210,000	2.000		05/25/48	180,707
	800,000	1.750		05/25/66	565,337
Ireland Government Bonds
	430,000	0.200		10/18/30	424,341
	920,000	0.350		10/18/32	878,870
Italy Buoni Poliennali Del Tesoro
	5,400,000	0.000	(h)	08/01/26	5,755,058
	3,220,000	0.900		04/01/31	3,154,722
	1,680,000	6.000		05/01/31	2,213,477
	1,130,000	3.250	(d)	03/01/38	1,204,224
	1,370,000	4.450	(d)	09/01/43	1,631,964
	1,170,000	2.150	(d)	09/01/52	906,486
	357,000	4.500	(d)	10/01/53	425,633
	100,000	2.800	(d)	03/01/67	85,090
Kingdom of Belgium Government Bonds (d)
	1,690,000	0.350		06/22/32	1,590,950
	250,000	2.150		06/22/66	207,819
Netherlands Government Bonds (d)
	709,181	2.500		07/15/34	795,132
	673,445	0.000	(h)	01/15/38	531,431
	838,544	3.750		01/15/42	1,071,404
	687,236	2.000		01/15/54	660,857
Portugal Obrigacoes do Tesouro OT (d)
	1,200,000	1.950		06/15/29	1,323,250
Region Wallonne Belgium
	1,300,000	2.875		01/14/38	1,367,779
Republic of Austria Government Bonds (d)
	1,270,000	0.000	(h)	10/20/28	1,293,210
	280,000	2.100		09/20/17	244,963
	280,000	0.850	(j)	06/30/20	145,393
Romania Government International Bonds
	630,000	2.124		07/16/31	588,644
	400,000	3.375	(d)	01/28/50	301,975
Spain Government Bonds (d)
	870,000	1.250		10/31/30	899,594
	3,430,000	2.550		10/31/32	3,775,798
	650,000	0.850		07/30/37	548,087
	700,000	2.900		10/31/46	707,946
	1,110,000	3.450		07/30/66	1,167,688

					49,622,180

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

Indonesia Rupiah – 0.6%
Indonesia Treasury Bonds
IDR	15,459,000,000	6.500%	07/15/30	$1,034,840
	11,936,000,000	6.500	02/15/31	794,323
	7,391,000,000	6.375	04/15/32	487,292
	18,210,000,000	6.625	02/15/34	1,215,834
	5,281,000,000	7.125	06/15/38	362,641

				3,894,930

Israeli Shekel – 0.2%
Israel Government Bonds
ILS	2,430,000	2.000	03/31/27	615,061
	2,500,000	1.300	04/30/32	525,539

				1,140,600

Japanese Yen – 9.0%
Japan Government Five Year Bonds
JPY	782,000,000	0.100	03/20/27	5,403,186
Japan Government Forty Year Bonds
	712,600,000	1.000	03/20/62	3,380,518
Japan Government Ten Year Bonds
	1,445,000,000	1.100	06/20/34	10,272,294
Japan Government Thirty Year Bonds
	721,900,000	1.400	09/20/52	4,313,418
Japan Government Twenty Year Bonds
	903,000,000	1.100	09/20/42	5,798,551
	771,350,000	1.600	03/20/44	5,294,448
Japan Government Two Year Bonds
	1,892,350,000	0.005	01/01/25	13,164,620
Japan Treasury Discount Bills (h)
	1,042,200,000	0.000	11/20/24	7,250,696
	772,550,000	0.000	11/25/24	5,374,658

				60,252,389

Peruvian Nuevo Sol – 0.1%
Peru Government Bonds
PEN	1,550,000	5.940	02/12/29	432,379

Singapore Dollar – 0.2%
Singapore Government Bonds
SGD	1,320,000	3.375	09/01/33	1,087,314

South Korean Won – 0.6%
Korea Treasury Bonds
KRW	2,598,070,000	1.875	06/10/29	1,890,065
	2,641,660,000	1.375	12/10/29	1,862,524

				3,752,589

Thailand Baht – 0.1%
Thailand Government Bonds
THB	6,350,000	2.650	06/17/28	200,047
	6,710,000	2.875	12/17/28	213,556
	3,240,000	3.350	06/17/33	107,478
	70,000	3.390	06/17/37	2,346
	7,490,000	3.450	06/17/43	251,719

				775,146

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

	Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Total Romania New Leu – 0.0%
Romania Government Bonds
RON	1,375,000	6.700%		02/25/32	$309,481

United States Dollar – 1.2%
Chile Government International Bonds (c)
	$430,000	3.100		05/07/41	335,185
Export-Import Bank of Korea
	390,000	5.000		01/11/28	400,803
	330,000	5.125		01/11/33	345,434
Hungary Government International Bonds
	2,040,000	6.125		05/22/28	2,126,822
Korea Hydro & Nuclear Power Co. Ltd. (d)
	630,000	4.250		07/27/27	630,788
Mexico Government International Bonds (c)
	1,521,000	3.771		05/24/61	991,981
	360,000	3.750		04/19/71	228,713
Panama Government International Bonds (c)
	200,000	6.875		01/31/36	210,125
Peru Government International Bonds (c)
	10,000	2.780		12/01/60	6,033
	100,000	3.230	(j)	07/28/21	59,781
Philippines Government International Bonds
	470,000	3.700		03/01/41	408,378
Republic of Poland Government International Bonds (c)
	600,000	5.125		09/18/34	616,314
	650,000	5.500		03/18/54	661,745
Romania Government International Bonds
	240,000	3.000	(d)	02/27/27	230,100
	70,000	6.375		01/30/34	72,713
Saudi Government International Bonds
	830,000	4.875		07/18/33	844,525
Uruguay Government International Bonds (c)
	90,000	4.375		01/23/31	90,450

					8,259,890

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $153,759,936)					$145,551,966

Asset-Backed Securities(c) – 13.3%

Automotive – 2.5%
Bank of America Auto Trust Series 2023-2A, Class A2(d)
	$777,511	5.850%		08/17/26	$780,176
Ford Credit Auto Lease Trust Series 2024-A, Class A2A
	3,089,399	5.240		07/15/26	3,093,629
Ford Credit Auto Owner Trust Series 2023-C, Class A2A
	1,522,025	5.680		09/15/26	1,526,936
Ford Credit Auto Owner Trust Series 2024-1, Class A(d)(e)
	1,625,000	4.870		08/15/36	1,659,494
GM Financial Consumer Automobile Receivables Trust Series 2023-4, Class A2A
	913,450	5.890		11/16/26	917,162
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(d)
	1,500,000	5.340		06/15/28	1,523,896

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Automotive – (continued)
Hyundai Auto Lease Securitization Trust Series 2024-A, Class A2A(d)
$2,206,531	5.150%	06/15/26	$2,211,706
Mercedes-Benz Auto Receivables Trust Series 2023-2, Class A2
123,757	5.920	11/16/26	124,230
Nissan Auto Lease Trust Series 2024-A, Class A2A
3,219,466	5.110	10/15/26	3,229,861
Nissan Auto Receivables Owner Trust Series 2023-B, Class A3
425,000	5.930	03/15/28	433,825
Santander Drive Auto Receivables Trust Series 2023-6, Class A2
770,086	6.080	05/17/27	772,826
Santander Drive Auto Receivables Trust Series 2024-1, Class A2
711,101	5.710	02/16/27	712,971

			16,986,712

Collateralized Loan Obligations(d) – 6.8%
1988 CLO 4 Ltd. Series 2024-4A, Class D(b) (3 mo. USD Term SOFR + 4.250%)
1,575,000	9.550	04/15/37	1,612,523
1988 CLO 5 Ltd. Series 2024-5A, Class A1(b) (3 mo. USD Term SOFR + 1.540%)
1,275,000	6.865	07/15/37	1,275,974
AGL CLO 3 Ltd. Series 2020-3A, Class A(b) (3 mo. USD Term SOFR + 1.562%)
2,100,000	6.863	01/15/33	2,102,570
Apex Credit CLO Ltd. Series 2024-2A, Class A(b) (3 mo. USD Term SOFR + 1.520%)
1,275,000	6.689	07/25/37	1,273,717
Apidos CLO XXIII Ltd. Series 2015-23A, Class AR(b) (3 mo. USD Term SOFR + 1.482%)
2,100,000	6.783	04/15/33	2,101,588
Bain Capital Credit CLO Ltd. Series 2020-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.250%)
2,575,000	6.529	04/18/33	2,576,957
Barings CLO Ltd. Series 2022-4A, Class A(b) (3 mo. USD Term SOFR + 1.990%)
1,275,000	7.272	10/20/34	1,275,000
Carlyle U.S. CLO Ltd. Series 2024-2A, Class B(b) (3 mo. USD Term SOFR + 2.050%)
1,900,000	7.375	04/25/37	1,917,761
Elmwood CLO IV Ltd. Series 2020-1A, Class AR(b) (3 mo. USD Term SOFR + 1.460%)
5,300,000	6.783	04/18/37	5,331,747
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class A(b) (3 mo. USD Term SOFR + 1.500%)
1,375,000	6.815	07/25/37	1,378,766
Jamestown CLO XII Ltd. Series 2019-1A, Class A2BR(b) (3 mo. USD Term SOFR + 1.850%)
1,650,000	7.132	04/20/32	1,651,424
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b) (1 mo. USD Term SOFR + 1.600%)
500,546	6.946	05/25/54	503,706
Mountain View CLO LLC Series 2016-1A, Class AR(b) (3 mo. USD Term SOFR + 1.622%)
1,800,000	6.923	04/14/33	1,801,312
Mountain View CLO XV Ltd. Series 2019-2A, Class A1R(b) (3 mo. USD Term SOFR + 1.670%)
1,225,000	6.971	07/15/37	1,233,943

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Collateralized Loan Obligations(d) – (continued)
Neuberger Berman Loan Advisers CLO 45 Ltd. Series 2021-45A, Class A(b) (3 mo. USD Term SOFR + 1.392%)
$740,000	6.693%	10/14/35	$740,899
New Mountain CLO 1 Ltd. Series CLO-1A, Class AR(b) (3 mo. USD Term SOFR + 1.462%)
1,150,000	6.763	10/15/34	1,151,317
Oaktree CLO Ltd. Series 2021-1A, Class A1(b) (3 mo. USD Term SOFR + 1.422%)
5,000,000	6.723	07/15/34	5,005,105
OZLM XIV Ltd. Series 2015-14A, Class CRR(b) (3 mo. USD Term SOFR + 3.652%)
1,700,000	8.953	07/15/34	1,700,928
Pikes Peak CLO 5 Series 2020-5A, Class A1R(b) (-1X 3 mo. USD Term SOFR + 1.400%)
1,875,000	1.000	10/20/37	1,875,332
Regatta XI Funding Ltd. Series 2018-1A, Class BR(b) (3 mo. USD Term SOFR + 1.750%)
1,475,000	7.052	07/17/37	1,483,537
Storm King Park CLO Ltd. Series 2022-1A, Class BR(b) (3 mo. USD Term SOFR + 1.700%)
1,350,000	6.642	10/15/37	1,350,238
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
164,306	5.750	12/20/50	169,506
Venture 36 CLO Ltd. Series 2019-36A, Class D(b) (3 mo. USD Term SOFR + 4.412%)
900,000	9.694	04/20/32	892,356
Voya CLO Ltd. Series 2019-1A, Class AR(b) (3 mo. USD Term SOFR + 1.322%)
1,156,435	6.623	04/15/31	1,156,435
Voya CLO Ltd. Series 2019-1A, Class A1RR(b) (-1X 3 mo. USD Term SOFR + 1.370%)
1,150,000	1.000	10/15/37	1,150,000
Voya CLO Ltd. Series 2019-2A, Class AR(b) (3 mo. USD Term SOFR + 1.200%)
2,625,000	6.482	07/20/32	2,625,740

			45,338,381

Credit Card – 1.4%
American Express Credit Account Master Trust Series 2022-2, Class A
1,975,000	3.390	05/15/27	1,960,243
Barclays Dryrock Issuance Trust Series 2023-1, Class A
1,500,000	4.720	02/15/29	1,510,737
Barclays Dryrock Issuance Trust Series 2023-2, Class A(b) (1 mo. USD Term SOFR + 0.900%)
2,600,000	6.242	08/15/28	2,611,776
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A
2,000,000	3.490	05/15/27	1,986,269
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
1,275,000	5.230	12/08/27	1,288,507

			9,357,532

Student Loan(b)(d) – 2.6%
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR (3 mo. USD Term SOFR + 1.272%)
1,114,260	6.554	04/20/31	1,115,562

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Student Loan(b)(d) – (continued)
Bain Capital Credit CLO Ltd. Series 2023-3A, Class A (3 mo. USD Term SOFR + 1.800%)
$1,650,000	7.083%	07/24/36	$1,662,492
Balboa Bay Loan Funding Ltd. Series 2023-1A, Class AR (3 mo. USD Term SOFR + 1.420%)
2,975,000	6.702	04/20/36	2,980,977
ECMC Group Student Loan Trust Series 2017-1A, Class A (1 mo. USD Term SOFR + 1.314%)
2,028,227	6.595	12/27/66	2,033,390
Navient Student Loan Trust Series 2017-2A, Class A (1 mo. USD Term SOFR + 1.164%)
2,999,809	6.445	12/27/66	3,005,446
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR (3 mo. USD Term SOFR + 1.400%)
1,500,000	6.701	04/15/31	1,500,820
PHEAA Student Loan Trust Series 2016-1A, Class A (1 mo. USD Term SOFR + 1.264%)
731,370	6.545	09/25/65	732,299
Silver Point CLO 4 Ltd. Series 2024-4A, Class A1 (3 mo. USD Term SOFR + 1.630%)
4,500,000	6.887	04/15/37	4,523,719

			17,554,705

TOTAL ASSET-BACKED SECURITIES (Cost $88,705,231)			$89,237,330

U.S. Treasury Obligations – 7.0%

U.S. Treasury Bills(h)
$38,612,400	0.000%	10/24/24	$38,496,044
U.S. Treasury Bonds
3,560,000	2.375	11/15/49	2,530,381
2,440,000	4.750	11/15/53	2,695,819
U.S. Treasury Inflation-Indexed Bonds
2,052,733	1.500	02/15/53	1,857,242
U.S. Treasury Notes
1,574,700	0.625	05/15/30	1,337,142

TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,306,235)			$46,916,628

Shares	Description		Value

Exchange Traded Funds – 0.1%
3,755	Vanguard Intermediate- Term Corporate Bond ETF		$314,481
(Cost $306,202)

TOTAL INVESTMENTS – 108.7%
(Cost $733,357,243)			$727,499,375

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.7)%			(57,982,478)

NET ASSETS – 100.0%			$669,516,897

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2024.
(f)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $83,937,112 which represents approximately 12.8% of net assets as of September 30, 2024.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $11,143,088, which represents approximately 1.7% of the Fund’s net assets as of September 30, 2024.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Actual maturity date is July 28, 2121.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	11,657,770	USD	7,932,285	12/18/24	$133,786
	AUD	503,263	USD	346,196	03/19/25	1,875
	BRL	1,292,352	USD	226,651	12/18/24	8,379
	CAD	3,835,422	USD	2,829,045	12/18/24	12,695
	CHF	1,232,313	EUR	1,308,000	12/18/24	8,254
	CHF	1,102,892	USD	1,310,846	12/18/24	3,840
	CLP	1,322,602,633	USD	1,465,736	10/28/24	4,622
	CLP	106,628,237	USD	118,322	03/19/25	29
	CNH	38,818,296	USD	5,550,960	12/18/24	24,676
	CZK	9,768,543	USD	430,618	12/18/24	1,565
	EUR	1,658,000	CHF	1,548,996	12/18/24	5,109
	EUR	824,000	HUF	329,328,080	12/18/24	4
	EUR	2,608,709	USD	2,854,668	10/24/24	52,372
	EUR	12,937,115	USD	14,399,420	12/18/24	48,066
	GBP	5,644,553	USD	7,493,740	12/18/24	51,378
	HUF	248,015,590	USD	686,267	12/18/24	6,729
	ILS	1,089,004	USD	291,000	12/18/24	1,835
	INR	51,141,367	USD	607,820	12/18/24	124
	JPY	3,771,109,178	USD	25,629,254	10/17/24	676,147
	JPY	24,924,611	USD	174,086	12/18/24	1,232
	KRW	1,307,959,054	USD	986,543	10/23/24	6,192
	KRW	378,645,946	USD	289,337	03/19/25	20
	NOK	27,639,871	USD	2,590,146	12/18/24	30,108
	NZD	6,354,207	USD	3,986,875	12/18/24	50,477
	PLN	2,833,176	USD	728,000	12/18/24	6,263
	SEK	3,327,378	USD	322,060	12/18/24	6,864
	SGD	7,401,875	USD	5,712,725	12/18/24	69,080
	TWD	29,177,051	USD	914,011	10/03/24	7,445
	TWD	28,929,475	USD	913,178	10/31/24	3,371
	TWD	24,100,124	USD	757,583	12/18/24	11,149
	TWD	23,486,750	USD	757,598	03/19/25	1,367
	USD	482,570	BRL	2,626,017	11/04/24	2,514
	USD	906,000	CAD	1,218,844	12/18/24	2,935
	USD	76,158	CAD	102,174	03/19/25	298
	USD	2,007,431	CHF	1,681,569	12/18/24	2,941
	USD	1,517,928	CNH	10,458,317	03/19/25	7,141

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	389,066	COP	1,614,629,165	10/28/24	$ 6,700
	USD	111,899	COP	474,821,027	12/18/24	139
	USD	1,338,208	CZK	30,133,390	12/18/24	5,038
	USD	2,512,558	EUR	2,248,542	10/24/24	6,872
	USD	11,893,535	EUR	10,631,209	12/18/24	21,160
	USD	20,063,098	GBP	15,008,212	12/16/24	1,298
	USD	1,084,344	GBP	809,092	12/18/24	2,824
	USD	683,249	HUF	243,211,227	12/18/24	3,678
	USD	1,168,761	ILS	4,297,101	11/20/24	14,485
	USD	295,557	ILS	1,083,918	03/19/25	3,285
	USD	1,861,881	INR	156,456,284	12/18/24	2,003
	USD	607,171	INR	51,267,091	03/19/25	1,420
	USD	7,412,215	JPY	1,042,099,948	11/20/24	111,204
	USD	8,191,103	JPY	1,147,756,663	12/18/24	117,851
	USD	154,318	MXN	3,095,391	03/19/25	1,170
	USD	88,305	NOK	928,707	12/18/24	264
	USD	2,299,217	PLN	8,817,553	12/18/24	14,006
	USD	1,342,662	PLN	5,174,478	03/19/25	7,638
	USD	332,671	SEK	3,361,802	12/18/24	344
	USD	1,858,960	SGD	2,378,508	12/18/24	1,044
	ZAR	15,924,000	USD	907,969	12/18/24	7,521

TOTAL						$1,580,826

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	BRL	1,242,479	USD	226,656	12/18/24	$ (696)
	CAD	2,480,259	EUR	1,658,000	12/18/24	(13,895)
	CAD	9,120,154	USD	6,782,964	12/18/24	(25,664)
	CHF	1,548,945	EUR	1,658,000	12/18/24	(5,170)
	CHF	396,137	USD	473,000	12/18/24	(791)
	CNH	10,526,099	USD	1,517,928	12/18/24	(6,020)
	COP	480,443,951	USD	111,899	03/19/25	(184)
	CZK	9,640,887	USD	429,208	03/19/25	(1,818)
	EUR	4,112,761	CHF	3,884,914	12/18/24	(38,039)
	EUR	2,044,955	USD	2,282,124	10/24/24	(3,308)
	EUR	3,807,357	USD	4,266,296	12/18/24	(14,441)
	EUR	2,410,442	USD	2,708,590	03/19/25	(7,737)
	HUF	243,994,845	USD	683,249	03/19/25	(3,861)
	ILS	1,086,744	USD	295,557	12/18/24	(3,330)
	INR	76,529,335	USD	914,186	10/21/24	(1,781)
	INR	76,343,520	USD	912,000	10/28/24	(2,127)
	INR	76,277,871	USD	910,835	10/31/24	(1,834)
	INR	121,880,822	USD	1,454,000	11/04/24	(1,833)
	INR	326,249,013	USD	3,884,668	12/18/24	(6,376)
	JPY	1,261,497,723	USD	8,953,787	12/18/24	(80,487)
	MXN	3,053,071	USD	154,318	12/18/24	(1,153)
	NOK	10,289,673	EUR	879,793	12/18/24	(7,047)
	NOK	9,517,450	USD	912,000	12/18/24	(9,748)
	NOK	929,244	USD	88,305	03/19/25	(258)
	PLN	9,345,256	USD	2,437,662	12/18/24	(15,689)

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	SEK	17,006,558	USD	1,695,079	12/18/24	$ (13,917)
	SEK	3,346,428	USD	332,671	03/19/25	(444)
	SGD	3,492,769	USD	2,731,000	12/18/24	(2,704)
	SGD	966,533	USD	758,964	03/19/25	(955)
	USD	1,408,992	AUD	2,095,851	12/18/24	(41,138)
	USD	167,663	BRL	924,075	12/18/24	(392)
	USD	7,448,263	CAD	10,281,813	10/17/24	(157,176)
	USD	608,809	CAD	826,416	10/21/24	(2,553)
	USD	8,335,007	CAD	11,270,774	12/18/24	(15,731)
	USD	214,333	CHF	180,568	12/18/24	(910)
	USD	1,310,846	CHF	1,093,097	03/19/25	(3,675)
	USD	868,859	CLP	820,290,018	10/15/24	(43,165)
	USD	590,968	CLP	539,317,433	10/28/24	(8,600)
	USD	118,322	CLP	106,496,899	12/18/24	(27)
	USD	5,547,417	CNH	39,029,914	12/18/24	(58,615)
	USD	839,311	COP	3,646,480,360	12/18/24	(18,974)
	USD	2,357,446	CZK	53,513,793	12/18/24	(10,127)
	USD	100,053,929	EUR	91,754,362	10/24/24	(2,193,443)
	USD	13,333,086	EUR	11,966,302	12/18/24	(30,249)
	USD	5,962,604	GBP	4,556,012	12/18/24	(127,455)
	USD	800,000	HUF	288,952,160	12/18/24	(7,379)
	USD	2,280,354	IDR	35,614,105,829	12/11/24	(57,972)
	USD	1,517,898	INR	127,956,676	12/18/24	(3,190)
	USD	607,820	INR	51,155,955	12/23/24	(125)
	USD	74,411,653	JPY	11,298,994,787	10/17/24	(4,404,570)
	USD	657,000	JPY	93,565,308	12/18/24	(1,133)
	USD	174,086	JPY	24,666,515	03/19/25	(1,150)
	USD	3,911,742	KRW	5,217,325,237	12/11/24	(58,463)
	USD	580,337	KRW	769,038,967	12/18/24	(5,116)
	USD	794,939	MXN	16,011,079	12/18/24	(8,296)
	USD	2,597,384	NOK	27,567,335	12/18/24	(15,994)
	USD	6,376,164	NZD	10,287,391	12/18/24	(160,263)
	USD	884,875	NZD	1,404,234	03/19/25	(7,156)
	USD	409,687	PEN	1,556,646	12/11/24	(9,924)
	USD	2,732,624	PLN	10,636,864	12/18/24	(24,090)
	USD	3,364,012	SEK	34,399,746	12/18/24	(36,532)
	USD	939,393	SGD	1,206,507	12/18/24	(3,043)
	USD	861,977	THB	28,548,157	12/18/24	(29,909)
	USD	899,000	TWD	28,579,210	10/03/24	(3,575)
	USD	757,598	TWD	23,799,638	12/18/24	(1,549)
	USD	946,898	ZAR	17,063,109	12/18/24	(34,082)
State Street Bank and Trust	IDR	511,288,434	USD	33,835	10/02/24	(105)

TOTAL						$(7,857,153)

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At September 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	10/21/24	$(2,000,000)	$(1,823,944)
Government National Mortgage Association	4.000	TBA - 30yr	10/21/24	(2,000,000)	(1,933,723)
Government National Mortgage Association	4.500	TBA - 30yr	10/21/24	(16,000,000)	(15,796,227)
Government National Mortgage Association	5.000	TBA - 30yr	10/15/24	(2,000,000)	(2,003,688)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	10/15/24	(11,000,000)	(9,095,625)

(PROCEEDS RECEIVED: $(30,949,180))					$(30,653,207)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year Australian Bonds	53	12/16/24	$4,264,941	$ (19,856)
10 Year Japanese Bonds	12	12/13/24	12,077,231	(3,372)
10 Year U.K. Long Gilt	56	12/27/24	7,369,377	(40,153)
2 Year German Euro-Schatz	99	12/06/24	11,810,877	(158)
20 Year U.S. Treasury Bonds	64	12/19/24	7,948,000	(16,580)
3 Year Australian Bonds	152	12/16/24	11,262,939	(7,056)
30 Year German Euro-Buxl	26	12/06/24	3,944,200	40,344
5 Year German Euro-Bobl	70	12/06/24	9,354,351	55,635
5 Year German Euro-Bund	121	12/06/24	18,172,520	159,689
Canada 10 Year Government Bonds	170	12/18/24	15,713,483	119,035
Euro BTP	17	12/06/24	2,298,643	42,929
French 10 Year Government Bonds	14	12/06/24	1,976,686	10,419
Ice 3M Sonia Index	67	03/17/26	21,621,326	(14,271)
Ultra Long U.S. Treasury Bonds	99	12/19/24	13,176,281	(195,356)

Total				$ 131,249

Short position contracts:
10 Year U.S. Treasury Notes	(60)	12/19/24	(6,856,875)	3,032
2 Year U.S. Treasury Notes	(92)	12/31/24	(19,158,281)	(9,525)
5 Year U.S. Treasury Notes	(70)	12/31/24	(7,691,797)	5,098
Ultra 10-Year U.S. Treasury Notes	(18)	12/19/24	(2,129,344)	4,222

Total				$ 2,827

TOTAL FUTURES CONTRACTS				$ 134,076

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2024, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	3.271%	BofA Securities LLC	12/21/31	MYR1,540	$(6,903)	$—	$ (6,903)
3M KLIBOR	3.735	Citibank NA	07/14/32	1,950	5,389	—	5,389
3M KLIBOR	3.750	Citibank NA	12/21/32	3,450	9,893	(39,602)	49,495
3M KLIBOR	3.680	MS & Co. Int. PLC	07/12/32	1,940	3,508	—	3,508

TOTAL					$11,887	$(39,602)	$51,489

(a)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	9.750%(a)	01/02/26	BRL	26,761		$(154,332)	$(128,566)	$ (25,766)
0.506%(b)	6M JYOR(b)	08/13/26	JPY	3,038,598	(c)	7,167	—	7,167
6M AUDOR(d)	3.000(d)	09/16/26	AUD	34,896	(c)	(71,994)	(47,257)	(24,737)
6M EURO(b)	1.750(b)	09/26/26	EUR	58,894	(c)	20,388	(15,928)	36,316
3.000(b)	12M SOFR(b)	09/26/26		$43,348	(c)	8,852	(5,630)	14,482
Mexico Interbank TIIE
28 Days(a)	9.250(a)	12/16/26	MXN	219,250	(c)	110,418	76,461	33,957
3M CNY(d)	1.750(d)	12/18/26	CNY	85,420	(c)	34,784	16,619	18,165
6M EURO(e)	2.500(e)	12/18/26	EUR	47,160	(c)	579,158	455,846	123,312
3M KWCDC(d)	2.750(d)	12/18/26	KRW	7,548,020	(c)	562	(13,736)	14,298
6M EURO(f)	3.000(e)	12/18/26	EUR	3,530	(c)	66,193	36,897	29,296
6M PRIBO(f)	3.250(e)	12/18/26	CZK	59,070	(c)	10,461	403	10,058
6M CDOR(f)	3.500(f)	12/18/26	CAD	18,155	(c)	222,919	231,137	(8,218)
6M CDOR(f)	3.750(f)	12/18/26		5,590	(c)	88,443	55,710	32,733
3M NIBOR(f)	3.750(e)	12/18/26	NOK	238,200	(c)	57,475	23,300	34,175
12M SOFR(e)	3.750(e)	12/18/26		$31,953	(c)	301,743	317,977	(16,234)
3.500(f)	3M NZDOR(d)	12/18/26	NZD	19,980	(c)	(30,230)	(33,790)	3,560
6M AUDOR(d)	4.000(d)	12/18/26	AUD	5,860	(c)	36,166	28,589	7,577
12M SOFR(e)	4.000(e)	12/18/26		$3,650	(c)	51,894	38,158	13,736
6M GBP(e)	4.000(e)	12/18/26	GBP	27,180	(c)	184,780	15,312	169,468
6M GBP(e)	4.250(e)	12/18/26		2,410	(c)	31,459	19,234	12,225
6M CLICP(f)	4.500(f)	12/18/26	CLP	2,066,790	(c)	12,863	12,733	130
6M BUBOR(f)	5.500(e)	12/18/26	HUF	140,340	(c)	2,289	509	1,780
0.500(e)	6M CHFOR(e)	12/18/26	CHF	84,060	(c)	(233,542)	49,146	(282,688)
6.000(f)	6M MIBOR(f)	12/18/26	INR	455,250	(c)	(326)	6,382	(6,708)
6M CPIBR(d)	7.250(d)	12/18/26	COP	6,438,870	(c)	9,135	17,611	(8,476)
3M JIBAR(d)	7.250(d)	12/18/26	ZAR	57,160	(c)	12,809	10,012	2,797
6M GBP(e)	3.500(e)	08/31/27	GBP	72,040	(c)	54,504	72,826	(18,322)
6M GBP(e)	4.000(e)	12/18/27		10,410	(c)	141,928	115,778	26,150
12M SOFR(e)	3.805(e)	04/13/28		$26,750	(c)	370,017	110,529	259,488
6M EURO(f)	2.500(e)	05/14/28	EUR	22,930	(c)	213,541	(121,390)	334,931
2.500(e)	6M EURO(f)	12/18/28		1,430	(c)	(22,552)	(14,743)	(7,809)
10.250(a)	1M BID Average(a)	01/02/29	BRL	21,410		218,062	62,357	155,705

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.500%(e)	6M GBP(e)	08/31/29	GBP	66,571	(c)	$(151,010)	$(251,640)	$ 100,630
12M SOFR(e)	3.038%(e)	09/13/29		$24,860	(c)	(45,775)	23,028	(68,803)
2.457(f)	6M CDOR(f)	09/13/29	CAD	33,230	(c)	22,229	(10,689)	32,918
3M CNY(d)	1.750(d)	12/18/29	CNY	531,610	(c)	(217,689)	(299,316)	81,627
6M EURO(e)	2.500(e)	12/18/29	EUR	2,500	(c)	67,947	65,565	2,382
6M CDOR(f)	3.250(f)	12/18/29	CAD	11,490	(c)	271,777	247,280	24,497
3M NIBOR(f)	3.500(e)	12/18/29	NOK	127,830	(c)	27,910	50,922	(23,012)
12M SOFR(e)	3.750(e)	12/18/29		$4,310	(c)	111,656	103,533	8,123
2.000(e)	3M STIBOR(d)	12/18/29	SEK	80,300	(c)	(5,785)	(19,412)	13,627
6M AUDOR(f)	4.000(f)	12/18/29	AUD	18,510	(c)	144,556	213,235	(68,679)
2.500(e)	6M EURO(f)	12/18/29	EUR	3,210	(c)	(56,700)	(37,840)	(18,860)
3.750(e)	6M GBP(e)	12/18/29	GBP	2,220	(c)	(27,274)	(26,965)	(309)
0.750(e)	6M JYOR(e)	12/18/29	JPY	11,941,000	(c)	(486,846)	(498,527)	11,681
6.000(f)	6M MIBOR(f)	12/18/29	INR	188,480	(c)	(397)	1,966	(2,363)
2.000(d)	6M THOR(d)	12/18/29	THB	44,450	(c)	5,032	6,610	(1,578)
6M CDOR(f)	2.801(f)	09/11/31	CAD	34,990	(c)	(29,657)	14,086	(43,743)
3.215(e)	12M SOFR(e)	09/12/31		$26,380	(c)	36,974	(21,627)	58,601
2.500(e)	6M EURO(f)	12/18/31	EUR	930	(c)	(18,054)	(12,118)	(5,936)
6M EURO(f)	3.000(e)	11/10/33		19,040	(c)	513,667	291,206	222,461
12M SOFR(e)	3.790(e)	05/21/34		$21,170	(c)	346,570	124,589	221,981
1.295(e)	6M JYOR(e)	08/02/34	JPY	2,187,100	(c)	(111,077)	(28,092)	(82,985)
6M GBP(e)	3.500(e)	08/28/34	GBP	13,340	(c)	(82,041)	(21,207)	(60,834)
3.750(e)	12M SOFR(e)	12/18/34		$12,138	(c)	(471,943)	(468,127)	(3,816)
3M STIBOR(d)	2.250(e)	12/18/34	SEK	60,130	(c)	16,458	(26,562)	43,020
6M EURO(f)	2.500(e)	12/18/34	EUR	16,330	(c)	278,241	126,495	151,746
3M KWCDC(d)	2.750(d)	12/18/34	KRW	9,845,560	(c)	(36,721)	(87,772)	51,051
6M CDOR(f)	3.250(f)	12/18/34	CAD	1,500	(c)	41,107	28,097	13,010
6M PRIBO(f)	3.500(e)	12/18/34	CZK	10,970	(c)	9,085	4,401	4,684
3.500(e)	3M NIBOR(f)	12/18/34	NOK	10,320	(c)	(4,385)	(3,030)	(1,355)
3M NZDOR(d)	4.000(f)	12/18/34	NZD	3,240	(c)	22,779	23,301	(522)
4.500(f)	6M AUDOR(f)	12/18/34	AUD	4,950	(c)	(122,487)	(138,252)	15,765
6.000(e)	6M BUBOR(f)	12/18/34	HUF	198,220	(c)	(9,653)	(1,363)	(8,290)
0.750(e)	6M CHFOR(e)	12/18/34	CHF	850	(c)	(16,326)	(12,743)	(3,583)
5.000(f)	6M CLICP(f)	12/18/34	CLP	598,640	(c)	(14,618)	(19,784)	5,166
3.750(e)	6M GBP(e)	12/18/34	GBP	120	(c)	(2,063)	(2,248)	185
4.500(e)	6M WIBOR(f)	12/18/34	PLN	2,450	(c)	(4,462)	214	(4,676)
6M CPIBR(d)	7.750(d)	12/18/34	COP	3,204,550	(c)	11,182	17	11,165
3M JIBAR(d)	8.750(d)	12/18/34	ZAR	13,260	(c)	14,175	6,064	8,111
6M EURO(f)	2.152(e)	08/09/37	EUR	11,010	(c)	(245,836)	(1,028,371)	782,535
12M SOFR(e)	3.391(e)	05/10/38		$6,480	(c)	(48,463)	(185,616)	137,153
6M EURO(f)	3.000(e)	01/25/39	EUR	12,150	(c)	151,341	33,014	118,327
1.451(e)	6M EURO(f)	08/10/42		28,020	(c)	1,181,494	(865,101)	2,046,595
2.500(e)	6M EURO(f)	01/25/44		29,050	(c)	(88,248)	(6,117)	(82,131)
6M JYOR(e)	2.160(e)	08/02/44	JPY	2,625,450	(c)	(37,039)	16,978	(54,017)
2.500(e)	6M EURO(f)	12/18/44	EUR	350	(c)	(5,281)	(3,998)	(1,283)
6M EURO(f)	1.051(e)	08/11/47		16,400	(c)	(588,745)	(1,250,249)	661,504
6M EURO(f)	2.000(e)	01/25/49		17,330	(c)	(8,492)	(16,285)	7,793
2.564(e)	12M SOFR(e)	05/11/53		$6,270	(c)	125,301	(7,820)	133,121
2.000(e)	6M EURO(f)	05/17/53	EUR	6,790	(c)	82,609	29,332	53,277
2.500(e)	6M EURO(f)	11/10/53		10,280	(c)	(427,682)	(493,197)	65,515
3.380(e)	12M SOFR(e)	04/11/54		$8,740	(c)	(134,689)	(51,959)	(82,730)
3.343(e)	12M SOFR(e)	05/20/54		13,300	(c)	(176,721)	(62,136)	(114,585)

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.250%(e)	6M EURO(f)	12/18/54	EUR	3,040	(c)	$5,994	$(8,921)	$ 14,915

TOTAL						$2,146,959	$(3,164,665)	$5,311,624

(a)	Payments made monthly.

(b)	Payments made at maturity.

(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2024.

(d)	Payments made quarterly.

(e)	Payments made annually.

(f)	Payments made semi-annually.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	4.975%	JPMorgan Securities, Inc.	12/15/56	$3,400	$(403,492)	$(431,178)	$27,686

(a)	Payments made monthly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2024(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
BASF SE, 0.750%, 03/17/26	(1.000)%	0.430%	12/20/29	EUR	1,079	$(34,171)	$(37,055)	$ 2,884
ICE CD ITXEB 42	(1.000)	0.981	12/20/34		3,614	(7,776)	(8,807)	1,031
Next Group PLC, 3.625%, 05/18/28	(1.000)	0.515	12/20/29		920	(24,816)	(24,120)	(696)
Vivendi SE, 1.875%, 05/26/26	(1.000)	0.626	12/20/29		963	(20,031)	(18,836)	(1,195)

Protection Sold:
CDX.NA.IG Index 39	1.000	0.327	12/20/27		$34,218	713,434	577,446	135,988
CDX.NA.IG Index 40	1.000	0.358	06/20/28		8,143	185,044	98,283	86,761
CDX.NA.IG Index 41	1.000	0.417	12/20/28		4,508	104,425	43,990	60,435
CDX.NA.IG Index 42	1.000	0.477	06/20/29		43,391	995,897	849,201	146,696
Republic of Chile, 3.240%, 02/06/28	1.000	0.493	06/20/29		1,250	28,040	24,701	3,339
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.638	06/20/29		1,740	27,822	18,953	8,869

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Republic of Peru, 8.750%, 11/21/33	1.000%	0.697%	06/20/29	$ 1,150	$15,487	$16,738	$ (1,251)

TOTAL					$1,983,355	$1,540,494	$442,861

(a)	Payments made quarterly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Fund had the following written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1M IRS	BofA Securities LLC	2.437%	10/21/2024	(3,930,000)	$(3,930,000)	$(46,543)	$ (25,991)	$(20,552)
1M IRS	Citibank NA	2.448	10/07/2024	(3,890,000)	(3,890,000)	(41,276)	(30,688)	(10,588)
1M IRS	Citibank NA	2.364	10/28/2024	(3,900,000)	(3,900,000)	(31,713)	(28,105)	(3,608)
1M IRS	Deutsche Bank AG (London)	3.214	10/15/2024	(4,040,000)	(4,040,000)	(12,662)	(37,724)	25,062
2M IRS	JPMorgan Securities, Inc.	3.395	10/03/2024	(3,890,000)	(3,890,000)	(30,088)	(40,271)	10,183
3Y IRS	JPMorgan Securities, Inc.	1.812	09/20/2027	(25,960,000)	(25,960,000)	(52,161)	(67,496)	15,335
3Y IRS	JPMorgan Securities, Inc.	1.820	09/20/2027	(25,950,000)	(25,950,000)	(52,556)	(53,197)	641
1M IRS	MS & Co. Int. PLC	2.394	10/14/2024	(3,880,000)	(3,880,000)	(30,096)	(26,951)	(3,145)
1M IRS	MS & Co. Int. PLC	3.275	10/21/2024	(4,090,000)	(4,090,000)	(24,504)	(36,759)	12,255
1M IRS	MS & Co. Int. PLC	3.312	10/28/2024	(4,070,000)	(4,070,000)	(34,919)	(35,043)	124

				(83,600,000)	$(83,600,000)	$(356,518)	$(382,225)	$ 25,707

Puts
1M IRS	BofA Securities LLC	2.437	10/21/2024	(3,930,000)	(3,930,000)	(10,132)	(25,991)	15,859
1M IRS	Citibank NA	2.448	10/07/2024	(3,890,000)	(3,890,000)	(2,518)	(30,688)	28,170
1M IRS	Citibank NA	2.364	10/28/2024	(3,900,000)	(3,900,000)	(22,761)	(28,105)	5,344
1M IRS	Deutsche Bank AG (London)	3.214	10/15/2024	(4,040,000)	(4,040,000)	(46,873)	(37,723)	(9,150)
2M IRS	JPMorgan Securities, Inc.	3.395	10/03/2024	(3,890,000)	(3,890,000)	(4,833)	(40,271)	35,438
3Y IRS	JPMorgan Securities, Inc.	4.312	09/20/2027	(25,960,000)	(25,960,000)	(75,432)	(51,271)	(24,161)
3Y IRS	JPMorgan Securities, Inc.	4.320	09/20/2027	(25,950,000)	(25,950,000)	(75,019)	(70,065)	(4,954)
1M IRS	MS & Co. Int. PLC	2.394	10/14/2024	(3,880,000)	(3,880,000)	(11,439)	(26,951)	15,512
1M IRS	MS & Co. Int. PLC	3.275	10/21/2024	(4,090,000)	(4,090,000)	(36,994)	(36,759)	(235)
1M IRS	MS & Co. Int. PLC	3.312	10/28/2024	(4,070,000)	(4,070,000)	(33,458)	(35,043)	1,585

				(83,600,000)	$(83,600,000)	$(319,459)	$(382,867)	$ 63,408

Total written option contracts				(167,200,000)	$(167,200,000)	$(675,977)	$(765,092)	$ 89,115

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysia Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peru Nuevo Sol
PLN	—Polish Zloty
RON	—Romania New Leu
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MTA	—Monthly Treasury Average
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
2M IRS	—2 Months Interest Rate Swaptions
3Y IRS	—3 Year Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 39	—CDX North America Investment Grade Index 39
CDX.NA.IG Ind 40	—CDX North America Investment Grade Index 40
CDX.NA.IG Ind 41	—CDX North America Investment Grade Index 41
CDX.NA.IG Ind 42	—CDX North America Investment Grade Index 42
CHFOR	—Swiss Franc Offered Rate
CLICP	—Sinacofi Chile Interbank Rate
CMBX	—Commercial Mortgage Backed Securities Index
EURO	—Euro Offered Rate
ICE	—Inter-Continental Exchange
ICE CD ITXEB	—iTraxx Europe Index
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 71.7%

Advertising(a)(b) – 0.2%
Clear Channel Outdoor Holdings, Inc.
	$230,000	7.875%		04/01/30	$240,709

Aerospace & Defense – 1.7%
Boeing Co. (a)
	858,000	6.298	(b)	05/01/29	902,522
	90,000	5.150		05/01/30	90,201
	25,000	3.250		02/01/35	20,350
	90,000	5.805		05/01/50	86,954
Bombardier, Inc. (a)(b)
	120,000	7.000		06/01/32	125,500
Howmet Aerospace, Inc.
	180,000	5.950		02/01/37	196,886
TransDigm, Inc. (a)
	465,000	4.625		01/15/29	449,487
	220,000	4.875		05/01/29	214,187

					2,086,087

Agriculture – 0.6%
BAT Capital Corp. (a)
	578,000	6.000		02/20/34	617,558
MHP Lux SA
	200,000	6.950		04/03/26	175,000

					792,558

Airlines(b) – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	280,000	5.750		04/20/29	279,636
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (a)
	460,000	7.875		05/01/27	449,567

					729,203

Automotive(a) – 1.8%
Dealer Tire LLC/DT Issuer LLC (b)
	575,000	8.000		02/01/28	574,638
Ford Motor Credit Co. LLC
	200,000	5.850		05/17/27	203,670
Forvia SE
EUR	100,000	2.375		06/15/29	98,958
General Motors Co.
	$135,000	6.125		10/01/25	136,297
General Motors Financial Co., Inc.
	365,000	5.650		01/17/29	376,997
Hyundai Capital America (b)
	370,000	6.200		09/21/30	398,838
Phinia, Inc. (b)
	105,000	6.750		04/15/29	108,587
	90,000	6.625		10/15/32	90,683
Schaeffler AG
EUR	100,000	4.750		08/14/29	111,829
ZF Europe Finance BV
	100,000	6.125		03/13/29	113,389

					2,213,886

Banks – 13.6%
Banco do Brasil SA (a)(c) (10 yr. CMT + 4.398%)
	$200,000	8.748		04/15/25	203,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Banco Mercantil del Norte SA (a)(c) (10 yr. CMT + 5.353%)
$400,000	7.625%		01/10/28	$401,800
Banco Santander SA
600,000	2.749		12/03/30	529,926
400,000	6.921		08/08/33	442,124
Bank of America Corp. (a)(c)
(3 mo. USD Term SOFR + 1.252%)
345,000	2.496		02/13/31	312,453
(3 mo. USD Term SOFR + 1.332%)
285,000	3.970		03/05/29	281,617
(3 mo. USD Term SOFR + 1.572%)
340,000	4.271		07/23/29	338,997
(Secured Overnight Financing Rate + 1.220%)
415,000	2.651		03/11/32	370,371
(Secured Overnight Financing Rate + 1.530%)
470,000	1.898		07/23/31	407,706
(Secured Overnight Financing Rate + 1.630%)
150,000	5.202		04/25/29	154,226
(Secured Overnight Financing Rate + 2.150%)
515,000	2.592		04/29/31	467,378
Bank of New York Mellon Corp. (a)(c) (Secured Overnight Financing Rate + 1.755%)
15,000	4.596		07/26/30	15,213
Barclays PLC (a)
250,000	4.337		01/10/28	248,305
(Secured Overnight Financing Rate + 2.714%)
225,000	2.852	(c)	05/07/26	222,066
BBVA Bancomer SA (a)(c) (5 yr. CMT + 2.650%)
200,000	5.125		01/18/33	189,260
BNP Paribas SA (a)(b)(c) (Secured Overnight Financing Rate +
1.004%)
200,000	1.323		01/13/27	191,644
Citigroup, Inc.
635,000	4.125		07/25/28	629,387
(5 yr. CMT + 3.417%)
260,000	3.875	(a)(c)	02/18/26	251,475
(Secured Overnight Financing Rate + 1.422%)
370,000	2.976	(a)(c)	11/05/30	343,926
Citizens Financial Group, Inc. (a)(c) (5 yr. CMT + 5.313%)
150,000	5.650		10/06/25	149,256
Fifth Third Bancorp (a)(c) (Secured Overnight Financing Rate + 2.127%)
350,000	4.772		07/28/30	352,649
HSBC Holdings PLC (a)(c) (Secured Overnight Financing Rate + 1.538%)
200,000	1.645		04/18/26	196,306
Itau Unibanco Holding SA (a)(c) (5 yr. CMT + 3.981%)
200,000	7.721		12/12/24	200,834
JPMorgan Chase & Co. (a)(c)
(3 mo. USD Term SOFR + 1.207%)
285,000	3.509		01/23/29	278,271
(3 mo. USD Term SOFR + 2.515%)
335,000	2.956		05/13/31	308,307
(3 mo. USD Term SOFR + 3.125%)
470,000	4.600		02/01/25	467,128
(Secured Overnight Financing Rate + 1.800%)
765,000	4.586		04/26/33	765,008

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
M&T Bank Corp. (a)(c) (Secured Overnight Financing Rate + 1.850%)
$475,000	5.053%		01/27/34	$470,858
Macquarie Bank Ltd. (a)(b)(c) (5 yr. CMT + 1.700%)
635,000	3.052		03/03/36	555,200
Morgan Stanley (a)(c)
(3 mo. USD Term SOFR + 1.890%)
280,000	4.431		01/23/30	280,644
(Secured Overnight Financing Rate + 1.034%)
405,000	1.794		02/13/32	342,723
(Secured Overnight Financing Rate + 1.143%)
750,000	2.699		01/22/31	687,127
(Secured Overnight Financing Rate + 1.590%)
125,000	5.164		04/20/29	128,466
(Secured Overnight Financing Rate + 1.610%)
150,000	4.210		04/20/28	149,709
PNC Financial Services Group, Inc. (a)(c) (5 yr. CMT + 3.238%)
510,000	6.200		09/15/27	520,108
Royal Bank of Canada (a)(c) (5 yr. CMT + 2.887%)
485,000	7.500		05/02/84	517,345
State Street Corp. (a)(c) (5 yr. CMT + 2.613%)
245,000	6.700		03/15/29	254,374
Truist Financial Corp. (a)(c)
(10 yr. CMT + 4.349%)
561,000	5.100		03/01/30	552,854
(5 yr. CMT + 3.003%)
255,000	6.669		03/01/25	254,041
(Secured Overnight Financing Rate + 2.050%)
25,000	6.047		06/08/27	25,657
U.S. Bancorp (a)(c) (5 yr. CMT + 2.541%)
285,000	3.700		01/15/27	262,291
UBS Group AG
250,000	4.550		04/17/26	250,625
(1 yr. CMT + 1.100%)
435,000	2.746	(a)(b)(c)	02/11/33	376,636
(5 yr. CMT + 3.098%)
353,000	3.875	(a)(b)(c)	06/02/26	335,297
(5 yr. CMT + 4.745%)
200,000	9.250	(a)(b)(c)	11/13/28	221,126
Wells Fargo & Co.
230,000	4.300		07/22/27	230,386
95,000	4.150	(a)	01/24/29	94,651
(5 yr. CMT + 2.767%)
210,000	6.850	(a)(c)	09/15/29	219,213
(5 yr. CMT + 3.453%)
260,000	3.900	(a)(c)	03/15/26	253,040
(5 yr. CMT + 3.606%)
400,000	7.625	(a)(c)	09/15/28	437,264
(Secured Overnight Financing Rate + 2.100%)
390,000	4.897	(a)(c)	07/25/33	394,524
Yapi ve Kredi Bankasi AS (a)(b)(c) (5 yr. CMT + 5.278%)
200,000	9.250		01/17/34	213,250

				16,746,042

Beverages(a) – 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
390,000	4.700		02/01/36	391,412

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Beverages(a) – (continued)
Constellation Brands, Inc.
$100,000	3.150%	08/01/29	$94,877
Keurig Dr. Pepper, Inc.
421,000	3.200	05/01/30	397,298

			883,587

Biotechnology(a) – 0.4%
Amgen, Inc.
115,000	5.250	03/02/30	119,927
375,000	5.250	03/02/33	390,330

			510,257

Building Materials(a) – 1.0%
Carrier Global Corp.
410,000	2.722	02/15/30	378,717
Cornerstone Building Brands, Inc. (b)
255,000	6.125	01/15/29	225,565
Johnson Controls International PLC/Tyco Fire & Security Finance
SCA
270,000	4.900	12/01/32	275,840
Standard Building Solutions, Inc. (b)
165,000	6.500	08/15/32	171,216
Standard Industries, Inc. (b)
230,000	4.375	07/15/30	217,401

			1,268,739

Chemicals(a)(b) – 1.8%
Avient Corp.
180,000	7.125	08/01/30	187,771
Axalta Coating Systems LLC
325,000	3.375	02/15/29	303,998
Chemours Co.
315,000	4.625	11/15/29	282,013
Ingevity Corp.
190,000	3.875	11/01/28	178,171
International Flavors & Fragrances, Inc.
540,000	2.300	11/01/30	473,466
Minerals Technologies, Inc.
325,000	5.000	07/01/28	316,485
Olympus Water U.S. Holding Corp.
245,000	7.250	06/15/31	254,967
WR Grace Holdings LLC
230,000	5.625	08/15/29	216,030

			2,212,901

Commercial Services – 2.2%
Adani Ports & Special Economic Zone Ltd. (a)
350,000	4.000	07/30/27	335,125
Alarm.com Holdings, Inc. (d)
15,000	0.000	01/15/26	13,980
APi Group DE, Inc. (a)(b)
365,000	4.125	07/15/29	343,491
50,000	4.750	10/15/29	47,942
APX Group, Inc. (a)(b)
305,000	5.750	07/15/29	301,932
CoStar Group, Inc. (a)(b)
75,000	2.800	07/15/30	67,511

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services – (continued)
Garda World Security Corp. (a)(b)
	$75,000	7.750%	02/15/28	$77,924
	95,000	8.250	08/01/32	97,319
GXO Logistics, Inc. (a)
	471,000	2.650	07/15/31	401,410
Hertz Corp. (a)(b)
	107,000	12.625	07/15/29	116,708
Quanta Services, Inc. (a)
	61,000	2.900	10/01/30	56,139
Verisure Midholding AB (a)
EUR	380,000	5.250	02/15/29	420,027
VT Topco, Inc. (a)(b)
	$411,000	8.500	08/15/30	438,866
Wand NewCo 3, Inc. (a)(b)
	5,000	7.625	01/30/32	5,265

				2,723,639

Computers(a) – 1.2%
Amentum Escrow Corp. (b)
	65,000	7.250	08/01/32	67,822
Crowdstrike Holdings, Inc.
	505,000	3.000	02/15/29	467,297
Dell International LLC/EMC Corp.
	71,000	6.020	06/15/26	72,728
	270,000	5.300	10/01/29	280,924
KBR, Inc. (b)
	110,000	4.750	09/30/28	105,747
McAfee Corp. (b)
	420,000	7.375	02/15/30	409,798
Virtusa Corp. (b)
	95,000	7.125	12/15/28	90,052

				1,494,368

Cosmetics & Personal Care(a) – 0.1%
Perrigo Finance Unlimited Co.
	85,000	6.125	09/30/32	85,757

Distribution & Wholesale(a)(b) – 0.2%
BCPE Empire Holdings, Inc.
	195,000	7.625	05/01/27	195,612

Diversified Financial Services(a) – 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	175,000	6.500	07/15/25	176,902
AG Issuer LLC (b)
	350,000	6.250	03/01/28	343,196
AG TTMT Escrow Issuer LLC (b)
	45,000	8.625	09/30/27	46,108
Air Lease Corp.
	75,000	2.875	01/15/26	73,454
	245,000	3.750	06/01/26	242,307
Ally Financial, Inc. (c) (7 yr. CMT + 3.481%)
	295,000	4.700	05/15/28	240,036
Aviation Capital Group LLC (b)
	75,000	1.950	01/30/26	72,248
Avolon Holdings Funding Ltd. (b)
	75,000	2.875	02/15/25	74,261
	50,000	4.250	04/15/26	49,491

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services(a) – (continued)
Charles Schwab Corp. (c)
(5 yr. CMT + 3.256%)
$265,000	5.000%	06/01/27	$259,795
(5 yr. CMT + 4.971%)
245,000	5.375	06/01/25	244,750
Discover Financial Services (c) (3 mo. USD Term SOFR + 3.338%)
290,000	5.500	10/30/27	277,878
Focus Financial Partners LLC (b)
215,000	6.750	09/15/31	216,653
Freedom Mortgage Holdings LLC (b)
340,000	9.250	02/01/29	353,695
Midcap Financial Issuer Trust (b)
400,000	6.500	05/01/28	387,936
Nationstar Mortgage Holdings, Inc. (b)
200,000	5.500	08/15/28	198,142
Navient Corp.
300,000	5.500	03/15/29	291,048
205,000	9.375	07/25/30	227,435
OneMain Finance Corp.
250,000	4.000	09/15/30	222,568
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. (b)
160,000	6.375	02/01/27	159,043
StoneX Group, Inc. (b)
130,000	7.875	03/01/31	138,475
United Wholesale Mortgage LLC (b)
265,000	5.500	11/15/25	265,193
210,000	5.500	04/15/29	204,521
VFH Parent LLC/Valor Co-Issuer, Inc. (b)
125,000	7.500	06/15/31	131,251

			4,896,386

Electrical(a) – 1.5%
AES Panama Generation Holdings SRL
386,052	4.375	05/31/30	347,918
American Electric Power Co., Inc.
325,000	2.300	03/01/30	291,844
Lightning Power LLC (b)
195,000	7.250	08/15/32	204,748
NextEra Energy Operating Partners LP (b)
165,000	7.250	01/15/29	173,920
Pacific Gas & Electric Co.
25,000	2.100	08/01/27	23,440
355,000	2.500	02/01/31	311,147
Pike Corp. (b)
445,000	5.500	09/01/28	435,619
Vistra Operations Co. LLC (b)
60,000	4.300	07/15/29	58,819

			1,847,455

Electronics(a)(b) – 0.3%
Imola Merger Corp.
375,000	4.750	05/15/29	365,966

Engineering & Construction(a) – 1.1%
Aeropuerto Internacional de Tocumen SA (b)
210,000	4.000	08/11/41	169,577

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Engineering & Construction(a) – (continued)
Arcosa, Inc. (b)
	$190,000	4.375%		04/15/29	$182,032
	60,000	6.875		08/15/32	62,788
Global Infrastructure Solutions, Inc. (b)
	280,000	5.625		06/01/29	274,826
	85,000	7.500		04/15/32	87,508
IHS Netherlands Holdco BV
	200,000	8.000		09/18/27	200,375
Mexico City Airport Trust
	400,000	5.500		10/31/46	343,248

					1,320,354

Entertainment(a)(b) – 1.0%
AMC Entertainment Holdings, Inc.
	158,000	7.500		02/15/29	122,448
Caesars Entertainment, Inc.
	436,000	4.625		10/15/29	414,902
Cinemark USA, Inc.
	311,000	5.250		07/15/28	305,760
	85,000	7.000		08/01/32	88,808
SeaWorld Parks & Entertainment, Inc.
	290,000	5.250		08/15/29	282,918

					1,214,836

Environmental(a)(b) – 0.9%
GFL Environmental, Inc.
	340,000	4.000		08/01/28	326,876
Madison IAQ LLC
	265,000	4.125		06/30/28	255,903
Waste Pro USA, Inc.
	535,000	5.500		02/15/26	533,143

					1,115,922

Food & Drug Retailing – 1.6%
H-Food Holdings LLC/Hearthside Finance Co., Inc. (a)(b)
	230,000	8.500		06/01/26	16,273
J.M. Smucker Co. (a)
	626,000	6.200		11/15/33	692,650
Kraft Heinz Foods Co.
	155,000	6.875		01/26/39	182,737
	351,000	5.500	(a)	06/01/50	360,470
Post Holdings, Inc. (a)(b)
	363,000	6.375		03/01/33	369,058
U.S. Foods, Inc. (a)(b)
	205,000	4.625		06/01/30	198,422
United Natural Foods, Inc. (a)(b)
	180,000	6.750		10/15/28	171,677

					1,991,287

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
	105,000	6.300		02/15/30	111,580

Healthcare Providers & Services(a) – 1.7%
CAB SELAS
EUR	150,000	3.375	(b)	02/01/28	154,378
	100,000	3.375		02/01/28	102,918

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(a) – (continued)
DaVita, Inc. (b)
$305,000	3.750%	02/15/31	$274,802
LifePoint Health, Inc. (b)
335,000	5.375	01/15/29	315,476
140,000	11.000	10/15/30	158,301
Medline Borrower LP (b)
400,000	3.875	04/01/29	378,684
275,000	5.250	10/01/29	269,833
Prime Healthcare Services, Inc. (b)
150,000	9.375	09/01/29	154,578
Tenet Healthcare Corp.
145,000	6.125	10/01/28	146,202
155,000	6.125	06/15/30	157,615

			2,112,787

Home Builders(a) – 0.5%
KB Home
185,000	7.250	07/15/30	193,012
LGI Homes, Inc. (b)
435,000	4.000	07/15/29	402,406

			595,418

Household Products(a)(b) – 0.0%
Kronos Acquisition Holdings, Inc.
45,000	8.250	06/30/31	45,182

Housewares(a) – 0.2%
Scotts Miracle-Gro Co.
250,000	4.000	04/01/31	229,460

Insurance(a) – 2.3%
Acrisure LLC/Acrisure Finance, Inc. (b)
70,000	8.250	02/01/29	72,247
200,000	4.250	02/15/29	189,194
445,000	6.000	08/01/29	429,243
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (b)
345,000	6.750	10/15/27	343,796
250,000	7.375	10/01/32	253,655
American International Group, Inc.
305,000	3.400	06/30/30	288,741
Ardonagh Group Finance Ltd. (b)
405,000	8.875	02/15/32	419,126
AssuredPartners, Inc. (b)
110,000	5.625	01/15/29	105,999
BroadStreet Partners, Inc. (b)
510,000	5.875	04/15/29	487,708
Equitable Holdings, Inc.
60,000	4.350	04/20/28	59,778
HUB International Ltd. (b)
115,000	7.375	01/31/32	118,859
USI, Inc. (b)
90,000	7.500	01/15/32	93,265

			2,861,611

Internet(a) – 1.1%
ANGI Group LLC (b)
194,000	3.875	08/15/28	177,950

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Internet(a) – (continued)
Expedia Group, Inc.
	$72,000	4.625%		08/01/27	$72,551
	326,000	2.950		03/15/31	296,624
Match Group Holdings II LLC (b)
	145,000	5.625		02/15/29	144,967
	110,000	3.625		10/01/31	98,550
Meta Platforms, Inc.
	80,000	5.750		05/15/63	87,507
Prosus NV (b)
EUR	120,000	2.031		08/03/32	114,993
United Group BV
	175,000	4.625	(b)	08/15/28	191,044
(3 mo. EUR EURIBOR + 4.250%)
	110,000	7.792	(c)	02/15/31	122,140

					1,306,326

Investment Companies(a)(b) – 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$201,000	9.750		01/15/29	208,554
JAB Holdings BV
	250,000	2.200		11/23/30	213,942

					422,496

Iron/Steel(a) – 0.1%
Metinvest BV
	200,000	8.500		04/23/26	156,000

Leisure Time(a)(b) – 0.8%
Carnival Corp.
	60,000	7.000		08/15/29	63,754
MajorDrive Holdings IV LLC
	315,000	6.375		06/01/29	306,816
Royal Caribbean Cruises Ltd.
	250,000	5.625		09/30/31	253,230
	65,000	6.250		03/15/32	67,433
TUI Cruises GmbH
EUR	212,555	6.500		05/15/26	239,999

					931,232

Lodging(a) – 0.9%
Genting New York LLC/GENNY Capital, Inc. (b)
	$435,000	7.250		10/01/29	439,859
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. (b)
	350,000	5.000		06/01/29	332,504
Marriott International, Inc.
	75,000	5.000		10/15/27	76,541
	185,000	4.900		04/15/29	188,820
	58,000	4.875		05/15/29	59,105

					1,096,829

Machinery - Construction & Mining(a)(b) – 0.3%
Terex Corp.
	105,000	6.250		10/15/32	105,000
Vertiv Group Corp.
	255,000	4.125		11/15/28	246,713

					351,713

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Machinery-Diversified(a) – 0.7%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (b)
	$225,000	9.000%	02/15/29	$234,000
Otis Worldwide Corp.
	245,000	2.565	02/15/30	224,288
TK Elevator Holdco GmbH (b)
	428,000	7.625	07/15/28	430,645

				888,933

Media – 2.9%
Altice Financing SA (a)(b)
	200,000	5.000	01/15/28	169,130
AMC Networks, Inc. (a)(b)
	80,000	10.250	01/15/29	82,380
CCO Holdings LLC/CCO Holdings Capital Corp. (a)(b)
	520,000	4.750	03/01/30	477,745
	575,000	4.750	02/01/32	505,649
Charter Communications Operating LLC/Charter Communications Operating Capital (a)
	170,000	3.750	02/15/28	163,129
CSC Holdings LLC (a)(b)
	200,000	5.750	01/15/30	103,500
	210,000	3.375	02/15/31	149,337
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (a)(b)
	470,000	5.875	08/15/27	460,854
DISH DBS Corp. (a)(b)
	110,000	5.250	12/01/26	102,011
DISH Network Corp. (a)(b)
	170,000	11.750	11/15/27	178,291
iHeartCommunications, Inc. (a)
	290,000	8.375	05/01/27	153,746
Scripps Escrow, Inc. (a)(b)
	82,000	5.875	07/15/27	71,425
Sinclair Television Group, Inc. (a)(b)
	170,000	5.125	02/15/27	148,172
Sirius XM Radio, Inc. (b)
	635,000	3.875	09/01/31	553,104
Ziggo Bond Co. BV (a)(b)
EUR	300,000	3.375	02/28/30	302,220

				3,620,693

Miscellaneous Manufacturing – 0.3%
General Electric Co.
	$95,000	5.875	01/14/38	104,201
Hillenbrand, Inc. (a)
	84,000	6.250	02/15/29	85,589
	235,000	3.750	03/01/31	210,266

				400,056

Oil Field Services – 4.2%
Aethon United BR LP/Aethon United Finance Corp. (a)(b)
	95,000	7.500	10/01/29	96,301
Archrock Partners LP/Archrock Partners Finance Corp. (a)(b)
	170,000	6.625	09/01/32	174,529
Cenovus Energy, Inc.
	11,000	6.750	11/15/39	12,407

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Civitas Resources, Inc. (a)(b)
$55,000	8.375%	07/01/28	$57,480
CNX Resources Corp. (a)(b)
75,000	7.250	03/01/32	78,689
Crescent Energy Finance LLC (a)(b)
305,000	7.375	01/15/33	299,812
Ecopetrol SA (a)
240,000	6.875	04/29/30	239,429
Kodiak Gas Services LLC (a)(b)
148,000	7.250	02/15/29	153,230
Marathon Petroleum Corp. (a)
50,000	3.800	04/01/28	49,150
Matador Resources Co. (a)(b)
230,000	6.875	04/15/28	233,788
110,000	6.500	04/15/32	109,774
191,000	6.250	04/15/33	188,158
MEG Energy Corp. (a)(b)
215,000	5.875	02/01/29	210,322
Murphy Oil Corp. (a)
142,000	6.000	10/01/32	140,026
Nabors Industries, Inc. (a)(b)
179,000	7.375	05/15/27	179,428
Noble Finance II LLC (a)(b)
350,000	8.000	04/15/30	361,151
Occidental Petroleum Corp. (a)
200,000	5.550	03/15/26	202,420
Permian Resources Operating LLC (a)(b)
83,000	5.875	07/01/29	83,103
79,000	7.000	01/15/32	82,141
115,000	6.250	02/01/33	116,840
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. (a)(b)
317,000	7.875	11/01/28	331,569
SM Energy Co. (a)(b)
90,000	6.750	08/01/29	90,355
140,000	7.000	08/01/32	140,605
Southwestern Energy Co. (a)
180,000	4.750	02/01/32	172,197
Sunoco LP (a)(b)
190,000	7.000	05/01/29	198,626
145,000	7.250	05/01/32	153,587
TechnipFMC PLC (a)(b)
375,000	6.500	02/01/26	376,159
Transocean Poseidon Ltd. (a)(b)
66,000	6.875	02/01/27	65,982
Transocean Titan Financing Ltd. (a)(b)
70,000	8.375	02/01/28	72,115
Transocean, Inc. (a)(b)
100,000	8.250	05/15/29	99,127
26,350	8.750	02/15/30	27,478
105,000	8.500	05/15/31	104,329
USA Compression Partners LP/USA Compression Finance Corp. (a)(b)
165,000	7.125	03/15/29	169,929
Wildfire Intermediate Holdings LLC (a)(b)
95,000	7.500	10/15/29	93,572

			5,163,808

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Packaging(a)(b) – 0.7%
ARD Finance SA (e) 6.50% Cash or 7.25% PIK
$405,000	6.500%	06/30/27	$93,081
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
200,000	5.250	08/15/27	150,970
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
350,000	6.000	09/15/28	347,862
LABL, Inc.
290,000	8.625	10/01/31	288,048

			879,961

Pharmaceuticals(a)(b) – 0.3%
AdaptHealth LLC
220,000	6.125	08/01/28	220,145
95,000	4.625	08/01/29	88,033
65,000	5.125	03/01/30	60,842

			369,020

Pipelines(a) – 5.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
155,000	6.625	02/01/32	160,341
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
55,000	7.000	07/15/29	57,207
55,000	7.250	07/15/32	57,772
Buckeye Partners LP (b)
185,000	6.875	07/01/29	189,603
Cheniere Energy Partners LP
40,000	5.950	06/30/33	42,331
CNX Midstream Partners LP (b)
145,000	4.750	04/15/30	135,478
Columbia Pipelines Operating Co. LLC (b)
345,000	6.036	11/15/33	368,853
CQP Holdco LP/BIP-V Chinook Holdco LLC (b)
685,000	5.500	06/15/31	671,464
Delek Logistics Partners LP/Delek Logistics Finance Corp. (b)
140,000	8.625	03/15/29	147,396
Energy Transfer LP
385,000	5.250	04/15/29	395,965
EnLink Midstream Partners LP (c) (3 mo. USD Term SOFR + 4.372%)
192,000	9.313	10/17/24	192,267
Genesis Energy LP/Genesis Energy Finance Corp.
220,000	7.875	05/15/32	223,857
Global Partners LP/GLP Finance Corp.
440,000	6.875	01/15/29	441,452
Howard Midstream Energy Partners LLC (b)
120,000	8.875	07/15/28	127,326
115,000	7.375	07/15/32	119,060
Kinetik Holdings LP (b)
265,000	5.875	06/15/30	266,839
MPLX LP
105,000	4.000	03/15/28	103,587
365,000	2.650	08/15/30	328,496
NuStar Logistics LP
285,000	6.375	10/01/30	295,779

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pipelines(a) – (continued)
ONEOK, Inc.
$275,000	6.350%	01/15/31	$ 298,031
Plains All American Pipeline LP/PAA Finance Corp.
400,000	3.800	09/15/30	381,332
Prairie Acquiror LP (b)
255,000	9.000	08/01/29	263,486
Summit Midstream Holdings LLC (b)
405,000	8.625	10/31/29	423,751
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
140,000	7.375	02/15/29	141,546
75,000	6.000	12/31/30	71,295
Targa Resources Partners LP/Targa Resources Partners Finance
Corp.
395,000	4.875	02/01/31	392,049
197,000	4.000	01/15/32	185,172
Venture Global LNG, Inc. (b)
315,000	8.125	06/01/28	328,387
30,000	9.500	02/01/29	33,729
150,000	7.000	01/15/30	153,941

			6,997,792

Real Estate(a)(b) – 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
115,000	5.750	01/15/29	95,912

Real Estate Investment Trust(a) – 0.9%
Agree LP
25,000	2.900	10/01/30	22,680
Iron Mountain Information Management Services, Inc. (b)
318,000	5.000	07/15/32	306,660
Prologis LP
25,000	1.750	07/01/30	21,810
Realty Income Corp.
60,000	4.000	07/15/29	59,020
355,000	2.850	12/15/32	310,430
Regency Centers LP
60,000	2.950	09/15/29	56,146
Trust Fibra Uno
200,000	4.869	01/15/30	185,500
WP Carey, Inc.
60,000	3.850	07/15/29	58,315
25,000	2.400	02/01/31	21,790

			1,042,351

Retailing(a) – 2.1%
Asbury Automotive Group, Inc. (b)
220,000	4.625	11/15/29	209,933
55,000	5.000	02/15/32	52,125
Cougar JV Subsidiary LLC (b)
90,000	8.000	05/15/32	95,175
Foundation Building Materials, Inc. (b)
270,000	6.000	03/01/29	237,732
Group 1 Automotive, Inc. (b)
110,000	4.000	08/15/28	104,966
45,000	6.375	01/15/30	45,739
GYP Holdings III Corp. (b)
180,000	4.625	05/01/29	171,392

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Retailing(a) – (continued)
Ken Garff Automotive LLC (b)
	$290,000	4.875%	09/15/28	$ 280,920
LCM Investments Holdings II LLC (b)
	410,000	4.875	05/01/29	393,883
Penske Automotive Group, Inc.
	290,000	3.750	06/15/29	270,651
Sonic Automotive, Inc. (b)
	185,000	4.625	11/15/29	173,784
	75,000	4.875	11/15/31	69,275
Specialty Building Products Holdings LLC/SBP Finance Corp. (b)
	330,000	6.375	09/30/26	328,819
Tractor Supply Co.
	75,000	1.750	11/01/30	64,624
Yum! Brands, Inc. (b)
	135,000	4.750	01/15/30	133,362

				2,632,380

Semiconductors(a) – 1.4%
Broadcom, Inc. (b)
	372,000	3.469	04/15/34	335,231
	594,000	3.137	11/15/35	507,846
	645,000	3.187	11/15/36	546,341
NXP BV/NXP Funding LLC/NXP USA, Inc.
	360,000	3.400	05/01/30	340,103

				1,729,521

Software(a) – 3.7%
AthenaHealth Group, Inc. (b)
	421,000	6.500	02/15/30	404,720
Castle U.S. Holding Corp. (b)
	362,000	9.500	02/15/28	165,195
Clarivate Science Holdings Corp. (b)
	365,000	3.875	07/01/28	349,867
	310,000	4.875	07/01/29	298,335
Cloud Software Group, Inc. (b)
	130,000	8.250	06/30/32	135,890
Elastic NV (b)
	245,000	4.125	07/15/29	229,019
MSCI, Inc. (b)
	748,000	3.875	02/15/31	707,802
Oracle Corp.
	850,000	2.950	04/01/30	790,763
	415,000	2.875	03/25/31	377,488
	580,000	6.250	11/09/32	641,608
TeamSystem SpA (b)
EUR	435,000	3.500	02/15/28	467,505

				4,568,192

Telecommunication Services – 3.0%
Altice France SA (a)(b)
	330,000	2.125	02/15/25	353,160
AT&T, Inc. (a)
	$365,000	2.750	06/01/31	329,938
	482,000	2.550	12/01/33	406,326
	135,000	4.900	08/15/37	134,012
	315,000	5.150	11/15/46	309,894
	395,000	3.650	06/01/51	302,985

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
$420,000	3.500%		09/15/53	$308,448
Bharti Airtel Ltd. (a)(b)
360,000	3.250		06/03/31	328,806
Frontier Communications Holdings LLC (a)(b)
125,000	5.000		05/01/28	123,917
Hughes Satellite Systems Corp.
85,000	6.625		08/01/26	74,031
Sprint Capital Corp.
325,000	8.750		03/15/32	403,764
T-Mobile USA, Inc. (a)
190,000	2.050		02/15/28	176,907
402,000	3.875		04/15/30	390,937

				3,643,125

Transportation – 0.9%
Cargo Aircraft Management, Inc. (a)(b)
120,000	4.750		02/01/28	115,061
MV24 Capital BV
472,980	6.748		06/01/34	462,640
Rand Parent LLC (a)(b)
240,000	8.500		02/15/30	244,495
RXO, Inc. (a)(b)
170,000	7.500		11/15/27	175,374
XPO, Inc. (a)(b)
110,000	7.125		02/01/32	115,619

				1,113,189

TOTAL CORPORATE OBLIGATIONS (Cost $85,540,388)				$88,301,118

Mortgage-Backed Obligations – 20.2%

Collateralized Mortgage Obligations(a) – 1.2%
Interest Only(f) – 0.2%
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
$127,810	1.125	%(c)	09/20/48	$16,427
Government National Mortgage Association REMICS Series 2020-7, Class GI
56,679	4.000		01/20/50	11,248
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
162,973	0.975	(c)	02/20/50	21,956
Government National Mortgage Association REMICS Series 2020-146, Class KI
560,215	2.500		10/20/50	81,185
Government National Mortgage Association REMICS Series 2019-153, Class EI
318,740	4.000		12/20/49	67,000
Government National Mortgage Association REMICS Series 2020-55, Class AS (-1X 1 mo. USD Term SOFR + 5.936%)
240,437	0.975	(c)	04/20/50	32,823

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(f) – (continued)
Government National Mortgage Association REMICS Series 2020-61, Class GI
$129,131	5.000%	05/20/50	$27,861

			258,500

Sequential Fixed Rate(b)(g) – 0.3%
OBX Trust Series 2024-NQM8, Class A1
330,420	6.233	05/25/64	336,509

Sequential Floating Rate(b)(c) – 0.7%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA1, Class M2 (1 mo. USD Term SOFR + 1.800%)
22,897	7.080	01/25/51	23,136
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4, Class M1A (1 mo. USD Term SOFR + 2.200%)
92,917	7.480	05/25/42	94,394
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2, Class M1B (1 mo. USD Term SOFR + 4.000%)
100,000	9.280	07/25/42	106,262
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
294,358	6.480	05/25/44	294,546
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08, Class 1M2 (1 mo. USD Term SOFR + 3.600%)
30,000	8.880	07/25/42	31,633
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
85,000	8.280	04/25/42	87,896
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
25,000	8.363	06/25/43	26,195
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
100,000	6.930	05/25/44	100,319
Residential Mortgage Loan Trust Series 2019-2, Class B1
100,000	4.713	05/25/59	99,434

			863,815

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			1,458,824

Commercial Mortgage-Backed Securities – 3.0%
Sequential Fixed Rate(a) – 1.5%
Bank5 Series 2024-5YR7, Class A3
$475,000	5.769%	06/15/57	$497,972
Bank5 Series 2024-5YR9, Class A3
250,000	5.614	08/15/57	260,726
BBCMS Mortgage Trust Series 2024-C26, Class A5
375,000	5.829	05/15/57	409,083
BMO Mortgage Trust Series 2024-5C6, Class A3
250,000	5.316	09/15/57	257,415

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate(a) – (continued)
Morgan Stanley Capital I Trust Series 2017-HR2, Class A4
$275,000	3.587%		12/15/50	$267,217
Morgan Stanley Capital I Trust Series 2021-L7, Class A5
150,000	2.574		10/15/54	131,398

				1,823,811

Sequential Floating Rate(c) – 1.5%
Bank Series 2021-BN37, Class A5
210,000	2.618	(a)	11/15/64	184,060
Bank Series 2018-BN13, Class A5
375,000	4.217	(a)	08/15/61	369,923
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
550,000	6.016	(b)	03/15/37	519,807
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
400,000	6.739	(b)	02/15/41	398,280
LEX Mortgage Trust Series 2024-BBG, Class A
250,000	4.874	(b)	10/13/33	249,750
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
185,000	6.014	(a)	12/15/56	203,488

				1,925,308

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES				$3,749,119

Federal Agencies(h) – 16.0%
Government National Mortgage Association – 6.4%
$2,000,000	4.000%		TBA-30yr	$1,933,722
1,000,000	4.500		TBA-30yr	987,264
5,000,000	5.000		TBA-30yr	5,007,580

				7,928,566

Uniform Mortgage-Backed Security – 9.6%
1,000,000	3.000		TBA-30yr	897,500
4,000,000	3.500		TBA-30yr	3,726,094
4,000,000	5.500		TBA-30yr	4,056,992
2,000,000	6.500		TBA-30yr	2,061,953
1,000,000	6.000		TBA-30yr	1,029,361

				11,771,900

TOTAL FEDERAL AGENCIES				$19,700,466

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $24,821,008)				$24,908,409

Asset-Backed Securities(a)(b)(c) – 8.0%

Collateralized Loan Obligations – 8.0%
1988 CLO 3 Ltd. Series 2023-3A, Class A1 (3 mo. USD Term SOFR + 2.000%)
$500,000	7.301%		10/15/38	$504,959
1988 CLO 5 Ltd. Series 2024-5A, Class A1 (3 mo. USD Term SOFR + 1.540%)
500,000	6.865		07/15/37	500,382

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b)(c) – (continued)

Collateralized Loan Obligations – (continued)
Bain Capital Credit CLO Ltd. Series 2024-3A, Class A1 (3 mo. USD Term SOFR + 1.480%)
$725,000	6.723%	07/16/37	$729,057
Bain Capital Credit CLO Ltd. Series 2019-1A, Class DR2 (3 mo. USD Term SOFR + 3.100%)
175,000	8.218	04/19/34	175,183
CIFC Funding Ltd. Series 2022-6A, Class B1 (3 mo. USD Term SOFR + 3.100%)
600,000	8.386	07/16/35	600,000
CIFC Funding Ltd. Series 2022-6A, Class BR (-1X 3 mo. USD Term SOFR + 1.750%)
600,000	1.000	10/16/38	600,106
Diameter Capital CLO 7 Ltd. Series 2024-7A, Class A1A (3 mo. USD Term SOFR + 1.480%)
725,000	6.806	07/20/37	726,509
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class A (3 mo. USD Term SOFR + 1.500%)
725,000	6.815	07/25/37	726,986
Katayma CLO I Ltd. Series 2023-1A, Class A1 (3 mo. USD Term SOFR + 2.000%)
1,000,000	7.282	10/20/36	1,008,456
Madison Park Funding LXI Ltd. Series 2023-61A, Class A (3 mo. USD Term SOFR + 1.730%)
500,000	7.012	01/20/37	503,297
Madison Park Funding XXI Ltd. Series 2016-21A, Class C1RR (3 mo. USD Term SOFR + 3.512%)
600,000	8.813	10/15/32	600,312
Mountain View CLO XV Ltd. Series 2019-2A, Class A1R (3 mo. USD Term SOFR + 1.670%)
400,000	6.971	07/15/37	402,920
Oaktree CLO Ltd. Series 2019-4A, Class ARR (3 mo. USD Term SOFR + 1.510%)
250,000	6.792	07/20/37	250,176
OHA Credit Funding 13 Ltd. Series 2022-13A, Class AR (3 mo. USD Term SOFR + 1.350%)
575,000	6.632	07/20/37	577,352
Rad CLO 22 Ltd. Series 2023-22A, Class B (3 mo. USD Term SOFR + 2.670%)
350,000	7.952	01/20/37	354,050
Rad CLO 25 Ltd. Series 2024-25A, Class A1 (3 mo. USD Term SOFR + 1.460%)
750,000	6.781	07/20/37	750,724
Rockford Tower CLO Ltd. Series 2023-1A, Class C (3 mo. USD Term SOFR + 3.200%)
300,000	8.482	01/20/36	304,222
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3 mo. USD Term SOFR + 3.982%)
600,000	9.261	04/18/36	593,113

			9,907,804

TOTAL ASSET-BACKED SECURITIES (Cost $9,894,780)			$9,907,804

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(c)(i)–4.1%

Aerospace & Defense–0.1%
Bleriot U.S. Bidco, Inc.(3 mo. USD Term SOFR + 3.250%)
	$99,750	7.854%	10/31/30	$ 99,771

Automotive–0.3%
First Brands Group LLC
(j) (3 mo. USD Term SOFR + 8.500%)
	250,000	14.014	03/30/28	236,250
(3 mo. USD Term SOFR + 5.000%)
	127,570	9.865	03/30/27	126,056

				362,306

Building & Construction–0.2%
Energize HoldCo LLC(1 mo. USD Term SOFR + 3.750%)
	237,707	8.710	12/08/28	237,262

Building Materials–0.4%
Chamberlain Group, Inc.(1 mo. USD Term SOFR + 3.250%)
	340,375	8.195	11/03/28	338,333
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.750%)
	170,773	8.615	12/22/28	171,094
(3 mo. USD Term SOFR + 6.750%)
	50,000	11.615	12/21/29	50,291

				559,718

Capital Goods - Others–0.2%
Engineered Machinery Holdings, Inc.
(3 mo. EUR EURIBOR + 3.750%)
EUR	72,750	7.095	05/21/28	81,184
(3 mo. USD Term SOFR + 3.750%)
	$184,398	8.615	05/19/28	184,859

				266,043

Diversified Financial Services–0.8%
AAL Delaware Holdco, Inc.(1 mo. USD Term SOFR + 3.500%)
	400,000	8.345	07/30/31	401,376
DRW Holdings LLC(6 mo. USD Term SOFR + 3.500%)
	363,750	8.588	06/17/31	363,295
NGP XI Midstream Holdings LLC(3 mo. USD Term SOFR + 4.000%)
	200,000	8.604	07/25/31	199,750

				964,421

Entertainment–0.3%
Arcis Golf LLC(1 mo. USD Term SOFR + 3.750%)
	171,082	8.710	11/24/28	171,438
Cinemark USA, Inc.(1 mo. USD Term SOFR + 3.250%)–(3 mo. USD Term SOFR + 3.250%)
	147,758	7.854–8.095	05/24/30	147,820

				319,258

Internet–0.2%
Plano HoldCo, Inc.(3 mo. USD Term SOFR + 0.000%)
	300,000	8.092	08/15/31	300,000

Machinery - Construction & Mining–0.0%
Clark Equipment Co.(3 mo. USD Term SOFR + 2.000%)
	21,443	6.604	04/20/29	21,427

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(c)(i)–(continued)

Media - Cable–0.1%
DirecTV Financing LLC(1 mo. USD Term SOFR + 5.000%)
	$80,700	9.960%	08/02/27	$ 80,639

Media - Non Cable–0.1%
Audacy Capital Corp.(j) (1 mo. USD Term SOFR + 6.114%)
	8,445	10.960	08/19/24	8,424
Entercom Media Corp.
	225,000	0.000	11/18/24	98,879

				107,303

Metals & Mining–0.1%
Grinding Media, Inc.(3 mo. USD Term SOFR + 4.000%)
	194,000	8.898	10/12/28	193,515

Midstream–0.1%
AL GCX Holdings LLC(1 mo. USD Term SOFR + 2.750%)
	75,000	7.601	05/17/29	75,018

Packaging–0.2%
LABL, Inc.(1 mo. USD Term SOFR + 5.000%)
	145,875	9.945	10/29/28	142,304
LC Ahab U.S. Bidco LLC(1 mo. USD Term SOFR + 3.500%)
	75,000	8.345	05/01/31	75,235

				217,539

Pipelines–0.2%
Epic Y-Grade Services LP(3 mo. USD Term SOFR + 5.750%)
	300,000	10.601	06/29/29	298,800

Retailers–0.1%
TruGreen LP(3 mo. USD Term SOFR + 8.762%)
	210,000	14.014	11/02/28	176,400

Technology–0.2%
Syndigo LLC(1 mo. USD Term SOFR + 4.500%)
	217,125	9.460	12/15/27	216,039

Technology - Software–0.5%
Drake Software LLC(1 mo. USD Term SOFR + 4.250%)
	350,000	8.918	06/26/31	336,000
iSolved, Inc.(1 mo. USD Term SOFR + 3.500%)
	52,743	8.345	10/15/30	52,859
Virtusa Corp.(1 mo. USD Term SOFR + 3.250%)
	190,384	8.095	02/15/29	190,146

				579,005

TOTAL BANK LOANS (Cost $5,246,674)				$ 5,074,464

Sovereign Debt Obligations – 3.7%

Euro – 1.1%
Benin Government International Bonds (b)
EUR	260,000	4.875%	01/19/32	$ 258,668
Egypt Government International Bonds
	200,000	4.750	04/16/26	216,508
Indonesia Government International Bonds
	100,000	1.100	03/12/33	91,696
Ivory Coast Government International Bonds (b)
	500,000	4.875	01/30/32	490,481

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Euro – (continued)
Romania Government International Bonds
EUR	290,000	2.875%		03/11/29	$307,470
	30,000	2.625	(b)	12/02/40	22,249

					1,387,072

United States Dollar – 2.6%
Abu Dhabi Government International Bonds (b)
	$200,000	3.875		04/16/50	167,750
Argentina Republic Government International Bonds (a)
	13,920	1.000		07/09/29	9,041
	437,664	0.750	(g)	07/09/30	268,511
Dominican Republic International Bonds (b)
	240,000	4.875		09/23/32	228,750
Ecuador Government International Bonds (b)
	34,036	0.000	(d)	07/31/30	18,992
	40,000	6.900	(g)	07/31/30	29,060
	46,400	5.000	(g)	07/31/40	24,105
Egypt Government International Bonds (b)
	200,000	8.875		05/29/50	165,126
Mexico Government International Bonds (a)
	603,000	3.500		02/12/34	512,550
Morocco Government International Bonds (b)
	310,000	3.000		12/15/32	266,020
National Bank of Uzbekistan
	260,000	4.850		10/21/25	255,684
Republic of Uzbekistan International Bonds (b)
	200,000	3.700		11/25/30	172,438
Turkiye Government International Bonds
	200,000	6.125		10/24/28	204,238
	200,000	7.625		04/26/29	213,300
	250,000	7.125		07/17/32	257,812
	200,000	6.500		09/20/33	197,760
Ukraine Government International Bonds (b)(g)
	54,803	1.750		02/01/29	32,109
	10,241	0.000		02/01/30	4,455
	38,270	0.000		02/01/34	12,954
	79,801	1.750		02/01/34	35,352
	32,341	0.000		02/01/35	14,085
	33,651	1.750		02/01/35	14,504
	26,951	0.000		02/01/36	11,609
	19,229	1.750		02/01/36	8,195

					3,124,400

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,071,241)					$4,511,472

Shares		Description			Value

Common Stocks(k) – 0.4%

Communications Equipment – 0.1%
	4,216	Intelsat SA			$129,908

Media – 0.1%
	45,301	iHeartMedia, Inc. Class A			83,807

Shares	Description		Value

Common Stocks(k) – (continued)

Oil, Gas & Consumable Fuels – 0.2%
6,420	Summit Midstream Corp.		$224,892

TOTAL COMMON STOCKS (Cost $477,724)			$438,607

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 4.5%

U.S. Treasury Bonds
$260,000	4.750%	11/15/43	$280,556
U.S. Treasury Notes
1,370,000	3.500	09/30/29	1,366,040
800,000	3.750	05/31/30	805,375
1,160,000	3.750	06/30/30	1,167,613
1,360,000	3.625	09/30/31	1,357,450
500,000	4.375	05/15/34	523,750

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,492,618)			$5,500,784

Shares	Dividend Rate		Value

Investment Company(l) – 1.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,412,769	4.854%		$1,412,769
(Cost $1,412,769)

TOTAL INVESTMENTS – 113.7% (Cost $137,957,202)			$140,055,427

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.7)%			(16,929,667)

NET ASSETS – 100.0%			$123,125,760

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Pay-in-kind securities.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2024.

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $19,700,466 which represents approximately 16.0% of net assets as of September 30, 2024.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(k)	Security is currently in default and/or non-income producing.

(l)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD	4,206,191	EUR	3,856,578	10/24/24	$(91,425)

FORWARD SALES CONTRACTS — At September 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Uniform Mortgage-Backed Security	4.500%	TBA - 30yr	10/15/24	$(5,000,000)	$(4,915,425)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	11/14/24	(3,000,000)	(2,949,375)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	11/14/24	(4,000,000)	(3,997,657)
Uniform Mortgage-Backed Security	6.000	TBA - 30yr	10/15/24	(2,000,000)	(2,043,828)

(PROCEEDS RECEIVED: $(13,877,227))					$(13,906,285)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	16	12/19/24	$1,828,500	$ (7,979)
2 Year U.S. Treasury Notes	85	12/31/24	17,700,586	26,316
5 Year U.S. Treasury Notes	160	12/31/24	17,581,250	3,778

Total				$22,115

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
20 Year U.S. Treasury Bonds	(10)	12/19/24	$(1,241,875)	$ 2,339
Ultra 10-Year U.S. Treasury Notes	(25)	12/19/24	(2,957,422)	2,491
Ultra Long U.S. Treasury Bonds	(22)	12/19/24	(2,928,062)	16,092

Total				$20,922

TOTAL FUTURES CONTRACTS				$43,037

SWAP CONTRACTS — At September 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.500%(a)	12M CDOR	12/18/26	CAD	210	$(2,579)	$ (2,320)	$ (259)
2.500(c)	6M EURO	12/18/27	EUR	570	(7,112)	(4,500)	(2,612)
2.500(c)	6M EURO	12/18/28		90	(1,419)	(928)	(491)
2.500(c)	6M EURO	12/18/29		840	(14,837)	(9,902)	(4,935)
2.500(c)	6M EURO	12/18/31		690	(13,395)	(8,991)	(4,404)
2.500(c)	6M EURO	12/18/34		420	(7,156)	(4,007)	(3,149)

TOTAL					$(46,498)	$(30,648)	$(15,850)

(a)	Payments made semi-annually.

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2024.

(c)	Payments made annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 34	5.000%	0.809%	06/20/25	$ 44	$1,381	$ (251)	$ 1,632
CDX.NA.IG Index 33	1.000	0.071	12/20/24	1,950	4,624	1,949	2,675
CDX.NA.IG Index 41	1.000	0.417	12/20/28	4,990	115,601	74,878	40,723

TOTAL					$121,606	$76,576	$45,030

(a)	Payments made quarterly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
USD	—U.S. Dollar

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PIK	—Payment in kind
PLC	—Public Limited Company
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk

Abbreviations:
CDOR	—Canadian Dollar Offered Rate
CDX.NA.HY Index 34	—CDX North America High Yield Index 34
CDX.NA.IG Ind 33	—CDX North America Investment Grade Index 33
CDX.NA.IG Ind 41	—CDX North America Investment Grade Index 41
EURO	—Euro Offered Rate

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities September 30, 2024 (Unaudited)

	Bond Fund	Core Fixed Income Fund	Dynamic Bond Fund

Assets:
Investments in unaffiliated issuers, at value (cost $423,757,472, $2,656,797,375 and $1,127,327,487,respectively)	$422,454,107	$2,612,363,705	$1,136,327,716
Investments in affiliated issuers, at value (cost $0, $0 and $2,881,731, respectively)	—	—	2,881,731
Purchased options, at value (premium paid $3,416,411, $0 and $16,154,271, respectively)	2,121,245	—	10,002,195
Cash	5,445,477	18,731,442	11,004,644
Foreign currencies, at value (cost $67,138, $0 and $221,987, respectively)	83,502	72,280	115,826
Unrealized gain on swap contracts	16,286	—	85,503
Unrealized gain on forward foreign currency exchange contracts	3,522,667	—	13,666,969
Unrealized gain on unfunded loan commitment	—	—	64
Variation margin on swaps contracts	51,309	32,126	991,664
Receivables:
Investments sold on an extended-settlement basis	172,250,658	735,558,164	618,347,956
Collateral on certain derivative contracts(a)	6,522,680	17,312,616	31,562,376
Investments sold	3,356,683	45,940	650,813
Interest and dividends	2,792,871	16,129,433	7,648,955
Due from broker	565,972	621,924	1,174,900
Fund shares sold	199,351	10,083,559	1,491,428
Reimbursement from investment adviser	31,398	22,518	19,065
Other assets	81,028	109,744	92,297

Total assets	619,495,234	3,411,083,451	1,836,064,102

Liabilities:
Forward sale contracts, at value (proceeds received $65,713,516, $300,213,555 and $219,549,258,respectively)	65,823,624	300,114,250	219,399,343
Unrealized loss on forward foreign currency exchange contracts	3,347,817	—	12,300,520
Written option contracts, at value (premium received $3,136,721, $1,110,623 and $15,223,821,respectively)	2,411,618	979,590	11,744,319
Variation margin on futures contracts	378,262	1,008,556	382,738
Unrealized loss on swap contracts	—	—	3,479,147
Payables:
Investments purchased on an extended-settlement basis	185,494,372	795,022,949	829,535,736
Due to broker — upfront payment	682,410	159,122	743,662
Fund shares redeemed	428,572	5,161,543	335,106
Upfront payments received on swap contracts	253,634	—	1,331,579
Investments purchased	171,923	366,046	2,078,442
Management fees	60,491	311,070	185,144
Due to broker	50,000	450,000	180,000
Distribution and Service fees and Transfer Agency fees	28,753	69,417	30,290
Income distributions	11,465	98,338	—
Accrued expenses	231,302	289,324	272,445

Total liabilities	259,374,243	1,104,030,205	1,081,998,471

Net Assets:

Paid-in capital	407,805,752	2,511,476,683	2,705,425,139
Total distributable loss	(47,684,761)	(204,423,437)	(1,951,359,508)

NET ASSETS	$360,120,991	$2,307,053,246	$754,065,631
Net Assets:
Class A	$49,036,337	$125,189,186	$98,349,750
Class C	2,295,821	8,463,452	6,962,320
Institutional	97,514,280	593,066,332	392,149,016
Service	139,004	815,746	—
Investor	30,831,897	451,546,386	51,367,738
Class R6	70,742,887	199,279,295	49,006,968
Class R	2,350,426	3,181,623	2,721,237
Class P	107,210,339	925,511,226	153,508,602
Total Net Assets	$360,120,991	$2,307,053,246	$754,065,631
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	5,386,464	13,319,871	10,381,623
Class C	252,456	895,729	736,992
Institutional	10,713,786	62,838,742	41,357,933
Service	15,272	86,387	—
Investor	3,398,431	48,002,209	5,419,474
Class R6	7,775,364	21,089,400	5,171,198
Class R	258,423	338,284	287,838
Class P	11,784,288	97,900,085	16,222,185
Net asset value, offering and redemption price per share:(b)
Class A	$9.10	$9.40	$9.47
Class C	9.09	9.45	9.45
Institutional	9.10	9.44	9.48
Service	9.10	9.44	—
Investor	9.07	9.41	9.48
Class R6	9.10	9.45	9.48
Class R	9.10	9.41	9.45
Class P	9.10	9.45	9.46
(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	TBA
Bond Fund	$1,143,265	$5,049,415	$330,000
Core Fixed Income Fund	—	14,362,616	2,950,000
Dynamic Bond Fund	69,292	29,712,084	1,781,000
(b)

Maximum public offering price per share for Class A Shares of the Bond, Core Fixed Income and Dynamic Bond Funds is $9.45, $9.77 and $9.84, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) September 30, 2024 (Unaudited)

	Global Core Fixed Income Fund	Income Fund

Assets:
Investments in unaffiliated issuers, at value (cost $733,357,243 and $136,544,433, respectively)	$727,499,375	$138,642,658
Investments in affiliated issuers, at value (cost $0 and $1,412,769, respectively)	—	1,412,769
Cash	6,514,541	1,606,848
Foreign currencies, at value (cost $936,745 and $31,366, respectively)	1,035,599	32,003
Unrealized gain on swap contracts	86,078	—
Unrealized gain on forward foreign currency exchange contracts	1,580,826	—
Variation margin on futures contracts	566,745	—
Receivables:
Investments sold on an extended-settlement basis	66,846,952	23,841,551
Collateral on certain derivative contracts(a)	24,885,376	729,699
Interest and dividends	5,133,853	1,560,631
Investments sold	1,467,967	515,605
Fund shares sold	548,515	28,056
Due from broker	72,072	—
Reimbursement from investment adviser	26,627	15,345
Foreign tax reclaims	1,013	1,679
Due from broker - upfront payment	—	379,354
Other assets	64,436	67,849

Total assets	836,329,975	168,834,047

Liabilities:
Forward sale contracts, at value (proceeds received $30,949,180 and $13,877,227, respectively)	30,653,207	13,906,285
Unrealized loss on forward foreign currency exchange contracts	7,857,153	91,425
Written option contracts, at value (premium received $765,092 and $0, respectively)	675,977	—
Variation margin on futures contracts	—	4,917
Unrealized loss on swap contracts	6,903	—
Variation margin on swaps contracts	9,497	5,268
Payables:
Investments purchased on an extended-settlement basis	126,092,446	31,480,265
Upfront payments received on swap contracts	470,780	—
Fund shares redeemed	217,953	89,310
Management fees	145,228	27,442
Due to broker — upfront payment	135,264	—
Due to broker	40,000	—
Income distributions	34,633	52
Distribution and Service fees and Transfer Agency fees	14,590	2,849
Investments purchased	424	22,866
Accrued expenses	459,023	77,608

Total liabilities	166,813,078	45,708,287

Net Assets:

Paid-in capital	699,936,308	130,777,015
Total distributable loss	(30,419,411)	(7,651,255)

NET ASSETS	$669,516,897	$123,125,760
Net Assets:
Class A	$28,007,858	$1,696,696
Class C	678,914	1,222,118
Institutional	236,785,514	30,629,703
Service	418,577	—
Investor	29,177,621	12,508,793
Class R6	364,718,303	59,631
Class P	9,730,110	77,008,819
Total Net Assets	$669,516,897	$123,125,760
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	2,393,019	185,543
Class C	58,570	133,692
Institutional	20,266,781	3,350,765
Service	36,030	—
Investor	2,501,935	1,366,679
Class R6	31,203,772	6,522
Class P	831,329	8,423,289
Net asset value, offering and redemption price per share:(b)
Class A	$11.70	$9.14
Class C	11.59	9.14
Institutional	11.68	9.14
Service	11.62	—
Investor	11.66	9.15
Class R6	11.69	9.14
Class P	11.70	9.14
(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps
Global Core Fixed Income Fund	$2,428,235	$22,457,141
Income Fund	210,110	519,589
(b)

Maximum public offering price per share for Class A Shares of the Global Core Fixed Income and Income Funds is $12.16 and $9.50, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Operations For the Six Months Ended September 30, 2024 (Unaudited)

	Bond Fund	Core Fixed Income Fund	Dynamic Bond Fund

Investment Income:

Interest	$8,607,424	$47,369,718	$21,976,148
Dividends — affiliated issuers	102,250	1,020,428	219,543

Total investment income	8,709,674	48,390,146	22,195,691

Expenses:

Management fees	702,188	4,043,894	2,131,191
Custody, accounting and administrative services	187,189	148,077	222,655
Transfer Agency fees(a)	92,136	597,467	191,700
Distribution and Service (12b-1) fees(a)	73,492	190,825	154,783
Professional fees	66,295	64,226	75,114
Registration fees	65,908	98,060	65,262
Printing and mailing costs	34,013	79,554	46,995
Prime broker fees	26,860	—	140,265
Trustee fees	13,705	15,533	14,078
Service fees — Class C	2,737	10,199	7,763
Shareholder Administration fees — Service Class	162	1,062	—
Other	9,417	24,792	12,779

Total expenses	1,274,102	5,273,689	3,062,585

Less — expense reductions	(373,599)	(821,991)	(252,649)

Net expenses	900,503	4,451,698	2,809,936

NET INVESTMENT INCOME	7,809,171	43,938,448	19,385,755

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(671,380)	5,755,428	(33,221,583)
Purchased options	(3,289,894)	854,878	(15,036,511)
Futures contracts	3,775,180	12,044,334	10,078,427
Written options	4,620,331	549,677	21,700,429
Swap contracts	(2,631,058)	(5,576,578)	(17,266,395)
Forward foreign currency exchange contracts	(382,797)	5,994	(1,844,418)
Foreign currency transactions	(376,671)	44,035	(1,599,429)
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	9,631,995	58,608,765	46,273,498
Unfunded loan commitment	—	—	64
Purchased options	(1,498,549)	(38,131)	(7,100,832)
Futures contracts	(594,030)	(1,994,148)	335,336
Written options	847,563	(158,359)	3,938,563
Swap contracts	1,896,482	4,148,695	9,620,512
Forward foreign currency exchange contracts	160,304	(1,776)	1,325,558
Foreign currency translation	12,358	(54,629)	69,140

Net realized and unrealized gain	11,499,834	74,188,185	17,272,359

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,309,005	$118,126,633	$36,658,114

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Bond Fund	$ 59,230	$ 8,212	$ 162	$5,888	$28,431	$1,314	$ 18,744	$ 26	$ 16,927	$10,281	$1,413	$ 15,000
Core Fixed Income Fund	151,192	30,597	1,062	7,974	72,572	4,895	111,142	170	251,566	27,869	1,914	127,339
Dynamic Bond Fund	124,174	23,288	—	7,321	59,603	3,726	71,880	—	24,475	7,571	1,757	22,688

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Operations (continued) For the Six Months Ended September 30, 2024 (Unaudited)

	Global Core Fixed Income Fund	Income Fund

Investment Income:

Interest (net of foreign withholding taxes of $6,402 and $0, respectively)	$12,531,653	$3,387,811
Dividends — affiliated issuers	291,105	139,307
Dividends — unaffiliated issuers	6,670	23,456

Total investment income	12,829,428	3,550,574

Expenses:

Management fees	2,115,339	295,926
Custody, accounting and administrative services	160,106	29,579
Transfer Agency fees(a)	136,009	22,214
Professional fees	65,349	66,829
Registration fees	57,753	50,597
Distribution and Service (12b-1) fees(a)	39,288	4,891
Printing and mailing costs	38,304	19,742
Trustee fees	14,055	13,441
Prime broker fees	7,778	77
Service fees — Class C	1,059	1,061
Shareholder Administration fees — Service Class	525	—
Other	12,205	6,115

Total expenses	2,647,770	510,472

Less — expense reductions	(675,681)	(161,619)

Net expenses	1,972,089	348,853

NET INVESTMENT INCOME	10,857,339	3,201,721

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(7,337,760)	(236,451)
Purchased options	590,337	—
Futures contracts	3,923,692	126,955
Written options	376,409	—
Swap contracts	(3,022,431)	669
Forward foreign currency exchange contracts	3,654,648	11,860
Foreign currency transactions	692,217	(20,976)
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers (including the effects of foreign capital gains tax of $693 and $0,respectively)	25,084,965	3,380,668
Purchased options	(27,860)	—
Futures contracts	(689,030)	80,950
Written options	(120,809)	—
Swap contracts	3,584,856	3,489
Forward foreign currency exchange contracts	(8,684,871)	(92,336)
Foreign currency translation	111,971	3,460

Net realized and unrealized gain	18,136,334	3,258,288

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,993,673	$6,460,009

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Service	Class A	Class C	Institutional	Service	Investor	Class R6	Class P
Global Core Fixed Income Fund	$35,585	$3,178	$525	$17,081	$508	$45,000	$84	$18,554	$53,445	$ 1,337
Income Fund	1,709	3,182	—	820	509	4,212	—	5,364	9	11,300

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Bond Fund		Core Fixed Income Fund

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$ 7,809,171	$ 13,258,101	$ 43,938,448	$ 69,440,947
Net realized gain (loss)	1,043,711	(14,978,279)	13,677,768	(40,972,175)
Net change in unrealized gain	10,456,123	10,233,580	60,510,417	10,094,884

Net increase in net assets resulting from operations	19,309,005	8,513,402	118,126,633	38,563,656

Distributions to shareholders:

From distributable earnings:
Class A Shares	(1,036,760)	(1,856,900)	(2,369,687)	(4,316,898)
Class C Shares	(39,709)	(90,226)	(129,220)	(222,539)
Institutional Shares	(2,205,230)	(3,884,861)	(11,799,842)	(19,678,864)
Service Shares	(2,727)	(4,246)	(15,927)	(30,429)
Investor Shares	(652,589)	(1,375,718)	(8,734,118)	(11,366,933)
Class R6 Shares	(1,615,957)	(2,764,035)	(3,953,691)	(8,767,559)
Class R Shares	(48,590)	(91,363)	(58,520)	(128,100)
Class P Shares	(2,357,058)	(3,665,495)	(18,059,001)	(27,686,210)
Return of capital:
Class A Shares	—	—	—	(14,985)
Class C Shares	—	—	—	(773)
Institutional Shares	—	—	—	(68,314)
Service Shares	—	—	—	(106)
Investor Shares	—	—	—	(39,459)
Class R6 Shares	—	—	—	(30,436)
Class R Shares	—	—	—	(445)
Class P Shares	—	—	—	(96,110)

Total distributions to shareholders	(7,958,620)	(13,732,844)	(45,120,006)	(72,448,160)

From share transactions:

Proceeds from sales of shares	40,452,955	82,141,263	389,076,617	968,754,396
Reinvestment of distributions	7,888,047	13,583,795	44,509,861	70,836,818
Cost of shares redeemed	(37,849,677)	(115,391,313)	(219,319,401)	(638,919,561)

Net increase (decrease) in net assets resulting from share transactions	10,491,325	(19,666,255)	214,267,077	400,671,653

TOTAL INCREASE (DECREASE)	21,841,710	(24,885,697)	287,273,704	366,787,149

Net assets:

Beginning of period	338,279,281	363,164,978	2,019,779,542	1,652,992,393

End of period	$360,120,991	$338,279,281	$2,307,053,246	$2,019,779,542

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Dynamic Bond Fund		Global Core Fixed Income Fund

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$ 19,385,755	$ 26,913,015	$ 10,857,339	$ 16,592,859
Net realized gain (loss)	(37,189,480)	(19,171,831)	(1,122,888)	12,220,180
Net change in unrealized gain (loss)	54,461,839	44,386,311	19,259,222	(778,804)

Net increase in net assets resulting from operations	36,658,114	52,127,495	28,993,673	28,034,235

Distributions to shareholders:

From distributable earnings:
Class A Shares	(3,771,621)	(4,358,388)	(440,685)	(736,848)
Class C Shares	(214,191)	(204,091)	(9,917)	(23,966)
Institutional Shares	(14,371,784)	(13,507,496)	(3,839,707)	(5,774,425)
Service Shares	—	—	(6,112)	(10,106)
Investor Shares	(1,690,888)	(783,945)	(517,393)	(1,178,355)
Class R6 Shares	(2,022,767)	(1,579,779)	(6,098,202)	(8,933,575)
Class R Shares	(109,170)	(110,179)	—	—
Class P Shares	(6,026,177)	(6,520,191)	(152,675)	(216,488)

Total distributions to shareholders	(28,206,598)	(27,064,069)	(11,064,691)	(16,873,763)

From share transactions:

Proceeds from sales of shares	129,250,298	180,198,179	34,852,569	161,395,351
Reinvestment of distributions	24,697,399	24,149,933	10,861,311	16,534,554
Cost of shares redeemed	(89,118,620)	(185,211,016)	(50,665,983)	(129,220,496)

Net increase (decrease) in net assets resulting from share transactions	64,829,077	19,137,096	(4,952,103)	48,709,409

TOTAL INCREASE	73,280,593	44,200,522	12,976,879	59,869,881

Net assets:

Beginning of period	680,785,038	636,584,516	656,540,018	596,670,137

End of period	$754,065,631	$680,785,038	$669,516,897	$656,540,018

130	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Income Fund

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$ 3,201,721	$ 4,586,409
Net realized loss	(117,943)	(4,094,860)
Net change in unrealized gain	3,376,231	8,882,032

Net increase in net assets resulting from operations	6,460,009	9,373,581

Distributions to shareholders:

From distributable earnings:
Class A Shares	(38,499)	(45,202)
Class C Shares	(20,617)	(13,983)
Institutional Shares	(623,402)	(728,125)
Investor Shares	(262,641)	(154,852)
Class R6 Shares	(1,714)	(2,870)
Class R Shares	—	(717)
Class P Shares	(2,251,010)	(3,274,517)
Return of capital:
Class A Shares	—	(5,222)
Class C Shares	—	(1,616)
Institutional Shares	—	(84,122)
Investor Shares	—	(17,890)
Class R6 Shares	—	(332)
Class R Shares	—	(83)
Class P Shares	—	(378,314)

Total distributions to shareholders	(3,197,883)	(4,707,845)

From share transactions:

Proceeds from sales of shares	28,449,218	82,598,680
Reinvestment of distributions	3,197,804	4,707,726
Cost of shares redeemed	(8,909,210)	(59,970,937)

Net increase in net assets resulting from share transactions	22,737,812	27,335,469

TOTAL INCREASE	25,999,938	32,001,205

Net assets:

Beginning of period	97,125,822	65,124,617

End of period	$123,125,760	$ 97,125,822

The accompanying notes are an integral part of these financial statements.	131

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Bond Fund

	Class A Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.81		$8.93	$9.83	$10.54	$10.33	$10.06

Net investment income(a)	0.19		0.33	0.26	0.15	0.22	0.24

Net realized and unrealized gain (loss)	0.29		(0.11)	(0.87)	(0.66)	0.48	0.32

Total from investment operations	0.48		0.22	(0.61)	(0.51)	0.70	0.56

Distributions to shareholders from net investment income	(0.19)		(0.34)	(0.21)	(0.11)	(0.30)	(0.29)

Distributions to shareholders from net realized gains	—		—	—	—	(0.19)	—

Distributions to shareholders from return of capital	—		—	(0.08)	(0.09)	—	—

Total distributions	(0.19)		(0.34)	(0.29)	(0.20)	(0.49)	(0.29)

Net asset value, end of period	$9.10		$8.81	$8.93	$9.83	$10.54	$10.33

Total return(b)	5.69%		2.44%	(6.08)%	(4.92)%	6.56%	5.66%

Net assets, end of period (in 000s)	$49,036		$47,886	$50,814	$58,088	$92,871	$84,503

Ratio of net expenses to average net assets	0.80	%(c)	0.80%	0.79%	0.78%	0.78%	0.79%

Ratio of total expenses to average net assets	1.02	%(c)	1.05%	1.02%	0.96%	0.93%	0.95%

Ratio of net investment income to average net assets	4.29	%(c)	3.75%	2.89%	1.41%	2.03%	2.34%

Portfolio turnover rate(d)	656%		1,287%	1,007%	627%	690%	742%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

132	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Bond Fund

	Class C Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.80		$8.93	$9.82	$10.53	$10.32	$10.05

Net investment income(a)	0.16		0.26	0.19	0.07	0.14	0.16

Net realized and unrealized gain (loss)	0.29		(0.12)	(0.86)	(0.66)	0.48	0.32

Total from investment operations	0.45		0.14	(0.67)	(0.59)	0.62	0.48

Distributions to shareholders from net investment income	(0.16)		(0.27)	(0.16)	(0.07)	(0.22)	(0.21)

Distributions to shareholders from net realized gains	—		—	—	—	(0.19)	—

Distributions to shareholders from return of capital	—		—	(0.06)	(0.05)	—	—

Total distributions	(0.16)		(0.27)	(0.22)	(0.12)	(0.41)	(0.21)

Net asset value, end of period	$9.09		$8.80	$8.93	$9.82	$10.53	$10.32

Total return(b)	5.30%		1.68%	(6.79)%	(5.55)%	5.67%	4.88%

Net assets, end of period (in 000s)	$2,296		$2,325	$3,649	$5,928	$11,437	$12,468

Ratio of net expenses to average net assets	1.55	%(c)	1.55%	1.54%	1.53%	1.53%	1.54%

Ratio of total expenses to average net assets	1.77	%(c)	1.80%	1.77%	1.70%	1.68%	1.70%

Ratio of net investment income to average net assets	3.54	%(c)	2.98%	2.09%	0.65%	1.29%	1.53%

Portfolio turnover rate(d)	656%		1,287%	1,007%	627%	690%	742%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	133

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Bond Fund

	Institutional Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.81		$8.93	$9.83	$10.53	$10.33	$10.05

Net investment income(a)	0.20		0.36	0.29	0.18	0.26	0.28

Net realized and unrealized gain (loss)	0.30		(0.11)	(0.87)	(0.64)	0.47	0.32

Total from investment operations	0.50		0.25	(0.58)	(0.46)	0.73	0.60

Distributions to shareholders from net investment income	(0.21)		(0.37)	(0.23)	(0.14)	(0.34)	(0.32)

Distributions to shareholders from net realized gains	—		—	—	—	(0.19)	—

Distributions to shareholders from return of capital	—		—	(0.09)	(0.10)	—	—

Total distributions	(0.21)		(0.37)	(0.32)	(0.24)	(0.53)	(0.32)

Net asset value, end of period	$9.10		$8.81	$8.93	$9.83	$10.53	$10.33

Total return(b)	5.75%		2.78%	(5.68)%	(4.61)%	6.82%	6.01%

Net assets, end of period (in 000s)	$97,514		$93,070	$106,676	$116,520	$158,080	$133,067

Ratio of net expenses to average net assets	0.47	%(c)	0.47%	0.46%	0.45%	0.45%	0.45%

Ratio of total expenses to average net assets	0.69	%(c)	0.72%	0.69%	0.63%	0.60%	0.62%

Ratio of net investment income to average net assets	4.62	%(c)	4.08%	3.23%	1.75%	2.36%	2.69%

Portfolio turnover rate(d)	656%		1,287%	1,007%	627%	690%	742%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

134	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Bond Fund

	Service Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.81		$8.94	$9.83	$10.54	$10.33	$10.05

Net investment income(a)	0.18		0.31	0.25	0.14	0.20	0.24

Net realized and unrealized gain (loss)	0.30		(0.11)	(0.87)	(0.66)	0.48	0.31

Total from investment operations	0.48		0.20	(0.62)	(0.52)	0.68	0.55

Distributions to shareholders from net investment income	(0.19)		(0.33)	(0.19)	(0.11)	(0.28)	(0.27)

Distributions to shareholders from net realized gains	—		—	—	—	(0.19)	—

Distributions to shareholders from return of capital	—		—	(0.08)	(0.08)	—	—

Total distributions	(0.19)		(0.33)	(0.27)	(0.19)	(0.47)	(0.27)

Net asset value, end of period	$9.10		$8.81	$8.94	$9.83	$10.54	$10.33

Total return(b)	5.49%		2.31%	(6.24)%	(5.08)%	6.39%	5.49%

Net assets, end of period (in 000s)	$139		$123	$130	$94	$84	$45

Ratio of net expenses to average net assets	0.97	%(c)	0.96%	0.95%	0.95%	0.95%	0.95%

Ratio of total expenses to average net assets	1.18	%(c)	1.22%	1.18%	1.13%	1.09%	1.12%

Ratio of net investment income to average net assets	4.12	%(c)	3.59%	2.77%	1.31%	1.83%	2.29%

Portfolio turnover rate(d)	656%		1,287%	1,007%	627%	690%	742%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	135

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Bond Fund

	Investor Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.78		$8.90	$9.79	$10.50	$10.30	$10.02

Net investment income(a)	0.20		0.34	0.28	0.18	0.25	0.27

Net realized and unrealized gain (loss)	0.29		(0.10)	(0.86)	(0.66)	0.47	0.32

Total from investment operations	0.49		0.24	(0.58)	(0.48)	0.72	0.59

Distributions to shareholders from net investment income	(0.20)		(0.36)	(0.22)	(0.13)	(0.33)	(0.31)

Distributions to shareholders from net realized gains	—		—	—	—	(0.19)	—

Distributions to shareholders from return of capital	—		—	(0.09)	(0.10)	—	—

Total distributions	(0.20)		(0.36)	(0.31)	(0.23)	(0.52)	(0.31)

Net asset value, end of period	$9.07		$8.78	$8.90	$9.79	$10.50	$10.30

Total return(b)	5.72%		2.69%	(5.78)%	(4.71)%	6.84%	5.82%

Net assets, end of period (in 000s)	$30,832		$28,542	$46,802	$64,096	$68,314	$26,436

Ratio of net expenses to average net assets	0.55	%(c)	0.55%	0.54%	0.53%	0.53%	0.54%

Ratio of total expenses to average net assets	0.77	%(c)	0.80%	0.77%	0.71%	0.68%	0.70%

Ratio of net investment income to average net assets	4.54	%(c)	3.96%	3.10%	1.70%	2.24%	2.61%

Portfolio turnover rate(d)	656%		1,287%	1,007%	627%	690%	742%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

136	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Bond Fund

	Class R6 Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.81		$8.93	$9.82	$10.53	$10.33	$10.05

Net investment income(a)	0.20		0.36	0.29	0.19	0.26	0.28

Net realized and unrealized gain (loss)	0.30		(0.11)	(0.86)	(0.66)	0.47	0.32

Total from investment operations	0.50		0.25	(0.57)	(0.47)	0.73	0.60

Distributions to shareholders from net investment income	(0.21)		(0.37)	(0.23)	(0.14)	(0.34)	(0.32)

Distributions to shareholders from net realized gains	—		—	—	—	(0.19)	—

Distributions to shareholders from return of capital	—		—	(0.09)	(0.10)	—	—

Total distributions	(0.21)		(0.37)	(0.32)	(0.24)	(0.53)	(0.32)

Net asset value, end of period	$9.10		$8.81	$8.93	$9.82	$10.53	$10.33

Total return(b)	5.88%		2.79%	(5.77)%	(4.60)%	6.93%	6.03%

Net assets, end of period (in 000s)	$70,743		$67,704	$66,642	$71,588	$72,608	$84,920

Ratio of net expenses to average net assets	0.46	%(c)	0.46%	0.45%	0.44%	0.44%	0.44%

Ratio of total expenses to average net assets	0.68	%(c)	0.71%	0.68%	0.62%	0.59%	0.60%

Ratio of net investment income to average net assets	4.63	%(c)	4.09%	3.23%	1.80%	2.39%	2.67%

Portfolio turnover rate(d)	656%		1,287%	1,007%	627%	690%	742%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	137

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Bond Fund

	Class R Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.80		$8.93	$9.82	$10.53	$10.32	$10.05

Net investment income(a)	0.18		0.30	0.24	0.12	0.20	0.23

Net realized and unrealized gain (loss)	0.30		(0.11)	(0.86)	(0.65)	0.47	0.30

Total from investment operations	0.48		0.19	(0.62)	(0.53)	0.67	0.53

Distributions to shareholders from net investment income	(0.18)		(0.32)	(0.19)	(0.11)	(0.27)	(0.26)

Distributions to shareholders from net realized gains	—		—	—	—	(0.19)	—

Distributions to shareholders from return of capital	—		—	(0.08)	(0.07)	—	—

Total distributions	(0.18)		(0.32)	(0.27)	(0.18)	(0.46)	(0.26)

Net asset value, end of period	$9.10		$8.80	$8.93	$9.82	$10.53	$10.32

Total return(b)	5.57%		2.19%	(6.33)%	(5.16)%	6.30%	5.40%

Net assets, end of period (in 000s)	$2,350		$2,575	$2,537	$3,008	$5,030	$5,316

Ratio of net expenses to average net assets	1.05	%(c)	1.05%	1.04%	1.03%	1.03%	1.04%

Ratio of total expenses to average net assets	1.27	%(c)	1.30%	1.27%	1.21%	1.18%	1.22%

Ratio of net investment income to average net assets	4.04	%(c)	3.50%	2.65%	1.14%	1.79%	2.24%

Portfolio turnover rate(d)	656%		1,287%	1,007%	627%	690%	742%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

138	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Bond Fund

	Class P Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.81		$8.93	$9.82	$10.53	$10.33	$10.05

Net investment income(a)	0.20		0.36	0.29	0.19	0.26	0.28

Net realized and unrealized gain (loss)	0.30		(0.11)	(0.86)	(0.66)	0.47	0.32

Total from investment operations	0.50		0.25	(0.57)	(0.47)	0.73	0.60

Distributions to shareholders from net investment income	(0.21)		(0.37)	(0.23)	(0.14)	(0.34)	(0.32)

Distributions to shareholders from net realized gains	—		—	—	—	(0.19)	—

Distributions to shareholders from return of capital	—		—	(0.09)	(0.10)	—	—

Total distributions	(0.21)		(0.37)	(0.32)	(0.24)	(0.53)	(0.32)

Net asset value, end of period	$9.10		$8.81	$8.93	$9.82	$10.53	$10.33

Total return(b)	5.88%		2.79%	(5.77)%	(4.60)%	6.93%	6.03%

Net assets, end of period (in 000s)	$107,210		$96,055	$85,915	$87,773	$94,092	$81,064

Ratio of net expenses to average net assets	0.46	%(c)	0.46%	0.45%	0.44%	0.44%	0.44%

Ratio of total expenses to average net assets	0.68	%(c)	0.71%	0.68%	0.62%	0.59%	0.60%

Ratio of net investment income to average net assets	4.63	%(c)	4.09%	3.24%	1.79%	2.37%	2.69%

Portfolio turnover rate(d)	656%		1,287%	1,007%	627%	690%	742%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	139

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Class A Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.10		$9.29	$10.11	$10.76	$10.79	$10.41

Net investment income(a)	0.17		0.32	0.24	0.12	0.14	0.22

Net realized and unrealized gain (loss)	0.31		(0.18)	(0.80)	(0.60)	0.29	0.51

Total from investment operations	0.48		0.14	(0.56)	(0.48)	0.43	0.73

Distributions to shareholders from net investment income	(0.18)		(0.33)	(0.22)	(0.14)	(0.21)	(0.27)

Distributions to shareholders from net realized gains	—		—	—	—	(0.25)	(0.08)

Distributions to shareholders from return of capital	—		— (b)	(0.04)	(0.03)	—	—

Total distributions	(0.18)		(0.33)	(0.26)	(0.17)	(0.46)	(0.35)

Net asset value, end of period	$9.40		$9.10	$9.29	$10.11	$10.76	$10.79

Total return(c)	5.34%		1.61%	(5.49)%	(4.52)%	3.83%	7.07%

Net assets, end of period (in 000s)	$125,189		$119,292	$119,479	$150,857	$164,129	$125,490

Ratio of net expenses to average net assets	0.71	%(d)	0.71%	0.71%	0.71%	0.70%	0.74%

Ratio of total expenses to average net assets	0.79	%(d)	0.80%	0.81%	0.80%	0.81%	0.84%

Ratio of net investment income to average net assets	3.81	%(d)	3.51%	2.53%	1.13%	1.26%	2.07%

Portfolio turnover rate(e)	500%		1,127%	884%	489%	575%	693%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

140	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Class C Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.15		$9.34	$10.16	$10.82	$10.84	$10.46

Net investment income(a)	0.14		0.25	0.17	0.04	0.06	0.15

Net realized and unrealized gain (loss)	0.31		(0.17)	(0.80)	(0.61)	0.29	0.50

Total from investment operations	0.45		0.08	(0.63)	(0.57)	0.35	0.65

Distributions to shareholders from net investment income	(0.15)		(0.27)	(0.16)	(0.07)	(0.12)	(0.19)

Distributions to shareholders from net realized gains	—		—	—	—	(0.25)	(0.08)

Distributions to shareholders from return of capital	—		— (b)	(0.03)	(0.02)	—	—

Total distributions	(0.15)		(0.27)	(0.19)	(0.09)	(0.37)	(0.27)

Net asset value, end of period	$9.45		$9.15	$9.34	$10.16	$10.82	$10.84

Total return(c)	4.93%		0.86%	(6.15)%	(5.20)%	3.05%	6.25%

Net assets, end of period (in 000s)	$8,463		$8,037	$6,982	$9,529	$12,416	$8,331

Ratio of net expenses to average net assets	1.46	%(d)	1.46%	1.46%	1.46%	1.45%	1.50%

Ratio of total expenses to average net assets	1.54	%(d)	1.55%	1.56%	1.55%	1.56%	1.60%

Ratio of net investment income to average net assets	3.06	%(d)	2.76%	1.78%	0.37%	0.50%	1.37%

Portfolio turnover rate(e)	500%		1,127%	884%	489%	575%	693%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	141

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Institutional Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.14		$9.33	$10.15	$10.81	$10.83	$10.45

Net investment income(a)	0.19		0.35	0.27	0.16	0.17	0.26

Net realized and unrealized gain (loss)	0.31		(0.18)	(0.80)	(0.61)	0.30	0.51

Total from investment operations	0.50		0.17	(0.53)	(0.45)	0.47	0.77

Distributions to shareholders from net investment income	(0.20)		(0.36)	(0.24)	(0.17)	(0.24)	(0.31)

Distributions to shareholders from net realized gains	—		—	—	—	(0.25)	(0.08)

Distributions to shareholders from return of capital	—		— (b)	(0.05)	(0.04)	—	—

Total distributions	(0.20)		(0.36)	(0.29)	(0.21)	(0.49)	(0.39)

Net asset value, end of period	$9.44		$9.14	$9.33	$10.15	$10.81	$10.83

Total return(c)	5.50%		1.95%	(5.14)%	(4.18)%	4.17%	7.41%

Net assets, end of period (in 000s)	$593,066		$539,220	$401,838	$410,606	$645,062	$292,906

Ratio of net expenses to average net assets	0.38	%(d)	0.38%	0.38%	0.38%	0.37%	0.41%

Ratio of total expenses to average net assets	0.46	%(d)	0.47%	0.48%	0.47%	0.47%	0.51%

Ratio of net investment income to average net assets	4.14	%(d)	3.85%	2.89%	1.45%	1.55%	2.46%

Portfolio turnover rate(e)	500%		1,127%	884%	489%	575%	693%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

142	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Service Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.14		$9.33	$10.15	$10.81	$10.83	$10.46

Net investment income(a)	0.17		0.30	0.22	0.10	0.13	0.21

Net realized and unrealized gain (loss)	0.30		(0.17)	(0.79)	(0.60)	0.29	0.50

Total from investment operations	0.47		0.13	(0.57)	(0.50)	0.42	0.71

Distributions to shareholders from net investment income	(0.17)		(0.32)	(0.21)	(0.13)	(0.19)	(0.26)

Distributions to shareholders from net realized gains	—		—	—	—	(0.25)	(0.08)

Distributions to shareholders from return of capital	—		— (b)	(0.04)	(0.03)	—	—

Total distributions	(0.17)		(0.32)	(0.25)	(0.16)	(0.44)	(0.34)

Net asset value, end of period	$9.44		$9.14	$9.33	$10.15	$10.81	$10.83

Total return(c)	5.24%		1.44%	(5.61)%	(4.74)%	3.65%	6.87%

Net assets, end of period (in 000s)	$816		$845	$955	$1,115	$1,070	$1,141

Ratio of net expenses to average net assets	0.88	%(d)	0.88%	0.88%	0.88%	0.87%	0.91%

Ratio of total expenses to average net assets	0.96	%(d)	0.97%	0.98%	0.97%	0.98%	1.01%

Ratio of net investment income to average net assets	3.64	%(d)	3.33%	2.38%	0.97%	1.11%	1.95%

Portfolio turnover rate(e)	500%		1,127%	884%	489%	575%	693%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	143

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Investor Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.11		$9.30	$10.11	$10.77	$10.80	$10.42

Net investment income(a)	0.19		0.34	0.26	0.15	0.16	0.24

Net realized and unrealized gain (loss)	0.30		(0.18)	(0.78)	(0.61)	0.30	0.52

Total from investment operations	0.49		0.16	(0.52)	(0.46)	0.46	0.76

Distributions to shareholders from net investment income	(0.19)		(0.35)	(0.24)	(0.17)	(0.24)	(0.30)

Distributions to shareholders from net realized gains	—		—	—	—	(0.25)	(0.08)

Distributions to shareholders from return of capital	—		— (b)	(0.05)	(0.03)	—	—

Total distributions	(0.19)		(0.35)	(0.29)	(0.20)	(0.49)	(0.38)

Net asset value, end of period	$9.41		$9.11	$9.30	$10.11	$10.77	$10.80

Total return(c)	5.47%		1.86%	(5.15)%	(4.37)%	4.09%	7.33%

Net assets, end of period (in 000s)	$451,546		$396,138	$195,489	$269,988	$426,467	$122,100

Ratio of net expenses to average net assets	0.46	%(d)	0.46%	0.46%	0.46%	0.45%	0.48%

Ratio of total expenses to average net assets	0.54	%(d)	0.55%	0.56%	0.55%	0.56%	0.59%

Ratio of net investment income to average net assets	4.06	%(d)	3.78%	2.76%	1.37%	1.46%	2.27%

Portfolio turnover rate(e)	500%		1,127%	884%	489%	575%	693%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

144	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Class R6 Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.15		$9.34	$10.16	$10.82	$10.84	$10.46

Net investment income(a)	0.19		0.35	0.28	0.17	0.19	0.27

Net realized and unrealized gain (loss)	0.31		(0.18)	(0.81)	(0.62)	0.29	0.50

Total from investment operations	0.50		0.17	(0.53)	(0.45)	0.48	0.77

Distributions to shareholders from net investment income	(0.20)		(0.36)	(0.24)	(0.17)	(0.25)	(0.31)

Distributions to shareholders from net realized gains	—		—	—	—	(0.25)	(0.08)

Distributions to shareholders from return of capital	—		— (b)	(0.05)	(0.04)	—	—

Total distributions	(0.20)		(0.36)	(0.29)	(0.21)	(0.50)	(0.39)

Net asset value, end of period	$9.45		$9.15	$9.34	$10.16	$10.82	$10.84

Total return(c)	5.50%		1.96%	(5.12)%	(4.16)%	4.18%	7.41%

Net assets, end of period (in 000s)	$199,279		$164,210	$276,178	$187,649	$39,378	$152,821

Ratio of net expenses to average net assets	0.37	%(d)	0.37%	0.37%	0.37%	0.36%	0.40%

Ratio of total expenses to average net assets	0.45	%(d)	0.46%	0.47%	0.46%	0.47%	0.50%

Ratio of net investment income to average net assets	4.15	%(d)	3.82%	2.97%	1.56%	1.71%	2.51%

Portfolio turnover rate(e)	500%		1,127%	884%	489%	575%	693%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	145

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Class R Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.11		$9.29	$10.11	$10.77	$10.79	$10.42

Net investment income(a)	0.16		0.29	0.22	0.09	0.12	0.20

Net realized and unrealized gain (loss)	0.31		(0.16)	(0.80)	(0.60)	0.29	0.50

Total from investment operations	0.47		0.13	(0.58)	(0.51)	0.41	0.70

Distributions to shareholders from net investment income	(0.17)		(0.31)	(0.20)	(0.13)	(0.18)	(0.25)

Distributions to shareholders from net realized gains	—		—	—	—	(0.25)	(0.08)

Distributions to shareholders from return of capital	—		— (b)	(0.04)	(0.02)	—	—

Total distributions	(0.17)		(0.31)	(0.24)	(0.15)	(0.43)	(0.33)

Net asset value, end of period	$9.41		$9.11	$9.29	$10.11	$10.77	$10.79

Total return(c)	5.21%		1.36%	(5.62)%	(4.75)%	3.57%	6.70%

Net assets, end of period (in 000s)	$3,182		$3,762	$3,782	$4,181	$4,864	$4,774

Ratio of net expenses to average net assets	0.96	%(d)	0.96%	0.96%	0.96%	0.95%	1.00%

Ratio of total expenses to average net assets	1.04	%(d)	1.05%	1.06%	1.05%	1.06%	1.10%

Ratio of net investment income to average net assets	3.56	%(d)	3.26%	2.31%	0.88%	1.02%	1.88%

Portfolio turnover rate(e)	500%		1,127%	884%	489%	575%	693%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

146	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Class P Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.15		$9.34	$10.16	$10.82	$10.85	$10.47

Net investment income(a)	0.19		0.35	0.27	0.16	0.18	0.27

Net realized and unrealized gain (loss)	0.31		(0.18)	(0.80)	(0.61)	0.29	0.50

Total from investment operations	0.50		0.17	(0.53)	(0.45)	0.47	0.77

Distributions to shareholders from net investment income	(0.20)		(0.36)	(0.24)	(0.17)	(0.25)	(0.31)

Distributions to shareholders from net realized gains	—		—	—	—	(0.25)	(0.08)

Distributions to shareholders from return of capital	—		— (b)	(0.05)	(0.04)	—	—

Total distributions	(0.20)		(0.36)	(0.29)	(0.21)	(0.50)	(0.39)

Net asset value, end of period	$9.45		$9.15	$9.34	$10.16	$10.82	$10.85

Total return(c)	5.50%		1.96%	(5.12)%	(4.25)%	4.18%	7.41%

Net assets, end of period (in 000s)	$925,511		$788,276	$648,289	$690,242	$809,047	$704,747

Ratio of net expenses to average net assets	0.37	%(d)	0.37%	0.37%	0.37%	0.36%	0.40%

Ratio of total expenses to average net assets	0.45	%(d)	0.46%	0.47%	0.46%	0.46%	0.50%

Ratio of net investment income to average net assets	4.14	%(d)	3.85%	2.90%	1.47%	1.60%	2.47%

Portfolio turnover rate(e)	500%		1,127%	884%	489%	575%	693%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	147

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Bond Fund

	Class A Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.36		$9.00	$9.14	$9.41	$8.48	$9.28

Net investment income(a)	0.24		0.36	0.24	0.09	0.31	0.26

Net realized and unrealized gain (loss)	0.23		0.36	(0.09)	(0.20)	0.99	(0.78)

Total from investment operations	0.47		0.72	0.15	(0.11)	1.30	(0.52)

Distributions to shareholders from net investment income	(0.36)		(0.36)	—	—	(0.35)	—(b)

Distributions to shareholders from return of capital	—		—	(0.29)	(0.16)	(0.02)	(0.28)

Total distributions	(0.36)		(0.36)	(0.29)	(0.16)	(0.37)	(0.28)

Net asset value, end of period	$9.47		$9.36	$9.00	$9.14	$9.41	$8.48

Total return(c)	5.13%		8.30%	1.64%	(1.12)%	15.12%	(5.64)%

Net assets, end of period (in 000s)	$98,350		$103,331	$121,804	$127,793	$126,488	$115,257

Ratio of net expenses to average net assets	1.06	%(d)	1.04%	1.03%	1.01%	1.02%	1.01%

Ratio of total expenses to average net assets	1.13	%(d)	1.15%	1.12%	1.07%	1.05%	1.04%

Ratio of net investment income to average net assets	5.19	%(d)	3.94%	2.75%	0.94%	3.27%	2.84%

Portfolio turnover rate(e)	1,306%		2,353%	1,026%	416%	722%	491%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

148	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Bond Fund

	Class C Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.34		$8.98	$9.11	$9.39	$8.46	$9.25

Net investment income(a)	0.21		0.29	0.15	0.02	0.24	0.19

Net realized and unrealized gain (loss)	0.23		0.36	(0.06)	(0.21)	0.98	(0.77)

Total from investment operations	0.44		0.65	0.09	(0.19)	1.22	(0.58)

Distributions to shareholders from net investment income	(0.33)		(0.29)	—	—	(0.27)	—(b)

Distributions to shareholders from return of capital	—		—	(0.22)	(0.09)	(0.02)	(0.21)

Total distributions	(0.33)		(0.29)	(0.22)	(0.09)	(0.29)	(0.21)

Net asset value, end of period	$9.45		$9.34	$8.98	$9.11	$9.39	$8.46

Total return(c)	4.65%		7.50%	0.81%	(1.82)%	14.24%	(6.27)%

Net assets, end of period (in 000s)	$6,962		$5,855	$7,470	$22,237	$55,099	$89,308

Ratio of net expenses to average net assets	1.81	%(d)	1.79%	1.78%	1.76%	1.77%	1.77%

Ratio of total expenses to average net assets	1.88	%(d)	1.90%	1.87%	1.81%	1.80%	1.79%

Ratio of net investment income to average net assets	4.43	%(d)	3.20%	1.68%	0.18%	2.54%	2.10%

Portfolio turnover rate(e)	1,306%		2,353%	1,026%	416%	722%	491%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	149

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Bond Fund

	Institutional Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.37		$9.01	$9.15	$9.42	$8.49	$9.28

Net investment income(a)	0.26		0.39	0.27	0.12	0.34	0.29

Net realized and unrealized gain (loss)	0.23		0.36	(0.09)	(0.20)	0.99	(0.76)

Total from investment operations	0.49		0.75	0.18	(0.08)	1.33	(0.47)

Distributions to shareholders from net investment income	(0.38)		(0.39)	—	—	(0.38)	(0.01)

Distributions to shareholders from return of capital	—		—	(0.32)	(0.19)	(0.02)	(0.31)

Total distributions	(0.38)		(0.39)	(0.32)	(0.19)	(0.40)	(0.32)

Net asset value, end of period	$9.48		$9.37	$9.01	$9.15	$9.42	$8.49

Total return(b)	5.29%		8.65%	1.97%	(0.83)%	15.62%	(5.31)%

Net assets, end of period (in 000s)	$392,149		$343,876	$310,847	$376,645	$437,445	$564,586

Ratio of net expenses to average net assets	0.73	%(c)	0.71%	0.70%	0.68%	0.69%	0.68%

Ratio of total expenses to average net assets	0.80	%(c)	0.82%	0.79%	0.74%	0.71%	0.70%

Ratio of net investment income to average net assets	5.52	%(c)	4.29%	3.04%	1.28%	3.61%	3.18%

Portfolio turnover rate(d)	1,306%		2,353%	1,026%	416%	722%	491%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

150	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Bond Fund

	Investor Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.37		$9.01	$9.14	$9.42	$8.48	$9.28

Net investment income(a)	0.26		0.39	0.26	0.11	0.33	0.29

Net realized and unrealized gain (loss)	0.22		0.36	(0.08)	(0.21)	1.00	(0.78)

Total from investment operations	0.48		0.75	0.18	(0.10)	1.33	(0.49)

Distributions to shareholders from net investment income	(0.37)		(0.39)	—	—	(0.37)	(0.01)

Distributions to shareholders from return of capital	—		—	(0.31)	(0.18)	(0.02)	(0.30)

Total distributions	(0.37)		(0.39)	(0.31)	(0.18)	(0.39)	(0.31)

Net asset value, end of period	$9.48		$9.37	$9.01	$9.14	$9.42	$8.48

Total return(b)	5.26%		8.68%	1.78%	(0.90)%	15.52%	(5.40)%

Net assets, end of period (in 000s)	$51,368		$23,492	$17,221	$18,592	$22,711	$25,179

Ratio of net expenses to average net assets	0.81	%(c)	0.79%	0.78%	0.76%	0.77%	0.76%

Ratio of total expenses to average net assets	0.88	%(c)	0.90%	0.87%	0.82%	0.80%	0.79%

Ratio of net investment income to average net assets	5.43	%(c)	4.25%	2.95%	1.19%	3.53%	3.15%

Portfolio turnover rate(d)	1,306%		2,353%	1,026%	416%	722%	491%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	151

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Bond Fund

	Class R6 Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.37		$9.00	$9.14	$9.41	$8.48	$9.28

Net investment income(a)	0.26		0.39	0.27	0.14	0.34	0.29

Net realized and unrealized gain (loss)	0.23		0.37	(0.09)	(0.22)	0.99	(0.77)

Total from investment operations	0.49		0.76	0.18	(0.08)	1.33	(0.48)

Distributions to shareholders from net investment income	(0.38)		(0.39)	—	—	(0.38)	(0.01)

Distributions to shareholders from return of capital	—		—	(0.32)	(0.19)	(0.02)	(0.31)

Total distributions	(0.38)		(0.39)	(0.32)	(0.19)	(0.40)	(0.32)

Net asset value, end of period	$9.48		$9.37	$9.00	$9.14	$9.41	$8.48

Total return(b)	5.30%		8.67%	1.87%	(0.71)%	15.51%	(5.30)%

Net assets, end of period (in 000s)	$49,007		$50,711	$17,985	$19,883	$4,023	$6,779

Ratio of net expenses to average net assets	0.72	%(c)	0.70%	0.69%	0.67%	0.68%	0.67%

Ratio of total expenses to average net assets	0.79	%(c)	0.81%	0.78%	0.73%	0.70%	0.69%

Ratio of net investment income to average net assets	5.53	%(c)	4.30%	3.06%	1.47%	3.63%	3.16%

Portfolio turnover rate(d)	1,306%		2,353%	1,026%	416%	722%	491%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

152	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Bond Fund

	Class R Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.34		$8.98	$9.12	$9.40	$8.47	$9.26

Net investment income(a)	0.23		0.34	0.22	0.07	0.29	0.24

Net realized and unrealized gain (loss)	0.23		0.36	(0.09)	(0.21)	0.98	(0.77)

Total from investment operations	0.46		0.70	0.13	(0.14)	1.27	(0.53)

Distributions to shareholders from net investment income	(0.35)		(0.34)	—	—	(0.32)	—

Distributions to shareholders from return of capital	—		—	(0.27)	(0.14)	(0.02)	(0.26)

Total distributions	(0.35)		(0.34)	(0.27)	(0.14)	(0.34)	(0.26)

Net asset value, end of period	$9.45		$9.34	$8.98	$9.12	$9.40	$8.47

Total return(b)	5.00%		8.05%	1.28%	(1.35)%	14.98%	(5.89)%

Net assets, end of period (in 000s)	$2,721		$3,044	$2,886	$2,520	$2,539	$3,056

Ratio of net expenses to average net assets	1.31	%(c)	1.29%	1.28%	1.26%	1.27%	1.27%

Ratio of total expenses to average net assets	1.38	%(c)	1.40%	1.37%	1.32%	1.30%	1.29%

Ratio of net investment income to average net assets	4.95	%(c)	3.70%	2.51%	0.70%	3.04%	2.59%

Portfolio turnover rate(d)	1,306%		2,353%	1,026%	416%	722%	491%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	153

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Bond Fund

	Class P Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.35		$8.99	$9.13	$9.40	$8.47	$9.27

Net investment income(a)	0.26		0.39	0.27	0.12	0.34	0.29

Net realized and unrealized gain (loss)	0.23		0.36	(0.09)	(0.20)	0.99	(0.77)

Total from investment operations	0.49		0.75	0.18	(0.08)	1.33	(0.48)

Distributions to shareholders from net investment income	(0.38)		(0.39)	—	—	(0.38)	(0.01)

Distributions to shareholders from return of capital	—		—	(0.32)	(0.19)	(0.02)	(0.31)

Total distributions	(0.38)		(0.39)	(0.32)	(0.19)	(0.40)	(0.32)

Net asset value, end of period	$9.46		$9.35	$8.99	$9.13	$9.40	$8.47

Total return(b)	5.31%		8.68%	1.87%	(0.71)%	15.53%	(5.31)%

Net assets, end of period (in 000s)	$153,509		$150,478	$158,372	$221,056	$268,868	$235,966

Ratio of net expenses to average net assets	0.72	%(c)	0.70%	0.69%	0.67%	0.68%	0.67%

Ratio of total expenses to average net assets	0.79	%(c)	0.81%	0.78%	0.73%	0.70%	0.69%

Ratio of net investment income to average net assets	5.53	%(c)	4.29%	2.99%	1.27%	3.62%	3.18%

Portfolio turnover rate(d)	1,306%		2,353%	1,026%	416%	722%	491%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

154	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Global Core Fixed Income Fund

	Class A Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.38		$11.20	$12.00	$12.73	$12.72	$12.47

Net investment income(a)	0.17		0.27	0.18	0.07	0.14	0.14

Net realized and unrealized gain (loss)	0.33		0.19	(0.75)	(0.65)	0.54	0.47

Total from investment operations	0.50		0.46	(0.57)	(0.58)	0.68	0.61

Distributions to shareholders from net investment income	(0.18)		(0.28)	(0.23)	(0.11)	(0.32)	(0.20)

Distributions to shareholders from net realized gains	—		—	—	(0.04)	(0.35)	(0.16)

Total distributions	(0.18)		(0.28)	(0.23)	(0.15)	(0.67)	(0.36)

Net asset value, end of period	$11.70		$11.38	$11.20	$12.00	$12.73	$12.72

Total return(b)	4.42%		4.15%	(4.72)%	(4.53)%	5.15%	4.88%

Net assets, end of period (in 000s)	$28,008		$28,643	$36,563	$45,557	$52,270	$42,358

Ratio of net expenses to average net assets	0.91	%(c)	0.92%	0.91%	0.94%	1.00%	1.01%

Ratio of total expenses to average net assets	1.13	%(c)	1.12%	1.19%	1.16%	1.17%	1.13%

Ratio of net investment income to average net assets	3.03	%(c)	2.43%	1.56%	0.56%	1.07%	1.08%

Portfolio turnover rate(d)	295%		566%	689%	461%	522%	610%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	155

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Global Core Fixed Income Fund

	Class C Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.27		$11.09	$11.88	$12.62	$12.61	$12.37

Net investment income (loss)(a)	0.13		0.18	0.09	(0.03)	0.04	0.04

Net realized and unrealized gain (loss)	0.32		0.19	(0.74)	(0.64)	0.54	0.46

Total from investment operations	0.45		0.37	(0.65)	(0.67)	0.58	0.50

Distributions to shareholders from net investment income	(0.13)		(0.19)	(0.14)	(0.03)	(0.22)	(0.10)

Distributions to shareholders from net realized gains	—		—	—	(0.04)	(0.35)	(0.16)

Total distributions	(0.13)		(0.19)	(0.14)	(0.07)	(0.57)	(0.26)

Net asset value, end of period	$11.59		$11.27	$11.09	$11.88	$12.62	$12.61

Total return(b)	4.05%		3.30%	(5.33)%	(5.28)%	4.40%	4.06%

Net assets, end of period (in 000s)	$679		$1,027	$1,728	$2,938	$4,799	$6,300

Ratio of net expenses to average net assets	1.66	%(c)	1.67%	1.66%	1.70%	1.75%	1.76%

Ratio of total expenses to average net assets	1.88	%(c)	1.87%	1.94%	1.91%	1.91%	1.88%

Ratio of net investment income (loss) to average net assets	2.28	%(c)	1.67%	0.78%	(0.22)%	0.33%	0.33%

Portfolio turnover rate(d)	295%		566%	689%	461%	522%	610%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

156	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Global Core Fixed Income Fund

	Institutional Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.36		$11.18	$11.97	$12.70	$12.70	$12.45

Net investment income(a)	0.19		0.31	0.21	0.11	0.18	0.18

Net realized and unrealized gain (loss)	0.32		0.18	(0.74)	(0.65)	0.53	0.47

Total from investment operations	0.51		0.49	(0.53)	(0.54)	0.71	0.65

Distributions to shareholders from net investment income	(0.19)		(0.31)	(0.26)	(0.15)	(0.36)	(0.24)

Distributions to shareholders from net realized gains	—		—	—	(0.04)	(0.35)	(0.16)

Total distributions	(0.19)		(0.31)	(0.26)	(0.19)	(0.71)	(0.40)

Net asset value, end of period	$11.68		$11.36	$11.18	$11.97	$12.70	$12.70

Total return(b)	4.59%		4.48%	(4.43)%	(4.24)%	5.48%	5.22%

Net assets, end of period (in 000s)	$236,786		$218,637	$206,613	$251,099	$282,633	$250,976

Ratio of net expenses to average net assets	0.59	%(c)	0.61%	0.60%	0.63%	0.69%	0.69%

Ratio of total expenses to average net assets	0.80	%(c)	0.79%	0.86%	0.83%	0.83%	0.79%

Ratio of net investment income to average net assets	3.35	%(c)	2.76%	1.87%	0.87%	1.38%	1.37%

Portfolio turnover rate(d)	295%		566%	689%	461%	522%	610%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	157

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Global Core Fixed Income Fund

	Service Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.30		$11.12	$11.91	$12.63	$12.62	$12.38

Net investment income(a)	0.16		0.25	0.15	0.05	0.11	0.13

Net realized and unrealized gain (loss)	0.33		0.18	(0.73)	(0.65)	0.55	0.44

Total from investment operations	0.49		0.43	(0.58)	(0.60)	0.66	0.57

Distributions to shareholders from net investment income	(0.17)		(0.25)	(0.21)	(0.08)	(0.30)	(0.17)

Distributions to shareholders from net realized gains	—		—	—	(0.04)	(0.35)	(0.16)

Total distributions	(0.17)		(0.25)	(0.21)	(0.12)	(0.65)	(0.33)

Net asset value, end of period	$11.62		$11.30	$11.12	$11.91	$12.63	$12.62

Total return(b)	4.43%		3.88%	(4.87)%	(4.74)%	4.98%	4.71%

Net assets, end of period (in 000s)	$419		$427	$491	$567	$653	$196

Ratio of net expenses to average net assets	1.09	%(c)	1.11%	1.10%	1.13%	1.18%	1.19%

Ratio of total expenses to average net assets	1.30	%(c)	1.29%	1.36%	1.33%	1.34%	1.30%

Ratio of net investment income to average net assets	2.85	%(c)	2.24%	1.38%	0.37%	0.85%	1.02%

Portfolio turnover rate(d)	295%		566%	689%	461%	522%	610%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

158	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Global Core Fixed Income Fund

	Investor Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.34		$11.16	$11.95	$12.68	$12.67	$12.43

Net investment income(a)	0.19		0.30	0.20	0.10	0.17	0.17

Net realized and unrealized gain (loss)	0.32		0.18	(0.73)	(0.65)	0.54	0.46

Total from investment operations	0.51		0.48	(0.53)	(0.55)	0.71	0.63

Distributions to shareholders from net investment income	(0.19)		(0.30)	(0.26)	(0.14)	(0.35)	(0.23)

Distributions to shareholders from net realized gains	—		—	—	(0.04)	(0.35)	(0.16)

Total distributions	(0.19)		(0.30)	(0.26)	(0.18)	(0.70)	(0.39)

Net asset value, end of period	$11.66		$11.34	$11.16	$11.95	$12.68	$12.67

Total return(b)	4.56%		4.42%	(4.42)%	(4.31)%	5.43%	5.07%

Net assets, end of period (in 000s)	$29,178		$35,349	$49,849	$60,048	$73,477	$47,717

Ratio of net expenses to average net assets	0.66	%(c)	0.67%	0.66%	0.69%	0.75%	0.76%

Ratio of total expenses to average net assets	0.88	%(c)	0.87%	0.94%	0.91%	0.92%	0.88%

Ratio of net investment income to average net assets	3.28	%(c)	2.68%	1.80%	0.82%	1.31%	1.31%

Portfolio turnover rate(d)	295%		566%	689%	461%	522%	610%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	159

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Global Core Fixed Income Fund

	Class R6 Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.37		$11.18	$11.98	$12.71	$12.70	$12.45

Net investment income(a)	0.19		0.31	0.21	0.11	0.19	0.17

Net realized and unrealized gain (loss)	0.33		0.19	(0.74)	(0.65)	0.53	0.48

Total from investment operations	0.52		0.50	(0.53)	(0.54)	0.72	0.65

Distributions to shareholders from net investment income	(0.20)		(0.31)	(0.27)	(0.15)	(0.36)	(0.24)

Distributions to shareholders from net realized gains	—		—	—	(0.04)	(0.35)	(0.16)

Total distributions	(0.20)		(0.31)	(0.27)	(0.19)	(0.71)	(0.40)

Net asset value, end of period	$11.69		$11.37	$11.18	$11.98	$12.71	$12.70

Total return(b)	4.68%		4.39%	(4.34)%	(4.23)%	5.49%	5.22%

Net assets, end of period (in 000s)	$364,718		$363,947	$294,104	$272,464	$264,049	$311,837

Ratio of net expenses to average net assets	0.58	%(c)	0.60%	0.59%	0.62%	0.68%	0.68%

Ratio of total expenses to average net assets	0.79	%(c)	0.78%	0.85%	0.82%	0.82%	0.78%

Ratio of net investment income to average net assets	3.36	%(c)	2.78%	1.91%	0.89%	1.40%	1.36%

Portfolio turnover rate(d)	295%		566%	689%	461%	522%	610%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

160	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Global Core Fixed Income Fund

	Class P Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.38		$11.19	$11.99	$12.72	$12.71	$12.46

Net investment income(a)	0.19		0.31	0.21	0.11	0.19	0.18

Net realized and unrealized gain (loss)	0.33		0.19	(0.74)	(0.65)	0.53	0.47

Total from investment operations	0.52		0.50	(0.53)	(0.54)	0.72	0.65

Distributions to shareholders from net investment income	(0.20)		(0.31)	(0.27)	(0.15)	(0.36)	(0.24)

Distributions to shareholders from net realized gains	—		—	—	(0.04)	(0.35)	(0.16)

Total distributions	(0.20)		(0.31)	(0.27)	(0.19)	(0.71)	(0.40)

Net asset value, end of period	$11.70		$11.38	$11.19	$11.99	$12.72	$12.71

Total return(b)	4.59%		4.48%	(4.33)%	(4.23)%	5.49%	5.22%

Net assets, end of period (in 000s)	$9,730		$8,510	$7,323	$8,160	$8,889	$7,900

Ratio of net expenses to average net assets	0.58	%(c)	0.60%	0.59%	0.62%	0.68%	0.68%

Ratio of total expenses to average net assets	0.79	%(c)	0.78%	0.85%	0.82%	0.82%	0.78%

Ratio of net investment income to average net assets	3.36	%(c)	2.78%	1.89%	0.88%	1.40%	1.38%

Portfolio turnover rate(d)	295%		566%	689%	461%	522%	610%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	161

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Fund

	Class A Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2020(a)
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.90		$8.54	$9.55	$10.25	$8.88	$10.00

Net investment income(b)	0.25		0.48	0.42	0.32	0.33	0.11

Net realized and unrealized gain (loss)	0.24		0.37	(0.80)	(0.59)	1.43	(1.11)

Total from investment operations	0.49		0.85	(0.38)	(0.27)	1.76	(1.00)

Distributions to shareholders from net investment income	(0.25)		(0.44)	(0.62)	(0.34)	(0.35)	(0.12)

Distributions to shareholders from net realized gains	—		—	—	(0.09)	(0.04)	—

Distributions to shareholders from return of capital	—		(0.05)	(0.01)	—	—	—

Total distributions	(0.25)		(0.49)	(0.63)	(0.43)	(0.39)	(0.12)

Net asset value, end of period	$9.14		$8.90	$8.54	$9.55	$10.25	$8.88

Total return(c)	5.74%		10.29%	(3.85)%	(2.86)%	19.94%	(10.14)%

Net assets, end of period (in 000s)	$1,697		$1,305	$598	$501	$501	$142

Ratio of net expenses to average net assets	0.97	%(d)	0.98%	0.97%	0.97%	0.97%	0.98	%(d)

Ratio of total expenses to average net assets	1.27	%(d)	1.46%	1.42%	1.30%	1.71%	2.58	%(d)

Ratio of net investment income to average net assets	5.64	%(d)	5.60%	4.76%	3.12%	3.19%	3.44	%(d)

Portfolio turnover rate(e)	457%		641%	469%	139%	363%	110%

(a)	Commenced operations on December 03, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

162	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Fund

	Class C Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2020(a)
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.89		$8.54	$9.55	$10.25	$8.88	$10.00

Net investment income(b)	0.22		0.41	0.36	0.25	0.26	0.09

Net realized and unrealized gain (loss)	0.25		0.37	(0.81)	(0.60)	1.42	(1.12)

Total from investment operations	0.47		0.78	(0.45)	(0.35)	1.68	(1.03)

Distributions to shareholders from net investment income	(0.22)		(0.38)	(0.55)	(0.26)	(0.27)	(0.09)

Distributions to shareholders from net realized gains	—		—	—	(0.09)	(0.04)	—

Distributions to shareholders from return of capital	—		(0.05)	(0.01)	—	—	—

Total distributions	(0.22)		(0.43)	(0.56)	(0.35)	(0.31)	(0.09)

Net asset value, end of period	$9.14		$8.89	$8.54	$9.55	$10.25	$8.88

Total return(c)	5.35%		9.35%	(4.57)%	(3.59)%	19.06%	(10.35)%

Net assets, end of period (in 000s)	$1,222		$597	$328	$197	$77	$65

Ratio of net expenses to average net assets	1.72	%(d)	1.73%	1.72%	1.72%	1.72%	1.73	%(d)

Ratio of total expenses to average net assets	2.02	%(d)	2.23%	2.18%	2.07%	2.71%	3.40	%(d)

Ratio of net investment income to average net assets	4.87	%(d)	4.79%	4.09%	2.52%	2.52%	2.67	%(d)

Portfolio turnover rate(e)	457%		641%	469%	139%	363%	110%

(a)	Commenced operations on December 03, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	163

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Fund

	Institutional Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2020(a)
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.89		$8.54	$9.55	$10.25	$8.88	$10.00

Net investment income(b)	0.27		0.51	0.43	0.36	0.37	0.12

Net realized and unrealized gain (loss)	0.25		0.36	(0.78)	(0.60)	1.42	(1.11)

Total from investment operations	0.52		0.87	(0.35)	(0.24)	1.79	(0.99)

Distributions to shareholders from net investment income	(0.27)		(0.47)	(0.65)	(0.37)	(0.38)	(0.13)

Distributions to shareholders from net realized gains	—		—	—	(0.09)	(0.04)	—

Distributions to shareholders from return of capital	—		(0.05)	(0.01)	—	—	—

Total distributions	(0.27)		(0.52)	(0.66)	(0.46)	(0.42)	(0.13)

Net asset value, end of period	$9.14		$8.89	$8.54	$9.55	$10.25	$8.88

Total return(c)	5.92%		10.53%	(3.53)%	(2.54)%	20.34%	(10.03)%

Net assets, end of period (in 000s)	$30,630		$14,364	$13,094	$25,483	$25,710	$22,264

Ratio of net expenses to average net assets	0.64	%(d)	0.65%	0.64%	0.64%	0.64%	0.64	%(d)

Ratio of total expenses to average net assets	0.93	%(d)	1.15%	1.06%	0.98%	1.75%	2.53	%(d)

Ratio of net investment income to average net assets	5.94	%(d)	5.89%	4.96%	3.47%	3.63%	3.72	%(d)

Portfolio turnover rate(e)	457%		641%	469%	139%	363%	110%

(a)	Commenced operations on December 03, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

164	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Fund

	Investor Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2020(a)
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.90		$8.54	$9.55	$10.25	$8.88	$10.00

Net investment income(b)	0.26		0.51	0.44	0.35	0.36	0.12

Net realized and unrealized gain (loss)	0.25		0.36	(0.80)	(0.60)	1.43	(1.12)

Total from investment operations	0.51		0.87	(0.36)	(0.25)	1.79	(1.00)

Distributions to shareholders from net investment income	(0.26)		(0.46)	(0.64)	(0.36)	(0.38)	(0.12)

Distributions to shareholders from net realized gains	—		—	—	(0.09)	(0.04)	—

Distributions to shareholders from return of capital	—		(0.05)	(0.01)	—	—	—

Total distributions	(0.26)		(0.51)	(0.65)	(0.45)	(0.42)	(0.12)

Net asset value, end of period	$9.15		$8.90	$8.54	$9.55	$10.25	$8.88

Total return(c)	5.88%		10.56%	(3.61)%	(2.62)%	20.24%	(10.06)%

Net assets, end of period (in 000s)	$12,509		$7,253	$268	$118	$54	$45

Ratio of net expenses to average net assets	0.72	%(d)	0.74%	0.72%	0.72%	0.72%	0.73	%(d)

Ratio of total expenses to average net assets	1.02	%(d)	1.20%	1.18%	1.05%	1.81%	2.62	%(d)

Ratio of net investment income to average net assets	5.89	%(d)	5.86%	5.12%	3.46%	3.54%	3.63	%(d)

Portfolio turnover rate(e)	457%		641%	469%	139%	363%	110%

(a)	Commenced operations on December 03, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	165

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Fund

	Class R6 Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2020(a)
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.89		$8.54	$9.55	$10.25	$8.88	$10.00

Net investment income(b)	0.27		0.51	0.44	0.36	0.37	0.12

Net realized and unrealized gain (loss)	0.25		0.36	(0.79)	(0.60)	1.43	(1.11)

Total from investment operations	0.52		0.87	(0.35)	(0.24)	1.80	(0.99)

Distributions to shareholders from net investment income	(0.27)		(0.47)	(0.65)	(0.37)	(0.39)	(0.13)

Distributions to shareholders from net realized gains	—		—	—	(0.09)	(0.04)	—

Distributions to shareholders from return of capital	—		(0.05)	(0.01)	—	—	—

Total distributions	(0.27)		(0.52)	(0.66)	(0.46)	(0.43)	(0.13)

Net asset value, end of period	$9.14		$8.89	$8.54	$9.55	$10.25	$8.88

Total return(c)	5.92%		10.54%	(3.52)%	(2.53)%	20.35%	(10.03)%

Net assets, end of period (in 000s)	$60		$56	$51	$53	$54	$45

Ratio of net expenses to average net assets	0.63	%(d)	0.64%	0.63%	0.63%	0.63%	0.63	%(d)

Ratio of total expenses to average net assets	0.93	%(d)	1.13%	1.07%	0.97%	1.72%	2.52	%(d)

Ratio of net investment income to average net assets	5.97	%(d)	5.90%	5.07%	3.48%	3.64%	3.73	%(d)

Portfolio turnover rate(e)	457%		641%	469%	139%	363%	110%

(a)	Commenced operations on December 03, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

166	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Fund

	Class P Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2020(a)
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.89		$8.54	$9.55	$10.25	$8.88	$10.00

Net investment income(b)	0.27		0.51	0.44	0.36	0.36	0.12

Net realized and unrealized gain (loss)	0.25		0.36	(0.79)	(0.60)	1.44	(1.11)

Total from investment operations	0.52		0.87	(0.35)	(0.24)	1.80	(0.99)

Distributions to shareholders from net investment income	(0.27)		(0.47)	(0.65)	(0.37)	(0.39)	(0.13)

Distributions to shareholders from net realized gains	—		—	—	(0.09)	(0.04)	—

Distributions to shareholders from return of capital	—		(0.05)	(0.01)	—	—	—

Total distributions	(0.27)		(0.52)	(0.66)	(0.46)	(0.43)	(0.13)

Net asset value, end of period	$9.14		$8.89	$8.54	$9.55	$10.25	$8.88

Total return(c)	5.93%		10.54%	(3.52)%	(2.53)%	20.35%	(10.03)%

Net assets, end of period (in 000s)	$77,009		$73,551	$50,736	$73,188	$89,424	$809

Ratio of net expenses to average net assets	0.63	%(d)	0.64%	0.63%	0.63%	0.63%	0.60	%(d)

Ratio of total expenses to average net assets	0.93	%(d)	1.11%	1.06%	0.97%	1.10%	0.63	%(d)

Ratio of net investment income to average net assets	5.98	%(d)	5.95%	5.02%	3.48%	3.46%	3.76	%(d)

Portfolio turnover rate(e)	457%		641%	469%	139%	363%	110%

(a)	Commenced operations on December 03, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	167

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements September 30, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Bond Fund and Goldman Sachs Core Fixed Income Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Dynamic Bond Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Global Core Fixed Income Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs Income Fund	A, C, Institutional, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 3.75%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to each of the Bond, Core Fixed Income, Dynamic Bond and Income Funds pursuant to management agreements with the Trust. Goldman Sachs Asset Management International (“GSAMI”), an affiliate of GSAM and Goldman Sachs, serves as investment adviser to the Global Core Fixed Income Fund pursuant to a management agreement with the Trust (the management agreements with GSAM and GSAMI are collectively referred to herein as the “Agreements”).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distributions	Capital Gains Distributions

Fund	Declared/Paid	Declared/Paid

Bond Fund	Daily/Monthly	Annually

Core Fixed Income Fund	Daily/Monthly	Annually

Dynamic Bond Fund	Monthly/Monthly	Annually

Global Core Fixed Income Fund	Daily/Monthly	Annually

Income Fund	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that

169

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s and GSAMI’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM and GSAMI have day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly perform price verification procedures and issue challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and a Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Dynamic Bond and Income Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iv. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

171

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

v. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

172

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2024:

BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$217,834,994	$—

Corporate Obligations	—	136,867,027	—

Asset-Backed Securities	—	49,719,944	—

U.S. Treasury Obligations	7,705,584	—	—

Municipal Debt Obligations	—	3,683,478	—

Bank Loans	—	3,602,446	—

Sovereign Debt Obligations	—	3,040,634	—

Total	$7,705,584	$414,748,523	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(65,823,624)	$—

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

BOND FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$3,522,667	$—

Futures Contracts(a)	747	—	—

Interest Rate Swap Contracts(a)	—	4,069,099	—

Credit Default Swap Contracts(a)	—	32,858	—

Purchased Option Contracts	—	2,121,245	—

Total	$747	$9,745,869	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(3,347,817)	$—

Futures Contracts(a)	(281,361)	—	—

Interest Rate Swap Contracts(a)	—	(734,087)	—

Written Option Contracts	—	(2,411,618)	—

Total	$(281,361)	$(6,493,522)	$—

CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$1,107,350,886	$—

Corporate Obligations	—	676,329,429	—

U.S. Treasury Obligations	579,487,778	—	—

Asset-Backed Securities	—	195,716,653	—

Agency Debentures	—	23,514,760	—

Sovereign Debt Obligations	—	18,102,968	—

Municipal Debt Obligations	—	11,861,231	—

Total	$579,487,778	$2,032,875,927	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(300,114,250)	$—

Derivative Type

Assets(a)

Futures Contracts	$67,138	$—	$—

Interest Rate Swap Contracts	—	7,707,617	—

Credit Default Swap Contracts	—	2,160,567	—

Total	$67,138	$9,868,184	$—

175

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

CORE FIXED INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Futures Contracts(a)	$(1,049,583)	$—	$—

Interest Rate Swap Contracts(a)	—	(1,218,487)	—

Written Option Contracts	—	(979,590)	—

Total	$(1,049,583)	$(2,198,077)	$—

DYNAMIC BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$656,247,291	$—

Asset-Backed Securities	—	178,744,164	—

Corporate Obligations	—	175,694,340	—

U.S. Treasury Obligations	58,803,575	—	—

Bank Loans	—	48,046,439	—

Sovereign Debt Obligations	—	9,529,128	—

Municipal Debt Obligations	—	7,950,001	—

Common Stock and/or Other Equity Investments(b)

North America	1,312,778	—	—

Investment Company	2,881,731	—	—

Total	$62,998,084	$1,076,211,363	$—

Liabilities

Fixed Income

Unfunded Loan Committment(a)	$—	$64	$—

Mortgage-Backed Obligations — Forward Sales Contracts	—	(219,399,343)	—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$13,666,969	$—

Futures Contracts(a)	98,758	—	—

Interest Rate Swap Contracts(a)	—	24,986,928	—

Credit Default Swap Contracts(a)	—	686,271	—

Purchased Option Contracts	—	10,002,195	—

Total	$98,758	$49,342,363	$—

176

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

DYNAMIC BOND FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(12,300,520)	$—

Futures Contracts(a)	(429,402)	—	—

Interest Rate Swap Contracts(a)	—	(4,081,720)	—

Credit Default Swap Contracts(a)	—	(5,558)	—

Total Return Swap Contracts(a)	—	(3,479,147)	—

Written Option Contracts	—	(11,744,319)	—

Total	$(429,402)	$(31,611,264)	$—

GLOBAL CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$232,337,018	$—

Corporate Obligations	—	213,141,952	—

Sovereign Debt Obligations	96,691,781	48,860,185	—

Asset-Backed Securities	—	89,237,330	—

U.S. Treasury Obligations	46,916,628	—	—

Exchange Traded Funds	314,481	—	—

Total	$143,922,890	$583,576,485	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(30,653,207)	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$1,580,826	$—

Futures Contracts	440,403	—	—

Interest Rate Swap Contracts	—	6,503,064	—

Credit Default Swap Contracts	—	473,689	—

Total	$440,403	$8,557,579	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(7,857,153)	$—

Futures Contracts(a)	(306,327)	—	—

Interest Rate Swap Contracts(a)	—	(1,139,951)	—

Credit Default Swap Contracts(a)	—	(3,142)	—

Written Option Contracts	—	(675,977)	—

Total	$(306,327)	$(9,676,223)	$—

177

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$88,301,118	$—

Mortgage-Backed Obligations	—	24,908,409	—

Asset-Backed Securities	—	9,907,804	—

U.S. Treasury Obligations	5,500,784	—	—

Bank Loans	—	4,829,790	244,674

Sovereign Debt Obligations	—	4,511,472	—

Common Stock and/or Other Equity Investments(b)

Europe	—	129,908	—

North America	308,699	—	—

Investment Company	1,412,769	—	—

Total	$7,222,252	$132,588,501	$244,674

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(13,906,285)	$—

Derivative Type

Assets(a)

Futures Contracts	$51,016	$—	$—

Credit Default Swap Contracts	—	45,030	—

Total	$51,016	$45,030	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(91,425)	$—

Futures Contracts	(7,979)	—	—

Interest Rate Swap Contracts	—	(15,850)	—

Total	$(7,979)	$(107,275)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

178

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Bond Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$32,858	(a)	—	$—

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	5,643,912		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(5,326,388)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts;	4,069,846	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(1,448,495	)(a)

Total		$9,746,616			$(6,774,883)

Core Fixed Income Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$2,160,567	(a)	—	$—

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	7,774,755	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(3,247,660	)(a)

Total		$9,935,322			$(3,247,660)

Dynamic Bond Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Receivable for unrealized gain on swap contracts; Variation margin on swap contracts	$686,271	(a)	Variation margin on swap contracts	$(5,558	)(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	23,669,164		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(21,622,882)

Equity	—	—		Payable for unrealized loss on swap contracts	(3,479,147	)(b)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	25,085,686	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(6,933,079	)(a)

Total		$49,441,121			$(32,040,666)

179

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Global Core Fixed Income Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Receivable for unrealized gain on swap contracts; Variation margin on swap contracts	$473,689	(a)	Variation margin on swap contracts	$(3,142)	(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,580,826		Payable for unrealized loss on forward foreign currency exchange contracts	(7,857,153)

Interest rate	Receivable for unrealized gain on swap contracts, Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	6,943,467	(a)	Payable for unrealized loss on swap contracts, Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(2,122,255	)(a)(b)

Total		$8,997,982			$(9,982,550)

Income Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$45,030	(a)	—	$—

Currency	—	—		Payable for unrealized loss on forward foreign currency exchange contracts	(91,425)

Interest rate	Variation margin on futures contracts	51,016	(a)	Variation margin on futures contracts; Variation margin on swap contracts	(23,829	)(a)

Total		$96,046			$(115,254)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(b)

Aggregate of amounts include $3,479,147 and $6,903 for the Dynamic Bond and Global Core Fixed Income Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, a Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements.

They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which a Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments.

180

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Bond Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$92,276	$(22,745)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased options contracts and written options contracts	321,810	897,723

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	1,677,676	(63,208)

Total		$2,091,762	$811,770

Core Fixed Income Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$803,492	$325,451

Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	5,994	(1,776)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts /Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	7,068,819	1,632,606

Total		$7,878,305	$1,956,281

181

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Dynamic Bond Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$1,812,367	$160,345

Currency	Net realized gain (loss) from forward foreign currency exchange contracts; purchased options contracts and written options contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts; purchased options contracts and written options contracts	1,432,079	(1,358,241)

Equity	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(1,910,661)	(3,479,147)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts /Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	(3,702,253)	12,796,180

Total		$(2,368,468)	$8,119,137

Global Core Fixed Income Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$424,112	$158,219

Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	3,654,648	(8,684,871)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts /Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	1,443,895	2,588,938

Total		$5,522,655	$(5,937,714)

Income Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$23,106	$3,147

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	11,860	(92,336)

Interest rate	Net realized gain (loss) from futures contracts, and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	104,518	81,292

Total		$139,484	$(7,897)

182

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended September 30, 2024, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions

Bond Fund	980	$484,762,501	$952,819,844	256,234,808	$73,898,354	233,030,627	$58,102,625

Core Fixed Income Fund	3,418	2,009,254	2,050,023,664	—	166,744,566	—	131,416,627

Dynamic Bond Fund	3,121	2,095,713,815	5,385,966,897	1,199,127,278	398,723,472	1,090,874,563	319,754,368

Global Core Fixed Income Fund	1,970	439,915,743	1,634,306,294	—	113,782,069	—	89,920,661

Income Fund	204	3,949,900	14,210,618	—	—	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six months ended September 30, 2024.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that GSAM or GSAMI believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

183

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of September 30, 2024:

Bond Fund

	Derivative Assets(1)				Derivative Liabilities(1)

			Forward		Forward			Net Derivative	Collateral
	Options		Currency		Currency	Options		Asset	(Received)	Net
Counterparty	Purchased	Swaps	Contracts	Total	Contracts	Written	Total	(Liabilities)	Pledged(1)	Amount(2)

Barclays Bank PLC	$134,333	$—	$—	$134,333	$—	$(144,221)	$(144,221)	$(9,888)	$9,888	$—

BNP Paribas SA	358,833	—	—	358,833	—	(190,220)	(190,220)	168,613	—	168,613

BofA Securities LLC	687,149	—	—	687,149	—	(523,115)	(523,115)	164,034	(40,000)	124,034

Citibank NA	—	—	—	—	—	(62,840)	(62,840)	(62,840)	—	(62,840)

Deutsche Bank AG	393,046	—	—	393,046	—	(210,960)	(210,960)	182,086	—	182,086

Deutsche Bank AG (London)	—	—	—	—	—	(38,020)	(38,020)	(38,020)	—	(38,020)

Goldman Sachs & Co. LLC	—	—	—	—	—	(6,996)	(6,996)	(6,996)	—	(6,996)

HSBC Bank PLC	124,229	—	—	124,229	—	(183,973)	(183,973)	(59,744)	—	(59,744)

JPMorgan Securities, Inc.	182,963	16,286	3,522,667	3,721,916	(3,347,817)	(517,523)	(3,865,340)	(143,424)	143,424	—

MS & Co. Int. PLC	162,985	—	—	162,985	—	(305,581)	(305,581)	(142,596)	—	(142,596)

Standard Chartered Bank	363	—	—	363	—	(796)	(796)	(433)	—	(433)

UBS AG (London)	77,344	—	—	77,344	—	(227,373)	(227,373)	(150,029)	—	(150,029)

Total	$2,121,245	$16,286	$3,522,667	$5,660,198	$(3,347,817)	$(2,411,618)	$(5,759,435)	$(99,237)	$113,312	$14,075

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

Dynamic Bond Fund

	Derivative Assets(1)				Derivative Liabilities(1)

Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Swaps	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)

Barclays Bank PLC	$632,142	$—	$—	$632,142	$—	$—	$(678,773)	$(678,773)	$(46,631)	$46,631	$—

BNP Paribas SA	1,704,594	—	—	1,704,594	—	—	(900,044)	(900,044)	804,550	—	804,550

BofA Securities LLC	3,238,619	—	—	3,238,619	—	—	(2,485,644)	(2,485,644)	752,975	(180,000)	572,975

Citibank NA	—	—	—	—	—	—	(351,022)	(351,022)	(351,022)	351,022	—

Deutsche Bank AG (London)	1,845,240	—	—	1,845,240	—	—	(1,206,788)	(1,206,788)	638,452	—	638,452

HSBC Bank PLC	588,131	—	—	588,131	—	—	(871,631)	(871,631)	(283,500)	—	(283,500)

JPMorgan

Securities, Inc.	861,562	85,503	13,666,969	14,614,034	(3,479,147)	(12,300,520)	(2,611,231)	(18,390,898)	(3,776,864)	3,776,864	—

MS & Co. Int. PLC	767,419	—	—	767,419	—	—	(1,577,546)	(1,577,546)	(810,127)	810,127	—

Standard Chartered Bank	1,747	—	—	1,747	—	—	(3,813)	(3,813)	(2,066)	—	(2,066)

184

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Dynamic Bond Fund

	Derivative Assets(1)				Derivative Liabilities(1)

Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Swaps	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)

UBS AG (London)	$362,741	$—	$—	$362,741	$—	$—	$(1,057,827)	$(1,057,827)	$(695,086)	$—	$(695,086)

Total	$10,002,195	$85,503	$13,666,969	$23,754,667	$(3,479,147)	$(12,300,520)	$(11,744,319)	$(27,523,986)	$(3,769,319)	$4,804,644	$1,035,325

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

Global Core Fixed Income Fund

	Derivative Assets(1)			Derivative Liabilities(1)

Counterparty	Swaps	Forward Currency Contracts	Total	Swaps	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)

BofA Securities LLC	$—	$—	$—	$(6,903)	$—	$(56,675)	$(63,578)	$ (63,578)	$—	$(63,578)

Citibank NA	54,884	—	54,884	—	—	(98,268)	(98,268)	(43,384)	43,384	—

Deutsche Bank AG (London)	—	—	—	—	—	(59,535)	(59,535)	(59,535)	59,535	—

JPMorgan Securities, Inc.	27,686	1,580,826	1,608,512	—	(7,857,048)	(290,089)	(8,147,137)	(6,538,625)	780,000	(5,758,625)

MS & Co. Int. PLC	3,508	—	3,508	—	—	(171,410)	(171,410)	(167,902)	167,902	—

State Street Bank and Trust	—	—	—	—	(105)	—	(105)	(105)	—	(105)

Total	$86,078	$1,580,826	$1,666,904	$(6,903)	$(7,857,153)	$(675,977)	$(8,540,033)	$(6,873,129)	$1,050,821	$(5,822,308)

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreements, GSAM and GSAMI manage the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM and GSAMI are entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended September 30, 2024, contractual and effective net management fees with GSAM and GSAMI were at the following rates:

	Contractual Management Rate					Effective Rate	Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion

Bond Fund	0.41%	0.37%	0.35%	0.34%	0.34%	0.41%	0.41%

Core Fixed Income Fund	0.40	0.36	0.34	0.33	0.32	0.38	0.33*

Dynamic Bond Fund	0.60	0.54	0.51	0.50	0.49	0.60	0.60

Global Core Fixed Income Fund	0.65	0.59	0.56	0.55	0.54	0.65	0.55(a)

Income Fund	0.55	0.50	0.47	0.46	0.45	0.55	0.54

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
*

GSAM agreed to waive a portion of the Management Fee so that the net management fee will not exceed 0.33% as an annual percentage rate of the Fund’s average net assets. This management fee waiver arrangement will remain in effect through at least July 28, 2025, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

(a)

Prior to July 29, 2024, GSAMI agreed to waive a portion of the Management Fee in order to achieve an effective net management fee rate of 0.56% as an annual percentage rate of the average daily net assets of the Fund. Effective July 29, 2024, GSAMI agreed to waive a portion of the Management Fee in order to achieve an effective net management fee rate of 0.53% as an annual percentage rate of the average daily net assets of the Fund. This management fee waiver arrangement will remain in effect through at least July 28, 2025, and prior to such date, GSAMI may not terminate the arrangement without the approval of the Board of Trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”), which is affiliated Underlying Fund. GSAM and GSAMI have agreed to waive a portion of their management fee payable by the Funds in an amount equal to the management fee they earn as investment advisers to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investment of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended September 30, 2024, GSAM waived $3,097, $30,877, $6,876 and $4,327 of the management fee for the Bond, Core Fixed Income, Dynamic Bond and Income Funds, respectively. For the six months ended September 30, 2024, GSAMI waived $8,900 of the management fee for the Global Core Fixed Income Fund.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2024, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Bond Fund	$1,584	$ —

Core Fixed Income Fund	2,296	147

Dynamic Bond Fund	1,768	—

Global Core Fixed Income Fund	168	—

Income Fund	722	—

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

Prior to July 29, 2024, Goldman Sachs agreed to waive a portion of its transfer agency fee equal to 0.02% as an annual percentage rate of the average net assets attributable to Class A, Class C and Investor Shares of the Global Core Fixed Income Fund. Effective July 29, 2024, this agreement terminated.

F. Other Expense Agreements and Affiliated Transactions — GSAM and GSAMI have agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM and GSAMI for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Bond, Core Fixed Income, Dynamic Bond, Global Core Fixed Income and Income Funds are 0.004%, 0.014%, 0.054%, 0.004% and 0.054%, respectively. These Other Expense limitations will remain in place through at least July 28, 2025 for the Funds, and prior to such date GSAM and GSAMI

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended September 30, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Bond Fund	$ 3,097	$ 826	$369,676	$373,599

Core Fixed Income Fund	539,061	2,687	280,243	821,991

Dynamic Bond Fund	6,876	698	245,075	252,649

Global Core Fixed Income Fund	336,638	4,289	334,754	675,681

Income Fund	4,327	44	157,248	161,619

G. Line of Credit Facility — As of September 30, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H. Other Transactions with Affiliates — For the six months ended September 30, 2024, Goldman Sachs earned $26,416, $92,822 and $132,992 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Bond, Core Fixed Income and Dynamic Bond Funds, respectively.

As of September 30, 2024, the following Fund of Funds Portfolios were the beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth and Income Portfolio

Global Core Fixed Income Fund	29%	22%

As of September 30, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Institutional	Service	Class R6

Bond Fund	—%	12%	—%

Income Fund	38	—	100

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Fund’s investments in the Government Money Market Fund as of and for the six months ended September 30, 2024.

Fund	Underlying Fund	Market Value as of March 31, 2024	Purchases at Cost	Proceeds from Sales	Market Value as of September 30, 2024	Shares as of September 30, 2024	Dividend Income

Bond Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$73,606,721	$(73,606,721)	$—	—	$102,250

Core Fixed Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	429,169,906	(429,169,906)	—	—	1,020,428

Dynamic Bond Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	167,869,890	(164,988,159)	2,881,731	2,881,731	219,543

Global Core Fixed Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	9,667,648	123,000,298	(132,667,946)	—	—	291,105

Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	7,515,504	31,595,910	(37,698,645)	1,412,769	1,412,769	139,307

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2024, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Bond Fund	$ 2,269,672,490	$ 55,630,701	$ 2,253,839,165	$ 50,913,184

Core Fixed Income Fund	10,868,821,941	257,599,670	10,624,668,237	192,607,806

Dynamic Bond Fund	10,540,781,711	218,108,533	10,357,643,521	158,990,093

Global Core Fixed Income Fund	1,752,854,343	130,823,745	1,709,253,680	141,180,029

Income Fund	483,628,472	37,407,920	474,919,879	13,970,763

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2024, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Bond	Core Fixed Income	Dynamic Bond	Global Core Fixed Income	Income

Capital loss carryforwards:

Perpetual Short-Term	$(21,398,601)	$(84,344,414)	$(1,185,151,268)	$(26,050,939)	$(1,679,204)

Perpetual Long-Term	(27,482,978)	(90,256,168)	(744,195,698)	(20,463,135)	(5,880,134)

Total capital loss carryforwards	(48,881,579)	(174,600,582)	(1,929,346,966)	(46,514,074)	(7,559,338)

Timing differences (Post October Capital Loss

Deferral/Qualified Late Year Ordinary Loss

Deferral/Dividends Payable and Straddle Loss Deferrals)	$(1,032,851)	$(5,324,363)	$(10,520,537)	$(497,479)	$(2,095,331)

As of September 30, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond	Core Fixed Income	Dynamic Bond	Global Core Fixed Income	Income

Tax Cost	$427,529,457	$2,657,302,550	$1,145,587,608	$736,440,520	$137,892,945

Gross unrealized gain	7,343,599	35,750,918	17,601,152	14,193,201	4,543,012

Gross unrealized loss	(12,418,949)	(80,689,763)	(23,979,313)	(23,134,346)	(2,380,530)

Net unrealized gain (loss)	$(5,075,350)	$(44,938,845)	$(6,378,161)	$(8,941,145)	$2,162,482

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, differences in the tax treatment of partnership investments, swap transactions, and market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Collateralized Loan Obligations Risk — The Funds may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In addition to the normal risks associated with loan- and credit-related securities discussed elsewhere in the Prospectus (e.g., loan-related investments risk, interest rate risk and default risk), investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market

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8. OTHER RISKS (continued)

exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

8. OTHER RISKS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in

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8. OTHER RISKS (continued)

loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Funds may purchase the securities of issuers that are in default.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

8. OTHER RISKS (continued)

was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM and GSAMI believe the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM and GSAMI have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Bond Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	326,841	$2,899,966	1,161,819	$10,150,341
Reinvestment of distributions	112,816	995,711	203,478	1,773,405
Shares redeemed	(488,042)	(4,288,944)	(1,617,531)	(14,061,952)

	(48,385)	(393,267)	(252,234)	(2,138,206)

Class C Shares
Shares sold	40,150	358,986	35,730	308,623
Reinvestment of distributions	4,188	36,910	9,668	84,201
Shares redeemed	(55,982)	(491,614)	(190,075)	(1,658,930)

	(11,644)	(95,718)	(144,677)	(1,266,106)

Institutional Shares
Shares sold	1,225,732	10,872,368	1,949,188	17,036,026
Reinvestment of distributions	248,973	2,196,576	444,230	3,872,674
Shares redeemed	(1,325,769)	(11,701,011)	(3,769,791)	(33,257,093)

	148,936	1,367,933	(1,376,373)	(12,348,393)

Service Shares
Shares sold	996	8,759	2,254	19,634
Reinvestment of distributions	309	2,727	478	4,164
Shares redeemed	(24)	(206)	(3,263)	(29,236)

	1,281	11,280	(531)	(5,438)

Investor Shares
Shares sold	619,160	5,492,022	1,358,037	11,756,067
Reinvestment of distributions	74,180	652,590	157,953	1,375,653
Shares redeemed	(545,392)	(4,766,629)	(3,522,114)	(30,405,855)

	147,948	1,377,983	(2,006,124)	(17,274,135)

Class R6 Shares
Shares sold	905,139	7,977,656	2,083,242	18,189,601
Reinvestment of distributions	181,362	1,600,494	312,923	2,726,844
Shares redeemed	(999,739)	(8,832,291)	(2,170,115)	(18,896,510)

	86,762	745,859	226,050	2,019,935

Class R Shares
Shares sold	20,255	179,173	69,968	614,501
Reinvestment of distributions	5,216	45,982	9,336	81,359
Shares redeemed	(59,530)	(516,699)	(70,980)	(618,099)

	(34,059)	(291,544)	8,324	77,761

Class P Shares
Shares sold	1,432,652	12,664,025	2,760,687	24,066,470
Reinvestment of distributions	267,021	2,357,057	420,559	3,665,495
Shares redeemed	(824,060)	(7,252,283)	(1,894,287)	(16,463,638)

	875,613	7,768,799	1,286,959	11,268,327

NET INCREASE (DECREASE)	1,166,452	$10,491,325	(2,258,606)	$(19,666,255)

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Core Fixed Income Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,187,391	$10,829,031	3,757,706	$33,965,864
Reinvestment of distributions	253,407	2,309,937	466,225	4,211,602
Shares redeemed	(1,227,981)	(11,204,620)	(3,981,012)	(35,455,075)

	212,817	1,934,348	242,919	2,722,391

Class C Shares
Shares sold	115,056	1,054,308	303,200	2,770,632
Reinvestment of distributions	12,782	117,136	22,603	205,284
Shares redeemed	(110,485)	(1,013,222)	(195,255)	(1,777,607)

	17,353	158,222	130,548	1,198,309

Institutional Shares
Shares sold	11,965,028	110,109,720	38,406,605	349,765,218
Reinvestment of distributions	1,233,861	11,299,648	2,024,306	18,363,147
Shares redeemed	(9,360,370)	(86,043,310)	(24,516,133)	(221,961,847)

	3,838,519	35,366,058	15,914,778	146,166,518

Service Shares
Shares sold	736	6,732	2,770	25,311
Reinvestment of distributions	337	3,089	661	6,000
Shares redeemed	(7,053)	(66,522)	(13,416)	(120,877)

	(5,980)	(56,701)	(9,985)	(89,566)

Investor Shares
Shares sold	8,255,494	75,327,313	32,345,451	293,218,104
Reinvestment of distributions	956,706	8,733,437	1,260,965	11,405,991
Shares redeemed	(4,698,178)	(42,858,046)	(11,147,102)	(100,454,946)

	4,514,022	41,202,704	22,459,314	204,169,149

Class R6 Shares
Shares sold	4,732,084	42,705,757	7,050,781	64,383,520
Reinvestment of distributions	428,392	3,929,274	959,508	8,733,956
Shares redeemed	(2,016,633)	(18,475,083)	(19,639,681)	(178,917,239)

	3,143,843	28,159,948	(11,629,392)	(105,799,763)

Class R Shares
Shares sold	26,510	241,414	57,149	519,111
Reinvestment of distributions	6,420	58,503	14,212	128,519
Shares redeemed	(107,672)	(969,378)	(65,314)	(589,263)

	(74,742)	(669,461)	6,047	58,367

Class P Shares
Shares sold	16,220,647	148,802,342	24,702,379	224,106,636
Reinvestment of distributions	1,968,092	18,058,837	3,056,004	27,782,319
Shares redeemed	(6,396,066)	(58,689,220)	(11,044,657)	(99,642,707)

	11,792,673	108,171,959	16,713,726	152,246,248

NET INCREASE	23,438,505	$214,267,077	43,827,955	$400,671,653

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Dynamic Bond Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	521,889	$4,913,824	779,867	$7,135,723
Reinvestment of distributions	359,173	3,352,616	427,341	3,894,586
Shares redeemed	(1,534,338)	(14,380,849)	(3,703,038)	(33,643,887)

	(653,276)	(6,114,409)	(2,495,830)	(22,613,578)

Class C Shares
Shares sold	186,458	1,749,871	272,782	2,496,257
Reinvestment of distributions	17,752	165,290	20,114	182,625
Shares redeemed	(94,049)	(884,601)	(497,926)	(4,533,673)

	110,161	1,030,560	(205,030)	(1,854,791)

Institutional Shares
Shares sold	8,902,704	83,837,838	12,443,378	114,056,711
Reinvestment of distributions	1,364,981	12,759,339	1,311,810	11,989,398
Shares redeemed	(5,596,402)	(52,592,132)	(11,566,788)	(105,436,841)

	4,671,283	44,005,045	2,188,400	20,609,268

Investor Shares
Shares sold	3,294,359	30,880,059	1,326,126	12,163,086
Reinvestment of distributions	180,883	1,690,888	85,603	783,945
Shares redeemed	(562,976)	(5,298,556)	(816,123)	(7,405,643)

	2,912,266	27,272,391	595,606	5,541,388

Class R6 Shares
Shares sold	624,559	5,867,016	4,183,634	38,180,617
Reinvestment of distributions	63,591	594,020	73,433	669,933
Shares redeemed	(930,268)	(8,732,144)	(841,165)	(7,697,583)

	(242,118)	(2,271,108)	3,415,902	31,152,967

Class R Shares
Shares sold	25,720	240,543	47,352	430,499
Reinvestment of distributions	11,715	109,069	11,995	109,255
Shares redeemed	(75,339)	(703,596)	(54,854)	(500,220)

	(37,904)	(353,984)	4,493	39,534

Class P Shares
Shares sold	187,369	1,761,147	628,421	5,735,286
Reinvestment of distributions	646,182	6,026,177	715,561	6,520,191
Shares redeemed	(697,770)	(6,526,742)	(2,867,545)	(25,993,169)

	135,781	1,260,582	(1,523,563)	(13,737,692)

NET INCREASE	6,896,193	$64,829,077	1,979,978	$19,137,096

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Global Core Fixed Income Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	188,657	$2,154,385	595,847	$6,644,012
Reinvestment of distributions	30,611	349,380	52,764	589,525
Shares redeemed	(342,226)	(3,933,385)	(1,397,427)	(15,631,660)

	(122,958)	(1,429,620)	(748,816)	(8,398,123)

Class C Shares
Shares sold	10,334	119,141	13,371	149,632
Reinvestment of distributions	816	9,195	2,129	23,532
Shares redeemed	(43,697)	(495,780)	(80,144)	(887,739)

	(32,547)	(367,444)	(64,644)	(714,575)

Institutional Shares
Shares sold	2,220,148	25,266,611	6,206,648	69,277,775
Reinvestment of distributions	331,587	3,779,092	508,245	5,669,545
Shares redeemed	(1,523,249)	(17,298,274)	(5,958,164)	(66,217,640)

	1,028,486	11,747,429	756,729	8,729,680

Service Shares
Shares sold	1,822	20,691	10,490	116,979
Reinvestment of distributions	540	6,112	911	10,106
Shares redeemed	(4,119)	(46,755)	(17,827)	(196,867)

	(1,757)	(19,952)	(6,426)	(69,782)

Investor Shares
Shares sold	232,446	2,640,346	810,402	8,971,383
Reinvestment of distributions	45,182	513,329	104,818	1,166,334
Shares redeemed	(891,902)	(10,086,141)	(2,266,095)	(25,255,802)

	(614,274)	(6,932,466)	(1,350,875)	(15,118,085)

Class R6 Shares

Shares sold	275,303	3,140,916	6,774,423	74,909,740
Reinvestment of distributions	531,004	6,051,528	793,086	8,859,024
Shares redeemed	(1,613,609)	(18,106,868)	(1,853,708)	(20,490,400)

	(807,302)	(8,914,424)	5,713,801	63,278,364

Class P Shares
Shares sold	132,316	1,510,479	122,028	1,325,830
Reinvestment of distributions	13,371	152,675	19,366	216,488
Shares redeemed	(62,039)	(698,780)	(47,913)	(540,388)

	83,648	964,374	93,481	1,001,930

NET INCREASE (DECREASE)	(466,704)	$(4,952,103)	4,393,250	$48,709,409

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Income Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	65,091	$585,257	86,999	$747,690
Reinvestment of distributions	4,292	38,431	5,807	50,414
Shares redeemed	(30,581)	(271,433)	(16,119)	(139,273)

	38,802	352,255	76,687	658,831

Class C Shares
Shares sold	77,153	690,513	46,951	411,487
Reinvestment of distributions	2,300	20,617	1,802	15,599
Shares redeemed	(12,874)	(113,736)	(20,112)	(171,226)

	66,579	597,394	28,641	255,860

Institutional Shares
Shares sold	1,723,885	15,368,629	93,861	818,525
Reinvestment of distributions	69,408	623,402	93,956	812,245
Shares redeemed	(57,486)	(513,627)	(106,568)	(918,979)

	1,735,807	15,478,404	81,249	711,791

Investor Shares
Shares sold	676,248	6,091,474	1,782,922	15,483,575
Reinvestment of distributions	29,289	262,630	19,897	172,742
Shares redeemed	(153,474)	(1,374,138)	(1,019,535)	(8,967,951)

	552,063	4,979,966	783,284	6,688,366

Class R6 Shares
Reinvestment of distributions	191	1,714	371	3,202

	191	1,714	371	3,202

Class R Shares
Reinvestment of distributions	—	—	81	693
Shares redeemed	—	—	(5,926)	(51,060)

	—	—	(5,845)	(50,367)

Class P Shares
Shares sold	641,108	5,713,345	7,702,409	65,137,403
Reinvestment of distributions	251,676	2,251,010	421,729	3,652,831
Shares redeemed	(739,448)	(6,636,276)	(5,797,240)	(49,722,448)

	153,336	1,328,079	2,326,898	19,067,786

NET INCREASE	2,546,778	$22,737,812	3,291,285	$27,335,469

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Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Bond Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Global Core Fixed Income Fund, Goldman Sachs Income Fund and Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) on behalf of the Bond Fund, Core Fixed Income Fund, Income Fund and Dynamic Bond Fund with Goldman Sachs Asset Management, L.P. (“GSAM”) and on behalf of the Global Core Fixed Income Fund with Goldman Sachs Asset Management International (“GSAMI”, together with GSAM, the “Investment Advisers”).

The Management Agreements were most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Bond Fund, Core Fixed Income Fund and Global Core Fixed Income Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreements and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreements and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreements; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Advisers and their affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Advisers and their affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Advisers addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Advisers and their affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Advisers or their affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Advisers and their affiliates. The Trustees noted the Investment Advisers’ commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Advisers and their affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Advisers’ portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Advisers. The Trustees also considered information regarding the Investment Advisers’ efforts relating to business continuity planning. The Trustees concluded that the Investment Advisers continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Advisers would continue to do so in the future. The Trustees also recognized that the Investment Advisers had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Advisers and their affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Advisers using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Bond Fund, Core Fixed Income Fund, Income Fund, and Global Core Fixed Income Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Advisers.

In addition, the Trustees considered materials prepared and presentations made by the Investment Advisers’ senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Advisers’ periodic reports with respect to the Funds’ risk profiles, and how the Investment Advisers’ approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Bond Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five- and ten-year periods and in the third quartile for the one- and three-year periods, and had outperformed the Fund’s benchmark index for the one-, five-, and ten-year periods and underperformed for the three-year period ended March 31, 2024. They observed that the Bond Fund had experienced certain portfolio management changes in 2021 and early 2024. The Trustees considered that the Core Fixed Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, five-, and ten-year periods and underperformed for the three-year period ended March 31, 2024. They also noted that the Core Fixed Income Fund had experienced certain portfolio management changes in 2021, 2022, and early 2024. The Trustees observed that the Global Core Fixed Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five-, and ten-year periods and in the third quartile for the one-year period, and had outperformed the Fund’s benchmark index for the one- and five-year periods and underperformed for the three- and ten-year periods ended March 31, 2024. They considered that in February 2020, the Global Core Fixed Income Fund had been repositioned from the Global Income Fund, which involved changes to the Fund’s investment objective and principal investment strategy. The Trustees also noted that the Global Core Fixed Income Fund had experienced certain portfolio management changes in 2022 and early 2024. They observed that the Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and outperformed the Fund’s benchmark index for the one- and three-year periods ended March 31, 2024. The Trustees observed that the Dynamic Bond Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five-year periods and in the third quartile for the ten-year period, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They also considered that the Dynamic Bond Fund had experienced certain portfolio management changes and a benchmark index change in 2021 and certain portfolio management changes in 2022 and early 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Advisers to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Advisers’ undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Global Core Fixed Income Fund that would have the effect of decreasing total Fund expenses, with such changes taking effect in connection with the Fund’s next annual registration statement. They also considered, to the extent that the Investment Advisers manage other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Advisers to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Advisers to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

202

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Advisers’ revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Advisers’ expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Advisers for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Advisers’ expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Advisers’ overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreements for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Bond Fund	Core Fixed Income Fund	Dynamic Bond Fund	Global Core Fixed Income Fund	Income Fund

First $1 billion	0.41%	0.40%	0.60%	0.65%	0.55%
Next $1 billion	0.37	0.36	0.54	0.59	0.50
Next $3 billion	0.35	0.34	0.51	0.56	0.47
Next $3 billion	0.34	0.33	0.50	0.55	0.46
Over $8 billion	0.34	0.32	0.49	0.54	0.45

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Advisers relating to the costs of the services provided by the Investment Advisers and their affiliates and their realized profits; information comparing fee rates charged by the Investment Advisers with fee rates charged to other funds in the peer groups; and GSAM and GSAMI’s undertakings to waive a portion of their management fee for the Core Fixed Income Fund and Global Core Fixed Income Fund, respectively, and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Global Core Fixed Income Fund’s Class A, Class C, and Investor Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that GSAM had passed along savings to shareholders of the Core Fixed Income Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Advisers and Their Affiliates

The Trustees also considered the other benefits derived by the Investment Advisers and their affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Advisers; (d) the Investment Advisers’ ability to leverage the infrastructure designed to service the Funds on behalf of their other clients; (e) the Investment Advisers’ ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Advisers’ ability to negotiate better pricing with custodians on behalf of their other clients, as a result of the relationship with the Funds; (h) the investment of cash and cash collateral in money market funds managed by the Investment Advisers that will result in increased assets under management for those money market funds; (i) the investment in exchange-traded funds (“ETFs”) managed by GSAM that will result in increased assets under management for those ETFs and may facilitate the development of GSAM’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Advisers and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

203

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Advisers, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Advisers; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Advisers and their affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Advisers and their affiliates; (d) the Investment Advisers’ ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Advisers’ knowledge and experience gained from managing other accounts and products; (f) the Investment Advisers’ ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Advisers, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Advisers and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by its respective Investment Adviser, the Investment Advisers’ costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Advisers’ continued management likely would benefit each applicable Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each applicable Fund until June 30, 2025.

204

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Goldman Sachs Funds Semi-Annual Financial Statements September 30, 2024 Short Duration and Government Fixed Income Funds Goldman Sachs Enhanced Income Fund Goldman Sachs Government Income Fund Goldman Sachs Inflation Protected Securities Fund Goldman Sachs Short Duration Bond Fund Goldman Sachs Short Duration Government Fund Goldman Sachs Short-Term Conservative Income Fund Goldman Sachs U.S. Mortgages Fund

Short Duration and Government Fixed Income Funds

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 58.4%

Aerospace & Defense(a) – 0.6%
RTX Corp.
$3,040,000	5.750%		11/08/26	$3,135,182

Automotive – 3.3%
Dana Financing Luxembourg SARL (a)(b)
703,000	5.750		04/15/25	702,100
General Motors Financial Co., Inc.
2,425,000	1.200		10/15/24	2,420,950
5,415,000	3.800		04/07/25	5,378,611
1,489,000	4.300	(a)	07/13/25	1,482,538
(Secured Overnight Financing Rate + 1.050%)
1,250,000	6.341	(c)	07/15/27	1,248,925
Goodyear Tire & Rubber Co. (a)
831,000	9.500		05/31/25	833,219
Hyundai Capital America (b)
980,000	5.800		06/26/25	987,076
Volkswagen Group of America Finance LLC (b)
2,775,000	3.950		06/06/25	2,754,437
1,500,000	5.800		09/12/25	1,515,990

				17,323,846

Banks – 17.5%
Banco Santander SA
3,400,000	5.147		08/18/25	3,409,316
Bank of America Corp.
2,500,000	4.000		01/22/25	2,490,225
(3 mo. USD Term SOFR + 1.352%)
1,938,000	3.093	(a)(c)	10/01/25	1,938,000
Bank of Montreal (a)
4,440,000	4.700		09/14/27	4,516,856
Bank of New York Mellon Corp. (a)(c) (Secured Overnight Financing Rate + 1.026%)
1,910,000	4.947		04/26/27	1,928,260
Bank of Nova Scotia
945,000	3.450		04/11/25	938,480
Banque Federative du Credit Mutuel SA (b)
4,045,000	4.935		01/26/26	4,075,176
BNP Paribas SA (a)(b)(c) (Secured Overnight Financing Rate + 1.228%)
4,345,000	2.591		01/20/28	4,168,810
Canadian Imperial Bank of Commerce
2,980,000	5.615		07/17/26	3,054,947
(Secured Overnight Financing Rate + 0.930%)
1,265,000	4.508	(a)(c)	09/11/27	1,271,527
800,000	5.854	(a)(c)	09/11/27	801,120
(Secured Overnight Financing Rate + 0.940%)
2,456,000	5.809	(c)	06/28/27	2,461,870
Citigroup, Inc. (a)(c)
(Secured Overnight Financing Rate + 0.694%)
3,925,000	5.880		01/25/26	3,925,824
(Secured Overnight Financing Rate + 1.546%)
4,460,000	5.610		09/29/26	4,498,980
Citizens Bank NA (a)
900,000	2.250		04/28/25	885,258

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Deutsche Bank AG
$2,105,000	4.162%		05/13/25	$2,097,191
HSBC Holdings PLC (a)(c)
(3 mo. USD Term SOFR + 1.402%)
1,162,000	2.633		11/07/25	1,158,351
(Secured Overnight Financing Rate + 1.430%)
1,320,000	2.999		03/10/26	1,307,645
JPMorgan Chase & Co. (a)(c) (Secured Overnight Financing Rate + 1.190%)
2,630,000	5.040		01/23/28	2,674,421
Macquarie Bank Ltd. (b)(c) (Secured Overnight Financing Rate + 0.920%)
985,000	6.234		07/02/27	990,486
Macquarie Group Ltd. (a)(b)(c) (Secured Overnight Financing Rate + 0.694%)
1,225,000	1.201		10/14/25	1,223,175
Manufacturers & Traders Trust Co. (a)
3,955,000	4.650		01/27/26	3,950,926
Morgan Stanley (a)(c)
(Secured Overnight Financing Rate + 0.745%)
725,000	0.864		10/21/25	723,122
(Secured Overnight Financing Rate + 1.295%)
952,000	5.050		01/28/27	961,101
(Secured Overnight Financing Rate + 1.669%)
1,590,000	4.679		07/17/26	1,588,108
PNC Financial Services Group, Inc. (a)(c) (Secured Overnight Financing Rate + 1.322%)
1,810,000	5.812		06/12/26	1,821,675
Royal Bank of Canada
3,111,000	4.950		04/25/25	3,115,542
Societe Generale SA (b)
4,885,000	4.351		06/13/25	4,873,471
(1 yr. CMT + 1.050%)
2,175,000	2.226	(a)(c)	01/21/26	2,153,946
Sumitomo Mitsui Financial Group, Inc.
725,000	0.948		01/12/26	694,347
Sumitomo Mitsui Trust Bank Ltd. (b)
2,680,000	5.200		03/07/27	2,737,325
(Secured Overnight Financing Rate + 0.980%)
2,594,000	5.913	(c)	09/10/27	2,608,941
Toronto-Dominion Bank
520,000	3.766		06/06/25	516,958
1,810,000	4.693		09/15/27	1,838,870
UBS AG
1,605,000	7.950		01/09/25	1,616,684
4,995,000	3.700		02/21/25	4,966,229
UBS Group AG (b)
1,036,000	4.125		09/24/25	1,033,172
Wells Fargo & Co. (a)(c)
(3 mo. USD Term SOFR + 1.012%)
719,000	2.164		02/11/26	711,220
(3 mo. USD Term SOFR + 1.087%)
2,349,000	2.406		10/30/25	2,342,799
(Secured Overnight Financing Rate + 1.560%)
2,390,000	4.540		08/15/26	2,386,272

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Westpac New Zealand Ltd. (b)
$1,175,000	4.902%		02/15/28	$1,194,940

				91,651,566

Biotechnology – 0.9%
Amgen, Inc.
4,900,000	5.250		03/02/25	4,906,566

Commercial Services(a) – 0.8%
Brink’s Co. (b)
385,000	6.500		06/15/29	398,825
Global Payments, Inc.
525,000	1.200		03/01/26	501,916
Quanta Services, Inc.
3,045,000	4.750		08/09/27	3,077,368

				3,978,109

Diversified Financial Services – 4.5%
Air Lease Corp. (a)
3,177,000	2.300		02/01/25	3,143,737
764,000	3.375		07/01/25	755,290
American Express Co. (a)(c)
(Secured Overnight Financing Rate + 0.999%)
2,965,000	4.990		05/01/26	2,967,520
(Secured Overnight Financing Rate + 1.350%)
2,282,000	6.514		10/30/26	2,297,906
Aviation Capital Group LLC (a)(b)
1,200,000	5.500		12/15/24	1,198,704
550,000	1.950		01/30/26	529,815
Avolon Holdings Funding Ltd. (a)(b)
675,000	2.875		02/15/25	668,344
Charles Schwab Corp. (a)
736,000	3.850		05/21/25	732,202
Macquarie Airfinance Holdings Ltd. (a)(b)
110,000	6.400		03/26/29	114,539
Nasdaq, Inc.
5,000,000	5.650		06/28/25	5,032,900
Nomura Holdings, Inc.
1,390,000	5.099		07/03/25	1,392,196
Synchrony Financial (a)
3,085,000	4.875		06/13/25	3,076,578
United Wholesale Mortgage LLC (a)(b)
1,460,000	5.500		11/15/25	1,461,066

				23,370,797

Electrical – 5.0%
Avangrid, Inc. (a)
650,000	3.200		04/15/25	643,409
Berkshire Hathaway Energy Co. (a)
650,000	4.050		04/15/25	648,245
CenterPoint Energy, Inc.
2,165,000	5.250		08/10/26	2,200,809
Dominion Energy, Inc. (a)
2,025,000	1.450		04/15/26	1,939,869
DTE Energy Co.
6,350,000	4.220	(d)	11/01/24	6,342,570

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
$575,000	1.050	%(a)	06/01/25	$560,987
Enel Finance International NV (a)(b)
2,575,000	1.625		07/12/26	2,450,885
FirstEnergy Corp. (a)
400,000	2.050		03/01/25	394,276
NextEra Energy Capital Holdings, Inc.
1,960,000	6.051		03/01/25	1,968,546
2,370,000	4.450		06/20/25	2,367,346
2,630,000	4.625	(a)	07/15/27	2,670,239
Public Service Enterprise Group, Inc. (a)
675,000	0.800		08/15/25	652,813
Southern Power Co. (a)
500,000	0.900		01/15/26	478,605
Xcel Energy, Inc. (a)
3,325,000	1.750		03/15/27	3,132,250

				26,450,849

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
620,000	6.375		03/15/29	640,745

Entertainment(a)(b) – 0.1%
Six Flags Theme Parks, Inc.
334,000	7.000		07/01/25	334,294

Environmental(a) – 0.4%
GFL Environmental, Inc. (b)
1,415,000	3.750		08/01/25	1,403,326
Waste Management, Inc.
625,000	0.750		11/15/25	601,438

				2,004,764

Food & Drug Retailing – 2.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (a)(b)
1,430,000	3.250		03/15/26	1,383,797
Campbell Soup Co.
1,580,000	5.200		03/19/27	1,621,380
General Mills, Inc. (a)
2,550,000	4.700		01/30/27	2,579,555
J.M. Smucker Co. (a)
813,000	5.900		11/15/28	865,430
Kroger Co. (a)
3,250,000	4.600		08/15/27	3,278,015
Mondelez International Holdings Netherlands BV (b)
3,250,000	4.250		09/15/25	3,239,925
Mondelez International, Inc. (a)
525,000	1.500		05/04/25	514,715

				13,482,817

Gas(a) – 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.
1,290,000	5.875		08/20/26	1,284,775
East Ohio Gas Co. (b)
250,000	1.300		06/15/25	243,485

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Gas(a) – (continued)
NiSource, Inc.
$1,025,000	0.950%	08/15/25	$992,713

			2,520,973

Healthcare Providers & Services – 2.6%
Aetna, Inc. (a)
1,250,000	3.500	11/15/24	1,246,788
HCA, Inc. (a)
1,500,000	5.625	09/01/28	1,557,510
Thermo Fisher Scientific, Inc. (a)
2,760,000	5.000	12/05/26	2,819,257
UPMC
4,985,000	3.600	04/03/25	4,952,629
Zimmer Biomet Holdings, Inc. (a)
3,000,000	1.450	11/22/24	2,983,500

			13,559,684

Insurance(b) – 0.3%
Athene Global Funding
375,000	2.500	01/14/25	371,925
106,000	1.450	01/08/26	101,865
Equitable Financial Life Global Funding
700,000	1.400	07/07/25	682,710
Great-West Lifeco U.S. Finance 2020 LP (a)
425,000	0.904	08/12/25	411,566

			1,568,066

Internet(a)(b) – 0.4%
Prosus NV
2,260,000	3.257	01/19/27	2,180,900

Iron/Steel – 0.4%
Nucor Corp.
730,000	3.950	05/23/25	725,700
Steel Dynamics, Inc. (a)
1,240,000	2.400	06/15/25	1,219,057

			1,944,757

Leisure Time(a)(b) – 0.2%
Carnival Corp.
905,000	5.750	03/01/27	916,810

Lodging(a) – 0.3%
Marriott International, Inc.
1,530,000	5.450	09/15/26	1,568,296

Machinery-Diversified(a) – 1.6%
Ingersoll Rand, Inc.
5,220,000	5.197	06/15/27	5,350,448
Otis Worldwide Corp.
3,255,000	2.056	04/05/25	3,209,853

			8,560,301

Mining(a)(b) – 0.1%
Glencore Funding LLC
675,000	1.625	09/01/25	657,308

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Miscellaneous Manufacturing(a) – 0.2%
Amsted Industries, Inc. (b)
$522,000	5.625%	07/01/27	$520,784
Hillenbrand, Inc.
484,000	6.250	02/15/29	493,152

			1,013,936

Office & Business Equipment(a)(b) – 0.1%
Xerox Holdings Corp.
463,000	5.000	08/15/25	459,139

Oil Field Services – 1.9%
Canadian Natural Resources Ltd. (a)
825,000	2.050	07/15/25	806,957
Pioneer Natural Resources Co.
2,825,000	5.100	03/29/26	2,864,719
QatarEnergy (a)(b)
2,520,000	1.375	09/12/26	2,387,700
SA Global Sukuk Ltd. (a)
2,520,000	1.602	06/17/26	2,404,238
Sunoco LP (a)(b)
750,000	7.000	05/01/29	784,050
Sunoco LP/Sunoco Finance Corp. (a)(b)
760,000	7.000	09/15/28	788,941

			10,036,605

Packaging(a) – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b)
557,000	6.000	06/15/27	560,849
Berry Global, Inc.
550,000	1.570	01/15/26	529,375

			1,090,224

Pharmaceuticals(a) – 2.5%
AbbVie, Inc.
7,400,000	4.800	03/15/27	7,542,820
CVS Health Corp.
4,015,000	5.000	02/20/26	4,042,302
PRA Health Sciences, Inc. (b)
1,435,000	2.875	07/15/26	1,390,716

			12,975,838

Pipelines(a) – 2.1%
Hess Midstream Operations LP (b)
300,000	6.500	06/01/29	310,053
Kinetik Holdings LP (b)
705,000	6.625	12/15/28	732,262
NuStar Logistics LP
285,000	5.750	10/01/25	285,185
1,360,000	6.000	06/01/26	1,369,085
ONEOK, Inc.
2,645,000	4.250	09/24/27	2,647,539
TransCanada PipeLines Ltd.
2,275,000	1.000	10/12/24	2,271,770

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines(a) – (continued)
Williams Cos., Inc.
$3,090,000	5.300%		08/15/28	$3,191,846

				10,807,740

Real Estate Investment Trust – 0.8%
Crown Castle, Inc. (a)
700,000	1.350		07/15/25	681,912
VICI Properties LP
3,715,000	4.375		05/15/25	3,694,790

				4,376,702

Retailing(a) – 1.5%
1011778 BC ULC/New Red Finance, Inc. (b)
1,130,000	6.125		06/15/29	1,161,629
7-Eleven, Inc. (b)
400,000	0.950		02/10/26	381,928
Genuine Parts Co.
1,375,000	1.750		02/01/25	1,360,095
Murphy Oil USA, Inc.
1,535,000	5.625		05/01/27	1,531,684
O’Reilly Automotive, Inc.
1,965,000	5.750		11/20/26	2,026,504
Penske Automotive Group, Inc.
1,515,000	3.500		09/01/25	1,489,503

				7,951,343

Semiconductors(a) – 2.5%
Broadcom, Inc.
5,225,000	3.625		10/15/24	5,221,499
5,210,000	5.050		07/12/27	5,323,266
Intel Corp.
2,300,000	4.875		02/10/28	2,322,931
NXP BV/NXP Funding LLC/NXP USA, Inc.
275,000	2.700		05/01/25	271,268

				13,138,964

Software – 0.9%
Cadence Design Systems, Inc.
520,000	4.200		09/10/27	522,626
Fidelity National Information Services, Inc. (a)
1,050,000	1.150		03/01/26	1,004,021
Oracle Corp.
1,400,000	2.500	(a)	04/01/25	1,383,368
1,900,000	5.800		11/10/25	1,929,716

				4,839,731

Telecommunication Services(a) – 2.2%
T-Mobile USA, Inc.
8,800,000	3.500		04/15/25	8,732,680
1,550,000	3.750		04/15/27	1,531,183
Verizon Communications, Inc.
1,450,000	0.850		11/20/25	1,393,769

				11,657,632

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Transportation(a) – 1.0%
Canadian Pacific Railway Co.
$5,375,000	1.350%	12/02/24	$5,339,794

Trucking & Leasing(a)(b) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,025,000	1.200	11/15/25	987,372
705,000	5.350	01/12/27	718,395

			1,705,767

TOTAL CORPORATE OBLIGATIONS (Cost $305,472,411)			$306,150,045

Asset-Backed Securities(a) – 21.7%

Automotive – 3.9%
Exeter Automobile Receivables Trust Series 2024-2A, Class A3
$800,000	5.630%	10/15/26	$802,997
Ford Credit Auto Owner Trust Series 2020-1, Class A(b)
6,835,000	2.040	08/15/31	6,763,639
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class A
3,200,000	1.060	09/15/27	3,099,029
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3(b)
2,100,000	5.410	05/17/27	2,135,279
Hyundai Auto Receivables Trust Series 2022-C, Class A3
2,870,369	5.390	06/15/27	2,887,250
Hyundai Auto Receivables Trust Series 2024-B, Class A3
325,000	4.840	03/15/29	330,418
Tesla Auto Lease Trust Series 2023-B, Class A3(b)
1,550,000	6.130	09/21/26	1,565,285
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
1,093,579	0.710	04/15/26	1,079,873
Toyota Auto Receivables Owner Trust Series 2022-D, Class A3
2,000,000	5.300	09/15/27	2,016,935

			20,680,705

Collateralized Loan Obligations(c) – 10.4%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR(b) (3 mo. USD Term SOFR + 1.462%)
1,300,000	6.744	07/20/34	1,302,018
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1(b) (3 mo. USD Term SOFR + 1.412%)
4,000,000	6.713	04/15/34	4,000,680
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1(b) (3 mo. USD Term SOFR + 1.402%)
5,000,000	6.684	01/22/35	5,010,400
BSPDF Issuer Ltd. Series 2021-FL1, Class A(b) (1 mo. USD Term SOFR + 1.314%)
505,909	6.411	10/15/36	498,983
CarVal CLO XI C Ltd. Series 2024-3A, Class A1(b) (3 mo. USD Term SOFR + 1.390%)
1,500,000	5.961	10/20/37	1,502,250

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Collateralized Loan Obligations(c) – (continued)
CBAM Ltd. Series 2017-2A, Class AR(b) (3 mo. USD Term SOFR + 1.452%)
	$5,000,000	6.737%	07/17/34	$5,002,150
Cedar Funding VII CLO Ltd. Series 2018-7A, Class AR(b) (3 mo. USD Term SOFR + 1.080%)
	3,000,000	6.176	01/20/31	3,002,442
Clover CLO LLC Series 2021-1A, Class A(b) (3 mo. USD Term SOFR + 1.362%)
	2,100,000	6.644	04/22/34	2,101,279
Dunedin Park CLO DAC Series 1X, Class AR (3 mo. EUR EURIBOR + 0.980%)
EUR	1,900,000	4.540	11/20/34	2,109,318
Madison Park Funding XXX Ltd. Series 2018-30A, Class A1R(b) (3 mo. USD Term SOFR + 1.360%)
	$2,750,000	6.561	07/16/37	2,758,726
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(b) (3 mo. USD Term SOFR + 1.530%)
	1,000,000	6.831	04/15/37	1,006,523
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.460%)
	1,575,000	6.761	04/15/34	1,584,336
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR(b) (3 mo. USD Term SOFR + 1.362%)
	5,000,000	6.490	05/20/32	4,999,695
OCP CLO Ltd. Series 2014-5A, Class A1R(b) (3 mo. USD Term SOFR + 1.342%)
	1,546,652	6.621	04/26/31	1,548,844
Octagon 54 Ltd. Series 2021-1A, Class A1(b) (3 mo. USD Term SOFR + 1.382%)
	1,000,000	6.683	07/15/34	1,000,552
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR(b) (3 mo. USD Term SOFR + 1.402%)
	2,500,000	6.684	07/02/35	2,502,652
Pikes Peak CLO 2 Series 2018-2A, Class AR(b) (3 mo. USD Term SOFR + 1.452%)
	6,700,000	6.731	10/18/34	6,700,750
Trinitas CLO VI Ltd. Series 2017-6A, Class ARRR(b) (3 mo. USD Term SOFR + 1.330%)
	900,000	6.615	01/25/34	898,733
Trysail CLO Ltd. Series 2021-1A, Class A1(b) (3 mo. USD Term SOFR + 1.300%)
	1,300,000	6.582	07/20/32	1,300,581
Wellfleet CLO Ltd. Series 2021-3A, Class A(b) (3 mo. USD Term SOFR + 1.452%)
	5,000,000	6.753	01/15/35	5,002,165
Zais CLO 15 Ltd. Series 2020-15A, Class A1RR(b) (3 mo. USD Term SOFR + 1.490%)
	475,000	6.754	07/28/37	475,474

				54,308,551

Credit Card – 3.2%
Barclays Dryrock Issuance Trust Series 2022-1, Class A
	2,350,000	3.070	02/15/28	2,328,948
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
	5,990,000	5.230	12/08/27	6,053,457

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Credit Card – (continued)
Evergreen Credit Card Trust Series 2021-1, Class A(b)
	$8,275,000	0.900%	10/15/26	$8,262,575

				16,644,980

Student Loan(c) – 4.2%
Access Group, Inc. Series 2013-1, Class A(b) (1 mo. USD Term SOFR + 0.614%)
	230,470	5.895	02/25/36	228,762
Balboa Bay Loan Funding Ltd. Series 2023-1A, Class AR(b) (3 mo. USD Term SOFR + 1.420%)
	2,350,000	6.702	04/20/36	2,354,721
Contego CLO VII DAC Series 7X, Class A (3 mo. EUR EURIBOR + 0.930%)
EUR	2,149,198	4.628	05/14/32	2,388,931
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R(b) (3 mo. USD Term SOFR + 1.830%)
	$2,100,000	7.131	01/15/37	2,115,889
ECMC Group Student Loan Trust Series 2017-1A, Class A(b) (1 mo. USD Term SOFR + 1.314%)
	1,035,690	6.595	12/27/66	1,038,327
Edsouth Indenture No. 5 LLC Series 2014-1, Class A(b) (1 mo. USD Term SOFR + 0.814%)
	599,442	6.095	02/25/39	593,044
Elmwood CLO 27 Ltd. Series 2024-3A, Class A(b) (3 mo. USD Term SOFR + 1.520%)
	1,875,000	6.799	04/18/37	1,886,205
Illinois Student Assistance Commission Series 2010-1, Class A3 (3 mo. USD Term SOFR + 1.162%)
	449,462	6.521	07/25/45	449,557
Kentucky Higher Education Student Loan Corp. Series 2021-1, Class A1B (1 mo. USD Term SOFR + 0.894%)
	520,562	6.172	03/25/51	520,008
Marathon Static CLO Ltd. Series 2022-18A, Class A1R2(b) (3 mo. USD Term SOFR + 1.150%)
	1,572,509	6.432	07/20/30	1,572,513
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(b) (3 mo. USD Term SOFR + 1.200%)
	2,373,205	6.482	01/20/32	2,374,553
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3 mo. USD Term SOFR + 1.212%)
	89,899	6.571	04/25/38	87,945
Navient Student Loan Trust Series 2017-2A, Class A(b) (1 mo. USD Term SOFR + 1.164%)
	1,556,863	6.445	12/27/66	1,559,788
Nelnet Student Loan Trust Series 2012-3A, Class A(b) (1 mo. USD Term SOFR + 0.814%)
	1,204,359	6.095	03/26/40	1,198,598
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R(b) (3 mo. USD Term SOFR + 1.530%)
	1,500,000	6.812	04/20/38	1,507,475
PHEAA Student Loan Trust Series 2014-3A, Class A(b) (1 mo. USD Term SOFR + 0.704%)
	1,588,676	5.985	08/25/40	1,578,540

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Student Loan(c) – (continued)
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1 mo. USD Term SOFR + 1.014%)
$283,473	6.227%		07/01/31	$283,459

				21,738,315

TOTAL ASSET-BACKED SECURITIES (Cost $113,531,561)				$113,372,551

Mortgage-Backed Obligations – 6.3%

Collateralized Mortgage Obligations – 0.4%
Regular Floater(c) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
$245,600	6.057	%(a)	09/15/37	$244,414
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
28,657	6.307		06/15/39	28,880
Federal Home Loan Mortgage Corp. REMICS Series 3374, Class FT (1 mo. USD Term SOFR + 0.414%)
31,230	5.757		04/15/37	30,388
Federal Home Loan Mortgage Corp. STRIPS Series 237, Class F23 (1 mo. USD Term SOFR + 0.514%)
78,278	5.857		05/15/36	77,530
Federal National Mortgage Association REMICS Series 2013-96, Class FW (1 mo. USD Term SOFR + 0.514%)
38,431	5.795		09/25/43	37,970
Federal National Mortgage Association REMICS Series 2006-72, Class XF (1 mo. USD Term SOFR + 0.614%)
116,878	5.895		08/25/36	115,901
Federal National Mortgage Association REMICS Series 2009-75, Class MF (1 mo. USD Term SOFR + 1.264%)
212,426	6.545		09/25/39	215,829
Federal National Mortgage Association REMICS Series 2008-22, Class FD (1 mo. USD Term SOFR + 0.954%)
140,966	6.235		04/25/48	141,506

				892,418

Sequential Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4248, Class LM
168,800	6.500		05/15/41	179,375

Sequential Floating Rate(a)(b)(c) – 0.2%
CSMC Trust Series 2021-NQM8, Class A1
260,111	1.841		10/25/66	236,134
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
442,000	6.930		12/25/41	445,289
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
234,234	7.180		04/25/42	235,958

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a)(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
$122,772	9.180%		04/25/43	$131,670
Verus Securitization Trust Series 2021-8, Class A1
174,102	1.824		11/25/66	158,667

				1,207,718

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				2,279,511

Commercial Mortgage-Backed Securities – 4.9%
Sequential Fixed Rate(a) – 1.6%
Bank Series 2019-BN17, Class A4
$1,450,000	3.714%		04/15/52	$1,406,450
Benchmark Mortgage Trust Series 2024-V5, Class A3
2,050,000	5.805		01/10/57	2,149,759
BMO Mortgage Trust Series 2024-5C3, Class A3
950,000	5.739		02/15/57	991,440
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4
514,000	3.504		06/15/57	509,148
CSAIL Commercial Mortgage Trust Series 2015-C1, Class A4
250,000	3.505		04/15/50	248,476
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4
3,000,000	3.249		02/15/48	2,988,534

				8,293,807

Sequential Floating Rate(c) – 3.3%
BBCMS Mortgage Trust Series 2023-5C23, Class A3
1,350,000	6.675	(a)	12/15/56	1,455,034
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
1,798,217	6.539	(b)	02/15/39	1,799,929
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
2,195,848	6.488	(b)	03/15/41	2,194,827
BX Trust Series 2021-ARIA, Class A (1 mo. USD Term SOFR + 1.014%)
1,100,000	6.111	(b)	10/15/36	1,093,860
BX Trust Series 2021-MFM1, Class A (1 mo. USD Term SOFR + 0.814%)
38,100	5.912	(b)	01/15/34	37,926
BX Trust Series 2021-BXMF, Class A (1 mo. USD Term SOFR + 0.750%)
565,618	5.847	(b)	10/15/26	560,454
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,200,000	6.739	(b)	02/15/41	1,194,839
ELP Commercial Mortgage Trust Series 2021-ELP, Class A (1 mo. USD Term SOFR + 0.815%)
3,695,698	5.913	(b)	11/15/38	3,662,898
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 mo. USD Term SOFR + 0.869%)
549,989	5.966	(a)(b)	10/15/38	544,727

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(c) – (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF58, Class A (1 mo. USD Term SOFR + 0.614%)
$580,334	5.961	%(a)	01/25/26	$580,079
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF60, Class A (1 mo. USD Term SOFR + 0.604%)
339,025	5.951	(a)	02/25/26	338,373
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A
1,575,000	2.949	(b)	09/06/38	1,518,906
ONE Mortgage Trust Series 2021-PARK, Class A (1 mo. USD Term SOFR + 0.814%)
919,000	5.912	(b)	03/15/36	895,550
STWD Trust Series 2021-FLWR, Class A (1 mo. USD Term SOFR + 0.691%)
1,300,000	5.788	(b)	07/15/36	1,292,230

				17,169,632

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$25,463,439

Federal Agencies – 1.0%
Government National Mortgage Association – 0.0%
$946	7.000%		04/15/26	$948

Uniform Mortgage-Backed Security – 1.0%
5,048,046	6.500		06/01/54	5,226,512

TOTAL FEDERAL AGENCIES				$5,227,460

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $33,006,513)				$32,970,410

Sovereign Debt Obligations – 0.4%

United States Dollar – 0.4%
Saudi Government International Bonds
$2,320,000	3.250%		10/26/26	$2,279,400

(Cost $2,391,214)

Municipal Debt Obligations – 0.3%

California – 0.2%
Los Angeles Unified School District CA GO Bonds Taxable Series QRR
$685,000	4.850%		01/01/25	$684,920

Florida – 0.1%
County of Palm Beach FL Revenue Bonds Taxable (Refunding) Series B
635,000	0.500		12/01/24	631,125

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)

Rhode Island(a)(c) – 0.0%
Rhode Island Student Loan Authority RB Taxable Series 2014-1 (1 mo. USD Term SOFR + 0.700%)
$11,760	6.161%	10/02/28	$11,713

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $1,331,720)			$1,327,758

U.S. Treasury Obligations(e)(f) – 5.0%

U.S. Treasury Bills
$7,869,000	0.000%	11/07/24	$7,831,145
18,600,000	0.000	02/06/25	18,310,032

TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,112,523)			$26,141,177

Shares	Dividend Rate		Value

Investment Company(g) – 2.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
13,126,797	4.854%		$13,126,797
(Cost $13,126,797)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 94.6% (Cost $494,972,739)			$495,368,138

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 3.4%

Certificates of Deposit(c) – 1.4%
Kookmin Bank (Secured Overnight Financing Rate + 0.600%)
$4,208,000	5.430%	03/20/25	$4,213,145
Macquarie Bank Ltd.(b)
(Secured Overnight Financing Rate + 0.260%)
966,000	5.600	12/02/24	966,245
(Secured Overnight Financing Rate + 0.400%)
2,151,000	5.740	06/24/25	2,152,103

			7,331,493

Commercial Paper(f) – 2.0%
eBay, Inc.(b)
1,358,000	0.000	01/30/25	1,336,502
General Motors Financial Co., Inc.(b)
809,000	0.000	02/03/25	795,143
Glencore Funding LLC(b)
1,437,000	0.000	12/20/24	1,421,238
Intesa Sanpaolo Funding LLC
2,489,000	0.000	01/09/25	2,454,061
2,690,000	0.000	04/04/25	2,623,780

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(f) – (continued)
TELUS Corp.(b)
$2,000,000	0.000%	12/11/24	$1,980,512

			10,611,236

TOTAL SHORT-TERM INVESTMENTS (Cost $17,918,497)			$17,942,729

TOTAL INVESTMENTS – 98.0% (Cost $512,891,236)			$513,310,867

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%			10,642,935

NET ASSETS – 100.0%			$523,953,802

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2024.

(e)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Loss

BNP Paribas SA	USD 4,425,506	EUR 4,058,657	10/24/24	$(97,297)

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

2 Year U.S. Treasury Notes	466	12/31/24	$ 97,040,860	$179,786

Short position contracts:

5 Year U.S. Treasury Notes	(235)	12/31/24	(25,822,461)	(3,064)

TOTAL FUTURES CONTRACTS				$176,722

SWAP CONTRACTS — At September 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	4.000%(b)	12/18/25	$114,090	$555,447	$490,722	$64,725

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.750%(c)	12M SOFR(c)	12/18/27	$ 48,920	$(766,777)	$(1,005,259)	$238,482

TOTAL				$(211,330)	$(514,537)	$303,207

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2024.
(b)	Payments made at maturity.
(c)	Payments made annually.

WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Fund had the following written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
3Y IRS	JPMorgan Securities, Inc.	1.812%	09/20/2027	(9,200,000)	$(9,200,000)	$(18,486)	$(23,920)	$ 5,434
3Y IRS	JPMorgan Securities, Inc.	1.820	09/20/2027	(9,200,000)	(9,200,000)	(18,633)	(18,860)	227

				(18,400,000)	$(18,400,000)	$(37,119)	$(42,780)	$ 5,661

Puts
3Y IRS	JPMorgan Securities, Inc.	4.312	09/20/2027	(9,200,000)	(9,200,000)	(26,732)	(18,170)	(8,562)
3Y IRS	JPMorgan Securities, Inc.	4.320	09/20/2027	(9,200,000)	(9,200,000)	(26,596)	(24,840)	(1,756)

				(18,400,000)	$(18,400,000)	$(53,328)	$(43,010)	$(10,318)

Total written option contracts				(36,800,000)	$(36,800,000)	$(90,447)	$(85,790)	$ (4,657)

Currency Abbreviations:

EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:

CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
GO	—General Obligation
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
RB	—Revenue Bond
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:

3Y IRS	—3 Year Interest Rate Swaptions
SOFR	—Secured Overnight Financing Rate

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 62.5%

Collateralized Mortgage Obligations – 3.1%
Sequential Fixed Rate – 1.4%
Arroyo Mortgage Trust Series 2022-1, Class A1A
$168,290	2.495	%(a)(b)(c)	12/25/56	$160,396
Federal Home Loan Mortgage Corp. REMICS Series 2329, Class ZA
81,040	6.500		06/15/31	83,684
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
35,067	6.500		02/15/36	37,126
Federal National Mortgage Association REMICS Series 2011-99, Class DB
176,293	5.000		10/25/41	179,828
Federal National Mortgage Association REMICS Series 2012- 111, Class B
25,823	7.000		10/25/42	28,079
Federal National Mortgage Association REMICS Series 2012- 153, Class B
111,024	7.000		07/25/42	121,990
Federal National Mortgage Association REMICS Series 2011-52, Class GB
188,374	5.000		06/25/41	191,723
Government National Mortgage Association REMICS Series 2021-135, Class A
1,188,092	2.000	(a)	08/20/51	1,009,096

				1,811,922

Sequential Floating Rate(a)(d) – 1.7%
Angel Oak Mortgage Trust Series 2021-6, Class A1
62,911	1.458	(b)	09/25/66	53,072
Angel Oak Mortgage Trust Series 2020-3, Class M1
150,000	3.809	(b)	04/25/65	141,302
Chase Home Lending Mortgage Trust Series 2024-3, Class A5A
100,000	5.500	(b)	02/25/55	100,167
CSMC Trust Series 2021-NQM8, Class A1
86,704	1.841	(b)	10/25/66	78,711
CSMC Trust Series 2022-NQM1, Class A1
242,981	2.265	(b)	11/25/66	218,890
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
482,204	2.520	(b)	05/25/52	405,948
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
236,623	5.990	(b)	07/25/64	239,793
JP Morgan Mortgage Trust Series 2024-3, Class A4
375,389	3.000	(b)	05/25/54	342,522
JP Morgan Mortgage Trust Series 2024-4, Class A5A
125,000	6.000	(b)	10/25/54	127,335
JP Morgan Mortgage Trust Series 2024-5, Class A6
163,156	6.000	(b)	11/25/54	163,975
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6 mo. USD Term SOFR + 1.148%)
25,660	5.482		11/25/29	24,770
OBX Trust Series 2022-J2, Class A1
218,860	3.500	(b)	08/25/52	198,581

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a)(d) – (continued)
Verus Securitization Trust Series 2021-8, Class A1
$66,607	1.824	%(b)	11/25/66	$60,702

				2,155,768

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				3,967,690

Commercial Mortgage-Backed Securities – 5.9%
Sequential Fixed Rate – 2.7%
Bank Series 2019-BN24, Class A3
$600,000	2.960	%(a)	11/15/62	$557,339
Bank Series 2020-BN29, Class A4
600,000	1.997	(a)	11/15/53	508,301
Bank Series 2024-BNK47, Class A5
200,000	5.716	(a)	06/15/57	216,141
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4
150,000	3.574	(a)	02/15/50	146,787
BBCMS Mortgage Trust Series 2024-C24, Class A5
175,000	5.419	(a)	02/15/57	185,183
BBCMS Mortgage Trust Series 2024-C24, Class AS
125,000	5.867	(a)	02/15/57	132,260
BMO Mortgage Trust Series 2023-C7, Class A5
300,000	6.160	(a)	12/15/56	332,023
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
125,000	3.024	(b)	01/05/39	115,046
Morgan Stanley Capital I Trust Series 2021-L7, Class A5
250,000	2.574	(a)	10/15/54	218,996
One Bryant Park Trust Series 2019-OBP, Class A
230,000	2.516	(b)	09/15/54	204,739
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
500,000	2.626	(a)	04/15/54	441,314
Wells Fargo Commercial Mortgage Trust Series 2024-C63, Class A5
300,000	5.309	(a)	08/15/57	314,934

				3,373,063

Sequential Floating Rate(d) – 3.2%
Bank Series 2021-BN37, Class A5
600,000	2.618	(a)	11/15/64	525,886
Bank Series 2021-BN31, Class AS
250,000	2.211	(a)	02/15/54	210,490
Bank5 Series 2023-5YR4, Class AS
100,000	7.274	(a)	12/15/56	107,865
BBCMS Mortgage Trust Series 2024-5C29, Class AS
150,000	5.627	(a)	09/15/57	153,793
Benchmark Mortgage Trust Series 2022-B37, Class A5
100,000	5.942	(a)	11/15/55	108,355
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
225,000	6.439	(b)	03/15/41	224,388
BMO Mortgage Trust Series 2023-C4, Class A5
225,000	5.117	(a)	02/15/56	231,882
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
208,028	6.488	(b)	03/15/41	207,931

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(d) – (continued)
BX Commercial Mortgage Trust Series 2024-WPT, Class A (1 mo. USD Term SOFR + 1.541%)
$225,000	6.638	%(b)	03/15/34	$224,068
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
425,000	6.739	(b)	02/15/41	423,172
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
150,000	7.187	(b)	03/15/41	150,697
DC Trust Series 2024-HLTN, Class A
150,000	5.934	(b)	04/13/40	152,613
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
250,000	5.797	(b)	10/05/39	256,267
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
200,000	6.014	(a)	12/15/56	219,987
SCG Mortgage Trust Series 2024-MSP, Class A (1 mo. USD Term SOFR + 1.741%)
200,000	6.838	(b)	04/15/41	198,579
TYSN Mortgage Trust Series 2023-CRNR, Class A
280,000	6.799	(b)	12/10/33	296,118
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 (1 mo. USD Term SOFR + 1.691%)
300,000	6.788	(b)	08/15/41	299,699

				3,991,790

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$7,364,853

Federal Agencies – 53.5%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.1% (1 yr. CMT + 2.250%)
$88,197	6.897%		09/01/33	$89,671

Adjustable Rate Federal National Mortgage Association – 0.4%
(RFUCC 1 yr. Treasury + 1.670%)(d)
12,167	5.920		11/01/32	12,464
105,229	6.356		10/01/33	108,254
(RFUCC 6 mo. Treasury + 1.413%)(d)
175,071	6.538%		05/01/33	177,204
(1 yr. CMT + 2.164%)(d)
2,490	6.987%		06/01/33	2,529
(1 yr. CMT + 2.192%)(d)
73,960	6.318%		02/01/35	75,135
(RFUCC 1 yr. Treasury + 1.389%)(d)
67,711	5.639%		09/01/35	69,502

				445,088

Adjustable Rate Government National Mortgage Association – 0.2%
(1 yr. CMT + 1.500%)(d)
102	4.000		11/20/24	101
84	4.000		12/20/24	84
332	4.500		12/20/24	332
281	4.625		01/20/25	280
327	4.625		02/20/25	326
1,855	5.000		05/20/25	1,851
2,432	4.000		07/20/25	2,427
2,203	4.625		02/20/26	2,197
92	3.625		07/20/26	92

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Adjustable Rate Government National Mortgage Association – (continued)
$7,535	4.625%	01/20/27	$7,526
1,856	4.625	02/20/27	1,854
22,590	4.875	04/20/27	22,580
1,834	4.875	05/20/27	1,832
4,520	4.875	06/20/27	4,517
1,495	3.750	11/20/27	1,487
16	4.000	11/20/27	16
4,437	3.750	12/20/27	4,396
10,597	4.625	01/20/28	10,603
3,715	4.625	02/20/28	3,718
3,339	4.625	03/20/28	3,341
22,218	3.625	07/20/29	22,262
8,659	3.625	08/20/29	8,674
2,244	3.625	09/20/29	2,243
10,708	3.750	10/20/29	10,611
14,391	3.750	11/20/29	14,273
2,447	3.750	12/20/29	2,438
4,681	4.625	01/20/30	4,698
1,223	4.625	02/20/30	1,228
8,752	4.625	03/20/30	8,784
12,096	4.875	04/20/30	12,078
20,410	4.875	05/20/30	20,526
15,226	5.000	05/20/30	15,336
3,795	4.875	06/20/30	3,784
30,542	4.000	07/20/30	30,741
5,881	4.000	09/20/30	5,851
9,226	3.750	10/20/30	9,240
20,693	4.625	03/20/32	20,818

			263,145

Federal Home Loan Mortgage Corp. – 0.3%
8,981	6.500	07/01/28	9,062
60,234	4.500	03/01/29	60,473
5,286	5.000	08/01/33	5,411
807	5.000	09/01/33	826
1,962	5.000	10/01/33	2,008
1,223	5.000	11/01/34	1,253
47,866	5.000	12/01/34	49,027
3,159	5.000	07/01/35	3,235
2	5.000	11/01/35	2
6,679	5.000	12/01/35	6,842
12,399	5.000	02/01/37	12,753
841	5.000	03/01/38	865
30,367	5.000	07/01/39	31,218
5,277	4.000	06/01/40	5,195
2,025	5.000	08/01/40	2,084
573	4.500	11/01/40	577
32,863	4.000	02/01/41	32,386
2,039	5.000	06/01/41	2,097
64,421	5.000	07/01/41	66,264
2,961	4.000	11/01/41	2,915
3,585	3.000	05/01/42	3,313
5,034	3.000	08/01/42	4,651
6,678	3.000	01/01/43	6,205
29,380	3.000	02/01/43	27,286

			335,948

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal National Mortgage Association – 0.1%
$1,227	6.500%	11/01/28	$1,250
18,384	7.000	07/01/31	19,460
164,785	5.500	07/01/33	171,165

			191,875

Government National Mortgage Association – 18.2%
5,364	7.000	12/15/27	5,412
3,035	6.500	08/15/28	3,084
16,238	6.000	01/15/29	16,607
36,807	7.000	10/15/29	37,965
10,171	5.500	11/15/32	10,505
275,643	5.500	12/15/32	287,081
3,426	5.500	01/15/33	3,506
16,227	5.500	02/15/33	16,886
16,288	5.500	03/15/33	16,917
18,134	5.500	07/15/33	18,696
7,935	5.500	08/15/33	8,206
3,270	5.500	09/15/33	3,361
8,206	5.500	04/15/34	8,473
6,914	5.500	05/15/34	7,133
106,575	5.500	06/15/34	111,648
76,753	5.500	09/15/34	80,535
73,047	5.500	12/15/34	76,774
63,116	5.500	01/15/35	66,355
24,701	5.000	03/15/38	25,703
2,362	4.000	02/20/41	2,322
3,768	4.000	11/20/41	3,702
629	4.000	01/20/42	618
2,015	4.000	04/20/42	1,979
1,258	4.000	10/20/42	1,235
137,383	4.000	08/20/43	134,799
1,788	4.000	03/20/44	1,754
2,209	4.000	05/20/44	2,166
153,433	4.000	11/20/44	150,569
686,478	4.000	06/20/45	673,665
152,824	4.000	01/20/46	149,780
103,124	4.500	02/20/48	103,441
54,511	5.000	08/20/48	55,446
458,705	5.000	10/20/48	466,574
255,553	5.000	11/20/48	259,936
395,338	5.000	12/20/48	401,749
547,736	5.000	01/20/49	556,618
681,251	4.000	02/20/49	663,426
351,670	5.000	03/20/49	357,372
1,802,520	3.000	11/20/49	1,649,354
1,158,326	3.000	02/20/50	1,059,255
381,689	3.000	03/20/50	348,967
121,693	3.500	01/20/51	114,793
523,127	2.500	11/20/51	456,582
779,097	3.000	12/20/51	710,369
300,517	2.500	12/20/51	262,290
879,174	3.500	02/20/53	828,563
4,000,000	2.500	TBA-30yr(e)	3,523,343
6,000,000	2.000	TBA-30yr(e)	5,085,791
2,000,000	4.500	TBA-30yr(e)	1,974,528
1,000,000	6.000	TBA-30yr(e)	1,016,787

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$1,000,000	6.500%	TBA-30yr(e)	$1,023,032

			22,845,652

Uniform Mortgage-Backed Security – 34.2%
620	4.500	07/01/36	625
682	4.500	04/01/39	687
3,320	4.500	05/01/39	3,348
1,354	4.000	08/01/39	1,332
6,729	4.500	08/01/39	6,785
113,600	4.500	12/01/39	114,541
6,652	4.500	01/01/41	6,700
6,681	4.500	05/01/41	6,723
32,414	4.500	08/01/41	32,695
62,705	4.500	08/01/42	63,245
5,939	3.000	11/01/42	5,512
76,827	3.000	12/01/42	71,721
194,106	3.000	01/01/43	180,768
35,360	3.000	02/01/43	32,926
253,059	3.000	03/01/43	235,047
424,984	3.000	04/01/43	394,333
268,957	3.000	05/01/43	249,383
52,966	3.000	06/01/43	49,045
420,613	3.000	07/01/43	389,744
344,511	4.500	10/01/44	345,515
417,323	4.500	04/01/45	421,069
51,280	4.500	05/01/45	51,660
190,697	4.500	06/01/45	191,252
169,800	4.000	11/01/45	166,163
56,412	4.000	03/01/46	55,117
4,231	4.500	05/01/46	4,234
30,945	4.000	06/01/46	30,194
47,541	4.500	08/01/46	47,537
9,236	4.000	08/01/46	9,012
74,927	4.000	10/01/46	73,110
16,123	4.500	06/01/47	16,207
501,531	4.500	11/01/47	501,958
172,099	4.000	12/01/47	168,334
163,469	4.000	01/01/48	159,893
617,577	4.000	02/01/48	603,122
430,450	4.000	03/01/48	419,824
497,834	4.000	06/01/48	486,788
156,321	4.000	08/01/48	152,413
694,976	5.000	11/01/48	710,508
883,944	4.500	01/01/49	880,551
247,747	4.500	03/01/49	246,796
653,315	4.500	04/01/49	650,571
44,143	3.500	07/01/49	41,754
1,046,266	3.000	09/01/49	956,120
1,533,209	4.500	03/01/50	1,531,311
2,475,151	2.500	09/01/50	2,170,138
2,724,153	2.000	10/01/50	2,267,648
2,722,957	2.000	11/01/50	2,265,913
914,931	2.500	11/01/50	800,755
1,767,688	2.500	02/01/51	1,535,513
2,506,522	2.500	05/01/51	2,195,292
6,000	4.500	05/01/51	5,974
781,075	2.000	05/01/51	648,168
4,320,191	2.000	12/01/51	3,585,326

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$2,684,494	2.000%	02/01/52	$2,227,030
205,787	4.500	04/01/52	202,754
866,026	5.500	09/01/52	887,842
995,397	6.000	11/01/52	1,031,594
177,723	6.000	12/01/52	184,630
910,898	4.500	05/01/53	908,256
1,000,484	6.500	06/01/54	1,051,674
1,000,000	2.500	TBA-30yr(e)	862,930
6,000,000	3.000	TBA-30yr(e)	5,385,000
1,000,000	5.500	TBA-30yr(e)	1,011,680
3,000,000	6.000	TBA-30yr(e)	3,065,742

			43,060,032

TOTAL FEDERAL AGENCIES			$67,231,411

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $80,278,111)			$78,563,954

Agency Debentures – 22.1%

Sovereign – 22.1%
Federal Home Loan Banks
$3,620,000	3.500%	06/11/32	$3,489,933
Federal National Mortgage Association
4,000,000	6.625	11/15/30	4,627,480
Tennessee Valley Authority
20,150,000	0.750	05/15/25	19,702,066

TOTAL AGENCY DEBENTURES (Cost $28,684,041)			$27,819,479

Asset-Backed Securities(a)(b) – 2.3%

Automotive(c) – 0.3%
Ford Credit Auto Owner Trust Series 2024-1, Class A
$325,000	4.870%	08/15/36	$331,899

Collateralized Loan Obligations(d) – 0.8%
Towd Point Mortgage Trust Series 2017-4, Class A2
1,030,153	3.000	06/25/57	964,653

Student Loan(d) – 1.2%
ECMC Group Student Loan Trust Series 2018-2A, Class A (1 mo. USD Term SOFR + 0.914%)
733,942	6.195	09/25/68	724,781
Scholar Funding Trust Series 2013-A, Class A (1 mo. USD Term SOFR + 0.764%)
816,765	5.995	01/30/45	809,368

			1,534,149

TOTAL ASSET-BACKED SECURITIES (Cost $2,915,103)			$2,830,701

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – 1.7%

New Jersey – 1.7%
New Jersey Economic Development Authority RB Taxable Series A
$2,000,000	7.425%	02/15/29	$2,159,774
(Cost $2,000,000)

U.S. Treasury Obligations – 28.8%
U.S. Treasury Bonds
$3,050,000	3.625%	02/15/44	$2,814,102
7,740,000	3.375	05/15/44	6,878,925
3,320,000	3.125	08/15/44	2,830,819
2,380,000	2.875	11/15/46	1,913,297
680,000	3.125	05/15/48	564,825
680,000	3.000	08/15/48	551,437
720,000	2.375	11/15/49	511,762
13,000	4.250	08/15/54	13,278
U.S. Treasury Inflation-Indexed Bonds
963,938	1.500	02/15/53	872,138
U.S. Treasury Notes
2,690,000	0.750	05/31/26	2,562,120
3,690,000	0.875	06/30/26	3,515,590
287,600	3.625	03/31/30	287,825
692,800	0.625	05/15/30	588,285
8,085,300	3.750 (f)	05/31/30	8,139,623
1,380,000	3.750	06/30/30	1,389,056
U.S. Treasury STRIPS Coupon(g)
1,791,200	0.000	11/15/29	1,484,149
440,000	0.000	08/15/30	352,716
440,000	0.000	11/15/30	349,979
440,000	0.000	11/15/31	335,490
440,000	0.000	08/15/33	312,012

TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,537,992)			$36,267,428

TOTAL INVESTMENTS – 117.4% (Cost $153,415,247)			$147,641,336

LIABILITIES IN EXCESS OF OTHER ASSETS – (17.4)%			(21,918,776)

NET ASSETS – 100.0%			$125,722,560

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2024.

(d)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

(e)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $22,948,833 which represents approximately 18.4% of net assets as of September 30, 2024.

(f)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	10/21/24	$(3,000,000)	$(2,735,917)
Government National Mortgage Association	4.000	TBA - 30yr	10/21/24	(1,000,000)	(966,861)
Government National Mortgage Association	5.000	TBA - 30yr	10/15/24	(2,000,000)	(2,003,688)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	10/15/24	(9,000,000)	(7,441,875)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	10/15/24	(2,000,000)	(1,920,703)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	10/15/24	(2,000,000)	(1,966,172)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	11/14/24	(1,000,000)	(983,125)

(PROCEEDS RECEIVED: $(18,112,188))					$(18,018,341)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	22	12/19/24	$2,514,188	$(9,639)
2 Year U.S. Treasury Notes	63	12/31/24	13,119,258	18,777
5 Year U.S. Treasury Notes	26	12/31/24	2,856,953	(5,755)

Total				$ 3,383

Short position contracts:
20 Year U.S. Treasury Bonds	(18)	12/19/24	(2,235,375)	5,503
Ultra Long U.S. Treasury Bonds	(2)	12/19/24	(266,188)	380

Total				$ 5,883

TOTAL FUTURES CONTRACTS				$ 9,266

SWAP CONTRACTS — At September 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR	4.430%	12/31/24	$10		$(70)	$—	$(70)
3.490%	12M SOFR	05/31/27	10		31	(19)	50
12M SOFR	3.805	04/13/28	3,440	(b)	47,584	13,941	33,643
12M SOFR	3.790	05/21/34	2,610	(b)	42,726	13,615	29,111

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
12M SOFR	3.391%	05/10/38	$850	(b)	$(6,357)	$(11,810)	$5,453
2.564%	12M SOFR	05/11/53	820	(b)	16,387	203	16,184
3.380	12M SOFR	04/11/54	1,120	(b)	(17,259)	(7,394)	(9,865)
3.344	12M SOFR	05/20/54	1,640	(b)	(21,791)	(5,857)	(15,934)

TOTAL					$61,251	$2,679	$58,572

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2024.

WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Fund had the following written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
3Y IRS	JPMorgan Securities, Inc.	1.812%	09/20/2027	(3,210,000)	$(3,210,000)	$(6,450)	$ (8,346)	$ 1,896
3Y IRS	JPMorgan Securities, Inc.	1.820	09/20/2027	(3,190,000)	(3,190,000)	(6,461)	(6,539)	78

				(6,400,000)	$(6,400,000)	$(12,911)	$(14,885)	$ 1,974

Puts
3Y IRS	JPMorgan Securities, Inc.	4.312	09/20/2027	(3,210,000)	(3,210,000)	(9,327)	(6,340)	(2,987)
3Y IRS	JPMorgan Securities, Inc.	4.320	09/20/2027	(3,190,000)	(3,190,000)	(9,222)	(8,613)	(609)

				(6,400,000)	$(6,400,000)	$(18,549)	$(14,953)	$(3,596)

Total written option contracts				(12,800,000)	$(12,800,000)	$(31,460)	$(29,838)	$(1,622)

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
RB	—Revenue Bond
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

Abbreviations:
3Y IRS	—3 Year Interest Rate Swaptions
SOFR	—Secured Overnight Financing Rate

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 99.5%

U.S. Treasury Bonds
$13,000	4.250%		08/15/54	$13,278
U.S. Treasury Inflation-Indexed Bonds
11,903,618	2.125		02/15/40	12,421,146
21,060,092	1.500		02/15/53	19,054,448
15,362,376	2.125		02/15/54	15,993,074
U.S. Treasury Inflation-Indexed Notes
4,774,573	0.125		04/15/26	4,640,474
20,948,007	0.125	(a)	07/15/26	20,422,670
9,856,670	0.375		01/15/27	9,579,451
14,359,718	0.125		04/15/27	13,820,123
63,985,572	1.250		04/15/28	63,388,206
15,813,952	2.375		10/15/28	16,428,596
25,635,594	2.125		04/15/29	26,357,597
3,005,538	0.125		07/15/30	2,795,737
9,528,982	0.125		07/15/31	8,721,252
5,627,947	1.125		01/15/33	5,431,409
11,333	1.375		07/15/33	11,174
6,511,556	1.750		01/15/34	6,588,372

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)

$18,063,274	1.875%	07/15/34	$ 18,510,623

TOTAL U.S. TREASURY OBLIGATIONS (Cost $241,847,404)			$244,177,630

TOTAL INVESTMENTS – 99.5% (Cost $241,847,404)			$244,177,630

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			1,338,658

NET ASSETS – 100.0%			$245,516,288

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	242	12/19/24	$27,656,063	$ (1,419)
5 Year U.S. Treasury Notes	20	12/31/24	2,197,656	(6,824)
Ultra 10-Year U.S. Treasury Notes	11	12/19/24	1,301,266	(124)

Total				$ (8,367)

Short position contracts:
2 Year U.S. Treasury Notes	(88)	12/31/24	(18,325,313)	(18,682)
20 Year U.S. Treasury Bonds	(55)	12/19/24	(6,830,313)	16,418
Ultra Long U.S. Treasury Bonds	(66)	12/19/24	(8,784,188)	48,777

Total				$ 46,513

TOTAL FUTURES CONTRACTS				$ 38,146

SWAP CONTRACTS — At September 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.103%(a)	12M 1T CPI-U(a)	12/14/24	$10,000		$1,182,658	$ 4	$ 1,182,654
4.430(b)	12M SOFR(b)	12/31/24	10		91	(7)	98
2.007(a)	12M 1T CPI-U(a)	02/07/26	6,300		765,898	16	765,882
12M SOFR(b)	3.490%(b)	05/31/27	10		(59)	(20)	(39)
12M SOFR(b)	3.805(b)	04/13/28	12,750	(c)	176,363	42,523	133,840
12M 1T CPI-U(a)	2.103(a)	02/07/29	6,300		(770,626)	42	(770,668)

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.790%(b)	05/21/34	$10,200	(c)	$166,982	$ 51,346	$ 115,636
12M SOFR(b)	3.391(b)	05/10/38	3,290	(c)	(24,606)	(94,198)	69,592
2.564%(b)	12M SOFR(b)	05/11/53	3,180	(c)	63,550	(2,404)	65,954
3.380(b)	12M SOFR(b)	04/11/54	4,460	(c)	(68,732)	(26,354)	(42,378)
3.344(b)	12M SOFR(b)	05/20/54	6,410	(c)	(85,172)	(23,911)	(61,261)

TOTAL					$1,406,347	$(52,963)	$1,459,310

(a)	Payments made at maturity.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2024.

WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Fund had the following written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
3Y IRS	JPMorgan Securities, Inc.	1.812%	09/20/2027	(12,520,000)	$(12,520,000)	$(25,156)	$ (32,552)	$ 7,396
3Y IRS	JPMorgan Securities, Inc.	1.820	09/20/2027	(12,510,000)	(12,510,000)	(25,337)	(25,646)	309

				(25,030,000)	$(25,030,000)	$(50,493)	$ (58,198)	$ 7,705

Puts
3Y IRS	JPMorgan Securities, Inc.	4.312	09/20/2027	(12,520,000)	(12,520,000)	(36,379)	(24,727)	(11,652)
3Y IRS	JPMorgan Securities, Inc.	4.320	09/20/2027	(12,510,000)	(12,510,000)	(36,165)	(33,777)	(2,388)

				(25,030,000)	$(25,030,000)	$(72,544)	$ (58,504)	$(14,040)

Total written option contracts				(50,060,000)	$(50,060,000)	$(123,037)	$(116,702)	$ (6,335)

Abbreviations:
3Y IRS	—3 Year Interest Rate Swaptions
CPI U	—Consumer Price Index For All Urban Consumers
SOFR	—Secured Overnight Financing Rate

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 59.6%

Aerospace & Defense(a) – 1.7%
Boeing Co.
$10,068,000	4.875%		05/01/25	$10,033,668
5,400,000	2.600		10/30/25	5,250,960
6,455,000	5.150		05/01/30	6,469,395

				21,754,023

Agriculture(a) – 0.6%
BAT International Finance PLC
8,000,000	1.668		03/25/26	7,686,160

Automotive – 1.6%
General Motors Financial Co., Inc. (a)
8,800,000	1.500		06/10/26	8,373,464
Goodyear Tire & Rubber Co. (a)
2,022,000	9.500		05/31/25	2,027,399
Volkswagen Group of America Finance LLC (b)
2,955,000	3.350		05/13/25	2,926,809
5,800,000	3.950		06/06/25	5,757,022
ZF North America Capital, Inc. (b)
900,000	4.750		04/29/25	892,584

				19,977,278

Banks – 23.7%
Banco Santander SA
1,600,000	2.746		05/28/25	1,578,192
Bank of America Corp.
23,950,000	3.950		04/21/25	23,827,376
(Secured Overnight Financing Rate + 1.990%)
7,000,000	6.204	(a)(c)	11/10/28	7,387,100
(Secured Overnight Financing Rate + 2.040%)
7,000,000	4.948	(a)(c)	07/22/28	7,121,450
Barclays PLC (a)(c)
(Secured Overnight Financing Rate + 1.490%)
3,115,000	5.674		03/12/28	3,199,884
(Secured Overnight Financing Rate + 2.210%)
2,445,000	5.829		05/09/27	2,491,993
(Secured Overnight Financing Rate + 2.714%)
3,600,000	2.852		05/07/26	3,553,056
BNP Paribas SA (b)
10,000,000	4.375		09/28/25	9,938,200
(Secured Overnight Financing Rate + 2.074%)
3,275,000	2.219	(a)(c)	06/09/26	3,212,251
BPCE SA (a)(b)(c) (Secured Overnight Financing Rate + 1.520%)
3,675,000	1.652		10/06/26	3,559,642
Canadian Imperial Bank of Commerce
3,860,000	5.615		07/17/26	3,957,079
(Secured Overnight Financing Rate + 0.930%)
3,060,000	4.508	(a)(c)	09/11/27	3,075,790
Citigroup, Inc.
1,800,000	4.600		03/09/26	1,804,536
(5 yr. CMT + 3.597%)
3,200,000	4.000	(a)(c)	12/10/25	3,136,672
(Secured Overnight Financing Rate + 0.694%)
11,910,000	2.014	(a)(c)	01/25/26	11,789,590
(Secured Overnight Financing Rate + 1.280%)
7,000,000	3.070	(a)(c)	02/24/28	6,803,160
(Secured Overnight Financing Rate + 1.887%)
7,000,000	4.658	(a)(c)	05/24/28	7,055,790

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 2.842%)
$14,275,000	3.106	%(a)(c)	04/08/26	$14,135,961
Citizens Financial Group, Inc. (a)(c) (5 yr. CMT + 5.313%)
4,165,000	5.650		10/06/25	4,144,342
Comerica, Inc. (a)(c) (5 yr. CMT + 5.291%)
2,237,000	5.625		07/01/25	2,212,661
Credit Agricole SA
5,700,000	4.375		03/17/25	5,668,536
(5 yr. USD Swap + 6.185%)
2,410,000	8.125	(a)(b)(c)	12/23/25	2,474,202
Deutsche Bank AG (a)(c) (Secured Overnight Financing Rate + 1.594%)
3,135,000	5.706		02/08/28	3,201,964
First Horizon Corp. (a)
1,500,000	4.000		05/26/25	1,486,620
HSBC Holdings PLC (a)(c)
(Secured Overnight Financing Rate + 1.538%)
8,675,000	1.645		04/18/26	8,514,773
(Secured Overnight Financing Rate + 3.350%)
2,945,000	7.390		11/03/28	3,187,756
ING Groep NV
5,000,000	4.625	(b)	01/06/26	5,013,700
(1 yr. CMT + 1.100%)
4,750,000	1.400	(a)(b)(c)	07/01/26	4,630,538
(5 yr. USD Swap + 4.446%)
2,440,000	6.500	(a)(c)	04/16/25	2,437,414
JPMorgan Chase & Co. (a)(c)
(3 mo. USD Term SOFR + 1.585%)
22,175,000	2.005		03/13/26	21,872,089
(Secured Overnight Financing Rate + 0.800%)
9,200,000	1.045		11/19/26	8,843,684
(Secured Overnight Financing Rate + 1.850%)
6,360,000	2.083		04/22/26	6,259,830
KeyBank NA
2,515,000	4.150		08/08/25	2,497,219
Lloyds Banking Group PLC
1,525,000	4.500		11/04/24	1,522,926
M&T Bank Corp. (a)(c) (5 yr. CMT + 2.679%)
3,599,000	3.500		09/01/26	3,196,560
Macquarie Group Ltd. (a)(b)(c) (Secured Overnight Financing Rate + 1.069%)
2,100,000	1.340		01/12/27	2,014,131
Morgan Stanley (a)(c)
(Secured Overnight Financing Rate + 0.720%)
4,025,000	0.985		12/10/26	3,856,433
(Secured Overnight Financing Rate + 1.215%)
5,000,000	5.042		07/19/30	5,136,650
(Secured Overnight Financing Rate + 1.990%)
20,275,000	2.188		04/28/26	19,960,940
NatWest Group PLC (a)(c) (5 yr. USD Swap + 5.720%)
2,445,000	8.000		08/10/25	2,482,653
Societe Generale SA (a)(b)(c) (1 yr. CMT + 1.500%)
3,155,000	5.519		01/19/28	3,197,340
Truist Financial Corp. (a)(c) (5 yr. CMT + 4.605%)
3,200,000	4.950		09/01/25	3,182,112
UBS AG
11,225,000	3.700		02/21/25	11,160,344
675,000	2.950		04/09/25	668,304

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
UBS Group AG (a)(b)(c) (Secured Overnight Financing Rate + 2.044%)
$9,600,000	2.193%	06/05/26	$9,423,456
Wells Fargo & Co. (a)(c)
(Secured Overnight Financing Rate + 1.510%)
7,000,000	3.526	03/24/28	6,867,910
(Secured Overnight Financing Rate + 1.560%)
9,910,000	4.540	08/15/26	9,894,540
(Secured Overnight Financing Rate + 1.980%)
7,000,000	4.808	07/25/28	7,080,780
(Secured Overnight Financing Rate + 2.000%)
7,200,000	2.188	04/30/26	7,083,504
Westpac New Zealand Ltd. (b)
2,265,000	4.902	02/15/28	2,303,437

			299,105,070

Beverages(a)(b) – 0.3%
JDE Peet’s NV
4,230,000	2.250	09/24/31	3,539,495

Building Materials(a)(b) – 0.0%
JELD-WEN, Inc.
125,000	4.875	12/15/27	122,367
Summit Materials LLC/Summit Materials Finance Corp.
115,000	6.500	03/15/27	115,067

			237,434

Chemicals(a) – 0.9%
Celanese U.S. Holdings LLC
3,665,000	6.165	07/15/27	3,799,175
International Flavors & Fragrances, Inc. (b)
5,225,000	1.230	10/01/25	5,042,700
OCI NV (b)
1,043,000	4.625	10/15/25	1,038,463
SNF Group SACA (b)
1,650,000	3.125	03/15/27	1,569,447

			11,449,785

Commercial Services(a) – 0.9%
Brink’s Co. (b)
915,000	6.500	06/15/29	947,858
Global Payments, Inc.
3,175,000	1.200	03/01/26	3,035,395
Quanta Services, Inc.
7,325,000	4.750	08/09/27	7,402,865

			11,386,118

Computers(a) – 0.1%
NetApp, Inc.
1,300,000	1.875	06/22/25	1,271,751

Diversified Financial Services – 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (a)
5,925,000	3.500	01/15/25	5,897,745
640,000	6.500	07/15/25	646,957
5,000,000	6.150	09/30/30	5,382,350
Air Lease Corp. (a)
7,038,000	2.300	02/01/25	6,964,312

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
$1,100,000	3.375%	07/01/25	$1,087,460
5,175,000	1.875	08/15/26	4,944,195
Ally Financial, Inc. (a)(c) (7 yr. CMT + 3.481%)
3,740,000	4.700	05/15/28	3,043,163
Aviation Capital Group LLC (a)(b)
1,725,000	1.950	01/30/26	1,661,693
Avolon Holdings Funding Ltd. (a)(b)
2,075,000	2.875	02/15/25	2,054,540
Charles Schwab Corp. (a)(c) (5 yr. CMT + 4.971%)
3,100,000	5.375	06/01/25	3,096,838
Macquarie Airfinance Holdings Ltd. (a)(b)
260,000	6.400	03/26/29	270,728
Nasdaq, Inc.
1,300,000	5.650	06/28/25	1,308,554
Nomura Holdings, Inc.
2,695,000	5.099	07/03/25	2,699,258
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)(b)
10,460,000	2.875	10/15/26	10,044,633
Synchrony Financial (a)
4,260,000	4.875	06/13/25	4,248,370

			53,350,796

Electrical(a) – 1.6%
Avangrid, Inc.
1,375,000	3.200	04/15/25	1,361,057
DTE Energy Co.
2,375,000	1.050	06/01/25	2,317,121
Emera, Inc. (c) (3 mo. USD LIBOR + 5.440%)
3,105,000	6.750	06/15/76	3,137,758
Enel Finance International NV (b)
7,875,000	1.625	07/12/26	7,495,425
Entergy Corp.
2,800,000	0.900	09/15/25	2,705,332
Vistra Operations Co. LLC (b)
2,965,000	5.000	07/31/27	2,946,024

			19,962,717

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
1,485,000	6.375	03/15/29	1,534,688

Energy-Alternate Sources(a)(b) – 0.0%
Greenko Dutch BV
179,000	3.850	03/29/26	172,735
Greenko Wind Projects Mauritius Ltd.
200,000	5.500	04/06/25	199,125

			371,860

Engineering & Construction(a) – 0.3%
AECOM
2,750,000	5.125	03/15/27	2,756,133
MasTec, Inc.
754,000	5.900	06/15/29	785,389

			3,541,522

Entertainment(a)(b) – 0.3%
Caesars Entertainment, Inc.
3,500,000	4.625	10/15/29	3,330,635

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Entertainment(a)(b) – (continued)
Six Flags Theme Parks, Inc.
$616,000	7.000%		07/01/25	$616,542

				3,947,177

Environmental(a) –1.0%
GFL Environmental, Inc. (b)
3,880,000	3.750		08/01/25	3,847,990
4,860,000	5.125		12/15/26	4,848,336
Veralto Corp.
3,650,000	5.500		09/18/26	3,729,825

				12,426,151

Food & Drug Retailing – 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (a)(b)
3,630,000	3.250		03/15/26	3,512,715
110,000	7.500		03/15/26	111,132
Campbell Soup Co.
3,700,000	5.200		03/19/27	3,796,903
Kroger Co. (a)
7,800,000	4.600		08/15/27	7,867,236

				15,287,986

Gas(a) –0.8%
NiSource, Inc.
10,050,000	0.950		08/15/25	9,733,425

Healthcare Providers & Services – 2.7%
Centene Corp. (a)
1,900,000	4.250		12/15/27	1,867,073
8,410,000	2.450		07/15/28	7,746,283
GE HealthCare Technologies, Inc. (a)
6,150,000	5.650		11/15/27	6,393,294
HCA, Inc.
7,810,000	5.375		02/01/25	7,812,343
6,000,000	5.875	(a)	02/15/26	6,063,420
3,650,000	5.625	(a)	09/01/28	3,789,941

				33,672,354

Housewares(a) – 0.2%
Newell Brands, Inc.
2,770,000	4.875		06/01/25	2,754,543

Insurance(b) – 0.5%
Athene Global Funding
305,000	1.450		01/08/26	293,102
Equitable Financial Life Global Funding
1,550,000	1.400		07/07/25	1,511,715
Great-West Lifeco U.S. Finance 2020 LP (a)
2,000,000	0.904		08/12/25	1,936,780
QBE Insurance Group Ltd. (a)(c) (5 yr. CMT + 5.513%)
3,000,000	5.875		05/12/25	2,993,280

				6,734,877

Internet(a) – 0.9%
Gen Digital, Inc. (b)
3,110,000	6.750		09/30/27	3,196,769

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Internet(a) – (continued)
Prosus NV (b)
$7,030,000	3.257%	01/19/27	$6,783,950
Uber Technologies, Inc.
1,600,000	4.300	01/15/30	1,594,288

			11,575,007

Investment Companies – 0.7%
Blackstone Private Credit Fund
6,000,000	4.700	03/24/25	5,978,880
Blue Owl Credit Income Corp. (a)
3,355,000	3.125	09/23/26	3,204,193

			9,183,073

Iron/Steel – 0.1%
POSCO (b)
310,000	5.750	01/17/28	320,965
Steel Dynamics, Inc. (a)
345,000	2.400	06/15/25	339,173

			660,138

Leisure Time(a)(b) – 0.3%
Carnival Corp.
2,280,000	5.750	03/01/27	2,309,754
Royal Caribbean Cruises Ltd.
1,825,000	5.625	09/30/31	1,848,579

			4,158,333

Machinery-Diversified(a) – 1.4%
Ingersoll Rand, Inc.
17,330,000	5.197	06/15/27	17,763,077

Media(a) – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2,911,000	4.908	07/23/25	2,906,779

Mining(a)(b) – 0.7%
Glencore Funding LLC
4,200,000	1.625	09/01/25	4,089,918
5,000,000	5.371	04/04/29	5,167,900

			9,257,818

Miscellaneous Manufacturing(a) – 1.0%
Amsted Industries, Inc. (b)
2,754,000	5.625	07/01/27	2,747,583
Hillenbrand, Inc.
1,191,000	6.250	02/15/29	1,213,522
Teledyne Technologies, Inc.
9,375,000	1.600	04/01/26	8,987,531

			12,948,636

Multi-National(a)(b) – 0.1%
African Export-Import Bank
1,050,000	2.634	05/17/26	996,209
230,000	3.798	05/17/31	204,081

			1,200,290

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Office & Business Equipment(a)(b) – 0.1%
Xerox Holdings Corp.
$1,501,000	5.000%		08/15/25	$1,488,482

Oil Field Services – 0.7%
Canadian Natural Resources Ltd. (a)
1,875,000	2.050		07/15/25	1,833,994
Petroleos Mexicanos
210,000	6.875	(a)	10/16/25	210,394
200,000	6.500		01/23/29	188,760
300,000	8.750	(a)	06/02/29	304,200
QatarEnergy (a)
2,160,000	1.375		09/12/26	2,046,600
Saudi Arabian Oil Co. (a)
2,130,000	1.625		11/24/25	2,060,114
Sunoco LP (a)(b)
1,740,000	7.000		05/01/29	1,818,996

				8,463,058

Packaging(a) – 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b)
1,165,000	6.000		06/15/27	1,173,050
Berry Global, Inc.
3,200,000	1.570		01/15/26	3,080,000
Silgan Holdings, Inc. (b)
1,925,000	1.400		04/01/26	1,826,575

				6,079,625

Pharmaceuticals(a) – 0.3%
Perrigo Finance Unlimited Co.
1,184,000	3.900		12/15/24	1,179,489
PRA Health Sciences, Inc. (b)
3,144,000	2.875		07/15/26	3,046,976

				4,226,465

Pipelines(a) – 2.9%
Cheniere Energy Partners LP
2,835,000	4.500		10/01/29	2,788,279
DCP Midstream Operating LP
2,956,000	5.375		07/15/25	2,963,538
2,690,000	5.625		07/15/27	2,767,580
Hess Midstream Operations LP (b)
710,000	6.500		06/01/29	733,792
Kinetik Holdings LP (b)
1,700,000	6.625		12/15/28	1,765,739
MPLX LP
8,300,000	1.750		03/01/26	7,993,481
NGPL PipeCo LLC (b)
410,000	4.875		08/15/27	411,820
NuStar Logistics LP
7,500,000	5.750		10/01/25	7,504,875
ONEOK, Inc.
6,405,000	4.250		09/24/27	6,411,149
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
2,720,000	6.875		01/15/29	2,788,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines(a) – (continued)
Venture Global LNG, Inc. (b)
$30,000	7.000%		01/15/30	$30,788

				36,159,041

Real Estate(a)(b)(d) – 0.0%
Sunac China Holdings Ltd.
(PIK 6.000%, Cash 5.000%)
12,553	6.000		09/30/26	1,537
(PIK 6.250%, Cash 5.250%)
12,568	6.250		09/30/27	1,367
(PIK 6.500%, Cash 5.500%)
25,166	6.500		09/30/27	2,391
(PIK 6.750%, Cash 5.750%)
37,796	6.750		09/30/28	3,307
(PIK 7.000%, Cash 6.000%)
37,842	7.000		09/30/29	2,933
(PIK 7.250%, Cash 6.250%)
18,445	7.250		09/30/30	1,291
(PIK 7.800%, Cash 1.000%)
21,848	1.000		09/30/32	2,112

				14,938

Real Estate Investment Trust(a) – 1.6%
American Tower Corp.
1,150,000	2.400		03/15/25	1,136,062
1,400,000	1.300		09/15/25	1,356,866
Crown Castle, Inc.
1,750,000	1.350		07/15/25	1,704,780
MPT Operating Partnership LP/MPT Finance Corp.
7,785,000	5.250		08/01/26	7,404,936
Retail Opportunity Investments Partnership LP
3,250,000	6.750		10/15/28	3,489,883
VICI Properties LP/VICI Note Co., Inc. (b)
4,590,000	3.500		02/15/25	4,556,539

				19,649,066

Retailing(a) – 0.8%
1011778 BC ULC/New Red Finance, Inc. (b)
2,705,000	6.125		06/15/29	2,780,713
Murphy Oil USA, Inc.
3,670,000	5.625		05/01/27	3,662,073
Penske Automotive Group, Inc.
3,310,000	3.500		09/01/25	3,254,292

				9,697,078

Semiconductors(a) – 1.0%
Broadcom, Inc.
9,815,000	5.050		07/12/27	10,028,378
Skyworks Solutions, Inc.
2,425,000	1.800		06/01/26	2,318,688

				12,347,066

Software – 1.7%
Cadence Design Systems, Inc.
1,255,000	4.200		09/10/27	1,261,338
4,400,000	4.300	(a)	09/10/29	4,413,200

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software – (continued)
Fair Isaac Corp. (a)(b)
$2,705,000	5.250%	05/15/26	$2,704,567
Infor, Inc. (a)(b)
1,075,000	1.750	07/15/25	1,045,900
Oracle Corp.
3,575,000	5.800	11/10/25	3,630,913
6,300,000	2.950 (a)	04/01/30	5,860,953
PTC, Inc. (a)(b)
2,085,000	3.625	02/15/25	2,078,703

			20,995,574

Telecommunication Services(a) – 0.8%
T-Mobile USA, Inc.
7,145,000	3.500	04/15/25	7,090,341
3,725,000	3.750	04/15/27	3,679,778

			10,770,119

Toys/Games/Hobbies(a)(b) – 0.2%
Mattel, Inc.
2,815,000	5.875	12/15/27	2,841,348

Trucking & Leasing(a)(b) – 0.9%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4,950,000	1.200	11/15/25	4,768,286
1,690,000	5.350	01/12/27	1,722,110
5,000,000	3.350	11/01/29	4,718,450

			11,208,846

TOTAL CORPORATE OBLIGATIONS (Cost $757,138,277)			$753,319,067

Asset-Backed Securities(a) – 18.3%

Automotive – 4.0%
Bank of America Auto Trust Series 2023-2A, Class A2(b)
$1,727,802	5.850%	08/17/26	$1,733,725
Exeter Automobile Receivables Trust Series 2024-2A, Class A3
1,900,000	5.630	10/15/26	1,907,118
Ford Credit Auto Lease Trust Series 2024-A, Class A2A
6,134,977	5.240	07/15/26	6,143,377
Ford Credit Auto Lease Trust Series 2024-B, Class A3
6,100,000	4.990	12/15/27	6,182,024
Ford Credit Auto Owner Trust Series 2024-1, Class A (b)(e)
3,200,000	4.870	08/15/36	3,267,927
Hyundai Auto Lease Securitization Trust Series 2024-C, Class A2A (b)
2,900,000	4.770	03/15/27	2,911,050
Hyundai Auto Receivables Trust Series 2024-B, Class A3
5,825,000	4.840	03/15/29	5,922,106
Nissan Auto Lease Trust Series 2024-A, Class A2A
6,012,826	5.110	10/15/26	6,032,239
Nissan Auto Receivables Owner Trust Series 2023-A, Class A2A
1,102,956	5.340	02/17/26	1,103,332
Tesla Auto Lease Trust Series 2023-B, Class A3 (b)
3,800,000	6.130	09/21/26	3,837,473
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
2,762,725	0.710	04/15/26	2,728,100

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Automotive – (continued)
Toyota Auto Receivables Owner Trust Series 2024-C, Class A3
	$4,225,000	4.880%	03/15/29	$4,298,233
World Omni Auto Receivables Trust Series 2023-B, Class A2A
	964,675	5.250	11/16/26	964,847
World Omni Auto Receivables Trust Series 2024-B, Class A2A
	3,850,000	5.480	09/15/27	3,872,015

				50,903,566

Collateralized Loan Obligations – 8.8%
37 Capital CLO 4 Ltd. Series 2023-2A, Class D(b)(c) (3 mo. USD Term SOFR + 5.500%)
	1,900,000	10.801	01/15/34	1,919,904
37 Capital CLO III Ltd. Series 2023-1A, Class D(b)(c) (3 mo. USD Term SOFR + 6.360%)
	2,950,000	11.661	04/15/36	3,027,007
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2(b)(c) (3 mo. USD Term SOFR + 1.272%)
	1,362,241	6.527	04/30/31	1,363,413
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.462%)
	7,600,000	6.744	07/20/34	7,611,795
Atlas Senior Loan Fund XVII Ltd. Series 2021-17A, Class A(b)(c) (3 mo. USD Term SOFR + 1.462%)
	8,200,000	6.744	10/20/34	8,210,955
Barings CLO Ltd. Series 2023-1A, Class A(b)(c) (3 mo. USD Term SOFR + 1.750%)
	4,800,000	7.032	04/20/36	4,821,787
Bryant Park Funding Ltd. Series 2023-21A, Class A1(b)(c) (3 mo. USD Term SOFR + 2.050%)
	3,600,000	7.329	10/18/36	3,637,166
CIFC Funding Ltd. Series 2018-2A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.302%)
	2,216,850	6.584	04/20/31	2,217,499
CIFC Funding Ltd. Series 2023-3A, Class E(b)(c) (3 mo. USD Term SOFR + 7.650%)
	2,025,000	12.932	01/20/37	2,063,963
Crown City CLO I Series 2020-1A, Class A1AR(b)(c) (3 mo. USD Term SOFR + 1.452%)
	2,500,000	6.734	07/20/34	2,501,497
Crown City CLO V Series 2023-5A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.600%)
	1,100,000	6.882	04/20/37	1,103,946
Dunedin Park CLO DAC Series 1X, Class AR(c) (3 mo. EUR EURIBOR + 0.980%)
EUR	4,750,000	4.540	11/20/34	5,273,295
Generate CLO 15 Ltd. Series 2024-15A, Class A(b)(c) (3 mo. USD Term SOFR + 1.570%)
	$3,700,000	6.868	07/20/37	3,715,551
Halseypoint CLO 6 Ltd. Series 2022-6A, Class D(b)(c) (3 mo. USD Term SOFR + 5.690%)
	1,200,000	10.972	10/20/34	1,207,025
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1(b)(c) (3 mo. USD Term SOFR + 1.612%)
	3,500,000	6.894	01/20/33	3,502,100
Jamestown CLO XVI Ltd. Series 2021-16A, Class A(b)(c) (3 mo. USD Term SOFR + 1.462%)
	3,000,000	6.746	07/25/34	3,003,657

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Collateralized Loan Obligations – (continued)
LCM 26 Ltd. Series 26A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.332%)
$2,972,397	6.614%	01/20/31	$2,974,626
MJX Venture Management II LLC Series 2017-28RR, Class A1(b)(c) (3 mo. USD Term SOFR + 1.542%)
2,615,467	6.824	07/22/30	2,615,558
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.460%)
3,700,000	6.761	04/15/34	3,721,934
Newark BSL CLO 1 Ltd. Series 2016-1A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.362%)
1,561,035	6.625	12/21/29	1,563,183
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.362%)
10,600,000	6.490	05/20/32	10,599,353
Palmer Square Loan Funding Ltd. Series 2024-3A, Class C(b)(c) (3 mo. USD Term SOFR + 2.950%)
3,200,000	8.111	08/08/32	3,203,101
Pikes Peak CLO 3 Series 2019-3A, Class ARR(b)(c) (3 mo. USD Term SOFR + 1.462%)
4,000,000	6.746	10/25/34	4,002,916
RR 29 Ltd. Series 2024-29RA, Class A2R(b)(c) (3 mo. USD Term SOFR + 1.700%)
3,000,000	7.001	07/15/39	3,008,070
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(b)
352,085	5.750	12/20/50	363,227
Sycamore Tree CLO Ltd. Series 2023-2A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.680%)
2,200,000	6.962	01/20/37	2,211,449
TCW CLO Ltd. Series 2022-1A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.340%)
7,900,000	6.622	04/22/33	7,905,467
TICP CLO XIV Ltd. Series 2019-14A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.342%)
8,000,000	6.624	10/20/32	8,007,016
Venture 36 CLO Ltd. Series 2019-36A, Class D(b)(c) (3 mo. USD Term SOFR + 4.412%)
2,500,000	9.694	04/20/32	2,478,768
Zais CLO 13 Ltd. Series 2019-13A, Class A1AR(b)(c) (3 mo. USD Term SOFR + 1.300%)
2,900,000	6.529	07/15/32	2,902,071

			110,737,299

Credit Card – 1.4%
American Express Credit Account Master Trust Series 2024-3, Class A
4,500,000	4.650	07/15/29	4,582,882
Barclays Dryrock Issuance Trust Series 2023-1, Class A
7,300,000	4.720	02/15/29	7,352,256
Barclays Dryrock Issuance Trust Series 2023-2, Class A(c) (1 mo. USD Term SOFR + 0.900%)
2,425,000	6.242	08/15/28	2,435,983
Discover Card Execution Note Trust Series 2023-A1, Class A
3,800,000	4.310	03/15/28	3,804,323

			18,175,444

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Student Loan(c) – 4.1%
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR(b) (3 mo. USD Term SOFR + 1.272%)
	$2,836,299	6.554%	04/20/31	$2,839,612
Bain Capital Credit CLO Ltd. Series 2023-3A, Class A(b) (3 mo. USD Term SOFR + 1.800%)
	3,600,000	7.083	07/24/36	3,627,256
CIFC Falcon Ltd. Series 2019-FAL, Class A(b) (3 mo. USD Term SOFR + 1.262%)
	4,000,000	6.544	01/20/33	4,000,808
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R (b) (3 mo. USD Term SOFR + 1.830%)
	5,500,000	7.131	01/15/37	5,541,613
Edsouth Indenture No. 5 LLC Series 2014-1, Class A(b) (1 mo. USD Term SOFR + 0.814%)
	133,885	6.095	02/25/39	132,456
Elmwood CLO 27 Ltd. Series 2024-3A, Class A(b) (3 mo. USD Term SOFR + 1.520%)
	4,500,000	6.799	04/18/37	4,526,892
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR(b) (3 mo. USD Term SOFR + 1.380%)
	3,700,000	6.508	05/20/36	3,708,288
Illinois Student Assistance Commission Series 2010-1, Class A3 (3 mo. USD Term SOFR + 1.162%)
	328,453	6.521	07/25/45	328,522
Katayma CLO II Ltd. Series 2024-2A, Class B(b) (3 mo. USD Term SOFR + 2.150%)
	2,500,000	7.438	04/20/37	2,520,550
Marathon Static CLO Ltd. Series 2022-18A, Class A1R2(b) (3 mo. USD Term SOFR + 1.150%)
	2,821,788	6.432	07/20/30	2,821,796
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R (b) (3 mo. USD Term SOFR + 1.200%)
	6,170,333	6.482	01/20/32	6,173,838
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R (b) (3 mo. USD Term SOFR + 1.530%)
	3,500,000	6.812	04/20/38	3,517,440
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(b) (3 mo. USD Term SOFR + 1.400%)
	5,025,000	6.701	04/15/31	5,027,749
Parallel Ltd. Series 2023-1A, Class A1(b) (3 mo. USD Term SOFR + 2.200%)
	3,000,000	7.482	07/20/36	3,022,938
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1 mo. USD Term SOFR + 1.264%)
	406,317	6.545	09/25/65	406,833
RRE 2 Loan Management DAC Series 2X, Class A2R (3 mo. EUR EURIBOR + 1.450%)
EUR	3,500,000	5.135	07/15/35	3,872,261

				52,068,852

TOTAL ASSET-BACKED SECURITIES (Cost $230,379,330)				$231,885,161

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 15.4%

Collateralized Mortgage Obligations – 2.1%
Interest Only(f) – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$316,380	0.644	%(c)	05/15/45	$37,749
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class IH
1,447,113	3.000		08/25/50	246,928
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
219,288	0.544	(c)	05/15/46	26,716
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
190,955	0.594	(c)	03/15/44	20,791
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
3,401,766	4.000		08/25/50	684,527
Federal National Mortgage Association REMICS Series 2016-1, Class SJ (-1X 1 mo. USD Term SOFR + 6.036%)
299,357	0.755	(c)	02/25/46	38,544
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
365,944	0.705	(c)	05/25/47	49,177
Federal National Mortgage Association REMICS Series 2020-49, Class KS (-1X 1 mo. USD Term SOFR + 5.986%)
2,352,960	0.705	(c)	07/25/50	313,668
Federal National Mortgage Association REMICS Series 2020-62, Class GI
2,470,389	4.000		06/25/48	503,534
Federal National Mortgage Association REMICS Series 2010- 135, Class AS (-1X 1 mo. USD Term SOFR + 5.836%)
58,032	0.555	(c)	12/25/40	5,326
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
132,672	1.025	(a)(c)	10/20/43	7,804
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
130,502	0.585	(a)(c)	07/20/47	14,707
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
290,983	1.125	(a)(c)	09/20/48	38,151
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
287,774	0.975	(a)(c)	01/20/49	34,392
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
129,420	1.025	(a)(c)	06/20/49	15,335
Government National Mortgage Association REMICS Series 2020-78, Class DI
1,309,455	4.000	(a)	06/20/50	274,065
Government National Mortgage Association REMICS Series 2020-146, Class KI
3,548,032	2.500	(a)	10/20/50	514,171

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(f) – (continued)
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
$206,967	0.975	%(a)(c)	08/20/43	$24,734
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
77,440	0.525	(a)(c)	11/20/44	7,735
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
134,314	1.175	(a)(c)	09/20/45	17,776
Government National Mortgage Association REMICS Series 2016-27, Class IA
72,657	4.000	(a)	06/20/45	9,965
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
277,874	1.125	(a)(c)	09/20/48	35,716
Government National Mortgage Association REMICS Series 2019-153, Class EI
6,618,828	4.000	(a)	12/20/49	1,391,304
Government National Mortgage Association REMICS Series 2020-55, Class AS (-1X 1 mo. USD Term SOFR + 5.936%)
7,384,715	0.975	(a)(c)	04/20/50	1,008,103
Government National Mortgage Association REMICS Series 2020-61, Class GI
1,658,577	5.000	(a)	05/20/50	357,855

				5,678,773

Sequential Fixed Rate – 0.0%
Federal National Mortgage Association REMICS Series 2012- 111, Class B
8,608	7.000		10/25/42	9,360
Federal National Mortgage Association REMICS Series 2012- 153, Class B
29,216	7.000		07/25/42	32,103

				41,463

Sequential Floating Rate(a)(c) – 1.7%
Angel Oak Mortgage Trust Series 2021-6, Class A1
754,938	1.458	(b)	09/25/66	636,863
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA5, Class B1 (1 mo. USD Term SOFR + 4.800%)
3,231,000	10.080	(b)	10/25/50	3,705,050
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA1, Class M2 (1 mo. USD Term SOFR + 1.800%)
147,196	7.080	(b)	01/25/51	148,733
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA2, Class M2 (1 mo. USD Term SOFR + 2.050%)
1,055,156	7.330	(b)	12/25/33	1,077,228

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a)(c) – (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class A1 (1 mo. USD Term SOFR + 1.250%)
$6,297,083	6.530	%(b)	08/25/44	$6,289,212
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
298,099	9.180	(b)	04/25/43	319,703
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
560,000	8.363	(b)	06/25/43	586,776
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
950,000	6.930	(b)	05/25/44	953,034
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
1,606,936	6.280	(b)	07/25/44	1,606,755
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
600,000	6.980	(b)	07/25/44	600,971
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
1,450,000	6.943	(b)	09/25/44	1,456,344
Government National Mortgage Association REMICS Series 2023-133, Class HS (-1X 1 mo. USD Term SOFR + 6.500%)
4,866,753	1.155		09/20/53	281,456
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
4,074,439	2.520	(b)	05/25/52	3,430,099
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
71,150	3.750	(b)	05/28/52	68,314

				21,160,538

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				26,880,774

Commercial Mortgage-Backed Securities – 5.4%
Sequential Fixed Rate – 2.5%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
$3,800,000	3.901	%(b)	08/10/35	$3,735,131
Bank Series 2023-BNK46, Class A4
4,100,000	5.745	(a)	08/15/56	4,425,206
Bank5 Series 2023-5YR4, Class A3
1,298,420	6.500	(a)	12/15/56	1,388,240
Bank5 Series 2024-5YR7, Class A3
2,350,000	5.769	(a)	06/15/57	2,463,651
BBCMS Mortgage Trust Series 2023-C19, Class A5
2,900,000	5.451	(a)	04/15/56	3,064,915
BBCMS Mortgage Trust Series 2023-C19, Class ASB
800,000	5.700	(a)	04/15/56	848,133
BMO Mortgage Trust Series 2022-C3, Class A5
575,000	5.313	(a)	09/15/54	599,437

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
BMO Mortgage Trust Series 2023-C7, Class A5
$5,000,000	6.160	%(a)	12/15/56	$5,533,714
BX Trust Series 2022-CLS, Class A
3,900,000	5.760	(b)	10/13/27	3,942,950
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	(a)(b)	09/15/50	1,128,001
Citigroup Commercial Mortgage Trust Series 2019-C7, Class A4
740,000	3.102	(a)	12/15/72	690,961
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
3,150,000	6.890	(a)	12/15/56	3,372,723
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250	(a)(b)	01/15/60	720,740

				31,913,802

Sequential Floating Rate(c) – 2.9%
Bank5 Series 2023-5YR1, Class A3
3,610,000	6.260	(a)	04/15/56	3,800,262
Bank5 Series 2023-5YR4, Class AS
821,000	7.274	(a)	12/15/56	885,572
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
1,225,000	6.016	(b)	03/15/37	1,157,752
BBCMS Mortgage Trust Series 2023-C22, Class A5
2,850,000	6.804	(a)	11/15/56	3,305,602
BBCMS Mortgage Trust Series 2023-5C23, Class AS
1,450,000	7.703	(a)	12/15/56	1,588,884
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
1,150,000	6.265	(b)	03/15/37	1,053,795
BBCMS Mortgage Trust Series 2024-5C29, Class AS
1,650,000	5.627	(a)	09/15/57	1,691,717
BX Commercial Mortgage Trust Series 2023-VLT3, Class A (1 mo. USD Term SOFR + 1.940%)
2,675,000	7.037	(b)	11/15/28	2,661,586
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
4,471,244	6.539	(b)	02/15/39	4,475,500
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
1,987,820	6.488	(b)	03/15/41	1,986,896
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
3,500,000	6.938	(b)	04/15/26	3,497,218
Citigroup Commercial Mortgage Trust Series 2015-P1, Class C
1,949,000	4.514	(a)	09/15/48	1,862,649
Commercial Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
3,750,000	6.924	(b)	06/15/41	3,725,194
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
3,150,000	5.484	(b)	07/15/35	3,176,635

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(c) – (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
$1,950,000	5.935	%(b)	07/15/35	$1,965,267

				36,834,529

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$68,748,331

Federal Agencies – 7.9%
Government National Mortgage Association – 3.6%
$1,127,065	4.500%		08/20/47	$1,131,938
178,786	5.000		03/20/48	182,718
1,741,559	4.000		05/20/48	1,698,714
617,988	4.500		06/20/48	616,605
626,167	4.500		07/20/48	624,765
960,615	4.500		09/20/48	957,264
665,323	4.500		10/20/48	663,002
829,380	4.500		12/20/48	826,228
2,037,175	4.500		01/20/49	2,028,795
628,493	4.500		02/20/49	625,908
847,451	4.500		03/20/49	843,965
443,942	4.500		10/20/49	442,394
840,269	5.000		12/20/49	850,181
50,737	5.000		02/20/50	51,853
4,496,927	3.000		11/20/51	4,058,067
3,000,000	2.500		TBA-30yr(g)	2,642,507
14,000,000	5.000		TBA-30yr(g)	14,025,817
2,000,000	6.000		TBA-30yr(g)	2,033,574
3,000,000	6.500		TBA-30yr(g)	3,069,095
8,000,000	7.000		TBA-30yr(g)	8,204,657

				45,578,047

Uniform Mortgage-Backed Security – 4.3%
590	5.000		03/01/25	588
1,508	5.000		11/01/26	1,509
3,363	5.000		07/01/27	3,372
62,650	4.500		07/01/47	62,566
40,217	4.500		03/01/50	40,143
8,298,062	6.000		11/01/52	8,643,099
1,801,201	5.500		12/01/52	1,853,330
5,010,796	6.000		12/01/52	5,193,014
3,397,458	6.000		01/01/53	3,509,181
899,668	5.500		04/01/53	920,363
2,673,857	6.000		04/01/53	2,773,072
2,641,110	6.500		09/01/53	2,744,057
6,466,166	6.500		11/01/53	6,756,600
2,809,301	6.500		12/01/53	2,943,385
18,000,000	6.000		TBA-30yr(g)	18,394,454

				53,838,733

TOTAL FEDERAL AGENCIES				$99,416,780

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $192,609,405)				$195,045,885

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 1.6%

United States Dollar – 1.6%
Indonesia Government International Bonds (a)
$6,030,000	4.550%		01/11/28	$6,110,621
Korea Hydro & Nuclear Power Co. Ltd. (b)
3,950,000	4.250		07/27/27	3,954,938
Panama Government International Bonds (a)
2,010,000	3.750		03/16/25	1,993,041
Peru Government International Bonds (a)
2,120,000	2.392		01/23/26	2,056,230
Qatar Government International Bonds (b)
690,000	3.400		04/16/25	685,170
Republic of Poland Government International Bonds (a)
2,600,000	4.625		03/18/29	2,664,974
Romania Government International Bonds (b)
1,500,000	3.000		02/27/27	1,438,125
Saudi Government International Bonds (b)
800,000	2.900		10/22/25	786,500

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $19,587,851)				$19,689,599

Shares	Description			Value

Common Stocks – 0.0%

Real Estate Management & Development – 0.0%
11,898	Sunac China Holdings Ltd.(h)			$3,900
22,377	Sunac Services Holdings Ltd.(b)			6,449

				10,349

TOTAL COMMON STOCKS (Cost $ 60,077)				$10,349

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 5.7%

U.S. Treasury Notes
$8,770,000	4.250	%(i)	12/31/24	$8,759,723
20,210,000	1.250	(i)	11/30/26	19,218,447
26,140,000	0.500		06/30/27	24,048,800
20,970,000	1.250		03/31/28	19,377,590
850,000	2.875		08/15/28	828,285

TOTAL U.S. TREASURY OBLIGATIONS (Cost $71,110,130)				$72,232,845

TOTAL INVESTMENTS – 100.6% (Cost $1,270,885,070)				$1,272,182,906

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%				(7,838,336)

NET ASSETS – 100.0%				$1,264,344,570

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

(d)	Pay-in-kind securities.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2024.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $48,370,104 which represents approximately 3.8% of net assets as of September 30, 2024.

(h)	Security is currently in default and/or non-income producing.

(i)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	12,484,419	USD	8,501,815	12/18/24	$136,221
	AUD	420,977	USD	289,591	03/19/25	1,568
	BRL	1,072,017	USD	188,009	12/18/24	6,951
	CAD	3,303,264	USD	2,436,531	12/18/24	10,923
	CHF	1,028,811	EUR	1,092,000	12/18/24	6,891
	CHF	922,563	USD	1,096,515	12/18/24	3,212
	CLP	1,107,214,760	USD	1,227,038	10/28/24	3,870
	CLP	89,194,202	USD	98,976	03/19/25	24
	CNH	32,334,185	USD	4,623,800	12/18/24	20,497
	COP	402,197,722	USD	92,819	12/18/24	1,848
	CZK	8,100,173	USD	357,201	12/18/24	1,169
	EUR	1,371,000	CHF	1,281,646	12/18/24	3,293
	EUR	684,000	HUF	273,318,356	12/18/24	159
	EUR	11,307,862	USD	12,586,054	12/18/24	41,968
	GBP	5,831,950	USD	7,743,504	12/18/24	52,109
	HUF	205,722,645	USD	569,264	12/18/24	5,558
	ILS	905,614	USD	242,000	12/18/24	1,521
	INR	42,735,376	USD	507,914	12/18/24	104
	JPY	20,849,303	USD	145,622	12/18/24	1,031
	KRW	1,088,531,531	USD	821,038	10/23/24	5,153
	KRW	319,987,316	USD	239,493	12/18/24	4,107
	KRW	316,714,914	USD	242,029	03/19/25	1
	NOK	20,936,939	USD	1,960,799	12/18/24	24,020
	NZD	5,294,584	USD	3,322,192	12/18/24	41,895
	PLN	2,350,602	USD	604,000	12/18/24	5,196
	SEK	2,760,329	USD	267,151	12/18/24	5,718
	SGD	6,235,369	USD	4,811,769	12/18/24	58,847
	TWD	24,082,763	USD	754,425	10/03/24	6,145
	TWD	24,224,461	USD	764,661	10/31/24	2,822
	TWD	19,989,537	USD	628,420	12/18/24	9,195
	TWD	19,646,520	USD	633,726	03/19/25	1,143
	USD	403,359	BRL	2,194,860	11/04/24	2,122
	USD	753,000	CAD	1,013,012	12/18/24	2,439
	USD	63,705	CAD	85,463	03/19/25	252
	USD	1,667,668	CHF	1,396,963	12/18/24	2,440
	USD	1,269,737	CNH	8,748,315	03/19/25	5,974
	USD	93,603	COP	397,185,610	12/18/24	116
	USD	1,120,030	CZK	25,217,863	12/18/24	4,334
	USD	10,700,242	EUR	9,566,321	12/18/24	17,080

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	906,693	GBP	676,536	12/18/24	$2,361
	USD	571,533	HUF	203,527,359	12/18/24	2,845
	USD	247,231	ILS	906,688	03/19/25	2,748
	USD	1,551,886	INR	130,407,419	12/18/24	1,665
	USD	507,894	INR	42,884,538	03/19/25	1,188
	USD	8,919,726	JPY	1,249,470,200	12/18/24	131,030
	USD	129,086	MXN	2,589,275	03/19/25	979
	USD	73,866	NOK	776,851	12/18/24	221
	USD	1,920,253	PLN	7,364,231	12/18/24	11,694
	USD	1,123,128	PLN	4,328,417	03/19/25	6,389
	USD	278,277	SEK	2,812,124	12/18/24	288
	USD	634,868	SGD	811,802	12/18/24	748
	ZAR	13,208,000	USD	753,083	12/18/24	6,261

TOTAL						$666,333

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	BRL	1,039,204	USD	189,596	12/18/24	$(604)
	CAD	2,050,926	EUR	1,371,000	12/18/24	(11,489)
	CAD	7,628,003	USD	5,673,418	12/18/24	(21,679)
	CHF	1,280,717	EUR	1,371,000	12/18/24	(4,401)
	CHF	329,611	USD	393,000	12/18/24	(92)
	CNH	8,805,014	USD	1,269,737	12/18/24	(5,036)
	COP	401,889,161	USD	93,603	03/19/25	(154)
	CZK	8,064,546	USD	359,030	03/19/25	(1,520)
	EUR	4,907,141	CHF	4,633,303	12/18/24	(43,023)
	EUR	4,512,414	USD	5,056,340	12/18/24	(17,115)
	EUR	2,016,320	USD	2,265,719	03/19/25	(6,472)
	HUF	204,187,023	USD	571,533	03/19/25	(2,987)
	ILS	909,053	USD	247,231	12/18/24	(2,785)
	INR	63,554,276	USD	759,193	10/21/24	(1,481)
	INR	63,703,310	USD	761,000	10/28/24	(1,775)
	INR	63,889,782	USD	762,699	10/31/24	(1,327)
	INR	102,014,415	USD	1,217,000	11/04/24	(1,534)
	INR	271,359,300	USD	3,230,333	12/18/24	(4,542)
	JPY	1,609,996,365	USD	11,421,032	12/18/24	(96,416)
	MXN	2,553,874	USD	129,086	12/18/24	(965)
	NOK	8,560,106	EUR	731,911	12/18/24	(5,863)
	NOK	7,934,854	USD	759,000	12/18/24	(6,777)
	NOK	777,301	USD	73,866	03/19/25	(216)
	PLN	7,798,241	USD	2,034,128	12/18/24	(13,089)
	SEK	20,349,400	USD	2,028,267	12/18/24	(16,652)
	SEK	2,799,264	USD	278,277	03/19/25	(372)
	SGD	2,921,083	USD	2,284,000	12/18/24	(2,263)
	SGD	808,498	USD	634,868	03/19/25	(799)
	USD	1,390,070	AUD	2,069,454	12/18/24	(41,796)
	USD	140,104	BRL	772,183	12/18/24	(327)
	USD	506,376	CAD	687,370	10/21/24	(2,123)
	USD	6,955,247	CAD	9,406,775	12/18/24	(14,419)
	USD	178,421	CHF	150,313	12/18/24	(758)

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	1,096,515	CHF	914,370	03/19/25	$(3,074)
	USD	719,286	CLP	679,366,969	10/15/24	(36,055)
	USD	493,734	CLP	450,581,512	10/28/24	(7,185)
	USD	98,976	CLP	89,084,339	12/18/24	(23)
	USD	4,598,357	CNH	32,354,179	12/18/24	(48,811)
	USD	712,515	COP	3,095,158,420	12/18/24	(16,004)
	USD	1,966,482	CZK	44,638,947	12/18/24	(8,448)
	USD	9,345,944	EUR	8,570,471	10/24/24	(204,644)
	USD	16,854,983	EUR	15,126,450	12/18/24	(37,437)
	USD	5,589,156	GBP	4,270,685	12/18/24	(119,504)
	USD	665,000	HUF	240,191,483	12/18/24	(6,134)
	USD	245,161	ILS	919,026	12/18/24	(1,967)
	USD	1,259,107	INR	106,138,691	12/18/24	(2,619)
	USD	507,914	INR	42,747,566	12/23/24	(105)
	USD	548,000	JPY	78,042,296	12/18/24	(945)
	USD	145,622	JPY	20,633,406	03/19/25	(962)
	USD	484,029	KRW	641,365,849	12/18/24	(4,230)
	USD	816,413	MXN	16,475,598	12/18/24	(10,125)
	USD	2,154,463	NOK	22,866,513	12/18/24	(13,278)
	USD	5,344,046	NZD	8,621,765	12/18/24	(134,075)
	USD	740,192	NZD	1,174,502	03/19/25	(5,903)
	USD	2,277,795	PLN	8,868,668	12/18/24	(20,663)
	USD	3,917,390	SEK	40,029,176	12/18/24	(39,644)
	USD	782,827	SGD	1,005,423	12/18/24	(2,536)
	USD	752,000	TWD	23,906,080	10/03/24	(2,991)
	USD	633,726	TWD	19,908,249	12/18/24	(1,296)
	USD	800,577	ZAR	14,426,568	12/18/24	(28,824)

TOTAL						$(1,088,333)

FORWARD SALES CONTRACTS — At September 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	10/20/24	$(4,000,000)	$(3,647,888)
Government National Mortgage Association	4.000	TBA - 30yr	10/20/24	(1,000,000)	(966,861)
Government National Mortgage Association	4.500	TBA - 30yr	10/20/24	(5,000,000)	(4,936,321)
Uniform Mortgage-Backed Security	5.500	TBA - 30yr	10/01/24	(2,000,000)	(2,023,359)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	10/01/24	(9,000,000)	(9,278,790)

(PROCEEDS RECEIVED: $(20,960,703))					$(20,853,219)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	1	12/27/24	$131,596	$ (710)
2 Year U.S. Treasury Notes	2,353	12/31/24	489,993,868	1,154,729
30 Year German Euro-Buxl	4	12/06/24	606,800	6,205
5 Year German Euro-Bund	4	12/06/24	600,745	6,717
French 10 Year Government Bonds	3	12/06/24	423,576	2,233
Ice 3M Sonia Index	78	03/17/26	25,171,096	(16,582)
Ultra Long U.S. Treasury Bonds	12	12/19/24	1,597,125	(44,275)

Total				$1,108,317

Short position contracts:
10 Year U.S. Treasury Notes	(246)	12/19/24	(28,113,187)	147,876
20 Year U.S. Treasury Bonds	(76)	12/19/24	(9,438,250)	(7,766)
5 Year U.S. Treasury Notes	(82)	12/31/24	(9,010,391)	5,972
Ultra 10-Year U.S. Treasury Notes	(123)	12/19/24	(14,550,516)	(4,785)

Total				$ 141,297

TOTAL FUTURES CONTRACTS				$1,249,614

SWAP CONTRACTS — At September 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.506%(b)	12M JYOR(b)	08/13/26	JPY	3,692,910	$8,710	$—	$ 8,710
3M AUDOR(c)	3.000%(c)	09/16/26	AUD	40,393	(83,337)	(54,712)	(28,625)
12M EURO(b)	1.750(b)	09/26/26	EUR	70,371	24,361	(19,009)	43,370
3.000(b)	12M SOFR(b)	09/26/26		$51,789	10,575	(6,720)	17,295
0.500(d)	12M CHFOR(d)	12/18/26	CHF	102,910	(285,914)	70,702	(356,616)
3.750(d)	12M SOFR(d)	12/18/26		$37,450	(353,652)	(429,286)	75,634
12M EURO(d)	2.500(d)	12/18/26	EUR	47,510	583,457	491,304	92,153
6M EURO(e)	3.000(d)	12/18/26		4,240	79,507	44,319	35,188
12M CDOR(e)	3.500(e)	12/18/26	CAD	21,314	261,709	271,357	(9,648)
12M CDOR(e)	3.750(e)	12/18/26		6,680	105,689	66,572	39,117
6M NIBOR(e)	3.750(d)	12/18/26	NOK	382,240	92,230	45,757	46,473
12M SOFR(d)	3.750(d)	12/18/26		$64,125	605,550	640,197	(34,647)
3.500(e)	3M NZDOR(c)	12/18/26	NZD	23,440	(35,465)	(39,641)	4,176
3M AUDOR(c)	4.000(c)	12/18/26	AUD	7,080	43,695	34,542	9,153
12M SOFR(d)	4.000(d)	12/18/26		$4,400	62,557	45,999	16,558
12M GBP(d)	4.000(d)	12/18/26	GBP	33,340	226,658	20,698	205,960
12M GBP(d)	4.250(d)	12/18/26		2,900	37,854	23,144	14,710
12M GBP(d)	3.500(d)	08/31/27		83,310	63,030	80,560	(17,530)
12M GBP(d)	4.000(d)	12/18/27		11,890	162,106	132,238	29,868
12M SOFR(d)	3.805(d)	04/13/28		$32,320	447,064	137,717	309,347
6M EURO(e)	2.500(d)	05/14/28	EUR	26,510	246,881	(151,451)	398,332
3.500(d)	12M GBP(d)	08/31/29	GBP	76,993	(174,651)	(286,818)	112,167
2.457(e)	12M CDOR(e)	09/13/29	CAD	38,380	25,674	(12,332)	38,006
12M SOFR(d)	3.038(d)	09/13/29		$28,720	(52,882)	26,586	(79,468)

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.750%(d)	12M GBP(d)	12/18/29	GBP	4,440	$(54,548)	$(53,931)	$ (617)
0.750(d)	12M JYOR(d)	12/18/29	JPY	13,297,500	(542,152)	(556,936)	14,784
12M EURO(d)	2.500%(d)	12/18/29	EUR	2,655	72,161	69,630	2,531
12M CDOR(e)	3.250(e)	12/18/29	CAD	13,520	319,793	291,079	28,714
6M NIBOR(e)	3.500(d)	12/18/29	NOK	160,950	35,141	63,214	(28,073)
12M SOFR(d)	3.750(d)	12/18/29		$7,450	193,001	177,420	15,581
2.000(d)	3M STIBOR(c)	12/18/29	SEK	94,990	(6,843)	(22,957)	16,114
6M AUDOR(e)	4.000(e)	12/18/29	AUD	21,920	171,187	252,531	(81,344)
12M CDOR(e)	2.801(e)	09/11/31	CAD	40,420	(34,259)	16,251	(50,510)
3.215(d)	12M SOFR(d)	09/12/31		$30,480	42,721	(24,970)	67,691
6M EURO(e)	3.000(d)	11/10/33	EUR	22,970	619,692	350,182	269,510
12M SOFR(d)	3.790(d)	05/21/34		$24,530	401,576	131,943	269,633
1.295(d)	12M JYOR(d)	08/02/34	JPY	2,649,920	(134,582)	(35,984)	(98,598)
12M GBP(d)	3.500(d)	08/28/34	GBP	15,440	(94,955)	(25,735)	(69,220)
0.750(d)	12M CHFOR(d)	12/18/34	CHF	3,570	(68,569)	(24,320)	(44,249)
3.750(d)	12M SOFR(d)	12/18/34		$16,117	(626,657)	(611,859)	(14,798)
3M STIBOR(c)	2.250(d)	12/18/34	SEK	40,640	11,123	(14,554)	25,677
6M EURO(e)	2.500(d)	12/18/34	EUR	10,590	180,439	114,835	65,604
12M CDOR(e)	3.250(e)	12/18/34	CAD	3,400	93,175	63,687	29,488
12M GBP(d)	3.750(d)	12/18/34	GBP	210	3,611	3,884	(273)
3M NZDOR(c)	4.000(e)	12/18/34	NZD	5,360	37,684	38,547	(863)
4.500(e)	6M AUDOR(e)	12/18/34	AUD	5,380	(133,127)	(150,949)	17,822
3.500(d)	6M NIBOR(e)	12/18/34	NOK	15,810	(6,717)	(4,641)	(2,076)
6M EURO(e)	2.152(d)	08/09/37	EUR	13,120	(292,950)	(1,438,733)	1,145,783
12M SOFR(d)	3.391(d)	05/10/38		$7,670	(57,364)	(197,205)	139,841
6M EURO(e)	3.000(d)	01/25/39	EUR	14,830	184,723	40,982	143,741
1.451(d)	6M EURO(e)	08/10/42		33,220	1,400,758	(2,791,621)	4,192,379
2.500(d)	6M EURO(e)	01/25/44		35,460	(107,720)	(9,887)	(97,833)
12M JYOR(d)	2.160(d)	08/02/44	JPY	3,181,070	(44,877)	21,288	(66,165)
6M EURO(e)	1.051(d)	08/11/47	EUR	19,400	(696,442)	(1,797,735)	1,101,293
6M EURO(e)	2.000(d)	01/25/49		21,120	(10,349)	(18,694)	8,345
2.564(d)	12M SOFR(d)	05/11/53		$7,420	148,283	(12,284)	160,567
2.000(d)	6M EURO(e)	05/17/53	EUR	7,850	95,506	22,947	72,559
2.500(d)	6M EURO(e)	11/10/53		12,400	(515,881)	(595,549)	79,668
3.380(d)	12M SOFR(d)	04/11/54		$10,560	(162,737)	(64,693)	(98,044)
3.344(d)	12M SOFR(d)	05/20/54		15,430	(205,023)	(63,535)	(141,488)
2.250(d)	6M EURO(e)	12/18/54	EUR	4,600	9,071	(13,499)	22,570

TOTAL					$2,325,299	$(5,740,128)	$8,065,427

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2024.
(b)	Payments made at maturity.
(c)	Payments made quarterly.
(d)	Payments made annually.
(e)	Payments made semi-annually.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	4.975%	MS & Co. Int. PLC	12/15/56	$3,100	$(367,889)	$(425,646)	$57,757

(a)	Payments made monthly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.325%	06/20/26	$3,475	$40,346	$22,147	$ 18,199
AT&T, Inc., 3.800%, 02/15/27	1.000	0.293	12/20/25	10,000	87,898	26,169	61,729
CDX.NA.IG Index 40	1.000	0.358	06/20/28	19,049	432,881	229,917	202,964
CDX.NA.IG Index 42	1.000	0.477	06/20/29	136,199	3,126,119	2,476,280	649,839
General Electric Co. 6.750%, 03/15/32	1.000	0.092	06/20/26	5,225	81,234	24,454	56,780

TOTAL					$3,768,478	$2,778,967	$989,511

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Fund had the following written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
3Y IRS	JPMorgan Securities, Inc.	1.812%	09/20/2027	(30,100,000)	$(30,100,000)	$(60,480)	$ (78,260)	$ 17,780
3Y IRS	JPMorgan Securities, Inc.	1.820	09/20/2027	(30,090,000)	(30,090,000)	(60,941)	(61,684)	743

				(60,190,000)	$(60,190,000)	$(121,421)	$(139,944)	$18,523

Puts
3Y IRS	JPMorgan Securities, Inc.	4.312	09/20/2027	(30,100,000)	(30,100,000)	(87,462)	(59,448)	(28,014)
3Y IRS	JPMorgan Securities, Inc.	4.320	09/20/2027	(30,090,000)	(30,090,000)	(86,987)	(81,243)	(5,744)

				(60,190,000)	$(60,190,000)	$(174,449)	$(140,691)	$(33,758)

Total written option contracts				(120,380,000)	$(120,380,000)	$(295,870)	$(280,635)	$(15,235)

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PIK	—Payment in kind
PLC	—Public Limited Company
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk

Abbreviations:
3Y IRS	—3 Year Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 40	—CDX North America Investment Grade Index 40
CDX.NA.IG Ind 42	—CDX North America Investment Grade Index 42
CHFOR	—Swiss Franc Offered Rate
CMBX	—Commercial Mortgage Backed Securities Index
EURO	—Euro Offered Rate
JYOR	—Japanese Yen Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 41.8%

Collateralized Mortgage Obligations – 0.2%
Sequential Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 1980, Class Z
$43,053	7.000	%(a)	07/15/27	$44,134
Federal Home Loan Mortgage Corp. REMICS Series 2019, Class Z
43,312	6.500	(a)	12/15/27	44,359
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
35,067	6.500		02/15/36	37,126
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
205,366	5.000		02/15/34	209,623
Federal National Mortgage Association REMICS Series 2012- 111, Class B
131,269	7.000		10/25/42	142,734
Federal National Mortgage Association REMICS Series 2012- 153, Class B
470,389	7.000		07/25/42	516,854

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				994,830

Federal Agencies – 41.6%
Adjustable Rate Federal Home Loan Mortgage Corp.(b) – 0.2%
(RFUCC 1 yr. Treasury + 1.840%)
$75,126	6.676%		11/01/34	$77,286
(1 yr. CMT + 2.250%)
218,268	6.828%		06/01/35	221,528
(RFUCC 1 yr. Treasury + 2.330%)
24,148	7.516%		05/01/36	24,842
(RFUCC 6 mo. Treasury + 2.057%)
11,297	7.682%		10/01/36	11,613
(RFUCC 1 yr. Treasury + 1.784%)
72,170	7.351%		06/01/42	74,245
(RFUCC 1 yr. Treasury + 1.642%)
469,698	6.849%		11/01/44	483,202

				892,716

Adjustable Rate Federal National Mortgage Association – 0.5%
(11th District Cost of Funds - Consumer + 1.695%)(b)
2,549	4.935%		08/01/29	2,530
(RFUCC 1 yr. Treasury + 1.755%)(b)
20,234	7.630%		07/01/32	20,816
(RFUCC 1 yr. Treasury + 1.800%)(b)
183,223	7.373%		05/01/33	188,491
(11th District Cost of Funds - Consumer + 1.254%)(b)
210,909	4.589%		08/01/33	211,373
(1 yr. CMT + 2.286%)(b)
89,126	6.426%		02/01/34	90,590
(RFUCC 1 yr. Treasury + 1.695%)(b)
4,500	7.445%		05/01/34	4,629
(RFUCC 1 yr. Treasury + 1.720%)(b)
180,815	6.682%		05/01/34	185,807
15,374	6.220		03/01/35	15,809
18,167	7.095		04/01/35	18,689
(1 yr. CMT + 2.220%)(b)
123,359	7.345%		06/01/34	125,824

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Adjustable Rate Federal National Mortgage Association – (continued)
(RFUCC 1 yr. Treasury + 1.685%)(b)
$30,579	5.935%	10/01/34	$31,458
40,403	6.317	03/01/35	41,504
(RFUCC 1 yr. Treasury + 1.627%)(b)
60,742	5.878%	10/01/34	62,488
(RFUCC 1 yr. Treasury + 1.325%)(b)
76,512	6.075%	04/01/35	77,931
(RFUCC 1 yr. Treasury + 1.423%)(b)
55,224	6.228%	05/01/35	56,433
(1 yr. CMT + 2.095%)(b)
45,737	6.143%	10/01/35	46,627
(RFUCC 1 yr. Treasury + 1.687%)(b)
123,731	6.255%	03/01/36	127,288
(RFUCC 1 yr. Treasury + 1.950%)(b)
347,490	6.950%	04/01/36	357,481
(RFUCC 1 yr. Treasury + 1.985%)(b)
83,278	7.985%	06/01/36	85,673
(1 yr. MTA + 2.196%)(b)
245,792	7.333%	07/01/36	250,934
50,724	6.185	11/01/36	52,182
(RFUCC 1 yr. Treasury + 1.712%)(b)
259,590	7.162%	07/01/37	267,053

			2,321,610

Adjustable Rate Government National Mortgage Association – 0.2%
(1 yr. CMT + 1.500%)(b)
40,569	4.875	05/20/34	40,873
113,076	3.625	07/20/34	114,066
110,881	3.625	08/20/34	111,167
667,434	3.625	09/20/34	668,823
94,391	3.750	10/20/34	94,952
106,215	3.750	12/20/34	106,831

			1,136,712

Federal Home Loan Mortgage Corp. – 0.5%
3,277	7.500	01/01/31	3,460
10,789	4.500	07/01/33	10,881
292,280	4.500	08/01/33	294,943
585,937	4.500	09/01/33	591,063
49,220	4.500	10/01/33	49,704
1,654	4.500	04/01/34	1,673
1,307	4.500	04/01/35	1,317
1,042	4.500	07/01/35	1,050
2,246	4.500	08/01/35	2,265
10,297	4.500	09/01/35	10,380
3,099	4.500	10/01/35	3,124
530	4.500	12/01/35	534
425	4.500	05/01/36	428
38,089	4.500	01/01/38	38,397
554	4.500	04/01/38	560
299	4.500	05/01/38	302
2,454	4.500	06/01/38	2,474
63,241	4.500	09/01/38	63,806
1,322	4.500	01/01/39	1,333
32,636	4.500	02/01/39	32,921
17,583	4.500	03/01/39	17,734
3,541	4.500	04/01/39	3,572

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$90,754	4.500%	05/01/39	$91,530
284,291	4.500	06/01/39	286,719
10,953	4.500	07/01/39	11,065
13,056	4.500	08/01/39	13,168
17,573	4.500	09/01/39	17,723
3,284	4.500	10/01/39	3,313
5,959	4.500	11/01/39	6,009
6,998	4.500	12/01/39	7,065
11,138	4.500	01/01/40	11,232
2,873	4.500	02/01/40	2,897
7,243	4.500	04/01/40	7,304
12,271	4.500	05/01/40	12,373
16,179	4.500	06/01/40	16,314
11,139	4.500	07/01/40	11,231
10,190	4.500	08/01/40	10,274
7,106	4.500	09/01/40	7,165
3,037	4.500	10/01/40	3,063
3,852	4.500	02/01/41	3,881
11,359	4.500	03/01/41	11,444
21,817	4.500	04/01/41	21,979
22,720	4.500	05/01/41	22,888
40,089	4.500	06/01/41	40,387
3,613	4.500	07/01/41	3,639
108,856	4.500	08/01/41	109,663
116,780	4.500	09/01/41	117,747
7,280	4.500	12/01/41	7,334
100,249	4.500	03/01/42	100,990

			2,090,318

Federal National Mortgage Association – 0.0%
78,719	7.500	10/01/37	84,761

Government National Mortgage Association – 9.4%
883	6.500	01/15/32	909
2,676	6.500	02/15/32	2,785
2,097	6.500	08/15/34	2,230
7,725	6.500	05/15/35	8,084
2,007	6.500	06/15/35	2,092
6,024	6.500	07/15/35	6,305
2,273	6.500	08/15/35	2,380
4,449	6.500	09/15/35	4,663
7,737	6.500	11/15/35	8,116
2,625	6.500	12/15/35	2,743
13,574	6.500	01/15/36	14,194
15,210	6.500	02/15/36	15,957
8,671	6.500	03/15/36	9,075
27,616	6.500	04/15/36	29,093
37,231	6.500	05/15/36	39,049
28,997	6.500	06/15/36	30,369
101,224	6.500	07/15/36	107,308
98,307	6.500	08/15/36	104,076
220,737	6.500	09/15/36	234,530
82,250	6.500	10/15/36	87,073
116,642	6.500	11/15/36	125,026
44,776	6.500	12/15/36	47,209
15,864	6.500	01/15/37	16,663
12,772	6.500	02/15/37	13,463
8,064	6.500	03/15/37	8,476

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$11,849	6.500%	04/15/37	$12,486
4,441	6.500	05/15/37	4,778
20,016	6.500	09/15/37	21,103
28,810	6.500	10/15/37	31,810
14,952	6.500	11/15/37	15,790
8,165	6.500	05/15/38	8,618
30,057	6.000	11/15/38	31,402
2,048	6.500	01/15/39	2,125
3,379	6.500	02/15/39	3,529
2,040,478	4.500	08/20/47	2,049,301
43,606	4.500	02/20/48	43,740
105,843	4.500	05/20/48	105,772
544,530	4.500	09/20/48	542,630
3,951,494	5.000	09/20/48	4,019,274
150,288	5.000	10/20/48	152,866
3,114	5.000	11/20/48	3,167
1,478,579	4.500	12/20/48	1,472,958
3,390,333	5.000	12/20/48	3,445,308
298,998	4.500	01/20/49	297,768
1,744,707	5.000	01/20/49	1,772,998
25,870	5.000	03/20/49	26,289
905,063	4.000	04/20/49	880,817
10,997	5.000	05/20/49	11,185
409,079	5.000	06/20/49	415,712
61,111	5.000	11/20/49	62,274
660,702	5.000	12/20/49	668,496
183,842	5.000	07/20/50	187,886
492,173	4.000	01/20/51	477,911
423,948	2.500	09/20/51	369,622
838,171	2.500	10/20/51	732,598
3,825,563	3.000	11/20/51	3,488,088
523,127	2.500	11/20/51	456,582
5,453,682	3.000	12/20/51	4,972,580
1,138,664	2.500	12/20/51	995,915
2,634,267	4.500	09/20/52	2,602,085
3,138,287	4.500	10/20/52	3,099,948
9,000,000	2.500	TBA-30yr(c)	7,927,521
2,000,000	5.500	TBA-30yr(c)	2,019,371

			44,354,171

Uniform Mortgage-Backed Security – 30.8%
127,250	4.500	11/01/36	128,051
37,687	4.500	02/01/39	37,979
52,623	4.500	04/01/39	53,016
2,737	4.500	08/01/39	2,760
129,655	4.500	08/01/41	130,782
94,257	4.500	10/01/41	94,851
3,031,039	4.000	08/01/45	2,977,055
306,982	4.500	06/01/48	306,284
2,057,797	4.500	07/01/48	2,052,472
533,888	4.500	08/01/48	532,506
136,753	4.500	09/01/48	136,399
2,391,766	4.500	10/01/48	2,397,116
1,093,616	4.500	01/01/49	1,090,258
1,514,476	4.000	01/01/49	1,476,144
254,036	4.500	03/01/49	253,061
135,908	5.000	07/01/49	138,544
382,654	4.000	03/01/50	372,252

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$485,435	4.500%		05/01/50	$481,261
2,724,153	2.000		10/01/50	2,267,648
2,722,957	2.000		11/01/50	2,265,913
10,606,126	2.500		02/01/51	9,213,076
14,128,758	2.000		05/01/51	11,724,626
12,916,672	4.500		06/01/52	12,842,870
3,464,104	5.500		09/01/52	3,551,369
3,314,209	6.000		11/01/52	3,452,021
1,670,265	6.000		12/01/52	1,731,005
840,971	6.000		01/01/53	867,610
1,669,454	5.500		04/01/53	1,697,946
936,433	6.500		12/01/53	981,128
6,003,869	6.500		06/01/54	6,311,063
11,000,000	5.500		TBA-30yr(c)	11,128,477
10,000,000	6.000		TBA-30yr(c)	10,219,141
52,000,000	6.500		TBA-30yr(c)	53,610,783

				144,525,467

TOTAL FEDERAL AGENCIES				$195,405,755

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $200,195,482)				$196,400,585

Agency Debentures – 12.8%

Sovereign – 12.8%
Federal Farm Credit Banks Funding Corp. (Federal Reserve Bank Prime Loan Rate - 3.060%)
$2,925,000	4.940	%(b)	03/24/26	$2,923,362
Federal Home Loan Banks
13,950,000	3.500		06/11/32	13,448,777
Tennessee Valley Authority
44,850,000	0.750		05/15/25	43,852,984

TOTAL AGENCY DEBENTURES (Cost $61,967,534)				$60,225,123

U.S. Treasury Obligations – 60.7%

U.S. Treasury Bonds
$410,000	3.375%		05/15/44	$364,388
10,000	3.000		11/15/45	8,295
200,000	2.875		11/15/46	160,781
59,500	4.000		11/15/52	57,910
U.S. Treasury Inflation-Indexed Bonds
2,874,885	1.500		02/15/53	2,601,097
U.S. Treasury Notes
1,817,000	3.875		03/31/25	1,812,528
12,000	0.750		03/31/26	11,476
40,660,000	0.750		04/30/26	38,801,711
43,990,000	3.625		05/15/26	43,924,703
38,860,000	0.750		05/31/26	37,012,632
22,170,000	0.875		06/30/26	21,122,121

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
$56,560,000	0.625%		07/31/26	$53,524,319
4,200,000	1.375		08/31/26	4,023,633
5,940,000	1.125		10/31/26	5,642,072
12,630,000	2.250		11/15/27	12,136,641
11,010,000	1.125		02/29/28	10,148,984
1,670,000	1.250		03/31/28	1,543,184
11,090,000	1.250		04/30/28	10,227,926
5,680,000	1.250		05/31/28	5,227,819
2,210,000	1.750		01/31/29	2,048,912
5,630,000	2.625		02/15/29	5,413,157
4,910,000	3.500		04/30/30	4,883,532
10,070,000	0.625		05/15/30	8,550,846
2,700,000	3.750		05/31/30	2,718,141
3,950,000	3.750		06/30/30	3,975,922
8,925,200	0.625		08/15/30	7,521,573
1,690,000	4.375	(d)	05/15/34	1,770,275

TOTAL U.S. TREASURY OBLIGATIONS (Cost $284,970,929)				$285,234,578

Shares	Dividend Rate			Value

Investment Company(e) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,389,495	4.854%			$3,389,495
(Cost $3,389,495)

TOTAL INVESTMENTS – 116.0% (Cost $550,523,440)				$545,249,781

LIABILITIES IN EXCESS OF OTHER ASSETS – (16.0)%				(75,141,623)

NET ASSETS – 100.0%				$470,108,158

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

(c)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $84,905,293 which represents approximately 18.1% of net assets as of September 30, 2024.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	10/21/24	$(9,000,000)	$(8,207,749)
Government National Mortgage Association	4.500	TBA - 30yr	10/21/24	(10,000,000)	(9,872,642)
Government National Mortgage Association	5.000	TBA - 30yr	10/15/24	(10,000,000)	(10,018,441)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	10/15/24	(18,000,000)	(14,883,750)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	10/15/24	(10,000,000)	(8,629,297)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	10/15/24	(4,000,000)	(3,841,406)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	10/15/24	(11,000,000)	(10,813,935)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	11/14/24	(9,000,000)	(8,848,125)

(PROCEEDS RECEIVED: $(75,495,391))					$(75,115,345)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	824	12/31/24	$171,591,563	$357,885
20 Year U.S. Treasury Bonds	15	12/19/24	1,862,813	(18,030)

Total				$339,855

Short position contracts:
10 Year U.S. Treasury Notes	(150)	12/19/24	(17,142,188)	59,608
5 Year U.S. Treasury Notes	(353)	12/31/24	(38,788,633)	(40,489)
Ultra 10-Year U.S. Treasury Notes	(215)	12/19/24	(25,433,828)	(592)
Ultra Long U.S. Treasury Bonds	(65)	12/19/24	(8,651,094)	42,298

Total				$ 60,825

TOTAL FUTURES CONTRACTS				$400,680

SWAP CONTRACTS — At September 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR	3.805	04/13/28	$ 9,910	$137,079	$ 37,796	$ 99,283
12M SOFR	3.790	05/21/34	7,320	119,834	34,289	85,545
12M SOFR	3.391%	05/10/38	2,500	(18,697)	(70,177)	51,480
2.564%	12M SOFR	05/11/53	2,420	48,362	(3,188)	51,550
3.380	12M SOFR	04/11/54	3,230	(49,776)	(17,538)	(32,238)

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.344	12M SOFR	05/20/54	$ 4,600	$(61,122)	$(15,713)	$ (45,409)

TOTAL				$175,680	$(34,531)	$210,211

(a)	Payments made annually.

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2024.

WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Fund had the following written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts Calls
3Y IRS	JPMorgan Securities, Inc.	1.812%	09/20/2027	(8,990,000)	$(8,990,000)	$(18,064)	$(23,374)	$ 5,310
3Y IRS	JPMorgan Securities, Inc.	1.820	09/20/2027	(8,970,000)	(8,970,000)	(18,167)	(18,389)	222

				(17,960,000)	$(17,960,000)	$(36,231)	$(41,763)	$ 5,532

Puts
3Y IRS	JPMorgan Securities, Inc.	4.312	09/20/2027	(8,990,000)	(8,990,000)	(26,122)	(17,755)	(8,367)
3Y IRS	JPMorgan Securities, Inc.	4.320	09/20/2027	(8,970,000)	(8,970,000)	(25,931)	(24,219)	(1,712)

				(17,960,000)	$(17,960,000)	$(52,053)	$(41,974)	$(10,079)

Total written option contracts				(35,920,000)	$(35,920,000)	$(88,284)	$(83,737)	$ (4,547)

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
MTA	—Monthly Treasury Average
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year

Abbreviations:
3Y IRS	—3 Year Interest Rate Swaptions
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 59.9%

Agriculture(a) – 0.5%
BAT Capital Corp.
$5,118,000	3.215%		09/06/26	$5,009,242
Philip Morris International, Inc.
6,023,000	2.750		02/25/26	5,906,455

				10,915,697

Automotive – 6.4%
American Honda Finance Corp. (b)
(Secured Overnight Financing Rate + 0.710%)
4,730,000	5.986		01/09/26	4,741,163
(Secured Overnight Financing Rate + 0.720%)
7,416,000	5.666		10/05/26	7,427,421
BMW U.S. Capital LLC (c)
5,950,000	4.650		08/13/26	6,003,193
(Secured Overnight Financing Rate + 0.800%)
7,368,000	5.894	(b)	08/13/26	7,394,598
General Motors Co. (a)
5,547,000	6.125		10/01/25	5,600,307
General Motors Financial Co., Inc.
4,000,000	2.750	(a)	06/20/25	3,937,160
(Secured Overnight Financing Rate + 1.050%)
9,837,000	6.341	(b)	07/15/27	9,828,540
Hyundai Capital America (b)(c)
(Secured Overnight Financing Rate + 1.030%)
15,073,000	5.898		09/24/27	15,081,592
(Secured Overnight Financing Rate + 1.500%)
13,476,000	6.791		01/08/27	13,634,073
Mercedes-Benz Finance North America LLC (c)
10,600,000	4.875		07/31/26	10,742,464
(Secured Overnight Financing Rate + 0.630%)
2,000,000	5.808	(b)	07/31/26	2,002,140
(Secured Overnight Financing Rate + 0.670%)
4,649,000	5.973	(b)	01/09/26	4,653,695
Toyota Motor Credit Corp.
4,256,000	4.550		08/07/26	4,301,582
Volkswagen Group of America Finance LLC (c)
3,163,000	5.400		03/20/26	3,197,761
10,500,000	4.900		08/14/26	10,566,360
(Secured Overnight Financing Rate + 0.830%)
9,796,000	5.704	(b)	03/20/26	9,806,678
(Secured Overnight Financing Rate + 1.060%)
7,343,000	6.131	(b)	08/14/26	7,362,092

				126,280,819

Banks – 38.8%
Banco Santander SA
5,600,000	5.147		08/18/25	5,615,344
Bank of America Corp. (a)(b)
(3 mo. USD Term SOFR + 1.072%)
3,982,000	3.366		01/23/26	3,959,303
(3 mo. USD Term SOFR + 1.132%)
12,379,000	2.456		10/22/25	12,357,089
(Secured Overnight Financing Rate + 0.650%)
13,200,000	1.530		12/06/25	13,105,488
Bank of America NA (a)(b) (Secured Overnight Financing Rate + 1.020%)
8,020,000	6.080		08/18/26	8,084,080

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Bank of Montreal (b)
(Secured Overnight Financing Rate + 0.560%)
$3,119,000	5.400%		11/04/24	$3,120,197
(Secured Overnight Financing Rate + 0.880%)
9,634,000	5.821	(a)	09/10/27	9,640,840
(Secured Overnight Financing Rate + 1.160%)
9,755,000	6.084		12/11/26	9,841,137
Bank of New York Mellon Corp. (a)(b) (Secured Overnight Financing Rate + 1.345%)
1,762,000	4.414		07/24/26	1,758,987
Bank of Nova Scotia
22,263,000	5.450		06/12/25	22,395,910
Banque Federative du Credit Mutuel SA (c)
6,113,000	4.524		07/13/25	6,116,484
5,769,000	4.935		01/26/26	5,812,037
1,542,000	5.896		07/13/26	1,584,097
(Secured Overnight Financing Rate + 0.410%)
4,984,000	5.548	(b)	02/04/25	4,982,455
(Secured Overnight Financing Rate + 1.130%)
9,494,000	6.331	(b)	01/23/27	9,582,674
(Secured Overnight Financing Rate + 1.400%)
7,345,000	6.656	(b)	07/13/26	7,436,005
Barclays Bank PLC (b) (Secured Overnight Financing Rate +
0.380%)
19,534,000	5.220		05/08/25	19,549,106
Barclays PLC (a)(b) (Secured Overnight Financing Rate + 2.714%)
6,353,000	2.852		05/07/26	6,270,157
BNP Paribas SA (a)(b)(c) (Secured Overnight Financing Rate + 2.074%)
2,483,000	2.219		06/09/26	2,435,426
BPCE SA (c)
2,000,000	2.375		01/14/25	1,982,060
9,417,000	1.000		01/20/26	9,021,769
9,369,000	5.100		01/26/26	9,398,606
(Secured Overnight Financing Rate + 0.960%)
8,995,000	5.834	(b)	09/25/25	9,029,001
Canadian Imperial Bank of Commerce (b)
(Secured Overnight Financing Rate + 0.930%)
8,300,000	5.854	(a)	09/11/27	8,311,620
(Secured Overnight Financing Rate + 1.220%)
12,651,000	6.534		10/02/26	12,767,136
Citibank NA (a)
10,956,000	4.929		08/06/26	11,118,477
(Secured Overnight Financing Rate + 0.708%)
2,797,000	5.833	(b)	08/06/26	2,802,734
(Secured Overnight Financing Rate + 1.060%)
9,176,000	6.036	(b)	12/04/26	9,256,290
Citigroup, Inc. (a)(b)
(Secured Overnight Financing Rate + 0.694%)
4,117,000	2.014		01/25/26	4,075,377
6,150,000	5.880		01/25/26	6,151,291
(Secured Overnight Financing Rate + 1.528%)
4,350,000	6.408		03/17/26	4,367,966
Cooperatieve Rabobank UA
3,007,000	5.500		07/18/25	3,033,492
(Secured Overnight Financing Rate + 0.900%)
3,844,000	6.196	(b)	10/05/26	3,865,795

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Credit Agricole SA (c)
$1,121,000	3.250%		10/04/24	$1,121,000
5,973,000	5.589		07/05/26	6,107,930
(Secured Overnight Financing Rate + 0.870%)
10,000,000	5.794	(b)	03/11/27	10,031,500
(Secured Overnight Financing Rate + 1.676%)
7,310,000	1.907	(a)(b)	06/16/26	7,154,078
Deutsche Bank AG (a)(b) (Secured Overnight Financing Rate + 3.190%)
8,610,000	6.119		07/14/26	8,676,555
Federation des Caisses Desjardins du Quebec (c)
5,015,000	4.400		08/23/25	5,015,301
(Secured Overnight Financing Rate + 1.094%)
1,575,000	5.278	(a)(b)	01/23/26	1,577,221
HSBC Holdings PLC (a)(b)
(Secured Overnight Financing Rate + 1.510%)
4,332,000	4.180		12/09/25	4,320,910
(Secured Overnight Financing Rate + 1.929%)
8,257,000	2.099		06/04/26	8,098,713
HSBC USA, Inc.
5,133,000	5.625		03/17/25	5,148,810
(Secured Overnight Financing Rate + 0.960%)
11,023,000	5.936	(b)	03/04/27	11,078,887
ING Groep NV
9,048,000	4.625	(c)	01/06/26	9,072,792
(1 yr. CMT + 1.100%)
3,000,000	1.400	(a)(b)(c)	07/01/26	2,924,550
(Secured Overnight Financing Rate + 1.640%)
2,352,000	3.869	(a)(b)	03/28/26	2,340,475
9,973,000	6.509	(a)(b)	03/28/26	10,028,949
Intesa Sanpaolo SpA (c)
11,359,000	7.000		11/21/25	11,633,206
JPMorgan Chase & Co. (a)(b)
(3 mo. USD Term SOFR + 1.585%)
3,709,000	2.005		03/13/26	3,658,335
(Secured Overnight Financing Rate + 0.605%)
24,809,000	1.561		12/10/25	24,619,955
(Secured Overnight Financing Rate + 1.160%)
16,810,000	2.301		10/15/25	16,788,987
JPMorgan Chase Bank NA (a)(b) (Secured Overnight Financing Rate + 1.000%)
8,839,000	5.946		12/08/26	8,945,422
KeyBank NA
5,000,000	4.150		08/08/25	4,964,650
Lloyds Banking Group PLC (a)(b) (1 yr. CMT + 1.750%)
1,600,000	4.716		08/11/26	1,598,000
Macquarie Bank Ltd. (b)(c)
(Secured Overnight Financing Rate + 0.920%)
8,371,000	6.234		07/02/27	8,417,626
(Secured Overnight Financing Rate + 1.200%)
6,000,000	6.144		12/07/26	6,077,280
(Secured Overnight Financing Rate + 1.240%)
6,867,000	6.139		06/15/26	6,929,284
Macquarie Group Ltd. (a)(b)(c) (Secured Overnight Financing Rate + 0.694%)
8,713,000	1.201		10/14/25	8,700,018
Mitsubishi UFJ Financial Group, Inc.
6,731,000	1.412		07/17/25	6,566,225

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
$2,879,000	2.757%		09/13/26	$2,802,102
(1 yr. CMT + 0.450%)
17,942,000	0.962	(a)(b)	10/11/25	17,920,649
(Secured Overnight Financing Rate + 0.940%)
11,406,000	6.004	(a)(b)	02/20/26	11,415,695
Mizuho Financial Group, Inc.
1,389,000	2.839		09/13/26	1,354,970
Morgan Stanley
3,430,000	3.700		10/23/24	3,426,604
(Secured Overnight Financing Rate + 0.560%)
20,705,000	1.164	(a)(b)	10/21/25	20,643,092
(Secured Overnight Financing Rate + 0.745%)
6,399,000	0.864	(a)(b)	10/21/25	6,382,427
(Secured Overnight Financing Rate + 0.940%)
6,344,000	2.630	(a)(b)	02/18/26	6,284,747
(Secured Overnight Financing Rate + 0.950%)
2,054,000	5.989	(a)(b)	02/18/26	2,057,369
Morgan Stanley Bank NA (a)(b) (Secured Overnight Financing Rate + 1.165%)
12,535,000	6.335		10/30/26	12,669,375
National Bank of Canada (a)(b) (Secured Overnight Financing Rate + 0.900%)
5,728,000	5.769		03/25/27	5,738,654
National Securities Clearing Corp. (c)
10,738,000	5.150		06/26/26	10,919,794
NatWest Markets PLC (b)(c) (Secured Overnight Financing Rate + 0.900%)
14,800,000	5.960		05/17/27	14,824,124
PNC Bank NA (a)
4,967,000	3.250		06/01/25	4,919,813
Skandinaviska Enskilda Banken AB (c)
2,456,000	1.200		09/09/26	2,324,137
(Secured Overnight Financing Rate + 0.890%)
11,753,000	5.848	(b)	03/05/27	11,819,875
Societe Generale SA (a)(b)(c) (1 yr. CMT + 1.050%)
16,068,000	2.226		01/21/26	15,912,462
Standard Chartered PLC (a)(b)(c) (3 mo. USD LIBOR + 1.209%)
13,190,000	2.819		01/30/26	13,079,600
State Street Corp. (a)(b)
(Secured Overnight Financing Rate + 0.845%)
4,891,000	5.983		08/03/26	4,906,015
(Secured Overnight Financing Rate + 0.940%)
6,878,000	2.354		11/01/25	6,860,461
Sumitomo Mitsui Financial Group, Inc.
5,000,000	3.784		03/09/26	4,965,100
14,272,000	5.880		07/13/26	14,659,199
5,481,000	2.632		07/14/26	5,333,506
Sumitomo Mitsui Trust Bank Ltd. (b)(c) (Secured Overnight Financing Rate + 0.980%)
17,148,000	5.913		09/10/27	17,246,772
Svenska Handelsbanken AB (b)(c) (Secured Overnight Financing Rate + 1.250%)
8,929,000	6.158		06/15/26	9,038,470
Toronto-Dominion Bank
2,708,000	5.532		07/17/26	2,776,946
(Secured Overnight Financing Rate + 0.480%)
13,035,000	5.550	(b)	08/29/25	13,021,574

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.080%)
$10,259,000	6.310	%(b)	07/17/26	$10,338,815
UBS AG
15,005,000	7.950		01/09/25	15,114,236
4,000,000	3.700		02/21/25	3,976,960
3,141,000	1.250		08/07/26	2,981,657
UBS Group AG (a)(b)(c) (Secured Overnight Financing Rate + 3.340%)
4,707,000	6.373		07/15/26	4,758,683
Wells Fargo & Co. (a)(b)
(3 mo. USD Term SOFR + 1.012%)
6,062,000	2.164		02/11/26	5,996,409
(3 mo. USD Term SOFR + 1.087%)
9,929,000	2.406		10/30/25	9,902,787
(Secured Overnight Financing Rate + 1.320%)
2,334,000	6.506		04/25/26	2,342,939
(Secured Overnight Financing Rate + 1.560%)
5,014,000	4.540		08/15/26	5,006,178
Wells Fargo Bank NA (a)(b)
(Secured Overnight Financing Rate + 1.060%)
6,115,000	6.173		08/07/26	6,159,945
(Secured Overnight Financing Rate + 1.070%)
10,613,000	5.994		12/11/26	10,723,269

				771,030,499

Beverages(b) – 0.4%
Keurig Dr. Pepper, Inc. (Secured Overnight Financing Rate + 0.880%)
7,500,000	5.788		03/15/27	7,563,675

Diversified Financial Services – 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (a)
5,997,000	1.650		10/29/24	5,979,909
15,047,000	6.500		07/15/25	15,210,561
Air Lease Corp. (a)
8,663,000	2.300		02/01/25	8,572,298
11,929,000	3.375		07/01/25	11,793,009
American Express Co. (a)(b)
(Secured Overnight Financing Rate + 0.999%)
14,567,000	4.990		05/01/26	14,579,382
(Secured Overnight Financing Rate + 1.350%)
13,810,000	6.514		10/30/26	13,906,256
Charles Schwab Corp. (a)
20,178,000	3.850		05/21/25	20,073,881
(Secured Overnight Financing Rate + 0.520%)
5,422,000	5.614	(b)	05/13/26	5,421,512
LeasePlan Corp. NV (c)
6,081,000	2.875		10/24/24	6,069,872
Nuveen Finance LLC (c)
3,581,000	4.125		11/01/24	3,575,700

				105,182,380

Electrical – 1.1%
Avangrid, Inc. (a)
9,292,000	3.150		12/01/24	9,252,044
DTE Energy Co. (d)
5,709,000	4.220		11/01/24	5,702,321

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
National Rural Utilities Cooperative Finance Corp. (b) (Secured Overnight Financing Rate + 0.800%)
$7,000,000	5.936%	02/05/27	$7,009,730

			21,964,095

Healthcare Providers & Services – 1.4%
Elevance Health, Inc. (a)
5,798,000	2.375	01/15/25	5,751,616
UPMC
22,260,000	3.600	04/03/25	22,115,453

			27,867,069

Insurance – 3.4%
Corebridge Global Funding (c)
13,789,000	5.350	06/24/26	14,041,477
Equitable Financial Life Global Funding (c)
5,318,000	5.500	12/02/25	5,386,336
20,374,000	1.000	01/09/26	19,530,924
Great-West Lifeco U.S. Finance 2020 LP (a)(c)
4,978,000	0.904	08/12/25	4,820,645
Manulife Financial Corp.
2,652,000	4.150	03/04/26	2,646,272
New York Life Global Funding (b)(c) (Secured Overnight Financing Rate + 0.580%)
10,300,000	5.576	08/28/26	10,310,197
Pacific Life Global Funding II (b)(c) (Secured Overnight Financing Rate + 1.050%)
8,324,000	6.228	07/28/26	8,381,602
Protective Life Global Funding (c)
2,987,000	1.170	07/15/25	2,907,546

			68,024,999

Machinery-Diversified(b) – 0.5%
John Deere Capital Corp. (Secured Overnight Financing Rate + 0.680%)
10,000,000	5.799	07/15/27	10,029,800

Media(a) – 0.2%
Comcast Corp.
3,421,000	3.150	03/01/26	3,373,790

Mining – 0.5%
Newmont Corp./Newcrest Finance Pty. Ltd.
10,150,000	5.300	03/15/26	10,278,296

Pipelines – 0.4%
MPLX LP (a)
3,025,000	4.875	12/01/24	3,021,491
Williams Cos., Inc.
4,874,000	5.400	03/02/26	4,937,118

			7,958,609

Retailing – 0.4%
Home Depot, Inc.
8,328,000	5.150	06/25/26	8,498,141

Savings & Loans(c) – 0.4%
Nationwide Building Society
8,455,000	3.900	07/21/25	8,411,372

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Trucking & Leasing(a)(c) – 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
$3,268,000	1.700%	06/15/26	$3,120,483

TOTAL CORPORATE OBLIGATIONS (Cost $1,181,780,254)			$1,190,499,724

Asset-Backed Securities(a) – 4.1%

Automotive – 3.7%
Chase Auto Owner Trust Series 2024-5A, Class A2(c)
$8,000,000	4.400%	11/26/27	$7,999,139
Drive Auto Receivables Trust Series 2024-2, Class A2
4,375,000	4.940	12/15/27	4,377,232
Exeter Automobile Receivables Trust Series 2024-5A, Class A2
7,050,000	4.790	04/15/27	7,049,130
Exeter Automobile Receivables Trust Series 2024-5A, Class A3
5,600,000	4.450	03/15/28	5,593,795
GM Financial Automobile Leasing Trust Series 2023-3, Class A3
10,050,000	5.380	11/20/26	10,127,155
GM Financial Automobile Leasing Trust Series 2024-3, Class A3
8,225,000	4.210	10/20/27	8,210,637
Hyundai Auto Lease Securitization Trust Series 2024-C, Class A2A(c)
4,650,000	4.770	03/15/27	4,667,718
Mercedes-Benz Auto Lease Trust Series 2024-B, Class A2A
8,000,000	4.570	12/15/26	8,002,024
Santander Drive Auto Receivables Trust Series 2023-4, Class A3
4,000,000	5.730	04/17/28	4,038,610
Tesla Auto Lease Trust Series 2023-B, Class A3(c)
6,000,000	6.130	09/21/26	6,059,168
Toyota Lease Owner Trust Series 2024-B, Class A2A(c)
8,000,000	4.310	02/22/27	7,999,559

			74,124,167

Credit Card – 0.4%
American Express Credit Account Master Trust Series 2022-3, Class A
7,762,000	3.750	08/15/27	7,719,476

TOTAL ASSET-BACKED SECURITIES (Cost $81,831,808)			$81,843,643

Municipal Debt Obligations – 0.1%

California – 0.1%
Los Angeles Unified School District CA GO Bonds Taxable Series QRR
$2,620,000	4.850%	01/01/25	$2,619,692
(Cost $2,620,000)

U.S. Treasury Obligations – 6.0%

U.S. Treasury Notes
$21,307,700	4.750%	07/31/25	$21,420,897
7,772,200	5.000	08/31/25	7,836,564
29,029,500	5.000	10/31/25	29,349,278

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
$29,816,900	4.250%	01/31/26	$29,975,302
9,785,000	4.875	05/31/26	9,965,411
9,880,300	3.750	08/31/26	9,903,874
9,724,800	3.500	09/30/26	9,706,975

TOTAL U.S. TREASURY OBLIGATIONS (Cost $117,116,563)			$118,158,301

Shares	Dividend Rate		Value

Investment Company(e) –8.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
176,529,805	4.854%		$176,529,805
(Cost $176,529,805)

TOTAL INVESTMENTS BEFORE SHORT- TERM INVESTMENTS – 79.0% (Cost $1,559,878,430)			$1,569,651,165

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 20.3%

Certificates of Deposit – 13.2%
ASB Bank Ltd.(b)(c) (Secured Overnight Financing Rate + 0.370%)
$5,192,000	5.710%	05/08/25	$5,195,613
Bank of Montreal(b) (Secured Overnight Financing Rate + 0.540%)
1,919,000	5.380	10/02/24	1,919,043
Bank of Nova Scotia(b)
(Secured Overnight Financing Rate + 0.300%)
1,185,000	5.140	03/13/25	1,185,661
(Secured Overnight Financing Rate + 0.350%)
1,403,000	5.190	04/04/25	1,404,210
(Secured Overnight Financing Rate + 0.510%)
589,000	5.350	01/03/25	589,599
Bay Square Funding LLC(b)(c) (Secured Overnight Financing Rate + 0.240%)
2,001,000	5.580	10/01/24	2,001,005
Bayerische Landesbank(b)
4,100,000	5.210	01/10/25	4,103,732
(Secured Overnight Financing Rate + 0.450%)
21,321,000	5.290	04/14/25	21,343,049
BNP Paribas SA
10,260,000	5.290	02/21/25	10,284,428
5,000,000	4.770	05/27/25	5,012,955
(Secured Overnight Financing Rate + 0.570%)
4,205,000	5.410 (b)	10/24/24	4,206,346
Canadian Imperial Bank of Commerce(b)(c) (Secured Overnight Financing Rate + 0.300%)
2,788,000	5.640	03/05/25	2,790,011
Collateralized Commercial Paper FLEX Co. LLC(a)(b)(c) (Secured Overnight Financing Rate + 0.400%)
12,896,000	5.740	05/20/25	12,902,934

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
Commonwealth Bank of Australia(b)(c) (Secured Overnight Financing Rate + 0.200%)
$448,000	5.540%		11/07/24	$448,047
Cooperatieve Rabobank UA
6,284,000	5.800		11/12/24	6,291,101
1,636,000	5.500		12/16/24	1,638,580
Credit Agricole Corporate & Investment Bank SA(b) (Secured Overnight Financing Rate + 0.220%)
6,151,000	5.060		04/03/25	6,151,746
(Secured Overnight Financing Rate + 0.590%)
7,965,000	5.430		08/28/25	7,985,306
Deutsche Bank AG
8,664,000	5.800		12/12/24	8,677,086
(Secured Overnight Financing Rate + 0.400%)
8,681,000	5.240	(b)	05/22/25	8,686,267
HSBC Bank PLC(b)(c)
(Secured Overnight Financing Rate + 0.330%)
1,025,000	5.670		02/07/25	1,025,540
(Secured Overnight Financing Rate + 0.360%)
4,858,000	5.700		06/04/25	4,860,051
Kookmin Bank(b)
(Secured Overnight Financing Rate + 0.600%)
11,456,000	5.430		01/08/25	11,469,317
6,902,000	5.430		03/20/25	6,910,439
(Secured Overnight Financing Rate + 0.650%)
12,398,000	5.480		01/29/25	12,413,512
Lloyds Bank Corporate Markets PLC
9,981,000	6.050		10/07/24	9,982,830
Macquarie Bank Ltd.(b)(c)
1,756,000	5.170		03/27/25	1,756,703
(Secured Overnight Financing Rate + 0.260%)
1,901,000	5.600		12/02/24	1,901,482
(Secured Overnight Financing Rate + 0.400%)
6,452,000	5.740		06/24/25	6,455,309
Mitsubishi UFJ Trust & Banking Corp.(b) (Secured Overnight Financing Rate + 0.400%)
10,015,000	5.230		05/01/25	10,024,339
National Bank of Kuwait
18,444,000	5.280		12/12/24	18,456,023
Norddeutsche Landesbank-Girozentrale
17,734,000	5.550		01/10/25	17,767,917
Skandinaviska Enskilda Banken AB(b) (Secured Overnight Financing Rate + 0.280%)
4,699,000	5.120		02/14/25	4,700,793
Standard Chartered Bank(b) (Secured Overnight Financing Rate + 0.350%)
5,800,000	5.190		05/21/25	5,803,394
(Secured Overnight Financing Rate + 0.400%)
5,438,000	5.240		10/06/25	5,439,726
Sumitomo Mitsui Banking Corp.(b) (Secured Overnight Financing Rate + 0.240%)
4,982,000	5.070		02/13/25	4,982,861
10,000,000	5.070		02/14/25	10,001,666
Svenska Handelsbanken AB(b) (Secured Overnight Financing Rate + 0.320%)
9,605,000	5.660	(c)	06/09/25	9,609,450
(Secured Overnight Financing Rate + 0.340%)
2,012,000	5.180		06/20/25	2,013,101

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
Versailles Commercial Paper LLC(a)(b)(c) (Secured Overnight Financing Rate + 0.230%)
$4,000,000	5.570%	01/02/25	$4,000,865

			262,392,037

Commercial Paper(f) – 7.1%
Albion Capital Corp. SA/Albion Capital LLC
3,079,000	0.000	10/01/24	3,078,583
Australia & New Zealand Banking Group Ltd.(c)
2,033,000	0.000	01/06/25	2,007,967
Bank of Montreal
2,158,000	0.000	09/04/25	2,076,540
Bell Telephone Co. of Canada or Bell Canada(c)
8,068,000	0.000	10/24/24	8,041,523
2,035,000	0.000	11/04/24	2,025,299
Cisco Systems, Inc.(c)
10,253,000	0.000	01/31/25	10,095,203
Enel Finance America LLC(c)
2,820,000	0.000	10/09/24	2,816,520
2,661,000	0.000	10/30/24	2,649,913
Entergy Corp.(c)
5,527,000	0.000	10/23/24	5,509,394
Glencore Funding LLC(c)
1,959,000	0.000	01/10/25	1,932,247
6,915,000	0.000	03/20/25	6,763,776
GTA Funding LLC(c)
2,135,000	0.000	12/11/24	2,114,794
HSBC USA, Inc.(c)
3,412,000	0.000	06/27/25	3,299,148
5,269,000	0.000	08/27/25	5,059,987
Intesa Sanpaolo Funding LLC
10,147,000	0.000	04/04/25	9,897,210
Lime Funding LLC(c)
10,182,000	0.000	12/06/24	10,091,862
Macquarie International Finance Ltd.
2,502,000	0.000	12/02/24	2,481,031
Penske Truck Leasing Co. LP
3,881,000	0.000	02/03/25	3,816,288
Salisbury Receivables Co. LLC(c)
6,024,000	0.000	11/05/24	5,995,085
5,344,000	0.000	12/20/24	5,287,920
10,194,000	0.000	01/31/25	10,036,222
Societe Generale SA
12,202,000	0.000	12/09/24	12,090,969
Starbird Funding Corp.(c)
10,322,000	0.000	10/16/24	10,299,780
TELUS Corp.(c)
4,430,000	0.000	12/05/24	4,390,318
5,000,000	0.000	12/11/24	4,951,280

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(f) – (continued)
$3,574,000	0.000%	03/12/25	$3,499,750

			140,308,609

TOTAL SHORT- TERM INVESTMENTS (Cost $402,268,802)			$402,700,646

TOTAL INVESTMENTS – 99.3% (Cost $1,962,147,232)			$1,972,351,811

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			14,741,902

NET ASSETS – 100.0%			$1,987,093,713

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2024.

(e)	Represents an affiliated issuer.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 141.2%

Collateralized Mortgage Obligations – 9.9%
Interest Only(a) –1.1%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$94,914	0.644	%(b)	05/15/45	$11,325
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
146,374	4.000		09/25/50	29,763
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
424,870	0.544	(b)	05/15/46	51,763
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
95,477	0.594	(b)	03/15/44	10,395
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
480,249	4.000		08/25/50	96,639
Federal Home Loan Mortgage Corp. REMICS Series 4456
54,157	4.500		10/15/44	10,783
Federal National Mortgage Association REMICS Series 2017- 104, Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
277,007	0.755	(b)	01/25/48	36,421
Federal National Mortgage Association REMICS Series 2018-8, Class SA (-1X 1 mo. USD Term SOFR + 6.036%)
223,030	0.755	(b)	02/25/48	28,136
Federal National Mortgage Association REMICS Series 2007-36, Class SN (-1X 1 mo. USD Term SOFR + 6.656%)
143,327	1.375	(b)	04/25/37	14,736
Federal National Mortgage Association REMICS Series 2008-17, Class SI (-1X 1 mo. USD Term SOFR + 6.186%)
179,035	0.905	(b)	03/25/38	15,825
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
124,380	1.025	(b)(c)	10/20/43	7,316
Government National Mortgage Association REMICS Series 2015-129, Class IC
197,158	4.500	(c)	09/16/45	38,123
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
473,069	0.585	(b)(c)	07/20/47	53,312
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
1,022,373	0.625	(b)(c)	01/20/48	119,697
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
416,960	1.125	(b)(c)	05/20/48	54,167
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
572,115	1.125	(b)(c)	09/20/48	73,533
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
147,790	0.975	(b)(c)	01/20/49	17,983

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
$220,782	0.975	%(b)(c)	01/20/49	$26,386
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
143,107	1.025	(b)(c)	06/20/49	16,957
Government National Mortgage Association REMICS Series 2019-151, Class NI
1,152,551	3.500	(c)	10/20/49	194,681
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
585,928	0.975	(b)(c)	02/20/50	78,936
Government National Mortgage Association REMICS Series 2020-78, Class DI
596,826	4.000	(c)	06/20/50	124,914
Government National Mortgage Association REMICS Series 2020-146, Class KI
1,431,662	2.500	(c)	10/20/50	207,473
Government National Mortgage Association REMICS Series 2020-146, Class IM
1,047,256	2.500	(c)	10/20/50	149,068
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
518,462	0.975	(b)(c)	08/20/43	61,960
Government National Mortgage Association REMICS Series 2015-111, Class IM
273,364	4.000	(c)	08/20/45	46,535
Government National Mortgage Association REMICS Series 2016-27, Class IA
152,579	4.000	(c)	06/20/45	20,926
Government National Mortgage Association REMICS Series 2019-110, Class SD (-1X 1 mo. USD Term SOFR + 5.986%)
418,246	1.025	(b)(c)	09/20/49	48,492
Government National Mortgage Association REMICS Series 2019-110, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
431,019	1.025	(b)(c)	09/20/49	56,480
Government National Mortgage Association REMICS Series 2019-153, Class EI
984,135	4.000	(c)	12/20/49	206,869
Government National Mortgage Association REMICS Series 2016-138, Class DI
66,354	4.000	(c)	10/20/46	13,067
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
153,134	1.175	(b)(c)	02/20/40	18,728
Government National Mortgage Association REMICS Series 2014-11, Class KI
9,688	4.500	(c)	12/20/42	172

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
$213,820	1.175	%(b)(c)	08/20/45	$28,241
Government National Mortgage Association REMICS Series 2015-90, Class PI
9,956	3.500	(c)	04/20/45	877
Government National Mortgage Association REMICS Series 2015-83, Class PI
19,210	3.500	(c)	06/20/45	2,673
Government National Mortgage Association REMICS Series 2015-72, Class JI
8,350	3.500	(c)	05/20/45	933
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
98,941	1.125	(b)(c)	01/20/46	12,587

				1,986,872

Regular Floater(b) – 3.3%
Federal National Mortgage Association REMICS Series 2017-96, Class FA (1 mo. USD Term SOFR + 0.514%)
959,591	5.795		12/25/57	939,957
Government National Mortgage Association REMICS Series 2017-182, Class FN (1 mo. USD Term SOFR + 0.414%)
1,055,339	5.511	(c)	12/16/47	1,030,690
Government National Mortgage Association REMICS Series 2021-98, Class FM (1 mo. USD Term SOFR + 0.750%)
930,519	2.500	(c)	06/20/51	797,949
Government National Mortgage Association REMICS Series 2021-97, Class FA (1 mo. USD Term SOFR + 0.400%)
1,349,233	3.000	(c)	06/20/51	1,197,510
Government National Mortgage Association REMICS Series 2021-122, Class FA (1 mo. USD Term SOFR + 0.400%)
2,430,057	3.000	(c)	07/20/51	2,150,702

				6,116,808

Sequential Fixed Rate – 2.4%
Federal Home Loan Mortgage Corp. REMICS Series 2042, Class N
6,466	6.500	(c)	03/15/28	6,628
Federal Home Loan Mortgage Corp. REMICS Series 4577, Class HM
279,704	4.000	(c)(d)	12/15/50	270,352
Federal National Mortgage Association REMICS Series 2011-99, Class DB
154,706	5.000		10/25/41	157,808
Federal National Mortgage Association REMICS Series 2012-111, Class B
25,823	7.000		10/25/42	28,079
Federal National Mortgage Association REMICS Series 2012-153, Class B
99,337	7.000		07/25/42	109,149
Federal National Mortgage Association REMICS Series 2011-52, Class GB
150,699	5.000		06/25/41	153,378

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
Federal National Mortgage Association REMICS Series 2000-16, Class ZG
$40,101	8.500%		06/25/30	$42,925
Federal National Mortgage Association REMICS Series 2017-87, Class EA
1,588,961	3.000		04/25/44	1,466,623
Federal National Mortgage Association REMICS Series 2005-59, Class KZ
303,007	5.500		07/25/35	315,797
Government National Mortgage Association REMICS Series 2021-135, Class A
2,134,853	2.000	(c)	08/20/51	1,813,219

				4,363,958

Sequential Floating Rate(b)(c) – 3.1%
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
78,379	6.144		07/25/35	77,151
CSMC Trust Series 2021-NQM8, Class A1
86,704	1.841	(e)	10/25/66	78,711
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
57,492	6.930	(e)	01/25/34	57,822
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1, Class M1B (1 mo. USD Term SOFR + 3.500%)
286,000	8.780	(e)	03/25/42	298,578
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
139,864	6.830	(e)	10/25/41	140,310
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
56,330	7.180	(e)	04/25/42	56,744
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
94,000	8.280	(e)	04/25/42	97,202
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
124,000	9.180	(e)	04/25/43	132,987
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
90,000	8.363	(e)	06/25/43	94,303
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
125,000	7.080	(e)	01/25/44	126,049
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
150,000	7.213	(e)	03/25/44	150,914

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
$225,000	6.943	%(e)	09/25/44	$225,984
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
494,936	0.775		05/20/53	22,743
Government National Mortgage Association REMICS Series 2023-101, Class FH (1 mo. USD Term SOFR + 1.000%)
2,955,044	6.345		07/20/53	2,958,861
Government National Mortgage Association REMICS Series 2023-133, Class HS (-1X 1 mo. USD Term SOFR + 6.500%)
1,327,296	1.155		09/20/53	76,761
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
12,953	4.554		01/19/36	14,352
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
5,158	5.689		10/25/34	4,941
JP Morgan Mortgage Trust Series 2021-6, Class A3
391,563	2.500	(e)	10/25/51	329,326
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
717,711	3.520	(e)	07/25/52	628,134
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
63,244	3.750	(e)	05/28/52	60,724
Towd Point Mortgage Trust Series 2016-4, Class M1
93,133	3.250	(e)	07/25/56	91,575
Verus Securitization Trust Series 2021-8, Class A1
66,607	1.824	(e)	11/25/66	60,702
Verus Securitization Trust Series 2019-INV3, Class A1
37,051	3.692	(e)	11/25/59	36,569
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
24,068	3.500	(e)	07/25/49	22,209

				5,843,652

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				18,311,290

Commercial Mortgage-Backed Securities – 6.9%
Sequential Fixed Rate – 2.1%
Benchmark Mortgage Trust Series 2023-B39, Class A5
$425,000	5.754	%(c)	07/15/56	$459,191
BMO Mortgage Trust Series 2024-5C6, Class A3
250,000	5.316	(c)	09/15/57	257,415
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
1,300,000	3.006	(c)	01/15/53	1,201,979
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(c)(e)	09/15/50	300,800
COMM Mortgage Trust Series 2024-277P, Class A
375,000	6.338	(e)	08/10/44	393,806
DOLP Trust Series 2021-NYC, Class A
400,000	2.956	(e)	05/10/41	355,506
GS Mortgage Securities Trust Series 2017-GS7, Class A4
350,000	3.430	(c)	08/10/50	336,813

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
$300,000	3.024	%(e)	01/05/39	$276,112
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D
150,000	3.060	(c)(e)	10/15/48	124,261
Morgan Stanley Capital I Trust Series 2021-L7, Class A5
200,000	2.574	(c)	10/15/54	175,197

				3,881,080

Sequential Floating Rate(b) – 4.8%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
400,000	2.778		11/15/54	344,415
Bank Series 2021-BN37, Class A5
200,000	2.618	(c)	11/15/64	175,295
Bank Series 2022-BNK40, Class A4
550,000	3.506	(c)	03/15/64	511,269
Bank Series 2018-BN10, Class AS
420,000	3.898	(c)	02/15/61	405,742
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
175,000	6.016	(e)	03/15/37	165,393
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
125,000	6.265	(e)	03/15/37	114,543
BBCMS Mortgage Trust Series 2024-5C25, Class C
250,000	6.643	(c)	03/15/57	258,147
BBCMS Mortgage Trust Series 2024-C26, Class C
250,000	6.000	(c)	05/15/57	255,587
BBCMS Mortgage Trust Series 2024-5C29, Class AS
200,000	5.627	(c)	09/15/57	205,057
Benchmark Mortgage Trust Series 2022-B32, Class A5
500,000	3.002		01/15/55	440,802
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
300,484	6.488	(e)	03/15/41	300,345
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
600,000	6.739	(e)	02/15/41	597,420
Commercial Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
550,000	6.924	(e)	06/15/41	546,362
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148, Class A2
800,000	3.500	(c)	07/25/32	761,348
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K158, Class A2
1,166,000	3.900	(c)	12/25/30	1,146,901
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
239,313	6.017	(c)	11/25/29	239,220
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153, Class A2
800,000	3.820	(c)	12/25/32	777,268
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.107%)
317,291	6.203	(e)	04/15/37	306,246

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
Morgan Stanley Capital I Trust Series 2018-L1, Class AS
$375,000	4.637	%(c)	10/15/51	$369,396
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
300,000	6.014	(c)	12/15/56	329,981
TYSN Mortgage Trust Series 2023-CRNR, Class A
350,000	6.799	(e)	12/10/33	370,147
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
275,000	5.935	(e)	07/15/35	277,153

				8,898,037

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$12,779,117

Federal Agencies – 124.4%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.0%
(1 yr. CMT + 2.250%)(b)
$4,713	7.097%		04/01/33	$4,779
3,493	6.831		09/01/33	3,552
4,617	6.375		11/01/34	4,682
3,760	6.482		02/01/35	3,816
10,983	6.828		06/01/35	11,147
(1 yr. CMT + 2.107%)(b)
2,811	6.425%		10/01/34	2,850

				30,826

Adjustable Rate Federal National Mortgage Association – 0.1%
(11th District Cost of Funds - Consumer + 1.350%)(b)
1,532	4.590%		07/01/27	1,514
(1 yr. MTA + 1.150%)(b)
1,111	6.312		11/01/27	1,086
1,086	6.312		01/01/38	1,080
(1 yr. MTA + 1.125%)(b)
4,415	6.287%		06/01/32	4,386
(11th District Cost of Funds - Consumer + 1.250%)(b)
4,316	4.448%		08/01/32	4,202
(11th District Cost of Funds - Consumer + 1.325%)(b)
3,373	4.523%		05/01/33	3,279
(1 yr. CMT + 2.252%)(b)
27,200	7.341%		06/01/33	27,697
(RFUCC 6 mo. Treasury + 1.412%)(b)
1,502	6.449%		06/01/33	1,521
(1 yr. CMT + 2.099%)(b)
749	6.750%		07/01/33	761
(11th District Cost of Funds - Consumer + 1.254%)(b)
24,209	4.481%		08/01/33	23,643
(RFUCC 1 yr. Treasury + 1.645%)(b)
10,538	5.931%		12/01/33	10,823
(1 yr. CMT + 2.302%)(b)
306	6.995%		04/01/34	313
(RFUCC 1 yr. Treasury + 1.670%)(b)
3,819	5.920%		11/01/34	3,929
(1 yr. CMT + 2.192%)(b)
4,569	6.318%		02/01/35	4,642
(RFUCC 1 yr. Treasury + 1.619%)(b)
11,057	6.051%		03/01/35	11,341
(RFUCC 1 yr. Treasury + 1.810%)(b)
5,272	6.538%		04/01/35	5,424

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Adjustable Rate Federal National Mortgage Association – (continued)
(RFUCC 1 yr. Treasury + 2.285%)(b)
$10,360	6.904%	05/01/35	$10,657
(11th District Cost of Funds - Consumer + 1.300%)(b)
1,399	4.540%	11/01/35	1,353
(11th District Cost of Funds - Consumer + 1.247%)(b)
3,597	5.161%	12/01/37	3,547
(1 yr. MTA + 1.175%)(b)
2,560	6.337%	11/01/40	2,547

			123,745

Adjustable Rate Government National Mortgage Association – 0.0%
(1 yr. CMT + 1.500%)(b)
44	4.000%	11/20/24	44
36	4.000	12/20/24	36
144	4.500	12/20/24	143
121	4.625	01/20/25	121
141	4.625	02/20/25	141
801	5.000	05/20/25	799
1,081	4.000	07/20/25	1,079
951	4.625	02/20/26	949
41	3.625	07/20/26	41
3,253	4.625	01/20/27	3,249
801	4.625	02/20/27	801
9,754	4.875	04/20/27	9,751
792	4.875	05/20/27	791
1,952	4.875	06/20/27	1,951
645	3.750	11/20/27	642
1,916	3.750	12/20/27	1,898
4,576	4.625	01/20/28	4,578
1,651	4.625	02/20/28	1,652
1,442	4.625	03/20/28	1,443
9,875	3.625	07/20/29	9,894
3,848	3.625	08/20/29	3,855
998	3.625	09/20/29	997
4,624	3.750	10/20/29	4,582
6,215	3.750	11/20/29	6,163
1,057	3.750	12/20/29	1,053
2,081	4.625	01/20/30	2,088
544	4.625	02/20/30	546
3,890	4.625	03/20/30	3,904
5,223	4.875	04/20/30	5,215
8,813	4.875	05/20/30	8,864
6,575	5.000	05/20/30	6,622
1,639	4.875	06/20/30	1,634
13,574	4.000	07/20/30	13,662
2,614	4.000	09/20/30	2,601
3,984	3.750	10/20/30	3,990

			105,779

Federal Home Loan Mortgage Corp. – 6.5%
1,125,000	4.450	12/01/32	1,146,943
24,119	5.000	10/01/33	24,691
1,125	5.000	07/01/35	1,152
555	4.500	08/01/35	559
1,245	4.500	09/01/35	1,255
652	4.500	10/01/35	658
28,383	5.000	12/01/35	29,077

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$9,940	4.500%	01/01/38	$10,020
450	4.500	06/01/38	453
17,255	4.500	09/01/38	17,409
88	4.500	01/01/39	89
8,538	4.500	02/01/39	8,613
3,218	4.500	03/01/39	3,245
848	4.500	04/01/39	855
24,637	4.500	05/01/39	24,847
64,505	5.000	05/01/39	66,305
77,354	4.500	06/01/39	78,016
107,809	5.000	07/01/39	110,829
2,325	4.500	07/01/39	2,350
1,771	4.500	08/01/39	1,786
3,876	4.500	09/01/39	3,909
896	4.500	10/01/39	904
604	4.500	11/01/39	609
855	4.500	12/01/39	864
2,700	4.500	01/01/40	2,724
1,516	4.500	04/01/40	1,529
2,689	4.500	05/01/40	2,711
4,173	4.500	06/01/40	4,207
7,036	4.000	06/01/40	6,927
1,550	4.500	07/01/40	1,563
214	4.500	08/01/40	216
2,182	5.000	08/01/40	2,246
43,818	4.000	02/01/41	43,180
14,168	4.500	02/01/41	14,273
3,100	4.500	03/01/41	3,123
5,032	4.500	04/01/41	5,069
5,812	4.500	05/01/41	5,856
10,408	4.500	06/01/41	10,483
836	5.000	06/01/41	859
29,048	4.500	08/01/41	29,263
30,545	4.500	09/01/41	30,799
23,801	4.000	10/01/41	23,422
3,948	4.000	11/01/41	3,886
1,986	4.500	12/01/41	2,001
27,352	4.500	03/01/42	27,554
211,978	4.000	03/01/42	208,915
10,435	3.000	05/01/42	9,643
166,580	3.500	06/01/42	159,842
288,966	4.500	06/01/42	291,840
46,573	3.000	08/01/42	43,273
37,526	3.500	08/01/42	35,785
116,190	3.500	10/01/42	110,745
20,740	3.000	10/01/42	19,272
61,264	3.500	11/01/42	58,404
307,009	3.000	11/01/42	285,796
525,005	3.000	12/01/42	488,863
938,468	3.000	01/01/43	875,691
85,515	3.000	02/01/43	79,420
427,579	4.000	08/01/43	422,577
200,289	4.000	01/01/44	197,491
247,420	3.500	02/01/44	235,715
243,147	3.500	06/01/44	233,896
4,906	4.000	11/01/44	4,840
29,892	3.500	02/01/45	28,576
52,183	3.500	03/01/45	49,886

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$6,593	3.500%	08/01/45	$6,264
8,653	3.500	09/01/45	8,221
16,961	3.500	11/01/45	16,114
131,767	3.500	03/01/46	125,215
220,144	3.500	05/01/46	208,960
253,982	3.500	06/01/46	240,662
113,290	3.500	07/01/46	107,349
18,304	3.500	10/01/46	17,332
15,369	3.500	12/01/46	14,554
5,997,668	3.000	05/01/47	5,509,602
175,842	3.500	12/01/47	167,225

			12,019,297

Federal National Mortgage Association – 3.2%
785	7.000	08/01/31	831
46,171	3.500	07/01/42	43,919
45,041	3.500	08/01/42	42,897
27,293	3.500	09/01/42	26,007
3,703	3.500	10/01/42	3,526
7,280	3.500	11/01/42	6,934
4,170	3.500	01/01/43	3,968
99,003	3.500	02/01/43	94,184
10,570	3.500	05/01/43	10,069
419,902	3.500	07/01/43	399,110
209,170	3.500	01/01/44	199,029
7,922	3.500	12/01/44	7,515
183,082	4.000	03/01/45	178,391
86,029	4.000	04/01/45	83,825
996,220	4.500	06/01/51	995,996
2,396,679	4.000	07/01/56	2,288,359
1,580,319	4.000	02/01/57	1,507,163

			5,891,723

Government National Mortgage Association – 41.1%
350	6.000	04/15/26	350
130	6.500	01/15/32	134
397	6.500	02/15/32	413
117,020	5.500	04/15/33	121,989
2,992	5.000	11/15/33	3,041
326	6.500	08/15/34	347
467	6.500	02/15/36	490
1,040	6.500	03/15/36	1,089
1,672	6.500	04/15/36	1,775
5,152	6.500	05/15/36	5,406
2,324	6.500	06/15/36	2,428
13,171	6.500	07/15/36	13,997
12,798	6.500	08/15/36	13,576
29,000	6.500	09/15/36	30,894
12,242	6.500	10/15/36	12,966
18,768	6.500	11/15/36	20,118
7,203	6.500	12/15/36	7,595
2,548	6.500	01/15/37	2,676
1,292	6.500	03/15/37	1,358
1,909	6.500	04/15/37	2,011
715	6.500	05/15/37	770
3,225	6.500	09/15/37	3,400
4,641	6.500	10/15/37	5,125

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$2,405	6.500%	11/15/37	$2,540
1,308	6.500	05/15/38	1,380
541	6.500	02/15/39	565
115,393	5.000	01/20/40	118,030
111,736	4.500	05/15/40	113,367
89,262	5.000	07/15/40	91,901
122,226	3.500	09/15/42	116,974
129,034	3.500	02/15/45	123,032
25,153	4.000	05/20/45	24,683
18,237	4.000	07/20/45	17,896
31,991	4.000	10/20/45	31,353
99,100	4.000	01/20/46	97,127
411,354	4.500	03/20/46	414,804
821,076	4.500	02/20/47	825,315
165,468	4.500	03/20/47	166,390
931,392	4.500	05/20/47	936,001
157,686	4.500	06/20/47	158,466
45,912	4.500	07/20/47	46,111
457,116	4.500	08/20/47	459,092
501,061	4.500	09/20/48	499,313
1,194,637	5.000	11/20/48	1,215,129
596,485	4.500	12/20/48	594,218
489,124	5.000	12/20/48	497,056
87,239	4.500	01/20/49	86,880
283,373	4.500	02/20/49	282,208
420,633	4.500	03/20/49	418,903
296,159	4.500	10/20/49	295,126
597,794	3.500	12/20/50	564,027
906,718	3.000	07/20/51	819,081
733,977	2.500	09/20/51	639,923
523,127	2.500	11/20/51	456,582
899,386	3.000	11/20/51	811,614
685,214	2.500	12/20/51	597,330
9,000,000	2.500	TBA-30yr(f)	7,927,521
11,000,000	2.000	TBA-30yr(f)	9,323,950
4,000,000	3.000	TBA-30yr(f)	3,647,888
5,000,000	3.500	TBA-30yr(f)	4,699,911
13,000,000	4.000	TBA-30yr(f)	12,569,196
2,000,000	4.500	TBA-30yr(f)	1,974,528
14,000,000	5.000	TBA-30yr(f)	14,019,255
1,000,000	6.000	TBA-30yr(f)	1,016,787
2,000,000	6.500	TBA-30yr(f)	2,046,063
7,000,000	5.500	TBA-30yr(f)	7,067,799

			76,067,263

Uniform Mortgage-Backed Security – 73.5%
609,482	1.500	07/01/35	547,840
143,701	1.500	08/01/35	129,167
984,606	1.500	09/01/35	884,834
1,464,446	1.500	10/01/35	1,315,769
671,652	1.500	11/01/35	603,333
733,619	1.500	12/01/35	658,856
396,033	1.500	02/01/36	356,012
98,958	4.500	07/01/36	99,582
774,476	1.500	10/01/36	699,621
6,239	4.500	12/01/36	6,279
74,514	4.500	02/01/39	75,070
2,157	4.500	03/01/39	2,175

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$3,071	4.500%	05/01/39	$3,097
1,491	4.500	07/01/39	1,504
1,422	4.000	08/01/39	1,398
3,207	4.500	09/01/39	3,231
6,307	4.500	10/01/39	6,354
14,010	4.500	02/01/40	14,129
2,569	4.500	03/01/40	2,588
32,401	4.500	04/01/40	32,635
13,856	4.500	06/01/40	13,977
70,085	4.500	09/01/40	70,597
3,310	4.500	12/01/40	3,334
29,453	4.500	01/01/41	29,667
10,233	4.500	04/01/41	10,297
15,007	4.500	06/01/41	15,102
15,892	4.500	07/01/41	15,992
60,481	4.500	08/01/41	60,977
64,348	4.500	09/01/41	64,754
31,905	4.500	10/01/41	32,106
56,063	3.500	10/01/41	53,933
12,754	3.500	11/01/41	12,265
41,660	4.500	11/01/41	41,923
35,824	4.500	12/01/41	36,050
29,754	4.500	01/01/42	29,941
48,026	3.500	01/01/42	46,224
6,205	3.500	02/01/42	5,951
187,072	4.000	03/01/42	184,167
2,369	4.500	03/01/42	2,390
44,889	4.000	04/01/42	44,192
4,714	4.500	04/01/42	4,747
5,865	3.500	05/01/42	5,619
20,922	3.500	06/01/42	20,112
13,346	3.500	09/01/42	12,871
45,798	3.000	09/01/42	42,569
110,005	3.500	10/01/42	105,619
236,073	3.000	12/01/42	219,194
38,868	3.500	12/01/42	37,343
51,221	3.000	01/01/43	47,699
19,051	3.000	02/01/43	17,740
145,896	3.500	02/01/43	139,830
544,952	3.000	03/01/43	506,082
303,369	3.500	03/01/43	290,948
598,086	3.000	04/01/43	554,905
711,492	3.000	05/01/43	659,708
210,556	2.500	05/01/43	188,747
91,032	3.500	05/01/43	86,946
27,166	3.000	06/01/43	25,155
402,464	3.500	06/01/43	384,676
215,726	3.000	07/01/43	199,895
292,186	3.500	07/01/43	280,111
25,367	3.500	08/01/43	24,287
20,235	3.500	09/01/43	19,404
37,874	3.500	01/01/44	36,334
18,421	3.500	08/01/44	17,509
23,704	3.500	09/01/44	22,626
55,500	3.500	10/01/44	53,225
21,562	5.000	12/01/44	21,999
11,673	3.500	01/01/45	11,155
149,777	4.000	02/01/45	147,577

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$67,262	3.500%	03/01/45	$64,164
32,127	3.500	04/01/45	30,539
434,479	3.500	05/01/45	416,396
762,788	4.500	06/01/45	765,009
45,413	3.500	07/01/45	43,098
169,800	4.000	11/01/45	166,163
7,272	3.500	11/01/45	6,901
143,520	3.500	01/01/46	136,426
50,659	4.000	03/01/46	49,573
368,089	3.500	03/01/46	352,202
59,135	3.500	04/01/46	56,563
287,548	3.500	05/01/46	272,795
61,889	4.000	06/01/46	60,388
141,375	4.500	06/01/46	141,362
177,975	3.000	07/01/46	162,908
190,713	4.000	07/01/46	186,088
18,473	4.000	08/01/46	18,025
97,889	3.000	08/01/46	89,602
423,639	3.000	09/01/46	387,772
129,327	3.000	10/01/46	118,378
21,819	4.000	10/01/46	21,290
540,233	3.000	11/01/46	494,508
238,331	3.000	12/01/46	218,153
951,919	3.000	01/01/47	871,326
494,232	4.500	02/01/47	495,672
47,989	3.000	02/01/47	43,926
130,439	3.000	04/01/47	119,457
297,981	3.500	06/01/47	281,379
137,858	4.500	11/01/47	137,932
4,773	4.500	02/01/48	4,764
243,167	4.500	05/01/48	243,958
389,181	3.500	06/01/48	367,498
215,025	4.500	07/01/48	214,469
751,450	4.500	08/01/48	749,505
310,490	4.500	09/01/48	309,686
6,065	4.500	10/01/48	6,085
1,103,701	5.000	11/01/48	1,128,368
533,241	4.500	11/01/48	531,630
250,974	4.500	12/01/48	250,010
299,618	4.500	02/01/49	298,469
3,388	4.500	05/01/49	3,374
1,569,400	3.000	09/01/49	1,434,180
5,042	4.500	11/01/49	5,020
334,235	4.500	01/01/50	333,266
51,692	4.500	02/01/50	51,491
582,386	3.000	03/01/50	529,937
3,633,158	4.500	03/01/50	3,628,661
406,928	4.500	04/01/50	404,603
385,452	4.500	09/01/50	383,833
3,300,201	2.500	09/01/50	2,893,517
2,087,242	3.000	10/01/50	1,903,549
3,668,121	2.000	10/01/50	3,053,428
914,931	2.500	11/01/50	800,755
3,612,900	2.000	12/01/50	3,006,481
920,028	2.500	01/01/51	800,588
4,370,202	2.000	02/01/51	3,633,116
10,985,039	2.000	05/01/51	9,115,838
7,497,687	2.500	05/01/51	6,547,241

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$7,743,926	2.500%	07/01/51	$6,766,906
1,605,704	2.500	09/01/51	1,403,818
1,732,780	2.000	11/01/51	1,434,708
4,796,515	2.500	12/01/51	4,186,623
1,314,802	2.000	01/01/52	1,099,166
29,162	2.000	02/01/52	24,317
2,206,829	2.000	03/01/52	1,846,274
3,363,336	2.000	04/01/52	2,811,728
660,650	6.000	11/01/52	684,675
884,622	4.500	05/01/53	882,056
1,126,242	6.500	08/01/53	1,169,438
643,653	6.500	10/01/53	668,742
6,047,871	6.500	11/01/53	6,298,502
2,796,978	6.500	01/01/54	2,950,577
2,921,451	2.500	01/01/54	2,522,167
28,091	2.500	01/01/54	24,252
4,759,800	6.000	04/01/54	4,921,020
987,928	6.500	06/01/54	1,023,966
1,990,847	6.500	06/01/54	2,087,139
1,992,339	6.500	08/01/54	2,083,072
994,763	6.500	09/01/54	1,042,241
1,000,000	3.000	TBA-30yr(f)	897,500
5,000,000	2.000	TBA-30yr(f)	4,575,195
12,000,000	3.500	TBA-30yr(f)	11,178,281
7,000,000	6.000	TBA-30yr(f)	7,168,292
7,000,000	5.500	TBA-30yr(f)	7,153,672

			136,147,587

TOTAL FEDERAL AGENCIES			$230,386,220

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $266,414,182)			$261,476,627

Asset-Backed Securities(c)(e) – 2.0%

Collateralized Loan Obligations – 1.7%
Apidos CLO XXXV Ltd. Series 2021-35A, Class D(b) (3 mo. USD Term SOFR + 2.912%)
$750,000	8.194%	04/20/34	$750,107
BlueMountain CLO XXXIII Ltd. Series 2021-33A, Class B (b) (3 mo. USD Term SOFR + 1.962%)
500,000	7.090	11/20/34	500,784
CIFC Funding Ltd. Series 2023-3A, Class D(b) (3 mo. USD Term SOFR + 4.250%)
500,000	9.532	01/20/37	511,983
Pikes Peak CLO 12 Ltd. Series 2023-12A, Class A(b) (3 mo. USD Term SOFR + 2.100%)
1,200,000	7.382	04/20/36	1,206,484
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
93,889	5.750	12/20/50	96,861

			3,066,219

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c)(e) – (continued)

Student Loan(b) – 0.3%
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR (3 mo. USD Term SOFR + 4.500%)
$600,000	9.782%	01/20/37	$609,675

TOTAL ASSET-BACKED SECURITIES (Cost $3,591,425)			$3,675,894

U.S. Treasury Obligations – 9.0%

U.S. Treasury Bills(g)
$8,700,000	0.000%	10/08/24	$8,692,138
2,000,000	0.000	10/22/24	1,994,518
2,000,000	0.000	11/19/24	1,987,339
U.S. Treasury Inflation-Indexed Bonds
1,015,786	1.500	02/15/53	919,048
U.S. Treasury Notes
556,200	4.375 (h)	11/30/28	573,277
1,690,000	3.500	09/30/29	1,685,115
890,000	4.125	03/31/31	914,336

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,699,142)			$16,765,771

TOTAL INVESTMENTS – 152.2% (Cost $286,704,749)			$281,918,292

LIABILITIES IN EXCESS OF OTHER ASSETS – (52.2)%			(96,677,912)

NET ASSETS – 100.0%			$185,240,380

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2024.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $95,265,838 which represents approximately 51.5% of net assets as of September 30, 2024.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2024, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(a)	Date	Amount	Value

Uniform Mortgage-Backed Security	2.000%	TBA - 30yr	10/15/24	$(4,000,000)	$(3,307,500)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	10/15/24	(1,000,000)	(862,930)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	10/15/24	(8,000,000)	(7,682,813)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	10/15/24	(12,000,000)	(11,797,020)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	11/14/24	(10,000,000)	(9,831,250)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	11/14/24	(15,000,000)	(14,991,213)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	10/15/24	(11,000,000)	(11,340,742)
Uniform Mortgage-Backed Security	1.500	TBA - 15yr	10/17/24	(2,000,000)	(1,784,970)

(PROCEEDS RECEIVED: $ (61,636,816))					$(61,598,438)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	25	12/19/24	$2,857,031	$ (2,178)
Ultra 10-Year U.S. Treasury Notes	12	12/19/24	1,419,563	(5,273)

Total				$ (7,451)

Short position contracts:
2 Year U.S. Treasury Notes	(13)	12/31/24	(2,707,148)	7,696
20 Year U.S. Treasury Bonds	(26)	12/19/24	(3,228,875)	9,421
5 Year U.S. Treasury Notes	(13)	12/31/24	(1,428,477)	947
Ultra Long U.S. Treasury Bonds	(13)	12/19/24	(1,730,219)	7,444

Total				$25,508

TOTAL FUTURES CONTRACTS				$18,057

SWAP CONTRACTS — At September 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.805%(b)	04/13/28		$3,620	$50,073	$14,181	$ 35,892
12M SOFR(b)	3.038(b)	09/13/29		3,230	(5,947)	2,992	(8,939)
2.457%(c)	6M CDOR(c)	09/13/29	CAD	4,340	2,903	(1,398)	4,301
6M CDOR(c)	2.801(c)	09/11/31		4,580	(3,882)	1,850	(5,732)
3.215(b)	12M SOFR(b)	09/12/31		$3,440	4,821	(2,823)	7,644
12M SOFR(b)	3.790(b)	05/21/34		2,770	45,347	13,649	31,698
12M SOFR(b)	3.391(b)	05/10/38		930	(6,955)	(12,922)	5,967
2.564(b)	12M SOFR(b)	05/11/53		900	17,986	(3,111)	21,097
3.380(b)	12M SOFR(b)	04/11/54		1,180	(18,185)	(7,703)	(10,482)
3.343(b)	12M SOFR(b)	05/20/54		1,740	(23,120)	(6,125)	(16,995)

TOTAL					$63,041	$(1,410)	$ 64,451

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2024.
(b)	Payments made annually.
(c)	Payments made semi-annually.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	4.975%	JPMorgan Securities, Inc.	12/15/56	$700	$(83,072)	$(88,772)	$5,700

(a)	Payments made monthly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Fund had the following written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
3Y IRS	JPMorgan Securities, Inc.	1.812%	09/20/2027	(3,390,000)	$(3,390,000)	$(6,812)	$ (8,814)	$ 2,002
3Y IRS	JPMorgan Securities, Inc.	1.820	09/20/2027	(3,380,000)	(3,380,000)	(6,845)	(6,929)	84

				(6,770,000)	$(6,770,000)	$(13,657)	$(15,743)	$ 2,086

Puts
3Y IRS	JPMorgan Securities, Inc.	4.312	09/20/2027	(3,390,000)	(3,390,000)	(9,850)	(6,695)	(3,155)
3Y IRS	JPMorgan Securities, Inc.	4.320	09/20/2027	(3,380,000)	(3,380,000)	(9,771)	(9,126)	(645)

				(6,770,000)	$(6,770,000)	$(19,621)	$(15,821)	$(3,800)

Total written option contracts				(13,540,000)	$(13,540,000)	$(33,278)	$(31,564)	$(1,714)

Currency Abbreviations:
CAD	—Canadian Dollar
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
LLC	—Limited Liability Company
MTA	—Monthly Treasury Average
PI	—Private Investment
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
3Y IRS	—3 Year Interest Rate Swaptions
CDOR	—Canadian Dollar Offered Rate
CMBX	—Commercial Mortgage Backed Securities Index
SOFR	—Secured Overnight Financing Rate

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities September 30, 2024 (Unaudited)

	Enhanced Income Fund	Government Income Fund	Inflation Protected Securities Fund

Assets:

Investments in unaffiliated issuers, at value (cost $499,764,439, $153,415,247 and $241,847,404, respectively)	$500,184,070	$147,641,336	$244,177,630
Investments in affiliated issuers, at value (cost $13,126,797, $0 and $0, respectively)	13,126,797	—	—
Cash	8,161,785	494,278	304,229
Foreign currencies, at value (cost $25,280, $0 and $0, respectively)	25,447	—	—
Receivables:
Interest and dividends	4,097,033	693,425	1,045,632
Investments sold	969,974	8,689	30,968,273
Collateral on certain derivative contracts(a)	780,909	134,295	490,624
Fund shares sold	148,638	143,691	35,885
Reimbursement from investment adviser	1,361	18,156	14,663
Investments sold on an extended-settlement basis	—	28,916,523	—
Due from broker	—	31,416	—
Other assets	72,573	67,764	66,547

Total assets	527,568,587	178,149,573	277,103,483

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	97,297	—	—
Written option contracts, at value (premium received $85,790, $29,838 and $116,702, respectively)	90,447	31,460	123,037
Variation margin on futures contracts	88,435	45,895	17,019
Variation margin on swaps contracts	36,852	252	14,338
Forward sale contracts, at value (proceeds received $0, $18,112,188 and $0, respectively)	—	18,018,341	—
Foreign currency overdraft, at value (identified cost $0, $0 and $9, respectively)	—	—	8
Payables:
Fund shares redeemed	2,297,674	157,753	862,204
Investments purchased on an extended-settlement basis	685,000	33,949,285	—
Management fees	52,807	23,847	26,413
Investments purchased	17,207	—	30,387,548
Distribution and Service fees and Transfer Agency fees	8,145	9,590	13,219
Income distributions	5,338	10,234	—
Accrued expenses	235,583	180,356	143,409

Total liabilities	3,614,785	52,427,013	31,587,195

Net Assets:

Paid-in capital	546,816,385	166,050,562	312,716,998
Total distributable loss	(22,862,583)	(40,328,002)	(67,200,710)

NET ASSETS	$523,953,802	$125,722,560	$245,516,288
Net Assets:
Class A	$9,643,909	$38,214,352	$28,594,078
Class C	—	812,997	1,200,555
Administration	4,030,388	—	—
Institutional	173,577,678	32,152,329	52,148,841
Service	287,384	18,813,104	—
Investor	2,757,854	1,571,144	15,298,364
Class R6	2,826,747	7,133,829	112,372,850
Class R	—	10,082,946	19,424,285
Class P	330,829,842	16,941,859	16,477,315
Total Net Assets	$523,953,802	$125,722,560	$245,516,288
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,006,406	2,869,602	2,987,387
Class C	—	61,062	128,699
Administration	420,087	—	—
Institutional	18,144,156	2,417,619	5,361,749
Service	30,037	1,416,568	—
Investor	288,524	117,994	1,585,299
Class R6	295,388	536,662	11,566,775
Class R	—	758,085	2,043,522
Class P	34,578,209	1,274,624	1,694,552
Net asset value, offering and redemption price per share:(b)
Class A	$9.58	$13.32	$9.57
Class C	—	13.31	9.33
Administration	9.59	—	—
Institutional	9.57	13.30	9.73
Service	9.57	13.28	—
Investor	9.56	13.32	9.65
Class R6	9.57	13.29	9.72
Class R	—	13.30	9.51
Class P	9.57	13.29	9.72
(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps
Enhanced Income Fund	$331,949	$448,960
Government Income Fund	—	134,295
Inflation Protected Securities Fund	—	490,624
(b)

Maximum public offering price per share for Class A Shares of the Government Income and Inflation Protected Securities Funds is $13.84 and $9.94, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) September 30, 2024 (Unaudited)

	Short Duration Bond Fund	Short Duration Government Fund	Short-Term Conservative Income Fund

Assets:

Investments in unaffiliated issuers, at value (cost $1,270,885,070, $547,133,945 and $1,785,617,427, respectively)	$1,272,182,906	$541,860,286	$1,795,822,006
Investments in affiliated issuers, at value (cost $0, $3,389,495 and $176,529,805, respectively)	—	3,389,495	176,529,805
Cash	7,054,791	7,272,484	3,961,946
Foreign currencies, at value (cost $0, $0 and $0, respectively)	14,272	—	—
Unrealized gain on swap contracts	57,757	—	—
Unrealized gain on forward foreign currency exchange contracts	666,333	—	—
Variation margin on swaps contracts	24,255	—	—
Receivables:
Investments sold on an extended-settlement basis	47,444,780	112,982,422	—
Collateral on certain derivative contracts(a)	22,719,755	703,454	—
Interest and dividends	10,587,119	2,092,316	15,065,134
Investments sold	5,722,110	11,525	19,848,741
Fund shares sold	1,312,017	300,329	11,494,928
Due from broker	44,141	—	—
Reimbursement from investment adviser	17,679	17,972	24,871
Foreign tax reclaims	—	—	182,999
Other assets	63,931	61,284	93,260

Total assets	1,367,911,846	668,691,567	2,023,023,690

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	1,088,333	—	—
Written option contracts, at value (premium received $280,635, $83,737 and $0, respectively)	295,870	88,284	—
Variation margin on futures contracts	729,697	4,690	—
Variation margin on swaps contracts	—	1,651	—
Forward sale contracts, at value (proceeds received $20,960,703, $75,495,391 and $0, respectively)	20,853,219	75,115,345	—
Payables:
Investments purchased on an extended-settlement basis	74,923,086	122,310,898	10,844,027
Fund shares redeemed	4,696,384	305,727	4,155,199
Upfront payments received on swap contracts	425,646	—	—
Management fees	203,351	84,270	150,580
Due to broker — upfront payment	45,701	—	—
Income distributions	30,085	108,069	75,397
Distribution and Service fees and Transfer Agency fees	25,207	14,900	45,347
Investments purchased	645	1,655	20,454,827
Due to broker	—	340,000	—
Accrued expenses	250,052	207,920	204,600

Total liabilities	103,567,276	198,583,409	35,929,977

Net Assets:
Paid-in capital	1,363,597,143	544,828,257	1,996,172,434
Total distributable loss	(99,252,573)	(74,720,099)	(9,078,721)

NET ASSETS	$1,264,344,570	$470,108,158	$1,987,093,713

Net Assets:
Class A	$53,488,081	$44,715,622	$70,861,790
Class C	1,855,179	2,992,468	—
Institutional	145,197,933	218,422,195	813,466,985
Service	—	15,339,056	—
Investor	36,566,558	26,568,754	294,103,087
Class R6	6,247,128	11,765,953	140,852,786
Class R	1,902,475	—	—
Class P	1,019,087,216	150,304,110	667,809,065
Total Net Assets	$1,264,344,570	$470,108,158	$1,987,093,713
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	5,468,825	4,758,810	7,009,894
Class C	189,734	321,059	—
Institutional	14,819,854	23,326,932	80,407,805
Service	—	1,640,050	—
Investor	3,733,385	2,824,303	29,077,238
Class R6	637,978	1,256,236	13,924,906
Class R	194,181	—	—
Class P	104,064,876	16,052,300	66,088,731
Net asset value, offering and redemption price per share:
Class A	$9.78	$9.40	$10.11
Class C	9.78	9.32	—
Institutional	9.80	9.36	10.12
Service	—	9.35	—
Investor	9.79	9.41	10.11
Class R6	9.79	9.37	10.12
Class R	9.80	—	—
Class P	9.79	9.36	10.10
(a)	Segregated for initial margin and/or collateral as follows:

Fund	Swaps	Forwards	TBA
Short Duration Bond Fund	$20,819,755	$1,900,000	$—
Short Duration Government Fund	383,454	—	320,000
(b)

Maximum public offering price per share for Class A Shares of the Short Duration Bond and Short Duration Government Funds is $9.93 and $9.54, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) September 30, 2024 (Unaudited)

U.S. Mortgages Fund

Assets:

Investments in unaffiliated issuers, at value (cost $286,704,749)	$281,918,292
Cash	2,064,356
Foreign currencies, at value (cost $1,155)	1,403
Unrealized gain on swap contracts	5,700
Variation margin on futures contracts	22,863
Variation margin on swaps contracts	197
Receivables:
Investments sold on an extended-settlement basis	125,985,215
Interest and dividends	582,384
Collateral on certain derivative contracts(a)	389,454
Fund shares sold	64,725
Reimbursement from investment adviser	8,945
Investments sold	142
Other assets	44,377

Total assets	411,088,053

Liabilities:
Written option contracts, at value (premium received $31,564)	33,278
Forward sale contracts, at value (proceeds received $61,636,816)	61,598,438
Payables:
Investments purchased on an extended-settlement basis	160,062,578
Fund shares redeemed	3,840,070
Upfront payments received on swap contracts	88,772
Income distributions	40,995
Management fees	26,383
Distribution and Service fees and Transfer Agency fees	4,972
Accrued expenses	152,187

Total liabilities	225,847,673

Net Assets:

Paid-in capital	227,557,734
Total distributable loss	(42,317,354)

NET ASSETS	$185,240,380
Net Assets:
Class A	$ 6,973,822
Institutional	42,398,986
Separate Account Institutional	90,842,636
Investor	30,063,378
Class R6	11,009,009
Class P	3,952,549
Total Net Assets	$185,240,380
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	761,738
Institutional	4,616,971
Separate Account Institutional	9,918,899
Investor	3,275,522
Class R6	1,199,456
Class P	430,777
Net asset value, offering and redemption price per share:(b)
Class A	$9.16
Institutional	9.18
Separate Account Institutional	9.16
Investor	9.18
Class R6	9.18
Class P	9.18
(a)	Segregated for initial margin and/or collateral as follows:

Fund	Swaps	TBA
U.S. Mortgages Fund	$149,454	$240,000
(b)

Maximum public offering price per share for Class A Shares of U.S. Mortgages Funds is $9.52. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations For the Six Months Ended September 30,2024 (Unaudited)

	Enhanced Income Fund	Government Income Fund	Inflation Protected Securities Fund

Investment Income:
Interest	$11,234,486	$2,180,848	$ 7,392,893
Dividends — affiliated issuers	180,988	27,250	37,790
Dividends — unaffiliated issuers	15,985	—	—

Total investment income	11,431,459	2,208,098	7,430,683

Expenses:

Management fees	650,785	328,399	317,957
Transfer Agency fees(a)	92,756	43,931	68,678
Custody, accounting and administrative services	83,955	69,158	53,167
Registration fees	58,737	61,798	58,624
Professional fees	46,935	48,719	59,640
Trustee fees	13,900	13,473	13,616
Printing and mailing costs	8,926	35,522	41,106
Distribution and Service (12b-1) fees(a)	8,426	98,495	87,996
Shareholder Administration fees — Service Class	5,526	23,240	—
Service fees — Class C	—	877	1,795
Other	10,318	6,330	5,523

Total expenses	980,264	729,942	708,102

Less — expense reductions	(62,075)	(282,448)	(179,362)

Net expenses	918,189	447,494	528,740

NET INVESTMENT INCOME	10,513,270	1,760,604	6,901,943

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(747,056)	(230,383)	(840,733)
Futures contracts	1,018,065	645,379	1,940,705
Swap contracts	(1,647,415)	(434,263)	(1,090,964)
Forward foreign currency exchange contracts	40,722	—	—
Foreign currency transactions	(14,206)	—	—
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	7,525,193	4,257,892	5,139,021
Futures contracts	266,586	13,704	76,363
Written options	(4,657)	(1,622)	(6,335)
Swap contracts	373,582	(109,637)	(527,691)
Forward foreign currency exchange contracts	(129,564)	—	—
Foreign currency translation	505	—	—

Net realized and unrealized gain	6,681,755	4,141,070	4,690,366

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,195,025	$5,901,674	$11,592,309

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Administration	Institutional	Service	Investor	Class R6	Class R	Class P
Enhanced Income Fund	$8,068	$—	$358	$—	$6,454	$—	$827	$33,384	$57	$1,673	$439	$—	$49,922
Government Income Fund	47,858	2,629	23,240	24,768	22,972	421	—	6,489	3,718	1,051	1,072	5,944	2,264
Inflation Protected Securities
Fund	37,390	5,384	—	45,222	17,947	861	—	10,000	—	9,660	16,921	10,853	2,436

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations (continued) For the Six Months Ended September 30, 2024 (Unaudited)

	Short Duration Bond Fund	Short Duration Government Fund	Short-Term Conservative Income Fund

Investment Income:

Interest	$27,143,714	$8,461,760	$49,837,761
Dividends — affiliated issuers	252,892	123,728	4,275,123
Dividends — unaffiliated issuers	450	—	—

Total investment income	27,397,056	8,585,488	54,112,884

Expenses:

Management fees	2,432,218	1,032,262	2,473,113
Transfer Agency fees(a)	233,954	116,757	493,936
Custody, accounting and administrative services	130,558	89,785	93,036
Distribution and Service (12b-1) fees(a)	72,914	92,591	44,318
Registration fees	68,250	56,386	82,094
Professional fees	62,112	49,677	62,488
Printing and mailing costs	30,754	25,606	44,601
Trustee fees	14,692	13,867	15,480
Service fees — Class C	2,358	4,283	—
Prime broker fees	2,047	—	—
Shareholder Administration fees — Service Class	—	19,129	—
Other	16,831	10,652	39,592

Total expenses	3,066,688	1,510,995	3,348,658

Less — expense reductions	(256,766)	(246,833)	(926,831)

Net expenses	2,809,922	1,264,162	2,421,827

NET INVESTMENT INCOME	24,587,134	7,321,326	51,691,057

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(2,024,170)	(1,972,804)	2,805,019
Purchased options	560,715	—	—
Futures contracts	3,909,115	(1,141,370)	—
Written options	(168,130)	—	—
Swap contracts	(2,870,230)	(1,625,410)	—
Forward foreign currency exchange contracts	247,147	—	—
Foreign currency transactions	12,357	—	—
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	24,438,034	13,332,486	4,479,701
Purchased options	(20,969)	—	—
Futures contracts	1,746,336	1,277,613	—
Written options	(52,288)	(4,547)	—
Swap contracts	2,858,482	(156,117)	—
Forward foreign currency exchange contracts	(636,965)	—	—
Foreign currency translation	1,941	—	—

Net realized and unrealized gain	28,001,375	9,709,851	7,284,720

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,588,509	$17,031,177	$58,975,777

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P

Short Duration Bond Fund	$62,956	$7,074	$—	$2,884	$30,219	$1,132	$28,042	$—	$22,585	$914	$692	$150,370
Short Duration Government Fund	60,612	12,850	19,129	—	29,094	2,056	42,564	3,061	15,475	2,228	—	22,279
Short-Term Conservative Income Fund	44,318	—	—	—	35,455	—	172,475	—	169,936	18,012	—	98,058

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations (continued) For the Six Months Ended September 30, 2024 (Unaudited)

U.S. Mortgages Fund

Investment Income:

Interest	$ 4,137,244
Dividends — affiliated issuers	31,050

Total investment income	4,168,294

Expenses:

Management fees	315,968
Registration fees	50,435
Professional fees	49,642
Custody, accounting and administrative services	47,866
Transfer Agency fees(a)	47,009
Printing and mailing costs	22,226
Trustee fees	13,543
Distribution and Service (12b-1) fees(a)	12,850
Other	7,151

Total expenses	566,690

Less — expense reductions	(123,291)

Net expenses	443,399

NET INVESTMENT INCOME	3,724,895

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	57,794
Futures contracts	166,659
Swap contracts	(328,322)
Foreign currency transactions	292
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	6,478,330
Futures contracts	24,198
Written options	(1,714)
Swap contracts	(64,224)
Foreign currency translation	236

Net realized and unrealized gain	6,333,249

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,058,144

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees	Transfer Agency Fees
Fund	Class A	Class A	Institutional	Separate Account Institutional	Investor	Class R6	Class P
U.S. Mortgages Fund	$12,850	$6,168	$8,131	$13,567	$16,627	$1,630	$886

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Enhanced Income Fund		Government Income Fund

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$ 10,513,270	$ 19,970,768	$ 1,760,604	$ 3,843,207

Net realized loss	(1,349,890)	(6,037,559)	(19,267)	(14,772,791)

Net change in unrealized gain	8,031,645	18,233,565	4,160,337	10,328,688

Net increase (decrease) in net assets resulting from operations	17,195,025	32,166,774	5,901,674	(600,896)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(204,904)	(410,224)	(508,652)	(1,013,069)

Class C Shares	—	—	(6,684)	(12,155)

Administration Shares	(78,310)	(176,355)	—	—

Institutional Shares	(3,374,764)	(7,277,906)	(481,388)	(1,101,957)

Service Shares	(5,082)	(8,365)	(229,322)	(440,906)

Investor Shares	(55,244)	(212,723)	(25,480)	(540,896)

Class R6 Shares	(59,384)	(154,303)	(106,304)	(204,191)

Class R Shares	—	—	(119,217)	(208,378)

Class P Shares	(6,748,893)	(11,463,714)	(224,502)	(241,215)

Return of capital:

Class A Shares	—	(2,126)	—	—

Administration Shares	—	(914)	—	—

Institutional Shares	—	(37,707)	—	—

Service Shares	—	(43)	—	—

Investor Shares	—	(1,102)	—	—

Class R6 Shares	—	(799)	—	—

Class P Shares	—	(59,393)	—	—

Total distributions to shareholders	(10,526,581)	(19,805,674)	(1,701,549)	(3,762,767)

From share transactions:

Proceeds from sales of shares	66,651,214	144,082,050	12,552,325	38,365,122

Reinvestment of distributions	10,462,945	19,636,458	1,639,165	3,622,854

Cost of shares redeemed	(84,294,054)	(265,644,479)	(18,097,732)	(129,999,172)

Net decrease in net assets resulting from share transactions	(7,179,895)	(101,925,971)	(3,906,242)	(88,011,196)

TOTAL INCREASE (DECREASE)	(511,451)	(89,564,871)	293,883	(92,374,859)

Net assets:

Beginning of period	524,465,253	614,030,124	125,428,677	217,803,536

End of period	$523,953,802	$524,465,253	$125,722,560	$125,428,677

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Inflation Protected Securities Fund		Short Duration Bond Fund

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$ 6,901,943	$ 11,612,913	$ 24,587,134	$ 45,222,080

Net realized gain (loss)	9,008	(42,163,119)	(333,196)	(37,727,825)

Net change in unrealized gain	4,681,358	29,620,512	28,334,571	54,556,899

Net increase (decrease) in net assets resulting from operations	11,592,309	(929,694)	52,588,509	62,051,154

Distributions to shareholders:

From distributable earnings:

Class A Shares	(777,668)	(1,483,347)	(961,508)	(1,438,521)

Class C Shares	(30,077)	(85,642)	(32,261)	(63,734)

Institutional Shares	(1,422,934)	(2,797,112)	(2,892,389)	(4,785,815)

Investor Shares	(424,367)	(1,102,194)	(765,878)	(1,793,693)

Class R6 Shares	(3,075,543)	(5,630,780)	(126,139)	(1,760,979)

Class R Shares	(475,048)	(659,600)	(20,580)	(670)

Class P Shares	(424,731)	(863,096)	(20,743,731)	(36,522,465)

Return of capital:

Class A Shares	—	(78,452)	—	—

Class C Shares	—	(4,530)	—	—

Institutional Shares	—	(147,936)	—	—

Investor Shares	—	(58,294)	—	—

Class R6 Shares	—	(297,805)	—	—

Class R Shares	—	(34,886)	—	—

Class P Shares	—	(45,648)	—	—

Total distributions to shareholders	(6,630,368)	(13,289,322)	(25,542,486)	(46,365,877)

From share transactions:

Proceeds from sales of shares	37,288,184	73,379,253	169,102,282	320,957,618

Reinvestment of distributions	5,899,970	12,034,843	25,358,815	46,004,487

Cost of shares redeemed	(48,801,591)	(192,705,116)	(192,066,836)	(599,029,889)

Net increase (decrease) in net assets resulting from share transactions	(5,613,437)	(107,291,020)	2,394,261	(232,067,784)

TOTAL INCREASE (DECREASE)	(651,496)	(121,510,036)	29,440,284	(216,382,507)

Net assets:

Beginning of period	246,167,784	367,677,820	1,234,904,286	1,451,286,793

End of period	$245,516,288	$246,167,784	$1,264,344,570	$1,234,904,286

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Short Duration Government Fund		Short-Term Conservative Income Fund

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$ 7,321,326	$ 15,195,367	$ 51,691,057	$ 105,732,321

Net realized gain (loss)	(4,739,584)	(2,929,364)	2,805,019	955,271

Net change in unrealized gain (loss)	14,449,435	(59,020)	4,479,701	9,319,898

Net increase in net assets resulting from operations	17,031,177	12,206,983	58,975,777	116,007,490

Distributions to shareholders:

From distributable earnings:

Class A Shares	(697,000)	(1,523,391)	(1,479,110)	(1,970,661)

Class C Shares	(42,426)	(111,142)	—	—

Administration Shares(a)	—	—	—	(1,183)

Preferred Shares(b)	—	—	—	(1,178)

Institutional Shares	(3,407,129)	(6,746,262)	(22,604,768)	(50,546,331)

Service Shares	(206,719)	(440,204)	—	—

Investor Shares	(402,304)	(967,428)	(7,306,470)	(13,192,691)

Class R6 Shares	(238,969)	(465,568)	(3,140,385)	(4,015,678)

Class P Shares	(2,385,222)	(5,135,551)	(17,162,594)	(36,065,618)

Total distributions to shareholders	(7,379,769)	(15,389,546)	(51,693,327)	(105,793,340)

From share transactions:

Proceeds from sales of shares	41,515,841	126,501,166	421,551,759	1,210,316,473

Reinvestment of distributions	6,680,771	13,970,147	51,176,508	102,969,697

Cost of shares redeemed	(66,565,805)	(196,932,889)	(460,846,594)	(1,463,311,006)

Net increase (decrease) in net assets resulting from share transactions	(18,369,193)	(56,461,576)	11,881,673	(150,024,836)

TOTAL INCREASE (DECREASE)	(8,717,785)	(59,644,139)	19,164,123	(139,810,686)

Net assets:

Beginning of period	478,825,943	538,470,082	1,967,929,590	2,107,740,276

End of period	$470,108,158	$478,825,943	$1,987,093,713	$1,967,929,590

(a)	At the close of business on January 12, 2024, Administration Shares of the Short-Term Conservative Income Fund were liquidated.
(b)	At the close of business on January 12, 2024, Preferred Shares of the Short-Term Conservative Income Fund were liquidated.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	U.S. Mortgages Fund

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$ 3,724,895	$ 7,517,999

Net realized loss	(103,577)	(7,874,779)

Net change in unrealized gain	6,436,826	1,953,537

Net increase in net assets resulting from operations	10,058,144	1,596,757

Distributions to shareholders:

From distributable earnings:

Class A Shares	(189,294)	(530,022)

Institutional Shares	(815,314)	(2,050,572)

Separate Account Institutional Shares	(1,819,192)	(3,640,075)

Investor Shares	(544,618)	(995,493)

Class R6 Shares	(218,514)	(564,162)

Class P Shares	(118,939)	(262,453)

Total distributions to shareholders	(3,705,871)	(8,042,777)

From share transactions:

Proceeds from sales of shares	11,294,783	41,088,749

Reinvestment of distributions	3,439,574	7,408,891

Cost of shares redeemed	(27,270,376)	(83,720,968)

Net decrease in net assets resulting from share transactions	(12,536,019)	(35,223,328)

TOTAL DECREASE	(6,183,746)	(41,669,348)

Net assets:

Beginning of period	191,424,126	233,093,474

End of period	$185,240,380	$191,424,126

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Enhanced Income Fund

	Class A Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.46		$9.25	$9.37	$9.56	$9.22	$9.45

Net investment income(a)	0.18		0.31	0.15	0.04	0.10	0.20

Net realized and unrealized gain (loss)	0.12		0.21	(0.05)	(0.18)	0.34	(0.24)

Total from investment operations	0.30		0.52	0.10	(0.14)	0.44	(0.04)

Distributions to shareholders from net investment income	(0.18)		(0.31)	(0.16)	(0.05)	(0.10)	(0.19)

Distributions to shareholders from net realized gains	—		—	(0.05)	—	—	—

Distributions to shareholders from return of capital	—		— (b)	(0.01)	—	—	—

Total distributions	(0.18)		(0.31)	(0.22)	(0.05)	(0.10)	(0.19)

Net asset value, end of period	$9.58		$9.46	$9.25	$9.37	$9.56	$9.22

Total return(c)	3.22%		5.65%	1.14%	(1.48)%	4.82%	(0.41)%

Net assets, end of period (in 000s)	$9,644		$11,649	$13,575	$25,272	$15,098	$10,456

Ratio of net expenses to average net assets	0.58	%(d)	0.58%	0.58%	0.57%	0.58%	0.59%

Ratio of total expenses to average net assets	0.61	%(d)	0.63%	0.60%	0.58%	0.61%	0.63%

Ratio of net investment income to average net assets	3.80	%(d)	3.29%	1.67%	0.46%	1.04%	2.08%

Portfolio turnover rate(e)	22%		23%	25%	17%	58%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Enhanced Income Fund

	Administration Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.47		$9.26	$9.38	$9.57	$9.23	$9.46

Net investment income(a)	0.18		0.31	0.16	0.04	0.09	0.19

Net realized and unrealized gain (loss)	0.12		0.20	(0.06)	(0.18)	0.35	(0.23)

Total from investment operations	0.30		0.51	0.10	(0.14)	0.44	(0.04)

Distributions to shareholders from net investment income	(0.18)		(0.30)	(0.16)	(0.05)	(0.10)	(0.19)

Distributions to shareholders from net realized gains	—		—	(0.05)	—	—	—

Distributions to shareholders from return of capital	—		— (b)	(0.01)	—	—	—

Total distributions	(0.18)		(0.30)	(0.22)	(0.05)	(0.10)	(0.19)

Net asset value, end of period	$9.59		$9.47	$9.26	$9.38	$9.57	$9.23

Total return(c)	3.21%		5.62%	1.12%	(1.50)%	4.79%	(0.42)%

Net assets, end of period (in 000s)	$4,030		$5,403	$4,992	$4,934	$16,333	$4,254

Ratio of net expenses to average net assets	0.60	%(d)	0.60%	0.60%	0.60%	0.59%	0.60%

Ratio of total expenses to average net assets	0.63	%(d)	0.65%	0.63%	0.60%	0.63%	0.64%

Ratio of net investment income to average net assets	3.77	%(d)	3.28%	1.74%	0.39%	0.97%	2.02%

Portfolio turnover rate(e)	22%		23%	25%	17%	58%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Enhanced Income Fund

	Institutional Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.44		$9.24	$9.36	$9.55	$9.21	$9.43

Net investment income(a)	0.19		0.33	0.17	0.06	0.12	0.22

Net realized and unrealized gain (loss)	0.13		0.20	(0.05)	(0.16)	0.35	(0.22)

Total from investment operations	0.32		0.53	0.12	(0.10)	0.47	—

Distributions to shareholders from net investment income	(0.19)		(0.33)	(0.18)	(0.09)	(0.13)	(0.22)

Distributions to shareholders from net realized gains	—		—	(0.05)	—	—	—

Distributions to shareholders from return of capital	—		— (b)	(0.01)	—	—	—

Total distributions	(0.19)		(0.33)	(0.24)	(0.09)	(0.13)	(0.22)

Net asset value, end of period	$9.57		$9.44	$9.24	$9.36	$9.55	$9.21

Total return(c)	3.45%		5.78%	1.37%	(1.26)%	5.18%	(0.17)%

Net assets, end of period (in 000s)	$173,578		$175,291	$242,734	$408,324	$299,844	$180,477

Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.34%	0.34%	0.35%

Ratio of total expenses to average net assets	0.38	%(d)	0.40%	0.37%	0.35%	0.38%	0.39%

Ratio of net investment income to average net assets	4.03	%(d)	3.50%	1.83%	0.68%	1.25%	2.30%

Portfolio turnover rate(e)	22%		23%	25%	17%	58%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Enhanced Income Fund

	Service Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2022(a)
			2024	2023

Per Share Data

Net asset value, beginning of period	$9.45		$9.24	$9.35	$9.49

Net investment income(b)	0.17		0.28	0.18	0.01

Net realized and unrealized gain (loss)	0.12		0.21	(0.09)	(0.15)

Total from investment operations	0.29		0.49	0.09	(0.14)

Distributions to shareholders from net investment income	(0.17)		(0.28)	(0.15)	—(c)

Distributions to shareholders from net realized gains	—		—	(0.05)	—

Distributions to shareholders from return of capital	—		— (d)	— (d)	—

Total distributions	(0.17)		(0.28)	(0.20)	—(c)

Net asset value, end of period	$9.57		$9.45	$9.24	$9.35

Total return(e)	3.08%		5.37%	0.87%	(1.23)%

Net assets, end of period (in 000s)	$287		$284	$275	$28

Ratio of net expenses to average net assets	0.85	%(f)	0.85%	0.85%	0.85%(f)

Ratio of total expenses to average net assets	0.87	%(f)	0.90%	0.89%	0.85%(f)

Ratio of net investment income to average net assets	3.54	%(f)	3.03%	1.98%	0.22%(f)

Portfolio turnover rate(g)	22%		23%	25%	17%

(a)	Commenced operations on December 10, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Amount is less than ($0.005) per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Enhanced Income Fund

	Investor Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.44		$9.23	$9.35	$9.54	$9.19	$9.42

Net investment income(a)	0.19		0.31	0.17	0.06	0.11	0.21

Net realized and unrealized gain (loss)	0.12		0.22	(0.05)	(0.17)	0.36	(0.23)

Total from investment operations	0.31		0.53	0.12	(0.11)	0.47	(0.02)

Distributions to shareholders from net investment income	(0.19)		(0.32)	(0.18)	(0.08)	(0.12)	(0.21)

Distributions to shareholders from net realized gains	—		—	(0.05)	—	—	—

Distributions to shareholders from return of capital	—		— (b)	(0.01)	—	—	—

Total distributions	(0.19)		(0.32)	(0.24)	(0.08)	(0.12)	(0.21)

Net asset value, end of period	$9.56		$9.44	$9.23	$9.35	$9.54	$9.19

Total return(c)	3.30%		5.81%	1.29%	(1.34)%	5.10%	(0.27)%

Net assets, end of period (in 000s)	$2,758		$3,499	$8,894	$11,980	$9,184	$6,875

Ratio of net expenses to average net assets	0.43	%(d)	0.43%	0.43%	0.42%	0.42%	0.44%

Ratio of total expenses to average net assets	0.46	%(d)	0.48%	0.46%	0.43%	0.46%	0.48%

Ratio of net investment income to average net assets	3.94	%(d)	3.38%	1.86%	0.60%	1.20%	2.21%

Portfolio turnover rate(e)	22%		23%	25%	17%	58%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Enhanced Income Fund

	Class R6 Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.45		$9.24	$9.36	$9.55	$9.21	$9.43

Net investment income(a)	0.19		0.33	0.17	0.06	0.13	0.22

Net realized and unrealized gain (loss)	0.12		0.21	(0.04)	(0.17)	0.34	(0.22)

Total from investment operations	0.31		0.54	0.13	(0.11)	0.47	—

Distributions to shareholders from net investment income	(0.19)		(0.33)	(0.19)	(0.08)	(0.13)	(0.22)

Distributions to shareholders from net realized gains	—		—	(0.05)	—	—	—

Distributions to shareholders from return of capital	—		— (b)	(0.01)	—	—	—

Total distributions	(0.19)		(0.33)	(0.25)	(0.08)	(0.13)	(0.22)

Net asset value, end of period	$9.57		$9.45	$9.24	$9.36	$9.55	$9.21

Total return(c)	3.34%		5.90%	1.38%	(1.25)%	5.19%	(0.16)%

Net assets, end of period (in 000s)	$2,827		$2,912	$6,539	$14,426	$36,558	$45,134

Ratio of net expenses to average net assets	0.34	%(d)	0.34%	0.34%	0.33%	0.33%	0.34%

Ratio of total expenses to average net assets	0.37	%(d)	0.39%	0.36%	0.34%	0.37%	0.38%

Ratio of net investment income to average net assets	4.04	%(d)	3.49%	1.87%	0.66%	1.34%	2.30%

Portfolio turnover rate(e)	22%		23%	25%	17%	58%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Enhanced Income Fund

	Class P Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.44		$9.24	$9.36	$9.55	$9.21	$9.43

Net investment income(a)	0.19		0.33	0.18	0.07	0.12	0.22

Net realized and unrealized gain (loss)	0.13		0.20	(0.05)	(0.18)	0.35	(0.22)

Total from investment operations	0.32		0.53	0.13	(0.11)	0.47	—

Distributions to shareholders from net investment income	(0.19)		(0.33)	(0.19)	(0.08)	(0.13)	(0.22)

Distributions to shareholders from net realized gains	—		—	(0.05)	—	—	—

Distributions to shareholders from return of capital	—		— (b)	(0.01)	—	—	—

Total distributions	(0.19)		(0.33)	(0.25)	(0.08)	(0.13)	(0.22)

Net asset value, end of period	$9.57		$9.44	$9.24	$9.36	$9.55	$9.21

Total return(c)	3.45%		5.79%	1.38%	(1.25)%	5.19%	(0.16)%

Net assets, end of period (in 000s)	$330,830		$325,427	$337,021	$593,178	$294,205	$152,713

Ratio of net expenses to average net assets	0.34	%(d)	0.34%	0.34%	0.33%	0.33%	0.34%

Ratio of total expenses to average net assets	0.37	%(d)	0.38%	0.37%	0.34%	0.37%	0.38%

Ratio of net investment income to average net assets	4.05	%(d)	3.54%	1.97%	0.71%	1.23%	2.31%

Portfolio turnover rate(e)	22%		23%	25%	17%	58%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Government Income Fund

	Class A Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.87		$13.11	$14.09	$15.14	$15.57	$14.58

Net investment income(a)	0.18		0.32	0.20	0.05	0.07	0.23

Net realized and unrealized gain (loss)	0.44		(0.25)	(0.96)	(0.77)	(0.35)	1.06

Total from investment operations	0.62		0.07	(0.76)	(0.72)	(0.28)	1.29

Distributions to shareholders from net investment income	(0.17)		(0.31)	(0.22)	(0.12)	(0.15)	(0.30)

Distributions to shareholders from net realized gains	—		—	—	(0.21)	—	—

Total distributions	(0.17)		(0.31)	(0.22)	(0.33)	(0.15)	(0.30)

Net asset value, end of period	$13.32		$12.87	$13.11	$14.09	$15.14	$15.57

Total return(b)	4.88%		0.56%	(5.38)%	(4.82)%	(1.73)%	8.83%

Net assets, end of period (in 000s)	$38,214		$39,366	$45,870	$56,679	$74,473	$75,282

Ratio of net expenses to average net assets	0.81	%(c)	0.82%	0.82%	0.83%	0.83%	0.89%

Ratio of total expenses to average net assets	1.28	%(c)	1.25%	1.12%	1.09%	1.07%	1.09%

Ratio of net investment income to average net assets	2.75	%(c)	2.46%	1.53%	0.35%	0.43%	1.54%

Portfolio turnover rate(d)	426%		602%	709%	578%	820%	943%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Government Income Fund

	Class C Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.87		$13.11	$14.09	$15.14	$15.57	$14.58

Net investment income (loss)(a)	0.13		0.22	0.10	(0.06)	(0.05)	0.11

Net realized and unrealized gain (loss)	0.43		(0.25)	(0.96)	(0.77)	(0.34)	1.07

Total from investment operations	0.56		(0.03)	(0.86)	(0.83)	(0.39)	1.18

Distributions to shareholders from net investment income	(0.12)		(0.21)	(0.12)	(0.01)	(0.04)	(0.19)

Distributions to shareholders from net realized gains	—		—	—	(0.21)	—	—

Total distributions	(0.12)		(0.21)	(0.12)	(0.22)	(0.04)	(0.19)

Net asset value, end of period	$13.31		$12.87	$13.11	$14.09	$15.14	$15.57

Total return(b)	4.41%		(0.18)%	(6.09)%	(5.52)%	(2.53)%	8.10%

Net assets, end of period (in 000s)	$813		$731	$840	$1,532	$2,420	$4,974

Ratio of net expenses to average net assets	1.56	%(c)	1.57%	1.57%	1.58%	1.58%	1.64%

Ratio of total expenses to average net assets	2.03	%(c)	2.00%	1.87%	1.84%	1.81%	1.84%

Ratio of net investment income (loss) to average net assets	2.00	%(c)	1.71%	0.73%	(0.41)%	(0.31)%	0.77%

Portfolio turnover rate(d)	426%		602%	709%	578%	820%	943%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Government Income Fund

	Institutional Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.85		$13.09	$14.07	$15.12	$15.54	$14.55

Net investment income(a)	0.20		0.35	0.23	0.10	0.12	0.27

Net realized and unrealized gain (loss)	0.44		(0.24)	(0.95)	(0.77)	(0.34)	1.06

Total from investment operations	0.64		0.11	(0.72)	(0.67)	(0.22)	1.33

Distributions to shareholders from net investment income	(0.19)		(0.35)	(0.26)	(0.17)	(0.20)	(0.34)

Distributions to shareholders from net realized gains	—		—	—	(0.21)	—	—

Total distributions	(0.19)		(0.35)	(0.26)	(0.38)	(0.20)	(0.34)

Net asset value, end of period	$13.30		$12.85	$13.09	$14.07	$15.12	$15.54

Total return(b)	5.05%		0.87%	(5.10)%	(4.47)%	(1.50)%	9.26%

Net assets, end of period (in 000s)	$32,152		$33,354	$47,454	$110,854	$148,150	$178,878

Ratio of net expenses to average net assets	0.50	%(c)	0.51%	0.51%	0.52%	0.52%	0.57%

Ratio of total expenses to average net assets	0.95	%(c)	0.92%	0.78%	0.76%	0.73%	0.75%

Ratio of net investment income to average net assets	3.06	%(c)	2.77%	1.71%	0.65%	0.74%	1.83%

Portfolio turnover rate(d)	426%		602%	709%	578%	820%	943%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Government Income Fund

	Service Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.84		$13.08	$14.05	$15.10	$15.52	$14.54

Net investment income(a)	0.17		0.29	0.18	0.02	0.04	0.20

Net realized and unrealized gain (loss)	0.43		(0.25)	(0.96)	(0.77)	(0.34)	1.05

Total from investment operations	0.60		0.04	(0.78)	(0.75)	(0.30)	1.25

Distributions to shareholders from net investment income	(0.16)		(0.28)	(0.19)	(0.09)	(0.12)	(0.27)

Distributions to shareholders from net realized gains	—		—	—	(0.21)	—	—

Total distributions	(0.16)		(0.28)	(0.19)	(0.30)	(0.12)	(0.27)

Net asset value, end of period	$13.28		$12.84	$13.08	$14.05	$15.10	$15.52

Total return(b)	4.71%		0.37%	(5.51)%	(5.02)%	(1.93)%	8.66%

Net assets, end of period (in 000s)	$18,813		$18,858	$21,311	$27,085	$32,692	$39,122

Ratio of net expenses to average net assets	1.00	%(c)	1.01%	1.01%	1.02%	1.02%	1.07%

Ratio of total expenses to average net assets	1.45	%(c)	1.42%	1.29%	1.26%	1.23%	1.25%

Ratio of net investment income to average net assets	2.56	%(c)	2.27%	1.34%	0.16%	0.25%	1.33%

Portfolio turnover rate(d)	426%		602%	709%	578%	820%	943%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Government Income Fund

	Investor Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.87		$13.11	$14.09	$15.13	$15.56	$14.57

Net investment income(a)	0.19		0.33	0.24	0.10	0.11	0.25

Net realized and unrealized gain (loss)	0.45		(0.23)	(0.97)	(0.77)	(0.35)	1.07

Total from investment operations	0.64		0.10	(0.73)	(0.67)	(0.24)	1.32

Distributions to shareholders from net investment income	(0.19)		(0.34)	(0.25)	(0.16)	(0.19)	(0.33)

Distributions to shareholders from net realized gains	—		—	—	(0.21)	—	—

Total distributions	(0.19)		(0.34)	(0.25)	(0.37)	(0.19)	(0.33)

Net asset value, end of period	$13.32		$12.87	$13.11	$14.09	$15.13	$15.56

Total return(b)	5.01%		0.81%	(5.14)%	(4.52)%	(1.55)%	9.18%

Net assets, end of period (in 000s)	$1,571		$2,095	$77,074	$72,599	$6,459	$8,383

Ratio of net expenses to average net assets	0.56	%(c)	0.56%	0.57%	0.58%	0.58%	0.62%

Ratio of total expenses to average net assets	1.03	%(c)	0.91%	0.87%	0.85%	0.81%	0.83%

Ratio of net investment income to average net assets	3.01	%(c)	2.56%	1.82%	0.67%	0.71%	1.68%

Portfolio turnover rate(d)	426%		602%	709%	578%	820%	943%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Government Income Fund

	Class R6 Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.85		$13.09	$14.07	$15.11	$15.54	$14.55

Net investment income(a)	0.20		0.36	0.24	0.10	0.12	0.27

Net realized and unrealized gain (loss)	0.43		(0.25)	(0.96)	(0.76)	(0.35)	1.07

Total from investment operations	0.63		0.11	(0.72)	(0.66)	(0.23)	1.34

Distributions to shareholders from net investment income	(0.19)		(0.35)	(0.26)	(0.17)	(0.20)	(0.35)

Distributions to shareholders from net realized gains	—		—	—	(0.21)	—	—

Total distributions	(0.19)		(0.35)	(0.26)	(0.38)	(0.20)	(0.35)

Net asset value, end of period	$13.29		$12.85	$13.09	$14.07	$15.11	$15.54

Total return(b)	4.98%		0.88%	(5.09)%	(4.46)%	(1.49)%	9.27%

Net assets, end of period (in 000s)	$7,134		$8,112	$7,199	$8,722	$10,019	$9,187

Ratio of net expenses to average net assets	0.49	%(c)	0.50%	0.50%	0.51%	0.51%	0.56%

Ratio of total expenses to average net assets	0.94	%(c)	0.92%	0.78%	0.75%	0.72%	0.74%

Ratio of net investment income to average net assets	3.07	%(c)	2.79%	1.85%	0.67%	0.75%	1.84%

Portfolio turnover rate(d)	426%		602%	709%	578%	820%	943%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Government Income Fund

	Class R Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.86		$13.10	$14.08	$15.12	$15.55	$14.56

Net investment income(a)	0.16		0.28	0.17	0.01	0.03	0.19

Net realized and unrealized gain (loss)	0.44		(0.24)	(0.96)	(0.75)	(0.35)	1.06

Total from investment operations	0.60		0.04	(0.79)	(0.74)	(0.32)	1.25

Distributions to shareholders from net investment income	(0.16)		(0.28)	(0.19)	(0.09)	(0.11)	(0.26)

Distributions to shareholders from net realized gains	—		—	—	(0.21)	—	—

Total distributions	(0.16)		(0.28)	(0.19)	(0.30)	(0.11)	(0.26)

Net asset value, end of period	$13.30		$12.86	$13.10	$14.08	$15.12	$15.55

Total return(b)	4.68%		0.31%	(5.62)%	(5.00)%	(2.05)%	8.64%

Net assets, end of period (in 000s)	$10,083		$9,954	$9,963	$10,753	$14,021	$18,424

Ratio of net expenses to average net assets	1.06	%(c)	1.07%	1.07%	1.08%	1.08%	1.14%

Ratio of total expenses to average net assets	1.53	%(c)	1.51%	1.37%	1.34%	1.32%	1.34%

Ratio of net investment income to average net assets	2.50	%(c)	2.22%	1.29%	0.10%	0.19%	1.27%

Portfolio turnover rate(d)	426%		602%	709%	578%	820%	943%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Government Income Fund

	Class P Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.85		$13.09	$14.07	$15.11	$15.54	$14.55

Net investment income(a)	0.20		0.36	0.25	0.10	0.12	0.27

Net realized and unrealized gain (loss)	0.43		(0.25)	(0.97)	(0.76)	(0.35)	1.07

Total from investment operations	0.63		0.11	(0.72)	(0.66)	(0.23)	1.34

Distributions to shareholders from net investment income	(0.19)		(0.35)	(0.26)	(0.17)	(0.20)	(0.35)

Distributions to shareholders from net realized gains	—		—	—	(0.21)	—	—

Total distributions	(0.19)		(0.35)	(0.26)	(0.38)	(0.20)	(0.35)

Net asset value, end of period	$13.29		$12.85	$13.09	$14.07	$15.11	$15.54

Total return(b)	4.98%		0.88%	(5.09)%	(4.46)%	(1.42)%	9.20%

Net assets, end of period (in 000s)	$16,942		$12,960	$8,092	$9,106	$13,725	$14,227

Ratio of net expenses to average net assets	0.49	%(c)	0.49%	0.50%	0.52%	0.51%	0.56%

Ratio of total expenses to average net assets	0.94	%(c)	0.92%	0.78%	0.75%	0.72%	0.74%

Ratio of net investment income to average net assets	3.07	%(c)	2.79%	1.86%	0.66%	0.75%	1.83%

Portfolio turnover rate(d)	426%		602%	709%	578%	820%	943%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Inflation Protected Securities Fund

	Class A Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.38		$9.82	$11.16	$11.35	$10.72	$10.37

Net investment income(a)	0.26		0.35	0.54	0.57	0.10	0.26

Net realized and unrealized gain (loss)	0.18		(0.37)	(1.27)	(0.14)	0.62	0.35

Total from investment operations	0.44		(0.02)	(0.73)	0.43	0.72	0.61

Distributions to shareholders from net investment income	(0.25)		(0.40)	(0.58)	(0.52)	(0.09)	(0.26)

Distributions to shareholders from net realized gains	—		—	(0.03)	(0.10)	—	—

Distributions to shareholders from return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.25)		(0.42)	(0.61)	(0.62)	(0.09)	(0.26)

Net asset value, end of period	$9.57		$9.38	$9.82	$11.16	$11.35	$10.72

Total return(b)	4.75%		(0.17)%	(6.36)%	3.65%	6.72%	5.90%

Net assets, end of period (in 000s)	$28,594		$33,182	$43,635	$61,867	$69,090	$52,041

Ratio of net expenses to average net assets	0.67	%(c)	0.68%	0.67%	0.67%	0.67%	0.69%

Ratio of total expenses to average net assets	0.82	%(c)	0.79%	0.74%	0.71%	0.75%	0.76%

Ratio of net investment income to average net assets	5.47	%(c)	3.64%	5.32%	4.89%	0.86%	2.41%

Portfolio turnover rate(d)	119%		165%	38%	62%	51%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Inflation Protected Securities Fund

	Class C Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.15		$9.57	$10.89	$11.12	$10.54	$10.19

Net investment income(a)	0.23		0.27	0.45	0.45	— (b)	0.20

Net realized and unrealized gain (loss)	0.16		(0.36)	(1.23)	(0.12)	0.63	0.32

Total from investment operations	0.39		(0.09)	(0.78)	0.33	0.63	0.52

Distributions to shareholders from net investment income	(0.21)		(0.31)	(0.51)	(0.46)	(0.05)	(0.17)

Distributions to shareholders from net realized gains	—		—	(0.03)	(0.10)	—	—

Distributions to shareholders from return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.21)		(0.33)	(0.54)	(0.56)	(0.05)	(0.17)

Net asset value, end of period	$9.33		$9.15	$9.57	$10.89	$11.12	$10.54

Total return(c)	4.31%		(0.86)%	(7.12)%	2.91%	6.01%	5.13%

Net assets, end of period (in 000s)	$1,201		$1,584	$3,498	$4,327	$2,374	$2,160

Ratio of net expenses to average net assets	1.42	%(d)	1.43%	1.42%	1.42%	1.42%	1.44%

Ratio of total expenses to average net assets	1.57	%(d)	1.54%	1.49%	1.46%	1.50%	1.51%

Ratio of net investment income to average net assets	4.90	%(d)	2.94%	4.58%	4.00%	0.03%	1.96%

Portfolio turnover rate(e)	119%		165%	38%	62%	51%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Inflation Protected Securities Fund

	Institutional Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.53		$9.97	$11.31	$11.50	$10.86	$10.50

Net investment income(a)	0.27		0.39	0.62	0.61	0.14	0.30

Net realized and unrealized gain (loss)	0.20		(0.38)	(1.32)	(0.14)	0.63	0.35

Total from investment operations	0.47		0.01	(0.70)	0.47	0.77	0.65

Distributions to shareholders from net investment income	(0.27)		(0.43)	(0.61)	(0.56)	(0.13)	(0.29)

Distributions to shareholders from net realized gains	—		—	(0.03)	(0.10)	—	—

Distributions to shareholders from return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.27)		(0.45)	(0.64)	(0.66)	(0.13)	(0.29)

Net asset value, end of period	$9.73		$9.53	$9.97	$11.31	$11.50	$10.86

Total return(b)	4.96%		0.16%	(6.05)%	4.04%	7.06%	6.27%

Net assets, end of period (in 000s)	$52,149		$45,678	$86,504	$170,776	$194,076	$168,248

Ratio of net expenses to average net assets	0.34	%(c)	0.35%	0.34%	0.34%	0.34%	0.35%

Ratio of total expenses to average net assets	0.49	%(c)	0.46%	0.41%	0.38%	0.41%	0.42%

Ratio of net investment income to average net assets	5.61	%(c)	4.01%	6.06%	5.16%	1.18%	2.78%

Portfolio turnover rate(d)	119%		165%	38%	62%	51%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Inflation Protected Securities Fund

	Investor Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.46		$9.89	$11.24	$11.43	$10.79	$10.43

Net investment income(a)	0.28		0.38	0.61	0.60	0.14	0.27

Net realized and unrealized gain (loss)	0.17		(0.37)	(1.33)	(0.14)	0.62	0.37

Total from investment operations	0.45		0.01	(0.72)	0.46	0.76	0.64

Distributions to shareholders from net investment income	(0.26)		(0.42)	(0.60)	(0.55)	(0.12)	(0.28)

Distributions to shareholders from net realized gains	—		—	(0.03)	(0.10)	—	—

Distributions to shareholders from return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.26)		(0.44)	(0.63)	(0.65)	(0.12)	(0.28)

Net asset value, end of period	$9.65		$9.46	$9.89	$11.24	$11.43	$10.79

Total return(b)	4.84%		0.17%	(6.17)%	3.90%	7.03%	6.13%

Net assets, end of period (in 000s)	$15,298		$17,699	$43,039	$77,500	$74,650	$26,970

Ratio of net expenses to average net assets	0.42	%(c)	0.43%	0.42%	0.42%	0.42%	0.44%

Ratio of total expenses to average net assets	0.57	%(c)	0.54%	0.49%	0.46%	0.49%	0.51%

Ratio of net investment income to average net assets	5.79	%(c)	4.00%	5.98%	5.16%	1.21%	2.52%

Portfolio turnover rate(d)	119%		165%	38%	62%	51%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Inflation Protected Securities Fund

	Class R6 Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.52		$9.96	$11.30	$11.50	$10.85	$10.49

Net investment income(a)	0.28		0.37	0.56	0.60	0.15	0.29

Net realized and unrealized gain (loss)	0.19		(0.36)	(1.26)	(0.14)	0.63	0.36

Total from investment operations	0.47		0.01	(0.70)	0.46	0.78	0.65

Distributions to shareholders from net investment income	(0.27)		(0.43)	(0.61)	(0.56)	(0.13)	(0.29)

Distributions to shareholders from net realized gains	—		—	(0.03)	(0.10)	—	—

Distributions to shareholders from return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.27)		(0.45)	(0.64)	(0.66)	(0.13)	(0.29)

Net asset value, end of period	$9.72		$9.52	$9.96	$11.30	$11.50	$10.85

Total return(b)	4.97%		0.17%	(6.02)%	3.96%	7.17%	6.29%

Net assets, end of period (in 000s)	$112,373		$115,887	$147,866	$150,116	$107,354	$50,987

Ratio of net expenses to average net assets	0.33	%(c)	0.34%	0.33%	0.33%	0.33%	0.34%

Ratio of total expenses to average net assets	0.48	%(c)	0.45%	0.40%	0.37%	0.40%	0.41%

Ratio of net investment income to average net assets	5.78	%(c)	3.88%	5.50%	5.14%	1.27%	2.72%

Portfolio turnover rate(d)	119%		165%	38%	62%	51%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Inflation Protected Securities Fund

	Class R Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.32		$9.76	$11.09	$11.29	$10.67	$10.32

Net investment income(a)	0.23		0.31	0.49	0.53	0.06	0.22

Net realized and unrealized gain (loss)	0.20		(0.36)	(1.24)	(0.13)	0.63	0.37

Total from investment operations	0.43		(0.05)	(0.75)	0.40	0.69	0.59

Distributions to shareholders from net investment income	(0.24)		(0.37)	(0.55)	(0.50)	(0.07)	(0.24)

Distributions to shareholders from net realized gains	—		—	(0.03)	(0.10)	—	—

Distributions to shareholders from return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.24)		(0.39)	(0.58)	(0.60)	(0.07)	(0.24)

Net asset value, end of period	$9.51		$9.32	$9.76	$11.09	$11.29	$10.67

Total return(b)	4.67%		(0.41)%	(6.63)%	3.45%	6.43%	5.71%

Net assets, end of period (in 000s)	$19,424		$15,553	$16,584	$18,525	$17,052	$17,663

Ratio of net expenses to average net assets	0.92	%(c)	0.93%	0.92%	0.92%	0.92%	0.94%

Ratio of total expenses to average net assets	1.07	%(c)	1.04%	0.99%	0.96%	1.00%	1.01%

Ratio of net investment income to average net assets	4.96	%(c)	3.29%	4.88%	4.63%	0.54%	2.08%

Portfolio turnover rate(d)	119%		165%	38%	62%	51%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Inflation Protected Securities Fund

	Class P Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.53		$9.96	$11.31	$11.50	$10.86	$10.49

Net investment income(a)	0.28		0.39	0.58	0.60	0.16	0.32

Net realized and unrealized gain (loss)	0.18		(0.37)	(1.29)	(0.13)	0.61	0.34

Total from investment operations	0.46		0.02	(0.71)	0.47	0.77	0.66

Distributions to shareholders from net investment income	(0.27)		(0.43)	(0.61)	(0.56)	(0.13)	(0.29)

Distributions to shareholders from net realized gains	—		—	(0.03)	(0.10)	—	—

Distributions to shareholders from return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.27)		(0.45)	(0.64)	(0.66)	(0.13)	(0.29)

Net asset value, end of period	$9.72		$9.53	$9.96	$11.31	$11.50	$10.86

Total return(b)	4.86%		0.27%	(6.11)%	4.05%	7.07%	6.38%

Net assets, end of period (in 000s)	$16,477		$16,584	$26,552	$35,167	$49,767	$30,975

Ratio of net expenses to average net assets	0.33	%(c)	0.34%	0.33%	0.33%	0.33%	0.34%

Ratio of total expenses to average net assets	0.48	%(c)	0.45%	0.40%	0.37%	0.40%	0.40%

Ratio of net investment income to average net assets	5.78	%(c)	4.01%	5.69%	5.15%	1.36%	3.01%

Portfolio turnover rate(d)	119%		165%	38%	62%	51%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Bond Fund

	Class A Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.57		$9.44	$9.72	$10.15	$9.68	$9.80

Net investment income(a)	0.18		0.28	0.20	0.06	0.12	0.21

Net realized and unrealized gain (loss)	0.21		0.14	(0.26)	(0.38)	0.53	(0.08)

Total from investment operations	0.39		0.42	(0.06)	(0.32)	0.65	0.13

Distributions to shareholders from net investment income	(0.18)		(0.29)	(0.13)	(0.07)	(0.17)	(0.21)

Distributions to shareholders from net realized gains	—		—	—	(0.01)	— (b)	—

Distributions to shareholders from return of capital	—		—	(0.09)	(0.03)	(0.01)	(0.04)

Total distributions	(0.18)		(0.29)	(0.22)	(0.11)	(0.18)	(0.25)

Net asset value, end of period	$9.78		$9.57	$9.44	$9.72	$10.15	$9.68

Total return(c)	4.16%		4.55%	(0.63)%	(3.24)%	6.64%	1.41%

Net assets, end of period (in 000s)	$53,488		$47,737	$48,018	$64,658	$82,370	$14,107

Ratio of net expenses to average net assets	0.76	%(d)	0.75%	0.74%	0.73%	0.75%	0.79%

Ratio of total expenses to average net assets	0.81	%(d)	0.81%	0.80%	0.78%	0.80%	0.86%

Ratio of net investment income to average net assets	3.66	%(d)	3.01%	2.10%	0.59%	1.21%	2.13%

Portfolio turnover rate(e)	131%		286%	181%	240%	253%	192%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Bond Fund

	Class C Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.57		$9.44	$9.72	$10.15	$9.68	$9.81

Net investment income(a)	0.16		0.25	0.16	0.02	0.09	0.18

Net realized and unrealized gain (loss)	0.21		0.14	(0.26)	(0.38)	0.52	(0.10)

Total from investment operations	0.37		0.39	(0.10)	(0.36)	0.61	0.08

Distributions to shareholders from net investment income	(0.16)		(0.26)	(0.10)	(0.04)	(0.13)	(0.18)

Distributions to shareholders from net realized gains	—		—	—	(0.01)	— (b)	—

Distributions to shareholders from return of capital	—		—	(0.08)	(0.02)	(0.01)	(0.03)

Total distributions	(0.16)		(0.26)	(0.18)	(0.07)	(0.14)	(0.21)

Net asset value, end of period	$9.78		$9.57	$9.44	$9.72	$10.15	$9.68

Total return(c)	4.06%		4.03%	(1.02)%	(3.63)%	6.22%	0.91%

Net assets, end of period (in 000s)	$1,855		$1,922	$2,810	$2,895	$2,556	$1,283

Ratio of net expenses to average net assets	1.16	%(d)	1.15%	1.14%	1.12%	1.15%	1.19%

Ratio of total expenses to average net assets	1.56	%(d)	1.56%	1.55%	1.53%	1.55%	1.61%

Ratio of net investment income to average net assets	3.26	%(d)	2.60%	1.72%	0.21%	0.88%	1.81%

Portfolio turnover rate(e)	131%		286%	181%	240%	253%	192%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Bond Fund

	Institutional Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.59		$9.46	$9.74	$10.17	$9.70	$9.82

Net investment income(a)	0.19		0.31	0.23	0.09	0.16	0.26

Net realized and unrealized gain (loss)	0.22		0.14	(0.26)	(0.38)	0.53	(0.09)

Total from investment operations	0.41		0.45	(0.03)	(0.29)	0.69	0.17

Distributions to shareholders from net investment income	(0.20)		(0.32)	(0.15)	(0.09)	(0.21)	(0.25)

Distributions to shareholders from net realized gains	—		—	—	(0.01)	— (b)	—

Distributions to shareholders from return of capital	—		—	(0.10)	(0.04)	(0.01)	(0.04)

Total distributions	(0.20)		(0.32)	(0.25)	(0.14)	(0.22)	(0.29)

Net asset value, end of period	$9.80		$9.59	$9.46	$9.74	$10.17	$9.70

Total return(c)	4.43%		4.76%	(0.31)%	(2.92)%	6.99%	1.76%

Net assets, end of period (in 000s)	$145,198		$131,635	$150,768	$172,910	$276,641	$48,689

Ratio of net expenses to average net assets	0.44	%(d)	0.44%	0.43%	0.41%	0.42%	0.45%

Ratio of total expenses to average net assets	0.48	%(d)	0.48%	0.47%	0.45%	0.47%	0.52%

Ratio of net investment income to average net assets	3.97	%(d)	3.32%	2.46%	0.89%	1.58%	2.57%

Portfolio turnover rate(e)	131%		286%	181%	240%	253%	192%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Bond Fund

	Investor Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.58		$9.46	$9.74	$10.16	$9.70	$9.82

Net investment income(a)	0.19		0.31	0.24	0.09	0.15	0.24

Net realized and unrealized gain (loss)	0.22		0.13	(0.28)	(0.37)	0.52	(0.08)

Total from investment operations	0.41		0.44	(0.04)	(0.28)	0.67	0.16

Distributions to shareholders from net investment income	(0.20)		(0.32)	(0.14)	(0.09)	(0.20)	(0.24)

Distributions to shareholders from net realized gains	—		—	—	(0.01)	— (b)	—

Distributions to shareholders from return of capital	—		—	(0.10)	(0.04)	(0.01)	(0.04)

Total distributions	(0.20)		(0.32)	(0.24)	(0.14)	(0.21)	(0.28)

Net asset value, end of period	$9.79		$9.58	$9.46	$9.74	$10.16	$9.70

Total return(c)	4.29%		4.70%	(0.37)%	(2.89)%	6.90%	1.56%

Net assets, end of period (in 000s)	$36,567		$40,149	$64,060	$23,825	$25,579	$4,337

Ratio of net expenses to average net assets	0.51	%(d)	0.50%	0.49%	0.47%	0.50%	0.54%

Ratio of total expenses to average net assets	0.56	%(d)	0.56%	0.55%	0.53%	0.55%	0.61%

Ratio of net investment income to average net assets	3.91	%(d)	3.25%	2.50%	0.85%	1.46%	2.43%

Portfolio turnover rate(e)	131%		286%	181%	240%	253%	192%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Bond Fund

	Class R6 Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.58		$9.45	$9.73	$10.16	$9.69	$9.82

Net investment income(a)	0.19		0.30	0.23	0.11	0.16	0.26

Net realized and unrealized gain (loss)	0.22		0.15	(0.26)	(0.40)	0.53	(0.10)

Total from investment operations	0.41		0.45	(0.03)	(0.29)	0.69	0.16

Distributions to shareholders from net investment income	(0.20)		(0.32)	(0.15)	(0.09)	(0.21)	(0.25)

Distributions to shareholders from net realized gains	—		—	—	(0.01)	— (b)	—

Distributions to shareholders from return of capital	—		—	(0.10)	(0.04)	(0.01)	(0.04)

Total distributions	(0.20)		(0.32)	(0.25)	(0.14)	(0.22)	(0.29)

Net asset value, end of period	$9.79		$9.58	$9.45	$9.73	$10.16	$9.69

Total return(c)	4.33%		4.88%	(0.31)%	(2.92)%	7.00%	1.66%

Net assets, end of period (in 000s)	$6,247		$6,065	$81,479	$56,824	$7,944	$1,085

Ratio of net expenses to average net assets	0.44	%(d)	0.43%	0.42%	0.40%	0.41%	0.44%

Ratio of total expenses to average net assets	0.47	%(d)	0.47%	0.46%	0.44%	0.46%	0.51%

Ratio of net investment income to average net assets	3.98	%(d)	3.24%	2.47%	1.07%	1.57%	2.56%

Portfolio turnover rate(e)	131%		286%	181%	240%	253%	192%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Bond Fund

	Class R Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.59		$9.46	$9.74	$10.16	$9.70	$9.82

Net investment income(a)	0.17		0.26	0.17	0.04	0.11	0.19

Net realized and unrealized gain (loss)	0.21		0.14	(0.26)	(0.38)	0.51	(0.08)

Total from investment operations	0.38		0.40	(0.09)	(0.34)	0.62	0.11

Distributions to shareholders from net investment income	(0.17)		(0.27)	(0.11)	(0.05)	(0.15)	(0.20)

Distributions to shareholders from net realized gains	—		—	—	(0.01)	— (b)	—

Distributions to shareholders from return of capital	—		—	(0.08)	(0.02)	(0.01)	(0.03)

Total distributions	(0.17)		(0.27)	(0.19)	(0.08)	(0.16)	(0.23)

Net asset value, end of period	$9.80		$9.59	$9.46	$9.74	$10.16	$9.70

Total return(c)	4.03%		4.30%	(0.87)%	(3.38)%	6.37%	1.06%

Net assets, end of period (in 000s)	$1,902		$25	$30	$161	$184	$138

Ratio of net expenses to average net assets	1.01	%(d)	1.00%	0.99%	0.97%	0.99%	1.04%

Ratio of total expenses to average net assets	1.06	%(d)	1.05%	1.05%	1.03%	1.05%	1.11%

Ratio of net investment income to average net assets	3.41	%(d)	2.77%	1.82%	0.38%	1.03%	1.94%

Portfolio turnover rate(e)	131%		286%	181%	240%	253%	192%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Bond Fund

	Class P Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.58		$9.45	$9.74	$10.16	$9.70	$9.82

Net investment income(a)	0.19		0.32	0.22	0.09	0.16	0.25

Net realized and unrealized gain (loss)	0.22		0.13	(0.26)	(0.37)	0.52	(0.08)

Total from investment operations	0.41		0.45	(0.04)	(0.28)	0.68	0.17

Distributions to shareholders from net investment income	(0.20)		(0.32)	(0.15)	(0.09)	(0.21)	(0.25)

Distributions to shareholders from net realized gains	—		—	—	(0.01)	— (b)	—

Distributions to shareholders from return of capital	—		—	(0.10)	(0.04)	(0.01)	(0.04)

Total distributions	(0.20)		(0.32)	(0.25)	(0.14)	(0.22)	(0.29)

Net asset value, end of period	$9.79		$9.58	$9.45	$9.74	$10.16	$9.70

Total return(c)	4.33%		4.77%	(0.30)%	(2.82)%	7.00%	1.66%

Net assets, end of period (in 000s)	$1,019,087		$1,007,371	$1,104,122	$2,148,459	$2,080,421	$743,258

Ratio of net expenses to average net assets	0.44	%(d)	0.43%	0.42%	0.40%	0.41%	0.44%

Ratio of total expenses to average net assets	0.47	%(d)	0.47%	0.46%	0.44%	0.46%	0.51%

Ratio of net investment income to average net assets	3.98	%(d)	3.33%	2.37%	0.94%	1.61%	2.53%

Portfolio turnover rate(e)	131%		286%	181%	240%	253%	192%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Government Fund

	Class A Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.20		$9.26	$9.52	$10.00	$9.97	$9.77

Net investment income (loss)(a)	0.13		0.25	0.14	(0.04)	0.01	0.13

Net realized and unrealized gain (loss)	0.20		(0.05)	(0.25)	(0.41)	0.11	0.27

Total from investment operations	0.33		0.20	(0.11)	(0.45)	0.12	0.40

Distributions to shareholders from net investment income	(0.13)		(0.26)	(0.15)	(0.03)	(0.09)	(0.20)

Net asset value, end of period	$9.40		$9.20	$9.26	$9.52	$10.00	$9.97

Total return(b)	3.54%		2.26%	(1.22)%	(4.39)%	1.17%	4.16%

Net assets, end of period (in 000s)	$44,716		$51,300	$60,857	$70,980	$105,604	$90,469

Ratio of net expenses to average net assets	0.81	%(c)	0.81%	0.81%	0.81%	0.79%	0.82%

Ratio of total expenses to average net assets	0.92	%(c)	0.92%	0.90%	0.88%	0.87%	0.90%

Ratio of net investment income (loss) to average net assets	2.85	%(c)	2.74%	1.48%	(0.39)%	0.13%	1.34%

Portfolio turnover rate(d)	551%		782%	655%	466%	566%	479%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Government Fund

	Class C Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.13		$9.18	$9.45	$9.93	$9.90	$9.70

Net investment income (loss)(a)	0.11		0.21	0.10	(0.08)	(0.02)	0.09

Net realized and unrealized gain (loss)	0.19		(0.04)	(0.26)	(0.39)	0.10	0.27

Total from investment operations	0.30		0.17	(0.16)	(0.47)	0.08	0.36

Distributions to shareholders from net investment income	(0.11)		(0.22)	(0.11)	(0.01)	(0.05)	(0.16)

Net asset value, end of period	$9.32		$9.13	$9.18	$9.45	$9.93	$9.90

Total return(b)	3.35%		1.85%	(1.64)%	(4.77)%	0.77%	3.76%

Net assets, end of period (in 000s)	$2,992		$3,783	$6,088	$8,916	$13,685	$12,958

Ratio of net expenses to average net assets	1.21	%(c)	1.21%	1.21%	1.21%	1.19%	1.22%

Ratio of total expenses to average net assets	1.67	%(c)	1.67%	1.65%	1.63%	1.62%	1.65%

Ratio of net investment income (loss) to average net assets	2.45	%(c)	2.33%	1.06%	(0.78)%	(0.25)%	0.95%

Portfolio turnover rate(d)	551%		782%	655%	466%	566%	479%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Government Fund

	Institutional Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.17		$9.23	$9.49	$9.97	$9.93	$9.74

Net investment income (loss)(a)	0.15		0.28	0.17	(0.01)	0.04	0.17

Net realized and unrealized gain (loss)	0.19		(0.06)	(0.25)	(0.41)	0.12	0.26

Total from investment operations	0.34		0.22	(0.08)	(0.42)	0.16	0.43

Distributions to shareholders from net investment income	(0.15)		(0.28)	(0.18)	(0.06)	(0.12)	(0.24)

Net asset value, end of period	$9.36		$9.17	$9.23	$9.49	$9.97	$9.93

Total return(b)	3.72%		2.48%	(0.80)%	(4.09)%	1.51%	4.41%

Net assets, end of period (in 000s)	$218,422		$215,245	$225,558	$305,174	$510,541	$348,655

Ratio of net expenses to average net assets	0.48	%(c)	0.48%	0.48%	0.48%	0.46%	0.48%

Ratio of total expenses to average net assets	0.58	%(c)	0.59%	0.57%	0.55%	0.54%	0.56%

Ratio of net investment income (loss) to average net assets	3.18	%(c)	3.07%	1.79%	(0.06)%	0.44%	1.69%

Portfolio turnover rate(d)	551%		782%	655%	466%	566%	479%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Government Fund

	Service Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.16		$9.22	$9.48	$9.95	$9.92	$9.73

Net investment income (loss)(a)	0.12		0.23	0.13	(0.05)	— (b)	0.11

Net realized and unrealized gain (loss)	0.19		(0.05)	(0.25)	(0.40)	0.10	0.27

Total from investment operations	0.31		0.18	(0.12)	(0.45)	0.10	0.38

Distributions to shareholders from net investment income	(0.12)		(0.24)	(0.14)	(0.02)	(0.07)	(0.19)

Net asset value, end of period	$9.35		$9.16	$9.22	$9.48	$9.95	$9.92

Total return(c)	3.46%		2.08%	(1.40)%	(4.56)%	1.00%	4.00%

Net assets, end of period (in 000s)	$15,339		$15,314	$18,289	$17,521	$20,016	$18,831

Ratio of net expenses to average net assets	0.98	%(d)	0.98%	0.98%	0.98%	0.96%	0.98%

Ratio of total expenses to average net assets	1.08	%(d)	1.09%	1.07%	1.05%	1.04%	1.06%

Ratio of net investment income (loss) to average net assets	2.68	%(d)	2.57%	1.36%	(0.53)%	(0.03)%	1.17%

Portfolio turnover rate(e)	551%		782%	655%	466%	566%	479%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Government Fund

	Investor Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.21		$9.27	$9.53	$10.01	$9.98	$9.78

Net investment income (loss)(a)	0.14		0.27	0.17	(0.01)	0.04	0.15

Net realized and unrealized gain (loss)	0.20		(0.05)	(0.25)	(0.41)	0.10	0.28

Total from investment operations	0.34		0.22	(0.08)	(0.42)	0.14	0.43

Distributions to shareholders from net investment income	(0.14)		(0.28)	(0.18)	(0.06)	(0.11)	(0.23)

Net asset value, end of period	$9.41		$9.21	$9.27	$9.53	$10.01	$9.98

Total return(b)	3.67%		2.51%	(0.97)%	(4.15)%	1.53%	4.31%

Net assets, end of period (in 000s)	$26,569		$28,339	$35,606	$27,635	$38,958	$38,723

Ratio of net expenses to average net assets	0.56	%(c)	0.56%	0.56%	0.56%	0.54%	0.57%

Ratio of total expenses to average net assets	0.66	%(c)	0.67%	0.65%	0.63%	0.62%	0.65%

Ratio of net investment income (loss) to average net assets	3.10	%(c)	2.98%	1.83%	(0.13)%	0.40%	1.57%

Portfolio turnover rate(d)	551%		782%	655%	466%	566%	479%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Government Fund

	Class R6 Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.17		$9.23	$9.49	$9.97	$9.94	$9.74

Net investment income(a)	0.15		0.28	0.17	— (b)	0.05	0.16

Net realized and unrealized gain (loss)	0.20		(0.05)	(0.25)	(0.41)	0.10	0.28

Total from investment operations	0.35		0.23	(0.08)	(0.41)	0.15	0.44

Distributions to shareholders from net investment income	(0.15)		(0.29)	(0.18)	(0.07)	(0.12)	(0.24)

Net asset value, end of period	$9.37		$9.17	$9.23	$9.49	$9.97	$9.94

Total return(c)	3.72%		2.60%	(0.89)%	(3.98)%	1.52%	4.42%

Net assets, end of period (in 000s)	$11,766		$15,608	$13,995	$13,385	$16,029	$11,979

Ratio of net expenses to average net assets	0.47	%(d)	0.47%	0.47%	0.47%	0.45%	0.47%

Ratio of total expenses to average net assets	0.58	%(d)	0.58%	0.56%	0.54%	0.53%	0.55%

Ratio of net investment income (loss) to average net assets	3.19	%(d)	3.09%	1.86%	(0.02)%	0.48%	1.65%

Portfolio turnover rate(e)	551%		782%	655%	466%	566%	479%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration Government Fund

	Class P Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.17		$9.22	$9.49	$9.96	$9.93	$9.73

Net investment income(a)	0.15		0.28	0.17	— (b)	0.05	0.17

Net realized and unrealized gain (loss)	0.19		(0.04)	(0.26)	(0.40)	0.10	0.27

Total from investment operations	0.34		0.24	(0.09)	(0.40)	0.15	0.44

Distributions to shareholders from net investment income	(0.15)		(0.29)	(0.18)	(0.07)	(0.12)	(0.24)

Net asset value, end of period	$9.36		$9.17	$9.22	$9.49	$9.96	$9.93

Total return(c)	3.73%		2.60%	(0.89)%	(4.08)%	1.52%	4.53%

Net assets, end of period (in 000s)	$150,304		$149,238	$178,078	$246,221	$337,747	$337,805

Ratio of net expenses to average net assets	0.47	%(d)	0.47%	0.47%	0.47%	0.45%	0.48%

Ratio of total expenses to average net assets	0.57	%(d)	0.58%	0.56%	0.54%	0.53%	0.55%

Ratio of net investment income (loss) to average net assets	3.19	%(d)	3.08%	1.83%	(0.03)%	0.49%	1.72%

Portfolio turnover rate(e)	551%		782%	655%	466%	566%	479%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short-Term Conservative Income Fund

	Class A Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022		2021	2020

Per Share Data

Net asset value, beginning of period	$10.07		$10.02	$10.01	$10.07		$9.88	$10.03

Net investment income(a)	0.25		0.51	0.23	—	(b)	0.04	0.21

Net realized and unrealized gain (loss)	0.04		0.05	0.02	(0.05)		0.20	(0.14)

Total from investment operations	0.29		0.56	0.25	(0.05)		0.24	0.07

Distributions to shareholders from net investment income	(0.25)		(0.51)	(0.24)	(0.01)		(0.05)	(0.21)

Distributions to shareholders from net realized gains	—		—	—	—		—	(0.01)

Total distributions	(0.25)		(0.51)	(0.24)	(0.01)		(0.05)	(0.22)

Net asset value, end of period	$10.11		$10.07	$10.02	$10.01		$10.07	$9.88

Total return(c)	2.95%		5.68%	2.57%	(0.54)%		2.42%	0.66%

Net assets, end of period (in 000s)	$70,862		$50,595	$33,870	$50,104		$122,562	$43,188

Ratio of net expenses to average net assets	0.46	%(d)	0.47%	0.47%	0.44%		0.45%	0.46%

Ratio of total expenses to average net assets	0.55	%(d)	0.56%	0.55%	0.54%		0.54%	0.56%

Ratio of net investment income to average net assets	5.00	%(d)	5.06%	2.31%	—	%(e)	0.38%	2.14%

Portfolio turnover rate(f)	68%		180%	86%	102%		79%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	Amount is less than 0.005% per share.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short-Term Conservative Income Fund

	Institutional Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.08		$10.03	$10.01	$10.07	$9.88	$10.04

Net investment income(a)	0.27		0.53	0.24	0.02	0.06	0.23

Net realized and unrealized gain (loss)	0.04		0.05	0.05	(0.05)	0.20	(0.15)

Total from investment operations	0.31		0.58	0.29	(0.03)	0.26	0.08

Distributions to shareholders from net investment income	(0.27)		(0.53)	(0.27)	(0.03)	(0.07)	(0.24)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.00)(b)

Total distributions	(0.27)		(0.53)	(0.27)	(0.03)	(0.07)	(0.24)

Net asset value, end of period	$10.12		$10.08	$10.03	$10.01	$10.07	$9.88

Total return(c)	3.06%		5.92%	2.90%	(0.32)%	2.66%	0.80%

Net assets, end of period (in 000s)	$813,467		$927,495	$950,889	$1,954,768	$2,598,107	$1,466,673

Ratio of net expenses to average net assets	0.23	%(d)	0.24%	0.24%	0.22%	0.22%	0.22%

Ratio of total expenses to average net assets	0.32	%(d)	0.33%	0.32%	0.31%	0.31%	0.32%

Ratio of net investment income to average net assets	5.24	%(d)	5.27%	2.39%	0.22%	0.63%	2.28%

Portfolio turnover rate(e)	68%		180%	86%	102%	79%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short-Term Conservative Income Fund

	Investor Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.08		$10.02	$10.01	$10.07	$9.88	$10.04

Net investment income(a)	0.26		0.52	0.29	0.01	0.06	0.21

Net realized and unrealized gain (loss)	0.03		0.06	(0.02)	(0.05)	0.19	(0.14)

Total from investment operations	0.29		0.58	0.27	(0.04)	0.25	0.07

Distributions to shareholders from net investment income	(0.26)		(0.52)	(0.26)	(0.02)	(0.06)	(0.23)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.00)(b)

Total distributions	(0.26)		(0.52)	(0.26)	(0.02)	(0.06)	(0.23)

Net asset value, end of period	$10.11		$10.08	$10.02	$10.01	$10.07	$9.88

Total return(c)	2.92%		5.94%	2.72%	(0.40)%	2.57%	0.71%

Net assets, end of period (in 000s)	$294,103		$247,017	$248,024	$112,830	$94,682	$90,680

Ratio of net expenses to average net assets	0.31	%(d)	0.32%	0.32%	0.30%	0.30%	0.31%

Ratio of total expenses to average net assets	0.40	%(d)	0.41%	0.40%	0.39%	0.39%	0.41%

Ratio of net investment income to average net assets	5.16	%(d)	5.20%	2.89%	0.15%	0.60%	2.11%

Portfolio turnover rate(e)	68%		180%	86%	102%	79%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short-Term Conservative Income Fund

	Class R6 Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.08		$10.02	$10.01	$10.08	$9.89	$10.04

Net investment income(a)	0.27		0.53	0.22	0.02	0.07	0.24

Net realized and unrealized gain (loss)	0.04		0.06	0.06	(0.06)	0.19	(0.15)

Total from investment operations	0.31		0.59	0.28	(0.04)	0.26	0.09

Distributions to shareholders from net investment income	(0.27)		(0.53)	(0.27)	(0.03)	(0.07)	(0.24)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.00)(b)

Total distributions	(0.27)		(0.53)	(0.27)	(0.03)	(0.07)	(0.24)

Net asset value, end of period	$10.12		$10.08	$10.02	$10.01	$10.08	$9.89

Total return(c)	3.07%		6.03%	2.81%	(0.41)%	2.66%	0.91%

Net assets, end of period (in 000s)	$140,853		$93,343	$72,414	$180,045	$313,236	$278,788

Ratio of net expenses to average net assets	0.22	%(d)	0.23%	0.23%	0.21%	0.21%	0.21%

Ratio of total expenses to average net assets	0.31	%(d)	0.32%	0.31%	0.30%	0.30%	0.31%

Ratio of net investment income to average net assets	5.24	%(d)	5.29%	2.22%	0.24%	0.70%	2.37%

Portfolio turnover rate(e)	68%		180%	86%	102%	79%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short-Term Conservative Income Fund

	Class P Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.07		$10.02	$10.00	$10.07	$9.87	$10.03

Net investment income(a)	0.27		0.53	0.24	0.02	0.07	0.24

Net realized and unrealized gain (loss)	0.03		0.05	0.05	(0.06)	0.20	(0.16)

Total from investment operations	0.30		0.58	0.29	(0.04)	0.27	0.08

Distributions to shareholders from net investment income	(0.27)		(0.53)	(0.27)	(0.03)	(0.07)	(0.24)

Distributions to shareholders from net realized gains	—		—	—	—	—	(0.00)(b)

Total distributions	(0.27)		(0.53)	(0.27)	(0.03)	(0.07)	(0.24)

Net asset value, end of period	$10.10		$10.07	$10.02	$10.00	$10.07	$9.87

Total return(c)	2.97%		5.93%	2.91%	(0.41)%	2.77%	0.81%

Net assets, end of period (in 000s)	$667,809		$649,480	$802,487	$1,716,714	$3,136,259	$1,935,475

Ratio of net expenses to average net assets	0.22	%(d)	0.23%	0.23%	0.21%	0.21%	0.21%

Ratio of total expenses to average net assets	0.31	%(d)	0.32%	0.31%	0.30%	0.30%	0.31%

Ratio of net investment income to average net assets	5.25	%(d)	5.28%	2.40%	0.23%	0.65%	2.34%

Portfolio turnover rate(e)	68%		180%	86%	102%	79%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Mortgages Fund

	Class A Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.84		$9.06	$9.87	$10.56	$10.55	$10.29

Net investment income (loss)(a)	0.16		0.30	0.20	(0.01)	0.12	0.19

Net realized and unrealized gain (loss)	0.32		(0.20)	(0.77)	(0.57)	0.16	0.36

Total from investment operations	0.48		0.10	(0.57)	(0.58)	0.28	0.55

Distributions to shareholders from net investment income	(0.16)		(0.32)	(0.24)	(0.10)	(0.27)	(0.28)

Distributions to shareholders from return of capital	—		—	—	(0.01)	—	(0.01)

Total distributions	(0.16)		(0.32)	(0.24)	(0.11)	(0.27)	(0.29)

Net asset value, end of period	$9.16		$8.84	$9.06	$9.87	$10.56	$10.55

Total return(b)	5.55%		1.15%	(5.73)%	(5.48)%	2.54%	5.41%

Net assets, end of period (in 000s)	$6,974		$14,053	$19,159	$30,488	$38,327	$30,384

Ratio of net expenses to average net assets	0.78	%(c)	0.79%	0.78%	0.77%	0.78%	0.79%

Ratio of total expenses to average net assets	0.92	%(c)	0.91%	0.88%	0.84%	0.81%	0.85%

Ratio of net investment income (loss) to average net assets	3.71	%(c)	3.35%	2.12%	(0.08)%	1.08%	1.82%

Portfolio turnover rate(d)	1,046%		1,369%	1,386%	1,242%	1,027%	1,233%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Mortgages Fund

	Institutional Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.87		$9.08	$9.89	$10.58	$10.58	$10.32

Net investment income(a)	0.18		0.32	0.24	0.02	0.16	0.21

Net realized and unrealized gain (loss)	0.31		(0.18)	(0.78)	(0.57)	0.14	0.38

Total from investment operations	0.49		0.14	(0.54)	(0.55)	0.30	0.59

Distributions to shareholders from net investment income	(0.18)		(0.35)	(0.27)	(0.13)	(0.30)	(0.32)

Distributions to shareholders from return of capital	—		—	—	(0.01)	—	(0.01)

Total distributions	(0.18)		(0.35)	(0.27)	(0.14)	(0.30)	(0.33)

Net asset value, end of period	$9.18		$8.87	$9.08	$9.89	$10.58	$10.58

Total return(b)	5.71%		1.49%	(5.40)%	(5.24)%	2.88%	5.75%

Net assets, end of period (in 000s)	$42,399		$41,265	$65,787	$66,445	$89,598	$52,878

Ratio of net expenses to average net assets	0.45	%(c)	0.46%	0.45%	0.44%	0.45%	0.45%

Ratio of total expenses to average net assets	0.59	%(c)	0.58%	0.55%	0.51%	0.48%	0.51%

Ratio of net investment income to average net assets	4.03	%(c)	3.66%	2.56%	0.16%	1.48%	1.98%

Portfolio turnover rate(d)	1,046%		1,369%	1,386%	1,242%	1,027%	1,233%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Mortgages Fund

	Separate Account Institutional Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.84		$9.06	$9.87	$10.56	$10.55	$10.30

Net investment income(a)	0.18		0.32	0.23	0.03	0.15	0.22

Net realized and unrealized gain (loss)	0.32		(0.19)	(0.77)	(0.58)	0.17	0.36

Total from investment operations	0.50		0.13	(0.54)	(0.55)	0.32	0.58

Distributions to shareholders from net investment income	(0.18)		(0.35)	(0.27)	(0.13)	(0.31)	(0.32)

Distributions to shareholders from return of capital	—		—	—	(0.01)	—	(0.01)

Total distributions	(0.18)		(0.35)	(0.27)	(0.14)	(0.31)	(0.33)

Net asset value, end of period	$9.16		$8.84	$9.06	$9.87	$10.56	$10.55

Total return(b)	5.73%		1.49%	(5.41)%	(5.25)%	2.99%	5.67%

Net assets, end of period (in 000s)	$90,843		$91,446	$97,749	$115,063	$150,887	$207,621

Ratio of net expenses to average net assets	0.44	%(c)	0.45%	0.44%	0.43%	0.44%	0.44%

Ratio of total expenses to average net assets	0.58	%(c)	0.57%	0.54%	0.50%	0.47%	0.49%

Ratio of net investment income to average net assets	4.04	%(c)	3.69%	2.54%	0.25%	1.44%	2.13%

Portfolio turnover rate(d)	1,046%		1,369%	1,386%	1,242%	1,027%	1,233%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Mortgages Fund

	Investor Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.86		$9.08	$9.89	$10.58	$10.58	$10.32

Net investment income(a)	0.18		0.32	0.23	0.01	0.16	0.22

Net realized and unrealized gain (loss)	0.32		(0.20)	(0.77)	(0.57)	0.14	0.36

Total from investment operations	0.50		0.12	(0.54)	(0.56)	0.30	0.58

Distributions to shareholders from net investment income	(0.18)		(0.34)	(0.27)	(0.12)	(0.30)	(0.31)

Distributions to shareholders from return of capital	—		—	—	(0.01)	—	(0.01)

Total distributions	(0.18)		(0.34)	(0.27)	(0.13)	(0.30)	(0.32)

Net asset value, end of period	$9.18		$8.86	$9.08	$9.89	$10.58	$10.58

Total return(b)	5.67%		1.52%	(5.58)%	(5.32)%	2.79%	5.66%

Net assets, end of period (in 000s)	$30,063		$26,297	$25,775	$30,695	$57,023	$114,242

Ratio of net expenses to average net assets	0.53	%(c)	0.54%	0.53%	0.52%	0.53%	0.54%

Ratio of total expenses to average net assets	0.66	%(c)	0.66%	0.63%	0.59%	0.57%	0.59%

Ratio of net investment income to average net assets	3.95	%(c)	3.60%	2.45%	0.10%	1.47%	2.09%

Portfolio turnover rate(d)	1,046%		1,369%	1,386%	1,242%	1,027%	1,233%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Mortgages Fund

	Class R6 Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.86		$9.08	$9.89	$10.58	$10.58	$10.32

Net investment income(a)	0.18		0.33	0.24	0.05	0.17	0.22

Net realized and unrealized gain (loss)	0.32		(0.20)	(0.78)	(0.60)	0.14	0.37

Total from investment operations	0.50		0.13	(0.54)	(0.55)	0.31	0.59

Distributions to shareholders from net investment income	(0.18)		(0.35)	(0.27)	(0.13)	(0.31)	(0.32)

Distributions to shareholders from return of capital	—		—	—	(0.01)	—	(0.01)

Total distributions	(0.18)		(0.35)	(0.27)	(0.14)	(0.31)	(0.33)

Net asset value, end of period	$9.18		$8.86	$9.08	$9.89	$10.58	$10.58

Total return(b)	5.72%		1.50%	(5.39)%	(5.23)%	2.89%	5.77%

Net assets, end of period (in 000s)	$11,009		$11,969	$17,665	$19,337	$8,245	$20,349

Ratio of net expenses to average net assets	0.44	%(c)	0.45%	0.44%	0.43%	0.44%	0.44%

Ratio of total expenses to average net assets	0.58	%(c)	0.57%	0.54%	0.50%	0.49%	0.50%

Ratio of net investment income to average net assets	4.04	%(c)	3.68%	2.56%	0.47%	1.55%	2.11%

Portfolio turnover rate(d)	1,046%		1,369%	1,386%	1,242%	1,027%	1,233%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Mortgages Fund

	Class P Shares

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.86		$9.07	$9.89	$10.58	$10.58	$10.32

Net investment income(a)	0.18		0.33	0.25	0.02	0.14	0.23

Net realized and unrealized gain (loss)	0.32		(0.19)	(0.80)	(0.57)	0.17	0.36

Total from investment operations	0.50		0.14	(0.55)	(0.55)	0.31	0.59

Distributions to shareholders from net investment income	(0.18)		(0.35)	(0.27)	(0.13)	(0.31)	(0.32)

Distributions to shareholders from return of capital	—		—	—	(0.01)	—	(0.01)

Total distributions	(0.18)		(0.35)	(0.27)	(0.14)	(0.31)	(0.33)

Net asset value, end of period	$9.18		$8.86	$9.07	$9.89	$10.58	$10.58

Total return(b)	5.60%		1.61%	(5.50)%	(5.23)%	2.89%	5.77%

Net assets, end of period (in 000s)	$3,953		$6,394	$6,959	$4,471	$12,382	$4,971

Ratio of net expenses to average net assets	0.44	%(c)	0.45%	0.44%	0.43%	0.44%	0.44%

Ratio of total expenses to average net assets	0.58	%(c)	0.57%	0.55%	0.50%	0.46%	0.49%

Ratio of net investment income to average net assets	4.06	%(c)	3.69%	2.78%	0.17%	1.30%	2.17%

Portfolio turnover rate(d)	1,046%		1,369%	1,386%	1,242%	1,027%	1,233%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements September 30, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Enhanced Income Fund	A, Administration, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs Government Income Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Inflation Protected Securities Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Short Duration Bond Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Short Duration Government Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs Short-Term Conservative Income Fund	A, Institutional, Investor, R6 and P	Diversified

Goldman Sachs U.S. Mortgages Fund	A, Institutional, Separate Account Institutional, Investor, R6 and P	Diversified

Class A Shares of the Government Income, Inflation Protected Securities, Short Duration Bond, Short Duration Government and U.S. Mortgages Funds are sold with a front-end sales charge of up to 3.75%, 3.75%, 1.50%, 1.50% and 3.75%, respectively. Class C Shares are generally sold with a contingent deferred sales charge (“CDSC”) of 1.00% (0.65% for Short Duration Bond and Short Duration Government Funds), which is imposed on redemptions made within 12 months of purchase. Class A Shares of the Enhanced Income and Short-Term Conservative Income Funds are not subject to a sales charge. Similarly, Administration, Institutional, Service, Separate Account Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

114

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Investment Income Dividends	Capital Gains Distributions

Fund	Declared/Paid	Declared/Paid

Enhanced Income Fund	Daily/Monthly	Annually

Government Income Fund	Daily/Monthly	Annually

Inflation Protected Securities Fund	Quarterly/Quarterly	Annually

Short Duration Bond Fund	Daily/Monthly	Annually

Short Duration Government Fund	Daily/Monthly	Annually

Short-Term Conservative Income Fund	Daily/Monthly	Annually

U.S. Mortgages Fund	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign

115

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Shares class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

116

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

117

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Funds’ investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Funds’ NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2024:

ENHANCED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$306,150,045	$—

Asset-Backed Securities	—	113,372,551	—

Mortgage-Backed Obligations	—	32,970,410	—

U.S. Treasury Obligations	26,141,177	—	—

Sovereign Debt Obligations	—	2,279,400	—

Municipal Debt Obligations	—	1,327,758	—

Investment Company	13,126,797	—	—

Short-term Investments	—	17,942,729	—

Total	$39,267,974	$474,042,893	$—

Derivative Type

Assets(a)

Futures Contracts	$179,786	$—	$—

Interest Rate Swap Contracts	—	303,207	—

Total	$179,786	$303,207	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(97,297)	$—

Futures Contracts(a)	(3,064)	—	—

Written Option Contracts	—	(90,447)	—

Total	$(3,064)	$(187,744)	$—

GOVERNMENT INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$78,563,954	$—

U.S. Treasury Obligations	36,267,428	—	—

Agency Debentures	—	27,819,479	—

Asset-Backed Securities	—	2,830,701	—

Municipal Debt Obligations	—	2,159,774	—

Total	$36,267,428	$111,373,908	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(18,018,341)	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GOVERNMENT INCOME FUND (continued)
Derivative Type	Level 1	Level 2	Level 3

Assets(a)

Futures Contracts	$24,660	$—	$—

Interest Rate Swap Contracts	—	84,441	—

Total	$24,660	$84,441	$—

Liabilities

Futures Contracts(a)	$(15,394)	$—	$—

Interest Rate Swap Contracts(a)	—	(25,869)	—

Written Option Contracts	—	(31,460)	—

Total	$(15,394)	$(57,329)	$—

INFLATION PROTECTED SECURITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$244,177,630	$—	$—

Total	$244,177,630	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$65,195	$—	$—

Interest Rate Swap Contracts	—	2,333,656	—

Total	$65,195	$2,333,656	$—

Liabilities

Futures Contracts(a)	$(27,049)	$—	$—

Interest Rate Swap Contracts(a)	—	(874,346)	—

Written Option Contracts	—	(123,037)	—

Total	$(27,049)	$(997,383)	$—

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT DURATION BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$753,319,067	$—

Asset-Backed Securities	—	231,885,161	—

Mortgage-Backed Obligations	—	195,045,885	—

U.S. Treasury Obligations	72,232,845	—	—

Sovereign Debt Obligations	—	19,689,599	—

Common Stock and/or Other Equity Investments(b)

Asia	—	10,349	—

Total	$72,232,845	$1,199,950,061	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(20,853,219)	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$666,333	$—

Futures Contracts	1,323,732	—	—

Interest Rate Swap Contracts	—	9,386,112	—

Credit Default Swap Contracts	—	1,047,268	—

Total	$1,323,732	$11,099,713	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,088,333)	$—

Futures Contracts(a)	(74,118)	—	—

Interest Rate Swap Contracts(a)	—	(1,320,685)	—

Written Option Contracts	—	(295,870)	—

Total	$(74,118)	$(2,704,888)	$—

SHORT DURATION GOVERNMENT FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$285,234,578	$—	$—

Mortgage-Backed Obligations	—	196,400,585	—

Agency Debentures	—	60,225,123	—

Investment Company	3,389,495	—	—

Total	$288,624,073	$256,625,708	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(75,115,345)	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT DURATION GOVERNMENT FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)

Futures Contracts	$459,791	$—	$—

Interest Rate Swap Contracts	—	287,858	—

Total	$459,791	$287,858	$—

Liabilities

Futures Contracts(a)	$(59,111)	$—	$—

Interest Rate Swap Contracts(a)	—	(77,647)	—

Written Option Contracts	—	(88,284)	—

Total	$(59,111)	$(165,931)	$—

SHORT-TERM CONSERVATIVE INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$1,190,499,724	$—

U.S. Treasury Obligations	118,158,301	—	—

Asset-Backed Securities	—	81,843,643	—

Municipal Debt Obligations	—	2,619,692	—

Investment Company	176,529,805	—	—

Short-term Investments	—	402,700,646	—

Total	$294,688,106	$1,677,663,705	$—

U.S. MORTGAGES FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$261,476,627	$—

U.S. Treasury Obligations	16,765,771	—	—

Asset-Backed Securities	—	3,675,894	—

Total	$16,765,771	$265,152,521	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(61,598,438)	$—

Derivative Type

Assets(a)

Futures Contracts	$25,508	$—	$—

Interest Rate Swap Contracts	—	106,599	—

Credit Default Swap Contracts	—	5,700	—

Total	$25,508	$112,299	$—

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. MORTGAGES FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Futures Contracts(a)	$(7,451)	$—	$—

Interest Rate Swap Contracts(a)	—	(42,148)	—

Written Option Contracts	—	(33,278)	—

Total	$(7,451)	$(75,426)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Enhanced Income Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	—	$—		Payable for unrealized loss on forward foreign currency exchange contracts	$(97,297)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	482,993	(a)	Variation margin on futures contracts; Written options, at value	(93,511	)(a)

Total		$482,993			$(190,808)

Government Income Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$109,101	(a)	Variation margin on futures contracts; Variation margin on swap contracts, Written options, at value	$(72,723	)(a)

Inflation Protected Securities Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$2,398,851	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	$(1,024,432	)(a)

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4. INVESTMENTS IN DERIVATIVES (continued)

Short Duration Bond Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Receivable for unrealized gain on swap contracts; Variation margin on swap contracts	$1,047,268	(a)	—	$—

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	666,333		Payable for unrealized loss on forward foreign currency exchange contracts	(1,088,333)

Equity	—	—		Variation margin on futures contracts	(16,582	)(a)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	10,709,844	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(1,674,091	)(a)

Total		$12,423,445			$(2,779,006)

Short Duration Government Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$747,649	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written Options, at value	$(225,042	)(a)

U.S. Mortgages Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Receivable for unrealized gain on swap contracts	$5,700		—	$—

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	132,107	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(82,877	)(a)

Total		$137,807			$(82,877)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments.

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Enhanced Income Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$40,722	$(129,564)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts and written option contracts	(629,350)	635,511

Total		$(588,628)	$505,947

Government Income Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/ Net change in unrealized gain (loss) on futures contracts, swap contracts and written option contracts	$211,116	$(97,555)

Inflation Protected Securities Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts and written option contracts	$849,741	$(457,663)

Short Duration Bond Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$454,712	$641,180

Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	247,147	(636,965)

Equity	Net change in unrealized gain (loss) on futures contracts	—	(16,582)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased option contracts and written option contracts/Net change in unrealized gain (loss) on futures contracts, swap contract, purchased options contracts and written options contracts	976,758	3,906,963

Total		$1,678,617	$3,894,596

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4. INVESTMENTS IN DERIVATIVES (continued)

Short Duration Government Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts, swap contracts and written options	$(2,766,780)	$1,116,949

U.S. Mortgages Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$12,056	$(546)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	(173,719)	(41,194)

Total		$(161,663)	$(41,740)

For the six months ended September 30, 2024, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions	Written Swaptions

Enhanced Income Fund	511	$4,381,206	$236,035,000	$—	$36,800,000

Government Income Fund	229	—	49,461,400	—	12,800,000

Inflation Protected Securities Fund	877	—	178,574,200	—	50,060,000

Short Duration Bond Fund	3,326	195,315,644	1,822,640,337	102,811,310	81,400,591

Short Duration Government Fund	1,833	—	163,570,783	—	35,920,000

U.S. Mortgages Fund	178	—	46,372,633	—	13,540,000

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased and written swaptions, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives for the six months ended September 30, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended September 30, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate					Effective Rate	Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion

Enhanced Income Fund	0.25%	0.23%	0.22%	0.22%	0.22%	0.25%	0.25%

Government Income Fund	0.53	0.48	0.45	0.44	0.44	0.53	0.46+

Inflation Protected Securities Fund	0.26	0.23	0.22	0.22	0.21	0.26	0.26

Short Duration Bond Fund	0.40	0.36	0.34	0.33	0.32	0.39	0.39

Short Duration Government Fund	0.44	0.40	0.38	0.37	0.36	0.44	0.44

Short-Term Conservative Income Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.19*

U.S. Mortgages Fund	0.34	0.31	0.29	0.28	0.28	0.34	0.34

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
+

The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.46% as an annual percentage of the Fund’s average daily net assets of the Government Income Fund. This arrangement will remain in effect through at least July 29, 2025.

*

The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.20% as an annual percentage rate of the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2025.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended September 30, 2024, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Enhanced Income Fund	$5,773

Government Income Fund	818

Inflation Protected Securities Fund	1,116

Short Duration Bond Fund	7,481

Short Duration Government Fund	3,772

Short-Term Conservative Income Fund	132,908

U.S. Mortgages Fund	1,011

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

Fund	Class A*	Class C	Service	Class R*

Enhanced Income Fund	0.15%	—%	0.25%	—%

Government Income Fund	0.25	0.75	0.25	0.50

Inflation Protected Securities Fund	0.25	0.75	—	0.50

Short Duration Bond Fund	0.25	0.75	—	0.50

Short Duration Government Fund	0.25	0.75	0.25	—

Short-Term Conservative Income Fund	0.15	—	—	—

U.S. Mortgages Fund	0.25	—	—	—

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

Goldman Sachs has agreed to waive a portion of the distribution (12b-1) and service fees applicable to the Short Duration Government Fund’s and Short Duration Bond Fund’s Class C Shares in an amount equal to 0.35% of the average daily net assets. These arrangements will remain in place through at least July 29, 2025, and prior to such date Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees. These fee waivers may be modified or terminated by Goldman Sachs at its discretion and without shareholder approval after such date, although Goldman Sachs does not presently intend to do so.

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2024, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

Government Income Fund	$ 363

Inflation Protected Securities Fund	628

Short Duration Bond Fund	1,205

Short Duration Government Fund	583

U.S. Mortgages Fund	1,100

During the six months ended September 30, 2024, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D. Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans to allow Administration, Class C and Service Shares, as applicable, to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Administration, Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25%, 0.25% and 0.25% of the average daily net assets attributable to Administration, Class C and Service Shares of the Funds, as applicable.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Administration, Institutional, Service Shares and 0.03% of the average daily net assets with respect to the U.S. Mortgages Fund’s Separate Account Institutional Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.02% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Government Income Fund and Short Duration Bond Fund through at least July 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Enhanced Income, Government Income, Inflation Protected Securities, Short Duration Bond, Short Duration Government, Short-Term Conservative Income and U.S. Mortgages Funds are 0.064%, 0.004%, 0.044%, 0.014%, 0.004%, 0.004% and 0.074%, respectively. These Other Expense limitations will remain in place through at least July 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended September 30, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Class C Distributions and Service Fees	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Enhanced Income Fund	$5,773	$—	$132	$56,170	$62,075

Government Income Fund	44,191	—	5,736	232,521	282,448

Inflation Protected Securities Fund	1,116	—	377	177,869	179,362

Short Duration Bond Fund	7,481	3,301	9,574	236,410	256,766

Short Duration Government Fund	3,772	5,997	475	236,589	246,833

Short-Term Conservative Income Fund	627,531	—	1,578	297,722	926,831

U.S. Mortgages Fund	1,011	—	186	122,094	123,291

G. Line of Credit Facility — As of September 30, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H. Other Transactions with Affiliates — For the six months ended September 30, 2024, Goldman Sachs earned $8,127, $6,486, $16,078, $57,764, $26,764 and $7,182 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Enhanced Income, Government Income, Inflation Protected Securities, Short Duration Bond, Short Duration Government and U.S. Mortgages Funds, respectively.

The table below shows the transactions in and earnings from investments in the Underlying Funds for the six months ended September 30, 2024:

Fund	Underlying Fund	Beginning Value as of March 31, 2024	Purchases at Cost	Proceeds from Sales	Ending Value as of September 30, 2024	Shares as of September 30, 2024	Dividend Income

Enhanced Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$123,115,054	$(109,988,257)	$13,126,797	13,126,797	$180,988

Government Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	353,647	19,408,031	(19,761,678)	—	—	27,250

Inflation Protected Securities Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	34,730,846	(34,730,846)	—	—	37,790

Short Duration Bond Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	235,268,583	(235,268,583)	—	—	252,892

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Underlying Fund	Beginning Value as of March 31, 2024	Purchases at Cost	Proceeds from Sales	Ending Value as of September 30, 2024	Shares as of September 30, 2024	Dividend Income

Short Duration Government Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$5,261,845	$100,465,482	$(102,337,832)	$3,389,495	3,389,495	$123,728

Short-Term Conservative Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	106,239,359	851,175,492	(780,885,046)	176,529,805	176,529,805	4,275,123

U.S. Mortgages Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	5,688,152	46,386,104	(52,074,256)	—	—	31,050

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2024, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Enhanced Income Fund	$ 5,222,731	$ 95,136,131	$ 1,528,041	$127,903,206

Government Income Fund	546,328,047	1,676,722	540,477,175	4,187,384

Inflation Protected Securities Fund	288,365,642	—	298,239,241	—

Short Duration Bond Fund	1,356,553,538	274,184,532	1,293,044,140	257,555,771

Short Duration Government Fund	2,778,281,838	—	2,783,254,260	—

Short-Term Conservative Income Fund	68,348,178	721,706,577	166,269,354	623,275,993

U.S. Mortgages Fund	2,256,710,346	4,885,577	2,268,498,123	7,537,848

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7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2024, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Enhanced Income	Government Income	Inflation Protected Securities	Short Duration Bond	Short Duration Government	Short-Term Conservative Income	U.S. Mortgages

Capital loss carryforwards[1] :

Perpetual Short-Term	$(8,978,807)	$(16,690,564)	$(22,815,464)	$(32,684,423)	$(26,629,934)	$(15,619,404)	$(21,292,769)

Perpetual Long-Term	(8,968,851)	(15,818,055)	(35,563,301)	(55,420,669)	(33,994,245)	(6,394,357)	(13,653,963)

Total capital loss carryforwards	(17,947,658)	(32,508,619)	(58,378,765)	(88,105,092)	(60,624,179)	(22,013,761)	(34,946,732)

Timing differences (Dividends Payable, Post October Loss Deferral and Straddle Loss Deferrals)	$(4,631,890)	$(2,916,584)	$(12,459,722)	$(21,184,902)	$(8,119,716)	$(148,431)	$(2,643,212)

[1]	A portion of the capital loss carryforwards for Goldman Sachs Enhanced Income Fund were acquired in a tax-free reorganization and may be subject to limitation.

As of September 30, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Income	Government Income	Inflation Protected Securities	Short Duration Bond	Short Duration Government	Short-Term Conservative Income	U.S. Mortgages

Tax Cost	$512,357,614	$153,278,019	$242,311,566	$1,271,102,470	$548,811,836	$1,962,189,933	$286,706,144

Gross unrealized gain	3,755,215	1,377,999	4,137,582	15,200,839	4,349,986	10,302,207	2,336,913

Gross unrealized loss	(2,801,962)	(7,014,682)	(2,271,518)	(14,120,403)	(7,912,041)	(140,329)	(7,124,765)

Net unrealized gain (loss)	$953,253	$(5,636,683)	$1,866,064	$1,080,436	$(3,562,055)	$10,161,878	$(4,787,852)

The difference between GAAP- basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts and net mark to market gains (losses) on foreign currency contracts, and differences in the tax treatment of market discount accretion and premium amortization and swap transactions.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset-Backed Securities Risk — Asset-backed securities are subject to credit/default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Collateralized Loan Obligations Risk — The Funds may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

8. OTHER RISKS (continued)

loans that may be rated below investment grade or equivalent unrated loans. In addition to the normal risks associated with loan-and credit-related securities discussed elsewhere in the Prospectus (e.g., loan-related investments risk, interest rate risk and default risk), investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign

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8. OTHER RISKS (continued)

currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

8. OTHER RISKS (continued)

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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11. SUMMARY OF SHARE TRANSACTIONS

	Enhanced Income Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	10,957	$104,009	140,259	$1,303,945

Reinvestment of distributions	21,328	202,712	43,641	408,634

Shares redeemed	(257,313)	(2,445,919)	(419,637)	(3,922,211)

	(225,028)	(2,139,198)	(235,737)	(2,209,632)

Administration Shares

Shares sold	92	871	39,165	363,463

Reinvestment of distributions	8,228	78,311	18,903	177,269

Shares redeemed	(158,779)	(1,500,461)	(26,430)	(250,024)

	(150,459)	(1,421,279)	31,638	290,708

Institutional Shares

Shares sold	2,185,075	20,793,520	3,152,015	29,428,168

Reinvestment of distributions	349,126	3,313,520	765,597	7,150,366

Shares redeemed	(2,951,200)	(27,935,401)	(11,631,529)	(108,438,117)

	(416,999)	(3,828,361)	(7,713,917)	(71,859,583)

Service Shares

Reinvestment of distributions	535	5,082	899	8,407

Shares redeemed	(524)	(5,002)	(615)	(5,800)

	11	80	284	2,607

Investor Shares

Shares sold	15,310	144,843	247,314	2,304,912

Reinvestment of distributions	5,825	55,243	22,939	213,810

Shares redeemed	(103,377)	(974,748)	(863,091)	(8,052,465)

	(82,242)	(774,662)	(592,838)	(5,533,743)

Class R6 Shares

Shares sold	40,138	379,576	51,873	484,465

Reinvestment of distributions	6,253	59,380	16,605	155,054

Shares redeemed	(59,278)	(562,185)	(467,860)	(4,360,562)

	(12,887)	(123,229)	(399,382)	(3,721,043)

Class P Shares

Shares sold	4,780,429	45,228,395	11,792,719	110,197,097

Reinvestment of distributions	711,056	6,748,697	1,232,452	11,522,918

Shares redeemed	(5,368,676)	(50,870,338)	(15,051,280)	(140,615,300)

	122,809	1,106,754	(2,026,109)	(18,895,285)

NET DECREASE	(764,795)	$(7,179,895)	(10,936,061)	$(101,925,971)

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Government Income Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	147,274	$1,921,354	336,591	$4,329,309

Reinvestment of distributions	36,574	472,369	73,697	942,501

Shares redeemed	(372,530)	(4,821,685)	(849,997)	(10,888,399)

	(188,682)	(2,427,962)	(439,709)	(5,616,589)

Class C Shares

Shares sold	16,417	217,037	21,813	279,571

Reinvestment of distributions	517	6,678	944	12,065

Shares redeemed	(12,646)	(163,750)	(30,053)	(386,412)

	4,288	59,965	(7,296)	(94,776)

Institutional Shares

Shares sold	283,964	3,689,047	680,690	8,687,079

Reinvestment of distributions	36,687	473,188	83,972	1,072,511

Shares redeemed	(497,749)	(6,460,371)	(1,793,807)	(22,934,233)

	(177,098)	(2,298,136)	(1,029,145)	(13,174,643)

Service Shares

Shares sold	62,646	811,575	151,148	1,928,193

Reinvestment of distributions	17,751	228,626	34,140	435,518

Shares redeemed	(132,820)	(1,709,753)	(345,853)	(4,404,089)

	(52,423)	(669,552)	(160,565)	(2,040,378)

Investor Shares

Shares sold	8,992	115,513	909,958	11,927,145

Reinvestment of distributions	1,975	25,480	41,714	540,855

Shares redeemed	(55,711)	(715,883)	(6,668,031)	(85,695,721)

	(44,744)	(574,890)	(5,716,359)	(73,227,721)

Class R6 Shares

Shares sold	76,557	992,216	227,093	2,906,902

Reinvestment of distributions	6,939	89,342	13,336	170,269

Shares redeemed	(178,181)	(2,269,960)	(159,091)	(2,040,968)

	(94,685)	(1,188,402)	81,338	1,036,203

Class R Shares

Shares sold	71,923	935,795	216,272	2,770,573

Reinvestment of distributions	9,222	118,980	16,283	207,920

Shares redeemed	(97,289)	(1,265,415)	(218,995)	(2,818,383)

	(16,144)	(210,640)	13,560	160,110

Class P Shares

Shares sold	301,250	3,869,788	435,629	5,536,350

Reinvestment of distributions	17,389	224,502	18,885	241,215

Shares redeemed	(52,743)	(690,915)	(64,066)	(830,967)

	265,896	3,403,375	390,448	4,946,598

NET DECREASE	(303,592)	$(3,906,242)	(6,867,728)	$(88,011,196)

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Inflation Protected Securities Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	224,023	$2,113,220	745,003	$7,059,121

Reinvestment of distributions	67,806	636,148	131,060	1,231,087

Shares redeemed	(840,891)	(7,908,516)	(1,784,141)	(16,944,224)

	(549,062)	(5,159,148)	(908,078)	(8,654,016)

Class C Shares

Shares sold	1,226	11,249	1,010	9,289

Reinvestment of distributions	3,258	29,722	9,811	89,868

Shares redeemed	(48,993)	(453,384)	(203,238)	(1,870,010)

	(44,509)	(412,413)	(192,417)	(1,770,853)

Institutional Shares

Shares sold	1,477,845	14,090,012	1,099,106	10,609,332

Reinvestment of distributions	94,335	899,704	230,883	2,202,143

Shares redeemed	(1,003,218)	(9,576,667)	(5,217,278)	(50,226,556)

	568,962	5,413,049	(3,887,289)	(37,415,081)

Investor Shares

Shares sold	69,557	660,073	325,397	3,129,698

Reinvestment of distributions	44,846	424,367	122,577	1,160,338

Shares redeemed	(400,475)	(3,796,198)	(2,927,449)	(28,232,781)

	(286,072)	(2,711,758)	(2,479,475)	(23,942,745)

Class R6 Shares

Shares sold	1,367,103	13,047,946	4,766,059	45,111,409

Reinvestment of distributions	316,063	3,011,721	603,273	5,750,455

Shares redeemed	(2,289,258)	(21,824,810)	(8,049,083)	(77,169,779)

	(606,092)	(5,765,143)	(2,679,751)	(26,307,915)

Class R Shares

Shares sold	619,044	5,753,971	751,023	7,095,389

Reinvestment of distributions	50,806	473,577	74,174	692,208

Shares redeemed	(294,803)	(2,755,340)	(856,250)	(8,032,780)

	375,047	3,472,208	(31,053)	(245,183)

Class P Shares

Shares sold	168,818	1,611,713	37,856	365,015

Reinvestment of distributions	44,516	424,731	95,337	908,744

Shares redeemed	(259,341)	(2,486,676)	(1,057,673)	(10,228,986)

	(46,007)	(450,232)	(924,480)	(8,955,227)

NET DECREASE	(587,733)	$(5,613,437)	(11,102,543)	$(107,291,020)

139

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Bond Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,098,599	$10,582,412	1,915,720	$18,134,371

Reinvestment of distributions	99,647	959,899	152,006	1,438,521

Shares redeemed	(718,238)	(6,911,623)	(2,164,290)	(20,402,673)

	480,008	4,630,688	(96,564)	(829,781)

Class C Shares

Shares sold	33,446	322,771	33,814	320,233

Reinvestment of distributions	3,341	32,165	6,738	63,711

Shares redeemed	(48,016)	(462,062)	(137,303)	(1,296,310)

	(11,229)	(107,126)	(96,751)	(912,366)

Institutional Shares

Shares sold	3,138,623	30,190,206	4,463,876	42,274,803

Reinvestment of distributions	280,878	2,710,490	471,316	4,468,258

Shares redeemed	(2,332,549)	(22,489,589)	(7,141,416)	(67,715,946)

	1,086,952	10,411,107	(2,206,224)	(20,972,885)

Investor Shares

Shares sold	1,058,413	10,240,080	2,092,809	19,822,061

Reinvestment of distributions	79,452	765,879	189,400	1,793,684

Shares redeemed	(1,594,452)	(15,352,793)	(4,867,118)	(46,092,542)

	(456,587)	(4,346,834)	(2,584,909)	(24,476,797)

Class R6 Shares

Shares sold	31,910	307,832	128,040	1,216,537

Reinvestment of distributions	13,078	126,113	182,439	1,717,294

Shares redeemed	(40,116)	(385,709)	(8,299,111)	(78,229,834)

	4,872	48,236	(7,988,632)	(75,296,003)

Class R Shares

Shares sold	201,435	1,933,498	766	7,276

Reinvestment of distributions	2,115	20,538	71	670

Shares redeemed	(11,937)	(114,929)	(1,419)	(13,362)

	191,613	1,839,107	(582)	(5,416)

Class P Shares

Shares sold	11,964,513	115,525,483	25,245,121	239,182,337

Reinvestment of distributions	2,151,255	20,743,731	3,854,877	36,522,349

Shares redeemed	(15,195,131)	(146,350,131)	(40,737,892)	(385,279,222)

	(1,079,363)	(10,080,917)	(11,637,894)	(109,574,536)

NET INCREASE (DECREASE)	216,266	$2,394,261	(24,611,556)	$(232,067,784)

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Government Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	259,264	$2,408,861	624,732	$5,733,499

Reinvestment of distributions	53,167	491,725	123,199	1,130,423

Shares redeemed	(1,127,094)	(10,467,771)	(1,747,318)	(16,024,402)

	(814,663)	(7,567,185)	(999,387)	(9,160,480)

Class C Shares

Shares sold	12,225	111,449	81,960	747,265

Reinvestment of distributions	4,090	37,515	10,338	94,096

Shares redeemed	(109,576)	(1,005,835)	(340,906)	(3,108,877)

	(93,261)	(856,871)	(248,608)	(2,267,516)

Institutional Shares

Shares sold	2,918,181	26,972,639	6,249,576	57,229,240

Reinvestment of distributions	332,826	3,068,329	655,161	5,990,738

Shares redeemed	(3,391,504)	(31,245,659)	(7,884,960)	(72,034,631)

	(140,497)	(1,204,691)	(980,223)	(8,814,653)

Service Shares

Shares sold	71,354	655,777	147,795	1,351,673

Reinvestment of distributions	8,049	74,113	20,615	188,170

Shares redeemed	(110,913)	(1,021,599)	(481,489)	(4,405,964)

	(31,510)	(291,709)	(313,079)	(2,866,121)

Investor Shares

Shares sold	523,268	4,819,795	574,996	5,305,402

Reinvestment of distributions	43,429	402,300	105,171	966,148

Shares redeemed	(817,885)	(7,529,456)	(1,446,120)	(13,277,521)

	(251,188)	(2,307,361)	(765,953)	(7,005,971)

Class R6 Shares

Shares sold	149,701	1,378,783	622,941	5,686,334

Reinvestment of distributions	25,921	238,918	50,836	465,021

Shares redeemed	(620,610)	(5,760,734)	(489,058)	(4,465,739)

	(444,988)	(4,143,033)	184,719	1,685,616

Class P Shares

Shares sold	561,933	5,168,537	5,525,718	50,447,753

Reinvestment of distributions	256,845	2,367,871	561,672	5,135,551

Shares redeemed	(1,038,206)	(9,534,751)	(9,119,489)	(83,615,755)

	(219,428)	(1,998,343)	(3,032,099)	(28,032,451)

NET DECREASE	(1,995,535)	$(18,369,193)	(6,154,630)	$(56,461,576)

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GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Conservative Income Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	2,625,940	$26,480,727	3,496,425	$35,105,015

Reinvestment of distributions	146,666	1,479,096	196,131	1,970,537

Shares redeemed	(785,932)	(7,922,748)	(2,050,119)	(20,578,953)

	1,986,674	20,037,075	1,642,437	16,496,599

Administration Shares(a)

Reinvestment of distributions	—	—	112	1,119

Shares redeemed	—	—	(2,887)	(29,095)

	—	—	(2,775)	(27,976)

Institutional Shares

Shares sold	10,471,344	105,643,866	63,370,062	637,108,731

Reinvestment of distributions	2,192,932	22,125,461	4,748,763	47,723,065

Shares redeemed	(24,268,191)	(244,825,438)	(70,944,093)	(712,885,278)

	(11,603,915)	(117,056,111)	(2,825,268)	(28,053,482)

Investor Shares

Shares sold	12,720,480	128,308,118	23,157,783	232,546,788

Reinvestment of distributions	724,119	7,305,592	1,313,206	13,192,566

Shares redeemed	(8,879,370)	(89,623,810)	(24,702,528)	(248,098,798)

	4,565,229	45,989,900	(231,539)	(2,359,444)

Class R6 Shares

Shares sold	4,428,359	44,659,733	1,643,493	16,560,961

Reinvestment of distributions	307,560	3,103,765	399,686	4,015,678

Shares redeemed	(74,058)	(746,515)	(4,421)	(44,469)

	4,661,861	47,016,983	2,038,758	20,532,170

Class P Shares

Shares sold	11,550,632	116,459,315	28,787,235	288,994,978

Reinvestment of distributions	1,702,922	17,162,594	3,593,098	36,065,617

Shares redeemed	(11,672,896)	(117,728,083)	(47,994,815)	(481,645,450)

	1,580,658	15,893,826	(15,614,482)	(156,584,855)

Preferred Shares(b)

Reinvestment of distributions	—	—	111	1,115

Shares redeemed	—	—	(2,876)	(28,963)

	—	—	(2,765)	(27,848)

NET INCREASE (DECREASE)	1,190,507	$11,881,673	(14,995,634)	$(150,024,836)

(a)	At the close of business on January 12, 2024, Administration Shares of the Short-Term Conservative Income Fund were liquidated.
(b)	At the close of business on January 12, 2024, Preferred Shares of the Short-Term Conservative Income Fund were liquidated.

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Mortgages Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	81,196	$714,081	197,914	$1,740,370

Reinvestment of distributions	19,669	174,373	42,321	372,449

Shares redeemed	(928,767)	(8,183,361)	(766,325)	(6,826,439)

	(827,902)	(7,294,907)	(526,090)	(4,713,620)

Institutional Shares

Shares sold	389,994	3,471,219	2,198,657	19,328,599

Reinvestment of distributions	74,848	665,786	201,494	1,777,065

Shares redeemed	(502,501)	(4,413,845)	(4,990,597)	(43,287,737)

	(37,659)	(276,840)	(2,590,446)	(22,182,073)

Separate Account Institutional Shares

Shares sold	310,582	2,725,991	633,281	5,612,205

Reinvestment of distributions	194,031	1,720,430	391,107	3,441,208

Shares redeemed	(928,337)	(8,195,078)	(1,474,404)	(13,023,415)

	(423,724)	(3,748,657)	(450,016)	(3,970,002)

Investor Shares

Shares sold	379,372	3,369,745	1,374,089	12,230,339

Reinvestment of distributions	60,994	542,768	112,591	992,457

Shares redeemed	(132,763)	(1,181,337)	(1,358,993)	(11,965,559)

	307,603	2,731,176	127,687	1,257,237

Class R6 Shares

Shares sold	112,237	1,013,747	245,845	2,171,236

Reinvestment of distributions	24,458	217,278	63,836	563,259

Shares redeemed	(288,171)	(2,533,967)	(905,083)	(7,951,090)

	(151,476)	(1,302,942)	(595,402)	(5,216,595)

Class P Shares

Shares sold	—	—	671	6,000

Reinvestment of distributions	13,412	118,939	29,779	262,453

Shares redeemed	(304,632)	(2,762,788)	(75,573)	(666,728)

	(291,220)	(2,643,849)	(45,123)	(398,275)

NET DECREASE	(1,424,378)	$(12,536,019)	(4,079,390)	$(35,223,328)

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Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Enhanced Income Fund, Goldman Sachs Government Income Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Short Duration Bond Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short-Term Conservative Income Fund, and Goldman Sachs U.S. Mortgages Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreements were most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Enhanced Income Fund, Short Duration Bond Fund and Short Duration Government Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Enhanced Income Fund, Short Duration Bond Fund and Short Duration Government Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Enhanced Income Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-, five-, and ten-year periods, and in the fourth quartile for the three-year period, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They also considered that the Enhanced Income Fund had experienced certain principal investment strategy changes and a benchmark change in 2021 and had experienced certain portfolio management changes in 2022. The Trustees observed that the Government Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-year period, and in the third quartile for the three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2024. They noted that the Government Income Fund had experienced certain portfolio management changes in 2021, 2022, and 2023. The Trustees considered that the Inflation Protected Securities Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the ten-year period and in the third quartile for the one-, three-, and five-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They observed that the Inflation Protected Securities Fund had experienced certain portfolio management changes in 2022 and 2023. The Trustees noted that the Short Duration Bond Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-, five-, and ten-year periods and performed in line with the Fund’s benchmark index for the three-year period ended March 31, 2024. They also considered that in July 2021, the Short Duration Bond Fund had been repositioned from the Short Duration Income Fund, which involved changes to the Fund’s name, principal investment strategy and benchmark. The Trustees further observed that the Short Duration Bond Fund had experienced certain portfolio management changes in 2022. They noted that the Short Duration Government Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-, five-, and ten-year periods and in the fourth quartile for the three-year period, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2024. The Trustees considered that the Short Duration Government Fund had experienced certain portfolio management changes in 2022. They also observed that the Short-Term Conservative Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. The Trustees noted that the Short-Term Conservative Income Fund had experienced certain portfolio management changes in 2022. They considered that the U.S. Mortgages Fund’s Institutional Shares had placed in the in the third quartile of the Fund’s peer group for the one-year period and in the fourth quartile for the three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the five-year period and underperformed for the one-, three-, and ten-year periods ended March 31, 2024. The Trustees considered that the U.S. Mortgages Fund had experienced certain portfolio management changes in 2022 and 2023.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints (with the exception of the Short-Term Conservative Income Fund, which does not have breakpoints) to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from

146

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds (other than the Short-Term Conservative Income Fund) at the following annual percentage rates of the average daily net assets of the Funds:

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee (with respect to the Government Income Fund and Short-Term Conservative Income Fund) and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the distribution and service fees paid by the Short Duration Bond Fund’s and Short Duration Government Fund’s Class C shares and a portion of the transfer agency fees paid by the Government Income Fund’s and the Short Duration Bond Fund’s Class A, Class C, Investor and Class R Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Short Duration Bond Fund and Short-Term Conservative Income Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

The Trustees noted that the Short-Term Conservative Income Fund does not have management fee breakpoints. They considered the asset levels in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertakings to waive a portion of its management fee and to limit certain expenses of the Fund that exceed a specified level.

			Inflation	Short	Short
	Enhanced	Government	Protected	Duration	Duration
	Income	Income	Securities	Bond	Government	U.S. Mortgages
Average Daily Net Assets	Fund	Fund	Fund	Fund	Fund	Fund

First $1 billion	0.25%	0.53%	0.26%	0.40%	0.44%	0.34%

Next $1 billion	0.23	0.48	0.23	0.36	0.40	0.31

Next $3 billion	0.22	0.45	0.22	0.34	0.38	0.29

Next $3 billion	0.22	0.44	0.22	0.33	0.37	0.28

Over $8 billion	0.22	0.44	0.21	0.32	0.36	0.28

147

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (h) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (i) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each Fund until June 30, 2025.

148

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener PaulC.Wirth GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2024 Goldman Sachs. All rights reserved. SDFISAR-24

Goldman Sachs Funds September 30, 2024 Single Sector Fixed Income Funds Goldman Sachs Emerging Markets Credit Fund Goldman Sachs Emerging Markets Debt Fund Goldman Sachs High Yield Fund Goldman Sachs High Yield Floating Rate Fund Goldman Sachs Investment Grade Credit Fund Goldman Sachs Short Duration High Yield Fund

Goldman Sachs Single Sector Fixed Income Funds

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 93.4%

Argentina(a)(b) – 0.6%
YPF SA (NR/Caa3)
$190,000	9.500%		01/17/31	$200,213

Australia(a) – 0.6%
Santos Finance Ltd. (BBB-/NR)
200,000	4.125		09/14/27	196,144

Brazil – 3.7%
B3 SA - Brasil Bolsa Balcao (NR/Ba1)
210,000	4.125		09/20/31	192,251
Guara Norte SARL (NR/Baa3)
165,630	5.198		06/15/34	157,221
Petrobras Global Finance BV (BB/Ba1)
200,000	6.500	(a)	07/03/33	206,804
Samarco Mineracao SA (NR/B3) (PIK 9.049%, Cash 9.000%)
164,676	9.000	(a)(c)	06/30/31	153,395
Sitios Latinoamerica SAB de CV (NR/Baa3)
260,000	5.375	(a)	04/04/32	249,600
Vale Overseas Ltd. (BBB-/Baa3)(a)
140,000	6.125		06/12/33	147,700
70,000	6.400		06/28/54	73,514

				1,180,485

British Indian Ocean Territory – 1.0%
Gohl Capital Ltd. (NR/Baa2)
310,000	4.250		01/24/27	305,641

Canada(a) – 1.9%
First Quantum Minerals Ltd. (B/NR)
200,000	6.875		10/15/27	196,726
200,000	9.375	(b)	03/01/29	212,000
St. Mary’s Cement, Inc. (BBB/Baa3)
200,000	5.750	(b)	04/02/34	205,800

				614,526

Cayman Islands – 0.6%
DP World Crescent Ltd. (NR/Baa2)
200,000	3.875		07/18/29	193,875

Chile – 3.6%
AES Andes SA (BBB-/Baa3)
200,000	6.300	(a)	03/15/29	207,260
Banco del Estado de Chile (BBB-/Baa3) (5 yr. CMT + 3.228%)
200,000	7.950	(a)(b)(d)	05/02/29	214,500
GNL Quintero SA (BBB+/Baa2)
294,200	4.634		07/31/29	292,361
Interchile SA (NR/Baa1)
250,000	4.500	(a)	06/30/56	212,475
Inversiones CMPC SA (BBB/Baa3)
230,000	3.000	(a)	04/06/31	204,197

				1,130,793

China(a) – 1.3%
Huachen Energy Co. Ltd. (NR/WR) (PIK 2.350%, Cash 2.300%)
61,067	4.650	(c)	12/29/26	33,379
Meituan (BBB+/Baa2)
200,000	3.050		10/28/30	182,125

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

China(a) (continued)
Prosus NV (BBB/Baa2)
	$200,000	4.193%		01/19/32	$187,750

					403,254

Colombia – 5.8%
Banco de Bogota SA (NR/Ba2)
	200,000	6.250		05/12/26	200,928
Bancolombia SA (NR/Ba3) (5 yr. CMT + 4.320%)
	200,000	8.625	(a)(d)	12/24/34	212,800
Ecopetrol SA (BB+/Ba1)(a)
	400,000	8.625		01/19/29	430,100
	210,000	4.625		11/02/31	179,907
Empresas Publicas de Medellin ESP (NR/Baa3)
	290,000	4.250	(a)	07/18/29	263,102
Geopark Ltd. (B+/NR)
	200,000	5.500	(a)	01/17/27	190,280
Oleoducto Central SA (BB+/Ba1)
	350,000	4.000	(a)	07/14/27	334,775

					1,811,892

Czech Republic(a)(d) – 0.7%
Ceska sporitelna AS (BBB+/NR) (3 mo. EUR EURIBOR + 2.350%)
EUR	200,000	5.737		03/08/28	231,568

Dominican Republic(a)(b) – 1.5%
Aeropuertos Dominicanos Siglo XXI SA (NR/Ba2)
	$460,000	7.000		06/30/34	480,366

Ghana(a)(b) – 0.8%
Kosmos Energy Ltd. (NR/B3u)
	260,000	8.750		10/01/31	256,750

Guatemala(a) – 1.9%
Banco Industrial SA (NR/B1) (5 yr. CMT + 4.442%)
	200,000	4.875	(d)	01/29/31	195,104
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
	200,000	5.250		04/27/29	193,900
Energuate Trust (NR/Ba2)
	220,000	5.875		05/03/27	216,768

					605,772

Hong Kong(a) – 1.4%
CAS Capital No. 1 Ltd. (BB/Ba2) (5 yr. CMT + 3.642%)
	200,000	4.000	(d)	07/12/26	191,980
Melco Resorts Finance Ltd. (BB-/Ba3)
	260,000	5.625		07/17/27	253,094

					445,074

India(a) – 4.0%
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
	200,000	4.200		08/04/27	192,438
CA Magnum Holdings (NR/B1)
	200,000	5.375		10/31/26	197,178
IRB Infrastructure Developers Ltd. (NR/Ba2)
	200,000	7.110	(b)	03/11/32	208,250

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

India(a) (continued)
JSW Hydro Energy Ltd. (NR/Ba1)
$152,000	4.125%		05/18/31	$138,795
JSW Infrastructure Ltd. (NR/Ba1)
200,000	4.950		01/21/29	194,500
Vedanta Resources Finance II PLC (B-/NR)
126,900	13.875		01/21/27	126,938
Vedanta Resources Ltd. (B-/Caa2u)
188,000	13.875		12/09/28	191,995

				1,250,094

Indonesia(a) – 0.6%
Cikarang Listrindo Tbk. PT (BB+/Ba1)
200,000	4.950		09/14/26	196,700
Modernland Overseas Pte. Ltd. (NR/NR)
3,000	5.000	(c)	04/30/27	300

				197,000

Israel – 1.7%
Teva Pharmaceutical Finance Netherlands III BV (BB-/Ba2)
200,000	7.125	(a)	01/31/25	200,216
150,000	3.150		10/01/26	144,213
200,000	4.750	(a)	05/09/27	197,102

				541,531

Jamaica(a)(b) – 0.7%
Kingston Airport Revenue Finance Ltd. (BB/Ba3)
200,000	6.750		12/15/36	206,300

Jordan – 0.8%
Hikma Finance USA LLC (BBB-/WR)
250,000	3.250		07/09/25	245,703

Kazakhstan(a) – 0.6%
Tengizchevroil Finance Co. International Ltd. (BB+/Baa2)
200,000	2.625		08/15/25	195,188

Luxembourg – 2.3%
Acu Petroleo Luxembourg SARL (BB/Ba2)
236,198	7.500	(a)	07/13/35	236,435
MHP Lux SA (CCC/NR)
200,000	6.950		04/03/26	175,000
Rede D’or Finance SARL (BB+/NR)
320,000	4.500	(a)	01/22/30	306,720

				718,155

Macau(a) – 0.6%
Champion Path Holdings Ltd. (NR/B1)
200,000	4.500		01/27/26	194,875

Malaysia(a) – 0.6%
GENM Capital Labuan Ltd. (BBB-/NR)
200,000	3.882		04/19/31	181,813

Mauritius(a) – 0.8%
Axian Telecom (B/NR)
240,000	7.375		02/16/27	240,900

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Mexico – 6.9%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa2) (5 yr. CMT + 2.995%)
$200,000	7.525	%(a)(d)	10/01/28	$210,688
BBVA Bancomer SA (BB/NR) (5 yr. CMT + 2.650%)
200,000	5.125	(a)(d)	01/18/33	189,260
Becle SAB de CV (BBB-/NR)
250,000	2.500	(a)	10/14/31	206,135
Cemex SAB de CV (BB/NR) (5 yr. CMT + 5.157%)
340,000	9.125	(a)(d)	03/14/28	370,634
Cemex SAB de CV (BBB-/NR)
200,000	3.875	(a)	07/11/31	183,250
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 (NR/Ba1)
400,000	4.375	(a)	07/22/31	333,212
Mexico City Airport Trust (BBB/Baa3)(a)
330,000	4.250		10/31/26	323,515
200,000	5.500		07/31/47	171,562
Petroleos Mexicanos (BBB/B3)
20,000	6.500		03/13/27	19,590
20,000	5.350		02/12/28	18,690
30,000	6.500		01/23/29	28,314
20,000	8.750	(a)	06/02/29	20,280
20,000	6.375		01/23/45	13,966
40,000	6.750		09/21/47	28,600
20,000	6.350		02/12/48	13,840
40,000	6.950	(a)	01/28/60	28,624

				2,160,160

Mongolia(a) – 2.7%
MGM China Holdings Ltd. (B+/B1)
200,000	4.750		02/01/27	194,625
Mongolian Mining Corp. (NR/NR)
8,597	11.000	(e)	10/01/24	8,631
Mongolian Mining Corp./Energy Resources LLC (NR/B3)
125,000	12.500		09/13/26	135,000
Sands China Ltd. (BBB-/Baa2)
260,000	2.300		03/08/27	243,263
Wynn Macau Ltd. (BB-/B1)
270,000	5.500		10/01/27	264,600

				846,119

Morocco – 1.7%
OCP SA (BB+/NR)
320,000	4.500		10/22/25	315,920
260,000	5.125	(a)	06/23/51	211,328

				527,248

Netherlands – 5.1%
Braskem Netherlands Finance BV (BB+/NR)
200,000	4.500	(a)	01/31/30	178,340
Minejesa Capital BV (NR/Baa3)
171,920	4.625		08/10/30	169,610
MV24 Capital BV (BB+/NR)
315,320	6.748		06/01/34	308,427

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Netherlands (continued)
NE Property BV (BBB/NR)
EUR	330,000	1.875	%(a)	10/09/26	$353,109
Prosus NV (BBB/Baa2)(a)
	$200,000	3.257		01/19/27	193,000
	200,000	3.680		01/21/30	188,250
Vivo Energy Investments BV (BB+/Ba1)
	210,000	5.125	(a)	09/24/27	203,832

					1,594,568

Nigeria – 3.3%
Access Bank PLC (NR/Caa1)
	370,000	6.125		09/21/26	351,330
IHS Holding Ltd. (B+/NR)
	280,000	5.625	(a)	11/29/26	275,245
SEPLAT Energy PLC (B/Caa1)
	400,000	7.750	(a)	04/01/26	400,125

					1,026,700

Norway(a) – 1.1%
DNO ASA (NR/NR)
	130,000	7.875	(b)	09/09/26	130,494
	200,000	9.250		06/04/29	206,700

					337,194

Panama(a) – 2.7%
Aeropuerto Internacional de Tocumen SA (BBB/Baa3)
	200,000	4.000		08/11/41	161,502
	200,000	5.125		08/11/61	158,812
AES Panama Generation Holdings SRL (NR/Baa3)
	386,052	4.375		05/31/30	347,918
Telecomunicaciones Digitales SA (NR/Ba2)
	200,000	4.500		01/30/30	183,188

					851,420

Paraguay(a) – 1.5%
Banco Continental SAECA (NR/Baa3)
	300,000	2.750		12/10/25	290,062
Telefonica Celular del Paraguay SA (NR/Ba2)
	200,000	5.875		04/15/27	198,302

					488,364

Peru(a) – 3.0%
Banco de Credito del Peru SA (BBB-/Baa3)
	220,000	5.850	(b)	01/11/29	228,030
Hunt Oil Co. of Peru LLC Sucursal Del Peru (NR/Ba1)
	200,000	8.550	(b)	09/18/33	224,300
InRetail Consumer (BB+/Baa3)
	200,000	3.250		03/22/28	187,438
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (NR/Ba1)
	320,000	3.500		08/02/28	292,499

					932,267

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Romania(a)(d) – 1.9%
Banca Comerciala Romana SA (NR/Baa2) (3 mo. EUR EURIBOR + 4.539%)
EUR	200,000	7.625%		05/19/27	$233,205
Banca Transilvania SA (NR/Ba1) (1 yr. EURIBOR ICE Swap + 5.580%)
	320,000	8.875		04/27/27	377,135

					610,340

Saudi Arabia – 1.6%
EIG Pearl Holdings SARL (NR/A1)
	$200,000	3.545		08/31/36	177,598
Saudi Arabian Oil Co. (NR/A1)
	200,000	5.750	(a)(b)	07/17/54	202,400
Saudi Arabian Oil Co. (NR/A1)
	200,000	3.250	(a)	11/24/50	140,688

					520,686

Singapore – 1.3%
Continuum Energy Aura Pte. Ltd. (B+/NR)
	200,000	9.500	(a)	02/24/27	209,875
LLPL Capital Pte. Ltd. (NR/Baa3)
	188,975	6.875		02/04/39	195,412

					405,287

South Africa – 6.0%
Absa Group Ltd. (NR/B2) (5 yr. CMT + 5.411%)
	240,000	6.375	(a)(d)	05/27/26	236,550
Anglo American Capital PLC (BBB/Baa2)(a)(b)
	200,000	5.750		04/05/34	208,806
	200,000	6.000		04/05/54	209,378
Bidvest Group U.K. PLC (NR/Ba2)
	230,000	3.625	(a)	09/23/26	223,100
Eskom Holdings SOC Ltd. (B/B2)
	200,000	7.125		02/11/25	200,170
Eskom Holdings SOC Ltd. (BB-/Ba2)(f)
	200,000	4.314		07/23/27	193,734
MTN Mauritius Investments Ltd. (BB-/Ba2)
	320,000	6.500		10/13/26	324,016
Sasol Financing USA LLC (BB+/Ba1)
	290,000	8.750	(a)	05/03/29	306,811

					1,902,565

South Korea(g) – 0.6%
LG Chem Ltd. (NR/A3)
	200,000	1.600		07/18/30	191,234

Supranational(a) – 0.6%
African Export-Import Bank (NR/Baa1)
	200,000	2.634		05/17/26	189,754

Turkey – 6.5%
Akbank TAS (NR/B1)
	210,000	7.498	(b)	01/20/30	216,825
Anadolu Efes Biracilik Ve Malt Sanayii AS (BB+/NR)
	320,000	3.375	(a)	06/29/28	284,000

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Turkey (continued)
Coca-Cola Icecek AS (BB+/NR)
	$200,000	4.500	%(a)	01/20/29	$193,625
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (NR/B3)
	266,804	9.500	(a)	07/10/36	249,488
Mersin Uluslararasi Liman Isletmeciligi AS (BB-/NR)
	200,000	8.250	(a)(b)	11/15/28	208,687
Sisecam U.K. PLC (NR/B1)
	230,000	8.625	(a)(b)	05/02/32	236,325
Turkiye Garanti Bankasi AS (NR/B2) (5 yr. CMT + 4.090%)
	200,000	8.375	(a)(b)(d)	02/28/34	205,688
Yapi ve Kredi Bankasi AS (NR/B1)
	400,000	9.250	(b)	10/16/28	438,625

					2,033,263

Ukraine – 0.7%
Metinvest BV (CCC+/NR)
EUR	220,000	5.625		06/17/25	216,730

United Arab Emirates – 1.7%
Adnoc Murban Rsc Ltd. (AA/Aa2)
	$200,000	5.125	(a)(b)	09/11/54	196,600
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)
	154,852	2.160		03/31/34	137,252
NBK Tier 1 Financing 2 Ltd. (NR/Baa3) (6 yr. CMT + 2.832%)
	200,000	4.500	(a)(d)	08/27/25	196,625

					530,477

United Kingdom(a) – 1.3%
Endeavour Mining PLC (BB-/NR)
	220,000	5.000		10/14/26	213,290
Tullow Oil PLC (CCC+/Caa2)
	200,000	7.000		03/01/25	189,396

					402,686

United States(a) – 2.5%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners (BB-/Ba3)
	200,000	4.050		04/27/26	193,938
GCC SAB de CV (BBB-/NR)
	200,000	3.614		04/20/32	178,000
Las Vegas Sands Corp. (BB+/Baa3)
	200,000	3.900		08/08/29	190,668
Sagicor Financial Co. Ltd. (BBB/NR)
	230,000	5.300		05/13/28	227,475

					790,081

Uzbekistan – 1.9%
Ipoteka-Bank ATIB (BB-/NR)
	400,000	5.500		11/19/25	391,624
Uzbek Industrial & Construction Bank ATB (BB-/NR)
	200,000	8.950	(b)	07/24/29	200,875

					592,499

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations (continued)

Vietnam(a) – 0.7%
Mong Duong Finance Holdings BV (NR/Ba2)
	$227,686	5.125%	05/07/29	$220,371

TOTAL CORPORATE OBLIGATIONS (Cost $27,611,451)				$29,397,925

Sovereign Debt Obligations – 2.5%

Poland(b)(f) – 1.2%
Bank Gospodarstwa Krajowego (NR/A2)
	$340,000	6.250%	10/31/28	$364,412

Uzbekistan – 1.3%
National Bank of Uzbekistan (BB-/NR)
	200,000	4.850	10/21/25	196,680
Republic of Uzbekistan International Bonds (BB-/NR)
	200,000	7.850 (b)	10/12/28	211,125

				407,805

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $730,227)				$772,217

Shares		Dividend Rate		Value

Investment Company(h) – 1.4%

Goldman Sachs Financial Square Government Fund — Institutional Shares
	455,540	4.854%		$455,540
(Cost $455,540)

TOTAL INVESTMENTS – 97.3%
(Cost $28,797,218)				$30,625,682

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%				852,929

NET ASSETS – 100.0%				$31,478,611

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2024.

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $558,146, which represents approximately 1.8% of the Fund’s net assets as of September 30, 2024.

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2024.

(h)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from S&P’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD	1,407,704	EUR	1,291,013	10/24/24	$(30,949)

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	3	12/19/24	$342,844	$ 299
20 Year U.S. Treasury Bonds	5	12/19/24	620,937	(1,466)
Ultra 10-Year U.S. Treasury Notes	3	12/19/24	354,891	(1,335)
Ultra Long U.S. Treasury Bonds	3	12/19/24	399,281	(5,170)

TOTAL FUTURES CONTRACTS				$(7,672)

SWAP CONTRACTS — At September 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(b)	2.750%(c)	12/18/26	EUR	160	$ 2,142	$ 1,636	$ 506
2.500%(c)	6M EURO(b)	12/18/29		110	(1,943)	(1,297)	(646)
2.500(c)	6M EURO(b)	12/18/31		100	(1,941)	(1,303)	(638)
6M EURO(b)	2.500(c)	12/18/34		140	2,386	1,493	893
2.750(c)	6M EURO(b)	12/18/39		110	(4,818)	(4,153)	(665)

TOTAL					$(4,174)	$(3,624)	$(550)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2024.
(b)	Payments made semi-annually.
(c)	Payments made annually.

Currency Abbreviations:

EUR	—Euro
USD	—U.S. Dollar

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
MTN	—Medium Term Note
NR	—Not Rated
PIK	—Payment in kind
PLC	—Public Limited Company
WR	—Withdrawn Rating

Abbreviation:
EURO	—Euro Offered Rate

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 72.5%

Angola – 1.7%
Angola Government International Bonds (B-/B3)
	$1,330,000	8.000%		11/26/29	$1,201,987
	450,000	8.750	(a)	04/14/32	403,452
	1,040,000	9.125		11/26/49	859,227
Angola Government International Bonds (NR/B3)
	327,000	9.500		11/12/25	332,723
	320,000	8.250		05/09/28	303,600
	2,160,000	8.250	(a)	05/09/28	2,049,300
	1,880,000	9.375		05/08/48	1,581,550

					6,731,839

Argentina(b) – 1.6%
Argentina Republic Government International Bonds (CCC/NR)
EUR	120,088	0.500		07/09/29	82,879
	$49,348	1.000		07/09/29	32,052
	1,012,490	0.750	(c)	07/09/30	621,173
	4,005,877	4.125	(c)	07/09/35	1,922,821
	4,300,000	5.000	(c)	01/09/38	2,257,500
	3,314,455	3.500	(c)	07/09/41	1,511,391

					6,427,816

Azerbaijan – 0.6%
Republic of Azerbaijan International Bonds (NR/Ba1u)
	2,880,000	3.500		09/01/32	2,589,293

Bahrain – 2.2%
Bahrain Government International Bonds (B+/B2u)
	1,510,000	7.375	(a)	05/14/30	1,629,275
	1,320,000	5.625	(a)	09/30/31	1,303,500
	230,000	5.450		09/16/32	221,591
	820,000	5.450	(a)	09/16/32	790,021
Bahrain Government International Bonds (B+/NR)
	1,490,000	4.250	(a)	01/25/28	1,437,850
	2,390,000	6.750		09/20/29	2,503,525
	1,230,000	5.250		01/25/33	1,159,656

					9,045,418

Benin(a) – 0.4%
Benin Government International Bonds (BB-/B1)
	350,000	7.960		02/13/38	346,828
Benin Government International Bonds (BB-/NR)
EUR	1,420,000	4.875		01/19/32	1,412,726

					1,759,554

Bermuda(b) – 0.3%
Bermuda Government International Bonds (A+/A2)
	$700,000	2.375		08/20/30	617,969
	580,000	3.375		08/20/50	426,300

					1,044,269

Brazil – 2.4%
Brazil Government International Bonds (BB/Ba2)
	705,000	3.875		06/12/30	658,632
	920,000	6.250		03/18/31	961,152
	1,660,000	6.000		10/20/33	1,687,324
	1,670,000	6.125		03/15/34	1,700,895

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Brazil (continued)
	$1,518,000	5.625%		01/07/41	$1,411,603
	2,510,000	4.750	(b)	01/14/50	1,916,033
	1,550,000	7.125		05/13/54	1,606,823

					9,942,462

Chile(b) – 1.7%
Chile Government International Bonds (A/A2)
	400,000	2.550		07/27/33	342,000
	710,000	3.500		01/31/34	651,070
	440,000	4.340		03/07/42	401,060
	390,000	3.500		01/25/50	299,130
	890,000	4.000		01/31/52	734,695
	280,000	5.330		01/05/54	283,500
	2,820,000	3.100		01/22/61	1,872,480
	3,200,000	3.250		09/21/71	2,143,000

					6,726,935

Colombia(b) – 2.7%
Colombia Government International Bonds (BB+/Baa2)
	1,200,000	4.500		03/15/29	1,136,400
	2,290,000	3.000		01/30/30	1,961,385
	3,130,000	3.125		04/15/31	2,582,250
	1,300,000	3.250		04/22/32	1,047,150
	580,000	7.500		02/02/34	601,170
	720,000	5.625		02/26/44	579,600
	1,380,000	5.000		06/15/45	1,012,920
	1,290,000	4.125		05/15/51	811,410
	2,320,000	3.875		02/15/61	1,344,440

					11,076,725

Costa Rica – 1.7%
Costa Rica Government International Bonds (BB-/Ba3)
	880,000	6.125		02/19/31	911,680
	3,833,000	6.550	(a)(b)	04/03/34	4,078,312
	470,000	5.625		04/30/43	439,450
	930,000	7.000		04/04/44	993,361
	460,000	7.300	(a)(b)	11/13/54	508,139

					6,930,942

Dominican Republic – 3.2%
Dominican Republic International Bonds (BB/Ba3)
	940,000	5.500	(a)(b)	02/22/29	947,050
	610,000	5.500	(b)	02/22/29	614,575
	2,900,000	4.500	(a)	01/30/30	2,774,024
	1,250,000	4.500		01/30/30	1,195,700
	150,000	7.050	(b)	02/03/31	161,631
	2,020,000	7.050	(a)(b)	02/03/31	2,176,631
	150,000	6.600	(a)(b)	06/01/36	159,075
	980,000	6.600	(b)	06/01/36	1,039,290
DOP	28,750,000	10.750	(a)(b)	06/01/36	507,298
	$199,000	6.850		01/27/45	211,863
	830,000	6.500	(a)	02/15/48	854,381
	360,000	6.400	(a)	06/05/49	368,439
	2,330,000	5.875		01/30/60	2,186,559

					13,196,516

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Ecuador – 1.9%
Ecuador Government International Bonds (B-/NR)
$1,462,360	0.000	%(a)(d)	07/31/30	$815,997
2,239,000	0.000	(d)	07/31/30	1,249,362
2,397,000	6.900	(c)	07/31/30	1,741,420
6,008,455	5.500	(a)(c)	07/31/35	3,415,807
769,000	5.500	(c)	07/31/35	437,177

				7,659,763

Egypt – 2.0%
Egypt Government International Bonds (B-/Caa1)
1,740,000	7.300		09/30/33	1,477,369
200,000	8.750		09/30/51	163,625
820,000	7.500		02/16/61	593,992
Egypt Government International Bonds (B-/Caa1u)
700,000	7.625	(a)	05/29/32	619,500
2,530,000	8.700		03/01/49	2,073,031
1,870,000	8.875	(a)	05/29/50	1,543,928
1,850,000	8.875		05/29/50	1,527,416
Egypt Government International Bonds (NR/Caa1)
210,000	8.500		01/31/47	169,509

				8,168,370

El Salvador – 0.9%
El Salvador Government International Bonds (B-/Caa1u)
65,000	6.375		01/18/27	62,400
380,000	8.625		02/28/29	373,825
630,000	8.250		04/10/32	584,640
610,000	7.650		06/15/35	526,735
1,100,000	7.625		02/01/41	896,159
830,000	7.125	(b)	01/20/50	630,800
650,000	9.500	(a)(b)	07/15/52	605,722

				3,680,281

Ghana – 1.3%
Ghana Government International Bonds (D/Ca)(e)
796,000	6.375		02/11/27	416,905
770,000	7.750		04/07/29	409,063
1,350,000	7.625		05/16/29	712,125
560,000	8.125	(a)	03/26/32	297,500
380,000	8.125		03/26/32	201,875
944,000	8.625		04/07/34	506,220
810,000	7.875		02/11/35	436,387
490,000	8.875		05/07/42	260,925
304,000	8.875	(a)	05/07/42	161,880
210,000	8.627	(a)	06/16/49	111,038
379,000	8.627		06/16/49	200,396
440,000	8.950		03/26/51	236,500
Ghana Government International Bonds (NR/Caa3)
1,970,000	10.750		10/14/30	1,337,137

				5,287,951

Guatemala – 1.9%
Guatemala Government Bonds (BB/Ba1)
1,400,000	4.375	(a)	06/05/27	1,362,200
1,330,000	5.250	(a)(b)	08/10/29	1,312,710

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Guatemala (continued)
	$470,000	5.250	%(b)	08/10/29	$463,890
	1,270,000	4.900	(b)	06/01/30	1,238,647
	220,000	6.050	(a)(b)	08/06/31	224,906
	430,000	7.050	(b)	10/04/32	464,400
	350,000	7.050	(a)(b)	10/04/32	378,000
	200,000	6.550	(a)(b)	02/06/37	207,340
	1,090,000	6.125	(a)(b)	06/01/50	1,041,972
Guatemala Government Bonds (BB/NR)
	1,120,000	4.650	(b)	10/07/41	925,050

					7,619,115

Hungary – 3.0%
Hungary Government International Bonds (BBB-/Baa2)
	880,000	6.125	(a)	05/22/28	917,453
	410,000	5.250		06/16/29	415,789
	990,000	5.250	(a)	06/16/29	1,003,979
	1,770,000	2.125		09/22/31	1,466,445
	1,810,000	6.250	(a)	09/22/32	1,943,487
	630,000	5.500	(a)	06/16/34	642,241
	1,450,000	5.500	(a)	03/26/36	1,459,062
	910,000	5.500		03/26/36	915,688
	180,000	7.625		03/29/41	214,481
	2,360,000	3.125		09/21/51	1,577,129
	580,000	6.750	(a)	09/25/52	653,805
Magyar Export-Import Bank Zrt (BBB-/NR)(f)
	790,000	6.125	(a)(b)	12/04/27	811,480

					12,021,039

Indonesia – 1.4%
Indonesia Government International Bonds (BBB/Baa2)
	720,000	4.650	(b)	09/20/32	726,750
EUR	870,000	1.100		03/12/33	797,752
	$926,000	6.625		02/17/37	1,082,262
	720,000	4.625		04/15/43	703,800
	1,260,000	3.200	(b)	09/23/61	881,213
	1,490,000	3.350		03/12/71	1,048,021
Perusahaan Penerbit SBSN Indonesia III (BBB/Baa2)
	572,000	3.800	(a)	06/23/50	472,258

					5,712,056

Iraq(b) – 0.3%
Iraq International Bonds (NR/NR)
	1,185,625	5.800		01/15/28	1,150,427

Ivory Coast – 1.4%
Ivory Coast Government International Bonds (BB-/Ba2)
	770,000	6.375		03/03/28	770,000
EUR	990,000	5.250		03/22/30	1,049,672
	$420,000	7.625	(a)	01/30/33	431,025
	290,000	7.625		01/30/33	297,613
	2,220,000	6.125		06/15/33	2,089,575
	680,000	8.250	(a)	01/30/37	698,275
	340,000	8.250		01/30/37	349,137

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Ivory Coast (continued)
Ivory Coast Government International Bonds (BB-/NR)
	$121,667	5.750	%(b)(c)	12/31/32	$115,918

					5,801,215

Jamaica – 0.4%
Jamaica Government International Bonds (BB-/B1)
	1,400,000	7.875		07/28/45	1,724,100

Jordan – 0.9%
Jordan Government International Bonds (BB-/Ba3)
	1,455,000	5.750		01/31/27	1,422,717
	480,000	7.500	(a)	01/13/29	486,480
	800,000	5.850	(a)	07/07/30	750,000
	940,000	5.850		07/07/30	881,250

					3,540,447

Kenya – 0.7%
Republic of Kenya Government International Bonds (B-/Caa1u)
	270,000	7.000	(a)	05/22/27	265,275
	240,000	7.250		02/28/28	230,700
	550,000	9.750	(a)	02/16/31	553,437
	470,000	8.000		05/22/32	434,774
	200,000	8.000	(a)	05/22/32	185,010
	510,000	6.300		01/23/34	415,969
	820,000	8.250		02/28/48	692,900

					2,778,065

Latvia(a) – 0.4%
Latvia Government International Bonds (A/A3)
	1,600,000	5.125		07/30/34	1,657,024

Macedonia(a)(b) – 0.1%
North Macedonia Government International Bonds (BB-/NR)
EUR	320,000	6.960		03/13/27	371,122

Mexico – 2.5%
Mexico Bonos (NR/NR)
MXN	27,000,000	8.500		03/01/29	1,337,110
Mexico Government International Bonds (BBB/Baa2)(b)
	$540,000	2.659		05/24/31	463,217
	610,000	6.350		02/09/35	639,280
	690,000	6.000		05/07/36	702,420
EUR	110,000	2.250		08/12/36	95,967
	$1,240,000	4.280		08/14/41	1,015,637
EUR	1,110,000	2.125		10/25/51	729,774
	$1,250,000	6.338		05/04/53	1,242,578
	4,719,000	3.771		05/24/61	3,077,685
	1,400,000	3.750		04/19/71	889,438

					10,193,106

Mongolia – 0.7%
Mongolia Government International Bonds (B+/B3u)
	320,000	5.125		04/07/26	315,200
	280,000	5.125	(a)	04/07/26	275,800
	700,000	3.500		07/07/27	650,125
	460,000	3.500	(a)	07/07/27	427,225
	720,000	8.650	(a)	01/19/28	770,175

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Mongolia (continued)
	$200,000	7.875	%(a)	06/05/29	$211,250

					2,649,775

Morocco – 1.1%
Morocco Government International Bonds (BB+/Ba1u)
	640,000	2.375	(a)	12/15/27	592,602
	270,000	2.375		12/15/27	250,004
	1,030,000	5.950	(a)	03/08/28	1,064,124
EUR	710,000	1.500	(a)	11/27/31	662,153
	$490,000	3.000	(a)	12/15/32	420,484
	1,230,000	4.000		12/15/50	910,584
Morocco Government International Bonds (BB+/NR)
	510,000	5.500		12/11/42	483,862

					4,383,813

Nigeria – 2.3%
Nigeria Government International Bonds (B-/Caa1)
	1,815,000	6.500		11/28/27	1,702,697
	630,000	6.125	(a)	09/28/28	571,528
	2,080,000	6.125		09/28/28	1,886,950
	200,000	8.375		03/24/29	193,750
	1,518,000	7.143		02/23/30	1,378,060
	1,320,000	7.875		02/16/32	1,188,000
	690,000	7.696	(a)	02/23/38	562,350
	980,000	7.625		11/28/47	750,006
	1,215,000	8.250		09/28/51	970,542

					9,203,883

Oman – 3.4%
Oman Government International Bonds (BBB-/Ba1)
	990,000	4.750		06/15/26	987,525
	700,000	5.375		03/08/27	708,312
	1,500,000	6.500		03/08/47	1,581,094
Oman Government International Bonds (NR/Ba1)
	1,740,000	6.750	(a)	10/28/27	1,836,787
	2,960,000	5.625		01/17/28	3,031,225
	2,100,000	6.000		08/01/29	2,201,719
	200,000	6.250		01/25/31	213,250
	1,390,000	7.375	(a)	10/28/32	1,595,025
	1,420,000	6.750	(a)	01/17/48	1,538,925
	250,000	6.750		01/17/48	270,938

					13,964,800

Pakistan – 1.1%
Pakistan Government International Bonds (CCC+/Caa2)
	730,000	6.875		12/05/27	661,563
	500,000	7.875		03/31/36	399,375
Pakistan Government International Bonds (NR/Caa2)
	320,000	8.250		09/30/25	314,100
	1,630,000	7.375		04/08/31	1,379,387
	1,480,000	8.875		04/08/51	1,182,150
Pakistan Water & Power Development Authority (CCC+/NR)
	940,000	7.500		06/04/31	730,850

					4,667,425

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Panama – 1.8%
Panama Government International Bonds (BBB/Baa3)(b)
	$470,000	6.875%		01/31/36	$493,794
	1,190,000	4.500		04/16/50	874,579
	460,000	6.853		03/28/54	464,830
	1,530,000	4.500		04/01/56	1,098,815
	3,101,000	3.870		07/23/60	1,949,754
	1,410,000	4.500		01/19/63	988,325
Panama Notas del Tesoro (BBB/Baa3)
	1,460,000	3.750		04/17/26	1,423,252

					7,293,349

Paraguay – 1.6%
Paraguay Government International Bonds (BB+/Baa3)
	469,000	5.000	(a)	04/15/26	468,751
	2,190,000	4.700	(a)	03/27/27	2,185,894
	340,000	4.950	(a)(b)	04/28/31	339,044
	3,229,000	2.739	(a)(b)	01/29/33	2,750,704
	1,000,000	5.400	(b)	03/30/50	932,500

					6,676,893

Peru(b) – 1.2%
Peru Government International Bonds (BBB-/Baa1)
EUR	580,000	1.250		03/11/33	524,168
	$1,450,000	5.375		02/08/35	1,484,800
	1,460,000	2.780		12/01/60	880,804
	330,000	3.600		01/15/72	226,175
	2,910,000	3.230		07/28/21(g)	1,739,634

					4,855,581

Philippines – 0.4%
Philippines Government International Bonds (BBB+/Baa2)
	1,870,000	3.200		07/06/46	1,423,220
	330,000	5.950		10/13/47	371,456

					1,794,676

Poland – 1.7%
Bank Gospodarstwa Krajowego (NR/A2)(f)
	1,380,000	6.250	(a)	10/31/28	1,479,084
Republic of Poland Government International Bonds (A-/A2)(b)
	570,000	4.625		03/18/29	584,244
	2,290,000	5.125		09/18/34	2,352,265
	690,000	5.500		04/04/53	707,630
	1,840,000	5.500		03/18/54	1,873,249

					6,996,472

Qatar – 0.5%
Qatar Government International Bonds (AA/Aa2)
	1,290,000	4.400		04/16/50	1,193,250
	830,000	4.400	(a)	04/16/50	767,750

					1,961,000

Romania – 1.8%
Romania Government International Bonds (BBB-/Baa3)
	2,400,000	6.625	(a)	02/17/28	2,506,800
	920,000	6.625		02/17/28	961,860

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Romania (continued)
EUR	1,130,000	1.750	%(a)	07/13/30	$1,072,325
	$1,050,000	3.000	(a)	02/14/31	913,762
EUR	700,000	2.124	(a)	07/16/31	654,049
	$20,000	3.625	(a)	03/27/32	17,781
EUR	140,000	3.375		01/28/50	105,691
	$530,000	4.000		02/14/51	384,780
	740,000	7.625	(a)	01/17/53	850,068

					7,467,116

Saudi Arabia – 1.6%
Saudi Government International Bonds (NR/A1)
	1,190,000	4.500		10/26/46	1,048,687
	1,160,000	4.625		10/04/47	1,037,475
	1,270,000	3.250		11/17/51	869,950
	2,250,000	5.750		01/16/54	2,292,187
Saudi Government International Bonds (NR/A1)
	1,360,000	5.000	(a)	01/18/53	1,259,700
	200,000	3.750		01/21/55	147,563

					6,655,562

Senegal – 0.5%
Senegal Government International Bonds (B+/Ba3)
EUR	1,680,000	4.750		03/13/28	1,746,782
	$200,000	6.750		03/13/48	147,375

					1,894,157

Serbia – 1.3%
Serbia International Bonds (BB+/Ba2)
	1,800,000	6.250	(a)	05/26/28	1,871,154
	1,190,000	2.125		12/01/30	994,245
EUR	520,000	1.650		03/03/33	455,835
	$880,000	6.500	(a)	09/26/33	940,086
	460,000	6.500		09/26/33	491,409
	480,000	6.000	(a)	06/12/34	494,160
EUR	290,000	2.050		09/23/36	240,496

					5,487,385

South Africa – 3.1%
Republic of South Africa Government Bonds (BB/Ba2)
ZAR	21,180,000	8.500		01/31/37	1,063,971
	21,040,000	9.000		01/31/40	1,064,850
	13,380,000	6.500		02/28/41	534,724
Republic of South Africa Government International Bonds (BB-/Ba2)
	$3,020,000	4.850		09/30/29	2,929,400
	400,000	5.875		06/22/30	403,000
	1,500,000	5.875		04/20/32	1,490,625
	530,000	6.250		03/08/41	498,200
	1,390,000	5.375		07/24/44	1,153,700
	430,000	5.000		10/12/46	331,638
	1,130,000	5.750		09/30/49	936,487
	500,000	7.300		04/20/52	496,250
Republic of South Africa Government International Bonds (NR/Ba2)
	280,000	4.850		09/27/27	279,782

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

South Africa (continued)
	$1,850,000	5.650%		09/27/47	$1,540,125

					12,722,752

Sri Lanka(e) – 0.9%
Sri Lanka Government International Bonds (D/Ca)
	370,000	6.850		03/14/24	203,500
	1,020,000	6.850	(a)	11/03/25	573,750
	1,150,000	6.200		05/11/27	641,482
	787,000	6.750		04/18/28	443,671
	470,000	6.750	(a)	04/18/28	264,963
	490,000	7.550		03/28/30	273,939
	1,990,000	7.550	(a)	03/28/30	1,116,887

					3,518,192

Trinidad and Tobago(a)(b) – 0.6%
Trinidad & Tobago Government International Bonds (BBB-/Ba2)
	1,560,000	4.500		06/26/30	1,485,900
	900,000	6.400		06/26/34	929,295

					2,415,195

Tunisia – 0.4%
Tunisian Republic (NR/Caa2)
	1,890,000	5.750		01/30/25	1,830,347

Turkey – 4.2%
Hazine Mustesarligi Varlik Kiralama AS (NR/B1)
	1,000,000	8.509	(a)	01/14/29	1,095,000
Republic of Turkiye (NR/B1)
	290,000	6.500		01/03/35	284,490
Turkiye Government Bonds (NR/NR)
TRY	18,610,000	31.080		11/08/28	557,933
	19,430,000	26.200		10/05/33	559,079
Turkiye Government International Bonds (NR/B1)
	$1,530,000	7.125		07/17/32	1,577,813
Turkiye Government International Bonds (NR/B1)
	1,090,000	5.250		03/13/30	1,052,531
	2,200,000	5.950		01/15/31	2,153,250
	880,000	5.875		06/26/31	854,700
	3,310,000	6.500		09/20/33	3,272,928
	2,202,000	7.625		05/15/34	2,336,872
	1,750,000	6.000		01/14/41	1,542,188
	980,000	4.875		04/16/43	738,626
	1,470,000	5.750		05/11/47	1,190,700

					17,216,110

Ukraine – 1.0%
Ukraine Government International Bonds (CC/NR)
	648,000	0.000	(b)(d)(h)	08/01/41	453,924
Ukraine Government International Bonds (CCC+/NR)(a)(c)
	223,742	0.000		02/01/30	97,328
	1,456,099	0.000		02/01/34	492,889
	1,697,309	1.750		02/01/34	751,908
	706,562	0.000		02/01/35	307,708
	1,988,223	1.750		02/01/35	856,924
	588,801	0.000		02/01/36	253,626

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Ukraine (continued)
	$1,800,485	1.750%		02/01/36	$767,367

					3,981,674

United Arab Emirates – 0.6%
Abu Dhabi Government International Bonds (AA/NR)
	920,000	5.500	(a)	04/30/54	979,800
Emirate of Dubai Government International Bonds (NR/NR)
	2,160,000	3.900		09/09/50	1,665,900

					2,645,700

Uruguay – 1.2%
Oriental Republic of Uruguay (BBB+/NR)
	520,000	5.250	(b)	09/10/60	520,000
Uruguay Government International Bonds (BBB+/Baa1)
	2,295,920	5.750	(b)	10/28/34	2,496,095
	1,850,000	4.975		04/20/55	1,791,725

					4,807,820

Uzbekistan – 1.3%
National Bank of Uzbekistan (BB-/NR)
	1,560,000	4.850		10/21/25	1,534,104
Republic of Uzbekistan International Bonds (BB-/Ba3)
EUR	310,000	5.375	(a)	05/29/27	347,449
Republic of Uzbekistan International Bonds (BB-/NR)
	$940,000	7.850	(a)	10/12/28	992,287
	1,120,000	5.375		02/20/29	1,083,600
	600,000	3.700	(a)	11/25/30	517,313
	1,000,000	3.700		11/25/30	862,187

					5,336,940

Venezuela(e) – 0.3%
Venezuela Government International Bonds (NR/Cu)
	2,310,000	7.650		04/21/25	311,850
	176,000	11.750		10/21/26	28,688
	3,721,000	9.250		05/07/28	539,545
	1,920,000	11.950		08/05/31	304,320

					1,184,403

Vietnam(b)(f) – 0.1%
Viet Nam Debt & Asset Trading Corp. (NR/NR)
	280,000	1.000		10/10/25	260,243

Zambia – 0.2%
Zambia Government International Bonds (CCC+/Caa2u)
	551,685	5.750	(c)	06/30/33	484,104
	517,926	0.500		12/31/53	255,079

					739,183

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $294,534,329)					$295,446,296

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 24.2%

Australia(b) – 0.3%
Santos Finance Ltd. (BBB-/Baa3)
$363,000	6.875%		09/19/33	$399,558
Santos Finance Ltd. (BBB-/NR)
680,000	5.250		03/13/29	685,494

				1,085,052

Bermuda(a)(b) – 0.3%
Tengizchevroil Finance Co. International Ltd. (BB+/Baa2)
1,280,000	2.625		08/15/25	1,249,200

Brazil – 1.9%
Banco do Brasil SA (B-/NR) (10 yr. CMT + 4.398%)
310,000	8.748	(b)(h)	04/15/25	314,650
Brazil Minas SPE via State of Minas Gerais (BB/NR)(f)
1,400,000	5.333	(a)	02/15/28	1,399,132
BRF SA (NR/Ba2)
860,000	4.875	(b)	01/24/30	830,554
Itau Unibanco Holding SA (NR/B1) (5 yr. CMT + 3.446%)
200,000	3.875	(b)(h)	04/15/31	195,125
Petrobras Global Finance BV (BB/Ba1)
1,020,000	6.500	(b)	07/03/33	1,054,700
Raizen Fuels Finance SA (BBB/NR)
500,000	5.700	(a)(b)	01/17/35	496,000
Sitios Latinoamerica SAB de CV (NR/Baa3)
780,000	5.375	(b)	04/04/32	748,800
Vale Overseas Ltd. (BBB-/Baa3)
2,240,000	6.125	(b)	06/12/33	2,363,200
150,000	6.875		11/21/36	166,770
150,000	6.400	(b)	06/28/54	157,530

				7,726,461

British Virgin Islands – 0.1%
Easy Tactic Ltd. (NR/NR) (PIK 7.500%, Cash 6.500%)
441,613	6.500	(b)(e)	07/11/28	12,697
SF Holding Investment 2021 Ltd. (A-/A3)
390,000	2.375		11/17/26	374,156

				386,853

Chile – 0.9%
Banco del Estado de Chile (BBB-/Baa3) (5 yr. CMT + 3.228%)
800,000	7.950	(a)(b)(h)	05/02/29	858,000
Empresa de los Ferrocarriles del Estado (A/NR)
600,000	3.068	(a)(b)	08/18/50	385,500
Empresa de Transporte de Pasajeros Metro SA (NR/A3)
830,000	3.650	(a)(b)	05/07/30	785,906
GNL Quintero SA (BBB+/Baa2)
623,704	4.634		07/31/29	619,806
Inversiones CMPC SA (BBB/Baa3)(b)
200,000	3.850		01/13/30	189,000
540,000	6.125	(a)	06/23/33	572,940
Inversiones CMPC SA (BBB/NR)
200,000	6.125	(a)(b)	02/26/34	211,750

				3,622,902

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

China – 0.3%
China Aoyuan Group Ltd. (NR/NR)
$8,063	0.000	%(b)(d)	09/30/28	$108
33,996	5.500	(i)	09/30/31	170
90,223	0.000	(c)	12/31/99	451
Fantasia Holdings Group Co. Ltd. (NR/NR)
340,000	10.875	(b)(e)	03/02/24	5,100
Fantasia Holdings Group Co. Ltd. (NR/WR)
200,000	11.875	(b)(e)	06/01/23	2,750
Meituan (BBB+/Baa2)
450,000	3.050	(b)	10/28/30	409,781
Meituan (NR/Baa2)
200,000	0.000	(d)(j)	04/27/28	188,800
Prosus NV (BBB/Baa2)
420,000	4.193	(b)	01/19/32	394,275
Redsun Properties Group Ltd. (NR/WR)
220,000	9.700	(b)(e)	04/16/23	1,100
Shimao Group Holdings Ltd. (NR/NR)(b)(e)
310,000	5.600		07/15/26	15,500
800,000	5.200		01/16/27	40,000
Sunac China Holdings Ltd. (NR/NR)(a)(b)(e)(i)
(PIK 6.000%, Cash 5.000%)
128,110	6.000		09/30/26	15,693
(PIK 6.250%, Cash 5.250%)
128,347	6.250		09/30/27	13,958
(PIK 6.500%, Cash 5.500%)
257,176	6.500		09/30/27	24,432
(PIK 6.750%, Cash 5.750%)
6,761	6.750		09/30/28	592
(PIK 7.000%, Cash 6.000%)
7,020	7.000		09/30/29	544
(PIK 7.250%, Cash 6.250%)
6,482	7.250		09/30/30	454
(PIK 7.800%, Cash 1.000%)
219,499	1.000		09/30/32	21,219
Yuzhou Group Holdings Co. Ltd. (NR/Cu) (-1X 5 yr. CMT + 8.527%)
2,020,000	5.375	(b)(e)(h)	03/29/25	40,400

				1,175,327

Colombia – 0.9%
Banco de Bogota SA (NR/Ba2)
350,000	6.250	(a)	05/12/26	351,624
660,000	6.250		05/12/26	663,062
Bancolombia SA (NR/Ba3) (5 yr. CMT + 4.320%)
1,180,000	8.625	(b)(h)	12/24/34	1,255,520
Ecopetrol SA (BB+/Ba1)(b)
430,000	8.625		01/19/29	462,358
210,000	6.875		04/29/30	209,500
890,000	4.625		11/02/31	762,463

				3,704,527

Ghana(a)(b) – 0.1%
Kosmos Energy Ltd. (NR/B3u)
310,000	8.750		10/01/31	306,125

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Guatemala(b) – 0.2%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
$900,000	5.250%		04/27/29	$872,550

Hong Kong(i) – 0.0%
Add Hero Holdings Ltd. (NR/NR)
(PIK 8.500%, Cash 7.500%)
59,175	8.500		09/30/29	3,550
(PIK 9.000%, Cash 8.000%)
45,628	9.000		09/30/30	1,141
(PIK 9.800%, Cash 8.800%)
59,544	9.800		09/30/31	1,191

				5,882

India – 0.9%
Adani Electricity Mumbai Ltd. (BBB-/Baa3)
262,000	3.949		02/12/30	236,373
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
370,000	4.200	(b)	08/04/27	356,009
270,000	4.375		07/03/29	254,475
CA Magnum Holdings (NR/B1)
1,030,000	5.375	(b)	10/31/26	1,015,467
JSW Hydro Energy Ltd. (NR/Ba1)
676,400	4.125	(b)	05/18/31	617,638
Reliance Industries Ltd. (BBB+/Baa2)
1,230,000	2.875	(a)	01/12/32	1,084,220

				3,564,182

Indonesia – 1.0%
Bank Negara Indonesia Persero Tbk. PT (NR/Ba3) (5 yr. CMT + 3.466%)
278,000	4.300	(b)(h)	03/24/27	265,490
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (NR/Baa2)
380,000	6.530		11/15/28	402,268
270,000	5.450	(b)	05/15/30	274,995
560,000	5.800	(a)(b)	05/15/50	558,561
Pertamina Geothermal Energy PT (NR/Baa3)
330,000	5.150	(a)(b)	04/27/28	335,672
Pertamina Persero PT (BBB/Baa2)
690,000	6.500		05/27/41	774,739
920,000	6.000		05/03/42	970,149
Pertamina Persero PT (NR/Baa2)
620,000	4.150	(b)	02/25/60	494,065

				4,075,939

Jamaica(a)(b) – 0.3%
Kingston Airport Revenue Finance Ltd. (BB/Ba3)
1,020,000	6.750		12/15/36	1,052,130

Kazakhstan(a)(b) – 0.4%
KazMunayGas National Co. JSC (NR/Baa1)
1,840,000	3.500		04/14/33	1,600,800

Luxembourg(b) – 0.1%
Rede D’or Finance SARL (BB+/NR)
256,000	4.500	(a)	01/22/30	245,376

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Luxembourg(b) (continued)
$302,000	4.500%		01/22/30	$289,467

				534,843

Malaysia – 0.8%
GENM Capital Labuan Ltd. (BBB-/NR)
740,000	3.882	(a)(b)	04/19/31	672,706
Khazanah Global Sukuk Bhd. (A-/A3)
640,000	4.687		06/01/28	646,600
Petronas Capital Ltd. (A-/A2)(b)
920,000	3.500		04/21/30	881,001
1,020,000	4.550	(a)	04/21/50	943,827

				3,144,134

Mexico – 4.5%
Banco Mercantil del Norte SA (BB-/Ba2) (5 yr. CMT + 4.643%)
790,000	5.875	(a)(b)(h)	01/24/27	774,516
BBVA Bancomer SA (NR/A3)
460,000	5.250	(a)(b)	09/10/29	466,900
BBVA Bancomer SA (BB/NR) (5 yr. CMT + 2.650%)
550,000	5.125	(a)(b)(h)	01/18/33	520,465
Bimbo Bakeries USA, Inc. (BBB+/Baa1)(a)(b)
1,260,000	6.050		01/15/29	1,331,662
540,000	6.400		01/15/34	595,519
340,000	5.375		01/09/36	350,519
Cemex SAB de CV (BB/NR)(b)(h)
(5 yr. CMT + 5.157%)
760,000	9.125	(a)	03/14/28	828,476
(5 yr. CMT + 5.157%)
200,000	9.125		03/14/28	218,020
Cemex SAB de CV (BBB-/NR)
400,000	5.450	(b)	11/19/29	404,100
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (BBB/Baa3)
250,000	7.250	(a)(b)	01/31/41	259,687
Mexico City Airport Trust (BBB/Baa3)(b)
980,000	4.250	(a)	10/31/26	960,743
1,310,000	3.875	(a)	04/30/28	1,255,163
280,000	5.500	(a)	10/31/46	240,274
522,000	5.500		10/31/46	447,939
1,109,000	5.500		07/31/47	951,311
Petroleos Mexicanos (BBB/B3)
514,000	6.490	(b)	01/23/27	506,290
180,000	6.500		03/13/27	176,310
650,000	5.350		02/12/28	607,425
360,000	6.500		01/23/29	339,768
320,000	8.750	(b)	06/02/29	324,480
654,000	5.950	(b)	01/28/31	564,337
170,000	6.700	(b)	02/16/32	152,006
240,000	6.375		01/23/45	167,592
370,000	5.625		01/23/46	240,500
2,720,000	6.750		09/21/47	1,944,800
1,850,000	6.350		02/12/48	1,280,218
453,000	7.690	(b)	01/23/50	351,709

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Mexico (continued)
	$2,683,000	6.950	%(b)	01/28/60	$1,919,955

					18,180,684

Mongolia(b) – 0.1%
Sands China Ltd. (BBB-/Baa2)
	540,000	5.400		08/08/28	544,050

Morocco(b) – 0.6%
OCP SA (BB+/Baa3)
	1,190,000	6.750	(a)	05/02/34	1,275,347
OCP SA (BB+/NR)
	1,410,000	5.125		06/23/51	1,146,048

					2,421,395

Netherlands – 0.8%
IHS Netherlands Holdco BV (B+/B3)(b)
	200,000	8.000	(a)	09/18/27	200,375
	200,000	8.000		09/18/27	200,375
Minejesa Capital BV (NR/Baa3)
	318,052	4.625		08/10/30	313,778
MV24 Capital BV (BB+/NR)
	796,183	6.748	(a)	06/01/34	778,778
NE Property BV (BBB/NR)(b)
EUR	530,000	1.875		10/09/26	567,114
	450,000	3.375		07/14/27	495,252
Prosus NV (BBB/Baa2)(b)
	$310,000	3.257	(a)	01/19/27	299,150
	480,000	3.680		01/21/30	451,800

					3,306,622

Nigeria(a)(b) – 0.2%
IHS Holding Ltd. (B+/NR)
	480,000	5.625		11/29/26	471,850
	400,000	6.250		11/29/28	373,500

					845,350

Panama(a) – 1.2%
Aeropuerto Internacional de Tocumen SA (BBB/Baa3)(b)
	940,000	4.000		08/11/41	759,059
	2,130,000	5.125		08/11/61	1,691,348
Autoridad del Canal de Panama (A-/A3)
	380,000	4.950		07/29/35	360,992
Banco Latinoamericano de Comercio Exterior SA (BBB/Baa2)
	1,970,000	2.375	(b)	09/14/25	1,920,199

					4,731,598

Peru(a) – 0.2%
Atlantica Transmision Sur SA (BBB-/NR)
	704,088	6.875		04/30/43	754,804

Qatar(a)(b) – 0.2%
QatarEnergy (AA/Aa2)
	1,317,000	3.300		07/12/51	986,104

Saudi Arabia – 0.7%
EIG Pearl Holdings SARL (NR/A1)
	950,000	3.545		08/31/36	843,591

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Saudi Arabia (continued)
Saudi Arabian Oil Co. (NR/A1)(a)(b)
$770,000	5.250%		07/17/34	$791,244
1,030,000	5.750		07/17/54	1,042,360

				2,677,195

South Africa – 1.5%
Eskom Holdings SOC Ltd. (B/B2)
1,760,000	7.125		02/11/25	1,761,496
Eskom Holdings SOC Ltd. (BB-/Ba2)(f)
1,990,000	4.314		07/23/27	1,927,653
520,000	6.350		08/10/28	527,800
Transnet SOC Ltd. (BB-/Ba3)
1,460,000	8.250	(a)	02/06/28	1,515,203
350,000	8.250		02/06/28	363,233

				6,095,385

Supranational(a)(b) – 0.4%
African Export-Import Bank (NR/Baa1)
1,462,000	2.634		05/17/26	1,387,102
440,000	3.798		05/17/31	390,416

				1,777,518

Thailand(b)(h) – 0.1%
Bangkok Bank PCL (NR/Baa3) (5 yr. CMT + 1.900%)
470,000	3.733		09/25/34	435,253
Bangkok Bank PCL (NR/Baa3) (5 yr. CMT + 2.150%)
200,000	3.466		09/23/36	175,440

				610,693

Turkey(a) – 1.0%
Akbank TAS (NR/B1)
1,230,000	7.498		01/20/30	1,269,975
Sisecam U.K. PLC (NR/B1)(b)
680,000	8.250		05/02/29	701,488
690,000	8.625		05/02/32	708,975
Turkiye Garanti Bankasi AS (NR/B2) (5 yr. CMT + 4.090%)
950,000	8.375	(b)(h)	02/28/34	977,016
Yapi ve Kredi Bankasi AS (NR/B3) (5 yr. CMT + 5.278%)
570,000	9.250	(b)(h)	01/17/34	607,762

				4,265,216

United Arab Emirates – 2.5%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)
2,480,000	4.600	(a)	11/02/47	2,330,034
Adnoc Murban Rsc Ltd. (AA/Aa2)
760,000	5.125	(a)(b)	09/11/54	747,080
DP World Ltd. (NR/Baa2)
2,101,000	5.625		09/25/48	2,096,798
1,170,000	4.700	(b)	09/30/49	1,029,857
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)
394,873	2.160	(a)	03/31/34	349,991
379,387	2.160		03/31/34	336,266
580,000	2.625		03/31/36	495,175
1,810,000	3.250		09/30/40	1,463,838

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

United Arab Emirates (continued)
NBK Tier 1 Financing 2 Ltd. (NR/Baa3) (6 yr. CMT + 2.832%)
$1,140,000	4.500	%(a)(b)(h)	08/27/25	$1,120,763
NBK Tier 1 Ltd. (NR/Baa3) (6 yr. CMT + 2.875%)
420,000	3.625	(b)(h)	08/24/26	400,838

				10,370,640

United Kingdom(b) – 0.1%
CK Hutchison International 23 Ltd. (A/A2)
210,000	4.875		04/21/33	211,772
Prudential Funding Asia PLC (A-/A3) (5 yr. CMT + 1.517%)
310,000	2.950	(h)	11/03/33	287,719

				499,491

United States(b) – 0.6%
Kosmos Energy Ltd. (B/B3u)
730,000	7.750	(a)	05/01/27	723,156
Las Vegas Sands Corp. (BB+/Baa3)
290,000	3.900		08/08/29	276,469
260,000	6.000		08/15/29	270,044
Sasol Financing USA LLC (BB+/Ba1)
1,110,000	4.375		09/18/26	1,075,312

				2,344,981

Venezuela(e) – 1.0%
Petroleos de Venezuela SA (CCC-/NR)
2,180,000	5.500		04/12/37	211,460
Petroleos de Venezuela SA (NR/NR)
21,600,000	6.000		05/16/24	2,052,000
77,934	6.000		11/15/26	7,482
2,570,000	5.375		04/12/27	241,580
16,600,000	5.375		04/12/27	1,560,400

				4,072,922

TOTAL CORPORATE OBLIGATIONS (Cost $111,031,827)				$98,591,555

Shares	Description			Value

Common Stocks – 0.0%

China – 0.0%
116,069	Sunac China Holdings Ltd. Real Estate Management & Development(e)			$38,050

Shares	Description	Value

Common Stocks (continued)

China (continued)
224,816	Sunac Services Holdings Ltd. Real Estate Management & Development(a)	$64,792

		102,842

TOTAL COMMON STOCKS (Cost $ 407,121)		$102,842

TOTAL INVESTMENTS – 96.7% (Cost $ 405,973,277)		$394,140,693

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		13,253,351

NET ASSETS – 100.0%		$407,394,044

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2024.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security is currently in default and/or non-income producing.

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $6,405,392, which represents approximately 1.6% of the Fund’s net assets as of September 30, 2024.

(g)	Actual maturity date is July 28, 2121.

(h)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

(i)	Pay-in-kind securities.

(j)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2024.

Security ratings disclosed, if any, are obtained from S&P’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	2,193,000	NZD	2,384,984	10/04/24	$1,063
	AUD	677,225	USD	443,228	10/02/24	24,986
	AUD	978,255	USD	671,322	10/04/24	5,040
	AUD	874,644	USD	578,577	11/07/24	26,449
	AUD	1,895,394	USD	1,279,589	12/18/24	31,843
	AUD	1,064,309	USD	719,473	02/26/25	16,725
	AUD	914,894	USD	625,330	03/03/25	7,496
	AUD	225,145	USD	154,878	03/19/25	839
	BRL	14,653,229	USD	2,636,619	10/02/24	52,497
	BRL	10,520,560	USD	1,920,210	11/04/24	3,030
	BRL	5,416,565	USD	966,036	11/26/24	21,744
	BRL	575,395	USD	100,912	12/18/24	3,731
	CAD	1,854,867	USD	1,364,877	11/21/24	8,364
	CAD	2,101,776	USD	1,550,352	12/18/24	6,894
	CHF	357,859	EUR	378,368	10/04/24	1,776
	CHF	551,158	EUR	585,000	12/18/24	3,702
	CHF	493,401	USD	586,433	12/18/24	1,718
	CLP	591,667,879	USD	655,699	10/28/24	2,068
	CLP	50,068,229	USD	52,679	12/18/24	2,961
	CLP	47,702,533	USD	52,934	03/19/25	13
	CNH	20,117,390	USD	2,831,778	10/15/24	43,014
	CNH	3,924,793	USD	545,641	10/16/24	15,269
	CNH	4,377,534	USD	603,756	11/05/24	22,935
	CNH	17,340,051	USD	2,479,411	12/18/24	11,213
	CNH	10,081,192	USD	1,400,166	01/13/25	50,379
	CNH	9,930,463	USD	1,379,231	01/21/25	50,322
	CNH	9,899,683	USD	1,376,773	01/23/25	48,523
	CNH	4,270,285	USD	593,342	01/27/25	21,617
	COP	712,439,367	USD	167,850	10/11/24	1,276
	COP	1,437,700,187	USD	336,162	10/15/24	4,937
	COP	215,643,379	USD	49,820	12/18/24	937
	CZK	12,778,182	EUR	504,070	02/06/25	2,088
	CZK	4,347,685	USD	191,724	12/18/24	628
	EUR	737,000	CHF	688,547	12/18/24	2,271
	EUR	532,634	CZK	13,388,187	10/04/24	1,853
	EUR	367,000	HUF	146,678,890	12/18/24	2
	EUR	328,372	PLN	1,401,023	10/04/24	1,615
	EUR	1,991,701	SEK	22,509,284	10/04/24	597
	EUR	78,658	USD	87,455	10/03/24	114
	EUR	362,306	USD	402,886	10/04/24	477
	EUR	1,792,320	USD	1,937,498	10/07/24	58,165
	EUR	553,777	USD	602,786	10/10/24	13,907
	EUR	2,899,804	USD	3,137,492	10/21/24	93,468
	EUR	579,816	USD	634,608	10/23/24	11,484
	EUR	1,628,306	USD	1,778,924	10/25/24	35,681
	EUR	2,347,810	USD	2,607,877	12/18/24	14,033
	EUR	548,541	USD	602,518	01/23/25	10,893
	GBP	244,129	EUR	293,000	10/04/24	185
	GBP	579,733	USD	774,814	10/04/24	260

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	GBP	1,631,742	USD	2,030,508	10/17/24	$151,034
	GBP	492,625	USD	623,072	11/04/24	35,526
	GBP	1,424,891	USD	1,877,721	11/12/24	27,200
	GBP	850,139	USD	1,101,780	11/21/24	34,736
	GBP	1,083,241	USD	1,434,349	12/18/24	13,629
	HUF	793,495,733	USD	2,189,888	10/21/24	31,408
	HUF	110,419,660	USD	305,547	12/18/24	2,983
	ILS	486,497	USD	130,000	12/18/24	820
	INR	22,904,487	USD	272,222	12/18/24	56
	JPY	11,150,544	USD	77,881	12/18/24	551
	KRW	210,576,771	USD	158,296	10/07/24	1,425
	KRW	216,805,426	USD	162,000	10/21/24	2,541
	KRW	585,139,510	USD	441,348	10/23/24	2,770
	KRW	372,471,768	USD	278,588	11/05/24	4,276
	KRW	171,749,360	USD	128,545	12/18/24	2,204
	KRW	184,132,407	USD	138,597	03/12/25	2,076
	KRW	169,395,238	USD	129,441	03/19/25	9
	MXN	7,814,775	USD	385,022	12/18/24	7,025
	NOK	4,808,333	USD	446,034	12/18/24	9,795
	NZD	785,538	USD	496,891	10/04/24	2,158
	NZD	1,928,605	USD	1,201,521	10/10/24	23,724
	NZD	2,043,616	USD	1,224,126	10/24/24	74,290
	NZD	2,139,486	USD	1,253,953	10/31/24	105,421
	NZD	2,911,022	USD	1,809,299	11/06/24	40,280
	NZD	2,105,558	USD	1,313,026	11/25/24	24,765
	NZD	2,838,104	USD	1,780,866	12/18/24	22,415
	PLN	2,331,790	EUR	535,797	02/05/25	3,421
	PLN	1,260,919	USD	324,000	12/18/24	2,787
	SEK	4,016,329	EUR	354,887	10/04/24	441
	SEK	1,481,451	USD	143,391	12/18/24	3,056
	SGD	1,924,419	USD	1,495,050	10/04/24	2,535
	SGD	3,982,455	USD	3,072,909	12/18/24	37,894
	SGD	1,869,561	USD	1,445,350	03/12/25	20,415
	TWD	13,263,348	USD	415,492	10/03/24	3,385
	TWD	12,938,787	USD	408,421	10/31/24	1,507
	TWD	10,890,708	USD	346,341	12/10/24	660
	TWD	10,729,211	USD	337,299	12/18/24	4,935
	TWD	7,163,262	USD	227,694	03/12/25	3,547
	TWD	10,507,279	USD	338,927	03/19/25	612
	USD	125,569	AUD	181,073	10/04/24	376
	USD	323,172	BRL	1,759,555	10/02/24	264
	USD	493,590	BRL	2,684,111	11/04/24	2,913
	USD	489,000	CAD	657,704	10/04/24	2,654
	USD	405,000	CAD	544,847	12/18/24	1,312
	USD	34,070	CAD	45,708	03/19/25	133
	USD	895,719	CHF	750,321	12/18/24	1,310
	USD	760,020	CNH	5,297,648	10/08/24	3,492
	USD	376,723	CNH	2,626,047	10/15/24	1,458
	USD	679,075	CNH	4,678,734	03/19/25	3,195
	USD	157,899	COP	661,055,532	10/04/24	818
	USD	168,159	COP	704,298,642	10/07/24	871

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	168,312	COP	698,496,377	10/10/24	$2,473
	USD	2,981,187	COP	12,315,032,188	10/15/24	59,400
	USD	167,850	COP	701,445,192	10/31/24	1,785
	USD	50,060	COP	212,419,598	12/18/24	62
	USD	599,015	CZK	13,488,451	12/18/24	2,255
	USD	3,132,592	EUR	2,812,022	10/03/24	2,027
	USD	10,059,648	EUR	9,016,261	10/04/24	21,641
	USD	291,645	EUR	261,800	10/07/24	143
	USD	148,515	EUR	133,317	10/10/24	52
	USD	742,660	EUR	666,182	10/11/24	756
	USD	1,358,784	EUR	1,214,718	10/23/24	5,216
	USD	554,739	EUR	496,633	10/25/24	1,285
	USD	1,459,116	EUR	1,302,782	10/28/24	7,070
	USD	5,189,491	EUR	4,638,039	12/18/24	9,975
	USD	497,797	GBP	371,453	12/18/24	1,274
	USD	1,087,259	HUF	385,589,795	10/04/24	7,092
	USD	486,987	HUF	173,194,505	10/21/24	2,150
	USD	305,665	HUF	108,805,369	12/18/24	1,645
	USD	132,223	ILS	484,911	03/19/25	1,470
	USD	832,591	INR	69,963,783	12/18/24	895
	USD	271,630	INR	22,935,351	03/19/25	635
	USD	993,582	JPY	140,047,975	12/18/24	8,493
	USD	156,996	KRW	206,786,965	10/21/24	58
	USD	1,273,285	MXN	22,866,408	10/18/24	115,365
	USD	467,516	MXN	9,090,853	11/22/24	9,625
	USD	1,508,159	MXN	29,413,862	12/18/24	32,541
	USD	69,037	MXN	1,384,780	03/19/25	524
	USD	39,505	NOK	415,475	12/18/24	118
	USD	833,536	NZD	1,307,712	10/04/24	2,753
	USD	1,028,660	PLN	3,944,937	12/18/24	6,266
	USD	600,667	PLN	2,314,908	03/19/25	3,417
	USD	148,827	SEK	1,503,969	12/18/24	154
	USD	1,488,142	SGD	1,908,895	10/04/24	2,639
	USD	339,538	SGD	434,165	12/18/24	400
	USD	474,456	ZAR	8,143,151	10/04/24	3,296
	USD	537,057	ZAR	9,284,131	12/18/24	3,301
	ZAR	2,740,679	USD	158,152	10/04/24	423
	ZAR	18,115,116	USD	1,011,001	11/22/24	32,784
	ZAR	10,262,106	USD	573,302	12/09/24	17,148
	ZAR	18,887,111	USD	1,062,663	12/18/24	23,181

TOTAL						$1,859,977

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	BRL	3,015,761	USD	554,872	10/02/24	$(1,428)
	BRL	5,778,162	USD	1,085,101	10/18/24	(26,799)
	BRL	2,855,782	USD	544,685	10/28/24	(22,267)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	BRL	883,521	USD	161,583	11/04/24	$(68)
	BRL	555,848	USD	101,399	12/18/24	(311)
	CAD	1,102,503	EUR	737,000	12/18/24	(6,176)
	CAD	434,644	USD	323,526	10/04/24	(2,124)
	CAD	4,085,225	USD	3,038,264	12/18/24	(11,440)
	CHF	1,210,942	EUR	1,287,829	10/04/24	(2,328)
	CHF	688,524	EUR	737,000	12/18/24	(2,298)
	CHF	176,712	USD	211,000	12/18/24	(353)
	CNH	5,297,648	USD	759,780	10/08/24	(3,252)
	CNH	5,297,648	USD	760,487	10/15/24	(3,448)
	CNH	4,709,058	USD	679,075	12/18/24	(2,693)
	COP	661,055,532	USD	159,214	10/04/24	(2,132)
	COP	704,298,642	USD	167,850	10/07/24	(561)
	COP	10,692,489,002	USD	2,627,366	10/15/24	(90,535)
	COP	4,452,045,538	USD	1,050,011	12/06/24	(539)
	COP	1,655,850,038	USD	391,631	12/18/24	(1,887)
	COP	214,935,113	USD	50,060	03/19/25	(82)
	CZK	16,639,840	EUR	662,264	10/04/24	(2,599)
	CZK	14,871,720	EUR	592,027	02/24/25	(3,797)
	CZK	4,313,049	USD	192,015	03/19/25	(813)
	EUR	1,641,006	CHF	1,550,818	10/04/24	(6,237)
	EUR	1,329,587	GBP	1,107,795	10/04/24	(805)
	EUR	2,733,364	USD	3,045,514	10/03/24	(2,517)
	EUR	2,580,634	USD	2,879,768	10/04/24	(6,691)
	EUR	1,789,911	USD	2,000,226	10/11/24	(6,863)
	EUR	1,886,270	USD	2,103,002	10/23/24	(1,120)
	EUR	1,707,434	USD	1,904,642	10/28/24	(1,582)
	EUR	2,771,805	USD	3,107,292	12/02/24	(14,039)
	EUR	1,078,360	USD	1,211,742	03/19/25	(3,461)
	GBP	408,876	USD	547,077	11/21/24	(466)
	HKD	305,541	USD	39,372	12/18/24	(28)
	HUF	203,613,984	USD	570,507	12/06/24	(1,408)
	HUF	146,292,192	USD	412,298	12/18/24	(3,534)
	HUF	109,155,936	USD	305,665	03/19/25	(1,727)
	ILS	486,176	USD	132,223	12/18/24	(1,490)
	INR	34,168,022	USD	408,157	10/21/24	(796)
	INR	34,153,680	USD	408,000	10/28/24	(951)
	INR	34,115,488	USD	407,373	10/31/24	(820)
	INR	54,569,749	USD	651,000	11/04/24	(820)
	INR	145,752,846	USD	1,735,490	12/18/24	(2,848)
	JPY	207,012,142	USD	1,472,794	12/18/24	(16,684)
	KRW	261,099,594	USD	198,994	11/05/24	(708)
	MXN	19,008,777	USD	980,555	10/04/24	(15,758)
	MXN	23,743,758	USD	1,331,730	10/18/24	(129,382)
	MXN	9,243,609	USD	508,170	11/22/24	(42,585)
	MXN	1,365,847	USD	69,037	12/18/24	(516)
	NOK	4,599,647	EUR	393,281	12/18/24	(3,150)
	NOK	4,257,806	USD	408,000	12/18/24	(4,361)
	NOK	415,716	USD	39,505	03/19/25	(115)
	NZD	1,419,276	AUD	1,305,552	10/04/24	(994)
	NZD	1,307,712	USD	831,607	10/04/24	(825)

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	PLN	3,897,821	EUR	910,068	10/22/24	$(1,869)
	PLN	4,177,722	USD	1,089,667	12/18/24	(6,943)
	SEK	14,700,163	EUR	1,302,913	10/04/24	(2,829)
	SEK	1,497,091	USD	148,827	03/19/25	(199)
	SGD	505,274	USD	394,958	10/04/24	(1,754)
	SGD	1,562,857	USD	1,222,000	12/18/24	(1,210)
	SGD	432,398	USD	339,538	03/19/25	(427)
	TWD	19,053,325	USD	606,601	11/22/24	(1,051)
	USD	466,800	AUD	677,224	10/02/24	(1,414)
	USD	861,662	AUD	1,257,699	10/04/24	(7,905)
	USD	693,989	AUD	1,041,243	11/07/24	(26,281)
	USD	766,576	AUD	1,136,434	12/18/24	(19,729)
	USD	238,716	AUD	358,002	03/03/25	(8,912)
	USD	2,894,755	BRL	15,908,468	10/02/24	(24,721)
	USD	1,938,168	BRL	10,996,715	10/18/24	(75,941)
	USD	1,062,380	BRL	5,962,220	10/28/24	(28,308)
	USD	163,878	BRL	897,528	11/04/24	(197)
	USD	75,090	BRL	413,859	12/18/24	(175)
	USD	272,165	CAD	369,446	10/21/24	(1,141)
	USD	3,653,447	CAD	4,939,987	12/18/24	(6,687)
	USD	95,929	CHF	80,817	12/18/24	(407)
	USD	586,433	CHF	489,019	03/19/25	(1,644)
	USD	386,795	CLP	365,172,971	10/15/24	(19,216)
	USD	264,693	CLP	241,558,969	10/28/24	(3,852)
	USD	481,491	CLP	448,414,235	12/18/24	(16,828)
	USD	2,428,996	CNH	17,530,581	10/15/24	(76,139)
	USD	5,029,178	CNH	35,344,807	12/18/24	(47,547)
	USD	1,688,882	CNH	11,957,283	01/13/25	(31,606)
	USD	364,538	COP	1,583,773,397	12/18/24	(8,241)
	USD	1,059,852	CZK	24,058,542	12/18/24	(4,554)
	USD	654,569	EUR	589,777	10/11/24	(2,246)
	USD	3,825,328	EUR	3,542,062	10/21/24	(121,236)
	USD	1,157,062	EUR	1,065,520	10/28/24	(30,537)
	USD	9,695,177	EUR	8,692,965	12/18/24	(12,667)
	USD	609,545	EUR	554,636	01/23/25	(10,681)
	USD	1,963,192	GBP	1,572,256	10/17/24	(138,820)
	USD	178,003	GBP	136,610	11/04/24	(4,633)
	USD	1,224,106	GBP	920,242	11/12/24	(6,156)
	USD	1,832,820	GBP	1,399,297	12/18/24	(37,631)
	USD	925,428	HUF	338,895,049	10/21/24	(23,267)
	USD	357,000	HUF	128,944,901	12/18/24	(3,293)
	USD	131,588	ILS	493,279	12/18/24	(1,056)
	USD	675,814	INR	56,974,837	12/18/24	(1,476)
	USD	272,222	INR	22,911,020	12/23/24	(56)
	USD	293,000	JPY	41,726,994	12/18/24	(505)
	USD	77,881	JPY	11,035,079	03/19/25	(515)
	USD	158,114	KRW	210,576,771	10/07/24	(1,607)
	USD	317,514	KRW	422,398,950	10/10/24	(2,913)
	USD	158,396	KRW	210,064,802	10/21/24	(1,029)
	USD	63,292	KRW	84,416,031	12/11/24	(946)
	USD	676,173	KRW	900,072,192	12/18/24	(9,034)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	322,181	MXN	6,480,341	11/22/24	$(4,223)
	USD	436,464	MXN	8,808,119	12/18/24	(5,417)
	USD	1,521,830	NOK	16,144,838	12/18/24	(8,697)
	USD	1,833,832	NZD	2,903,903	10/04/24	(11,001)
	USD	1,832,843	NZD	2,950,579	10/10/24	(41,664)
	USD	1,902,610	NZD	3,246,221	10/24/24	(159,884)
	USD	3,086,135	NZD	4,980,908	12/18/24	(78,647)
	USD	395,866	NZD	628,211	03/19/25	(3,201)
	USD	793,483	PLN	3,089,602	12/18/24	(7,238)
	USD	596,981	SEK	6,113,608	12/18/24	(7,371)
	USD	497,008	SGD	641,554	10/04/24	(2,250)
	USD	421,285	SGD	541,076	12/18/24	(1,365)
	USD	638,094	THB	21,118,055	12/18/24	(21,664)
	USD	406,000	TWD	12,906,740	10/03/24	(1,615)
	USD	316,202	TWD	10,083,697	10/24/24	(2,944)
	USD	338,927	TWD	10,647,256	12/18/24	(693)
	USD	733,131	ZAR	12,701,890	10/04/24	(1,797)
	USD	2,606,931	ZAR	46,116,982	12/18/24	(44,392)
	ZAR	2,716,724	USD	158,152	10/04/24	(963)

TOTAL						$(1,704,268)

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	68	12/19/24	$7,771,125	$6,692
2 Year U.S. Treasury Notes	87	12/31/24	18,117,070	29,370
20 Year U.S. Treasury Bonds	46	12/19/24	5,712,625	(16,817)
Ultra 10-Year U.S. Treasury Notes	20	12/19/24	2,365,938	(695)

Total				$18,550

Short position contracts:
Ultra Long U.S. Treasury Bonds	(29)	12/19/24	(3,859,719)	31,717

TOTAL FUTURES CONTRACTS				$50,267

SWAP CONTRACTS — At September 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	9.750%(a)	01/02/26	BRL	86,332		$(497,869)	$(414,751)	$(83,118)
Mexico Interbank TIIE 28 Days(a)	9.250(a)	12/16/26	MXN	423,660	(b)	213,362	150,562	62,800
3M CNRR(c)	1.750(c)	12/18/26	CNY	58,310	(b)	23,745	9,861	13,884

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6.000%(d)	12M MIBOR(d)	12/18/26	INR	1,081,960	(b)	$(774)	$15,167	$(15,941)
3M KWCDC(c)	2.750%(c)	12/18/26	KRW	18,037,420	(b)	1,342	(32,880)	34,222
6M PRIBOR(d)	3.250(e)	12/18/26	CZK	140,030	(b)	24,797	956	23,841
12M SOFR(e)	3.750(e)	12/18/26		$7,760	(b)	73,275	77,467	(4,192)
7.250(c)	3M JIBAR(c)	12/18/26	ZAR	76,110	(b)	(17,055)	(14,657)	(2,398)
12M CLICP(d)	4.500(d)	12/18/26	CLP	4,844,410	(b)	30,150	29,842	308
6M BUBOR(d)	5.500(e)	12/18/26	HUF	333,490	(b)	5,439	1,210	4,229
2.750(e)	6M EURO(d)	12/18/26	EUR	3,420	(b)	(45,792)	(29,570)	(16,222)
12M CPIBR(c)	7.250(c)	12/18/26	COP	15,210,980	(b)	21,581	41,640	(20,059)
10.250(a)	1M BID Average(a)	01/02/29	BRL	47,720		486,030	164,720	321,310
6.000(d)	12M MIBOR(d)	12/18/29	INR	460,190	(b)	(968)	4,801	(5,769)
2.000(c)	12M THOR(c)	12/18/29	THB	199,670	(b)	22,603	29,694	(7,091)
1.750(c)	3M CNRR(c)	12/18/29	CNY	2,170	(b)	889	(1,949)	2,838
2.500(e)	6M EURO(d)	12/18/29	EUR	4,690	(b)	(82,842)	(55,286)	(27,556)
2.500(e)	6M EURO(d)	12/18/31		840	(b)	(16,307)	(10,946)	(5,361)
5.000(d)	12M CLICP(d)	12/18/34	CLP	1,449,770	(b)	(35,400)	(47,912)	12,512
3.750(e)	12M SOFR(e)	12/18/34		$2,260	(b)	(87,857)	(84,596)	(3,261)
6M EURO(d)	2.500(e)	12/18/34	EUR	2,210	(b)	37,655	23,562	14,093
3M KWCDC(c)	2.750(c)	12/18/34	KRW	1,611,000	(b)	(6,009)	(14,362)	8,353
6M PRIBOR(d)	3.500(e)	12/18/34	CZK	26,960	(b)	22,327	10,816	11,511
6.000(e)	6M BUBOR(d)	12/18/34	HUF	468,990	(b)	(22,839)	(3,188)	(19,651)
4.500(e)	6M WIBOR(d)	12/18/34	PLN	6,510	(b)	(11,857)	568	(12,425)
12M CPIBR(c)	7.750(c)	12/18/34	COP	7,603,790	(b)	26,531	39	26,492
3M JIBAR(c)	8.750(c)	12/18/34	ZAR	68,330	(b)	73,047	31,249	41,798
2.750(e)	6M EURO(d)	12/18/39	EUR	1,500	(b)	(65,696)	(56,628)	(9,068)

TOTAL						$ 171,508	$ (174,571)	$ 346,079

(a)	Payments made monthly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2024.
(c)	Payments made quarterly.
(d)	Payments made semi-annually. (e) Payments made annually.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Republic of Pakistan, 6.875%, 12/05/2027	1.000%	13.742%	Barclays Bank PLC	03/20/25	$870	$(48,874)	$(34,476)	$(14,398)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.5%, 10/28/2027	(1.000)%	0.498%	12/20/28	$2,420	$ (48,347)	$ (22,232)	$(26,115)
Republic of Colombia, 10.375%, 1/28/2033	(1.000)	1.820	06/20/29	3,810	131,380	127,728	3,652

TOTAL					$ 83,033	$ 105,496	$(22,463)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put BRL	Barclays Bank PLC	$5.698	10/16/2024	3,224,000	$3,224,000	$5,932	$75,022	$ (69,090)
Call USD/Put BRL	Barclays Bank PLC	5.350	10/24/2024	1,613,000	1,613,000	42,606	40,309	2,297
Call USD/Put BRL	Barclays Bank PLC	5.590	10/24/2024	1,612,000	1,612,000	10,784	38,269	(27,485)
Call USD/Put BRL	Barclays Bank PLC	5.774	11/22/2024	3,284,000	3,284,000	23,665	61,542	(37,877)
Call EUR/Put CHF	BNP Paribas SA	0.949	10/02/2024	950,000	950,000	182	4,846	(4,664)
Call USD/Put CAD	BofA Securities LLC	1.363	11/20/2024	3,268,000	3,268,000	14,304	29,043	(14,739)
Call USD/Put COP	BofA Securities LLC	4,020.000	10/10/2024	3,277,000	3,277,000	149,297	86,126	63,171
Call USD/Put COP	BofA Securities LLC	4,320.000	12/04/2024	3,227,000	3,227,000	53,913	68,390	(14,477)
Call USD/Put KRW	BofA Securities LLC	1,336.000	11/01/2024	3,239,000	3,239,000	16,554	14,303	2,251
Call USD/Put KRW	BofA Securities LLC	1,374.500	03/10/2025	6,488,000	6,488,000	54,162	81,392	(27,230)
Call USD/Put MXN	BofA Securities LLC	18.535	11/20/2024	1,611,000	1,611,000	111,203	38,380	72,823
Call USD/Put SGD	BofA Securities LLC	1.326	03/10/2025	3,244,000	3,244,000	8,477	18,166	(9,689)
Call USD/Put ZAR	BofA Securities LLC	18.195	12/05/2024	1,616,000	1,616,000	12,619	32,627	(20,008)
Call USD/Put CNH	Deutsche Bank AG (London)	7.239	10/10/2024	1,639,000	1,639,000	3	15,407	(15,404)
Call USD/Put HUF	Deutsche Bank AG (London)	379.000	10/17/2024	1,920,000	1,920,000	188	45,677	(45,489)

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put HUF	Deutsche Bank AG (London)	$367.000	12/04/2024	2,420,000	$2,420,000	$20,260	$24,094	$ (3,834)
Call USD/Put MXN	Deutsche Bank AG (London)	17.623	10/16/2024	1,612,000	1,612,000	172,107	39,044	133,063
Call USD/Put MXN	Deutsche Bank AG (London)	20.540	11/20/2024	1,626,000	1,626,000	23,016	44,378	(21,362)
Call USD/Put TWD	Deutsche Bank AG (London)	32.300	03/10/2025	6,488,000	6,488,000	44,852	70,563	(25,711)
Call USD/Put CNH	HSBC Bank PLC	7.294	11/01/2024	1,581,000	1,581,000	166	10,819	(10,653)
Call USD/Put CNH	HSBC Bank PLC	7.390	01/09/2025	3,213,000	3,213,000	3,155	17,977	(14,822)
Call USD/Put KRW	HSBC Bank PLC	1,360.000	11/01/2024	6,478,000	6,478,000	11,168	45,670	(34,502)
Call USD/Put TWD	HSBC Bank PLC	32.000	12/06/2024	6,479,000	6,479,000	43,552	53,193	(9,641)
Call USD/Put ZAR	HSBC Bank PLC	18.039	11/20/2024	2,451,030	2,451,030	17,018	57,055	(40,037)
Call AUD/Put USD	JPMorgan Securities, Inc.	0.663	11/05/2024	1,845,000	1,845,000	55,074	31,653	23,421
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.540	02/04/2025	1,496,000	1,496,000	7,051	13,817	(6,766)
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.200	02/20/2025	1,476,000	1,476,000	15,988	16,082	(94)
Call EUR/Put PLN	JPMorgan Securities, Inc.	4.308	10/18/2024	2,954,000	2,954,000	7,320	21,773	(14,453)
Call USD/Put BRL	JPMorgan Securities, Inc.	5.857	10/24/2024	1,588,000	1,588,000	1,882	42,020	(40,138)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.254	10/14/2024	1,630,500	1,630,500	8	16,501	(16,493)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.387	01/17/2025	3,221,000	3,221,000	3,743	17,732	(13,989)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.383	01/21/2025	3,213,000	3,213,000	3,997	18,770	(14,773)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.262	01/23/2025	1,611,000	1,611,000	4,002	17,078	(13,076)
Call EUR/Put USD	MS & Co. Int PLC	1.083	10/24/2024	1,131,000	1,131,000	35,811	18,956	16,855
Call USD/Put CNH	MS & Co. Int PLC	7.235	10/10/2024	1,651,000	1,651,000	5	15,465	(15,460)
Call USD/Put HUF	MS & Co. Int PLC	362.650	10/17/2024	1,936,000	1,936,000	5,543	28,024	(22,481)
Call USD/Put MXN	MS & Co. Int PLC	19.595	11/20/2024	1,595,297	1,595,297	50,928	45,945	4,983
Call EUR/Put PLN	UBS AG (London)	4.373	02/03/2025	1,490,000	1,490,000	12,337	22,877	(10,540)
Call USD/Put COP	UBS AG (London)	4,190.000	10/10/2024	3,224,000	3,224,000	38,353	73,726	(35,373)

				102,621,827	$102,621,827	$1,081,225	$ 1,412,711	$(331,486)

Puts
Put EUR/Call USD	Barclays Bank PLC	1.089	01/21/2025	1,472,000	1,472,000	8,452	20,452	(12,000)
Put EUR/Call CHF	BNP Paribas SA	0.949	10/02/2024	950,000	950,000	8,093	4,846	3,247
Put EUR/Call USD	BNP Paribas SA	1.076	10/03/2024	4,469,000	4,469,000	—	33,367	(33,367)
Put EUR/Call USD	BNP Paribas SA	1.112	10/09/2024	4,368,000	4,368,000	17,115	30,821	(13,706)
Put EUR/Call USD	BNP Paribas SA	1.100	10/09/2024	5,842,000	5,842,000	4,851	32,513	(27,662)
Put EUR/Call USD	BNP Paribas SA	1.062	10/17/2024	1,505,500	1,505,500	20	17,012	(16,992)
Put EUR/Call USD	BNP Paribas SA	1.111	10/24/2024	4,393,000	4,393,000	24,406	22,719	1,687
Put EUR/Call USD	BNP Paribas SA	1.105	11/28/2024	4,377,000	4,377,000	33,575	26,993	6,582
Put EUR/Call USD	BNP Paribas SA	1.112	11/28/2024	4,383,000	4,383,000	45,486	35,626	9,860

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put GBP/Call USD	BNP Paribas SA	$1.254	10/31/2024	1,273,000	$1,273,000	$63	$18,458	$ (18,395)
Put GBP/Call USD	BNP Paribas SA	1.323	11/19/2024	1,895,000	1,895,000	18,649	18,038	611
Put NZD/Call USD	BNP Paribas SA	0.606	11/04/2024	7,824,000	7,824,000	7,302	42,826	(35,524)
Put NZD/Call USD	BNP Paribas SA	0.622	11/04/2024	5,158,000	5,158,000	16,135	20,319	(4,184)
Put USD/Call CNH	BNP Paribas SA	7.020	01/09/2025	3,213,000	3,213,000	58,422	37,431	20,991
Put AUD/Call USD	BofA Securities LLC	0.646	02/27/2025	3,657,000	3,657,000	14,404	33,937	(19,533)
Put EUR/Call USD	BofA Securities LLC	1.082	10/08/2024	1,480,000	1,480,000	35	12,839	(12,804)
Put EUR/Call USD	BofA Securities LLC	1.085	10/23/2024	4,426,000	4,426,000	2,261	36,836	(34,575)
Put NZD/Call USD	BofA Securities LLC	0.619	11/21/2024	5,244,000	5,244,000	23,134	42,858	(19,724)
Put EUR/Call USD	Deutsche Bank AG (London)	1.113	10/01/2024	5,854,000	5,854,000	5,962	27,070	(21,108)
Put GBP/Call USD	HSBC Bank PLC	1.233	10/15/2024	3,465,000	3,465,000	—	65,797	(65,797)
Put GBP/Call USD	HSBC Bank PLC	1.293	11/19/2024	1,895,000	1,895,000	6,037	31,144	(25,107)
Put AUD/Call USD	JPMorgan Securities, Inc.	0.673	02/24/2025	2,436,000	2,436,000	22,852	39,239	(16,387)
Put NZD/Call USD	JPMorgan Securities, Inc.	0.618	10/08/2024	5,240,000	5,240,000	1,694	29,645	(27,951)
Put EUR/Call USD	MS & Co. Int PLC	1.083	10/24/2024	1,131,000	1,131,000	520	18,956	(18,436)
Put GBP/Call USD	MS & Co. Int PLC	1.308	11/08/2024	3,693,000	3,693,000	16,604	43,286	(26,682)
Put NZD/Call USD	Standard Chartered Bank	0.581	10/29/2024	5,466,000	5,466,000	243	44,667	(44,424)
Put EUR/Call USD	UBS AG (London)	1.062	10/17/2024	1,505,500	1,505,500	20	13,557	(13,537)
Put EUR/Call USD	UBS AG (London)	1.086	10/21/2024	1,495,000	1,495,000	707	17,762	(17,055)
Put NZD/Call USD	UBS AG (London)	0.593	10/22/2024	5,334,000	5,334,000	532	42,069	(41,537)

				103,444,000	$103,444,000	$337,574	$ 861,083	$(523,509)

Total purchased option contracts				206,065,827	$206,065,827	$1,418,799	$2,273,794	$(854,995)

Written option contracts
Calls
Call AUD/Put NZD	Barclays Bank PLC	1.091	10/17/2024	(2,176,000)	(2,176,000)	(7,295)	(9,996)	2,701
Call EUR/Put GBP	Barclays Bank PLC	0.835	10/30/2024	(1,313,000)	(1,313,000)	(6,646)	(7,681)	1,035
Call USD/Put BRL	Barclays Bank PLC	5.698	10/16/2024	(3,224,000)	(3,224,000)	(5,932)	(119,288)	113,356
Call USD/Put BRL	Barclays Bank PLC	5.350	10/24/2024	(1,613,000)	(1,613,000)	(42,606)	(69,020)	26,414
Call USD/Put SGD	Barclays Bank PLC	1.291	10/21/2024	(1,468,000)	(1,468,000)	(4,022)	(8,081)	4,059
Call EUR/Put USD	BNP Paribas SA	1.083	10/24/2024	(1,131,000)	(1,131,000)	(35,811)	(20,929)	(14,882)
Call USD/Put CNH	BNP Paribas SA	7.390	01/09/2025	(3,213,000)	(3,213,000)	(3,155)	(11,470)	8,315
Call USD/Put GBP	BNP Paribas SA	0.841	10/21/2024	(1,321,000)	(1,321,000)	(1,997)	(6,643)	4,646
Call AUD/Put NZD	BofA Securities LLC	1.086	10/03/2024	(2,163,000)	(2,163,000)	(5,599)	(10,084)	4,485
Call USD/Put COP	BofA Securities LLC	4,190.000	10/10/2024	(3,224,000)	(3,224,000)	(38,353)	(65,238)	26,885
Call USD/Put KRW	BofA Securities LLC	1,360.000	11/01/2024	(6,478,000)	(6,478,000)	(11,168)	(9,924)	(1,244)
Call USD/Put KRW	BofA Securities LLC	1,325.800	03/10/2025	(3,244,000)	(3,244,000)	(58,888)	(82,073)	23,185

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put MXN	BofA Securities LLC	$17.623	10/16/2024	(1,612,000)	$(1,612,000)	$(172,107)	$(60,571)	$ (111,536)
Call EUR/Put CHF	Deutsche Bank AG (London)	0.949	10/02/2024	(950,000)	(950,000)	(182)	(3,706)	3,524
Call USD/Put HUF	Deutsche Bank AG (London)	362.650	10/17/2024	(1,936,000)	(1,936,000)	(5,543)	(11,721)	6,178
Call USD/Put MXN	Deutsche Bank AG (London)	19.595	11/20/2024	(1,595,297)	(1,595,297)	(50,928)	(75,265)	24,337
Call USD/Put TWD	Deutsche Bank AG (London)	31.400	03/10/2025	(3,244,000)	(3,244,000)	(47,937)	(70,674)	22,737
Call EUR/Put CHF	Goldman Sachs & Co. LLC	0.941	10/01/2024	(1,320,000)	(1,320,000)	(3,478)	(11,502)	8,024
Call USD/Put CNH	HSBC Bank PLC	7.235	10/10/2024	(1,651,000)	(1,651,000)	(5)	(16,840)	16,835
Call USD/Put KRW	HSBC Bank PLC	1,336.000	11/01/2024	(3,239,000)	(3,239,000)	(16,558)	(44,957)	28,399
Call USD/Put TWD	HSBC Bank PLC	31.400	12/06/2024	(3,240,000)	(3,240,000)	(46,329)	(52,958)	6,629
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.090	10/24/2024	(2,137,000)	(2,137,000)	(8,393)	(9,249)	856
Call AUD/Put USD	JPMorgan Securities, Inc.	0.663	11/05/2024	(1,845,000)	(1,845,000)	(55,074)	(29,863)	(25,211)
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.302	10/24/2024	(1,316,000)	(1,316,000)	(8,431)	(8,873)	442
Call USD/Put BRL	JPMorgan Securities, Inc.	5.590	10/24/2024	(1,612,000)	(1,612,000)	(10,784)	(75,197)	64,413
Call USD/Put CNH	JPMorgan Securities, Inc.	7.239	10/10/2024	(1,639,000)	(1,639,000)	(3)	(12,079)	12,076
Call EUR/Put GBP	MS & Co. Int PLC	0.844	10/03/2024	(1,315,000)	(1,315,000)	(18)	(7,245)	7,227
Call USD/Put HUF	MS & Co. Int PLC	379.000	10/17/2024	(1,920,000)	(1,920,000)	(188)	(9,638)	9,450
Call USD/Put MXN	MS & Co. Int PLC	18.535	11/20/2024	(1,610,390)	(1,610,390)	(111,160)	(92,259)	(18,901)
Call EUR/Put CHF	UBS AG (London)	0.943	10/03/2024	(1,317,000)	(1,317,000)	(3,472)	(11,199)	7,727
Call USD/Put BRL	UBS AG (London)	5.857	10/24/2024	(1,588,000)	(1,588,000)	(1,882)	(22,407)	20,525
Call USD/Put COP	UBS AG (London)	4,020.000	10/10/2024	(3,277,000)	(3,277,000)	(149,297)	(133,750)	(15,547)

				(68,931,687)	$(68,931,687)	$(913,241)	$(1,180,380)	$ 267,139

Puts
Put AUD/Call NZD	Barclays Bank PLC	1.091	10/17/2024	(2,176,000)	(2,176,000)	(9,812)	(9,996)	184
Put EUR/Call GBP	Barclays Bank PLC	0.835	10/30/2024	(1,313,000)	(1,313,000)	(8,262)	(7,681)	(581)
Put USD/Call SGD	Barclays Bank PLC	1.291	10/21/2024	(1,468,000)	(1,468,000)	(11,593)	(8,081)	(3,512)
Put EUR/Call GBP	BNP Paribas SA	0.841	10/21/2024	(1,321,000)	(1,321,000)	(14,811)	(6,643)	(8,168)
Put EUR/Call USD	BNP Paribas SA	1.113	10/01/2024	(5,854,000)	(5,854,000)	(5,962)	(20,857)	14,895
Put EUR/Call USD	BNP Paribas SA	1.112	10/09/2024	(4,368,000)	(4,368,000)	(17,115)	(46,912)	29,797
Put EUR/Call USD	BNP Paribas SA	1.100	10/09/2024	(5,842,000)	(5,842,000)	(4,851)	(5,420)	569
Put EUR/Call USD	BNP Paribas SA	1.062	10/17/2024	(3,011,000)	(3,011,000)	(40)	(46,722)	46,682
Put EUR/Call USD	BNP Paribas SA	1.085	10/23/2024	(4,426,000)	(4,426,000)	(2,261)	(8,952)	6,691
Put EUR/Call USD	BNP Paribas SA	1.083	10/24/2024	(1,131,000)	(1,131,000)	(520)	(20,929)	20,409
Put EUR/Call USD	BNP Paribas SA	1.111	10/24/2024	(4,393,000)	(4,393,000)	(24,406)	(15,976)	(8,430)
Put GBP/Call USD	BNP Paribas SA	1.233	10/15/2024	(3,465,000)	(3,465,000)	—	(62,507)	62,507
Put GBP/Call USD	BNP Paribas SA	1.254	10/31/2024	(1,273,000)	(1,273,000)	(63)	(3,416)	3,353
Put GBP/Call USD	BNP Paribas SA	1.293	11/19/2024	(1,895,000)	(1,895,000)	(6,035)	(5,795)	(240)
Put NZD/Call USD	BNP Paribas SA	0.618	10/08/2024	(5,240,000)	(5,240,000)	(1,694)	(39,928)	38,234

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put NZD/Call USD	BNP Paribas SA	$0.606	11/04/2024	(7,824,000)	$(7,824,000)	$(7,302)	$ (9,066)	$ 1,764
Put AUD/Call USD	BofA Securities LLC	1.086	10/03/2024	(2,163,000)	(2,163,000)	(1,462)	(10,084)	8,622
Put EUR/Call USD	BofA Securities LLC	1.082	10/08/2024	(1,480,000)	(1,480,000)	(35)	(2,179)	2,144
Put USD/Call SGD	BofA Securities LLC	1.263	03/10/2025	(3,244,000)	(3,244,000)	(27,642)	(16,885)	(10,757)
Put USD/Call TWD	BofA Securities LLC	31.100	11/20/2024	(1,634,000)	(1,634,000)	(13,281)	(18,847)	5,566
Put EUR/Call CHF	Deutsche Bank AG (London)	0.949	10/02/2024	(950,000)	(950,000)	(8,093)	(3,706)	(4,387)
Put EUR/Call USD	Deutsche Bank AG (London)	1.089	01/21/2025	(1,472,000)	(1,472,000)	(8,452)	(20,934)	12,482
Put GBP/Call USD	Deutsche Bank AG (London)	1.308	11/08/2024	(3,693,000)	(3,693,000)	(16,604)	(22,540)	5,936
Put EUR/Call CHF	Goldman Sachs & Co. LLC	0.941	10/01/2024	(1,320,000)	(1,320,000)	(1,105)	(11,480)	10,375
Put USD/Call CNH	HSBC Bank PLC	7.020	01/09/2025	(3,213,000)	(3,213,000)	(58,422)	(16,865)	(41,557)
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.090	10/24/2024	(2,137,000)	(2,137,000)	(10,066)	(9,250)	(816)
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.302	10/24/2024	(1,316,000)	(1,316,000)	(8,400)	(8,873)	473
Put EUR/Call USD	JPMorgan Securities, Inc.	1.076	10/03/2024	(4,469,000)	(4,469,000)	—	(3,878)	3,878
Put USD/Call CNH	JPMorgan Securities, Inc.	7.022	01/17/2025	(3,221,000)	(3,221,000)	(61,814)	(17,058)	(44,756)
Put USD/Call CNH	JPMorgan Securities, Inc.	7.010	01/21/2025	(3,213,000)	(3,213,000)	(58,894)	(17,514)	(41,380)
Put EUR/Call GBP	MS & Co. Int PLC	0.844	10/03/2024	(1,315,000)	(1,315,000)	(19,000)	(7,245)	(11,755)
Put NZD/Call USD	Standard Chartered Bank	0.593	10/22/2024	(5,334,000)	(5,334,000)	(532)	(72,915)	72,383
Put EUR/Call CHF	UBS AG (London)	0.943	10/03/2024	(1,317,000)	(1,317,000)	(4,660)	(11,199)	6,539

				(96,491,000)	$(96,491,000)	$(413,189)	$ (590,333)	$ 177,144

Total written option contracts				(165,422,687)	$(165,422,687)	$(1,326,430)	$(1,770,713)	$ 444,283

TOTAL				40,643,140	$40,643,140	$92,369	$ 503,081	$(410,712)

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
DOP	—Dominican Republic Peso
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
LLC	—Limited Liability Company
NR	—Not Rated
PIK	—Payment in kind
PLC	—Public Limited Company
WR	—Withdrawn Rating

Abbreviations:
1M BID Avg	—1 Month Brazilian Interbank Deposit Average
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CLICP	—Sinacofi Chile Interbank Rate
CNRR	—China Fixing Repo Rate
EURO	—Euro Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
PRIBOR	—Prague Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – 87.5%

Advertising(a)(b) – 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp. (B/B2)
	$2,539,000	4.250%	01/15/29	$2,418,245
Summer BC Bidco B LLC (B-/B2)
	2,676,000	5.500	10/31/26	2,643,754

				5,061,999

Aerospace & Defense – 1.7%
Bombardier, Inc.(a)(b) (B+/B1)
	2,865,000	7.000	06/01/32	2,996,303
Moog, Inc.(a)(b) (BB/Ba3)
	4,712,000	4.250	12/15/27	4,582,608
TransDigm, Inc.(a) (B/B3)
	5,323,000	5.500	11/15/27	5,305,115
	3,570,000	4.625	01/15/29	3,450,905
	8,868,000	4.875	05/01/29	8,633,707
TransDigm, Inc.(a)(b) (BB-/Ba3)
	2,584,000	6.750	08/15/28	2,662,037
	1,645,000	6.375	03/01/29	1,696,620
	5,250,000	6.875	12/15/30	5,497,800

				34,825,095

Airlines – 1.0%
American Airlines, Inc.(a)(b) (BB-/Ba2)
	6,629,000	7.250	02/15/28	6,783,655
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b) (NR/Ba1)
	1,382,500	5.500	04/20/26	1,378,422
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(a)(b) (NR/B2)
	2,028,405	11.000	04/15/29	2,036,052
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b)(c) (B-/B3)
	5,407,000	7.875	05/01/27	5,284,369
	1,585,000	9.500	06/01/28	1,547,546
	3,035,000	6.375	02/01/30	2,605,639

				19,635,683

Automotive – 2.6%
Allison Transmission, Inc.(a)(b) (NR/Ba2)
	3,128,000	3.750	01/30/31	2,840,130
Clarios Global LP/Clarios U.S. Finance Co.(a)(b) (B/B3)
	4,111,000	8.500	05/15/27	4,129,664
Clarios Global LP/Clarios U.S. Finance Co.(a)(b) (BB-/Ba3)
	5,010,000	6.750	05/15/28	5,164,509
Dana Financing Luxembourg SARL(a)(b) (BB-/B1)
EUR	1,175,000	3.000	07/15/29	1,151,219
Dana, Inc.(a) (BB-/B1)
	$4,853,000	5.375	11/15/27	4,820,631
	2,260,000	5.625	06/15/28	2,217,783
	1,205,000	4.250	09/01/30	1,080,499
Dealer Tire LLC/DT Issuer LLC(a)(b) (CCC/Caa1)
	5,849,000	8.000	02/01/28	5,845,315
Dornoch Debt Merger Sub, Inc.(a)(b) (CCC/Caa2)
	2,046,000	6.625	10/15/29	1,800,848

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Automotive – (continued)
Ford Motor Credit Co. LLC(a) (BBB-/Ba1)
	$2,803,000	3.815%	11/02/27	$2,700,943
	2,315,000	2.900	02/16/28	2,147,510
Garrett Motion Holdings, Inc./Garrett LX I SARL(a)(b) (B/B1)
	2,920,000	7.750	05/31/32	2,990,430
General Motors Financial Co., Inc.(a) (BBB/Baa2)
	1,915,000	2.350	01/08/31	1,636,578
IHO Verwaltungs GmbH(a)(b)(d) (BB-/Ba2)
(PIK 5.500%, Cash 4.750%)
	3,960,000	4.750	09/15/26	3,897,630
(PIK 6.750%, Cash 6.000%)
	900,000	6.000	05/15/27	884,790
(PIK 7.125%, Cash 6.375%)
	2,985,000	6.375	05/15/29	2,931,688
(PIK 9.500%, Cash 8.750%)
EUR	970,000	8.750	05/15/28	1,133,840
Phinia, Inc.(a)(b) (BB/Ba2)
	$1,485,000	6.625	10/15/32	1,496,271
ZF North America Capital, Inc.(a)(b) (BB+/Ba1)
	2,085,000	6.875	04/14/28	2,106,788
	1,825,000	6.750	04/23/30	1,841,407

				52,818,473

Banks – 2.6%
Bank of America Corp.(a)(e) (BBB+/A3) (5 yr. CMT + 1.200%)
	5,198,000	2.482	09/21/36	4,387,008
Bank of New York Mellon Corp.(a)(e) (BBB/Baa1) (5 yr. CMT + 4.358%)
	4,960,000	4.700	09/20/25	4,925,478
Barclays PLC(a)(e) (BB-/Ba1) (5 yr. U.K. Government Bond + 6.579%)
GBP	1,500,000	7.125	06/15/25	2,005,867
Citigroup, Inc.(a)(e) (BB+/Ba1) (5 yr. CMT + 3.417%)
	$2,565,000	3.875	02/18/26	2,480,894
Comerica, Inc.(a)(e) (BB/Baa3) (5 yr. CMT + 5.291%)
	1,550,000	5.625	07/01/25	1,533,136
Deutsche Bank AG(a)(e) (BBB-/Baa3) (Secured Overnight Financing Rate + 2.757%)
	2,225,000	3.729	01/14/32	1,998,717
JPMorgan Chase & Co.(a)(e) (BBB-/Baa2) (5 yr. CMT + 2.737%)
	4,820,000	6.875	06/01/29	5,167,618
Morgan Stanley(a)(e) (BBB+/Baa1) (Secured Overnight Financing Rate + 1.360%)
	3,575,000	2.484	09/16/36	2,992,025
PNC Financial Services Group, Inc.(a)(e) (BBB-/Baa2) (5 yr. CMT + 3.238%)
	4,462,000	6.200	09/15/27	4,550,437
Societe Generale SA(a)(b)(e) (BB/Ba2) (5 yr. USD ICE Swap + 5.873%)
	2,730,000	8.000	09/29/25	2,753,860
Toronto-Dominion Bank(a)(e) (BBB/Baa1) (5 yr. CMT + 4.075%)
	1,475,000	8.125	10/31/82	1,584,401
U.S. Bancorp(a)(e) (BBB/Baa2) (5 yr. CMT + 2.541%)
	4,540,000	3.700	01/15/27	4,178,253

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
UBS Group AG(a)(b)(e) (BB/Baa3) (5 yr. CMT + 4.745%)
	$1,000,000	9.250%		11/13/28	$1,105,630
UBS Group AG(a)(b)(e) (BB/NR) (5 yr. CMT + 3.098%)
	3,220,000	3.875		06/02/26	3,058,517
UniCredit SpA(a)(b)(e) (BB+/Ba1) (5 yr. CMT + 4.750%)
	3,415,000	5.459		06/30/35	3,365,653
Wells Fargo & Co.(a)(e) (BB+/Baa2)
	1,550,000	5.875		06/15/25	1,552,341
(5 yr. CMT + 2.767%)
	2,525,000	6.850		09/15/29	2,635,772
(5 yr. CMT + 3.606%)
	2,040,000	7.625	(c)	09/15/28	2,230,046

					52,505,653

Beverages(a)(b) – 0.2%
Primo Water Holdings, Inc. (B+/B1)
	3,300,000	4.375		04/30/29	3,163,149

Building Materials – 1.8%
Builders FirstSource, Inc.(a)(b) (BB-/Ba2)
	5,180,000	5.000		03/01/30	5,083,548
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(a)(b) (BB-/B1)
	4,030,000	6.625		12/15/30	4,155,010
James Hardie International Finance DAC(a)(b) (BB+/Ba1)
	5,125,000	5.000		01/15/28	5,076,979
JELD-WEN, Inc.(a)(b) (BB-/B1)
	2,856,000	4.875		12/15/27	2,795,853
Masterbrand, Inc.(a)(b) (BB/Ba3)
	1,900,000	7.000		07/15/32	1,994,544
Owens Corning(a) (BBB/Baa1)
	6,000	3.500		02/15/30	5,700
Smyrna Ready Mix Concrete LLC(a)(b) (BB-/Ba3)
	6,780,000	6.000		11/01/28	6,816,544
	3,000,000	8.875		11/15/31	3,236,760
Standard Building Solutions, Inc.(a)(b) (BB/B1)
	3,295,000	6.500		08/15/32	3,419,123
Standard Industries, Inc.(a)(b) (BB/B1)
	1,880,000	5.000		02/15/27	1,866,144
	1,230,000	4.750		01/15/28	1,204,773

					35,654,978

Capital Goods(a)(b) – 0.1%
Cirsa Finance International SARL (B+/B2)
EUR	1,836,000	10.375		11/30/27	2,161,646

Chemicals – 2.9%
Ashland, Inc.(a)(b) (BB+/Ba1)
	$2,340,000	3.375		09/01/31	2,074,550
Avient Corp.(a)(b) (BB-/Ba3)
	2,660,000	7.125		08/01/30	2,774,832
	950,000	6.250		11/01/31	974,054
Axalta Coating Systems LLC(a)(b) (BB/Ba3)
	2,760,000	3.375		02/15/29	2,581,649
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(a)(b) (BB/Ba3)
	3,205,000	4.750		06/15/27	3,180,962

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Chemicals – (continued)
Chemours Co.(a)(b) (BB-/B1)
	$2,911,000	5.750%		11/15/28	$2,762,801
Ingevity Corp.(a)(b) (NR/Ba3)
	2,946,000	3.875		11/01/28	2,762,582
Minerals Technologies, Inc.(a)(b) (BB-/Ba3)
	3,421,000	5.000		07/01/28	3,331,370
Olympus Water U.S. Holding Corp.(a)(b) (B-/B3)
EUR	750,000	3.875		10/01/28	803,471
	$6,830,000	4.250		10/01/28	6,518,962
	4,045,000	9.750		11/15/28	4,319,696
Olympus Water U.S. Holding Corp.(a)(b)(c) (CCC+/Caa2)
	658,000	6.250		10/01/29	636,674
SCIL IV LLC/SCIL USA Holdings LLC(a)(b) (BB-/B1)
	2,834,000	5.375		11/01/26	2,798,462
SNF Group SACA(a)(b) (BB+/Ba1)
	2,760,000	3.125		03/15/27	2,625,257
	3,870,000	3.375		03/15/30	3,490,198
Tronox, Inc.(a)(b) (BB-/B1)
	5,376,000	4.625		03/15/29	5,018,603
Valvoline, Inc.(a)(b) (B+/Ba3)
	1,946,000	3.625		06/15/31	1,740,055
Vibrantz Technologies, Inc.(a)(b)(c) (CCC+/Caa2)
	3,100,000	9.000		02/15/30	2,900,515
WR Grace Holdings LLC(a)(b) (B-/B1)
	2,893,000	4.875		06/15/27	2,850,589
	2,610,000	7.375		03/01/31	2,732,722
WR Grace Holdings LLC(a)(b) (CCC/B3)
	1,914,000	5.625		08/15/29	1,797,744

					58,675,748

Commercial Services – 4.3%
ADT Security Corp.(a)(b) (BB/Ba2)
	4,551,000	4.125		08/01/29	4,346,478
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b) (CCC+/Caa2)
	2,951,000	9.750		07/15/27	2,955,928
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (B/B3)
	4,100,000	4.625	%(a)(b)	06/01/28	3,851,314
APi Group DE, Inc.(a)(b) (B+/B1)
	6,373,000	4.125		07/15/29	5,997,439
	2,159,000	4.750		10/15/29	2,070,157
APX Group, Inc.(a)(b) (B/Ba3)
	10,145,000	5.750		07/15/29	10,042,941
Autostrade per l’Italia SpA(a) (BBB-/Baa3)
EUR	2,267,000	2.000		12/04/28	2,401,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(b)(c) (BB-/B1)
	$1,360,000	8.250		01/15/30	1,391,634
Avis Budget Finance PLC(a) (BB-/B1)
EUR	1,800,000	7.250		07/31/30	1,997,518
BCP V Modular Services Finance II PLC(a)(b) (B/B2)
	1,780,000	4.750		11/30/28	1,926,937
Block, Inc.(a) (BB+/Ba2)
	$3,067,000	2.750		06/01/26	2,972,567

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services – (continued)
Brink’s Co.(a)(b) (BB/Ba3)
	$4,033,000	4.625%	10/15/27	$3,974,038
	435,000	6.500	06/15/29	450,621
	960,000	6.750	06/15/32	1,001,846
Garda World Security Corp.(a)(b) (B/B2)
	2,397,000	7.750	02/15/28	2,490,459
Garda World Security Corp.(a)(b) (CCC+/Caa2)
	2,846,000	9.500	11/01/27	2,847,167
	1,620,000	8.250	08/01/32	1,659,544
Herc Holdings, Inc.(a)(b) (BB-/Ba3)
	3,019,000	5.500	07/15/27	3,015,830
Hertz Corp.(a)(b)(c) (BB-/Ba3)
	1,815,000	12.625	07/15/29	1,979,675
Mavis Tire Express Services Topco Corp.(a)(b) (CCC/Caa2)
	4,251,000	6.500	05/15/29	4,084,318
MPH Acquisition Holdings LLC(a)(b)(c) (CCC+/Caa2)
	4,838,000	5.750	11/01/28	2,226,641
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.(a)(b)(c) (B/B2)
	3,400,000	4.000	06/15/29	3,191,070
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(b) (B/B2)
	2,953,000	6.250	01/15/28	2,953,472
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(b) (BB/Ba2)
	4,553,000	3.375	08/31/27	4,335,503
PROG Holdings, Inc.(a)(b) (BB-/B1)
	5,520,000	6.000	11/15/29	5,446,529
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(a)(b) (NR/Ba3)
	245,000	6.750	08/15/32	256,001
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(a)(b) (NR/Ba3)
	2,701,000	4.625	11/01/26	2,672,667
TriNet Group, Inc.(a)(b) (BB/Ba2)
	3,191,000	3.500	03/01/29	2,958,025
	1,225,000	7.125	08/15/31	1,276,291
Verisure Holding AB(a)(b) (B+/B1)
EUR	650,000	3.250	02/15/27	710,567
Verisure Midholding AB(a)(b) (B-/B3)
	725,000	5.250	02/15/29	801,368

				88,286,295

Computers – 1.8%
Ahead DB Holdings LLC(a)(b) (CCC+/Caa1)
	$7,501,000	6.625	05/01/28	7,258,943
Amentum Escrow Corp.(a)(b) (B/B3)
	2,425,000	7.250	08/01/32	2,530,293
Crowdstrike Holdings, Inc.(a) (BB/Baa3)
	6,771,000	3.000	02/15/29	6,265,477
KBR, Inc.(a)(b) (BB/Ba3)
	2,613,000	4.750	09/30/28	2,511,981
McAfee Corp.(a)(b) (CCC+/Caa1)
	8,308,000	7.375	02/15/30	8,106,199
Science Applications International Corp.(a)(b) (BB-/B1)
	2,354,000	4.875	04/01/28	2,306,261

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Computers – (continued)
Seagate HDD Cayman(a) (BB/Ba3)
$1,270,000	8.250%	12/15/29	$1,378,648
2,561,220	9.625	12/01/32	2,973,013
Virtusa Corp.(a)(b) (B-/Caa1)
2,960,000	7.125	12/15/28	2,805,814

			36,136,629

Cosmetics & Personal Care(a) – 0.0%
Perrigo Finance Unlimited Co. (B+/Ba3)
510,000	6.125	09/30/32	514,539

Distribution & Wholesale(a)(b) – 1.0%
American Builders & Contractors Supply Co., Inc. (BB-/Ba3)
10,439,000	3.875	11/15/29	9,761,091
BCPE Empire Holdings, Inc. (CCC/Caa2)
2,998,000	7.625	05/01/27	3,007,414
Gates Corp. (B+/B2)
380,000	6.875	07/01/29	393,691
H&E Equipment Services, Inc. (BB-/B1)
8,480,000	3.875	12/15/28	7,957,378

			21,119,574

Diversified Financial Services – 4.1%
AerCap Holdings NV(a)(e) (BBB-/Baa3) (5 yr. CMT + 4.535%)
5,253,000	5.875	10/10/79	5,252,002
AG Issuer LLC(a)(b) (B/B1)
2,964,000	6.250	03/01/28	2,906,380
Ally Financial, Inc.(a)(e) (BB-/Ba2) (5 yr. CMT + 3.868%)
6,075,000	4.700	05/15/26	5,285,615
Ally Financial, Inc.(a) (BB+/Baa3)
2,606,000	5.750	11/20/25	2,618,352
American Express Co.(a)(e) (BB+/Baa2) (5 yr. CMT + 2.854%)
4,265,000	3.550	09/15/26	4,051,921
Capital One Financial Corp.(a)(c)(e) (BB/Baa3) (5 yr. CMT + 3.157%)
2,085,000	3.950	09/01/26	1,964,570
Castlelake Aviation Finance DAC(a)(b) (B+/B2)
4,936,000	5.000	04/15/27	4,959,150
Charles Schwab Corp.(a)(e) (BBB-/Baa2) (3 mo. USD LIBOR + 2.575%)
3,305,000	5.000	12/01/27	3,165,000
Freedom Mortgage Holdings LLC(a)(b) (B/B2)
2,922,000	9.250	02/01/29	3,039,698
Jane Street Group/JSG Finance, Inc.(a)(b) (BB/Ba1)
4,156,000	7.125	04/30/31	4,404,446
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(b) (B+/B1)
3,928,000	5.000	08/15/28	3,738,003
Macquarie Airfinance Holdings Ltd.(a)(b) (BBB-/Baa3)
4,326,000	8.375	05/01/28	4,559,517
430,000	6.400	03/26/29	447,742
Midcap Financial Issuer Trust(a)(b) (B+/B1)
3,042,000	6.500	05/01/28	2,950,253
3,281,000	5.625	01/15/30	3,027,772
Navient Corp.(a) (BB-/Ba3)
2,815,000	5.000	03/15/27	2,790,847

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
$4,060,000	5.500%		03/15/29	$3,938,850
OneMain Finance Corp. (BB/Ba2)
2,793,000	7.125		03/15/26	2,853,413
1,458,000	3.500	(a)	01/15/27	1,393,265
690,000	9.000	(a)	01/15/29	731,034
3,380,000	7.875	(a)	03/15/30	3,535,176
2,254,000	4.000	(a)	09/15/30	2,006,669
2,780,000	7.500	(a)	05/15/31	2,862,510
StoneX Group, Inc.(a)(b) (BB-/Ba3)
2,805,000	7.875		03/01/31	2,987,858
United Wholesale Mortgage LLC(a)(b) (NR/Ba3)
3,641,000	5.500		04/15/29	3,546,006
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b) (B+/B1)
4,875,000	7.500		06/15/31	5,118,799

				84,134,848

Electrical – 1.5%
Duke Energy Corp. (BBB/Baa2)
2,045,000	4.125		04/15/26	2,164,632
Edison International(a)(e) (BB+/Ba1) (5 yr. CMT + 4.698%)
6,856,000	5.375		03/15/26	6,799,507
Lightning Power LLC(a)(b) (BB/Ba3)
4,778,000	7.250		08/15/32	5,016,852
NextEra Energy Operating Partners LP(a)(b) (BB/Ba1)
3,709,000	7.250		01/15/29	3,909,509
Pike Corp.(a)(b) (B-/B3)
2,442,000	5.500		09/01/28	2,390,523
4,010,000	8.625		01/31/31	4,302,810
Vistra Operations Co. LLC(a)(b) (BB+/Ba2)
5,522,000	7.750		10/15/31	5,943,384

				30,527,217

Electronics – 0.9%
Atkore, Inc.(a)(b) (BB+/Ba2)
2,593,000	4.250		06/01/31	2,367,876
Coherent Corp.(a)(b) (B+/B1)
2,689,000	5.000		12/15/29	2,629,089
Imola Merger Corp.(a)(b) (BB-/B1)
4,151,000	4.750		05/15/29	4,051,002
Sensata Technologies BV(a)(b) (BB+/Ba2)
1,135,000	4.000		04/15/29	1,081,859
3,139,000	5.875		09/01/30	3,153,283
Sensata Technologies, Inc.(a)(b) (BB+/Ba2)
3,389,000	4.375		02/15/30	3,240,901
1,519,000	3.750		02/15/31	1,391,131
235,000	6.625		07/15/32	244,905

				18,160,046

Engineering & Construction – 1.0%
Arcosa, Inc.(a)(b) (B+/Ba3)
985,000	6.875		08/15/32	1,030,773
Dycom Industries, Inc.(a)(b) (BB/Ba3)
4,674,000	4.500		04/15/29	4,512,653
Global Infrastructure Solutions, Inc.(a)(b) (BB-/B1)
8,148,000	5.625		06/01/29	7,997,425

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Engineering & Construction – (continued)
	$5,021,000	7.500%		04/15/32	$5,169,170
Kier Group PLC(a) (BB-/NR)
GBP	1,045,000	9.000		02/15/29	1,493,458

					20,203,479

Entertainment – 3.9%
AMC Entertainment Holdings, Inc.(a)(b)(c) (CCC+/Caa3)
	$5,365,000	7.500		02/15/29	4,157,821
Banijay Entertainment SAS(a)(b) (B+/B1)
	2,610,000	8.125		05/01/29	2,714,061
Banijay SAS(a)(b) (B-/Caa1)
EUR	1,275,000	6.500		03/01/26	1,421,040
Boyne USA, Inc.(a)(b) (B/B1)
	$3,628,000	4.750		05/15/29	3,493,945
Caesars Entertainment, Inc.(a)(b) (B-/B3)
	5,343,000	8.125		07/01/27	5,456,005
	7,221,000	4.625	(c)	10/15/29	6,871,576
Cinemark USA, Inc.(a)(b)(c) (BB-/B2)
	4,200,000	5.250		07/15/28	4,129,230
International Game Technology PLC(a)(b) (BB+/Ba1)
	2,511,000	4.125		04/15/26	2,479,688
	3,131,000	5.250		01/15/29	3,117,787
Light & Wonder International, Inc.(a)(b) (B+/B2)
	1,500,000	7.500		09/01/31	1,573,395
Live Nation Entertainment, Inc.(a)(b) (BB/Ba2)
	4,941,000	3.750		01/15/28	4,755,465
Merlin Entertainments Group U.S. Holdings, Inc.(a)(b) (B+/B2)
	4,732,000	7.375		02/15/31	4,745,392
Motion Bondco DAC(a)(b)(c) (CCC+/Caa2)
	2,235,000	6.625		11/15/27	2,124,211
Penn Entertainment, Inc.(a)(b)(c) (B-/B3)
	2,900,000	5.625		01/15/27	2,870,681
	1,580,000	4.125		07/01/29	1,439,348
Pinewood Finco PLC(a)(b) (BB+/NR)
GBP	2,125,000	3.250		09/30/25	2,787,665
	2,988,000	6.000		03/27/30	4,005,633
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(a)(b) (CCC/Caa1)
	$4,764,000	5.625		09/01/29	3,577,002
Resorts World Las Vegas LLC/RWLV Capital, Inc. (BB+/NR)
	7,100,000	8.450	%(a)(b)	07/27/30	7,497,671
SeaWorld Parks & Entertainment, Inc.(a)(b) (B+/B2)
	5,450,000	5.250		08/15/29	5,316,911
WMG Acquisition Corp.(a)(b) (BBB-/Ba2)
	1,655,000	3.750		12/01/29	1,556,461
	1,200,000	3.875		07/15/30	1,117,932
	2,922,000	3.000	(c)	02/15/31	2,589,213

					79,798,133

Environmental – 0.9%
GFL Environmental, Inc.(a)(b) (B/B3)
	2,216,000	4.000		08/01/28	2,130,463
	3,235,000	4.375		08/15/29	3,098,127
GFL Environmental, Inc.(a)(b) (BB/Ba2)
	3,460,000	3.500		09/01/28	3,297,103

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Environmental – (continued)
	$720,000	6.750%	01/15/31	$755,496
Madison IAQ LLC(a)(b) (CCC+/Caa1)
	10,289,000	5.875	06/30/29	10,025,190

				19,306,379

Food & Drug Retailing – 2.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC(a)(b) (BB+/Ba2)
	272,000	4.625	01/15/27	265,306
	3,744,000	3.500	03/15/29	3,488,734
Bellis Acquisition Co. PLC(a)(b) (B+/B1)
GBP	4,350,000	8.125	05/14/30	5,753,912
Boparan Finance PLC(a) (B-/Caa1)
	2,673,000	7.625	11/30/25	3,512,379
Fiesta Purchaser, Inc.(a)(b) (CCC+/Caa2)
	$1,015,000	9.625	09/15/32	1,050,210
Flora Food Management BV(a) (B/B1)
EUR	2,492,000	6.875	07/02/29	2,767,893
Iceland Bondco PLC(a)(b) (B/B2)
GBP	1,105,000	10.875	12/15/27	1,586,638
New Albertsons LP (BB+/WR)
	$3,100,000	7.450	08/01/29	3,234,757
Performance Food Group, Inc.(a)(b) (BB/B1)
	1,500,000	5.500	10/15/27	1,495,005
	6,255,000	4.250	08/01/29	5,945,878
Post Holdings, Inc.(a)(b) (B+/B2)
	101,000	5.625	01/15/28	101,872
	5,848,000	5.500	12/15/29	5,806,245
	3,980,000	4.625	04/15/30	3,806,711
	3,832,000	6.375	03/01/33	3,895,956
Post Holdings, Inc.(a)(b) (BB/Ba1)
	885,000	6.250	02/15/32	911,683
Sigma Holdco BV(a)(b) (CCC+/Caa1)
	2,636,000	7.875	05/15/26	2,618,471
United Natural Foods, Inc.(a)(b)(c) (CCC+/Caa2)
	3,333,000	6.750	10/15/28	3,178,882

				49,420,532

Forest Products & Paper(a) – 0.1%
Mercer International, Inc. (B/B3)
	2,248,000	5.500	01/15/26	2,202,343

Gaming(a) – 0.6%
Melco Resorts Finance Ltd.(b) (BB-/Ba3)
	2,395,000	4.875	06/06/25	2,370,302
MGM Resorts International (BB-/B1)
	5,355,000	5.500	04/15/27	5,371,386
Sands China Ltd. (BBB-/Baa2)
	2,315,000	5.125	08/08/25	2,307,476
Wynn Macau Ltd.(b) (NR/B1)
	2,072,000	4.875	10/01/24	2,072,000

				12,121,164

Gas(a) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/B2)
	3,536,000	5.750	05/20/27	3,471,185

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services – 2.7%
Catalent Pharma Solutions, Inc.(a)(b) (B/B3)
	$3,005,000	3.500%		04/01/30	$2,955,838
Centene Corp.(a) (BBB-/Ba1)
	4,574,000	2.500		03/01/31	3,932,954
	911,000	2.625		08/01/31	781,346
CHS/Community Health Systems, Inc.(a)(b) (B-/Caa1)
	4,919,000	5.625		03/15/27	4,837,984
DaVita, Inc.(a)(b) (BB-/Ba3)
	3,372,000	3.750		02/15/31	3,038,138
	1,780,000	6.875		09/01/32	1,839,007
HAH Group Holding Co. LLC(a)(b) (NR/NR)
	2,322,000	9.750		10/01/31	2,340,344
Laboratoire Eimer Selas(a)(b) (CCC/Caa2)
EUR	600,000	5.000		02/01/29	572,715
LifePoint Health, Inc.(a)(b) (B/B2)
	$2,530,000	11.000		10/15/30	2,860,722
LifePoint Health, Inc.(a)(b) (CCC+/Caa2)
	3,455,000	5.375		01/15/29	3,253,643
Medline Borrower LP(a)(b) (B-/B3)
	3,648,000	5.250		10/01/29	3,579,454
Medline Borrower LP(a)(b) (B+/Ba3)
	5,341,000	3.875		04/01/29	5,056,378
Prime Healthcare Services, Inc.(a)(b) (B-/B3)
	2,545,000	9.375		09/01/29	2,622,673
Team Health Holdings, Inc.(a)(b)(d) (NR/NR) (PIK 4.500%, Cash 9.000%)
	4,380,000	13.500		06/30/28	4,871,567
Tenet Healthcare Corp.(a) (B-/B1)
	850,000	6.250		02/01/27	851,513
Tenet Healthcare Corp.(a) (BB-/B1)
	4,097,000	4.625		06/15/28	4,024,606
	3,270,000	4.250		06/01/29	3,155,812
	1,592,000	6.125		06/15/30	1,618,857
	2,465,000	6.750		05/15/31	2,571,242

					54,764,793

Holding Companies-Diversified(a)(b) – 0.1%
Benteler International AG (BB-/Ba3)
EUR	1,745,000	9.375		05/15/28	1,993,377

Home Builders – 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)(b) (B+/B1)
	$1,645,000	5.000		06/15/29	1,577,357
	1,031,000	4.875		02/15/30	970,326
LGI Homes, Inc.(a)(b) (BB-/Ba2)
	2,141,000	4.000		07/15/29	1,980,575

					4,528,258

Household Products – 0.3%
Central Garden & Pet Co.(a) (BB/B1)
	2,307,000	4.125		10/15/30	2,145,049
	1,000,000	4.125	(b)	04/30/31	916,320

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Household Products – (continued)
Kronos Acquisition Holdings, Inc.(a)(b) (NR/B2)
$2,911,000	8.250%	06/30/31	$2,922,789

			5,984,158

Housewares – 0.1%
Newell Brands, Inc.(a) (BB-/Ba3)
1,282,000	4.875	06/01/25	1,274,847
1,745,000	7.000	04/01/46	1,562,595

			2,837,442

Insurance – 2.3%
Acrisure LLC/Acrisure Finance, Inc.(a)(b) (B/B2)
7,413,000	4.250	02/15/29	7,012,476
Acrisure LLC/Acrisure Finance, Inc.(a)(b) (CCC+/Caa2)
4,440,000	8.250	02/01/29	4,582,524
1,060,000	8.500	06/15/29	1,108,304
1,140,000	6.000	08/01/29	1,099,632
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b) (B/B2)
2,355,000	6.750	04/15/28	2,392,727
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b) (CCC+/Caa2)
2,884,000	6.750	10/15/27	2,873,935
Ardonagh Group Finance Ltd.(a)(b) (CCC/Caa2)
6,891,000	8.875	02/15/32	7,131,358
BroadStreet Partners, Inc.(a)(b) (CCC+/Caa2)
3,094,000	5.875	04/15/29	2,958,761
HUB International Ltd.(a)(b) (B-/Caa2)
3,793,000	7.375	01/31/32	3,920,293
Panther Escrow Issuer LLC(a)(b) (B/B2)
4,400,000	7.125	06/01/31	4,612,960
USI, Inc.(a)(b) (CCC+/Caa1)
6,603,000	7.500	01/15/32	6,842,557
Voya Financial, Inc.(a)(e) (BBB-/Ba2) (5 yr. CMT + 3.358%)
2,597,000	7.758	09/15/28	2,807,487

			47,343,014

Internet – 1.8%
ANGI Group LLC(a)(b) (B/B2)
5,665,000	3.875	08/15/28	5,196,335
Gen Digital, Inc.(a)(b) (BB-/B1)
6,145,000	6.750	09/30/27	6,316,446
ION Trading Technologies SARL(a)(b) (B-/B3)
2,087,000	5.750	05/15/28	1,951,157
5,849,000	9.500	05/30/29	5,985,574
Match Group Holdings II LLC(a)(b) (BB/Ba3)
2,774,000	5.000	12/15/27	2,742,265
2,033,000	4.625	06/01/28	1,976,666
3,749,000	5.625	02/15/29	3,748,138
1,004,000	3.625	10/01/31	899,494
Uber Technologies, Inc.(a)(b) (BBB-/Baa2)
474,000	8.000	11/01/26	475,000
712,000	6.250	01/15/28	719,846
2,990,000	4.500	08/15/29	2,966,259

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Internet – (continued)
Ziff Davis, Inc.(a)(b) (BB/Ba3)
	$4,653,000	4.625%		10/15/30	$4,367,538

					37,344,718

Iron/Steel – 0.3%
Cleveland-Cliffs, Inc.(a)(b) (BB-/Ba3)
	2,425,000	6.750		04/15/30	2,465,813
	3,050,000	7.000		03/15/32	3,083,946

					5,549,759

Leisure Time – 2.8%
Acushnet Co.(a)(b) (BB/Ba3)
	325,000	7.375		10/15/28	342,761
Carnival Corp.(a)(b) (BB/B2)
	1,034,000	7.625		03/01/26	1,044,299
	6,593,000	5.750		03/01/27	6,679,039
Carnival Corp.(a)(b) (BBB-/Ba1)
	3,890,000	4.000		08/01/28	3,755,172
	2,571,000	7.000		08/15/29	2,731,867
MajorDrive Holdings IV LLC(a)(b) (CCC+/Caa2)
	9,299,000	6.375		06/01/29	9,057,412
NCL Corp. Ltd.(a)(b) (B/Caa1)
	5,222,000	5.875		03/15/26	5,222,992
	310,000	7.750		02/15/29	332,094
Pinnacle Bidco PLC(a)(b) (NR/B3)
GBP	2,783,000	10.000		10/11/28	3,964,031
Royal Caribbean Cruises Ltd.(a)(b) (BB+/Ba2)
	$4,540,000	4.250		07/01/26	4,487,427
	3,280,000	5.500		08/31/26	3,312,177
	4,553,000	5.375		07/15/27	4,588,923
	1,175,000	5.625		09/30/31	1,190,181
	850,000	6.250		03/15/32	881,815
TUI Cruises GmbH (B/B3)
EUR	2,339,008	6.500%		05/15/26	2,641,003
Viking Cruises Ltd.(a)(b) (B+/B3)
	$2,985,000	5.875		09/15/27	2,979,866
	2,925,000	7.000		02/15/29	2,961,241

					56,172,300

Lodging – 2.6%
Genting New York LLC/GENNY Capital, Inc.(a)(b) (BB+/NR)
	5,040,000	7.250		10/01/29	5,096,297
Hilton Domestic Operating Co., Inc.(a) (BB+/Ba2)
	900,000	5.750	(b)	05/01/28	904,077
	1,365,000	5.875	(b)	04/01/29	1,400,190
	1,922,000	4.875		01/15/30	1,896,053
	1,460,000	4.000	(b)	05/01/31	1,365,158
	2,295,000	3.625	(b)	02/15/32	2,073,028
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(a)(b) (B+/B2)
	6,370,000	5.000		06/01/29	6,051,564
	2,913,000	4.875		07/01/31	2,646,169
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(a)(b) (BB+/Ba2)
	2,800,000	6.625		01/15/32	2,836,792

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Lodging – (continued)
Marriott Ownership Resorts, Inc.(a) (B+/B2)
	$2,864,000	4.750%		01/15/28	$2,748,781
	2,585,000	4.500	(b)	06/15/29	2,430,443
Melco Resorts Finance Ltd.(a)(b) (BB-/Ba3)
	2,190,000	7.625		04/17/32	2,254,879
MGM Resorts International(a) (BB-/B1)
	1,200,000	4.625		09/01/26	1,190,688
	4,046,000	4.750		10/15/28	3,964,959
	2,870,000	6.125		09/15/29	2,906,879
Travel & Leisure Co.(a) (BB-/Ba3)
	4,860,000	6.625	(b)	07/31/26	4,950,250
	2,397,000	6.000		04/01/27	2,427,897
	2,610,000	4.500	(b)	12/01/29	2,470,104
	3,287,000	4.625	(b)	03/01/30	3,074,561

					52,688,769

Machinery - Construction & Mining(a)(b) – 0.5%
BWX Technologies, Inc. (BB-/Ba3)
	4,375,000	4.125		04/15/29	4,204,856
Terex Corp. (BB-/Ba3)
	1,205,000	6.250		10/15/32	1,205,000
Vertiv Group Corp. (BB/Ba3)
	5,321,000	4.125		11/15/28	5,148,068

					10,557,924

Machinery-Diversified(a)(b) – 0.7%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (B-/B3)
	4,500,000	9.000		02/15/29	4,680,000
Mueller Water Products, Inc. (BB/Ba1)
	3,183,000	4.000		06/15/29	3,035,786
TK Elevator Holdco GmbH (CCC+/Caa1)
	6,723,000	7.625		07/15/28	6,764,548

					14,480,334

Media – 5.5%
Altice Financing SA(a)(b)(c) (B-/Caa1)
	3,698,000	5.000		01/15/28	3,127,214
Altice Finco SA(a) (CCC/Caa3)
EUR	2,828,000	4.750		01/15/28	2,196,539
AMC Networks, Inc.(a)(b) (BB/Ba3)
	$1,995,000	10.250		01/15/29	2,054,351
CCO Holdings LLC/CCO Holdings Capital Corp.(a) (BB-/B1)
	5,976,000	5.125	(b)	05/01/27	5,877,934
	3,167,000	5.000	(b)	02/01/28	3,081,618
	5,386,000	4.750	(b)	03/01/30	4,948,334
	6,131,000	4.500	(b)	08/15/30	5,549,781
	15,352,000	4.250	(b)	02/01/31	13,550,945
	5,770,000	4.750	(b)	02/01/32	5,074,080
	2,804,000	4.500		05/01/32	2,423,553
CSC Holdings LLC(a)(b) (CCC-/Ca)
	5,150,000	5.750		01/15/30	2,665,125
CSC Holdings LLC(a)(b) (CCC+/Caa1)
	2,340,000	5.500		04/15/27	2,053,678
	3,070,000	3.375		02/15/31	2,183,169

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
Cumulus Media New Holdings, Inc.(a)(b) (B-/Caa1)
$1,655,000	8.000%		07/01/29	$672,724
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)(f) (NR/WR)
4,800,000	5.375		08/15/26	56,256
3,812,000	6.625		08/15/27	49,099
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b) (BB/Ba3)
9,898,000	5.875		08/15/27	9,705,385
DISH DBS Corp. (C/Caa3)
1,515,000	5.125		06/01/29	1,015,686
DISH DBS Corp.(a)(b) (CC/Caa1)
5,216,000	5.250		12/01/26	4,837,162
Gray Television, Inc.(a)(b) (B+/Ba3)
3,080,000	10.500		07/15/29	3,220,417
iHeartCommunications, Inc.(a)(c) (B-/Caa1)
1,690,000	6.375		05/01/26	1,477,297
2,599,000	4.750	(b)	01/15/28	1,688,700
iHeartCommunications, Inc.(a) (CCC-/Caa3)
8,945,000	8.375		05/01/27	4,742,281
Nexstar Media, Inc.(a)(b) (BB+/B2)
2,744,000	5.625		07/15/27	2,718,481
Scripps Escrow, Inc.(a)(b)(c) (CCC/Caa2)
1,387,000	5.875		07/15/27	1,208,132
Sirius XM Radio, Inc.(a)(b) (BB+/Ba3)
4,676,000	3.125		09/01/26	4,520,009
7,384,000	5.000		08/01/27	7,275,086
850,000	4.000		07/15/28	801,881
Sunrise HoldCo IV BV(a)(b) (B/B3)
3,025,000	5.500		01/15/28	3,011,660
Virgin Media Secured Finance PLC(a)(b) (B+/Ba3)
2,150,000	5.500		05/15/29	2,061,420
Virgin Media Vendor Financing Notes IV DAC(a)(b) (B-/B2)
1,850,000	5.000		07/15/28	1,782,419
VZ Secured Financing BV(a)(b) (B+/B1)
2,320,000	5.000		01/15/32	2,133,913
Ziggo Bond Co. BV(a)(b) (B-/B3)
1,725,000	5.125		02/28/30	1,590,812
Ziggo BV(a)(b) (B+/B1)
2,492,000	4.875		01/15/30	2,368,123

				111,723,264

Metal Fabricate & Hardware(a)(b) – 0.2%
Roller Bearing Co. of America, Inc. (B+/B1)
4,824,000	4.375		10/15/29	4,633,549

Mining(a)(b) – 0.4%
Alcoa Nederland Holding BV (BB/Ba1)
1,220,000	7.125		03/15/31	1,298,897
FMG Resources August 2006 Pty. Ltd. (BB+/Ba1)
2,785,000	5.875		04/15/30	2,815,301
Novelis Corp. (BB/Ba3)
4,432,000	4.750		01/30/30	4,291,107

				8,405,305

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Miscellaneous Manufacturing – 0.5%
Amsted Industries, Inc.(a)(b) (BB/Ba3)
$3,272,000	5.625%	07/01/27	$3,264,376
1,951,000	4.625	05/15/30	1,866,132
Hillenbrand, Inc.(a) (BB+/Ba1)
1,066,000	6.250	02/15/29	1,086,158
4,364,000	3.750	03/01/31	3,904,689

			10,121,355

Office & Business Equipment(a)(b) – 0.0%
Xerox Holdings Corp. (BB-/B1)
927,000	5.000	08/15/25	919,269

Oil Field Services – 6.2%
Aethon United BR LP/Aethon United Finance Corp.(a)(b) (B/B3)
1,092,000	7.500	10/01/29	1,106,949
Aethon United BR LP/Aethon United Finance Corp.(a)(b) (B+/B3)
4,989,000	8.250	02/15/26	5,049,716
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b) (BB-/B2)
2,599,000	6.250	04/01/28	2,611,215
2,045,000	6.625	09/01/32	2,099,479
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)(b) (BB-/B1)
2,929,000	7.000	11/01/26	2,930,201
Civitas Resources, Inc.(a)(b) (BB-/B1)
6,281,000	5.000	10/15/26	6,211,595
2,496,000	8.375	07/01/28	2,608,545
CNX Resources Corp.(a)(b) (BB/B1)
2,915,000	7.375	01/15/31	3,048,245
930,000	7.250	03/01/32	975,747
Crescent Energy Finance LLC(a)(b) (BB-/B1)
2,847,000	9.250	02/15/28	2,972,980
1,765,000	7.625	04/01/32	1,770,224
Diamond Foreign Asset Co./Diamond Finance LLC(a)(b) (BB+/B3)
1,452,000	8.500	10/01/30	1,516,977
Kodiak Gas Services LLC(a)(b) (B+/B2)
1,000,000	7.250	02/15/29	1,035,340
Matador Resources Co.(a)(b) (BB-/B1)
3,288,000	6.875	04/15/28	3,342,153
1,045,000	6.500	04/15/32	1,042,858
1,164,000	6.250	04/15/33	1,146,680
Nabors Industries, Inc.(a)(b) (B-/Ba3)
2,849,000	7.375	05/15/27	2,855,809
1,831,000	9.125	01/31/30	1,888,420
Noble Finance II LLC(a)(b) (BB-/B1)
6,927,000	8.000	04/15/30	7,147,694
Northern Oil & Gas, Inc.(a)(b) (B+/B2)
2,559,000	8.125	03/01/28	2,582,133
2,776,000	8.750	06/15/31	2,889,677
Occidental Petroleum Corp. (BB+/Baa3)
2,533,000	6.450	09/15/36	2,734,956
Permian Resources Operating LLC(a)(b) (BB/Ba3)
1,337,000	5.875	07/01/29	1,338,658
3,385,000	9.875	07/15/31	3,776,171

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
	$1,252,000	7.000%		01/15/32	$1,301,780
	1,525,000	6.250		02/01/33	1,549,400
Range Resources Corp.(a)(b) (BB+/Ba3)
	2,660,000	4.750		02/15/30	2,566,155
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(a)(b) (B/B3)
	3,163,000	7.875		11/01/28	3,308,371
SM Energy Co.(a) (BB-/B1)
	2,537,000	6.750		09/15/26	2,537,279
	875,000	6.500		07/15/28	875,009
	2,165,000	6.750	(b)	08/01/29	2,173,552
Southwestern Energy Co.(a) (BBB-/Ba2)
	3,670,000	5.375		03/15/30	3,657,999
	525,000	4.750		02/01/32	502,241
Southwestern Energy Co.(a) (BBB-/NR)
	6,438,000	5.375		02/01/29	6,411,733
Sunoco LP(a)(b) (BB+/Ba1)
	1,915,000	7.000		05/01/29	2,001,941
	1,465,000	7.250		05/01/32	1,551,757
Sunoco LP/Sunoco Finance Corp.(a) (BB+/Ba1)
	2,925,000	7.000	(b)	09/15/28	3,036,384
	4,425,000	4.500		04/30/30	4,237,734
TechnipFMC PLC(a)(b) (BBB-/Ba1)
	1,240,000	6.500		02/01/26	1,243,832
Transocean Poseidon Ltd.(a)(b) (B/B1)
	1,863,000	6.875		02/01/27	1,862,497
Transocean Titan Financing Ltd.(a)(b) (B/B1)
	415,000	8.375		02/01/28	427,537
Transocean, Inc.(a)(b) (B/B1)
	3,824,150	8.750		02/15/30	3,987,900
Transocean, Inc.(a)(b) (B-/Caa1)
	3,285,000	8.250		05/15/29	3,256,322
	3,295,000	8.500	(c)	05/15/31	3,273,945
USA Compression Partners LP/USA Compression Finance Corp.(a)(b) (B+/B2)
	1,550,000	7.125		03/15/29	1,596,299
Viper Energy, Inc.(a)(b) (BBB-/Ba3)
	4,200,000	7.375		11/01/31	4,441,752
Wildfire Intermediate Holdings LLC(a)(b) (B+/B3)
	5,055,000	7.500		10/15/29	4,979,023

					125,462,864

Packaging – 2.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)(b) (B/Ba3)
	2,990,000	6.000		06/15/27	3,010,661
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a) (CCC+/Caa1)
EUR	3,315,000	3.000		09/01/29	3,147,094
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (C/Caa2)
	$5,387,000	5.250	%(a)(b)(c)	08/15/27	3,921,934
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)(b)(c) (CCC-/B3)
	2,179,000	4.125		08/15/26	1,963,257

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Packaging – (continued)
Ball Corp.(a) (BB+/Ba1)
	$4,036,000	6.875%		03/15/28	$4,173,668
	3,841,000	6.000		06/15/29	3,974,475
	2,925,000	2.875		08/15/30	2,602,343
Crown Americas LLC(a) (BB+/Ba2)
	1,625,000	5.250		04/01/30	1,639,576
Kleopatra Finco SARL(a) (B-/B3)
EUR	1,986,000	4.250		03/01/26	2,065,869
LABL, Inc.(a)(b) (B-/B3)
	$4,675,000	8.625		10/01/31	4,643,537
LABL, Inc.(a)(b) (CCC+/Caa3)
	4,030,000	10.500		07/15/27	4,048,216
Mauser Packaging Solutions Holding Co.(a)(b) (B/B2)
	8,886,000	7.875		04/15/27	9,189,546
Sealed Air Corp.(a)(b) (BB+/Ba2)
	1,160,000	6.500		07/15/32	1,196,169
Sealed Air Corp./Sealed Air Corp. U.S.(a)(b) (BB+/Ba2)
	2,265,000	7.250		02/15/31	2,398,771
TriMas Corp.(a)(b) (BB-/Ba3)
	2,865,000	4.125		04/15/29	2,742,693

					50,717,809

Pharmaceuticals – 2.5%
AdaptHealth LLC(a)(b) (B+/B1)
	3,109,000	6.125		08/01/28	3,111,052
Bausch Health Americas, Inc.(a)(b) (CCC/Ca)
	1,223,000	8.500		01/31/27	1,001,197
Bausch Health Cos., Inc.(b) (B-/Caa1)
	1,766,000	4.875	(a)	06/01/28	1,382,195
	2,823,000	11.000	(c)	09/30/28	2,626,039
Bausch Health Cos., Inc.(a)(b)(c) (CCC/Ca)
	1,693,000	6.250		02/15/29	1,017,662
Cheplapharm Arzneimittel GmbH(a)(b) (B+/B2)
	4,494,000	5.500		01/15/28	4,358,955
Grifols SA(a)(b)(c) (CCC+/WR)
	4,618,000	4.750		10/15/28	4,332,192
Jazz Securities DAC(a)(b) (BB-/Ba2)
	4,361,000	4.375		01/15/29	4,218,744
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b) (BB/Ba1)
	7,500,000	4.125		04/30/28	7,208,700
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b) (BB-/B1)
	5,380,000	5.125		04/30/31	5,062,957
Perrigo Finance Unlimited Co.(a) (B+/Ba3)
	1,363,000	3.900		12/15/24	1,357,807
	4,768,000	4.375		03/15/26	4,768,000
	6,986,000	4.900		06/15/30	6,805,552
Prestige Brands, Inc.(a)(b) (BB/B1)
	2,014,000	3.750		04/01/31	1,845,509
Teva Pharmaceutical Finance Netherlands III BV (BB-/Ba2)
	2,000,000	3.150		10/01/26	1,922,840

					51,019,401

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b) (BB+/Ba3)
$1,800,000	5.750%		03/01/27	$1,802,970
3,939,000	6.625		02/01/32	4,074,738
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b) (B+/B2)
1,260,000	7.000		07/15/29	1,310,551
1,270,000	7.250		07/15/32	1,334,008
Buckeye Partners LP(a) (BB-/B1)
199,000	4.350	(c)	10/15/24	198,831
3,545,000	3.950		12/01/26	3,441,451
1,535,000	6.875	(b)	07/01/29	1,573,191
CNX Midstream Partners LP(a)(b) (BB/B1)
3,461,000	4.750		04/15/30	3,233,716
DT Midstream, Inc.(a)(b) (BB+/Ba2)
3,150,000	4.375		06/15/31	2,980,845
EnLink Midstream LLC(a) (BBB-/Ba1)
2,429,000	5.375		06/01/29	2,489,458
2,350,000	6.500	(b)	09/01/30	2,535,250
EQM Midstream Partners LP(a)(b) (BBB-/Ba2)
3,400,000	7.500		06/01/27	3,501,830
Genesis Energy LP/Genesis Energy Finance Corp.(a) (B/B3)
7,319,000	8.000		01/15/27	7,480,311
1,470,000	8.875		04/15/30	1,546,102
Global Partners LP/GLP Finance Corp.(a) (B+/B2)
912,000	7.000		08/01/27	918,001
1,383,000	6.875		01/15/29	1,387,564
1,410,000	8.250	(b)	01/15/32	1,463,227
Hess Midstream Operations LP(a)(b) (BB+/Ba2)
1,125,000	6.500		06/01/29	1,162,699
807,000	5.500		10/15/30	804,748
Howard Midstream Energy Partners LLC(a)(b) (B+/B1)
1,875,000	8.875		07/15/28	1,989,469
2,990,000	7.375		07/15/32	3,095,547
Kinetik Holdings LP(a)(b) (BB+/Ba1)
3,525,000	6.625		12/15/28	3,661,312
4,315,000	5.875		06/15/30	4,344,946
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(b) (B+/B2)
4,696,000	8.125		02/15/29	4,815,137
NuStar Logistics LP(a) (BB+/Ba1)
3,321,000	5.750		10/01/25	3,323,159
1,000,000	6.000		06/01/26	1,006,680
4,206,000	5.625		04/28/27	4,224,170
Prairie Acquiror LP(a)(b) (B-/B3)
2,731,000	9.000		08/01/29	2,821,888
Summit Midstream Holdings LLC(a)(b) (B+/B3)
2,030,000	8.625		10/31/29	2,123,989
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b) (B+/B1)
2,915,000	7.375		02/15/29	2,947,182
3,675,000	6.000		09/01/31	3,481,474
Venture Global Calcasieu Pass LLC(a)(b) (BB+/Ba2)
2,815,000	4.125		08/15/31	2,617,809

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
Venture Global LNG, Inc.(a)(b) (BB/B1)
	$3,770,000	8.125%	06/01/28	$3,930,225
	6,995,000	9.500	02/01/29	7,864,409
	4,930,000	7.000	01/15/30	5,059,511
	3,453,000	9.875	02/01/32	3,837,215

				104,383,613

Real Estate – 0.7%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)(b)(c) (CCC+/Caa1)
	1,875,000	5.750	01/15/29	1,563,787
Cushman & Wakefield U.S. Borrower LLC(a)(b) (BB-/Ba3)
	2,303,000	6.750	05/15/28	2,324,832
	1,120,000	8.875	09/01/31	1,221,338
Kennedy-Wilson, Inc.(a) (B+/B2)
	2,735,000	4.750	03/01/29	2,531,571
	3,501,000	4.750	02/01/30	3,174,147
	1,514,000	5.000	03/01/31	1,358,694
Redfin Corp. (NR/NR)
	2,115,000	0.500	04/01/27	1,538,662

				13,713,031

Real Estate Investment Trust – 2.4%
HAT Holdings I LLC/HAT Holdings II LLC(a)(b) (BB+/Baa3)
	3,285,000	8.000	06/15/27	3,481,574
Iron Mountain, Inc.(a)(b) (BB-/Ba3)
	2,425,000	7.000	02/15/29	2,526,123
	3,112,000	4.875	09/15/29	3,047,270
	7,045,000	5.625	07/15/32	7,027,599
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)(b) (BB/Ba1)
	7,216,000	5.250	10/01/25	7,199,764
MPT Operating Partnership LP/MPT Finance Corp.(a) (B/B1)
GBP	2,225,000	3.692	06/05/28	2,341,130
	$2,044,000	4.625	08/01/29	1,645,543
	4,565,000	3.500	03/15/31	3,337,745
SBA Communications Corp.(a) (BB/Ba3)
	5,127,000	3.125	02/01/29	4,742,680
Service Properties Trust(a) (BB-/B2)
	4,840,000	8.375	06/15/29	4,840,000
Starwood Property Trust, Inc.(a)(b) (BB-/Ba3)
	6,478,000	7.250	04/01/29	6,794,191
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)(b) (B-/B2)
	2,190,000	10.500	02/15/28	2,337,716

				49,321,335

Retailing – 4.7%
1011778 BC ULC/New Red Finance, Inc.(a)(b) (B+/B2)
	2,755,000	4.375	01/15/28	2,681,717
	4,166,000	4.000	10/15/30	3,841,010
1011778 BC ULC/New Red Finance, Inc.(a)(b) (BB+/Ba2)
	2,540,000	6.125	06/15/29	2,611,095
Arko Corp.(a)(b) (B-/B3)
	8,796,000	5.125	11/15/29	8,167,526

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Retailing – (continued)
Asbury Automotive Group, Inc.(a) (BB/B1)
	$573,000	4.500%		03/01/28	$558,148
	8,931,000	4.625	(b)	11/15/29	8,522,317
	185,000	4.750		03/01/30	177,119
	1,014,000	5.000	(b)	02/15/32	960,998
Beacon Roofing Supply, Inc.(a)(b) (B/B1)
	3,600,000	4.125		05/15/29	3,392,676
Carvana Co.(a)(b)(d) (B-/Caa1u)
(PIK 12.000%, Cash 9.000%)
	321,967	12.000		12/01/28	337,650
(PIK 13.000%, Cash 11.000%)
	487,325	13.000		06/01/30	529,985
(PIK 14.000%, Cash 9.000%)
	581,641	14.000		06/01/31	685,144
Cheesecake Factory, Inc. (NR/NR)
	1,728,000	0.375		06/15/26	1,628,713
Cougar JV Subsidiary LLC(a)(b) (B+/B2)
	3,773,000	8.000		05/15/32	3,989,947
eG Global Finance PLC(a)(b) (B-/B3)
	3,970,000	12.000		11/30/28	4,427,145
Foundation Building Materials, Inc.(a)(b) (CCC+/Caa1)
	3,269,000	6.000		03/01/29	2,878,322
Group 1 Automotive, Inc.(a)(b) (BB+/Ba2)
	2,208,000	4.000		08/15/28	2,106,962
	630,000	6.375		01/15/30	640,345
GYP Holdings III Corp.(a)(b) (B/Ba2)
	3,038,000	4.625		05/01/29	2,892,723
Ken Garff Automotive LLC(a)(b) (BB-/B1)
	4,637,000	4.875		09/15/28	4,491,816
LCM Investments Holdings II LLC(a)(b) (BB-/B2)
	8,252,000	4.875		05/01/29	7,927,614
Lithia Motors, Inc.(a)(b) (BB+/Ba2)
	1,258,000	3.875		06/01/29	1,174,406
	853,000	4.375		01/15/31	794,663
Macy’s Retail Holdings LLC(a)(b) (BB+/Ba2)
	1,715,000	5.875		04/01/29	1,694,952
Maryland Bidco Ltd.(a)(d) (NR/NR) (PIK 10.000%, Cash 10.000%)
GBP	1,071,000	10.000		01/26/28	1,146,630
Murphy Oil USA, Inc.(a)(b) (BB+/Ba2)
	$3,341,000	3.750		02/15/31	3,010,308
Nordstrom, Inc.(a) (BB+/Ba2)
	1,795,000	4.375		04/01/30	1,647,343
Penske Automotive Group, Inc.(a) (BB-/Ba3)
	1,707,000	3.500		09/01/25	1,678,271
	3,469,000	3.750		06/15/29	3,237,548
Sonic Automotive, Inc.(a)(b)(c) (BB-/B1)
	3,208,000	4.625		11/15/29	3,013,499
Stonegate Pub Co. Financing PLC(a)(b)(e) (NR/B3) (3 mo. EUR EURIBOR + 6.625%)
EUR	604,000	10.173		07/31/29	686,119
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)(b) (BB-/B1)
	$3,272,000	5.000		06/01/31	3,049,668

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Retailing – (continued)
Walgreens Boots Alliance, Inc.(a) (BB/B1)
	$2,900,000	3.450%	06/01/26	$2,790,467
	2,095,000	8.125	08/15/29	2,091,334
White Cap Buyer LLC(a)(b) (CCC+/Caa1)
	3,044,000	6.875	10/15/28	3,073,770
Yum! Brands, Inc.(a) (BB/Ba3)
	4,248,000	3.625	03/15/31	3,930,759

				96,468,709

Semiconductors(a)(b) – 0.4%
Amkor Technology, Inc. (BB/Ba3)
	4,563,000	6.625	09/15/27	4,597,907
Entegris, Inc. (BB/Baa3)
	3,240,000	4.750	04/15/29	3,192,890

				7,790,797

Software – 2.5%
AthenaHealth Group, Inc.(a)(b) (CCC/Caa2)
	5,574,000	6.500	02/15/30	5,358,453
Castle U.S. Holding Corp.(a)(b) (CCC-/Caa3)
	2,900,000	9.500	02/15/28	1,323,386
Cloud Software Group, Inc.(a)(b) (B/B2)
	5,041,000	6.500	03/31/29	5,017,106
	2,940,000	8.250	06/30/32	3,073,211
Cloud Software Group, Inc.(a)(b) (B-/Caa2)
	6,798,000	9.000	09/30/29	6,918,800
Elastic NV(a)(b) (BB-/Ba3)
	3,315,000	4.125	07/15/29	3,098,763
Open Text Corp.(a)(b) (BB/Ba3)
	5,890,000	3.875	02/15/28	5,623,006
	2,995,000	3.875	12/01/29	2,785,829
Open Text Corp.(a)(b) (BBB-/Ba1)
	2,350,000	6.900	12/01/27	2,479,885
ROBLOX Corp.(a)(b) (BB+/Ba1)
	1,769,000	3.875	05/01/30	1,647,240
TeamSystem SpA(a)(b) (B-/B2)
EUR	1,075,000	3.500	02/15/28	1,155,328
Twilio, Inc.(a) (BB/Ba3)
	$6,714,000	3.875	03/15/31	6,204,340
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)(b) (B+/B1)
	6,407,000	3.875	02/01/29	5,919,043

				50,604,390

Telecommunication Services – 2.9%
Altice France Holding SA(a)(b) (CCC-/Ca)
	11,716,000	10.500	05/15/27	4,093,102
	2,775,000	6.000	02/15/28	869,713
Altice France SA(a)(b) (CCC+/Caa1)
	2,023,000	8.125	02/01/27	1,642,372
	2,730,000	5.125	07/15/29	1,913,675
CommScope LLC(a)(b)(c) (CCC-/Ca)
	2,465,000	8.250	03/01/27	2,216,972
CommScope LLC(a)(b) (CCC+/B3)
	2,535,000	4.750	09/01/29	2,034,490

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
Connect Finco SARL/Connect U.S. Finco LLC(a)(b) (B+/B1)
	$2,945,000	9.000%	09/15/29	$2,846,961
Frontier Communications Holdings LLC(a)(b) (B/B3)
	6,489,000	5.875	10/15/27	6,515,021
Frontier Communications Holdings LLC(a)(b) (CCC+/Caa2)
	4,745,000	6.000	01/15/30	4,735,937
Hughes Satellite Systems Corp. (CCC-/Caa3)
	1,870,000	6.625	08/01/26	1,628,695
Level 3 Financing, Inc.(a)(b) (B/B2)
	528,000	10.500 (c)	05/15/30	572,225
	900,000	10.750	12/15/30	988,596
Level 3 Financing, Inc.(a)(b) (B-/Caa1)
	2,814,000	4.500	04/01/30	2,203,559
	1,124,000	3.875	10/15/30	830,243
Lorca Telecom Bondco SA (BB+/Ba3)
EUR	5,135,000	4.000%	09/18/27	5,675,039
Nokia of America Corp. (NR/WR)
	$5,200,000	6.450	03/15/29	5,215,808
Optics Bidco SpA(a)(b) (BB+/Ba1)
	1,916,000	6.000	09/30/34	1,949,204
	2,806,000	7.200	07/18/36	3,015,664
Sable International Finance Ltd.(a)(b) (BB-/Ba3)
	1,795,000	7.125	10/15/32	1,798,339
Telecom Italia Capital SA (BB/Ba3)
	124,000	6.000	09/30/34	123,576
	940,000	7.200	07/18/36	982,422
Vodafone Group PLC(a)(e) (BB+/Ba1) (5 yr. USD Swap + 4.873%)
	4,717,000	7.000	04/04/79	4,973,510
Zayo Group Holdings, Inc.(a)(b)(c) (B-/B3)
	3,415,000	4.000	03/01/27	3,048,536

				59,873,659

Transportation(a)(b) – 0.4%
Rand Parent LLC(c) (BB-/Ba1)
	6,277,000	8.500	02/15/30	6,394,568
XPO, Inc. (BB-/Ba3)
	1,480,000	7.125	02/01/32	1,555,599

				7,950,167

Water(a)(b) – 0.4%
Solaris Midstream Holdings LLC (B+/B3)
	7,280,000	7.625	04/01/26	7,347,631

TOTAL CORPORATE OBLIGATIONS
(Cost $1,790,980,570)				$1,784,605,781

Bank Loans(g) – 6.2%

Aerospace & Defense(e) – 0.3%
Dynasty Acquisition Co., Inc. (NR/B3) (1 mo. USD Term SOFR + 3.500%)
	$5,671,500	8.345%	08/24/28	$5,672,691

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(g) – (continued)

Automotive(e) – 0.2%
First Brands Group LLC (B+/B1)(3 mo. USD Term SOFR + 5.000%)
$3,425,796	10.514%	03/30/27	$3,384,687

Automotive - Distributors(e) – 0.2%
SRAM LLC (BB-/B1)(1 mo. USD Term SOFR + 2.750%)
2,992,129	7.710	05/18/28	2,988,389

Banks(e) – 0.1%
Nouryon Finance BV (B+/B2)(3 mo. USD Term SOFR + 3.500%)
2,967,214	8.628	04/03/28	2,967,214

Building & Construction(e) – 0.4%
Brown Group Holding LLC (B+/B2)((1 mo. USD Term SOFR + 2.750%) – (3 mo. USD Term SOFR + 2.750%))
2,892,750	7.595–8.002	07/01/31	2,884,708
Energize HoldCo LLC (B/B3)(1 mo. USD Term SOFR + 3.750%)
2,877,862	8.710	12/08/28	2,872,481
KKR Apple Bidco LLC (B/B2)(1 mo. USD Term SOFR + 2.750%)
2,966,068	7.710	09/22/28	2,960,047

			8,717,236

Capital Goods - Others(e) – 0.3%
RC Buyer, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.500%)
2,473,285	8.460	07/28/28	2,473,285
Titan Acquisition Ltd. (B-/B3)(6 mo. USD Term SOFR + 5.000%)
2,942,625	10.326	02/15/29	2,925,470

			5,398,755

Chemicals(e) – 0.1%
Windsor Holdings III LLC (B+/B2)(1 mo. USD Term SOFR + 2.750%)
1,637,646	8.461	08/01/30	1,642,624

Commercial Services – 0.6%
Fleet Midco I Ltd.(e) (B+/B2)(6 mo. USD Term SOFR + 2.750%)
2,628,229	7.578	02/21/31	2,621,658
Groundworks LLC(e) (B/B3)
(1 mo. USD Term SOFR + 0.500%)
116,599	8.596	03/14/31	118,646
(1 mo. USD Term SOFR + 3.500%)
3,959,506	8.596	03/14/31	3,931,038
Wand NewCo 3, Inc.(e) (B/B3)((1 mo. USD Term SOFR + 3.250%) – (3 mo. USD Term SOFR + 3.250%))
4,862,813	7.854–8.095	01/30/31	4,854,546

			11,525,888

Consumer Cyclical Services(e) – 0.3%
IRB Holding Corp. (B+/B2)(1 mo. USD Term SOFR + 2.750%)
2,885,500	7.695	12/15/27	2,881,172
Pre-Paid Legal Services, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.750%)
3,977,787	8.710	12/15/28	3,971,820

			6,852,992

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(g) – (continued)

Diversified Financial Services(e) – 0.4%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR + 3.500%)
$4,950,000	8.345%	07/30/31	$4,967,028
NEXUS Buyer LLC (B/B2)(1 mo. USD Term SOFR + 4.000%)
3,840,375	8.845	07/31/31	3,804,967

			8,771,995

Diversified Manufacturing(e) – 0.2%
Chart Industries, Inc. (BB-/Ba3)(3 mo. USD Term SOFR + 2.250%)
3,950,000	7.092	03/15/30	3,940,125

Entertainment(e) – 0.4%
Cinemark USA, Inc. (BB+/Ba1)((1 mo. USD Term SOFR + 3.250%) – (3 mo. USD Term SOFR + 3.250%))
3,817,069	7.854–8.095	05/24/30	3,818,672
SeaWorld Parks & Entertainment, Inc. (BB+/Ba2)(1 mo. USD Term SOFR + 2.500%)
3,821,877	7.345	08/25/28	3,807,545

			7,626,217

Healthcare(e) – 0.3%
Jazz Financing Lux SARL (BB-/Ba2)(1 mo. USD Term SOFR + 2.250%)
2,961,653	7.095	05/05/28	2,957,684
LifePoint Health, Inc. (B/B2)(3 mo. USD Term SOFR + 4.750%)
3,369,429	10.054	11/16/28	3,362,690

			6,320,374

Internet(e) – 0.2%
Plano HoldCo, Inc. (B+/B2)(3 mo. USD Term SOFR + 0.000%)
3,475,000	8.092	08/15/31	3,475,000

Machinery(e) – 0.3%
Project Castle, Inc. (B-/Caa1)((3 mo. U.S. (Fed) Prime Rate + 4.500%) – (3 mo. USD Term SOFR + 5.500%))
1,783,465	9.762–12.500	06/01/29	1,624,077
TK Elevator U.S. Newco, Inc. (B/B2)(6 mo. USD Term SOFR + 3.500%)
4,041,039	8.588	04/30/30	4,047,787

			5,671,864

Media - Cable(e) – 0.1%
DirecTV Financing LLC (BB/Ba3)(1 mo. USD Term SOFR + 5.000%)
2,530,311	9.960	08/02/27	2,528,413

Media - Non Cable(e) – 0.2%
Diamond Sports Group LLC (NR/NR)(Fixed + 5.000%)
489,966	5.000	12/02/24	583,981
iHeartCommunications, Inc. (B-/Caa1)(1 mo. USD Term SOFR + 3.000%)
4,100,000	7.960	05/01/26	3,536,250

			4,120,231

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(g) – (continued)

Midstream(e) – 0.2%
AL NGPL Holdings LLC (B+/Ba3)(3 mo. USD Term SOFR + 2.250%)
$2,844,042	7.090%	04/17/28	$2,843,161
Prairie ECI Acquiror LP (B-/B3)(1 mo. USD Term SOFR + 4.750%)
1,992,307	9.595	08/01/29	1,987,326

			4,830,487

Packaging(e) – 0.3%
LABL, Inc. (B-/B3)(1 mo. USD Term SOFR + 5.000%)
6,221,283	9.945	10/29/28	6,068,986

Pharmaceuticals(h) – 0.2%
IVC Acquisition Ltd. (B/B3)
4,987,469	0.000	12/12/28	4,989,563

Pipelines(e) – 0.2%
Epic Y-Grade Services LP (B-/B3)(3 mo. USD Term SOFR + 5.750%)
4,700,000	10.601	06/29/29	4,681,200

Retailers(e) – 0.0%
Restoration Hardware, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.500%)
2,607	7.460	10/20/28	2,504

Technology - Software(e) – 0.5%
Drake Software LLC (B-/B3)(3 mo. USD Term SOFR + 4.250%)
4,900,000	8.918	06/26/31	4,704,000
McAfee LLC (B-/B1)(1 mo. USD Term SOFR + 3.250%)
2,992,500	8.100	03/01/29	2,978,465
Physician Partners LLC (B-/Caa2)(3 mo. USD Term SOFR + 4.000%)
2,291,250	9.564	12/26/28	1,456,387

			9,138,852

Transportation Services(e) – 0.1%
MH Sub I LLC (B/B1)(1 mo. USD Term SOFR + 4.250%)
2,927,764	9.095	05/03/28	2,907,211

Wireless Telecommunication Services(e) – 0.1%
CCI Buyer, Inc. (B-/B1)(3 mo. USD Term SOFR + 4.000%)
2,034,190	8.604	12/17/27	2,030,061

TOTAL BANK LOANS
(Cost $127,532,097)			$126,253,559

Shares	Description		Value

Common Stocks – 0.7%

Automobile Components – 0.0%
1,229	Lear Corp.		$134,145

Chemicals – 0.0%
411	LyondellBasell Industries NV Class A		39,415

Shares	Description	Value

Common Stocks – (continued)

Commerical Services & Supplies(f)(i) – 0.0%
7,179,000	Reorganized ISA SA	$—

Communications Equipment(f) – 0.3%
229,679	Intelsat SA	7,077,099

Diversified Telecommunication Services(f) – 0.0%
4,500	Holdco	35,346

Energy Equipment & Services – 0.1%
33,272	Noble Corp. PLC	1,202,450

Oil, Gas & Consumable Fuels(f) – 0.3%
127,001	Summit Midstream Corp.	4,448,845
18,791	Valaris Ltd.	1,047,598

		5,496,443

TOTAL COMMON STOCKS

(Cost $22,735,076)		$13,984,898

Units	Expiration Date	Value

Warrants(f) – 0.0%

Intelsat SA (NR/NR)
6,089	02/17/27	$9,517
Noble Corp. PLC (NR/NR)
4,596	02/04/28	73,720
(Cost $11,490)

TOTAL WARRANTS

(Cost $3,316,784)		$83,237

Shares	Description	Value

Exchange Traded Funds – 0.6%

356,595	iShares Broad USD High Yield Corporate Bond ETF (NR/NR)	$13,425,802
(Cost $12,690,454)

Shares	Dividend Rate	Value

Investment Company(j) – 1.9%

Goldman Sachs Financial Square Government Fund — Institutional Shares
38,080,226	4.854%	$38,080,226
(Cost $38,080,226)

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(j) – 2.1%

Goldman Sachs Financial Square Government Fund — Institutional Shares
43,217,588	4.854%	$43,217,588
(Cost $43,217,588)

TOTAL INVESTMENTS – 99.0%
(Cost $2,038,552,795)		$2,019,651,091

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		$19,784,615

NET ASSETS – 100.0%		$2,039,435,706

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Pay-in-kind securities.

(e)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

(f)	Security is currently in default and/or non-income producing.

(g)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(j)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from S&P’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

	Principal	Current	Unrealized
Borrower	Amount	Value	Gain (Loss)

Groundworks LLC (B/B3), due 03/14/31	$613,679	$606,381	$(4,391)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Deutsche Bank AG	USD	29,246,441	GBP	21,877,817	12/16/24	$1,893

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BofA Securities LLC	GBP	34,531	USD	46,174	12/16/24	$(15)
UBS AG (London)	USD	42,748,695	EUR	39,205,067	10/24/24	(939,856)

TOTAL						$(939,871)

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

				Unrealized
	Number of	Expiration	Notional	Appreciation/
Description	Contracts	Date	Amount	(Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	173	12/19/24	$ 19,770,656	$ 124,015
2 Year U.S. Treasury Notes	237	12/31/24	49,353,399	14,591
5 Year U.S. Treasury Notes	245	12/31/24	26,921,289	(2,347)
Ultra 10-Year U.S. Treasury Notes	286	12/19/24	33,832,906	(14,605)
Ultra Long U.S. Treasury Bonds	43	12/19/24	5,723,031	(119,624)

Total				$ 2,030

Short position contracts:
5 Year German Euro-Bobl	(88)	12/06/24	(11,759,755)	(86,342)

TOTAL FUTURES CONTRACTS				$ (84,312)

SWAP CONTRACTS — At September 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

		Credit				Upfront
	Financing Rate	Spread at		Notional		Premiums	Unrealized
	Received/(Paid)	September 30,	Termination	Amount		(Received)	Appreciation/
Referenced Obligation/Index	by the Fund(a)	2024(b)	Date	(000s)	Value	Paid	(Depreciation)

Protection Sold:
CDX.NA.HY Ind 42	5.000%	3.049%	06/20/29	$41,325	$3,282,107	$2,495,120	$ 786,987
CDX.NA.HY Index 34	5.000	0.809	06/20/25	45,364	1,423,907	428,067	995,840
CDX.NA.HY Index 39	5.000	2.467	12/20/27	90,783	6,829,457	5,189,102	1,640,355

TOTAL					$11,535,471	$8,112,289	$3,423,182

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:

EUR	—Euro
GBP	—British Pound
USD	—U.S. Dollar

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NR	—Not Rated
PIK	—Payment in kind
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.HY Index 34	—CDX North America High Yield Index 34
CDX.NA.HY Ind 39	—CDX North America High Yield Index 39
CDX.NA.HY Ind 42	—CDX North America High Yield Index 42

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – 85.3%

Aerospace & Defense(b) – 3.1%
Bleriot U.S. Bidco, Inc. (B/B2)(3 mo. USD Term SOFR + 3.250%)
	$2,089,926	7.854%	10/31/30	$2,090,365
Brown Group Holding LLC (B+/B2)(1 mo. USD Term SOFR + 2.750%)
	10,928,820	7.595	07/01/31	10,895,378
Castlelake Aviation Ltd. (BB/Ba3)(3 mo. USD Term SOFR + 2.750%)
	6,889,563	7.447	10/22/26	6,900,104
Dynacast International LLC (NR/NR)(3 mo. USD Term SOFR + 4.500%)
	4,117,381	9.907	07/22/25	4,007,571
Dynasty Acquisition Co., Inc. (NR/B3) (1 mo. USD Term SOFR +3.500%)
	6,807,660	8.345	08/24/28	6,809,090
Kaman Corp. (B/B2)(3 mo. USD Term SOFR + 0.000%)
	7,125,000	8.104	04/21/31	7,145,805
Propulsion (BC) Finco SARL (B/B2)(3 mo. USD Term SOFR + 3.750%)
	8,973,941	8.354	09/14/29	8,990,812
Spirit Aerosystems, Inc. (BB-/Ba2)(3 mo. USD Term SOFR + 4.250%)
	4,935,665	9.752	01/15/27	4,970,214
TransDigm, Inc. (BB-/Ba3)(3 mo. USD Term SOFR + 2.500%)
	9,785,990	7.104	02/28/31	9,744,889

				61,554,228

Airlines(b) – 1.3%
Air Canada (BBB-/Ba1)(3 mo. USD Term SOFR + 2.500%)
	4,077,069	7.253	03/21/31	4,082,165
American Airlines, Inc. (BB/Ba2)(6 mo. USD Term SOFR + 2.500%)
	4,000,000	7.209	06/04/29	3,966,440
American Airlines, Inc. (BB-/Ba2)(3 mo. USD Term SOFR + 1.750%)
	3,219,244	6.454	01/29/27	3,202,407
American Airlines, Inc. (NR/Ba1)(3 mo. USD Term SOFR + 4.750%)
	3,918,750	10.294	04/20/28	4,024,870
United Airlines, Inc. (BB+/Ba1)(3 mo. USD Term SOFR + 2.750%)
	10,149,000	8.033	02/22/31	10,152,146

				25,428,028

Automotive – 1.3%
Autokiniton U.S. Holdings, Inc.(b) (B/B2)(1 mo. USD Term SOFR + 4.000%)
	5,450,123	8.960	04/06/28	5,445,872
Belron Luxembourg SARL(b) (BB-/Ba3)(3 mo. USD Term SOFR +2.425%)
EUR	1,595,000	6.009	04/13/28	1,775,917
First Brands Group LLC(b)(c) (B-/Caa1)(3 mo. USD Term SOFR +8.500%)
	$3,850,000	14.014	03/30/28	3,638,250

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Automotive – (continued)
First Brands Group LLC(b) (B+/B1)
(3 mo. USD Term SOFR + 5.000%)
	$5,388,706	9.865%	03/30/27	$5,324,742
	2,748,067	10.514	03/30/27	2,715,090
Holley Purchaser, Inc.(b) (B/B2)(1 mo. USD Term SOFR + 3.750%)
	5,831,417	8.710	11/17/28	5,656,475
Wheel Pros LLC(b) (D/B2)(3 mo. USD Term SOFR + 0.000%)
	1,673,744	14.416	02/10/28	1,912,252

				26,468,598

Automotive - Distributors(b) – 1.4%
American Axle & Manufacturing, Inc. (BB+/Ba1)(1 mo. USD Term SOFR + 3.000%)
	8,762,917	8.104	12/13/29	8,779,392
DexKo Global, Inc. (B-/B2)(3 mo. USD Term SOFR + 3.750%)
	6,186,429	8.615	10/04/28	5,965,511
RealTruck Group, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.500%)
	4,872,070	8.460	01/31/28	4,785,396
SRAM LLC (BB-/B1)(1 mo. USD Term SOFR + 2.750%)
	8,992,594	7.710	05/18/28	8,981,353

				28,511,652

Automotive - Parts – 1.2%
Adient U.S. LLC(b) (BBB-/Ba2)(1 mo. USD Term SOFR + 2.750%)
	5,076,985	7.595	01/31/31	5,078,406
Clarios Global LP(b) (BB-/Ba3) (1 mo. EUR EURIBOR + 3.000%)
EUR	4,125,000	6.378	07/16/31	4,578,839
(1 mo. USD Term SOFR + 2.500%)
	$5,336,625	7.345	05/06/30	5,331,075
Mavis Tire Express Services Corp.(b) (B-/B2)(1 mo. USD Term SOFR + 3.500%)
	9,861,346	8.345	05/04/28	9,849,019

				24,837,339

Banks(b) – 0.5%
Nouryon Finance BV (B+/B2)(3 mo. USD Term SOFR + 3.500%)
	7,385,653	8.628	04/03/28	7,385,653
Superannuation & Investments U.S. LLC (BB-/Ba2)(1 mo. USD Term SOFR + 3.750%)
	2,437,867	8.710	12/01/28	2,437,258

				9,822,911

Building & Construction(b) – 1.7%
DG Investment Intermediate Holdings 2, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.750%)
	11,674,175	8.710	03/31/28	11,623,159
DG Investment Intermediate Holdings 2, Inc. (CCC/Caa2)(1 mo. USD Term SOFR + 0.000%)
	600,000	11.710	03/30/29	559,686

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Building & Construction(b) – (continued)
Energize HoldCo LLC (B/B3)(1 mo. USD Term SOFR + 3.750%)
$10,422,669	8.710%	12/08/28	$10,403,179
KKR Apple Bidco LLC (B/B2)(1 mo. USD Term SOFR + 2.750%)
10,671,827	7.710	09/22/28	10,650,163

			33,236,187

Building Materials – 3.2%
Associated Materials, Inc.(b) (B/B3)(1 mo. USD Term SOFR + 6.000%)
7,197,236	10.845	03/08/29	6,941,734
Chamberlain Group, Inc.(b) (B/B3)(1 mo. USD Term SOFR + 3.250%)
7,108,827	8.195	11/03/28	7,066,174
Cornerstone Building Brands, Inc.(b) (B/B2)(1 mo. USD Term SOFR + 3.250%)
4,977,514	8.447	04/12/28	4,867,610
CP Atlas Buyer, Inc.(b) (B-/B2)(1 mo. USD Term SOFR + 3.500%)
4,104,772	8.695	11/23/27	4,045,786
Icebox Holdco III, Inc.(b) (B-/B2)(3 mo. USD Term SOFR + 3.750%)
7,369,602	8.615	12/22/28	7,383,457
Icebox Holdco III, Inc.(b) (CCC/Caa2)(3 mo. USD Term SOFR + 6.750%)
1,525,000	11.615	12/21/29	1,533,891
LBM Acquisition LLC(b) (B-/B3) (1 mo. USD Term SOFR + 0.000%)
1,197,000	8.668	06/06/31	1,172,318
(1 mo. USD Term SOFR + 3.750%)
3,883,343	8.695	12/17/27	3,855,189
MI Windows and Doors LLC(b) (BB-/B1)(1 mo. USD Term SOFR + 0.000%)
6,583,500	7.845	03/28/31	6,588,964
Oscar AcquisitionCo LLC(b) (B/B1)(3 mo. USD Term SOFR + 4.250%)
3,946,376	8.495	04/29/29	3,894,324
Quikrete Holdings, Inc.(b) (BB/Ba2)(1 mo. USD Term SOFR + 0.000%)
1,964,151	7.345	04/14/31	1,964,151
Solis IV BV(b) (B/B1)(3 mo. USD Term SOFR + 3.500%)
6,510,804	8.571	02/26/29	6,445,696
Vector WP Holdco, Inc.(b) (B/B3)(1 mo. USD Term SOFR + 5.000%)
6,685,938	9.960	10/12/28	6,619,078
Wilsonart LLC(b) (B+/B2)(3 mo. USD Term SOFR + 0.000%)
2,175,000	8.854	08/05/31	2,149,618

			64,527,990

Capital Goods - Others – 2.1%
AI Aqua Merger Sub, Inc.(b) (B/B3)(1 mo. USD Term SOFR + 3.500%)
9,141,768	8.357	07/31/28	9,127,964

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Capital Goods - Others – (continued)
Engineered Machinery Holdings, Inc.(b) (B-/B1) (3 mo. EUR EURIBOR + 3.750%)
EUR	3,316,447	7.095%	05/21/28	$3,700,931
(3 mo. USD Term SOFR + 3.750%)
	$4,010,281	8.615	05/19/28	4,020,306
Engineered Machinery Holdings, Inc.(b) (CCC+/Caa1) (3 mo. USD Term SOFR + 6.000%)
	500,000	10.865	05/21/29	497,190
(3 mo. USD Term SOFR + 6.500%)
	2,000,000	11.365	05/21/29	1,995,000
Nvent Thermal LLC(d) (B/B2)
	4,225,000	0.000	09/12/31	4,219,719
RC Buyer, Inc.(b) (B-/B2)(1 mo. USD Term SOFR + 3.500%)
	4,114,689	8.460	07/28/28	4,114,689
Team Health Holdings, Inc.(b) (B-/Ca)(3 mo. USD Term SOFR + 5.250%)
	4,266,054	10.502	03/02/27	4,070,754
Titan Acquisition Ltd.(b) (B-/B3)(6 mo. USD Term SOFR + 5.000%)
	10,227,630	10.326	02/15/29	10,168,003

				41,914,556

Chemicals(b) – 5.6%
AAP Buyer, Inc.(c) (B+/B1)(3 mo. USD Term SOFR + 0.000%)
	4,800,000	7.854	09/09/31	4,818,000
Albaugh LLC (BB/Ba2)(1 mo. USD Term SOFR + 3.750%)
	3,816,821	8.595	04/06/29	3,804,111
Arthur U.S. Finco, Inc. (B/B2)(3 mo. USD Term SOFR + 5.250%)
	2,263,625	9.854	12/14/29	2,130,071
Ascend Performance Materials Operations LLC (B/B2)(3 mo. USD Term SOFR + 4.750%)
	5,930,527	9.095	08/27/26	5,480,815
Berlin Packaging LLC (B-/B2)((1 mo. USD Term SOFR + 3.750%) – (3 mo. USD Term SOFR + 3.750%))
	8,754,288	8.354–8.594	06/09/31	8,744,920
Chemours Co. (BB+/Ba1)(1 mo. USD Term SOFR + 3.500%)
	6,975,048	8.345	08/18/28	6,968,492
Consolidated Energy Finance SA (BB-/B1)(3 mo. USD Term SOFR + 4.500%)
	5,074,500	9.557	11/15/30	4,748,260
Discovery Purchaser Corp. (B-/B3)
	2,718,188	8.960	10/04/29	2,703,835
ECO Services Operations Corp. (BB/B1)(3 mo. USD Term SOFR + 2.500%)
	5,090,061	7.502	06/12/31	5,053,464
Illuminate Buyer LLC (B+/B1)(1 mo. USD Term SOFR + 3.500%)
	11,079,066	8.460	12/31/29	11,098,897
INEOS Enterprises Holdings U.S. Finco LLC (BB/Ba3)(3 mo. USD Term SOFR + 3.750%)
	10,372,636	8.907	07/08/30	10,392,137
INEOS Styrolution U.S. Holding LLC (BB/B1)(1 mo. USD Term SOFR + 2.750%)
	2,504,923	7.710	01/29/26	2,500,740

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Chemicals(b) – (continued)
LSF11 A5 Holdco LLC (B/B1)(1 mo. USD Term SOFR + 0.000%)
	$11,053,266	8.460%	10/15/28	$11,023,644
Momentive Performance Materials, Inc. (B+/Ba3)(1 mo. USD Term SOFR + 4.500%)
	4,978,637	9.345	03/29/28	4,988,993
Trident TPI Holdings, Inc. (B-/B2)(3 mo. USD Term SOFR + 4.000%)
	9,429,898	8.604	09/15/28	9,436,216
Trinseo Materials Operating SCA (B-/B3)(3 mo. USD Term SOFR + 2.500%)
	4,909,753	7.819	05/03/28	3,870,899
Windsor Holdings III LLC (B+/B2)(1 mo. USD Term SOFR + 0.000%)
	6,362,688	8.461	08/01/30	6,382,030
WR Grace & Co-Conn. (B-/B1)(3 mo. USD Term SOFR + 3.250%)
	6,975,084	7.854	09/22/28	6,985,547

				111,131,071

Coal(b) – 0.3%
Oxbow Carbon LLC (BB-/B1)(1 mo. USD Term SOFR + 4.000%)
	5,159,687	8.345	05/10/30	5,140,339

Commercial Services – 5.1%
Allied Universal Holdco LLC(b) (B/B3)
(1 mo. EUR EURIBOR + 3.750%)
EUR	654,750	7.128	05/12/28	724,411
(1 mo. USD Term SOFR + 3.750%)
	$10,828,728	8.695	05/12/28	10,718,167
Amentum Government Services Holdings LLC(d) (B/B2)
	7,450,000	0.000	07/30/31	7,422,062
Ankura Consulting Group LLC(b) (B-/B3)(6 mo. USD Term SOFR + 4.250%)
	8,857,799	9.564	03/17/28	8,874,451
Anticimex International AB(b) (B/B2)(3 mo. USD Term SOFR + 3.150%)
	6,369,875	8.532	11/16/28	6,359,237
APi Group DE, Inc.(b) (BB/Ba1)(1 mo. USD Term SOFR + 0.000%)
	2,005,999	6.845	01/03/29	2,003,812
CAB(b) (B-/B3)(3 mo. EUR EURIBOR + 3.750%)
EUR	1,350,000	7.319	02/09/28	1,433,445
Da Vinci Purchaser Corp.(b) (B-/B2)(1 mo. USD Term SOFR + 3.500%)
	$9,236,313	8.345	01/08/27	9,230,587
Element Materials Technology Group U.S. Holdings, Inc.(b) (B/B3)(3 mo. USD Term SOFR + 3.750%)
	5,565,038	8.354	07/06/29	5,568,544
First Advantage Holdings LLC(b) (BB-/B1)(1 mo. USD Term SOFR + 0.000%)
	5,000,000	7.710	01/31/27	4,975,000
Fleet Midco I Ltd.(b) (B+/B2)(6 mo. USD Term SOFR + 0.000%)
	4,525,125	7.578	02/21/31	4,513,812

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Commercial Services – (continued)
Garda World Security Corp.(b) (B/B2)(1 mo. USD Term SOFR + 3.500%)
	$9,553,042	8.597%	02/01/29	$9,541,101
Groundworks LLC(b) (B/B3) (1 mo. USD Term SOFR + 3.500%)
	5,745,986	8.596	03/14/31	5,708,740
Holding Socotec(b) (B/B2) (3 mo. EUR EURIBOR + 3.500%)
EUR	1,025,000	6.845	06/02/28	1,141,161
(3 mo. USD Term SOFR + 4.250%)
	$8,207,364	9.342	06/30/28	8,186,846
Vaco Holdings LLC(b) (B-/B3)(1 mo. USD Term SOFR + 5.000%)
	9,354,227	9.945	01/21/29	9,161,343
Wand NewCo 3, Inc.(b) (B/B3)((1 mo. USD Term SOFR + 3.250%) – (3 mo. USD Term SOFR + 3.250%))
	7,082,250	7.854–8.095	01/30/31	7,070,210

				102,632,929

Consumer Cyclical Services – 4.3%
Albion Financing 3 SARL(b) (BB-/B1)(3 mo. USD Term SOFR + 4.250%)
	8,023,641	9.898	08/16/29	8,053,729
APX Group, Inc.(b) (BB/Ba2)(3 mo. USD Term SOFR + 2.750%)
	12,429,400	7.354–8.296	07/10/28	12,419,706
Asurion LLC(b) (B/B3)(1 mo. USD Term SOFR + 0.000%)
	2,250,000	10.210	01/20/29	2,074,928
Asurion LLC(b) (B+/Ba3)(1 mo. USD Term SOFR + 3.250%)
	3,377,731	9.095	09/13/30	3,314,398
BCPE Empire Holdings, Inc.(b) (B-/B3)(1 mo. USD Term SOFR +0.000%)
	6,095,606	8.845	12/11/28	6,094,875
Core & Main LP(b) (BB-/Ba3)(1 mo. USD Term SOFR + 0.000%)
	1,000,000	6.855	07/27/28	997,920
GBT U.S. III LLC(b) (B+/B2)(3 mo. USD Term SOFR + 3.000%)
	4,375,000	8.279	07/25/31	4,362,225
GSM Holdings, Inc.(d) (NR/NR)
	3,450,000	0.000	09/29/31	3,260,250
Hertz Corp.(b) (BB-/Ba3)
(1 mo. USD Term SOFR + 3.500%)
	1,839,070	8.882	06/30/28	1,641,572
	344,601	8.460	06/30/28	307,594
IRB Holding Corp.(b) (B+/B2)(1 mo. USD Term SOFR + 2.750%)
	15,168,512	7.695	12/15/27	15,145,760
Pre-Paid Legal Services, Inc.(b) (B-/B3)(1 mo. USD Term SOFR +3.750%)
	4,103,642	8.710	12/15/28	4,097,486
Spin Holdco, Inc.(b) (CCC+/Caa1)(3 mo. USD Term SOFR + 0.000%)
	2,666,421	9.256	03/04/28	2,324,239
Stats Intermediate Holdings LLC(b) (B-/B2)(3 mo. USD Term SOFR + 5.250%)
	7,621	10.640	07/10/26	7,424

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Consumer Cyclical Services – (continued)
Thevelia (U.S.) LLC(b) (B+/B1)(3 mo. USD Term SOFR + 3.250%)
	$7,418,893	7.854%	06/18/29	$7,418,893
Verisure Holding AB(b) (B+/B1)(3 mo. EUR EURIBOR + 3.000%)
EUR	12,040,000	6.345	03/27/28	13,406,876
Veritiv Corp.(b) (B+/B2)(3 mo. USD Term SOFR + 0.000%)
	$1,396,500	9.104	11/30/30	1,382,828

				86,310,703

Consumer Products(b) – 0.6%
Knight Health Holdings LLC (B-/Caa2)(1 mo. USD Term SOFR +5.250%)
	3,039,011	10.210	12/23/28	1,691,726
Kronos Acquisition Holdings, Inc. (B-/B2)(3 mo. USD Term SOFR + 4.000%)
	5,174,162	8.584	07/08/31	4,837,841
MajorDrive Holdings IV LLC (B/B2)(3 mo. USD Term SOFR + 4.000%)
	4,910,445	8.865	06/01/28	4,918,646

				11,448,213

Diversified Financial Services(b) – 2.9%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR + 3.500%)
	10,450,000	8.345	07/30/31	10,485,948
Advisor Group, Inc. (B/B1)(1 mo. USD Term SOFR + 4.000%)
	3,142,125	8.845	08/17/28	3,105,456
AllSpring Buyer LLC (BB-/Ba3)(3 mo. USD Term SOFR + 4.000%)
	4,003,399	8.625	11/01/28	3,994,632
DRW Holdings LLC (BB-/Ba3)(6 mo. USD Term SOFR + 3.500%)
	10,097,993	8.588	06/17/31	10,085,370
Edelman Financial Center LLC (B/B2)(1 mo. USD Term SOFR + 3.250%)
	10,230,114	8.095	04/07/28	10,208,017
Eisner Advisory Group LLC (B-/B2)(1 mo. USD Term SOFR + 4.000%)
	5,282,012	8.845	02/28/31	5,292,418
NEXUS Buyer LLC (B/B2)(1 mo. USD Term SOFR + 4.000%)
	9,289,062	8.845	07/31/31	9,203,417
NGP XI Midstream Holdings LLC (B/B3)(3 mo. USD Term SOFR + 4.000%)
	5,050,000	8.604	07/25/31	5,043,688

				57,418,946

Diversified Manufacturing(b) – 2.9%
AZZ, Inc. (BB-/Ba3)(1 mo. USD Term SOFR + 2.500%)
	3,564,633	7.345	05/13/29	3,576,717
CeramTec AcquiCo GmbH (B/B2)(3 mo. EUR EURIBOR + 3.500%)
EUR	7,950,000	7.005	03/16/29	8,812,370

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Diversified Manufacturing(b) – (continued)
Chart Industries, Inc. (BB-/Ba3)(3 mo. USD Term SOFR + 2.500%)
	$7,915,186	7.092%	03/15/30	$7,895,398
CPM Holdings, Inc. (B/B2)(1 mo. USD Term SOFR + 0.000%)
	3,216,897	9.344	09/28/28	3,046,272
Fluid-Flow Products, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.750%)
	9,468,671	8.710	03/31/28	9,459,202
II-VI, Inc. (BB-/Ba1)(1 mo. USD Term SOFR + 2.500%)
	10,793,615	7.345	07/02/29	10,783,469
MKS Instruments, Inc. (BB/NR)(1 mo. EUR EURIBOR + 2.750%)
EUR	1,751,381	6.145	08/17/29	1,953,604
Pelican Products, Inc. (B-/B2)(3 mo. USD Term SOFR + 4.250%)
	$7,147,875	9.115	12/29/28	6,542,879
Touchdown Acquirer, Inc. (B/B2)(3 mo. EUR EURIBOR + 4.000%)
EUR	607,600	7.345	02/21/31	678,040
Victory Buyer LLC (CCC+/B3)(1 mo. USD Term SOFR + 3.750%)
	$6,206,363	8.719	11/19/28	5,952,275

				58,700,226

Electrical(b) – 0.7%
Edgewater Generation LLC (BB-/Ba3)(1 mo. USD Term SOFR + 0.000%)
	3,325,000	9.095	08/01/30	3,351,600
Pike Corp. (BB-/Ba3)(1 mo. USD Term SOFR + 3.000%)
	6,105,822	7.960	01/21/28	6,128,108
Trulite Holding Corp. (BB/B2)(3 mo. USD Term SOFR + 6.000%)
	4,127,750	10.593	03/01/30	3,983,279

				13,462,987

Energy(b) – 1.0%
Delek U.S. Holdings, Inc. (BB+/B1)(1 mo. USD Term SOFR + 3.500%)
	12,818,042	8.445	11/19/29	12,773,563
Vistra Zero Operating Co. LLC (BBB-/Ba2)(1 mo. USD Term SOFR + 2.750%)
	1,990,000	7.595	04/30/31	1,994,478
WhiteWater DBR HoldCo LLC (BB/Ba1)(3 mo. USD Term SOFR + 2.750%)
	4,950,000	7.354	03/03/31	4,939,159

				19,707,200

Energy - Exploration & Production(b) – 0.2%
Kohler Energy Co. LLC (B/B1)(3 mo. USD Term SOFR + 4.750%)
	4,962,563	9.354	05/01/31	5,005,985

Entertainment(b) – 3.0%
Alterra Mountain Co. (B+/B1)(1 mo. USD Term SOFR + 3.250%)
	12,682,023	8.095	08/17/28	12,692,550

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Entertainment(b) – (continued)
Arcis Golf LLC (B+/B2)(1 mo. USD Term SOFR + 3.750%)
	$6,924,054	8.710%	11/24/28	$6,938,456
Cinemark USA, Inc. (BB+/Ba1)((1 mo. USD Term SOFR + 3.250%) – (3 mo. USD Term SOFR + 3.250%))
	6,870,724	7.854–8.095	05/24/30	6,873,609
Fender Musical Instruments Corp. (B/B3)(1 mo. USD Term SOFR + 4.000%)
	7,967,613	8.945	12/01/28	7,688,747
Motion Finco SARL (B+/B2)(3 mo. USD Term SOFR + 0.000%)
	9,810,488	8.104	11/12/29	9,430,332
PCI Gaming Authority (NR/Ba3)(1 mo. USD Term SOFR + 0.000%)
	4,014,938	6.845	07/18/31	3,988,439
Playtika Holding Corp. (BB+/Ba2)(1 mo. USD Term SOFR + 2.750%)
	3,058,860	7.710	03/13/28	3,035,337
SeaWorld Parks & Entertainment, Inc. (BB+/Ba2)(1 mo. USD Term SOFR + 2.500%)
	9,290,551	7.345	08/25/28	9,255,711

				59,903,181

Environmental(b) – 1.3%
Covanta Holding Corp. (BB/Ba2) (1 mo. USD Term SOFR + 0.000%)
	5,062,970	7.847	11/30/28	5,064,033
EnergySolutions LLC (B/B2)(3 mo. USD Term SOFR + 3.750%)
	4,733,197	8.354	09/20/30	4,759,845
Luna III SARL (BB-/B1)(1 mo. EUR EURIBOR + 4.175%)
EUR	7,625,000	7.570	10/23/28	8,522,904
Madison IAQ LLC (B/B1)
	$7,106,637	7.890	06/21/28	7,097,043

				25,443,825

Food & Beverages – 1.0%
Chef’s Warehouse Leasing Co. LLC(b) (BB-/B1)(1 mo. USD Term SOFR + 4.750%)
	5,058,467	8.845	08/23/29	5,058,467
Chobani LLC(b) (B/B1)(1 mo. USD Term SOFR + 3.250%)
	5,081	8.210	10/25/27	5,089
Froneri International Ltd.(b) (BB-/Ba3)(1 mo. USD Term SOFR + 2.250%)
	5,292,095	7.195	01/29/27	5,277,542
Pegasus Bidco BV(d) (B+/B1)
	10,155,210	0.000	07/12/29	10,155,210

				20,496,308

Food & Drug Retailing(b) – 0.2%
United Natural Foods, Inc. (B+/B3)(1 mo. USD Term SOFR + 4.750%)
	4,064,813	9.595	05/01/31	4,064,812

Gaming – 0.3%
GVC Holdings (Gibraltar) Ltd.(b) (BB-/Ba1) (6 mo. USD Term SOFR + 0.000%)
	1,995,552	7.864	03/29/27	2,001,159

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Gaming – (continued)
(6 mo. USD Term SOFR + 2.750%)
	$3,108,352	8.014%	10/31/29	$3,107,047

				5,108,206

Health Care Products(b) – 0.7%
Iris BidCo GmbH (B-/B3)(3 mo. EUR EURIBOR + 5.000%)
EUR	8,525,000	8.636	06/29/28	8,963,211
Medline Borrower LP (B+/Ba3)(1 mo. USD Term SOFR + 2.750%)
	$4,572,300	7.595	10/23/28	4,571,842

				13,535,053

Health Care Services – 2.9%
Accelerated Health Systems LLC(b) (CCC+/Caa2)(3 mo. USD Term SOFR + 4.250%)
	3,680,567	9.004	02/15/29	2,813,021
Biogroup-LCD(b) (B-/B3)(3 mo. EUR EURIBOR + 3.500%)
EUR	4,275,000	7.069	02/09/28	4,518,399
Electron BidCo, Inc.(b) (B/B1)(1 mo. USD Term SOFR + 0.000%)
	$4,837,786	7.960	11/01/28	4,841,415
Global Medical Response, Inc.(b) (B-/B3)(1 mo. USD Term SOFR + 5.500%)
	3,366,415	10.461	10/31/28	3,342,210
Help At Home, Inc.(b) (B-/B1) (1 mo. USD Term SOFR + 5.000%)
	12,099,054	9.857	10/29/27	12,093,972
Lonza Group AG(b) (B-/B2)(3 mo. USD Term SOFR + 3.925%)
	4,217,666	8.529	07/03/28	3,936,348
Mehilainen Yhtiot OYJ(d) (B/B2)
EUR	5,100,000	0.000	08/05/31	5,674,223
NAPA Management Services Corp.(b) (B-/B3)(1 mo. USD Term SOFR + 5.250%)
	$4,299,676	10.195	02/23/29	4,038,126
Phoenix Guarantor, Inc.(b) (B+/B1)(1 mo. USD Term SOFR + 3.250%)
	4,950,125	8.095	02/21/31	4,934,384
Summit Behavioral Healthcare LLC(b)(c) (B-/B3)(3 mo. USD Term SOFR + 0.000%)
	5,169,155	9.307	11/24/28	4,807,314
U.S. Radiology Specialists, Inc.(b) (B-/B3)(3 mo. USD Term SOFR + 4.750%)
	7,881,764	9.354	12/15/27	7,881,764

				58,881,176

Healthcare(b) – 1.3%
Catalent Pharma Solutions, Inc. (BB-/Ba2)(1 mo. USD Term SOFR + 3.000%)
	2,985,000	7.920	02/22/28	2,985,000
Jazz Financing Lux SARL (BB-/Ba2)(1 mo. USD Term SOFR + 2.250%)
	6,108,145	7.095	05/05/28	6,099,960
LifePoint Health, Inc. (B/B2)(3 mo. USD Term SOFR + 4.750%)
	10,426,455	10.054	11/16/28	10,405,602

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Healthcare(b) – (continued)
Onex TSG Intermediate Corp. (B/B2)(1 mo. USD Term SOFR + 4.750%)
$5,078,922	9.710%	02/28/28	$5,067,800
R1 RCM, Inc. (B+/Ba3)(1 mo. USD Term SOFR + 0.000%)
1,858,867	7.845	06/21/29	1,861,897

			26,420,259

Insurance – 3.3%
Acrisure LLC(b) (B/B2)
(1 mo. USD Term SOFR + 3.000%)
8,083,421	7.961	02/16/27	8,047,531
(1 mo. USD Term SOFR + 3.250%)
2,244,375	8.211	11/06/30	2,220,540
Alliant Holdings Intermediate LLC(b) (NR/B2)(1 mo. USD Term SOFR + 0.000%)
4,852,071	7.965	09/19/31	4,823,249
AssuredPartners, Inc.(b) (B/B2)(1 mo. USD Term SOFR + 3.500%)
7,124,599	8.345	02/14/31	7,116,192
Broadstreet Partners, Inc.(b) (B/B2)(1 mo. USD Term SOFR + 3.250%)
9,201,937	8.095	06/13/31	9,161,725
Howden Group Holdings Ltd.(b) (B/B2)(1 mo. USD Term SOFR +3.500%)
7,611,750	8.345	02/15/31	7,612,587
Howden Group Holdings Ltd.(b) (NR/B2)(1 mo. USD Term SOFR + 0.000%)
1,237,437	8.345	04/18/30	1,237,660
OneDigital Borrower LLC(b) (B/B2)(1 mo. USD Term SOFR + 0.000%)
6,159,562	8.095	07/02/31	6,100,554
Sedgwick Claims Management Services, Inc.(b) (B+/B2)(3 mo. USD Term SOFR + 3.000%)
11,119,551	8.252	07/31/31	11,094,532
Truist Insurance Holdings LLC(b) (B/B2)(3 mo. USD Term SOFR +3.250%)
1,648,388	7.854	05/06/31	1,644,266
USI, Inc.(b) (B/B1)(3 mo. USD Term SOFR + 2.750%)
7,163,943	7.354	11/22/29	7,140,087

			66,198,923

Internet – 0.8%
Boost Newco Borrower LLC(b) (BB/Ba3)(3 mo. USD Term SOFR + 0.000%)
5,000,000	7.104	01/31/31	4,997,900
Buzz Finco LLC(b) (B/B1) (1 mo. USD Term SOFR + 2.750%)
3,736,465	7.695	01/29/27	3,720,884
(1 mo. USD Term SOFR + 3.250%)
267,727	8.195	01/29/27	267,727
Endure Digital, Inc.(b) (B-/B2)(1 mo. USD Term SOFR + 3.500%)
3,054,634	8.471	02/10/28	2,688,627

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Internet – (continued)
Plano HoldCo, Inc.(b) (B+/B2)(3 mo. USD Term SOFR + 0.000%)
	$5,100,000	8.092%	08/15/31	$5,100,000

				16,775,138

Lodging(b) – 1.2%
Caesars Entertainment, Inc. (BB-/Ba3)(1 mo. USD Term SOFR + 2.750%)
	5,055,750	7.595	02/06/30	5,050,998
Hilton Grand Vacations Borrower LLC (BB+/Ba2)(1 mo. USD Term SOFR + 3.000%)
	10,130,875	7.345	08/02/28	10,061,276
Playa Resorts Holding BV (B+/B1)(1 mo. USD Term SOFR + 2.750%)
	7,319,625	7.595	01/05/29	7,265,752
Travel & Leisure Co. (BB-/Ba3)(1 mo. USD Term SOFR + 0.000%)
	2,109,063	8.270	12/14/29	2,112,226

				24,490,252

Machinery(b) – 2.1%
Apex Tool Group LLC (CCC-/Caa2)(1 mo. USD Term SOFR + 7.454%)
	6,683,229	7.500	02/08/30	6,315,651
Apex Tool Group LLC (CCC+/B3)(1 mo. USD Term SOFR + 7.350%)
	2,862,044	4.854	02/08/29	2,704,632
CD&R Hydra Buyer, Inc. (B/B3)(1 mo. USD Term SOFR + 0.000%)
	4,029,750	8.945	03/25/31	3,999,527
Project Castle, Inc. (B-/Caa1)((3 mo. U.S. (Fed) Prime Rate + 4.500%) – (3 mo. USD Term SOFR + 5.500%))
	7,120,290	9.762–12.500	06/01/29	6,483,949
SPX Flow, Inc. (B/B1)(1 mo. USD Term SOFR + 0.000%)
	7,538,113	8.345	04/05/29	7,543,164
TK Elevator Topco GmbH (B/B2)(6 mo. EUR EURIBOR + 3.625%)
EUR	1,605,000	7.215	07/30/27	1,788,230
TK Elevator U.S. Newco, Inc. (B/B2)(6 mo. USD Term SOFR + 3.500%)
	$13,650,046	8.588	04/30/30	13,672,842

				42,507,995

Machinery - Construction & Mining(b) – 0.2%
Chromalloy Corp. (B/B2)(3 mo. USD Term SOFR + 3.750%)
	5,062,312	8.354	03/27/31	4,801,958

Media(b) – 0.7%
Cogeco Communications Finance (USA) LP (BB/B1)(1 mo. USD Term SOFR + 3.250%)
	4,353,125	8.095	09/18/30	4,249,738
Zacapa SARL (B/B2)(3 mo. USD Term SOFR + 4.000%)
	10,277,139	8.604	03/22/29	10,291,630

				14,541,368

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Media - Cable(b) – 1.1%
Altice Financing SA (B/Caa1)(3 mo. USD Term SOFR + 5.000%)
$4,918,300	10.301%	10/31/27	$4,457,210
Altice France SA (CCC+/Caa1)(3 mo. USD Term SOFR + 5.500%)
6,665,878	10.801	08/15/28	4,979,944
DirecTV Financing LLC (BB/Ba3)(1 mo. USD Term SOFR + 5.000%)
1,372,933	9.960	08/02/27	1,371,903
Gray Television, Inc. (B+/Ba3)(1 mo. USD Term SOFR + 3.000%)
1,944,991	7.959	12/01/28	1,789,644
Virgin Media Bristol LLC (B+/Ba3)(1 mo. USD Term SOFR + 2.500%)
5,333,080	7.711	01/31/28	5,097,518
Ziggo Financing Partnership (B+/B1)(1 mo. USD Term SOFR + 0.000%)
4,125,000	7.711	04/30/28	4,025,175

			21,721,394

Media - Non Cable – 1.2%
Audacy Capital Corp.(b)(c) (NR/WR)(1 mo. USD Term SOFR + 6.114%)
252,835	10.960	08/19/24	252,203
Diamond Sports Group LLC(b) (NR/NR)(Fixed + 5.000%)
467,370	5.000	12/02/24	557,049
Diamond Sports Group LLC(b) (NR/WR)
2,687,115	0.000	08/24/26	27,140
Entercom Media Corp.(b) (NR/WR)
8,622,098	0.000	11/18/24	3,789,067
Getty Images, Inc.(b) (BB-/Ba3)(6 mo. USD Term SOFR + 4.500%)
7,295,245	8.845	02/19/26	7,245,126
iHeartCommunications, Inc.(b) (B-/Caa1) (1 mo. USD Term SOFR + 3.000%)
1,258,982	7.960	05/01/26	1,085,872
(1 mo. USD Term SOFR + 3.250%)
3,802,591	8.210	05/01/26	3,253,611
NEP/NCP Holdco, Inc.(b) (CCC/Caa3)(3 mo. USD Term SOFR + 7.000%)
3,200,000	11.718	10/19/26	2,566,400
Neptune Bidco U.S., Inc.(d) (B/B2)
2,150,000	0.000	04/11/29	2,014,099
Taboola.com Ltd.(b) (BB+/Ba3)(1 mo. USD Term SOFR + 0.000%)
4,142,739	8.960	09/01/28	4,137,561

			24,928,128

Metals & Mining(b) – 0.8%
Arsenal AIC Parent LLC (B+/Ba3)(1 mo. USD Term SOFR + 3.250%)
7,187,706	8.095	08/18/30	7,173,330
Crosby U.S. Acquisition Corp. (B/B2)(3 mo. USD Term SOFR + 3.500%)
2,630,158	8.355	08/16/29	2,633,078

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Metals & Mining(b) – (continued)
Grinding Media, Inc. (B-/B3)(3 mo. USD Term SOFR + 4.000%)
$1,745,501	8.898%	10/12/28	$1,741,137
PMHC II, Inc. (B-/B3)(3 mo. USD Term SOFR + 4.250%)
5,243,806	9.704	04/23/29	5,112,187

			16,659,732

Midstream(b) – 1.8%
AL GCX Holdings LLC (B+/Ba3)(1 mo. USD Term SOFR + 2.750%)
8,185,594	7.601	05/17/29	8,187,559
AL NGPL Holdings LLC (B+/Ba3)(3 mo. USD Term SOFR + 2.500%)
7,226,622	7.090	04/17/28	7,224,381
Buckeye Partners LP (BB+/Ba1)(1 mo. USD Term SOFR + 2.000%)
2,036,390	6.845	11/22/30	2,033,091
CQP Holdco LP (BB/Ba2)(3 mo. USD Term SOFR + 2.250%)
12,837,886	6.854	12/31/30	12,815,163
Prairie ECI Acquiror LP (B-/B3)(1 mo. USD Term SOFR + 4.750%)
5,074,500	9.595	08/01/29	5,061,814

			35,322,008

Non Captive(b) – 0.2%
HUB International Ltd. (B/B2)(3 mo. USD Term SOFR + 3.000%)
4,925,281	8.225	06/20/30	4,917,401

Oil Field Services(b) – 0.4%
BANGL LLC (BB-/B2)(3 mo. USD Term SOFR + 4.500%)
5,494,554	9.143	02/01/29	5,494,554
ChampionX Corp. (BBB/Ba1)(1 mo. USD Term SOFR + 2.750%)
1,956,797	7.695	06/07/29	1,959,243

			7,453,797

Packaging – 3.8%
Charter NEX U.S., Inc.(b) (B/B3)(1 mo. USD Term SOFR + 3.500%)
10,847,556	8.095	12/01/27	10,846,471
Clydesdale Acquisition Holdings, Inc.(b) (B/B2)(1 mo. USD Term SOFR + 3.175%)
8,453,872	8.020	04/13/29	8,405,938
Kloeckner-Pentaplast of America, Inc.(b) (B-/B3)(6 mo. USD Term SOFR + 4.725%)
2,575,332	9.723	02/12/26	2,409,017
LABL, Inc.(b) (B-/B3)(1 mo. USD Term SOFR + 5.000%)
4,113,099	9.945	10/29/28	4,012,411
LC Ahab U.S. Bidco LLC(b) (B/B2)(1 mo. USD Term SOFR + 0.000%)
5,075,000	8.345	05/01/31	5,090,885
Pretium Packaging LLC(b) (B-/B2)(3 mo. USD Term SOFR + 5.000%)
705,229	10.248	10/02/28	716,689

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Packaging – (continued)
Pretium Packaging LLC(b) (CCC/Caa2)(3 mo. USD Term SOFR +4.600%)
$2,619,229	9.848%	10/02/28	$2,087,735
Proampac PG Borrower LLC(b) (B-/B3)(3 mo. USD Term SOFR +4.000%)
11,235,987	9.301–9.118	09/15/28	11,244,414
Reynolds Group Holdings, Inc.(b) (B+/B1)(1 mo. USD Term SOFR + 0.000%)
6,614,079	7.345	09/24/28	6,607,862
SupplyOne, Inc.(b) (B/B2)
997,494	9.100	04/21/31	999,160
Tosca Services LLC(d) (NR/NR)
1,395,211	0.000	11/30/28	1,409,163
Tosca Services LLC(b) (NR/WR)(3 mo. USD Term SOFR + 3.500%)
8,361,618	9.014	08/18/27	7,134,216
TricorBraun Holdings, Inc.(b) (B-/B2)(1 mo. USD Term SOFR + 3.250%)
11,215,040	8.210	03/03/28	10,986,589
ZoomInfo LLC(b) (NR/Ba1)(1 mo. USD Term SOFR + 0.000%)
4,634,180	6.595	02/28/30	4,584,965

			76,535,515

Paper(b) – 0.4%
Pregis TopCo Corp. (B-/B2)(1 mo. USD Term SOFR + 4.000%)
8,569,658	8.845	07/31/26	8,577,285

Pharmaceuticals(b) – 0.9%
Amneal Pharmaceuticals LLC (B+/B2)(1 mo. USD Term SOFR + 0.000%)
4,023,125	10.345	05/04/28	4,065,046
Covetrus, Inc. (B-/B1)(3 mo. USD Term SOFR + 5.000%)
10,462,196	9.604	10/13/29	9,893,367
Gainwell Acquisition Corp. (B-/B3)(3 mo. USD Term SOFR + 4.000%)
3,388,523	8.704	10/01/27	3,217,673

			17,176,086

Pipelines(b) – 1.5%
Brazos Delaware II LLC (B+/B1)(6 mo. USD Term SOFR + 3.500%)
945,250	8.255	02/11/30	945,080
Epic Y-Grade Services LP (B-/B3)(3 mo. USD Term SOFR + 5.750%)
6,875,000	10.601	06/29/29	6,847,500
Medallion Midland Acquisition LLC (NR/B1)(3 mo. USD Term SOFR + 3.500%)
6,374,605	8.314	10/18/28	6,374,605
Oryx Midstream Services Permian Basin LLC (BB-/Ba3)(1 mo. USD Term SOFR + 3.000%)
11,114,620	8.225	10/05/28	11,113,731
Traverse Midstream Partners LLC (NR/B2)(3 mo. USD Term SOFR + 0.000%)
4,100,000	8.752	02/16/28	4,101,271

			29,382,187

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Real Estate(b) – 0.2%
Forest City Enterprises LP (CCC+/Caa1)(1 mo. USD Term SOFR + 3.500%)
	$4,348,084	8.460%	12/08/25	$4,200,423

Restaurants(b) – 0.6%
1011778 BC Unlimited Liability Co. (BB+/Ba2)(1 mo. USD Term SOFR + 1.750%)
	9,925,188	6.595	09/20/30	9,815,316
Raising Cane’s Restaurants LLC (BB/Ba3)(1 mo. USD Term SOFR + 0.000%)
	1,725,000	7.014	09/18/31	1,723,930

				11,539,246

Retailers(b) – 2.1%
CNT Holdings I Corp. (B/B2)(3 mo. USD Term SOFR + 3.500%)
	6,959,937	8.752	11/08/27	6,970,586
Constellation Automotive Ltd. (NR/B2)(6 mo. USD Term SOFR + 4.000%)
EUR	2,053,879	7.768	07/28/28	2,101,292
Constellation Automotive Ltd. (NR/Caa2)(6 mo. SONIA + 7.500%)
GBP	700,000	12.450	07/27/29	653,543
Dealer Tire Financial LLC (B-/B1)(1 mo. USD Term SOFR + 3.500%)
	$9,380,133	8.345	07/02/31	9,391,858
Harbor Freight Tools USA, Inc. (BB-/B2)((1 mo. USD Term SOFR + 0.000%) – (6 mo. USD Term SOFR + 0.000%))
	5,925,000	7.241–7.345	06/05/31	5,829,667
Mister Car Wash Holdings, Inc. (B/B2)(1 mo. USD Term SOFR + 0.000%)
	4,064,813	7.845	03/27/31	4,066,276
Restoration Hardware, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.500%)
	3,095,632	7.460	10/20/28	2,973,354
Shutterfly, Inc. (B/B2)(3 mo. USD Term SOFR + 6.000%)
	913,641	11.057	10/01/27	918,666
Shutterfly, Inc. (CCC+/Caa2)(3 mo. USD Term SOFR + 1.000%)
	2,436,179	5.604	10/01/27	2,074,236
TruGreen LP (B-/B3)(1 mo. USD Term SOFR + 4.000%)
	2,504,099	8.845	11/02/27	2,416,456
TruGreen LP (CCC/Caa3)(3 mo. USD Term SOFR + 8.762%)
	2,200,000	14.014	11/02/28	1,848,000
White Cap Buyer LLC (B/B2)(1 mo. USD Term SOFR + 0.000%)
	2,250,000	8.095	10/19/29	2,232,562

				41,476,496

Technology – 1.2%
Cloud Software Group, Inc.(b) (B/B2)((2 mo. USD Term SOFR + 4.000%) – (3 mo. USD Term SOFR + 4.000%))
	10,174,500	8.604	03/30/29	10,124,645
Fortra LLC(d) (B-/B2)
2,019,713		0.000	11/19/26	1,922,928

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Technology – (continued)
Project Boost Purchaser LLC(b) (B-/B2)(3 mo. USD Term SOFR +3.500%)
$5,531,759	8.786%	07/16/31	$5,527,057
Ultra Clean Holdings, Inc.(b) (B+/B1)(1 mo. USD Term SOFR + 3.500%)
5,940,078	8.345	02/28/28	5,954,929

			23,529,559

Technology - Hardware(b) –0.5%
Altar Bidco, Inc. (B/B1)(1 yr. USD Term SOFR + 3.100%)
1,989,848	7.947	02/01/29	1,990,166
CommScope, Inc. (CCC+/B3)(1 mo. USD Term SOFR + 3.250%)
3,182,492	8.210	04/06/26	3,078,393
Ingram Micro, Inc. (BB-/B1)(3 mo. USD Term SOFR + 1.750%)
5,101,139	9.750	09/17/31	5,097,977

			10,166,536

Technology - Software – 7.4%
Ahead DB Holdings LLC(b) (B/B1)(1 mo. USD Term SOFR + 3.500%)
9,758,398	8.355	02/01/31	9,763,960
AppLovin Corp.(b) (BB+/Ba3)
(1 mo. USD Term SOFR + 0.000%)
4,217,412	7.345	08/16/30	4,212,140
(1 mo. USD Term SOFR + 2.500%)
2,698,716	7.345	10/25/28	2,696,799
Aspect Software, Inc.(b)(c) (CCC-/NR)(1 mo. USD Term SOFR + 7.000%)
490,000	11.969	05/05/28	24,500
Aspect Software, Inc. (b) (CCC-/NR)(1 mo. USD Term SOFR + 7.000%)
490,000	11.969	05/05/28	24,500
Athenahealth Group, Inc.(b) (B-/B2)(1 mo. USD Term SOFR + 3.250%)
4,129,896	8.095	02/15/29	4,099,789
BEP Intermediate Holdco LLC(b) (B/B1)(1 mo. USD Term SOFR +3.750%)
3,379,941	8.595	04/25/31	3,388,391
Camelot U.S. Acquisition LLC(b) (BB-/B1)(1 mo. USD Term SOFR + 2.750%)
10,198,750	7.595	01/31/31	10,178,353
ConnectWise LLC(b) (NR/B2)(3 mo. USD Term SOFR + 0.000%)
11,441,176	8.365	09/29/28	11,412,573
Cotiviti Corp.(b) (B/B2)(1 mo. USD Term SOFR + 0.000%)
4,900,375	8.094	05/01/31	4,894,249
DCert Buyer, Inc.(b) (CCC/Caa2)(1 mo. USD Term SOFR + 7.000%)
1,700,000	11.845	02/19/29	1,449,862
Drake Software LLC(b) (B-/B3)(3 mo. USD Term SOFR + 4.250%)
7,100,000	8.918	06/26/31	6,816,000
Dun & Bradstreet Corp.(b) (B+/B1)(1 mo. USD Term SOFR + 0.000%)
6,084,712	7.605	01/18/29	6,077,532

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Technology - Software – (continued)
ECI Macola Max Holding LLC(b) (B-/B2)(3 mo. USD Term SOFR + 0.000%)
	$3,980,000	7.842%		05/09/30	$3,987,482
Epicor Software Corp.(b) (B-/B2)(1 mo. USD Term SOFR + 3.250%)
	5,458,683	8.095		05/30/31	5,460,539
Genuine Financial Holdings LLC(b) (B/B3)(1 mo. USD Term SOFR + 4.000%)
	8,241,312	8.845		09/27/30	8,179,502
iSolved, Inc.(b) (B/B2)(1 mo. USD Term SOFR + 0.000%)
	4,251,749	8.345		10/15/30	4,261,103
Loyalty Ventures, Inc.(b)(c) (NR/WR)
	11,629,469	0.000		11/03/27	872,210
Magenta Buyer LLC(b) (NR/Caa3)(3 mo. USD Term SOFR + 8.250%)
	1,300,000	13.630		07/27/29	320,667
McAfee LLC(b) (B-/B1)(1 mo. USD Term SOFR + 3.250%)
	12,170,151	8.100		03/01/29	12,113,073
Peraton Corp.(b) (B-/B2)(1 mo. USD Term SOFR + 3.750%)
	6,247,362	8.695		02/01/28	5,998,780
Peraton Corp.(b) (NR/NR)(3 mo. USD Term SOFR + 7.750%)
	4,161,235	12.971		02/01/29	3,895,957
Physician Partners LLC(b) (B-/Caa2)(3 mo. USD Term SOFR + 4.000%)
	7,250,605	9.564		12/26/28	4,608,702
Quartz Acquireco LLC(b) (B/B1)(3 mo. USD Term SOFR + 0.000%)
	3,442,731	7.354		06/28/30	3,436,293
Thunder Generation Funding LLC(d) (NR/Ba2)
	7,000,000	0.000		09/27/31	6,991,250
UKG, Inc.(b) (B-/B2)(3 mo. USD Term SOFR + 3.250%)
	7,082,250	7.926		02/10/31	7,082,250
Virtusa Corp.(b) (B/B1)(1 mo. USD Term SOFR + 3.250%)
	9,440,780	8.095		02/15/29	9,428,979
World Wide Technology Holding Co. LLC(b) (BB/Ba3)(1 mo. USD Term SOFR + 0.000%)
	7,063,462	7.815		03/01/30	7,063,463

					148,738,898

Telecommunication Services – 0.2%
Zayo Group Holdings, Inc. (B-/B3)
EUR	1,097,128	0.000	(d)	03/09/27	1,141,885
	$3,275,000	6.630	(b)	03/09/27	2,986,407

					4,128,292

Telecommunications(b) – 0.6%
Carnival Corp. (BBB-/Ba1)(1 mo. USD Term SOFR + 0.000%)
	7,776,048	7.595		10/18/28	7,780,947
Lorca Holdco Ltd. (BB+/Ba3)(6 mo. USD Term SOFR + 3.500%)
EUR	4,118,680	7.189		09/17/27	4,590,345

					12,371,292

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Textiles – 0.4%
Fanatics Commerce Intermediate Holdco LLC(b) (BB-/B1)(1 mo. USD Term SOFR + 3.250%)
$4,963,000	8.210%	11/24/28	$4,929,897
New Trojan Parent, Inc.(b)(c) (NR/WR) (1 mo. USD LIBOR + 9.250%)
1,100,000	12.467	01/05/29	2,750
((1 mo. USD Term SOFR + 3.250%) – (3 mo. USD LIBOR + 3.250%))
6,466,706	0.000–8.467	01/06/28	1,778,344
Reorganized Careismatic Brands Buyer LLC(b)(c) (NR/WR)
1,028,328	0.000	01/05/29	1,023,186

			7,734,177

Transportation Services – 1.0%
Kenan Advantage Group, Inc.(b) (B/B2)(1 mo. USD Term SOFR + 0.000%)
5,870,530	8.095	01/25/29	5,836,305
MH Sub I LLC(b) (B/B1) (1 mo. USD Term SOFR + 0.000%)
6,099,481	9.095	05/03/28	6,056,662
(3 mo. USD Term SOFR + 6.250%)
2,400,000	11.502	02/23/29	2,352,432
Third Coast Infrastructure LLC(b)(c) (BB+/Ba3)(1 mo. USD Term SOFR + 0.000%)
4,975,000	9.105	09/25/30	4,937,688

			19,183,087

Wireless Telecommunication Services(b) – 0.6%
CCI Buyer, Inc. (B-/B1)(3 mo. USD Term SOFR + 4.000%)
2,753,599	8.604	12/17/27	2,748,009
Connect Finco SARL (B+/B1)(1 mo. USD Term SOFR + 0.000%)
5,198,875	9.345	09/27/29	4,864,847
MLN U.S. HoldCo LLC (NR/NR)(3 mo. USD Term SOFR + 9.250%)
1,471,099	14.191	10/18/27	51,489
Voyager Digital (NZ) Ltd. (NR/NR)(3 mo. USD Term SOFR + 3.250%)
4,524,357	8.352	05/11/29	4,513,046

			12,177,391

TOTAL BANK LOANS (Cost $1,752,879,459)			$1,708,347,472

Corporate Obligations – 6.0%

Airlines – 0.5%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(e)(f)(g) (B-/B3)
$6,805,000	7.875%	05/01/27	$6,650,663
2,965,000	6.375	02/01/30	2,545,541

			9,196,204

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Automotive – 0.6%
Dornoch Debt Merger Sub, Inc.(e)(f)(g) (CCC/Caa2)
	$2,300,000	6.625%	10/15/29	$2,024,414
Ford Motor Credit Co. LLC(e) (BBB-/Ba1)
	650,000	4.687	06/09/25	647,556
	4,677,000	4.950	05/28/27	4,663,671
	3,600,000	7.350	11/04/27	3,821,724

				11,157,365

Building Materials(e)(f) – 0.1%
Masterbrand, Inc. (BB/Ba3)
	800,000	7.000	07/15/32	839,808

Chemicals(e)(f) – 0.3%
Axalta Coating Systems Dutch Holding B BV (BB/Ba3)
	1,525,000	7.250	02/15/31	1,628,425
Olympus Water U.S. Holding Corp. (B-/B3)
	4,160,000	9.750	11/15/28	4,442,506

				6,070,931

Commercial Services(e)(f) – 0.3%
APX Group, Inc. (B/Ba3)
	1,928,000	5.750	07/15/29	1,908,604
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.(g) (B/B2)
	3,450,000	4.000	06/15/29	3,237,998
Verisure Midholding AB (B-/B3)
EUR	1,075,000	5.250	02/15/29	1,188,235

				6,334,837

Diversified Financial Services(e)(f) – 0.3%
LPL Holdings, Inc. (BBB-/Baa3)
	$2,489,000	4.000	03/15/29	2,380,729
United Wholesale Mortgage LLC (NR/Ba3)
	3,330,000	5.500	04/15/29	3,243,120

				5,623,849

Engineering & Construction(e)(f) – 0.2%
Global Infrastructure Solutions, Inc. (BB-/B1)
	4,470,000	5.625	06/01/29	4,387,394

Healthcare Providers & Services(e)(f) – 0.5%
CHS/Community Health Systems, Inc. (CCC-/Caa3)
	1,125,000	6.125	04/01/30	959,389
Medline Borrower LP (B+/Ba3)
	10,100,000	3.875	04/01/29	9,561,771

				10,521,160

Insurance(e)(f) – 0.1%
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (B/B2)
	1,620,000	7.250	02/15/31	1,680,880

Internet(e)(f) – 0.3%
ANGI Group LLC (B/B2)
	4,485,000	3.875	08/15/28	4,113,956
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
	1,942,000	3.500	03/01/29	1,822,800

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Internet(e)(f) – (continued)
Match Group Holdings II LLC (BB/Ba3)
$665,000	3.625%		10/01/31	$595,780

				6,532,536

Leisure Time(e)(f) – 0.3%
Carnival Corp. (BB/B2)
960,000	5.750		03/01/27	972,528
Carnival Corp. (BBB-/Ba1)
1,290,000	7.000		08/15/29	1,370,715
MajorDrive Holdings IV LLC (CCC+/Caa2)
2,543,000	6.375		06/01/29	2,476,933
Royal Caribbean Cruises Ltd. (BB+/Ba2)
1,860,000	5.500		04/01/28	1,883,362

				6,703,538

Lodging(e)(f) – 0.2%
Travel & Leisure Co. (BB-/Ba3)
4,332,000	4.500		12/01/29	4,099,805

Machinery - Construction & Mining(e)(f) – 0.4%
Vertiv Group Corp. (BB/Ba3)
8,450,000	4.125		11/15/28	8,175,375

Media – 0.2%
Cumulus Media New Holdings, Inc.(e)(f) (B-/Caa1)
3,895,000	8.000		07/01/29	1,583,240
Diamond Sports Group LLC/Diamond Sports Finance Co.(e)(f)(h) (NR/WR)
2,350,000	5.375		08/15/26	27,542
3,225,000	6.625		08/15/27	41,538
iHeartCommunications, Inc.(e)(g) (B-/Caa1)
3,100,000	6.375		05/01/26	2,709,834
iHeartCommunications, Inc.(e) (CCC-/Caa3)
1	8.375		05/01/27	0

				4,362,154

Miscellaneous Manufacturing(e) – 0.0%
Hillenbrand, Inc. (BB+/Ba1)
922,000	3.750		03/01/31	824,959

Oil Field Services – 0.5%
Kodiak Gas Services LLC(e)(f) (B+/B2)
620,000	7.250		02/15/29	641,911
Noble Finance II LLC(e)(f) (BB-/B1)
1,880,000	8.000		04/15/30	1,939,897
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(e)(f) (B/B3)
1,720,000	7.875		11/01/28	1,799,051
Sunoco LP(e)(f) (BB+/Ba1)
1,145,000	7.000		05/01/29	1,196,983
880,000	7.250		05/01/32	932,114
Sunoco LP/Sunoco Finance Corp.(e) (BB+/Ba1)
2,070,000	7.000	(f)	09/15/28	2,148,825
1,425,000	4.500		04/30/30	1,364,694

				10,023,475

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pipelines(e)(f) – 0.2%
Hess Midstream Operations LP (BB+/Ba2)
$935,000	6.500%	06/01/29	$966,332
ITT Holdings LLC (B-/B3)
2,305,000	6.500	08/01/29	2,186,592
Summit Midstream Holdings LLC (B+/B3)
1,285,000	8.625	10/31/29	1,344,495

			4,497,419

Real Estate(e)(f)(g) – 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. (CCC+/Caa1)
2,885,000	5.250	04/15/30	2,300,874

Retailing(e)(f) – 0.2%
LCM Investments Holdings II LLC (BB-/B2)
2,285,000	4.875	05/01/29	2,195,177
Specialty Building Products Holdings LLC/SBP Finance Corp. (B/B3)
855,000	6.375	09/30/26	851,939

			3,047,116

Software(e)(f) – 0.6%
AthenaHealth Group, Inc. (CCC/Caa2)
8,970,000	6.500	02/15/30	8,623,130
Castle U.S. Holding Corp. (CCC-/Caa3)
3,965,000	9.500	02/15/28	1,809,388
Rackspace Finance LLC (B-/Caa1)
2,366,000	3.500	05/15/28	1,183,781

			11,616,299

Transportation(e)(f)(g) – 0.1%
Rand Parent LLC (BB-/Ba1)
2,705,000	8.500	02/15/30	2,755,665

TOTAL CORPORATE OBLIGATIONS (Cost $132,397,293)			$120,751,643

Asset-Backed Securities(b)(e)(f) – 1.3%

Collateralized Loan Obligations – 1.3%
Golub Capital Partners 48 LP Series 2020-48A, Class D (BBB-/NR) (3 mo. USD Term SOFR + 4.062%)
$5,400,000	9.347%	04/17/33	$5,409,682
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class D1 (NR/NR) (3 mo. USD Term SOFR + 3.200%)
2,000,000	8.515	07/25/37	1,998,632
ICG U.S. CLO Ltd. Series 2015-2RA, Class C (NR/Baa3) (3 mo. USD Term SOFR + 3.762%)
2,100,000	9.048	01/16/33	2,103,129
TCW CLO AMR Ltd. Series 2019-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.932%)
4,900,000	9.027	08/16/34	4,905,513
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.982%)
4,000,000	9.261	04/18/36	3,954,088

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b)(e)(f) – (continued)

Collateralized Loan Obligations – (continued)
Tralee CLO V Ltd. Series 2018-5A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 4.072%)
$7,000,000	9.354%	10/20/34	$6,757,520

TOTAL ASSET-BACKED SECURITIES (Cost $25,186,997)			$25,128,564

Shares	Description		Value

Common Stocks(h) – 0.5%

Aerospace & Defense – 0.2%
204,620	Swissport Ltd.		$3,598,808

Media – 0.2%
162,749	Bright Pattern Holdco(c)		163
579,399	Clear Channel Outdoor Holdings, Inc.		927,038
591,024	National CineMedia, Inc.		4,166,719

			5,093,920

Software(c) – 0.0%
229	Travelport LLC		48,777

Specialty Retail(c) – 0.1%
9,541	Neiman Marcus Group Ltd. LLC		1,135,379

TOTAL COMMON STOCKS (Cost $16,248,818)			$9,876,884

Units	Expiration Date		Value

Warrants(h) – 0.1%

Aspect Software, Inc. (NR/NR)(c)
162,749			$163
Cineworld Group PLC (NR/NR)
50,868			1,007,843
Noble Corp. PLC (NR/NR)
6,346	02/04/28		101,790

(Cost $15,866)

TOTAL WARRANTS (Cost $785,878)			$1,109,796

Shares	Dividend Rate		Value

Preferred Stocks(c)(h) – 0.0%

Post Secondary Education – 0.0%
Travelport LLC
163	0.000		$163,000

(Cost $163,000)

Shares	Description	Value

Exchange Traded Funds – 3.0%

1,199,554	Invesco Senior Loan ETF (NR/NR)	$25,202,630
129,178	iShares iBoxx $ High Yield Corporate Bond ETF (NR/NR)	10,372,993
596,053	SPDR Blackstone Senior Loan ETF (NR/NR)	24,891,173

TOTAL EXCHANGE TRADED FUNDS (Cost $59,529,250)		$60,466,796

Shares	Dividend Rate	Value

Investment Company(i) – 2.1%

Goldman Sachs Financial Square Government Fund — Institutional Shares
41,646,579	4.854%	$41,646,579
(Cost $41,646,579)

Securities Lending Reinvestment Vehicle(i) – 0.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
11,052,718	4.854%	$11,052,718
(Cost $11,052,718)

TOTAL INVESTMENTS – 98.8% (Cost $2,039,889,992)		$1,978,543,452

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		$23,423,985

NET ASSETS – 100.0%		$2,001,967,437

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	All or a portion of security is on loan.

(h)	Security is currently in default and/or non-income producing.

(i)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from S&P’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Epicor Software Corp. (B-/B2), due 05/30/31	$640,459	$640,677	$(3,357)

Groundworks LLC (B/B3), due 03/14/31	865,026	854,739	(6,190)

TOTAL			$(9,547)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	4,889,606	EUR	4,381,843	10/24/24	$6,657

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	4,606,199	USD	5,133,176	10/24/24	$(213)
	USD	72,263,952	EUR	66,267,899	10/24/24	(1,582,332)

TOTAL						$(1,582,545)

Currency Abbreviations:
EUR —Euro
GBP —British Pound
USD —U.S. Dollar

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NR	—Not Rated
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
SPX	—S&P 500 Index
USD	—U.S. Dollar

Abbreviation:
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 91.6%

Aerospace & Defense – 2.1%
Boeing Co. (a)
$525,000	2.196%		02/04/26	$505,848
1,950,000	3.450		11/01/28	1,832,415
480,000	5.150		05/01/30	481,070
2,120,000	6.528	(b)	05/01/34	2,274,463
1,375,000	3.250		02/01/35	1,119,236
500,000	3.550		03/01/38	390,380
1,306,000	3.375		06/15/46	884,698
575,000	3.625		03/01/48	397,440
900,000	3.850		11/01/48	641,592
634,000	6.858	(b)	05/01/54	695,346
Howmet Aerospace, Inc. (a)
802,000	4.850		10/15/31	819,652
RTX Corp.
1,975,000	4.125	(a)	11/16/28	1,968,976
625,000	6.100	(a)	03/15/34	689,725
695,000	4.875		10/15/40	680,711

				13,381,552

Agriculture(a) – 1.9%
Altria Group, Inc.
975,000	4.800		02/14/29	986,798
BAT Capital Corp.
875,000	3.215		09/06/26	856,406
200,000	3.557		08/15/27	195,910
1,350,000	2.259		03/25/28	1,255,405
1,000,000	6.343		08/02/30	1,082,670
5,855,000	6.000		02/20/34	6,255,716
Bunge Ltd. Finance Corp.
831,000	4.200		09/17/29	828,615
830,000	4.650		09/17/34	828,216

				12,289,736

Automotive(a) – 2.7%
Ford Motor Credit Co. LLC
210,000	3.375		11/13/25	205,955
586,000	5.850		05/17/27	596,753
General Motors Co.
2,925,000	6.800		10/01/27	3,096,522
General Motors Financial Co., Inc.
4,365,000	5.250		03/01/26	4,395,555
2,575,000	1.500		06/10/26	2,450,190
400,000	2.700		08/20/27	380,776
775,000	3.850		01/05/28	757,686
Hyundai Capital America (b)
1,450,000	5.600		03/30/28	1,497,125
2,188,000	5.700		06/26/30	2,297,466
1,350,000	6.200		09/21/30	1,455,219

				17,133,247

Banks – 23.1%
Banco Santander SA
1,600,000	6.921		08/08/33	1,768,496
(1 yr. CMT + 1.600%)
400,000	3.225	(a)(c)	11/22/32	353,892

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Bank of America Corp. (a)(c)
(3 mo. USD Term SOFR + 1.252%)
$275,000	2.496%		02/13/31	$249,057
(3 mo. USD Term SOFR + 1.302%)
2,863,000	3.419		12/20/28	2,786,014
(3 mo. USD Term SOFR + 1.332%)
5,356,000	3.970		03/05/29	5,292,424
(3 mo. USD Term SOFR + 1.572%)
1,950,000	4.271		07/23/29	1,944,247
(3 mo. USD Term SOFR + 4.436%)
1,562,000	6.500		10/23/24	1,561,328
(5 yr. CMT + 1.200%)
1,025,000	2.482		09/21/36	865,079
(Secured Overnight Financing Rate + 1.330%)
1,100,000	2.972		02/04/33	985,468
(Secured Overnight Financing Rate + 1.570%)
1,615,000	5.819		09/15/29	1,699,707
(Secured Overnight Financing Rate + 1.630%)
1,210,000	5.202		04/25/29	1,244,086
(Secured Overnight Financing Rate + 1.830%)
8,215,000	4.571		04/27/33	8,167,928
Bank of New York Mellon Corp. (a)(c) (5 yr. CMT + 4.358%)
1,170,000	4.700		09/20/25	1,161,857
Barclays PLC
425,000	5.200		05/12/26	427,754
1,850,000	4.836	(a)	05/09/28	1,851,147
(Secured Overnight Financing Rate + 1.560%)
1,135,000	4.942	(a)(c)	09/10/30	1,145,272
BNP Paribas SA (a)(b)(c)
(1 yr. CMT + 1.500%)
1,680,000	5.335		06/12/29	1,730,114
(Secured Overnight Financing Rate + 1.004%)
4,225,000	1.323		01/13/27	4,048,479
(Secured Overnight Financing Rate + 1.507%)
370,000	3.052		01/13/31	341,192
BPCE SA (b)
1,350,000	4.625		09/12/28	1,346,773
(Secured Overnight Financing Rate + 1.730%)
1,050,000	3.116	(a)(c)	10/19/32	905,331
(Secured Overnight Financing Rate + 2.865%)
1,690,000	5.748	(a)(c)	07/19/33	1,746,074
Citigroup, Inc.
925,000	4.750		05/18/46	867,557
(3 mo. USD Term SOFR + 1.825%)
2,598,000	3.887	(a)(c)	01/10/28	2,571,682
(5 yr. CMT + 1.730%)
830,000	5.411	(a)(c)	09/19/39	827,386
(Secured Overnight Financing Rate + 0.765%)
600,000	1.122	(a)(c)	01/28/27	574,032
(Secured Overnight Financing Rate + 1.351%)
75,000	3.057	(a)(c)	01/25/33	66,976
(Secured Overnight Financing Rate + 1.422%)
1,025,000	2.976	(a)(c)	11/05/30	952,768
(Secured Overnight Financing Rate + 1.447%)
1,535,000	5.449	(a)(c)	06/11/35	1,601,911

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 2.338%)
$1,645,000	6.270	%(a)(c)	11/17/33	$1,806,638
(Secured Overnight Financing Rate + 3.914%)
675,000	4.412	(a)(c)	03/31/31	670,052
Citizens Financial Group, Inc. (a)(c) (Secured Overnight Financing Rate + 2.010%)
3,075,000	5.841		01/23/30	3,198,769
Comerica, Inc. (a)(c) (Secured Overnight Financing Rate + 2.155%)
10,000	5.982		01/30/30	10,307
Credit Agricole SA
1,950,000	4.375		03/17/25	1,939,236
725,000	5.514	(b)	07/05/33	768,710
(5 yr. USD Swap + 6.185%)
1,290,000	8.125	(a)(b)(c)	12/23/25	1,324,366
Discover Bank (a)
1,500,000	4.650		09/13/28	1,499,220
Fifth Third Bancorp (a)(c) (Secured Overnight Financing Rate + 1.486%)
782,000	4.895		09/06/30	791,423
HSBC Bank USA NA
800,000	5.625		08/15/35	837,088
HSBC Holdings PLC
600,000	7.625		05/17/32	683,754
(Secured Overnight Financing Rate + 1.929%)
925,000	2.099	(a)(c)	06/04/26	907,268
(Secured Overnight Financing Rate + 2.870%)
216,000	5.402	(a)(c)	08/11/33	223,763
Huntington Bancshares, Inc. (a)(c) (Secured Overnight Financing Rate + 2.020%)
3,035,000	6.208		08/21/29	3,210,484
ING Groep NV (a)(c)
(5 yr. USD Swap + 4.446%)
1,310,000	6.500		04/16/25	1,308,611
(Secured Overnight Financing Rate + 1.005%)
1,725,000	1.726		04/01/27	1,655,431
(Secured Overnight Financing Rate + 1.440%)
1,620,000	5.335		03/19/30	1,676,619
JPMorgan Chase & Co. (a)(c)
(3 mo. USD Term SOFR + 1.622%)
875,000	3.882		07/24/38	799,514
(3 mo. USD Term SOFR + 2.515%)
3,650,000	2.956		05/13/31	3,359,168
(Secured Overnight Financing Rate + 1.800%)
11,324,000	4.586		04/26/33	11,324,113
(Secured Overnight Financing Rate + 2.080%)
180,000	4.912		07/25/33	183,877
KeyCorp (a)(c) (Secured Overnight Financing Rate + 1.250%)
2,775,000	6.277		05/23/25	2,782,215
Lloyds Banking Group PLC
1,575,000	4.582		12/10/25	1,569,582
(1 yr. CMT + 0.850%)
350,000	1.627	(a)(c)	05/11/27	334,453

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
M&T Bank Corp. (a)(c) (Secured Overnight Financing Rate + 2.260%)
$3,355,000	6.082%		03/13/32	$3,548,013
Macquarie Group Ltd. (a)(b)(c) (3 mo. USD LIBOR + 1.372%)
1,900,000	3.763		11/28/28	1,860,328
(Secured Overnight Financing Rate + 1.069%)
2,200,000	1.340		01/12/27	2,110,042
Morgan Stanley (a)(c)
2,720,000	3.971		07/22/38	2,469,624
(Secured Overnight Financing Rate + 1.143%)
650,000	2.699		01/22/31	595,511
(Secured Overnight Financing Rate + 1.360%)
725,000	2.484		09/16/36	606,774
(Secured Overnight Financing Rate + 1.590%)
1,645,000	5.164		04/20/29	1,690,616
(Secured Overnight Financing Rate + 1.630%)
6,385,000	5.449		07/20/29	6,631,206
(Secured Overnight Financing Rate + 1.730%)
255,000	5.466		01/18/35	266,618
(Secured Overnight Financing Rate + 2.076%)
2,181,000	4.889		07/20/33	2,208,568
NatWest Group PLC (a)(c) (5 yr. USD Swap + 5.720%)
1,305,000	8.000		08/10/25	1,325,097
Regions Financial Corp. (a)(c) (Secured Overnight Financing Rate + 1.490%)
1,975,000	5.722		06/06/30	2,046,100
Santander U.K. Group Holdings PLC (a)(c)
(3 mo. USD LIBOR + 1.400%)
325,000	3.823		11/03/28	317,857
(Secured Overnight Financing Rate + 1.220%)
550,000	2.469		01/11/28	523,666
Shinhan Bank Co. Ltd. (b)
260,000	4.500		04/12/28	262,275
Societe Generale SA (b)
1,229,000	7.367		01/10/53	1,283,518
Truist Financial Corp. (a)(c)
(5 yr. CMT + 4.605%)
1,525,000	4.950		09/01/25	1,516,475
(Secured Overnight Financing Rate + 1.922%)
685,000	5.711		01/24/35	721,832
(Secured Overnight Financing Rate + 2.050%)
700,000	6.047		06/08/27	718,382
U.S. Bancorp (a)(c) (Secured Overnight Financing Rate + 2.020%)
1,260,000	5.775		06/12/29	1,320,253
UBS Group AG (a)(b)
7,097,000	4.282		01/09/28	7,041,501
(5 yr. CMT + 4.758%)
405,000	9.250	(c)	11/13/33	477,499
(Secured Overnight Financing Rate + 0.980%)
4,925,000	1.305	(c)	02/02/27	4,707,758
(Secured Overnight Financing Rate + 3.340%)
1,300,000	6.373	(c)	07/15/26	1,314,274
(Secured Overnight Financing Rate + 5.020%)
1,875,000	9.016	(c)	11/15/33	2,370,469

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Wells Fargo & Co. (a)(c)
(3 mo. USD Term SOFR + 1.572%)
$498,000	3.584%		05/22/28	$488,374
(Secured Overnight Financing Rate + 1.510%)
1,325,000	3.526		03/24/28	1,299,997
(Secured Overnight Financing Rate + 2.100%)
3,403,000	4.897		07/25/33	3,442,475
Wells Fargo Bank NA
824,000	5.950		08/26/36	899,429
Westpac Banking Corp. (a)(c)
(5 yr. CMT + 1.350%)
375,000	2.894		02/04/30	371,843
(5 yr. CMT + 2.000%)
1,300,000	4.110		07/24/34	1,256,541
(5 yr. USD SOFR ICE Swap Rate + 2.236%)
125,000	4.322		11/23/31	124,101

				147,765,708

Beverages – 2.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (a)
4,438,000	4.700		02/01/36	4,454,066
Anheuser-Busch InBev Finance, Inc. (a)
600,000	4.700		02/01/36	602,520
Anheuser-Busch InBev Worldwide, Inc.
180,000	8.200		01/15/39	242,087
175,000	5.450	(a)	01/23/39	187,156
Bacardi Ltd. (a)(b)
2,275,000	4.700		05/15/28	2,272,679
700,000	5.300		05/15/48	661,353
Bacardi Ltd./Bacardi-Martini BV (a)(b)
1,475,000	5.900		06/15/43	1,514,633
Constellation Brands, Inc. (a)
450,000	4.350		05/09/27	451,201
350,000	4.650		11/15/28	354,249
455,000	4.800		01/15/29	463,081
1,256,000	4.750		05/09/32	1,265,244
50,000	4.500		05/09/47	45,101
JDE Peet’s NV (a)(b)
1,970,000	2.250		09/24/31	1,648,417

				14,161,787

Biotechnology(a) – 1.4%
Amgen, Inc.
665,000	5.250		03/02/30	693,489
5,000,000	4.200		03/01/33	4,855,200
1,773,000	5.250		03/02/33	1,845,480
Royalty Pharma PLC
1,436,000	5.400		09/02/34	1,472,805

				8,866,974

Building Materials(a) – 0.3%
Carrier Global Corp.
978,000	5.900		03/15/34	1,067,096

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Building Materials(a) – (continued)
Fortune Brands Innovations, Inc.
$672,000	4.000%	03/25/32	$640,477
Owens Corning
422,000	5.950	06/15/54	447,919

			2,155,492

Chemicals(a) – 1.2%
Celanese U.S. Holdings LLC
1,240,000	6.165	07/15/27	1,285,396
715,000	6.350	11/15/28	755,440
1,250,000	6.550	11/15/30	1,348,125
DuPont de Nemours, Inc.
76,000	5.319	11/15/38	82,836
850,000	5.419	11/15/48	939,956
Huntsman International LLC
1,050,000	4.500	05/01/29	1,031,489
International Flavors & Fragrances, Inc. (b)
385,000	2.300	11/01/30	337,564
1,075,000	3.268	11/15/40	823,859
LYB International Finance BV
725,000	4.875	03/15/44	673,677
Sherwin-Williams Co.
475,000	4.000	12/15/42	405,826

			7,684,168

Commercial Services – 1.1%
Ashtead Capital, Inc. (a)(b)
925,000	1.500	08/12/26	874,171
525,000	2.450	08/12/31	448,922
456,000	5.800	04/15/34	476,693
DP World Ltd.
360,000	5.625	09/25/48	359,280
Global Payments, Inc. (a)
1,150,000	4.450	06/01/28	1,145,941
GXO Logistics, Inc. (a)
2,573,000	2.650	07/15/31	2,192,839
887,000	6.500	05/06/34	943,928
Quanta Services, Inc. (a)
736,000	5.250	08/09/34	752,089

			7,193,863

Computers – 0.6%
Dell International LLC/EMC Corp. (a)
375,000	4.900	10/01/26	379,061
225,000	6.200	07/15/30	244,598
Dell, Inc.
2,075,000	7.100	04/15/28	2,253,907
Hewlett Packard Enterprise Co. (a)
905,000	5.000	10/15/34	896,140
341,000	6.200	10/15/35	371,734

			4,145,440

Diversified Financial Services – 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (a)
725,000	6.450	04/15/27	759,735

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
$850,000	4.625%		10/15/27	$854,922
775,000	3.000		10/29/28	732,081
Air Lease Corp. (a)
2,150,000	3.375		07/01/25	2,125,490
3,525,000	2.875		01/15/26	3,452,314
1,475,000	3.750		06/01/26	1,458,790
325,000	3.625		04/01/27	320,047
Ally Financial, Inc.
950,000	4.625		03/30/25	946,466
1,335,000	4.750	(a)	06/09/27	1,333,732
1,575,000	2.200	(a)	11/02/28	1,416,728
Aviation Capital Group LLC (a)(b)
2,675,000	1.950		01/30/26	2,576,827
Avolon Holdings Funding Ltd. (a)(b)
3,750,000	4.250		04/15/26	3,711,787
1,450,000	3.250		02/15/27	1,398,641
Capital One Financial Corp. (a)(c) (Secured Overnight Financing Rate + 3.070%)
1,165,000	7.624		10/30/31	1,324,605
Charles Schwab Corp. (a)(c)
(5 yr. CMT + 4.971%)
583,000	5.375		06/01/25	582,405
Discover Financial Services (a)
800,000	4.100		02/09/27	792,880
Intercontinental Exchange, Inc. (a)
350,000	3.625		09/01/28	342,717
Jefferies Financial Group, Inc. (a)
1,220,000	6.200		04/14/34	1,306,193
Macquarie Airfinance Holdings Ltd. (a)(b)
135,000	6.400		03/26/29	140,570
Nomura Holdings, Inc.
2,375,000	1.653		07/14/26	2,258,862

				27,835,792

Electrical – 3.7%
American Electric Power Co., Inc. (a)
350,000	2.300		03/01/30	314,293
Berkshire Hathaway Energy Co.
767,000	6.125		04/01/36	847,113
500,000	2.850	(a)	05/15/51	338,040
CMS Energy Corp. (a)
500,000	4.875		03/01/44	478,845
Dominion Energy, Inc. (a)
925,000	3.375		04/01/30	876,835
DTE Energy Co. (a)
4,736,000	4.875		06/01/28	4,837,114
Duke Energy Corp. (a)
400,000	4.800		12/15/45	371,136
Duquesne Light Holdings, Inc. (a)(b)
1,075,000	2.532		10/01/30	946,806
Emera U.S. Finance LP (a)
575,000	3.550		06/15/26	564,340
ITC Holdings Corp. (a)(b)
673,000	2.950		05/14/30	621,233
NextEra Energy Capital Holdings, Inc. (a)
2,055,000	1.900		06/15/28	1,894,504

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
Pacific Gas & Electric Co. (a)
$250,000	2.950%		03/01/26	$244,030
675,000	2.100		08/01/27	632,887
PacifiCorp (a)
2,090,000	5.800		01/15/55	2,193,748
Progress Energy, Inc.
1,400,000	7.000		10/30/31	1,594,334
Public Service Electric & Gas Co. (a)
975,000	3.950		05/01/42	851,614
Sempra (a)
1,125,000	3.800		02/01/38	983,126
Southern California Edison Co. (a)
1,325,000	4.200		03/01/29	1,319,978
275,000	4.050		03/15/42	237,135
Vistra Operations Co. LLC (a)(b)
975,000	4.300		07/15/29	955,802
Xcel Energy, Inc. (a)
2,380,000	3.350		12/01/26	2,332,281

				23,435,194

Electronics(a) – 0.1%
Allegion U.S. Holding Co., Inc.
460,000	5.600		05/29/34	481,174

Engineering & Construction(a) – 0.3%
MasTec, Inc.
551,000	5.900		06/15/29	573,938
Mexico City Airport Trust
240,000	3.875	(b)	04/30/28	229,954
800,000	5.500		07/31/47	686,248
220,000	5.500	(b)	07/31/47	188,718

				1,678,858

Entertainment(a) – 0.4%
Warnermedia Holdings, Inc.
2,616,000	4.279		03/15/32	2,323,374

Environmental(a) – 0.3%
Veralto Corp.
775,000	5.500		09/18/26	791,949
1,355,000	5.450		09/18/33	1,419,878

				2,211,827

Food & Drug Retailing(a) – 2.3%
Campbell Soup Co.
1,264,000	5.400		03/21/34	1,323,446
957,000	4.750		03/23/35	953,421
Grupo Bimbo SAB de CV
1,070,000	4.700		11/10/47	970,356
J.M. Smucker Co.
4,530,000	6.200		11/15/33	5,012,309
Kellanova
919,000	5.750		05/16/54	995,709
Kroger Co.
5,071,000	5.000		09/15/34	5,115,422

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing(a) – (continued)
Sysco Corp.
$150,000	6.600%		04/01/40	$169,944
75,000	4.450		03/15/48	66,239

				14,606,846

Hand/Machine Tools(a) – 0.4%
Regal Rexnord Corp.
2,654,000	6.300		02/15/30	2,820,326

Healthcare Providers & Services – 5.3%
Centene Corp. (a)
950,000	4.250		12/15/27	933,537
CommonSpirit Health
150,000	4.350		11/01/42	134,129
510,000	6.461	(a)	11/01/52	592,740
GE HealthCare Technologies, Inc. (a)
4,900,000	5.650		11/15/27	5,093,844
HCA, Inc. (a)
4,800,000	5.250		06/15/26	4,834,944
2,205,000	3.500		09/01/30	2,077,816
1,145,000	5.500		06/01/33	1,188,705
Humana, Inc. (a)
1,395,000	5.375		04/15/31	1,444,020
1,075,000	5.950		03/15/34	1,150,024
Icon Investments Six DAC (a)
1,095,000	5.849		05/08/29	1,150,812
IQVIA, Inc. (a)
1,140,000	6.250		02/01/29	1,212,037
Novant Health, Inc. (a)
710,000	3.168		11/01/51	512,329
Revvity, Inc. (a)
1,405,000	1.900		09/15/28	1,279,674
1,200,000	3.300		09/15/29	1,133,232
Solventum Corp. (a)(b)
2,155,000	5.400		03/01/29	2,217,042
3,055,000	5.600		03/23/34	3,164,491
STERIS Irish FinCo UnLtd Co. (a)
218,000	2.700		03/15/31	194,170
UnitedHealth Group, Inc.
1,100,000	5.800		03/15/36	1,211,859
1,074,000	5.625	(a)	07/15/54	1,151,586
2,625,000	6.050	(a)	02/15/63	2,964,754

				33,641,745

Insurance – 1.3%
American International Group, Inc.
700,000	6.250		05/01/36	780,374
598,000	4.500	(a)	07/16/44	547,062
Arch Capital Finance LLC (a)
400,000	4.011		12/15/26	397,856
Arch Capital Group Ltd.
595,000	7.350		05/01/34	705,051
Hartford Financial Services Group, Inc.
200,000	6.625		04/15/42	225,424

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
Principal Financial Group, Inc.
$150,000	6.050%		10/15/36	$165,135
Prudential Financial, Inc.
1,850,000	5.700		12/14/36	2,016,667
QBE Insurance Group Ltd. (a)(b)(c) (5 yr. CMT + 5.513%)
1,590,000	5.875		05/12/25	1,586,438
Teachers Insurance & Annuity Association of America (b)
890,000	4.900		09/15/44	852,754
Willis North America, Inc. (a)
1,200,000	2.950		09/15/29	1,114,104

				8,390,865

Internet(a) – 1.0%
Expedia Group, Inc.
75,000	3.250		02/15/30	70,763
196,000	2.950		03/15/31	178,339
Netflix, Inc. (b)
4,435,000	4.875		06/15/30	4,573,416
Prosus NV
200,000	3.680	(b)	01/21/30	188,250
200,000	3.680		01/21/30	188,250
580,000	3.061		07/13/31	511,306
Uber Technologies, Inc.
858,000	4.800		09/15/34	857,022

				6,567,346

Investment Companies(a) – 0.7%
Blackstone Private Credit Fund
2,425,000	2.625		12/15/26	2,292,765
125,000	3.250		03/15/27	119,093
Blue Owl Credit Income Corp. (b)
1,685,000	5.800		03/15/30	1,669,245
JAB Holdings BV (b)
700,000	2.200		11/23/30	599,039

				4,680,142

Iron/Steel – 0.6%
ArcelorMittal SA
950,000	4.550		03/11/26	949,297
POSCO (b)
240,000	5.750		01/17/28	248,489
Steel Dynamics, Inc. (a)
1,950,000	1.650		10/15/27	1,805,232
Vale Overseas Ltd. (a)
860,000	6.400		06/28/54	903,172

				3,906,190

Lodging(a) – 0.9%
Choice Hotels International, Inc.
409,000	3.700		01/15/31	378,153
712,000	5.850		08/01/34	733,403
Hyatt Hotels Corp.
1,963,000	5.500		06/30/34	2,003,438
Marriott International, Inc.
543,000	4.000		04/15/28	537,157

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Lodging(a) – (continued)
$1,350,000	5.550%	10/15/28	$1,412,708
675,000	4.650	12/01/28	681,392

			5,746,251

Machinery - Construction & Mining(a)(b) – 0.1%
Weir Group PLC
925,000	2.200	05/13/26	889,702

Machinery-Diversified(a) – 0.6%
AGCO Corp.
1,230,000	5.800	03/21/34	1,286,396
Ingersoll Rand, Inc.
475,000	5.314	06/15/31	496,731
Nordson Corp.
2,075,000	5.800	09/15/33	2,239,049

			4,022,176

Media – 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital (a)
2,217,000	4.908	07/23/25	2,213,785
1,050,000	3.750	02/15/28	1,007,559
5,125,000	4.200	03/15/28	4,985,856
256,000	6.650	02/01/34	267,638
625,000	6.384	10/23/35	638,031
Comcast Corp. (a)
1,280,000	5.300	06/01/34	1,346,842
475,000	3.750	04/01/40	410,913
Discovery Communications LLC (a)
3,125,000	4.900	03/11/26	3,122,812
Time Warner Cable Enterprises LLC
1,600,000	8.375	07/15/33	1,836,608
Time Warner Cable LLC (a)
675,000	5.875	11/15/40	611,240
Walt Disney Co.
1,400,000	6.400	12/15/35	1,607,186

			18,048,470

Mining(b) – 0.5%
Glencore Finance Canada Ltd.
525,000	5.550	10/25/42	524,885
Glencore Funding LLC (a)
1,075,000	4.000	03/27/27	1,064,787
925,000	2.850	04/27/31	827,015
725,000	2.625	09/23/31	635,158

			3,051,845

Miscellaneous Manufacturing – 0.4%
GE Capital International Funding Co. Unlimited Co.
860,000	4.418	11/15/35	840,762
General Electric Co.
1,294,000	5.875	01/14/38	1,419,324

			2,260,086

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Multi-National(a)(b) – 0.0%
African Export-Import Bank
$200,000	3.798%		05/17/31	$177,462

Oil Field Services – 2.7%
Aker BP ASA (a)(b)
1,043,000	2.000		07/15/26	997,671
Continental Resources, Inc. (a)
25,000	4.375		01/15/28	24,642
925,000	5.750	(b)	01/15/31	946,303
Diamondback Energy, Inc. (a)
2,215,000	6.250		03/15/33	2,389,010
890,000	5.400		04/18/34	908,441
Marathon Oil Corp.
375,000	5.300	(a)	04/01/29	388,961
900,000	6.800		03/15/32	1,017,369
Marathon Petroleum Corp. (a)
2,095,000	3.800		04/01/28	2,059,406
Occidental Petroleum Corp. (a)
2,500,000	8.875		07/15/30	2,948,375
575,000	5.550		10/01/34	583,913
Ovintiv, Inc.
800,000	5.375	(a)	01/01/26	805,176
1,025,000	8.125		09/15/30	1,191,716
Pertamina Persero PT (a)
370,000	4.175		01/21/50	306,623
QatarEnergy (a)(b)
200,000	3.125		07/12/41	158,482
Reliance Industries Ltd. (b)
890,000	3.625		01/12/52	673,392
Saudi Arabian Oil Co.
1,100,000	3.500		04/16/29	1,059,781
240,000	5.750	(a)(b)	07/17/54	242,880
Shell International Finance BV
225,000	6.375		12/15/38	261,401

				16,963,542

Packaging(a) – 0.6%
Berry Global, Inc.
1,800,000	1.570		01/15/26	1,732,500
1,225,000	1.650		01/15/27	1,150,165
Smurfit Kappa Treasury ULC (b)
910,000	5.200		01/15/30	939,183

				3,821,848

Pharmaceuticals(a) – 3.0%
AbbVie, Inc.
301,000	4.050		11/21/39	278,031
Bristol-Myers Squibb Co.
859,000	5.200		02/22/34	905,231
970,000	6.250		11/15/53	1,123,250
2,365,000	5.550		02/22/54	2,507,893
Cardinal Health, Inc.
1,160,000	5.450		02/15/34	1,213,940
Cencora, Inc.
212,000	5.125		02/15/34	218,377

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals(a) – (continued)
Cigna Group
$1,581,000	4.800%		08/15/38	$1,538,550
1,675,000	4.900		12/15/48	1,577,013
CVS Health Corp.
1,125,000	4.875		07/20/35	1,101,431
3,459,000	4.780		03/25/38	3,266,092
Perrigo Finance Unlimited Co.
1,425,000	4.375		03/15/26	1,425,000
Pfizer Investment Enterprises Pte. Ltd.
3,655,000	5.300		05/19/53	3,780,001

				18,934,809

Pipelines – 4.7%
Abu Dhabi Crude Oil Pipeline LLC (b)
490,000	4.600		11/02/47	460,370
Columbia Pipelines Operating Co. LLC (a)(b)
1,010,000	6.036		11/15/33	1,079,831
Enbridge, Inc. (a)
2,025,000	1.600		10/04/26	1,921,988
940,000	6.200		11/15/30	1,023,519
939,000	5.700		03/08/33	990,006
Energy Transfer LP (a)
550,000	5.950		12/01/25	556,028
2,922,000	3.900		07/15/26	2,896,316
300,000	5.500		06/01/27	307,713
354,000	4.950		05/15/28	359,317
650,000	7.375	(b)	02/01/31	691,750
1,472,000	6.550		12/01/33	1,625,633
456,000	5.150		03/15/45	425,033
Enterprise Products Operating LLC
2,200,000	6.875		03/01/33	2,527,250
Galaxy Pipeline Assets Bidco Ltd. (b)
200,000	2.625		03/31/36	170,750
Kinder Morgan Energy Partners LP
1,100,000	7.750		03/15/32	1,286,252
650,000	6.550		09/15/40	706,407
MPLX LP (a)
950,000	4.500		04/15/38	877,752
520,000	5.500		02/15/49	505,783
ONEOK, Inc. (a)
1,668,000	5.550		11/01/26	1,705,930
2,245,000	4.550		07/15/28	2,256,292
Plains All American Pipeline LP/PAA Finance Corp. (a)
1,917,000	4.650		10/15/25	1,915,045
Sabine Pass Liquefaction LLC (a)
900,000	5.000		03/15/27	911,853
Valero Energy Partners LP (a)
675,000	4.500		03/15/28	676,816
Western Midstream Operating LP (a)
2,307,000	5.450		04/01/44	2,180,415
Williams Cos., Inc. (a)
2,000,000	4.650		08/15/32	1,986,480

				30,044,529

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate(a) – 0.4%
CBRE Services, Inc.
$450,000	5.500%	04/01/29	$469,359
1,760,000	5.950	08/15/34	1,889,378

			2,358,737

Real Estate Investment Trust(a) – 4.8%
Agree LP
295,000	4.800	10/01/32	292,531
695,000	5.625	06/15/34	727,053
American Homes 4 Rent LP
225,000	2.375	07/15/31	193,572
American Tower Corp.
2,475,000	3.375	10/15/26	2,431,465
Cousins Properties LP
1,738,000	5.875	10/01/34	1,783,501
Crown Castle, Inc.
3,025,000	4.000	03/01/27	3,002,917
Essex Portfolio LP
2,375,000	3.000	01/15/30	2,208,299
GLP Capital LP/GLP Financing II, Inc.
2,886,000	5.375	04/15/26	2,898,612
830,000	6.750	12/01/33	912,469
Healthcare Realty Holdings LP
875,000	2.050	03/15/31	719,775
Highwoods Realty LP
1,585,000	7.650	02/01/34	1,820,436
Host Hotels & Resorts LP
480,000	5.700	07/01/34	495,624
Invitation Homes Operating Partnership LP
600,000	2.300	11/15/28	549,642
1,505,000	5.450	08/15/30	1,568,165
Kilroy Realty LP
670,000	6.250	01/15/36	686,120
Kimco Realty OP LLC
2,125,000	3.800	04/01/27	2,098,735
NNN REIT, Inc.
1,300,000	3.600	12/15/26	1,283,412
870,000	5.600	10/15/33	910,629
Phillips Edison Grocery Center Operating Partnership I LP
900,000	5.750	07/15/34	938,862
425,000	4.950	01/15/35	417,435
Prologis Targeted U.S. Logistics Fund LP (b)
1,105,000	5.500	04/01/34	1,155,996
Realty Income Corp.
1,125,000	4.000	07/15/29	1,106,629
Regency Centers LP
330,000	5.100	01/15/35	335,788
Retail Opportunity Investments Partnership LP
1,228,000	6.750	10/15/28	1,318,639
Simon Property Group LP
850,000	2.250	01/15/32	732,181
WP Carey, Inc.
50,000	2.400	02/01/31	43,580

			30,632,067

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Retailing(a) – 1.2%
7-Eleven, Inc. (b)
$1,280,000	2.500%	02/10/41	$896,294
AutoNation, Inc.
702,000	4.500	10/01/25	698,897
1,425,000	4.750	06/01/30	1,419,870
25,000	2.400	08/01/31	21,185
CK Hutchison International 23 Ltd. (b)
220,000	4.750	04/21/28	222,611
Dollar General Corp.
736,000	3.500	04/03/30	692,856
1,500,000	5.450	07/05/33	1,528,140
Lowe’s Cos., Inc.
875,000	1.700	09/15/28	797,370
1,950,000	4.250	04/01/52	1,649,330

			7,926,553

Savings & Loans(a)(b)(c) – 0.4%
Nationwide Building Society (3 mo. USD LIBOR + 1.855%)
2,525,000	3.960	07/18/30	2,455,159

Semiconductors(a) – 2.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.
1,225,000	3.875	01/15/27	1,216,695
Broadcom, Inc. (b)
2,130,000	2.600	02/15/33	1,823,876
1,025,000	3.419	04/15/33	931,161
1,674,000	3.469	04/15/34	1,508,542
3,289,000	3.137	11/15/35	2,811,963
1,706,000	3.187	11/15/36	1,445,050
Intel Corp.
549,000	5.150	02/21/34	554,775
NXP BV/NXP Funding LLC/NXP USA, Inc.
1,050,000	3.875	06/18/26	1,041,453
525,000	4.400	06/01/27	526,213
450,000	3.400	05/01/30	425,129
1,301,000	5.000	01/15/33	1,316,391

			13,601,248

Software(a) – 3.5%
Atlassian Corp.
1,287,000	5.500	05/15/34	1,345,932
Cadence Design Systems, Inc.
938,000	4.700	09/10/34	943,140
Constellation Software, Inc. (b)
1,555,000	5.461	02/16/34	1,627,541
MSCI, Inc. (b)
1,945,000	3.875	02/15/31	1,840,476
1,280,000	3.250	08/15/33	1,126,579
Oracle Corp.
2,062,000	2.950	04/01/30	1,918,299
825,000	4.650	05/06/30	840,436
3,200,000	2.875	03/25/31	2,910,752
1,100,000	6.250	11/09/32	1,216,842
837,000	4.900	02/06/33	851,639
425,000	3.600	04/01/40	353,473

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Software(a) – (continued)
$1,500,000	4.000%		11/15/47	$1,233,225
2,775,000	6.900		11/09/52	3,340,378
Roper Technologies, Inc.
894,000	4.750		02/15/32	904,057
VMware LLC
1,075,000	1.800		08/15/28	977,734
Workday, Inc.
700,000	3.800		04/01/32	663,502

				22,094,005

Telecommunication Services – 4.6%
AT&T, Inc. (a)
6,017,000	3.800		02/15/27	5,967,781
875,000	2.250		02/01/32	750,829
1,350,000	4.500		05/15/35	1,314,833
175,000	4.900		08/15/37	173,719
925,000	4.850		03/01/39	906,287
886,000	4.750		05/15/46	829,305
775,000	5.150		11/15/46	762,437
British Telecommunications PLC
1,415,000	9.625		12/15/30	1,786,494
Rogers Communications, Inc. (a)
2,628,000	3.800		03/15/32	2,438,915
300,000	4.500		03/15/42	269,658
T-Mobile USA, Inc. (a)
512,000	3.875		04/15/30	497,910
380,000	2.875		02/15/31	345,405
6,275,000	3.500		04/15/31	5,911,175
1,975,000	5.200		01/15/33	2,044,994
700,000	5.050		07/15/33	717,507
Verizon Communications, Inc. (a)
475,000	3.150		03/22/30	447,702
1,950,000	1.750		01/20/31	1,663,018
2,800,000	2.550		03/21/31	2,501,128

				29,329,097

Transportation – 0.4%
Burlington Northern Santa Fe LLC
425,000	6.150		05/01/37	484,551
1,225,000	5.750	(a)	05/01/40	1,339,146
CSX Corp.
690,000	6.000		10/01/36	768,708

				2,592,405

Trucking & Leasing(a)(b) – 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2,075,000	4.400		07/01/27	2,074,419
525,000	5.875		11/15/27	546,877
836,000	5.250		07/01/29	860,469

				3,481,765

TOTAL CORPORATE OBLIGATIONS (Cost $582,873,089)				$585,789,402

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 1.7%

Euro – 0.3%
Mexico Government International Bonds (a)
EUR	130,000	1.350%		09/18/27	$136,976
	1,152,000	1.450		10/25/33	1,002,636
Peru Government International Bonds (a)
	100,000	1.250		03/11/33	90,374
Philippines Government International Bonds
	450,000	0.700		02/03/29	448,601
Romania Government International Bonds (b)
	90,000	2.124		07/16/31	84,092

					1,762,679

United States Dollar – 1.4%
Chile Government International Bonds
	$150,000	3.625		10/30/42	123,549
	200,000	3.500	(a)	01/25/50	153,400
Export-Import Bank of Korea
	390,000	5.125		01/11/33	408,240
Hungary Government International Bonds (b)
	470,000	3.125		09/21/51	314,089
Mexico Government International Bonds (a)
	2,540,000	3.250		04/16/30	2,327,910
	802,000	3.500		02/12/34	681,700
	1,399,000	3.771		05/24/61	912,414
	440,000	3.750		04/19/71	279,537
Panama Government International Bonds (a)
	380,000	2.252		09/29/32	293,550
	650,000	6.853		03/28/54	656,825
	200,000	3.870		07/23/60	125,750
	390,000	4.500		01/19/63	273,367
Peru Government International Bonds (a)
	430,000	2.780		12/01/60	259,415
Philippines Government International Bonds
	210,000	2.650		12/10/45	147,919
Republic of Poland Government International Bonds (a)
	570,000	5.125		09/18/34	585,498
	700,000	5.500		03/18/54	712,649
Romania Government International Bonds
	160,000	3.000	(b)	02/27/27	153,400
	70,000	6.375		01/30/34	72,713
	560,000	6.125		01/22/44	558,950

					9,040,875

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,619,379)					$10,803,554

Municipal Debt Obligations – 0.5%

California – 0.1%
California State GO Bonds Build America Taxable Series 2009
	$455,000	7.300%		10/01/39	$547,787

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)

Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010
$1,375,000	6.630%	02/01/35	$1,472,391
Illinois State GO Bonds Taxable-Pension Series 2003
941,177	5.100	06/01/33	955,950

			2,428,341

Pennsylvania – 0.0%
Pennsylvania Commonwealth Financing Authority RB (Taxable) Series A
335,000	2.991	06/01/42	263,756

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,095,872)			$3,239,884

U.S. Treasury Obligations(d) – 0.2%

U.S. Treasury Bonds
$1,160,000	4.750%	11/15/53	$1,281,619
(Cost $1,191,009)

Shares	Dividend Rate		Value

Investment Company(e) – 1.1%

Goldman Sachs Financial Square Government Fund — Institutional Shares
6,704,094	4.854%		$6,704,094
(Cost $6,704,094)

TOTAL INVESTMENTS – 95.1% (Cost $606,483,443)			$607,818,553

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.9%			31,643,402

NET ASSETS – 100.0%			$639,461,955

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int PLC	USD	1,722,601	EUR	1,579,669	10/24/24	$(37,719)

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
20 Year U.S. Treasury Bonds	188	12/19/24	$23,347,250	$(102,197)
5 Year U.S. Treasury Notes	249	12/31/24	27,360,820	(97,793)
Ultra Long U.S. Treasury Bonds	453	12/19/24	60,291,469	(598,567)

Total				$(798,557)

Short position contracts:
10 Year U.S. Treasury Notes	(10)	12/19/24	(1,142,812)	4,668
2 Year U.S. Treasury Notes	(37)	12/31/24	(7,704,961)	16,577
Ultra 10-Year U.S. Treasury Notes	(191)	12/19/24	(22,594,703)	277

Total				$ 21,522

TOTAL FUTURES CONTRACTS				$(777,035)

SWAP CONTRACTS — At September 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.805%(b)	04/13/28		$11,060	$152,986	$41,222	$111,764
2.457%(c)	12M CDOR(c)	09/13/29	CAD	13,330	8,917	(4,287)	13,204
12M SOFR(b)	3.038(b)	09/13/29		$9,970	(18,358)	9,238	(27,596)
12M CDOR(c)	2.801(c)	09/11/31	CAD	14,040	(11,900)	5,653	(17,553)
3.215(b)	12M SOFR(b)	09/12/31		$10,590	14,843	(8,682)	23,525
12M SOFR(b)	3.790(b)	05/21/34		8,510	139,316	44,664	94,652
2.500(b)	6M EURO(c)	12/18/34	EUR	1,030	(17,550)	(9,828)	(7,722)
12M SOFR(b)	3.391(b)	05/10/38		$2,950	(22,063)	(72,633)	50,570
2.564(b)	12M SOFR(b)	05/11/53		2,850	56,955	(4,507)	61,462
3.380(b)	12M SOFR(b)	04/11/54		3,620	(55,786)	(19,006)	(36,780)
3.344(b)	12M SOFR(b)	05/20/54		5,350	(71,087)	(21,280)	(49,807)

TOTAL					$176,273	$(39,446)	$215,719

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2024.
(b)	Payments made annually.
(c)	Payments made semi-annually.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Index 43	(1.000)%	0.931%	12/20/34	$34,075	$(201,845)	$(224,390)	$22,545
Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000	0.325	06/20/26	2,375	27,575	15,136	12,439
CDX.NA.IG Index 40	1.000	0.358	06/20/28	43,349	985,094	361,535	623,559
CDX.NA.IG Index 41	1.000	0.417	12/20/28	15,145	350,812	186,417	164,395
CDX.NA.IG Index 42	1.000	0.477	06/20/29	300,455	6,896,084	6,088,481	807,603
CDX.NA.IG Index 43	1.000	0.528	12/20/29	12,975	294,488	290,529	3,959
General Electric Co. 6.750%, 03/15/32	1.000	0.092	06/20/26	3,550	55,193	17,565	37,628
Nordstrom, Inc., 6.950%, 03/15/28	1.000	0.560	12/20/24	1,125	1,442	(1,604)	3,046
Republic of Chile, 3.240%, 02/06/28	1.000	0.493	06/20/29	2,630	58,994	51,026	7,968
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.638	06/20/29	2,700	43,170	28,410	14,760
Republic of Peru, 8.750%, 11/21/33	1.000	0.697	06/20/29	2,680	36,088	36,746	(658)
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.533	06/20/29	2,690	55,452	41,377	14,075

TOTAL					$8,602,547	$6,891,228	$1,711,319

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Fund had the following written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
3Y IRS	JPMorgan Securities, Inc.	1.812%	09/20/2027	(10,440,000)	$(10,440,000)	$(20,977)	$(27,144)	$ 6,167
3Y IRS	JPMorgan Securities, Inc.	1.820	09/20/2027	(10,440,000)	(10,440,000)	(21,144)	(21,402)	258

				(20,880,000)	$(20,880,000)	$(42,121)	$(48,546)	$ 6,425

Puts
3Y IRS	JPMorgan Securities, Inc.	4.312	09/20/2027	(10,440,000)	(10,440,000)	(30,336)	(20,619)	(9,717)
3Y IRS	JPMorgan Securities, Inc.	4.320	09/20/2027	(10,440,000)	(10,440,000)	(30,181)	(28,188)	(1,993)

				(20,880,000)	$(20,880,000)	$(60,517)	$(48,807)	$(11,710)

Total written option contracts				(41,760,000)	$(41,760,000)	$(102,638)	$(97,353)	$ (5,285)

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
GO	—General Obligation
ICE	—Inter-Continental Exchange
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
RB	—Revenue Bond
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate

Abbreviations:
3Y IRS	—3 Year Interest Rate Swaptions
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 40	—CDX North America Investment Grade Index 40
CDX.NA.IG Ind 41	—CDX North America Investment Grade Index 41
CDX.NA.IG Ind 42	—CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
EURO	—Euro Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – 82.2%
Advertising – 0.8%
Clear Channel Outdoor Holdings, Inc.(a)(b) (B/B2)
	$60,000	7.875%	04/01/30	$62,794
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (B/B2)
	46,000	4.250	01/15/29	43,812
	279,000	4.625	03/15/30	265,360
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (BB/Ba1)
	10,000	7.375	02/15/31	10,675

				382,641

Aerospace & Defense – 2.2%
Bombardier, Inc.(a)(b) (B+/B1)
	110,000	6.000	02/15/28	110,680
	85,000	7.000	06/01/32	88,896
TransDigm, Inc.(a) (B/B3)
	203,000	5.500	11/15/27	202,318
	327,000	4.625	01/15/29	316,091
TransDigm, Inc.(a)(b) (BB-/Ba3)
	295,000	6.750	08/15/28	303,909

				1,021,894

Airlines – 0.9%
United Airlines, Inc.(a)(b) (BB+/Ba1)
	173,000	4.375	04/15/26	170,393
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b) (B-/B3)
	127,000	7.875	05/01/27	124,119
	130,000	6.375	02/01/30	111,609

				406,121

Automotive(a) –2.3%
Adient Global Holdings Ltd.(b) (BB/B2)
	75,000	8.250	04/15/31	79,619
Adient Global Holdings Ltd.(b) (BBB-/Ba2)
	171,000	7.000	04/15/28	176,186
Allison Transmission, Inc.(b) (NR/Ba2)
	291,000	3.750	01/30/31	264,219
Dana, Inc. (BB-/B1)
	232,000	5.625	06/15/28	227,666
Dealer Tire LLC/DT Issuer LLC(b) (CCC/Caa1)
	107,000	8.000	02/01/28	106,933
Phinia, Inc.(b) (BB/Ba2)
	50,000	6.625	10/15/32	50,380
Phinia, Inc.(b) (BB+/Baa3)
	145,000	6.750	04/15/29	149,953

				1,054,956

Banks(a)(b) –0.8%
Freedom Mortgage Corp. (B/B2)
	139,000	6.625	01/15/27	139,293
UBS Group AG(c) (BB/NR) (5 yr. CMT + 3.098%)
	256,000	3.875	06/02/26	243,162

				382,455

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials – 1.1%
Builders FirstSource, Inc.(a)(b) (BB-/Ba2)
	$248,000	4.250%	02/01/32	$229,147
Masterbrand, Inc.(a)(b) (BB/Ba3)
	25,000	7.000	07/15/32	26,244
Standard Building Solutions, Inc.(a)(b) (BB/B1)
	60,000	6.500	08/15/32	62,260
Standard Industries, Inc.(a)(b) (BB/B1)
	96,000	5.000	02/15/27	95,293
	95,000	4.375	07/15/30	89,796

				502,740

Chemicals – 3.8%
Avient Corp.(a)(b) (BB-/Ba3)
	102,000	7.125	08/01/30	106,403
	50,000	6.250	11/01/31	51,266
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(a)(b) (BB/Ba3)
	227,000	4.750	06/15/27	225,298
Chemours Co.(a)(b) (BB-/B1)
	222,000	4.625	11/15/29	198,752
Element Solutions, Inc.(a)(b) (BB/B1)
	202,000	3.875	09/01/28	192,502
Ingevity Corp.(a)(b) (NR/Ba3)
	381,000	3.875	11/01/28	357,279
Olympus Water U.S. Holding Corp.(a)(b) (B-/B3)
	200,000	4.250	10/01/28	190,892
SNF Group SACA(a)(b) (BB+/Ba1)
	200,000	3.125	03/15/27	190,236
WR Grace Holdings LLC(a)(b) (B-/B1)
	247,000	4.875	06/15/27	243,379

				1,756,007

Commercial Services – 3.0%
ADT Security Corp.(a)(b) (BB/Ba2)
	301,000	4.125	08/01/29	287,473
APi Group DE, Inc.(a)(b) (B+/B1)
	471,000	4.125	07/15/29	443,244
	28,000	4.750	10/15/29	26,848
APX Group, Inc.(a)(b) (B/Ba3)
	199,000	5.750	07/15/29	196,998
APX Group, Inc.(a)(b) (BB/Ba2)
	85,000	6.750	02/15/27	85,234
Garda World Security Corp.(a)(b) (B/B2)
	85,000	7.750	02/15/28	88,314
Mavis Tire Express Services Topco Corp.(a)(b) (CCC/Caa2)
	41,000	6.500	05/15/29	39,392
Service Corp. International(a) (BB/Ba3)
	42,000	5.750	10/15/32	42,271
VT Topco, Inc.(a)(b) (B/B2)
	150,000	8.500	08/15/30	160,170

				1,369,944

Computers(a)(b) –0.8%
Ahead DB Holdings LLC (CCC+/Caa1)
	48,000	6.625	05/01/28	46,451
Amentum Escrow Corp. (B/B3)
	63,000	7.250	08/01/32	65,735

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a)(b) – (continued)
McAfee Corp. (CCC+/Caa1)
	$160,000	7.375%		02/15/30	$156,114
Virtusa Corp. (B-/Caa1)
	114,000	7.125		12/15/28	108,062

					376,362

Distribution & Wholesale(a)(b) –1.2%
American Builders & Contractors Supply Co., Inc. (BB-/Ba3)
	298,000	3.875		11/15/29	278,648
H&E Equipment Services, Inc. (BB-/B1)
	304,000	3.875		12/15/28	285,264

					563,912

Diversified Financial Services – 1.6%
Coinbase Global, Inc.(a)(b) (BB-/B1)
	105,000	3.375		10/01/28	94,458
Focus Financial Partners LLC(a)(b) (B+/B2)
	85,000	6.750		09/15/31	85,654
Freedom Mortgage Holdings LLC(a)(b) (B/B2)
	15,000	9.250		02/01/29	15,604
Macquarie Airfinance Holdings Ltd.(a)(b) (BBB-/Baa3)
	15,000	6.400		03/26/29	15,619
	80,000	8.125		03/30/29	85,050
OneMain Finance Corp.(a) (BB/Ba2)
	215,000	9.000		01/15/29	227,786
United Wholesale Mortgage LLC(a)(b) (NR/Ba3)
	138,000	5.500		04/15/29	134,399
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b) (B+/B1)
	75,000	7.500		06/15/31	78,751

					737,321

Electrical – 2.2%
Calpine Corp.(a)(b) (BB+/Ba2)
	283,000	3.750		03/01/31	262,027
Lightning Power LLC(a)(b) (BB/Ba3)
	50,000	7.250		08/15/32	52,500
NRG Energy, Inc.(a) (BB/Ba2)
	65,000	5.750		01/15/28	65,476
	155,000	3.375	(b)	02/15/29	144,528
	131,000	3.625	(b)	02/15/31	118,778
Pike Corp.(a)(b) (B-/B3)
	257,000	5.500		09/01/28	251,582
Vistra Operations Co. LLC(a)(b) (BB+/Ba2)
	130,000	4.375		05/01/29	125,874

					1,020,765

Electrical Components & Equipment – 0.6%
WESCO Distribution, Inc.(a)(b) (BB/Ba3)
	248,000	7.250		06/15/28	253,912
	15,000	6.375		03/15/29	15,502
	10,000	6.625		03/15/32	10,412

					279,826

Electronics(a)(b) –1.2%
Atkore, Inc. (BB+/Ba2)
	180,000	4.250		06/01/31	164,372

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electronics(a)(b) – (continued)
Sensata Technologies BV (BB+/Ba2)
	$200,000	4.000%	04/15/29	$190,636
Sensata Technologies, Inc. (BB+/Ba2)
	191,000	3.750	02/15/31	174,922

				529,930

Engineering & Construction – 1.6%
AECOM(a) (BB/Ba2)
	280,000	5.125	03/15/27	280,624
Arcosa, Inc.(a)(b) (B+/Ba3)
	45,000	6.875	08/15/32	47,091
Global Infrastructure Solutions, Inc.(a)(b) (BB-/B1)
	257,000	5.625	06/01/29	252,251
	156,000	7.500	04/15/32	160,604

				740,570

Entertainment – 2.1%
Boyne USA, Inc.(a)(b) (B/B1)
	245,000	4.750	05/15/29	235,947
Caesars Entertainment, Inc.(a)(b) (B-/B3)
	88,000	4.625	10/15/29	83,742
Caesars Entertainment, Inc.(a)(b) (BB-/Ba3)
	175,000	7.000	02/15/30	182,854
Cinemark USA, Inc.(a)(b) (BB-/B2)
	240,000	5.250	07/15/28	235,956
	40,000	7.000	08/01/32	41,792
SeaWorld Parks & Entertainment, Inc.(a)(b) (B+/B2)
	204,000	5.250	08/15/29	199,018

				979,309

Environmental(a)(b) –0.4%
Madison IAQ LLC (CCC+/Caa1)
	206,000	5.875	06/30/29	200,718

Food & Drug Retailing – 1.6%
Performance Food Group, Inc.(a)(b) (BB/B1)
	178,000	4.250	08/01/29	169,203
Post Holdings, Inc.(a)(b) (B+/B2)
	21,000	5.625	01/15/28	21,181
	116,000	5.500	12/15/29	115,172
	143,000	6.375	03/01/33	145,387
Post Holdings, Inc.(a)(b) (BB/Ba1)
	50,000	6.250	02/15/32	51,508
U.S. Foods, Inc.(a)(b) (BB/Ba3)
	176,000	4.750	02/15/29	171,737
	84,000	4.625	06/01/30	81,304

				755,492

Healthcare Providers & Services(a) –2.1%
DaVita, Inc.(b) (BB-/Ba3)
	96,000	6.875	09/01/32	99,182
Encompass Health Corp. (B+/Ba2)
	150,000	4.500	02/01/28	147,219
LifePoint Health, Inc.(b) (B/B2)
	60,000	11.000	10/15/30	67,843
LifePoint Health, Inc.(b) (CCC+/Caa2)
	85,000	5.375	01/15/29	80,046

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(a) – (continued)
Medline Borrower LP(b) (B-/B3)
	$210,000	5.250%	10/01/29	$206,054
Medline Borrower LP(b) (B+/Ba3)
	269,000	3.875	04/01/29	254,665
Prime Healthcare Services, Inc.(b) (B-/B3)
	120,000	9.375	09/01/29	123,663

				978,672

Holding Companies-Diversified(a)(b) –0.5%
Benteler International AG (BB-/Ba3)
	200,000	10.500	05/15/28	211,482

Home Builders(a) –1.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b) (B+/B1)
	141,000	4.875	02/15/30	132,702
Century Communities, Inc.(b) (BB/Ba2)
	220,000	3.875	08/15/29	206,114
KB Home (BB+/Ba1)
	82,000	7.250	07/15/30	85,551
LGI Homes, Inc.(b) (BB-/Ba2)
	108,000	4.000	07/15/29	99,908
Taylor Morrison Communities, Inc.(b) (BB+/Ba1)
	155,000	5.875	06/15/27	158,275

				682,550

Household Products(a)(b) –0.1%
Kronos Acquisition Holdings, Inc. (NR/B2)
	45,000	8.250	06/30/31	45,182

Housewares(a) –0.5%
Scotts Miracle-Gro Co. (B-/B2)
	251,000	4.375	02/01/32	232,351

Insurance(a)(b) –1.8%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
	238,000	4.250	02/15/29	225,141
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
	90,000	6.000	08/01/29	86,813
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (B/B2)
	160,000	6.750	04/15/28	162,563
HUB International Ltd. (B-/Caa2)
	130,000	7.375	01/31/32	134,363
Panther Escrow Issuer LLC (B/B2)
	155,000	7.125	06/01/31	162,502
USI, Inc. (CCC+/Caa1)
	45,000	7.500	01/15/32	46,633

				818,015

Internet – 2.0%
ANGI Group LLC(a)(b) (B/B2)
	215,000	3.875	08/15/28	197,213
GrubHub Holdings, Inc.(a)(b) (B-/B3)
	128,000	5.500	07/01/27	118,807
Match Group Holdings II LLC(a)(b) (BB/Ba3)
	242,000	4.625	06/01/28	235,294
	145,000	4.125	08/01/30	135,970

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Uber Technologies, Inc.(a)(b) (BBB-/Baa2)
	$205,000	6.250%	01/15/28	$207,259

				894,543

Iron/Steel(a)(b) –0.3%
Cleveland-Cliffs, Inc. (BB-/Ba3)
	145,000	6.750	04/15/30	147,440

Leisure Time – 3.8%
Acushnet Co.(a)(b) (BB/Ba3)
	15,000	7.375	10/15/28	15,820
Carnival Corp.(a)(b) (BB/B2)
	231,000	7.625	03/01/26	233,301
	186,000	6.000	05/01/29	188,234
Carnival Corp.(a)(b) (BBB-/Ba1)
	278,000	4.000	08/01/28	268,364
	40,000	7.000	08/15/29	42,503
MajorDrive Holdings IV LLC(a)(b) (CCC+/Caa2)
	184,000	6.375	06/01/29	179,219
Royal Caribbean Cruises Ltd.(a)(b) (BB+/Ba2)
	157,000	4.250	07/01/26	155,182
	143,000	5.500	04/01/28	144,796
	100,000	5.625	09/30/31	101,292
	260,000	6.250	03/15/32	269,732
Viking Cruises Ltd.(a)(b) (B+/B3)
	40,000	7.000	02/15/29	40,495
Viking Ocean Cruises Ship VII Ltd.(a)(b) (BB/Ba2)
	47,000	5.625	02/15/29	46,879
VOC Escrow Ltd.(a)(b) (BB/Ba2)
	67,000	5.000	02/15/28	66,170

				1,751,987

Lodging – 1.7%
Genting New York LLC/GENNY Capital, Inc.(a)(b) (BB+/NR)
	200,000	7.250	10/01/29	202,234
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(a)(b) (B+/B2)
	184,000	5.000	06/01/29	174,802
	193,000	4.875	07/01/31	175,321
Travel & Leisure Co.(a)(b) (BB-/Ba3)
	251,000	4.500	12/01/29	237,546

				789,903

Machinery - Construction & Mining(a)(b) –0.5%
Terex Corp. (BB-/Ba3)
	40,000	6.250	10/15/32	40,000
Vertiv Group Corp. (BB/Ba3)
	195,000	4.125	11/15/28	188,662

				228,662

Machinery-Diversified(a)(b) –1.7%
Chart Industries, Inc. (BB-/Ba3)
	245,000	7.500	01/01/30	258,323
Esab Corp. (BB+/Ba1)
	135,000	6.250	04/15/29	138,827
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (B-/B3)
	175,000	9.000	02/15/29	182,000

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Machinery-Diversified(a)(b) – (continued)
TK Elevator Holdco GmbH (CCC+/Caa1)
$200,000	7.625%	07/15/28	$201,236

			780,386

Media – 7.7%
Altice Financing SA(a)(b) (B-/Caa1)
316,000	5.000	01/15/28	267,225
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b) (BB-/B1)
553,000	4.750	03/01/30	508,063
185,000	4.250	02/01/31	163,394
522,000	4.250	01/15/34	428,646
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b) (BB/Ba3)
201,000	5.875	08/15/27	197,089
DISH Network Corp.(a)(b) (CCC+/Caa1)
45,000	11.750	11/15/27	47,195
GCI LLC(a)(b) (B+/B3)
190,000	4.750	10/15/28	182,434
Gray Television, Inc.(a)(b) (B+/Ba3)
105,000	10.500	07/15/29	109,787
Gray Television, Inc.(a)(b) (CCC+/Caa1)
140,000	7.000	05/15/27	137,577
McGraw-Hill Education, Inc.(a)(b) (B/B2)
160,000	7.375	09/01/31	165,992
Midcontinent Communications(a)(b) (B+/B3)
155,000	8.000	08/15/32	157,953
Nexstar Media, Inc.(a)(b) (BB+/B2)
130,000	4.750	11/01/28	124,026
Scripps Escrow II, Inc.(a)(b) (B+/B2)
124,000	3.875	01/15/29	92,382
Sirius XM Radio, Inc.(a)(b) (BB+/Ba3)
190,000	4.000	07/15/28	179,244
202,000	4.125	07/01/30	183,355
Sunrise HoldCo IV BV(a)(b) (B/B3)
200,000	5.500	01/15/28	199,118
TEGNA, Inc.(a) (BB+/Ba3)
162,000	5.000	09/15/29	154,313
VZ Secured Financing BV(a)(b) (B+/B1)
256,000	5.000	01/15/32	235,466

			3,533,259

Metal Fabricate & Hardware(a)(b) –0.4%
Roller Bearing Co. of America, Inc. (B+/B1)
203,000	4.375	10/15/29	194,986

Miscellaneous Manufacturing(a) –0.8%
Hillenbrand, Inc. (BB+/Ba1)
401,000	3.750	03/01/31	358,795

Oil Field Services – 8.5%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b) (BB-/B2)
267,000	6.250	04/01/28	268,255
65,000	6.625	09/01/32	66,732
Civitas Resources, Inc.(a)(b) (BB-/B1)
234,000	8.375	07/01/28	244,551
CNX Resources Corp.(a)(b) (BB/B1)
192,000	6.000	01/15/29	193,058
90,000	7.375	01/15/31	94,114

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
$40,000	7.250%	03/01/32	$41,968
Crescent Energy Finance LLC(a)(b) (BB-/B1)
111,000	7.375	01/15/33	109,112
Gulfport Energy Corp.(a)(b) (BB-/B3)
155,000	6.750	09/01/29	156,764
Kodiak Gas Services LLC(a)(b) (B+/B2)
198,000	7.250	02/15/29	204,997
Matador Resources Co.(a)(b) (BB-/B1)
155,000	6.875	04/15/28	157,553
55,000	6.500	04/15/32	54,887
73,000	6.250	04/15/33	71,914
Noble Finance II LLC(a)(b) (BB-/B1)
215,000	8.000	04/15/30	221,850
Permian Resources Operating LLC(a)(b) (BB/Ba3)
85,000	5.875	07/01/29	85,105
144,000	7.000	01/15/32	149,725
30,000	6.250	02/01/33	30,480
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(a)(b) (B/B3)
95,000	7.875	11/01/28	99,366
SM Energy Co.(a)(b) (BB-/B1)
50,000	6.750	08/01/29	50,197
Southwestern Energy Co.(a) (BBB-/Ba2)
135,000	5.375	03/15/30	134,559
67,000	4.750	02/01/32	64,096
Southwestern Energy Co.(a) (BBB-/NR)
124,000	5.375	02/01/29	123,494
Sunoco LP(a)(b) (BB+/Ba1)
80,000	7.000	05/01/29	83,632
Sunoco LP/Sunoco Finance Corp.(a) (BB+/Ba1)
249,000	4.500	04/30/30	238,462
TechnipFMC PLC(a)(b) (BBB-/Ba1)
188,000	6.500	02/01/26	188,581
Transocean Poseidon Ltd.(a)(b) (B/B1)
103,200	6.875	02/01/27	103,172
Transocean Titan Financing Ltd.(a)(b) (B/B1)
150,000	8.375	02/01/28	154,531
Transocean, Inc.(a)(b) (B/B1)
85,000	8.750	02/15/30	88,640
USA Compression Partners LP/USA Compression Finance Corp.(a)(b) (B+/B2)
246,000	7.125	03/15/29	253,348
Viper Energy, Inc.(a)(b) (BBB-/Ba3)
125,000	7.375	11/01/31	132,195
Wildfire Intermediate Holdings LLC(a)(b) (B+/B3)
50,000	7.500	10/15/29	49,249

			3,914,587

Packaging(a)(b) –0.9%
Clearwater Paper Corp. (B/B1)
138,000	4.750	08/15/28	129,916
Mauser Packaging Solutions Holding Co. (B/B2)
130,000	7.875	04/15/27	134,441
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. (B+/B1)
85,000	4.375	10/15/28	81,446

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Packaging(a)(b) – (continued)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC (B+/B1)
$87,000	4.000%		10/15/27	$83,726

				429,529

Pharmaceuticals – 0.9%
AdaptHealth LLC(a)(b) (B+/B1)
144,000	6.125		08/01/28	144,095
38,000	4.625		08/01/29	35,213
49,000	5.125		03/01/30	45,866
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b) (BB-/B1)
200,000	5.125		04/30/31	188,214

				413,388

Pipelines – 6.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b) (BB+/Ba3)
120,000	5.375		06/15/29	118,889
125,000	6.625		02/01/32	129,308
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b) (B+/B2)
50,000	7.000		07/15/29	52,006
Buckeye Partners LP(a)(b) (BB-/B1)
80,000	6.875		07/01/29	81,990
CNX Midstream Partners LP(a)(b) (BB/B1)
48,000	4.750		04/15/30	44,848
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(b) (BB/Ba2)
250,000	7.500		12/15/33	271,245
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b) (BB-/B3)
55,000	8.625		03/15/29	57,906
DT Midstream, Inc.(a)(b) (BB+/Ba2)
210,000	4.375		06/15/31	198,723
EQM Midstream Partners LP(a)(b) (BBB-/Ba2)
71,000	7.500		06/01/27	73,126
Genesis Energy LP/Genesis Energy Finance Corp.(a) (B/B3)
70,000	7.875		05/15/32	71,227
Global Partners LP/GLP Finance Corp.(a) (B+/B2)
124,000	6.875		01/15/29	124,409
65,000	8.250	(b)	01/15/32	67,454
Hess Midstream Operations LP(a)(b) (BB+/Ba2)
35,000	6.500		06/01/29	36,173
Howard Midstream Energy Partners LLC(a)(b) (B+/B1)
130,000	8.875		07/15/28	137,937
70,000	7.375		07/15/32	72,471
Kinetik Holdings LP(a)(b) (BB+/Ba1)
326,000	5.875		06/15/30	328,262
NuStar Logistics LP(a) (BB+/Ba1)
115,000	6.000		06/01/26	115,768
Prairie Acquiror LP(a)(b) (B-/B3)
35,000	9.000		08/01/29	36,165
Summit Midstream Holdings LLC(a)(b) (B+/B3)
65,000	8.625		10/31/29	68,010
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b) (B+/B1)
65,000	7.375		02/15/29	65,718

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
$167,000	6.000%		12/31/30	$158,750
156,000	6.000		09/01/31	147,785
Venture Global LNG, Inc.(a)(b) (BB/B1)
407,000	8.125		06/01/28	424,297
105,000	9.500		02/01/29	118,050
40,000	9.875		02/01/32	44,451

				3,044,968

Real Estate Investment Trust(a) –0.8%
Iron Mountain Information Management Services, Inc.(b) (BB-/Ba3)
105,000	5.000		07/15/32	101,256
SBA Communications Corp. (BB/Ba3)
263,000	3.125		02/01/29	243,285

				344,541

Retailing – 6.7%
1011778 BC ULC/New Red Finance, Inc.(a)(b) (B+/B2)
192,000	4.375		01/15/28	186,893
305,000	4.000		10/15/30	281,207
Arko Corp.(a)(b) (B-/B3)
211,000	5.125		11/15/29	195,924
Asbury Automotive Group, Inc.(a) (BB/B1)
141,000	4.500		03/01/28	137,345
67,000	4.625	(b)	11/15/29	63,934
132,000	4.750		03/01/30	126,377
28,000	5.000	(b)	02/15/32	26,536
Beacon Roofing Supply, Inc.(a)(b) (B/B1)
137,000	4.125		05/15/29	129,110
Cougar JV Subsidiary LLC(a)(b) (B+/B2)
40,000	8.000		05/15/32	42,300
Foundation Building Materials, Inc.(a)(b) (CCC+/Caa1)
221,000	6.000		03/01/29	194,588
Group 1 Automotive, Inc.(a)(b) (BB+/Ba2)
200,000	4.000		08/15/28	190,848
20,000	6.375		01/15/30	20,328
Ken Garff Automotive LLC(a)(b) (BB-/B1)
88,000	4.875		09/15/28	85,245
LCM Investments Holdings II LLC(a)(b) (BB-/B2)
278,000	4.875		05/01/29	267,072
40,000	8.250		08/01/31	42,470
Lithia Motors, Inc.(a)(b) (BB+/Ba2)
173,000	3.875		06/01/29	161,504
191,000	4.375		01/15/31	177,938
Murphy Oil USA, Inc.(a)(b) (BB+/Ba2)
192,000	3.750		02/15/31	172,996
Penske Automotive Group, Inc.(a) (BB-/Ba3)
360,000	3.750		06/15/29	335,981
Sonic Automotive, Inc.(a)(b) (BB-/B1)
174,000	4.625		11/15/29	163,450
63,000	4.875		11/15/31	58,191

				3,060,237

Software – 3.2%
AthenaHealth Group, Inc.(a)(b) (CCC/Caa2)
136,000	6.500		02/15/30	130,741

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software – (continued)
Castle U.S. Holding Corp.(a)(b) (CCC-/Caa3)
$111,000	9.500%	02/15/28	$50,654
Clarivate Science Holdings Corp.(a)(b) (B/Caa1)
119,000	4.875	07/01/29	114,522
Clarivate Science Holdings Corp.(a)(b) (BB-/B1)
158,000	3.875	07/01/28	151,449
Cloud Software Group, Inc.(a)(b) (B/B2)
100,000	6.500	03/31/29	99,526
90,000	8.250	06/30/32	94,078
Open Text Corp.(a)(b) (BB/Ba3)
217,000	3.875	02/15/28	207,163
159,000	3.875	12/01/29	147,896
Twilio, Inc.(a) (BB/Ba3)
255,000	3.625	03/15/29	237,229
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)(b) (B+/B1)
251,000	3.875	02/01/29	231,884

			1,465,142

Telecommunication Services(a)(b) –0.2%
Frontier Communications Holdings LLC (CCC+/Caa2)
101,000	6.750	05/01/29	101,733

Transportation(a)(b) –0.8%
Cargo Aircraft Management, Inc. (BB/Ba2)
171,000	4.750	02/01/28	163,962
Rand Parent LLC (BB-/Ba1)
199,000	8.500	02/15/30	202,727

			366,689

TOTAL CORPORATE OBLIGATIONS
(Cost $37,779,449)			$37,849,990

Bank Loans(d) – 11.9%

Aerospace & Defense(c) –0.4%
Propulsion (BC) Finco SARL (B/B2)(3 mo. USD Term SOFR + 3.750%)
$181,637	8.354%	09/14/29	$181,978

Automotive – 0.4%
First Brands Group LLC(c) (B+/B1)

(3 mo. USD Term SOFR + 5.000%)
107,499	9.865	03/30/27	106,223
83,364	10.514	03/30/27	82,363

			188,586

Automotive - Parts(c) –0.3%
Mavis Tire Express Services Corp. (B-/B2)(1 mo. USD Term SOFR + 3.500%)
118,544	8.345	05/04/28	118,396

Building & Construction(c) –0.5%
DG Investment Intermediate Holdings 2, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.750%)
143,080	8.710	03/31/28	142,455

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(d) – (continued)

Building & Construction(c) – (continued)
Energize HoldCo LLC (B/B3)(1 mo. USD Term SOFR + 3.750%)
	$69,643	8.710%	12/08/28	$69,513

				211,968

Building Materials(c) –0.5%
Icebox Holdco III, Inc. (B-/B2)(3 mo. USD Term SOFR + 3.500%)
	95,203	8.615	12/22/28	95,382
Icebox Holdco III, Inc. (CCC/Caa2)(3 mo. USD Term SOFR + 6.750%)
	50,000	11.615	12/21/29	50,291
Wilsonart LLC (B+/B2)(3 mo. USD Term SOFR + 4.250%)
	75,000	8.854	08/05/31	74,125

				219,798

Capital Goods - Others – 0.9%
Engineered Machinery Holdings, Inc.(c) (B-/B1)
(3 mo. EUR EURIBOR + 3.750%)
EUR	71,506	7.095	05/21/28	79,796
(3 mo. USD Term SOFR + 3.750%)
	$70,773	8.615	05/19/28	70,950
RC Buyer, Inc.(c) (B-/B2)(1 mo. USD Term SOFR + 3.500%)
	142,515	8.460	07/28/28	142,515
Titan Acquisition Ltd.(c) (B-/B3)(6 mo. USD Term SOFR + 5.000%)
	124,688	10.326	02/15/29	123,961

				417,222

Commercial Services – 1.5%
Ankura Consulting Group LLC(c) (B-/B3)(6 mo. USD Term SOFR + 4.250%)
	149,625	9.564	03/17/28	149,906
Garda World Security Corp.(c) (B/B2)(1 mo. USD Term SOFR + 3.500%)
	250,000	8.597	02/01/29	249,687
Groundworks LLC(c) (B/B3)
(1 mo. USD Term SOFR + 0.000%)
	126,367	8.596	03/14/31	125,459
(1 mo. USD Term SOFR + 0.500%)
	3,721	8.596	03/14/31	3,786
Holding Socotec(c) (B/B2)
(3 mo. EUR EURIBOR + 3.500%)
EUR	75,000	6.845	06/02/28	83,500
(3 mo. USD Term SOFR + 4.250%)
	$95,036	9.342	06/30/28	94,798

				707,136

Consumer Cyclical Services(c) –0.3%
BCPE Empire Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 4.000%)
	143,620	8.845	12/11/28	143,602

Diversified Financial Services(c) –0.9%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR + 3.500%)
	100,000	8.345	07/30/31	100,344

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(d) – (continued)
Diversified Financial Services(c) – (continued)
DRW Holdings LLC (BB-/Ba3)(6 mo. USD Term SOFR + 3.500%)
	$190,250	8.588%	06/17/31	$190,012
NGP XI Midstream Holdings LLC (B/B3)(3 mo. USD Term SOFR + 4.000%)
	125,000	8.604	07/25/31	124,844

				415,200

Energy - Exploration & Production(c) –0.3%
Kohler Energy Co. LLC (B/B1)(3 mo. USD Term SOFR + 4.750%)
	149,625	9.354	05/01/31	150,934

Entertainment(c) –0.0%
Alterra Mountain Co. (B+/B1)(1 mo. USD Term SOFR + 0.000%)
	19,950	8.345	05/31/30	19,992

Healthcare(c) –0.7%
Jazz Financing Lux SARL (BB-/Ba2)(1 mo. USD Term SOFR + 2.250%)
	156,723	7.095	05/05/28	156,513
Onex TSG Intermediate Corp. (B/B2)(1 mo. USD Term SOFR + 4.750%)
	165,893	9.710	02/28/28	165,530

				322,043

Internet(c) –0.2%
Plano HoldCo, Inc. (B+/B2)(3 mo. USD Term SOFR + 0.000%)
	100,000	8.092	08/15/31	100,000

Machinery(c) –1.0%
Apex Tool Group LLC (CCC-/Caa2)(1 mo. USD Term SOFR + 7.455%)
	57,838	7.500	02/08/30	54,657
Apex Tool Group LLC (CCC+/B3)(1 mo. USD Term SOFR + 7.350%)
	24,925	4.855	02/08/29	23,554
SPX Flow, Inc. (B/B1)(1 mo. USD Term SOFR + 0.000%)
	189,343	8.345	04/05/29	189,470
TK Elevator U.S. Newco, Inc. (B/B2)(6 mo. USD Term SOFR + 3.500%)
	203,944	8.588	04/30/30	204,284

				471,965

Media - Cable(c) –0.3%
DirecTV Financing LLC (BB/Ba3)(1 mo. USD Term SOFR + 5.000%)
	124,725	9.960	08/02/27	124,631

Metals & Mining(c) –0.1%
PMHC II, Inc. (B-/B3)(3 mo. USD Term SOFR + 4.250%)
	48,499	9.704	04/23/29	47,282

Midstream(c) –0.4%
AL GCX Holdings LLC (B+/Ba3)(1 mo. USD Term SOFR + 2.750%)
	25,000	7.601	05/17/29	25,006

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(d) – (continued)
Midstream(c) – (continued)
CQP Holdco LP (BB/Ba2)(3 mo. USD Term SOFR + 2.250%)
	$146,643	6.854%	12/31/30	$146,384

				171,390

Oil Field Services(c) –0.4%
ChampionX Corp. (BBB/Ba1)(1 mo. USD Term SOFR + 2.750%)
	170,278	7.695	06/07/29	170,491

Packaging(c) –0.6%
Charter NEX U.S., Inc. (B/B3)(1 mo. USD Term SOFR + 3.500%)
	140,120	8.095	12/01/27	140,106
Clydesdale Acquisition Holdings, Inc. (B/B2)(1 mo. USD Term SOFR + 3.175%)
	118,808	8.020	04/13/29	118,135

				258,241

Pharmaceuticals(c) –0.6%
Covetrus, Inc. (B-/B1)(3 mo. USD Term SOFR + 5.000%)
	270,875	9.604	10/13/29	256,148

Pipelines(c) –0.4%
Epic Y-Grade Services LP (B-/B3)(3 mo. USD Term SOFR + 5.750%)
	175,000	10.601	06/29/29	174,300

Retailers(c) –0.3%
Harbor Freight Tools USA, Inc. (BB-/B2)((1 mo. USD Term SOFR + 0.000%) – (6 mo. USD Term SOFR + 0.000%))
	150,000	7.241–7.345	06/05/31	147,586

Technology - Software(c) –0.9%
Ahead DB Holdings LLC (B/B1)(1 mo. USD Term SOFR + 3.500%)
	124,376	8.355	02/01/31	124,447
ConnectWise LLC (NR/B2)(3 mo. USD Term SOFR + 3.500%)
	174,551	8.365	09/29/28	174,115
McAfee LLC (B-/B1)(1 mo. USD Term SOFR + 3.250%)
	24,938	8.100	03/01/29	24,820
Virtusa Corp. (B/B1)(1 mo. USD Term SOFR + 3.250%)
	116,185	8.095	02/15/29	116,040

				439,422

TOTAL BANK LOANS (Cost $5,455,229)				$5,458,311

Shares		Description		Value

Common Stocks – 0.2%

Energy Equipment & Services – 0.1%
	1,721	Noble Corp. PLC		$62,197

Oil, Gas & Consumable Fuels(e) –0.1%
	1,141,924	Prairie Provident Resources, Inc.		37,995

TOTAL COMMON STOCKS (Cost $2,025,966)				$100,192

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Units		Expiration Date	Value

Rights(e) –0.0%

Oil, Gas & Consumable Fuels – 0.0%
Prairie Provident Resources, Inc. (NR/NR)
	1,141,924	10/28/24	$8,443
(Cost $931,506)

Shares		Dividend Rate	Value

Investment Company(f) –2.7%

Goldman Sachs Financial Square Government Fund — Institutional Shares
	1,262,474	4.854%	$1,262,474
(Cost $1,262,474)

TOTAL INVESTMENTS – 97.0% (Cost $47,454,624)			$44,679,410

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%			$1,380,233

NET ASSETS – 100.0%			$46,059,643

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

(d)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(e)	Security is currently in default and/or non-income producing.

(f)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Groundworks LLC (B/B3), due 03/14/31	$19,585	$19,353	$(140)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int PLC	USD	160,002	EUR	146,726	10/24/24	$(3,504)

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	39	12/31/24	$8,121,445	$15,196
Ultra Long U.S. Treasury Bonds	1	12/19/24	133,094	(1,060)

Total				$14,136

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
10 Year U.S. Treasury Notes	(33)	12/19/24	$(3,771,281)	$9,091
20 Year U.S. Treasury Bonds	(2)	12/19/24	(248,375)	1,305
5 Year U.S. Treasury Notes	(25)	12/31/24	(2,747,070)	1,052
Ultra 10-Year U.S. Treasury Notes	(9)	12/19/24	(1,064,672)	(301)

Total				$11,147

TOTAL FUTURES CONTRACTS				$25,283

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NR	—Not Rated
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
SPX	—S&P 500 Index
USD	—U.S. Dollar

Abbreviation:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities September 30, 2024 (Unaudited)

	Emerging Markets Credit Fund	Emerging Markets Debt Fund	High Yield Fund

Assets:

Investments in unaffiliated issuers, at value (cost $28,341,678, $405,973,277 and $1,957,254,981, respectively)(a)	$30,170,142	$ 394,140,693	$1,938,353,277
Investments in affiliated issuers, at value (cost $455,540, $0 and $38,080,226, respectively)	455,540	—	38,080,226
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	—	43,217,588
Purchased options, at value (premium paid $0, $2,273,794 and $0, respectively)	—	1,418,799	—
Cash	731,017	7,711,991	34,587,249
Foreign currencies, at value (cost $0, $255,265 and $1,366, respectively)	302	116,985	979
Unrealized gain on forward foreign currency exchange contracts	—	1,859,977	1,893
Variation margin on swaps contracts	—	21,014	1,174,518
Receivables:
Interest and dividends	476,820	5,478,577	29,473,456
Investments sold	77,877	139,274	8,696,134
Collateral on certain derivative contracts(b)	64,272	2,416,061	13,204,496
Foreign tax reclaims	29,169	—	36,693
Reimbursement from investment adviser	27,639	29,812	28,177
Fund shares sold	27,418	111,016	2,059,912
Investments sold on an extended-settlement basis	—	49,241	—
Due from broker	—	72,530	—
Securities lending income	—	—	67,482
Other assets	44,823	52,604	94,436

Total assets	32,105,019	413,618,574	2,109,076,516

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	30,949	1,704,268	939,871
Variation margin on futures contracts	9,906	101,604	708,085
Variation margin on swaps contracts	199	—	—
Unrealized loss on swap contracts	—	14,398	—
Written option contracts, at value (premium received $0, $1,770,713 and $0, respectively)	—	1,326,430	—
Unrealized loss on unfunded loan commitment	—	—	4,391
Payables:
Investments purchased on an extended-settlement basis	205,400	1,332,106	8,767,000
Fund shares redeemed	102,113	650,690	3,186,047
Management fees	10,268	133,335	527,843
Due to broker — upfront payment	3,623	362,017	—
Distribution and Service fees and Transfer Agency fees	1,861	10,506	39,659
Income distributions	787	194,179	80,928
Investments purchased	317	59,119	11,963,522
Upfront payments received on swap contracts	—	34,476	—
Payable upon return of securities loaned	—	—	43,217,588
Accrued expenses	260,985	301,402	205,876

Total liabilities	626,408	6,224,530	69,640,810

Net Assets:

Paid-in capital	194,479,452	865,811,669	2,662,761,540
Total distributable loss	(163,000,841)	(458,417,625)	(623,325,834)

NET ASSETS	$31,478,611	$ 407,394,044	$2,039,435,706
Net Assets:
Class A	$3,207,874	$ 24,899,842	$88,910,920
Class C	1,790,143	3,301,073	4,388,096
Institutional	2,413,546	265,841,033	144,556,514
Service	—	—	4,546,873
Investor	11,497,832	12,836,247	7,568,695
Class R6	14,336	63,407,706	48,172,551
Class R	—	—	4,741,563
Class P	12,554,880	37,108,143	1,736,550,494
Total Net Assets	$31,478,611	$ 407,394,044	$2,039,435,706
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	784,920	2,511,352	15,546,471
Class C	439,003	333,371	766,881
Institutional	592,950	26,799,874	25,220,144
Service	—	—	795,860
Investor	2,820,006	1,293,990	1,321,102
Class R6	3,523	6,391,273	8,384,961
Class R	—	—	830,176
Class P	3,084,546	3,743,655	302,942,897
Net asset value, offering and redemption price per share:(c)
Class A	$4.09	$9.91	$5.72
Class C	4.08	9.90	5.72
Institutional	4.07	9.92	5.73
Service	—	—	5.71
Investor	4.08	9.92	5.73
Class R6	4.07	9.92	5.75
Class R	—	—	5.71
Class P	4.07	9.91	5.73

(a)	Includes loaned securities having a market value of $0, $0 and $42,333,725, respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps
Emerging Markets Credit Fund	$59,225	$5,047
Emerging Markets Debt Fund	462,550	1,953,511
High Yield Fund	2,269,807	10,934,689

(c)

Maximum public offering price per share for Class A Shares of Emerging Markets Credit Fund, Emerging Markets Debt Fund and High Yield Fund Funds is $4.28, $10.38 and $5.99, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) September 30, 2024 (Unaudited)

	High Yield Floating Rate Fund	Investment Grade Credit Fund	Short Duration High Yield Fund

Assets:

Investments in unaffiliated issuers, at value (cost $1,987,190,695, $599,779,349 and $46,192,150, respectively)(a)	$1,925,844,155	$601,114,459	$ 43,416,936
Investments in affiliated issuers, at value (cost $41,646,579, $6,704,094 and $1,262,474, respectively)	41,646,579	6,704,094	1,262,474
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	11,052,718	—	—
Cash	58,935,861	14,980,087	650,750
Foreign currencies, at value (cost $80,397, $22,186 and $0, respectively)	84,746	23,077	—
Unrealized gain on forward foreign currency exchange contracts	6,657	—	—
Variation margin on futures contracts	—	—	31,152
Receivables:
Investments sold	51,878,289	—	170,846
Interest and dividends	20,504,934	6,889,035	616,096
Collateral on certain derivative contracts(b)	3,290,048	13,097,861	129,046
Securities lending income	21,676	—	—
Fund shares sold	3,864	1,094,008	5,707
Investments sold on an extended-settlement basis	—	—	75,750
Reimbursement from investment adviser	—	19,047	19,511
Due from broker	—	—	1,865
Other assets	191,849	51,105	56,615

Total assets	2,113,461,376	643,972,773	46,436,748

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	1,582,545	37,719	3,504
Variation margin on futures contracts	—	441,648	—
Variation margin on swaps contracts	—	23,562	—
Foreign currency overdraft, at value (identified cost $0, $0 and $1,932, respectively)	—	—	1,933
Written option contracts, at value (premium received $0, $97,353 and $0, respectively)	—	102,638	—
Unrealized loss on unfunded loan commitment	9,547	—	140
Payables:
Investments purchased	92,155,671	2,893,458	181,474
Payable upon return of securities loaned	11,052,718	—	—
Fund shares redeemed	5,341,602	461,459	43,777
Management fees	465,068	88,668	10,427
Income distributions	367,175	18,253	264
Distribution and Service fees and Transfer Agency fees	27,125	9,626	840
Investments purchased on an extended-settlement basis	—	—	115,000
Due to broker — upfront payment	—	294,494	—
Accrued expenses	492,488	139,293	19,746

Total liabilities	111,493,939	4,510,818	377,105

Net Assets:

Paid-in capital	2,693,827,671	702,273,388	96,999,513
Total distributable loss	(691,860,234)	(62,811,433)	(50,939,870)

NET ASSETS	$2,001,967,437	$639,461,955	$ 46,059,643
Net Assets:
Class A	$6,247,263	$7,210,381	$ 651,897
Class C	1,454,961	—	273,655
Institutional	185,328,515	90,460,372	9,598,745
Separate Account Institutional	—	95,510,894	—
Investor	19,254,188	10,945,967	346,778
Class R6	22,598,191	154,488,241	3,410,260
Class R	292,492	—	—
Class P	1,766,791,827	280,846,100	31,778,308
Total Net Assets	$2,001,967,437	$639,461,955	$ 46,059,643
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	705,778	871,558	80,828
Class C	164,311	—	33,974
Institutional	20,938,326	10,931,614	1,191,782
Separate Account Institutional	—	11,538,944	—
Investor	2,168,599	1,323,403	43,026
Class R6	2,550,250	18,661,208	423,782
Class R	33,037	—	—
Class P	199,194,678	33,950,522	3,950,209
Net asset value, offering and redemption price per share:(c)
Class A	$8.85	$8.27	$8.07
Class C	8.85	—	8.05
Institutional	8.85	8.28	8.05
Separate Account Institutional	—	8.28	—
Investor	8.88	8.27	8.06
Class R6	8.86	8.28	8.05
Class R	8.85	—	—
Class P	8.87	8.27	8.04

(a)	Includes loaned securities having a market value of $10,789,941, $0 and $0, respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards
High Yield Floating Rate Fund	$48	$—	$3,290,000
Investment Grade Credit Fund	1,996,959	11,100,902	—
Short Duration High Yield Fund	129,046	—	—

(c)

Maximum public offering price per share for Class A Shares of High Yield Floating Rate Fund, Investment Grade Credit Fund and Short Duration High Yield Fund Funds is $9.05, $8.59 and $8.26, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Operations For the Six Months Ended September 30, 2024 (Unaudited)

	Emerging Markets Credit Fund	Emerging Markets Debt Fund	High Yield Fund

Investment Income:

Interest (net of foreign withholding taxes of $2,556, $2,717 and $0, respectively)	$ 1,207,550	$ 13,193,233	$ 65,825,894
Dividends — affiliated issuers	6,923	119,000	393,452
Dividends — unaffiliated issuers	—	389	2,240,417
Securities lending income, net of rebates received or paid to borrowers	—	—	408,253

Total investment income	1,214,473	13,312,622	68,868,016

Expenses:

Management fees	127,321	1,618,011	6,846,143
Custody, accounting and administrative services	124,559	147,976	112,171
Professional fees	94,046	85,873	74,794
Registration fees	48,329	53,250	74,504
Printing and mailing costs	31,527	62,444	49,258
Trustee fees	13,377	13,789	15,453
Transfer Agency fees(a)	12,057	92,108	346,389
Distribution and Service (12b-1) fees(a)	10,196	43,314	137,439
Service fees — Class C	2,187	4,472	4,899
Prime broker fees	—	18,891	—
Shareholder Administration fees — Service Class	—	—	5,525
Other	7,621	10,433	40,546

Total expenses	471,220	2,150,561	7,707,121

Less — expense reductions	(321,505)	(381,571)	(942,842)

Net expenses	149,715	1,768,990	6,764,279

NET INVESTMENT INCOME	1,064,758	11,543,632	62,103,737

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(2,224,571)	(43,187,174)	(14,727,607)
Purchased options	—	(2,791,289)	—
Futures contracts	51,579	667,234	1,762,418
Written options	—	3,131,282	—
Swap contracts	(14,010)	(1,126,172)	1,217,646
Forward foreign currency exchange contracts	6,921	(49,089)	(1,383,830)
Foreign currency transactions	(7,172)	(245,918)	(167,991)
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	2,939,135	58,191,376	65,652,953
Unfunded loan commitment	—	—	(4,391)
Purchased options	—	(811,208)	—
Futures contracts	(30,186)	(61,952)	(189,672)
Written options	—	647,216	—
Swap contracts	1,313	1,009,197	1,286,390
Forward foreign currency exchange contracts	(31,644)	(540,446)	(1,099,153)
Foreign currency translation	2,421	38,501	34,093

Net realized and unrealized gain	693,786	14,871,558	52,380,856

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,758,544	$ 26,415,190	$114,484,593

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Emerging Markets Credit Fund	$3,634	$6,562	$—	$—	$1,744	$1,050	$683	$—	$6,689	$2	$—	$1,889
Emerging Markets Debt Fund	29,898	13,416	—	—	14,351	2,147	53,131	—	7,702	9,449	—	5,328
High Yield Fund	106,043	14,698	5,525	11,173	50,901	2,352	30,003	884	4,396	6,208	2,681	248,964

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Operations (continued) For the Six Months Ended September 30, 2024 (Unaudited)

	High Yield Floating Rate Fund	Investment Grade Credit Fund	Short Duration High Yield Fund

Investment Income:

Interest	$ 85,819,980	$14,559,234	$1,435,295
Dividends — affiliated issuers	3,174,250	136,840	54,550
Dividends — unaffiliated issuers	1,882,337	—	3,140
Securities lending income, net of rebates received or paid to borrowers	190,252	—	—

Total investment income	91,066,819	14,696,074	1,492,985

Expenses:

Management fees	5,785,889	1,060,329	133,668
Interest expense	415,136	—	—
Transfer Agency fees(a)	327,401	105,358	7,733
Custody, accounting and administrative services	327,121	73,975	41,041
Professional fees	69,835	63,055	82,794
Registration fees	64,471	54,079	57,188
Printing and mailing costs	40,264	24,461	22,915
Trustee fees	15,465	14,062	13,388
Distribution and Service (12b-1) fees(a)	13,767	8,351	1,480
Service fees — Class C	1,729	—	224
Prime broker fees	571	—	—
Other	27,882	11,715	5,778

Total expenses	7,089,531	1,415,385	366,209

Less — expense reductions	(100,285)	(233,310)	(215,841)

Net expenses	6,989,246	1,182,075	150,368

NET INVESTMENT INCOME	84,077,573	13,513,999	1,342,617

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(37,911,293)	(4,663,421)	(999,659)
Futures contracts	(1,749,663)	3,869,286	(215,085)
Swap contracts	—	1,929,886	(259,597)
Forward foreign currency exchange contracts	398,472	8,655	414
Foreign currency transactions	(365,053)	(8,541)	833
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	30,555,761	22,245,957	1,972,316
Unfunded loan commitment	(9,783)	—	(140)
Futures contracts	217,630	(1,971,198)	25,283
Written options	—	(5,285)	—
Swap contracts	—	(926,252)	345,689
Forward foreign currency exchange contracts	(1,643,766)	(37,925)	(3,669)
Foreign currency translation	(149,592)	2,095	2

Net realized and unrealized gain (loss)	(10,657,287)	20,443,257	866,387

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 73,420,286	$33,957,256	$2,209,004

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Separate Account Institutional	Investor	Class R6	Class R	Class P
High Yield Floating Rate Fund	$7,862	$5,186	$719	$3,774	$830	$39,539	$ —	$11,963	$ 3,802	$173	$267,320
Investment Grade Credit Fund	8,351	—	—	4,009	—	15,733	13,912	6,479	24,035	—	41,190
Short Duration High Yield Fund	808	672	—	388	108	1,887	—	183	551	—	4,616

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Emerging Markets Credit Fund		Emerging Markets Debt Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$ 1,064,758	$ 3,422,969	$ 11,543,632	$ 29,395,235
Net realized loss	(2,187,253)	(5,859,752)	(43,601,126)	(109,696,259)
Net change in unrealized gain	2,881,039	5,461,600	58,472,684	137,760,423

Net increase in net assets resulting from operations	1,758,544	3,024,817	26,415,190	57,459,399

Distributions to shareholders:

From distributable earnings:
Class A Shares	(94,314)	(487,202)	(599,993)	(1,227,049)
Class C Shares	(50,176)	(275,361)	(76,003)	(204,003)
Institutional Shares	(115,400)	(1,136,209)	(7,006,118)	(18,288,312)
Investor Shares	(375,257)	(2,125,112)	(337,260)	(1,543,249)
Class R6 Shares	(470)	(1,021,605)	(1,664,372)	(6,529,146)
Class P Shares	(428,168)	(2,496,016)	(939,319)	(1,768,497)
Return of capital:
Class A Shares	—	(43,090)	—	—
Class C Shares	—	(24,354)	—	—
Institutional Shares	—	(100,490)	—	—
Investor Shares	—	(187,953)	—	—
Class R6 Shares	—	(90,354)	—	—
Class P Shares	—	(220,757)	—	—

Total distributions to shareholders	(1,063,785)	(8,208,503)	(10,623,065)	(29,560,256)

From share transactions:

Proceeds from sales of shares	3,879,469	18,759,032	28,442,114	128,179,557
Reinvestment of distributions	1,047,197	7,969,524	9,544,694	27,140,791
Cost of shares redeemed	(8,614,473)	(45,793,507)	(71,111,470)	(505,366,928)

Net decrease in net assets resulting from share transactions	(3,687,807)	(19,064,951)	(33,124,662)	(350,046,580)

TOTAL DECREASE	(2,993,048)	(24,248,637)	(17,332,537)	(322,147,437)

Net assets:

Beginning of period	34,471,659	58,720,296	424,726,581	746,874,018

End of period	$31,478,611	$ 34,471,659	$407,394,044	$ 424,726,581

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	High Yield Fund		High Yield Floating Rate Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$62,103,737	$107,903,065	$84,077,573	$183,013,977
Net realized loss	(13,299,364)	(32,117,873)	(39,627,537)	(48,739,792)
Net change in unrealized gain	65,680,220	85,348,064	28,970,250	92,724,645

Net increase in net assets resulting from operations	114,484,593	161,133,256	73,420,286	226,998,830

Distributions to shareholders:

From distributable earnings:
Class A Shares	(2,617,283)	(5,165,591)	(248,226)	(390,118)
Class C Shares	(106,256)	(179,742)	(49,485)	(62,456)
Institutional Shares	(4,852,321)	(10,344,873)	(8,119,086)	(11,628,298)
Service Shares	(131,924)	(221,088)	—	—
Investor Shares	(235,142)	(465,569)	(810,437)	(944,611)
Class R6 Shares	(1,339,139)	(1,334,304)	(1,034,124)	(1,809,462)
Class R Shares	(132,302)	(231,866)	(10,983)	(21,501)
Class P Shares	(53,775,851)	(88,399,199)	(73,197,375)	(162,940,729)
Return of capital:
Class A Shares	—	(165,444)	—	(11,448)
Class C Shares	—	(5,757)	—	(1,833)
Institutional Shares	—	(331,326)	—	(341,259)
Service Shares	—	(7,081)	—	—
Investor Shares	—	(14,911)	—	(27,722)
Class R6 Shares	—	(42,735)	—	(53,103)
Class R Shares	—	(7,426)	—	(631)
Class P Shares	—	(2,831,255)	—	(4,781,868)

Total distributions to shareholders	(63,190,218)	(109,748,167)	(83,469,716)	(183,015,039)

From share transactions:

Proceeds from sales of shares	241,345,790	611,135,035	151,712,812	628,309,539
Reinvestment of distributions	62,700,559	109,109,521	81,424,555	182,953,460
Cost of shares redeemed	(267,174,500)	(425,453,469)	(241,453,480)	(1,070,017,007)

Net increase (decrease) in net assets resulting from share transactions	36,871,849	294,791,087	(8,316,113)	(258,754,008)

TOTAL INCREASE (DECREASE)	88,166,224	346,176,176	(18,365,543)	(214,770,217)

Net assets:

Beginning of period	1,951,269,482	1,605,093,306	2,020,332,980	2,235,103,197

End of period	$2,039,435,706	$1,951,269,482	$2,001,967,437	$2,020,332,980

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Investment Grade Credit Fund		Short Duration High Yield Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$13,513,999	$26,130,456	$1,342,617	$3,050,565
Net realized gain (loss)	1,135,865	(19,586,300)	(1,473,094)	(2,713,873)
Net change in unrealized gain	19,307,392	25,150,845	2,339,481	3,559,113

Net increase in net assets resulting from operations	33,957,256	31,695,001	2,209,004	3,895,805

Distributions to shareholders:

From distributable earnings:
Class A Shares	(139,815)	(220,159)	(18,119)	(38,247)
Class C Shares	—	—	(4,325)	(4,290)
Institutional Shares	(1,775,971)	(2,726,285)	(279,904)	(577,515)
Separate Account Institutional Shares	(2,100,099)	(3,703,499)	—	—
Investor Shares	(239,650)	(377,104)	(8,927)	(61,305)
Class R6 Shares	(3,634,710)	(9,398,302)	(108,655)	(416,079)
Class R Shares	—	—	—	(1,365)
Class P Shares	(6,215,325)	(8,388,018)	(914,259)	(1,798,494)
Return of capital:
Class A Shares	—	(33,020)	—	—
Institutional Shares	—	(408,884)	—	—
Separate Account Institutional Shares	—	(555,445)	—	—
Investor Shares	—	(56,557)	—	—
Class R6 Shares	—	(1,409,543)	—	—
Class P Shares	—	(1,258,023)	—	—

Total distributions to shareholders	(14,105,570)	(28,534,839)	(1,334,189)	(2,897,295)

From share transactions:

Proceeds from sales of shares	54,945,622	209,366,095	4,915,845	9,165,553
Reinvestment of distributions	13,993,687	28,309,958	1,332,536	2,893,595
Cost of shares redeemed	(115,952,795)	(212,437,281)	(9,326,764)	(14,355,530)

Net increase (decrease) in net assets resulting from share transactions	(47,013,486)	25,238,772	(3,078,383)	(2,296,382)

TOTAL INCREASE (DECREASE)	(27,161,800)	28,398,934	(2,203,568)	(1,297,872)

Net assets:

Beginning of period	666,623,755	638,224,821	48,263,211	49,561,083

End of period	$639,461,955	$666,623,755	$46,059,643	$48,263,211

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Credit Fund

	Class A Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$3.99		$4.55	$5.00	$5.56	$4.98	$5.76

Net investment income(a)	0.13		0.27	0.23	0.19	0.20	0.24

Net realized and unrealized gain (loss)	0.10		0.03	(0.33)	(0.55)	0.58	(0.79)

Total from investment operations	0.23		0.30	(0.10)	(0.36)	0.78	(0.55)

Distributions to shareholders from net investment income	(0.13)		(0.79)	(0.35)	(0.20)	—	— (b)

Distributions to shareholders from return of capital	—		(0.07)	—	—	(0.20)	(0.23)

Total distributions	(0.13)		(0.86)	(0.35)	(0.20)	(0.20)	(0.23)

Net asset value, end of period	$4.09		$3.99	$4.55	$5.00	$5.56	$4.98

Total return(c)	5.88%		7.31%	(1.79)%	(6.51)%	15.65%	(10.05)%

Net assets, end of period (in 000s)	$3,208		$2,681	$2,794	$3,842	$4,795	$4,808

Ratio of net expenses to average net assets	1.14	%(d)	1.19%	1.22%	1.21%	1.21%	1.23%

Ratio of total expenses to average net assets	3.20	%(d)	2.54%	2.49%	1.74%	1.84%	1.63%

Ratio of net investment income to average net assets	6.49	%(d)	6.18%	5.08%	3.44%	3.56%	4.13%

Portfolio turnover rate(e)	30%		203%	168%	123%	111%	84%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Credit Fund

	Class C Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$3.99		$4.54	$5.00	$5.55	$4.98	$5.75

Net investment income(a)	0.12		0.24	0.20	0.15	0.16	0.20

Net realized and unrealized gain (loss)	0.08		0.04	(0.34)	(0.54)	0.57	(0.78)

Total from investment operations	0.20		0.28	(0.14)	(0.39)	0.73	(0.58)

Distributions to shareholders from net investment income	(0.11)		(0.77)	(0.32)	(0.16)	—	— (b)

Distributions to shareholders from return of capital	—		(0.06)	—	—	(0.16)	(0.19)

Total distributions	(0.11)		(0.83)	(0.32)	(0.16)	(0.16)	(0.19)

Net asset value, end of period	$4.08		$3.99	$4.54	$5.00	$5.55	$4.98

Total return(c)	5.49%		6.51%	(2.54)%	(7.39)%	15.02%	(10.74)%

Net assets, end of period (in 000s)	$1,790		$1,693	$1,651	$1,879	$2,055	$2,526

Ratio of net expenses to average net assets	1.89	%(d)	1.94%	1.97%	1.96%	1.96%	1.98%

Ratio of total expenses to average net assets	3.94	%(d)	3.30%	3.24%	2.50%	2.58%	2.38%

Ratio of net investment income to average net assets	5.74	%(d)	5.43%	4.34%	2.69%	2.82%	3.44%

Portfolio turnover rate(e)	30%		203%	168%	123%	111%	84%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Credit Fund

	Institutional Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$3.98		$4.53	$4.99	$5.54	$4.97	$5.74

Net investment income(a)	0.14		0.28	0.24	0.20	0.22	0.26

Net realized and unrealized gain (loss)	0.09		0.05	(0.33)	(0.53)	0.57	(0.78)

Total from investment operations	0.23		0.33	(0.09)	(0.33)	0.79	(0.52)

Distributions to shareholders from net investment income	(0.14)		(0.81)	(0.37)	(0.22)	—	— (b)

Distributions to shareholders from return of capital	—		(0.07)	—	—	(0.22)	(0.25)

Total distributions	(0.14)		(0.88)	(0.37)	(0.22)	(0.22)	(0.25)

Net asset value, end of period	$4.07		$3.98	$4.53	$4.99	$5.54	$4.97

Total return(c)	5.78%		7.67%	(1.31)%	(6.43)%	16.26%	(9.82)%

Net assets, end of period (in 000s)	$2,414		$5,768	$6,569	$11,750	$11,320	$16,667

Ratio of net expenses to average net assets	0.84	%(d)	0.90%	0.92%	0.92%	0.91%	0.93%

Ratio of total expenses to average net assets	2.78	%(d)	2.19%	2.14%	1.41%	1.51%	1.29%

Ratio of net investment income to average net assets	6.77	%(d)	6.50%	5.36%	3.72%	3.86%	4.48%

Portfolio turnover rate(e)	30%		203%	168%	123%	111%	84%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Credit Fund

	Investor Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$3.98		$4.54	$4.99	$5.55	$4.97	$5.74

Net investment income(a)	0.14		0.28	0.24	0.20	0.21	0.26

Net realized and unrealized gain (loss)	0.09		0.04	(0.32)	(0.55)	0.58	(0.79)

Total from investment operations	0.23		0.32	(0.08)	(0.35)	0.79	(0.53)

Distributions to shareholders from net investment income	(0.13)		(0.81)	(0.37)	(0.21)	—	— (b)

Distributions to shareholders from return of capital	—		(0.07)	—	—	(0.21)	(0.24)

Total distributions	(0.13)		(0.88)	(0.37)	(0.21)	(0.21)	(0.24)

Net asset value, end of period	$4.08		$3.98	$4.54	$4.99	$5.55	$4.97

Total return(c)	6.02%		7.58%	(1.56)%	(6.29)%	15.97%	(9.69)%

Net assets, end of period (in 000s)	$11,498		$11,022	$6,364	$8,364	$4,781	$5,557

Ratio of net expenses to average net assets	0.89	%(d)	0.95%	0.97%	0.96%	0.96%	0.98%

Ratio of total expenses to average net assets	2.93	%(d)	2.32%	2.24%	1.50%	1.60%	1.38%

Ratio of net investment income to average net assets	6.74	%(d)	6.41%	5.31%	3.70%	3.80%	4.35%

Portfolio turnover rate(e)	30%		203%	168%	123%	111%	84%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Credit Fund

	Class R6 Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$3.98		$4.53	$4.99	$5.55	$4.97	$5.74

Net investment income(a)	0.14		0.29	0.25	0.21	0.22	0.27

Net realized and unrealized gain (loss)	0.09		0.04	(0.34)	(0.55)	0.58	(0.79)

Total from investment operations	0.23		0.33	(0.09)	(0.34)	0.80	(0.52)

Distributions to shareholders from net investment income	(0.14)		(0.86)	(0.37)	(0.22)	—	— (b)

Distributions to shareholders from return of capital	—		(0.02)	—	—	(0.22)	(0.25)

Total distributions	(0.14)		(0.88)	(0.37)	(0.22)	(0.22)	(0.25)

Net asset value, end of period	$4.07		$3.98	$4.53	$4.99	$5.55	$4.97

Total return(c)	5.79%		7.92%	(1.52)%	(6.42)%	16.27%	(9.82)%

Net assets, end of period (in 000s)	$14		$14	$25,147	$4,672	$24,800	$30,325

Ratio of net expenses to average net assets	0.82	%(d)	0.90%	0.90%	0.90%	0.90%	0.91%

Ratio of total expenses to average net assets	2.85	%(d)	1.88%	2.14%	1.36%	1.48%	1.28%

Ratio of net investment income to average net assets	6.79	%(d)	6.43%	5.56%	3.72%	3.87%	4.60%

Portfolio turnover rate(e)	30%		203%	168%	123%	111%	84%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Credit Fund

	Class P Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$3.98		$4.53	$4.99	$5.55	$4.97	$5.74

Net investment income(a)	0.14		0.28	0.24	0.21	0.22	0.26

Net realized and unrealized gain (loss)	0.09		0.05	(0.33)	(0.55)	0.58	(0.78)

Total from investment operations	0.23		0.33	(0.09)	(0.34)	0.80	(0.52)

Distributions to shareholders from net investment income	(0.14)		(0.81)	(0.37)	(0.22)	—	— (b)

Distributions to shareholders from return of capital	—		(0.07)	—	—	(0.22)	(0.25)

Total distributions	(0.14)		(0.88)	(0.37)	(0.22)	(0.22)	(0.25)

Net asset value, end of period	$4.07		$3.98	$4.53	$4.99	$5.55	$4.97

Total return(c)	5.79%		7.68%	(1.30)%	(6.42)%	16.27%	(9.82)%

Net assets, end of period (in 000s)	$12,555		$13,294	$16,196	$20,864	$29,194	$30,957

Ratio of net expenses to average net assets	0.83	%(d)	0.89%	0.91%	0.91%	0.90%	0.92%

Ratio of total expenses to average net assets	2.84	%(d)	2.18%	2.15%	1.41%	1.50%	1.28%

Ratio of net investment income to average net assets	6.80	%(d)	6.49%	5.38%	3.73%	3.87%	4.48%

Portfolio turnover rate(e)	30%		203%	168%	123%	111%	84%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Debt Fund

	Class A Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.53		$8.89	$10.65	$11.98	$10.36	$12.20

Net investment income(a)	0.26		0.47	0.44	0.44	0.43	0.51

Net realized and unrealized gain (loss)	0.36		0.64	(1.52)	(1.32)	1.61	(1.85)

Total from investment operations	0.62		1.11	(1.08)	(0.88)	2.04	(1.34)

Distributions to shareholders from net investment income	(0.24)		(0.47)	(0.68)	(0.45)	(0.42)	(0.26)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.24)

Total distributions	(0.24)		(0.47)	(0.68)	(0.45)	(0.42)	(0.50)

Net asset value, end of period	$9.91		$9.53	$8.89	$10.65	$11.98	$10.36

Total return(b)	6.73%		12.87%	(10.08)%	(7.64)%	19.75%	(11.48)%

Net assets, end of period (in 000s)	$24,900		$24,265	$23,037	$29,940	$43,340	$46,179

Ratio of net expenses to average net assets	1.12	%(c)	1.14%	1.16%	1.16%	1.17%	1.19%

Ratio of total expenses to average net assets	1.37	%(c)	1.36%	1.29%	1.22%	1.25%	1.26%

Ratio of net investment income to average net assets	5.47	%(c)	5.21%	4.73%	3.62%	3.60%	4.17%

Portfolio turnover rate(d)	16%		27%	53%	32%	79%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Debt Fund

	Class C Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.52		$8.87	$10.64	$11.97	$10.35	$12.19

Net investment income(a)	0.23		0.40	0.37	0.35	0.34	0.42

Net realized and unrealized gain (loss)	0.35		0.65	(1.53)	(1.32)	1.61	(1.85)

Total from investment operations	0.58		1.05	(1.16)	(0.97)	1.95	(1.43)

Distributions to shareholders from net investment income	(0.20)		(0.40)	(0.61)	(0.36)	(0.33)	(0.22)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.19)

Total distributions	(0.20)		(0.40)	(0.61)	(0.36)	(0.33)	(0.41)

Net asset value, end of period	$9.90		$9.52	$8.87	$10.64	$11.97	$10.35

Total return(b)	6.23%		12.05%	(10.76)%	(8.34)%	18.76%	(12.07)%

Net assets, end of period (in 000s)	$3,301		$3,945	$5,112	$8,088	$10,192	$13,742

Ratio of net expenses to average net assets	1.87	%(c)	1.89%	1.91%	1.91%	1.92%	1.94%

Ratio of total expenses to average net assets	2.11	%(c)	2.11%	2.04%	1.97%	2.00%	2.01%

Ratio of net investment income to average net assets	4.71	%(c)	4.49%	3.95%	2.88%	2.86%	3.42%

Portfolio turnover rate(d)	16%		27%	53%	32%	79%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Debt Fund

	Institutional Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.54		$8.89	$10.66	$11.99	$10.37	$12.21

Net investment income(a)	0.28		0.50	0.46	0.47	0.47	0.55

Net realized and unrealized gain (loss)	0.35		0.65	(1.53)	(1.31)	1.61	(1.85)

Total from investment operations	0.63		1.15	(1.07)	(0.84)	2.08	(1.30)

Distributions to shareholders from net investment income	(0.25)		(0.50)	(0.70)	(0.49)	(0.46)	(0.29)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.25)

Total distributions	(0.25)		(0.50)	(0.70)	(0.49)	(0.46)	(0.54)

Net asset value, end of period	$9.92		$9.54	$8.89	$10.66	$11.99	$10.37

Total return(b)	6.76%		13.30%	(9.90)%	(7.35)%	19.99%	(11.10)%

Net assets, end of period (in 000s)	$265,841		$282,815	$407,041	$726,607	$916,157	$825,481

Ratio of net expenses to average net assets	0.85	%(c)	0.86%	0.86%	0.86%	0.86%	0.87%

Ratio of total expenses to average net assets	1.03	%(c)	1.02%	0.96%	0.89%	0.92%	0.92%

Ratio of net investment income to average net assets	5.73	%(c)	5.52%	4.98%	3.94%	3.92%	4.48%

Portfolio turnover rate(d)	16%		27%	53%	32%	79%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Debt Fund

	Investor Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.54		$8.89	$10.67	$12.00	$10.38	$12.21

Net investment income(a)	0.27		0.52	0.47	0.47	0.46	0.54

Net realized and unrealized gain (loss)	0.36		0.63	(1.55)	(1.32)	1.61	(1.83)

Total from investment operations	0.63		1.15	(1.08)	(0.85)	2.07	(1.29)

Distributions to shareholders from net investment income	(0.25)		(0.50)	(0.70)	(0.48)	(0.45)	(0.29)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.25)

Total distributions	(0.25)		(0.50)	(0.70)	(0.48)	(0.45)	(0.54)

Net asset value, end of period	$9.92		$9.54	$8.89	$10.67	$12.00	$10.38

Total return(b)	6.75%		13.15%	(9.84)%	(7.47)%	20.02%	(11.16)%

Net assets, end of period (in 000s)	$12,836		$13,003	$119,488	$38,862	$75,617	$70,616

Ratio of net expenses to average net assets	0.87	%(c)	0.89%	0.89%	0.91%	0.92%	0.94%

Ratio of total expenses to average net assets	1.11	%(c)	1.07%	1.04%	0.97%	1.00%	1.01%

Ratio of net investment income to average net assets	5.71	%(c)	5.80%	5.15%	3.86%	3.85%	4.42%

Portfolio turnover rate(d)	16%		27%	53%	32%	79%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Debt Fund

	Class R6 Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.54		$8.89	$10.66	$11.99	$10.37	$12.21

Net investment income(a)	0.28		0.50	0.47	0.47	0.47	0.55

Net realized and unrealized gain (loss)	0.35		0.65	(1.53)	(1.31)	1.61	(1.85)

Total from investment operations	0.63		1.15	(1.06)	(0.84)	2.08	(1.30)

Distributions to shareholders from net investment income	(0.25)		(0.50)	(0.71)	(0.49)	(0.46)	(0.28)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.26)

Total distributions	(0.25)		(0.50)	(0.71)	(0.49)	(0.46)	(0.54)

Net asset value, end of period	$9.92		$9.54	$8.89	$10.66	$11.99	$10.37

Total return(b)	6.76%		13.31%	(9.89)%	(7.34)%	20.12%	(11.17)%

Net assets, end of period (in 000s)	$63,408		$65,816	$161,802	$183,368	$214,558	$184,389

Ratio of net expenses to average net assets	0.84	%(c)	0.85%	0.85%	0.85%	0.85%	0.86%

Ratio of total expenses to average net assets	1.02	%(c)	1.01%	0.95%	0.88%	0.91%	0.91%

Ratio of net investment income to average net assets	5.74	%(c)	5.60%	5.01%	3.94%	3.92%	4.50%

Portfolio turnover rate(d)	16%		27%	53%	32%	79%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Emerging Markets Debt Fund

	Class P Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.53		$8.88	$10.65	$11.99	$10.37	$12.20

Net investment income(a)	0.28		0.50	0.46	0.47	0.48	0.55

Net realized and unrealized gain (loss)	0.35		0.65	(1.52)	(1.32)	1.60	(1.84)

Total from investment operations	0.63		1.15	(1.06)	(0.85)	2.08	(1.29)

Distributions to shareholders from net investment income	(0.25)		(0.50)	(0.71)	(0.49)	(0.46)	(0.29)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.25)

Total distributions	(0.25)		(0.50)	(0.71)	(0.49)	(0.46)	(0.54)

Net asset value, end of period	$9.91		$9.53	$8.88	$10.65	$11.99	$10.37

Total return(b)	6.77%		13.19%	(9.81)%	(7.43)%	20.12%	(11.10)%

Net assets, end of period (in 000s)	$37,108		$34,883	$30,394	$35,720	$35,499	$14,207

Ratio of net expenses to average net assets	0.84	%(c)	0.85%	0.85%	0.85%	0.85%	0.86%

Ratio of total expenses to average net assets	1.02	%(c)	1.02%	0.95%	0.88%	0.90%	0.91%

Ratio of net investment income to average net assets	5.74	%(c)	5.48%	5.03%	3.97%	3.96%	4.49%

Portfolio turnover rate(d)	16%		27%	53%	32%	79%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Fund

	Class A Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$5.57		$5.42	$6.00	$6.39	$5.47	$6.32

Net investment income(a)	0.17		0.32	0.28	0.26	0.31	0.33

Net realized and unrealized gain (loss)	0.15		0.16	(0.56)	(0.36)	0.93	(0.83)

Total from investment operations	0.32		0.48	(0.28)	(0.10)	1.24	(0.50)

Distributions to shareholders from net investment income	(0.17)		(0.32)	(0.28)	(0.26)	(0.32)	(0.35)

Distributions to shareholders from return of capital	—		(0.01)	(0.02)	(0.03)	—	— (b)

Total distributions	(0.17)		(0.33)	(0.30)	(0.29)	(0.32)	(0.35)

Net asset value, end of period	$5.72		$5.57	$5.42	$6.00	$6.39	$5.47

Total return(c)	5.90%		9.07%	(4.51)%	(1.77)%	23.07%	(8.50)%

Net assets, end of period (in 000s)	$88,911		$85,376	$96,399	$111,249	$126,459	$120,003

Ratio of net expenses to average net assets	0.98	%(d)	0.98%	0.99%	1.00%	1.03%	1.03%

Ratio of total expenses to average net assets	1.11	%(d)	1.11%	1.11%	1.10%	1.11%	1.11%

Ratio of net investment income to average net assets	6.05	%(d)	5.89%	5.18%	4.15%	5.04%	5.26%

Portfolio turnover rate(e)	22%		26%	39%	56%	71%	80%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Fund

	Class C Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$5.57		$5.42	$6.01	$6.40	$5.47	$6.32

Net investment income(a)	0.15		0.28	0.24	0.22	0.26	0.29

Net realized and unrealized gain (loss)	0.15		0.16	(0.57)	(0.37)	0.95	(0.84)

Total from investment operations	0.30		0.44	(0.33)	(0.15)	1.21	(0.55)

Distributions to shareholders from net investment income	(0.15)		(0.28)	(0.24)	(0.22)	(0.28)	(0.30)

Distributions to shareholders from return of capital	—		(0.01)	(0.02)	(0.02)	—	— (b)

Total distributions	(0.15)		(0.29)	(0.26)	(0.24)	(0.28)	(0.30)

Net asset value, end of period	$5.72		$5.57	$5.42	$6.01	$6.40	$5.47

Total return(c)	5.51%		8.26%	(5.38)%	(2.50)%	22.12%	(9.02)%

Net assets, end of period (in 000s)	$4,388		$3,936	$3,721	$5,607	$6,448	$9,942

Ratio of net expenses to average net assets	1.73	%(d)	1.73%	1.74%	1.75%	1.78%	1.78%

Ratio of total expenses to average net assets	1.86	%(d)	1.86%	1.86%	1.85%	1.86%	1.86%

Ratio of net investment income to average net assets	5.32	%(d)	5.14%	4.41%	3.40%	4.27%	4.52%

Portfolio turnover rate(e)	22%		26%	39%	56%	71%	80%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Fund

	Institutional Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$5.58		$5.43	$6.02	$6.41	$5.48	$6.33

Net investment income(a)	0.18		0.34	0.30	0.28	0.33	0.35

Net realized and unrealized gain (loss)	0.15		0.15	(0.57)	(0.36)	0.94	(0.83)

Total from investment operations	0.33		0.49	(0.27)	(0.08)	1.27	(0.48)

Distributions to shareholders from net investment income	(0.18)		(0.33)	(0.30)	(0.28)	(0.34)	(0.37)

Distributions to shareholders from return of capital	—		(0.01)	(0.02)	(0.03)	—	— (b)

Total distributions	(0.18)		(0.34)	(0.32)	(0.31)	(0.34)	(0.37)

Net asset value, end of period	$5.73		$5.58	$5.43	$6.02	$6.41	$5.48

Total return(c)	6.06%		9.38%	(4.38)%	(1.48)%	23.34%	(8.05)%

Net assets, end of period (in 000s)	$144,557		$169,826	$178,298	$263,256	$295,209	$250,926

Ratio of net expenses to average net assets	0.68	%(d)	0.69%	0.71%	0.72%	0.75%	0.75%

Ratio of total expenses to average net assets	0.78	%(d)	0.78%	0.78%	0.77%	0.78%	0.77%

Ratio of net investment income to average net assets	6.35	%(d)	6.19%	5.44%	4.43%	5.29%	5.55%

Portfolio turnover rate(e)	22%		26%	39%	56%	71%	80%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Fund

	Service Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$5.57		$5.41	$6.00	$6.39	$5.46	$6.31

Net investment income(a)	0.16		0.31	0.27	0.25	0.30	0.32

Net realized and unrealized gain (loss)	0.15		0.16	(0.57)	(0.37)	0.94	(0.84)

Total from investment operations	0.31		0.47	(0.30)	(0.12)	1.24	(0.52)

Distributions to shareholders from net investment income	(0.17)		(0.30)	(0.27)	(0.24)	(0.31)	(0.33)

Distributions to shareholders from return of capital	—		(0.01)	(0.02)	(0.03)	—	— (b)

Total distributions	(0.17)		(0.31)	(0.29)	(0.27)	(0.31)	(0.33)

Net asset value, end of period	$5.71		$5.57	$5.41	$6.00	$6.39	$5.46

Total return(c)	5.61%		9.04%	(4.89)%	(1.99)%	22.80%	(8.56)%

Net assets, end of period (in 000s)	$4,547		$4,375	$4,258	$6,867	$8,331	$5,563

Ratio of net expenses to average net assets	1.18	%(d)	1.19%	1.21%	1.22%	1.25%	1.25%

Ratio of total expenses to average net assets	1.28	%(d)	1.28%	1.28%	1.27%	1.28%	1.27%

Ratio of net investment income to average net assets	5.86	%(d)	5.68%	4.92%	3.94%	4.80%	5.05%

Portfolio turnover rate(e)	22%		26%	39%	56%	71%	80%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Fund

	Investor Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$5.58		$5.43	$6.02	$6.40	$5.48	$6.33

Net investment income(a)	0.18		0.33	0.30	0.28	0.33	0.35

Net realized and unrealized gain (loss)	0.15		0.16	(0.57)	(0.36)	0.93	(0.83)

Total from investment operations	0.33		0.49	(0.27)	(0.08)	1.26	(0.48)

Distributions to shareholders from net investment income	(0.18)		(0.33)	(0.30)	(0.27)	(0.34)	(0.37)

Distributions to shareholders from return of capital	—		(0.01)	(0.02)	(0.03)	—	— (b)

Total distributions	(0.18)		(0.34)	(0.32)	(0.30)	(0.34)	(0.37)

Net asset value, end of period	$5.73		$5.58	$5.43	$6.02	$6.40	$5.48

Total return(c)	6.03%		9.33%	(4.25)%	(1.52)%	23.34%	(8.25)%

Net assets, end of period (in 000s)	$7,569		$7,242	$7,715	$16,174	$14,217	$13,268

Ratio of net expenses to average net assets	0.73	%(d)	0.73%	0.74%	0.75%	0.78%	0.78%

Ratio of total expenses to average net assets	0.86	%(d)	0.86%	0.86%	0.85%	0.86%	0.86%

Ratio of net investment income to average net assets	6.31	%(d)	6.14%	5.40%	4.40%	5.29%	5.52%

Portfolio turnover rate(e)	22%		26%	39%	56%	71%	80%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Fund

	Class R6 Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$5.59		$5.44	$6.03	$6.42	$5.49	$6.34

Net investment income(a)	0.18		0.34	0.29	0.28	0.33	0.35

Net realized and unrealized gain (loss)	0.16		0.15	(0.56)	(0.36)	0.94	(0.83)

Total from investment operations	0.34		0.49	(0.27)	(0.08)	1.27	(0.48)

Distributions to shareholders from net investment income	(0.18)		(0.33)	(0.30)	(0.28)	(0.34)	(0.37)

Distributions to shareholders from return of capital	—		(0.01)	(0.02)	(0.03)	—	— (b)

Total distributions	(0.18)		(0.34)	(0.32)	(0.31)	(0.34)	(0.37)

Net asset value, end of period	$5.75		$5.59	$5.44	$6.03	$6.42	$5.49

Total return(c)	6.24%		9.39%	(4.36)%	(1.46)%	23.32%	(8.02)%

Net assets, end of period (in 000s)	$48,173		$37,844	$16,748	$70,219	$41,825	$49,791

Ratio of net expenses to average net assets	0.67	%(d)	0.68%	0.70%	0.71%	0.74%	0.74%

Ratio of total expenses to average net assets	0.77	%(d)	0.77%	0.77%	0.76%	0.77%	0.76%

Ratio of net investment income to average net assets	6.34	%(d)	6.17%	5.31%	4.45%	5.31%	5.55%

Portfolio turnover rate(e)	22%		26%	39%	56%	71%	80%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Fund

	Class R Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$5.56		$5.41	$6.00	$6.38	$5.47	$6.31

Net investment income(a)	0.16		0.31	0.27	0.25	0.30	0.32

Net realized and unrealized gain (loss)	0.16		0.15	(0.57)	(0.36)	0.92	(0.83)

Total from investment operations	0.32		0.46	(0.30)	(0.11)	1.22	(0.51)

Distributions to shareholders from net investment income	(0.17)		(0.30)	(0.27)	(0.24)	(0.31)	(0.33)

Distributions to shareholders from return of capital	—		(0.01)	(0.02)	(0.03)	—	— (b)

Total distributions	(0.17)		(0.31)	(0.29)	(0.27)	(0.31)	(0.33)

Net asset value, end of period	$5.71		$5.56	$5.41	$6.00	$6.38	$5.47

Total return(c)	5.78%		8.80%	(4.92)%	(1.87)%	22.57%	(8.58)%

Net assets, end of period (in 000s)	$4,742		$4,512	$3,816	$4,551	$6,089	$9,899

Ratio of net expenses to average net assets	1.23	%(d)	1.23%	1.24%	1.25%	1.28%	1.28%

Ratio of total expenses to average net assets	1.36	%(d)	1.36%	1.36%	1.35%	1.36%	1.36%

Ratio of net investment income to average net assets	5.81	%(d)	5.64%	4.93%	3.90%	4.84%	5.01%

Portfolio turnover rate(e)	22%		26%	39%	56%	71%	80%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Fund

	Class P Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$5.58		$5.43	$6.02	$6.41	$5.48	$6.33

Net investment income(a)	0.18		0.34	0.30	0.28	0.33	0.35

Net realized and unrealized gain (loss)	0.15		0.15	(0.57)	(0.36)	0.94	(0.83)

Total from investment operations	0.33		0.49	(0.27)	(0.08)	1.27	(0.48)

Distributions to shareholders from net investment income	(0.18)		(0.33)	(0.30)	(0.28)	(0.34)	(0.37)

Distributions to shareholders from return of capital	—		(0.01)	(0.02)	(0.03)	—	— (b)

Total distributions	(0.18)		(0.34)	(0.32)	(0.31)	(0.34)	(0.37)

Net asset value, end of period	$5.73		$5.58	$5.43	$6.02	$6.41	$5.48

Total return(c)	6.06%		9.39%	(4.37)%	(1.47)%	23.35%	(8.04)%

Net assets, end of period (in 000s)	$1,736,550		$1,638,158	$1,294,140	$1,417,912	$1,575,340	$1,331,465

Ratio of net expenses to average net assets	0.67	%(d)	0.68%	0.70%	0.71%	0.74%	0.74%

Ratio of total expenses to average net assets	0.77	%(d)	0.77%	0.77%	0.76%	0.77%	0.76%

Ratio of net investment income to average net assets	6.37	%(d)	6.19%	5.47%	4.44%	5.31%	5.55%

Portfolio turnover rate(e)	22%		26%	39%	56%	71%	80%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Floating Rate Fund

	Class A Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.89		$8.71	$9.23	$9.36	$7.89	$9.36

Net investment income(a)	0.35		0.75	0.52	0.29	0.32	0.45

Net realized and unrealized gain (loss)	(0.04)		0.18	(0.46)	(0.13)	1.48	(1.47)

Total from investment operations	0.31		0.93	0.06	0.16	1.80	(1.02)

Distributions to shareholders from net investment income	(0.35)		(0.73)	(0.58)	(0.29)	(0.33)	(0.45)

Distributions to shareholders from return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.35)		(0.75)	(0.58)	(0.29)	(0.33)	(0.45)

Net asset value, end of period	$8.85		$8.89	$8.71	$9.23	$9.36	$7.89

Total return(b)	3.44%		11.23%	0.77%	1.83%	22.96%	(11.44)%

Net assets, end of period (in 000s)	$6,247		$6,260	$2,959	$3,623	$3,583	$2,788

Ratio of net expenses to average net assets after interest expense	1.01	%(c)	1.07%	1.06%	0.96%	1.06%	1.04%

Ratio of net expenses to average net assets before interest expense	0.98	%(c)	1.03%	0.99%	0.94%	1.01%	1.03%

Ratio of total expenses to average net assets after interest expense	1.03	%(c)	1.08%	1.07%	0.98%	1.11%	1.04%

Ratio of net investment income to average net assets	7.95	%(c)	8.55%	5.89%	3.05%	3.62%	4.86%

Portfolio turnover rate(d)	23%		29%	24%	26%	53%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Floating Rate Fund

	Class C Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.90		$8.71	$9.23	$9.36	$7.89	$9.36

Net investment income(a)	0.32		0.69	0.44	0.22	0.26	0.38

Net realized and unrealized gain (loss)	(0.05)		0.19	(0.45)	(0.13)	1.47	(1.47)

Total from investment operations	0.27		0.88	(0.01)	0.09	1.73	(1.09)

Distributions to shareholders from net investment income	(0.32)		(0.67)	(0.51)	(0.22)	(0.26)	(0.38)

Distributions to shareholders from return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.32)		(0.69)	(0.51)	(0.22)	(0.26)	(0.38)

Net asset value, end of period	$8.85		$8.90	$8.71	$9.23	$9.36	$7.89

Total return(b)	3.17%		10.41%	0.02%	0.96%	22.18%	(12.10)%

Net assets, end of period (in 000s)	$1,455		$898	$731	$1,178	$578	$673

Ratio of net expenses to average net assets after interest expense	1.75	%(c)	1.83%	1.80%	1.71%	1.81%	1.79%

Ratio of net expenses to average net assets before interest expense	1.72	%(c)	1.77%	1.74%	1.69%	1.76%	1.77%

Ratio of total expenses to average net assets after interest expense	1.78	%(c)	1.83%	1.81%	1.73%	1.87%	1.79%

Ratio of net investment income to average net assets	7.19	%(c)	7.77%	5.01%	2.31%	2.93%	4.12%

Portfolio turnover rate(d)	23%		29%	24%	26%	53%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Floating Rate Fund

	Institutional Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.89		$8.71	$9.23	$9.36	$7.90	$9.36

Net investment income(a)	0.37		0.78	0.58	0.32	0.36	0.48

Net realized and unrealized gain (loss)	(0.04)		0.18	(0.49)	(0.13)	1.46	(1.45)

Total from investment operations	0.33		0.96	0.09	0.19	1.82	(0.97)

Distributions to shareholders from net investment income	(0.37)		(0.76)	(0.61)	(0.32)	(0.36)	(0.49)

Distributions to shareholders from return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.37)		(0.78)	(0.61)	(0.32)	(0.36)	(0.49)

Net asset value, end of period	$8.85		$8.89	$8.71	$9.23	$9.36	$7.90

Total return(b)	3.60%		11.59%	1.10%	2.06%	23.34%	(11.03)%

Net assets, end of period (in 000s)	$185,329		$200,199	$131,964	$71,792	$75,149	$79,977

Ratio of net expenses to average net assets after interest expense	0.70	%(c)	0.75%	0.75%	0.63%	0.72%	0.70%

Ratio of net expenses to average net assets before interest expense	0.67	%(c)	0.70%	0.67%	0.61%	0.67%	0.68%

Ratio of total expenses to average net assets after interest expense	0.70	%(c)	0.75%	0.75%	0.65%	0.76%	0.70%

Ratio of net investment income to average net assets	8.28	%(c)	8.88%	6.58%	3.38%	3.99%	5.16%

Portfolio turnover rate(d)	23%		29%	24%	26%	53%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Floating Rate Fund

	Investor Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.92		$8.73	$9.25	$9.38	$7.91	$9.38

Net investment income(a)	0.37		0.77	0.57	0.31	0.34	0.48

Net realized and unrealized gain (loss)	(0.05)		0.20	(0.49)	(0.13)	1.48	(1.47)

Total from investment operations	0.32		0.97	0.08	0.18	1.82	(0.99)

Distributions to shareholders from net investment income	(0.36)		(0.76)	(0.60)	(0.31)	(0.35)	(0.48)

Distributions to shareholders from return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.36)		(0.78)	(0.60)	(0.31)	(0.35)	(0.48)

Net asset value, end of period	$8.88		$8.92	$8.73	$9.25	$9.38	$7.91

Total return(b)	3.57%		11.62%	1.04%	1.98%	23.35%	(11.18)%

Net assets, end of period (in 000s)	$19,254		$18,874	$6,217	$6,293	$3,825	$705

Ratio of net expenses to average net assets after interest expense	0.76	%(c)	0.82%	0.83%	0.71%	0.80%	0.78%

Ratio of net expenses to average net assets before interest expense	0.73	%(c)	0.77%	0.75%	0.69%	0.75%	0.77%

Ratio of total expenses to average net assets after interest expense	0.78	%(c)	0.82%	0.83%	0.73%	0.84%	0.78%

Ratio of net investment income to average net assets	8.20	%(c)	8.74%	6.45%	3.30%	3.74%	5.14%

Portfolio turnover rate(d)	23%		29%	24%	26%	53%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Floating Rate Fund

	Class R6 Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.91		$8.72	$9.24	$9.36	$7.90	$9.37

Net investment income(a)	0.37		0.78	0.43	0.32	0.33	0.49

Net realized and unrealized gain (loss)	(0.05)		0.19	(0.34)	(0.12)	1.49	(1.47)

Total from investment operations	0.32		0.97	0.09	0.20	1.82	(0.98)

Distributions to shareholders from net investment income	(0.37)		(0.76)	(0.61)	(0.32)	(0.36)	(0.49)

Distributions to shareholders from return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.37)		(0.78)	(0.61)	(0.32)	(0.36)	(0.49)

Net asset value, end of period	$8.86		$8.91	$8.72	$9.24	$9.36	$7.90

Total return(b)	3.61%		11.60%	1.12%	2.18%	23.35%	(11.11)%

Net assets, end of period (in 000s)	$22,598		$27,820	$17,687	$355,784	$143,999	$24,486

Ratio of net expenses to average net assets after interest expense	0.68	%(c)	0.73%	0.63%	0.62%	0.70%	0.69%

Ratio of net expenses to average net assets before interest expense	0.65	%(c)	0.69%	0.62%	0.62%	0.57%	0.67%

Ratio of total expenses to average net assets after interest expense	0.69	%(c)	0.74%	0.64%	0.64%	0.75%	0.69%

Ratio of net investment income to average net assets	8.26	%(c)	8.86%	4.84%	3.41%	3.59%	5.20%

Portfolio turnover rate(d)	23%		29%	24%	26%	53%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Floating Rate Fund

	Class R Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.90		$8.71	$9.23	$9.35	$7.89	$9.36

Net investment income(a)	0.34		0.73	0.59	0.26	0.30	0.44

Net realized and unrealized gain (loss)	(0.05)		0.19	(0.56)	(0.11)	1.47	(1.48)

Total from investment operations	0.29		0.92	0.03	0.15	1.77	(1.04)

Distributions to shareholders from net investment income	(0.34)		(0.71)	(0.55)	(0.27)	(0.31)	(0.43)

Distributions to shareholders from return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.34)		(0.73)	(0.55)	(0.27)	(0.31)	(0.43)

Net asset value, end of period	$8.85		$8.90	$8.71	$9.23	$9.35	$7.89

Total return(b)	3.31%		10.96%	0.52%	1.58%	22.69%	(11.64)%

Net assets, end of period (in 000s)	$292		$283	$249	$68	$13	$11

Ratio of net expenses to average net assets after interest expense	1.26	%(c)	1.33%	1.38%	1.18%	1.29%	1.27%

Ratio of net expenses to average net assets before interest expense	1.23	%(c)	1.28%	1.27%	1.17%	1.25%	1.26%

Ratio of total expenses to average net assets after interest expense	1.28	%(c)	1.33%	1.39%	1.20%	1.34%	1.27%

Ratio of net investment income to average net assets	7.70	%(c)	8.30%	6.68%	2.79%	3.38%	4.75%

Portfolio turnover rate(d)	23%		29%	24%	26%	53%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	High Yield Floating Rate Fund

	Class P Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.91		$8.73	$9.25	$9.37	$7.91	$9.37

Net investment income(a)	0.37		0.78	0.55	0.32	0.35	0.49

Net realized and unrealized gain (loss)	(0.04)		0.18	(0.46)	(0.12)	1.47	(1.46)

Total from investment operations	0.33		0.96	0.09	0.20	1.82	(0.97)

Distributions to shareholders from net investment income	(0.37)		(0.76)	(0.61)	(0.32)	(0.36)	(0.49)

Distributions to shareholders from return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.37)		(0.78)	(0.61)	(0.32)	(0.36)	(0.49)

Net asset value, end of period	$8.87		$8.91	$8.73	$9.25	$9.37	$7.91

Total return(b)	3.61%		11.60%	1.13%	2.18%	23.49%	(11.11)%

Net assets, end of period (in 000s)	$1,766,792		$1,766,000	$2,075,297	$4,252,333	$1,681,575	$1,132,605

Ratio of net expenses to average net assets after interest expense	0.68	%(c)	0.74%	0.71%	0.62%	0.71%	0.69%

Ratio of net expenses to average net assets before interest expense	0.65	%(c)	0.69%	0.65%	0.62%	0.70%	0.67%

Ratio of total expenses to average net assets after interest expense	0.69	%(c)	0.74%	0.72%	0.64%	0.76%	0.69%

Ratio of net investment income to average net assets	8.27	%(c)	8.89%	6.16%	3.40%	3.94%	5.22%

Portfolio turnover rate(d)	23%		29%	24%	26%	53%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Investment Grade Credit Fund

	Class A Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$7.99		$7.97	$8.76	$9.59	$8.96	$9.16

Net investment income(a)	0.16		0.30	0.24	0.20	0.24	0.27

Net realized and unrealized gain (loss)	0.29		0.05	(0.76)	(0.58)	0.77	(0.06)

Total from investment operations	0.45		0.35	(0.52)	(0.38)	1.01	0.21

Distributions to shareholders from net investment income	(0.17)		(0.29)	(0.24)	(0.17)	(0.25)	(0.29)

Distributions to shareholders from net realized gains	—		—	—	(0.22)	(0.13)	(0.12)

Distributions to shareholders from return of capital	—		(0.04)	(0.03)	(0.06)	—	—

Total distributions	(0.17)		(0.33)	(0.27)	(0.45)	(0.38)	(0.41)

Net asset value, end of period	$8.27		$7.99	$7.97	$8.76	$9.59	$8.96

Total return(b)	5.70%		4.53%	(5.71)%	(4.42)%	11.23%	1.98%

Net assets, end of period (in 000s)	$7,210		$6,398	$6,130	$8,652	$9,743	$9,832

Ratio of net expenses to average net assets	0.71	%(c)	0.71%	0.71%	0.71%	0.72%	0.72%

Ratio of total expenses to average net assets	0.79	%(c)	0.78%	0.79%	0.79%	0.79%	0.81%

Ratio of net investment income to average net assets	4.00	%(c)	3.82%	3.02%	2.04%	2.40%	2.86%

Portfolio turnover rate(d)	21%		49%	58%	31%	69%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Investment Grade Credit Fund

	Institutional Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.00		$7.97	$8.76	$9.59	$8.96	$9.17

Net investment income(a)	0.17		0.33	0.27	0.23	0.27	0.30

Net realized and unrealized gain (loss)	0.29		0.06	(0.76)	(0.58)	0.78	(0.07)

Total from investment operations	0.46		0.39	(0.49)	(0.35)	1.05	0.23

Distributions to shareholders from net investment income	(0.18)		(0.31)	(0.27)	(0.20)	(0.29)	(0.32)

Distributions to shareholders from net realized gains	—		—	—	(0.22)	(0.13)	(0.12)

Distributions to shareholders from return of capital	—		(0.05)	(0.03)	(0.06)	—	—

Total distributions	(0.18)		(0.36)	(0.30)	(0.48)	(0.42)	(0.44)

Net asset value, end of period	$8.28		$8.00	$7.97	$8.76	$9.59	$8.96

Total return(b)	6.00%		4.87%	(5.50)%	(4.00)%	11.47%	2.44%

Net assets, end of period (in 000s)	$90,460		$74,962	$64,706	$66,925	$123,553	$51,976

Ratio of net expenses to average net assets	0.38	%(c)	0.38%	0.38%	0.38%	0.38%	0.38%

Ratio of total expenses to average net assets	0.46	%(c)	0.45%	0.46%	0.46%	0.45%	0.47%

Ratio of net investment income to average net assets	4.32	%(c)	4.15%	3.38%	2.38%	2.69%	3.19%

Portfolio turnover rate(d)	21%		49%	58%	31%	69%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Investment Grade Credit Fund

	Separate Account Institutional Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.00		$7.97	$8.76	$9.60	$8.97	$9.17

Net investment income(a)	0.17		0.33	0.27	0.23	0.27	0.31

Net realized and unrealized gain (loss)	0.29		0.06	(0.76)	(0.59)	0.78	(0.07)

Total from investment operations	0.46		0.39	(0.49)	(0.36)	1.05	0.24

Distributions to shareholders from net investment income	(0.18)		(0.31)	(0.27)	(0.20)	(0.29)	(0.32)

Distributions to shareholders from net realized gains	—		—	—	(0.22)	(0.13)	(0.12)

Distributions to shareholders from return of capital	—		(0.05)	(0.03)	(0.06)	—	—

Total distributions	(0.18)		(0.36)	(0.30)	(0.48)	(0.42)	(0.44)

Net asset value, end of period	$8.28		$8.00	$7.97	$8.76	$9.60	$8.97

Total return(b)	5.87%		4.88%	(5.38)%	(4.09)%	11.60%	2.45%

Net assets, end of period (in 000s)	$95,511		$92,291	$102,580	$123,397	$176,606	$226,962

Ratio of net expenses to average net assets	0.37	%(c)	0.37%	0.37%	0.37%	0.37%	0.37%

Ratio of total expenses to average net assets	0.45	%(c)	0.44%	0.45%	0.45%	0.45%	0.46%

Ratio of net investment income to average net assets	4.34	%(c)	4.16%	3.38%	2.39%	2.75%	3.21%

Portfolio turnover rate(d)	21%		49%	58%	31%	69%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Investment Grade Credit Fund

	Investor Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$7.99		$7.97	$8.76	$9.59	$8.96	$9.17

Net investment income(a)	0.17		0.32	0.27	0.22	0.26	0.30

Net realized and unrealized gain (loss)	0.29		0.05	(0.77)	(0.58)	0.78	(0.07)

Total from investment operations	0.46		0.37	(0.50)	(0.36)	1.04	0.23

Distributions to shareholders from net investment income	(0.18)		(0.30)	(0.26)	(0.19)	(0.28)	(0.32)

Distributions to shareholders from net realized gains	—		—	—	(0.22)	(0.13)	(0.12)

Distributions to shareholders from return of capital	—		(0.05)	(0.03)	(0.06)	—	—

Total distributions	(0.18)		(0.35)	(0.29)	(0.47)	(0.41)	(0.44)

Net asset value, end of period	$8.27		$7.99	$7.97	$8.76	$9.59	$8.96

Total return(b)	5.83%		4.79%	(5.58)%	(4.07)%	11.38%	2.35%

Net assets, end of period (in 000s)	$10,946		$10,499	$11,844	$3,815	$5,364	$4,628

Ratio of net expenses to average net assets	0.46	%(c)	0.46%	0.46%	0.46%	0.46%	0.47%

Ratio of total expenses to average net assets	0.54	%(c)	0.53%	0.54%	0.54%	0.54%	0.56%

Ratio of net investment income to average net assets	4.25	%(c)	4.07%	3.39%	2.30%	2.63%	3.10%

Portfolio turnover rate(d)	21%		49%	58%	31%	69%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Investment Grade Credit Fund

	Class R6 Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.00		$7.97	$8.76	$9.59	$8.96	$9.17

Net investment income(a)	0.17		0.32	0.27	0.22	0.27	0.31

Net realized and unrealized gain (loss)	0.29		0.07	(0.76)	(0.57)	0.78	(0.08)

Total from investment operations	0.46		0.39	(0.49)	(0.35)	1.05	0.23

Distributions to shareholders from net investment income	(0.18)		(0.31)	(0.27)	(0.20)	(0.29)	(0.32)

Distributions to shareholders from net realized gains	—		—	—	(0.22)	(0.13)	(0.12)

Distributions to shareholders from return of capital	—		(0.05)	(0.03)	(0.06)	—	—

Total distributions	(0.18)		(0.36)	(0.30)	(0.48)	(0.42)	(0.44)

Net asset value, end of period	$8.28		$8.00	$7.97	$8.76	$9.59	$8.96

Total return(b)	5.87%		4.88%	(5.38)%	(3.99)%	11.48%	2.45%

Net assets, end of period (in 000s)	$154,488		$214,350	$274,325	$320,086	$1,228	$978

Ratio of net expenses to average net assets	0.37	%(c)	0.37%	0.37%	0.37%	0.37%	0.37%

Ratio of total expenses to average net assets	0.45	%(c)	0.44%	0.45%	0.45%	0.45%	0.46%

Ratio of net investment income to average net assets	4.35	%(c)	4.14%	3.38%	2.35%	2.74%	3.20%

Portfolio turnover rate(d)	21%		49%	58%	31%	69%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Investment Grade Credit Fund

	Class P Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$7.99		$7.97	$8.76	$9.59	$8.96	$9.16

Net investment income(a)	0.17		0.33	0.27	0.23	0.27	0.31

Net realized and unrealized gain (loss)	0.29		0.05	(0.76)	(0.58)	0.78	(0.07)

Total from investment operations	0.46		0.38	(0.49)	(0.35)	1.05	0.24

Distributions to shareholders from net investment income	(0.18)		(0.31)	(0.27)	(0.20)	(0.29)	(0.32)

Distributions to shareholders from net realized gains	—		—	—	(0.22)	(0.13)	(0.12)

Distributions to shareholders from return of capital	—		(0.05)	(0.03)	(0.06)	—	—

Total distributions	(0.18)		(0.36)	(0.30)	(0.48)	(0.42)	(0.44)

Net asset value, end of period	$8.27		$7.99	$7.97	$8.76	$9.59	$8.96

Total return(b)	5.88%		4.88%	(5.39)%	(4.10)%	11.61%	2.45%

Net assets, end of period (in 000s)	$280,846		$268,124	$178,640	$176,368	$156,039	$189,611

Ratio of net expenses to average net assets	0.37	%(c)	0.37%	0.37%	0.37%	0.37%	0.37%

Ratio of total expenses to average net assets	0.45	%(c)	0.44%	0.45%	0.45%	0.45%	0.46%

Ratio of net investment income to average net assets	4.34	%(c)	4.18%	3.39%	2.38%	2.73%	3.22%

Portfolio turnover rate(d)	21%		49%	58%	31%	69%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration High Yield Fund

	Class A Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$7.90		$7.74	$8.52	$8.92	$7.93	$8.71

Net investment income(a)	0.22		0.47	0.37	0.28	0.28	0.33

Net realized and unrealized gain (loss)	0.17		0.14	(0.73)	(0.35)	0.99	(0.73)

Total from investment operations	0.39		0.61	(0.36)	(0.07)	1.27	(0.40)

Distributions to shareholders from net investment income	(0.22)		(0.45)	(0.42)	(0.33)	(0.28)	(0.38)

Net asset value, end of period	$8.07		$7.90	$7.74	$8.52	$8.92	$7.93

Total return(b)	4.92%		8.09%	(4.11)%	(0.91)%	16.07%	(4.90)%

Net assets, end of period (in 000s)	$652		$633	$818	$1,486	$1,894	$978

Ratio of net expenses to average net assets	0.99	%(c)	1.46%	1.45%	1.46%	1.46%	1.47%

Ratio of total expenses to average net assets	1.95	%(c)	2.21%	1.88%	1.70%	1.72%	1.84%

Ratio of net investment income to average net assets	5.64	%(c)	6.03%	4.67%	3.14%	3.19%	3.74%

Portfolio turnover rate(d)	34%		29%	22%	56%	112%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration High Yield Fund

	Class C Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$7.89		$7.73	$8.52	$8.91	$7.93	$8.70

Net investment income(a)	0.19		0.41	0.31	0.21	0.22	0.26

Net realized and unrealized gain (loss)	0.16		0.14	(0.74)	(0.34)	0.97	(0.72)

Total from investment operations	0.35		0.55	(0.43)	(0.13)	1.19	(0.46)

Distributions to shareholders from net investment income	(0.19)		(0.39)	(0.36)	(0.26)	(0.21)	(0.31)

Net asset value, end of period	$8.05		$7.89	$7.73	$8.52	$8.91	$7.93

Total return(b)	4.53%		7.30%	(4.95)%	(1.54)%	15.08%	(5.50)%

Net assets, end of period (in 000s)	$274		$80	$112	$179	$423	$543

Ratio of net expenses to average net assets	1.72	%(c)	2.22%	2.21%	2.20%	2.21%	2.22%

Ratio of total expenses to average net assets	2.72	%(c)	2.97%	2.64%	2.45%	2.51%	2.60%

Ratio of net investment income to average net assets	4.84	%(c)	5.30%	3.93%	2.36%	2.52%	3.00%

Portfolio turnover rate(d)	34%		29%	22%	56%	112%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration High Yield Fund

	Institutional Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$7.89		$7.73	$8.51	$8.91	$7.92	$8.70

Net investment income(a)	0.24		0.49	0.40	0.31	0.31	0.35

Net realized and unrealized gain (loss)	0.16		0.15	(0.73)	(0.36)	0.99	(0.72)

Total from investment operations	0.40		0.64	(0.33)	(0.05)	1.30	(0.37)

Distributions to shareholders from net investment income	(0.24)		(0.48)	(0.45)	(0.35)	(0.31)	(0.41)

Net asset value, end of period	$8.05		$7.89	$7.73	$8.51	$8.91	$7.92

Total return(b)	5.09%		8.45%	(3.80)%	(0.59)%	16.47%	(4.59)%

Net assets, end of period (in 000s)	$9,599		$9,189	$8,574	$15,884	$14,905	$14,592

Ratio of net expenses to average net assets	0.66	%(c)	1.13%	1.12%	1.12%	1.13%	1.13%

Ratio of total expenses to average net assets	1.62	%(c)	1.88%	1.55%	1.37%	1.42%	1.50%

Ratio of net investment income to average net assets	5.97	%(c)	6.35%	4.98%	3.46%	3.57%	4.07%

Portfolio turnover rate(d)	34%		29%	22%	56%	112%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration High Yield Fund

	Investor Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$7.90		$7.73	$8.52	$8.92	$7.93	$8.70

Net investment income(a)	0.23		0.49	0.39	0.30	0.31	0.35

Net realized and unrealized gain (loss)	0.16		0.15	(0.74)	(0.35)	0.98	(0.72)

Total from investment operations	0.39		0.64	(0.35)	(0.05)	1.29	(0.37)

Distributions to shareholders from net investment income	(0.23)		(0.47)	(0.44)	(0.35)	(0.30)	(0.40)

Net asset value, end of period	$8.06		$7.90	$7.73	$8.52	$8.92	$7.93

Total return(b)	5.05%		8.50%	(4.00)%	(0.66)%	16.36%	(4.56)%

Net assets, end of period (in 000s)	$347		$298	$1,414	$2,633	$2,406	$2,187

Ratio of net expenses to average net assets	0.74	%(c)	1.21%	1.20%	1.20%	1.21%	1.22%

Ratio of total expenses to average net assets	1.71	%(c)	1.96%	1.63%	1.45%	1.49%	1.59%

Ratio of net investment income to average net assets	5.88	%(c)	6.36%	4.91%	3.38%	3.49%	3.99%

Portfolio turnover rate(d)	34%		29%	22%	56%	112%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration High Yield Fund

	Class R6 Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$7.89		$7.73	$8.52	$8.91	$7.93	$8.70

Net investment income(a)	0.24		0.49	0.40	0.31	0.31	0.35

Net realized and unrealized gain (loss)	0.16		0.15	(0.74)	(0.34)	0.98	(0.71)

Total from investment operations	0.40		0.64	(0.34)	(0.03)	1.29	(0.36)

Distributions to shareholders from net investment income	(0.24)		(0.48)	(0.45)	(0.36)	(0.31)	(0.41)

Net asset value, end of period	$8.05		$7.89	$7.73	$8.52	$8.91	$7.93

Total return(b)	5.10%		8.46%	(3.91)%	(0.46)%	16.33%	(4.46)%

Net assets, end of period (in 000s)	$3,410		$8,086	$6,984	$5,353	$1,654	$2,218

Ratio of net expenses to average net assets	0.70	%(c)	1.12%	1.11%	1.11%	1.12%	1.12%

Ratio of total expenses to average net assets	1.64	%(c)	1.87%	1.55%	1.36%	1.39%	1.50%

Ratio of net investment income to average net assets	5.98	%(c)	6.34%	5.06%	3.51%	3.57%	4.07%

Portfolio turnover rate(d)	34%		29%	22%	56%	112%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Short Duration High Yield Fund

	Class P Shares

	Six Months Ended
	September 30, 2024		Year Ended March 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$7.88		$7.72	$8.50	$8.90	$7.92	$8.69

Net investment income(a)	0.24		0.49	0.38	0.31	0.31	0.35

Net realized and unrealized gain (loss)	0.16		0.15	(0.71)	(0.35)	0.98	(0.71)

Total from investment operations	0.40		0.64	(0.33)	(0.04)	1.29	(0.36)

Distributions to shareholders from net investment income	(0.24)		(0.48)	(0.45)	(0.36)	(0.31)	(0.41)

Net asset value, end of period	$8.04		$7.88	$7.72	$8.50	$8.90	$7.92

Total return(b)	5.10%		8.46%	(3.80)%	(0.58)%	16.35%	(4.47)%

Net assets, end of period (in 000s)	$31,778		$29,977	$31,632	$117,611	$106,377	$76,234

Ratio of net expenses to average net assets	0.65	%(c)	1.12%	1.12%	1.11%	1.12%	1.12%

Ratio of total expenses to average net assets	1.61	%(c)	1.87%	1.48%	1.36%	1.38%	1.49%

Ratio of net investment income to average net assets	5.98	%(c)	6.37%	4.75%	3.47%	3.55%	4.08%

Portfolio turnover rate(d)	34%		29%	22%	56%	112%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements September 30, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Emerging Markets Credit Fund	A, C, Institutional, Investor, R6 and P	Non-diversified

Goldman Sachs Emerging Markets Debt Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs High Yield Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs High Yield Floating Rate Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Investment Grade Credit Fund	A, Institutional, Separate Account Institutional, Investor, R6 and P	Diversified

Goldman Sachs Short Duration High Yield Fund*	A, C, Institutional, Investor, R6 and P	Diversified

*	Effective after the close of business on April 17, 2024, the Goldman Sachs Long Short Credit Strategies Fund was renamed the Goldman Sachs Short Duration High Yield Fund.

Class A Shares of the Emerging Markets Credit, Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit and and Short Duration High Yield Funds are sold with a front-end sales charge of up to 4.50%, 4.50%, 4.50%, 2.25%, 3.75% and 2.25%, respectively. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Separate Account Institutional, Investor, Class R, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

Upon the recommendation of GSAM, the Board of Trustees of the Goldman Sachs Trust recently approved changes to the Goldman Sachs Long Short Credit Strategies Fund’s name, investment objective, principal investment strategy, contractual management fee rate and benchmark index effective after the close of business on April 17, 2024. The Fund’s name changed to the “Goldman Sachs Short Duration High Yield Fund.” The Fund’s performance benchmark index changed from the ICE Bank of America US 3-Month Treasury Bill Index to the Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is

126

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Investment Income Dividends	Capital Gains Distributions

Fund	Declared/Paid	Declared/Paid

Emerging Markets Credit Fund	Daily/Monthly	Annually

Emerging Markets Debt Fund	Daily/Monthly	Annually

High Yield Fund	Daily/Monthly	Annually

High Yield Floating Rate Fund	Daily/Monthly	Annually

Investment Grade Credit Fund	Daily/Monthly	Annually

Short Duration High Yield Fund	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and

127

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield, High Yield Floating Rate and Short Duration High Yield Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. The Funds are obligated to fund these commitments at the borrower’s discretion. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2024:

EMERGING MARKETS CREDIT FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$29,397,925	$—

Sovereign Debt Obligations	—	772,217	—

Investment Company	455,540	—	—

Total	$455,540	$30,170,142	$—

Derivative Type

Assets(a)

Futures Contracts	$299	$—	$—

Interest Rate Swap Contracts	—	1,399	—

Total	$299	$1,399	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(30,949)	$—

Futures Contracts	(7,971)	—	—

Interest Rate Swap Contracts	—	(1,949)	—

Total	$(7,971)	$(32,898)	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

EMERGING MARKETS DEBT FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Sovereign Debt Obligations	$—	$295,446,296	$—

Corporate Obligations	—	98,591,555	—

Common Stock and/or Other Equity Investments(b)

Asia	—	102,842	—

Total	$—	$394,140,693	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,859,977	$—

Futures Contracts(a)	67,779	—	—

Interest Rate Swap Contracts(a)	—	578,191	—

Credit Default Swap Contracts(a)	—	3,652	—

Purchased Option Contracts	—	1,418,799	—

Total	$67,779	$3,860,619	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,704,268)	$—

Futures Contracts(a)	(17,512)	—	—

Interest Rate Swap Contracts(a)	—	(232,112)	—

Credit Default Swap Contracts(a)	—	(40,513)	—

Written Option Contracts	—	(1,326,430)	—

Total	$(17,512)	$(3,303,323)	$—

HIGH YIELD FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$1,784,605,781	$—

Bank Loans	—	126,253,559	—

Securities Lending Reinvestment Vehicle	43,217,588	—	—

Common Stock and/or Other Equity Investments(b)

Europe	39,415	7,112,445	—

North America	5,785,440	1,047,598	—

Warrants	—	83,237	—

Exchange Traded Funds	13,425,802	—	—

Investment Company	38,080,226	—	—

Total	$100,548,471	$1,919,102,620	$—

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

HIGH YIELD FUND (continued)

Investment Type	Level 1	Level 2	Level 3

Liabilities

Fixed Income

Unfunded Loan Committment(a)	$—	$(4,391)	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$1,893	$—

Futures Contracts	138,606	—	—

Credit Default Swap Contracts	—	3,423,182	—

Total	$138,606	$3,425,075	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(939,871)	$—

Futures Contracts	(222,918)	—	—

Total	$(222,918)	$(939,871)	$—

HIGH YIELD FLOATING RATE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$1,686,193,027	$22,154,445

Corporate Obligations	—	120,751,643	—

Asset-Backed Securities	—	25,128,564	—

Securities Lending Reinvestment Vehicle	11,052,718	—	—

Common Stock and/or Other Equity Investments(b)

Europe	—	3,598,808	—

North America	5,093,757	—	1,184,319

Warrants	—	1,109,633	163

Preferred Stocks	—	—	163,000

Exchange Traded Funds	60,466,796	—	—

Investment Company	41,646,579	—	—

Total	$118,259,850	$1,836,781,675	$23,501,927

Liabilities

Fixed Income

Unfunded Loan Committments(a)	$—	$(9,547)	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$6,657	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(1,582,545)	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The following is a reconciliation of Level 3 investments for the six months ended September 30, 2024:

	Bank Loans	Common Stock	Warrants	Preferred Stock

Beginning Balance as of April 1, 2024	$ 11,067,749	$ 163	$163	$ —

Realized gain (loss)	(10,018,175)	—	—	—

Net change in unrealized gain (loss) relating to instruments still held at reporting date	10,303,028	(972,916)	—	—

Purchases	18,762,530	1,274,529	—	163,000

Sales	(4,537,284)	—	—	—

Amortization	91,714	—	—	—

Transfers into Level 3	7,552,632	882,543	—	—

Transfers out of Level 3	(11,067,749)	—	—	—

Ending Balance as of September 30, 2024	$ 22,154,445	$1,184,319	$163	$163,000

Transfers of the above instruments into or out of Level 3 can be attributable to changes in the availability of valid pricing sources or in the observability of significant inputs used to measure the fair value of those instruments.

INVESTMENT GRADE CREDIT FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$585,789,402	$—

Sovereign Debt Obligations	—	10,803,554	—

Municipal Debt Obligations	—	3,239,884	—

U.S. Treasury Obligations	1,281,619	—	—

Investment Company	6,704,094	—	—

Total	$7,985,713	$599,832,840	$—

Derivative Type

Assets(a)

Futures Contracts	$21,522	$—	$—

Interest Rate Swap Contracts	—	355,177	—

Credit Default Swap Contracts	—	1,711,977	—

Total	$21,522	$2,067,154	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(37,719)	$—

Futures Contracts(a)	(798,557)	—	—

Interest Rate Swap Contracts(a)	—	(139,458)	—

Credit Default Swap Contracts(a)	—	(658)	—

Written Option Contracts	—	(102,638)	—

Total	$(798,557)	$(280,473)	$—

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT DURATION HIGH YIELD FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$37,849,989	$—

Bank Loans	—	5,458,312	—

Common Stock and/or Other Equity Investments(b)

North America	100,192	—	—

Rights	—	8,443	—

Investment Company	1,262,474	—	—

Total	$1,362,666	$43,316,744	$—

Liabilities

Fixed Income

Unfunded Loan Committment(a)	$—	$(140)	$—

Derivative Type

Assets(a)

Futures Contracts	$26,644	$—	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(3,504)	$—

Futures Contracts	(1,361)	—	—

Total	$(1,361)	$(3,504)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Emerging Markets Credit Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	—	$—		Payable for unrealized loss on forward foreign currency exchange contracts	$(30,949)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	1,698	(a)	Variation margin on futures contracts; Variation margin on swap contracts	(9,920	)(a)

Total		$1,698			$(40,869)

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4. INVESTMENTS IN DERIVATIVES (continued)

Emerging Markets Debt Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$3,652	(a)	Payable for unrealized loss on swap contracts: Variation margin on swap contracts	$(40,513	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	3,278,776		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(3,030,698)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	645,970	(a)	Variation margin on futures contracts; Variation margin on swap contracts	(249,624	)(a)

Total		$3,928,398			$(3,320,835)

High Yield Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$3,423,182	(a)	—	$—

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,893		Receivable for unrealized loss on forward foreign currency exchange contracts	(939,871)

Interest rate	Variation margin on futures contracts	138,606	(a)	Variation margin on futures contracts	(222,918)

Total		$3,563,681			$(1,162,789)

High Yield Floating Rate Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$6,657		Receivable for unrealized loss on forward foreign currency exchange contracts	$(1,582,545)

Investment Grade Credit Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$1,711,977	(a)	Variation margin on swap contracts	$(658	)(a)

Currency	—	—		Payable for unrealized loss on forward foreign currency exchange contracts	(37,719)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	376,699	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(1,040,653	)(a)

Total		$2,088,676			$(1,079,030)

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Short Duration High Yield Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	—	$—		Payable for unrealized loss on forward foreign currency exchange contracts	$(3,504)

Interest rate	Variation margin on futures contracts	26,644	(a)	Variation margin on futures contracts	(1,361	)(a)

Total		$26,644			$(4,865)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information section of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(b)

Aggregate of amounts include $14,398 for the Emerging Markets Debt Fund, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Emerging Markets Credit Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$(8,989)	$(1,333)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts.	6,921	(31,644)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	46,558	(27,540)

Total		$44,490	$(60,517)

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4. INVESTMENTS IN DERIVATIVES (continued)

Emerging Markets Debt Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$ (141,784)	$ (36,663)

Currency	Net realized gain (loss) from forward foreign currency contracts, purchased options and written options and /Net change in unrealized gain (loss) on forward foreign currency contracts, purchased option and written option contracts.	290,904	(704,438)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	(317,154)	983,908

Total		$ (168,034)	$ 242,807

High Yield Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$ 1,086,994	$ 1,656,423

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(1,383,830)	(1,099,153)

Interest rate	Net realized gain (loss) from futures contracts and swaps contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	1,893,070	(559,705)

Total		$ 1,596,234	$ (2,435)

High Yield Floating Rate Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/ Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$ 398,472	$(1,643,766)

Interest rate	Net realized gain (loss) from futures contracts /Net change in unrealized gain (loss) on futures contracts	(1,749,663)	217,630

Total		$(1,351,191)	$(1,426,136)

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Investment Grade Credit Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$ 2,535,297	$ (912,574)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	8,655	(37,925)

Equity	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	475,597	121,858

Interest rate	Net realized gain (loss) from futures contracts, written options and swap contracts /Net change in unrealized gain (loss) on futures contracts, written options and swap contracts	2,788,278	(2,112,019)

Total		$ 5,807,827	$(2,940,660)

Short Duration High Yield Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$ (304,004)	$ 336,047

Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	414	(3,669)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	(170,678)	34,925

Total		$ (474,268)	$ 367,303

For the six months ended September 30, 2024, the relevant values for each derivative type were as follows:

		Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options	Written Swaptions

Emerging Markets Credit Fund	20	$1,664,222	$1,262,480	—	—	$—

Emerging Markets Debt Fund	290	333,092,543	282,490,529	177,634,895	160,807,669	—

High Yield Fund	1,086	84,142,339	183,163,898	—	—	—

High Yield Floating Rate Fund	859	82,092,676	—	—	—	—

Investment Grade Credit Fund	1,117	2,002,868	472,896,963	—	—	41,760,000

Short Duration High Yield Fund	114	261,982	—	—	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swaptions, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the six month period ended September 30, 2024.

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4. INVESTMENTS IN DERIVATIVES (continued)

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of September 30, 2024:

Emerging Markets Debt Fund

	Derivative Assets(1)			Derivative Liabilities(1)

Counterparty	Options Purchased	Forward Currency Contracts	Total	Swaps	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)

Barclays Bank PLC	$91,439	$—	$91,439	$(14,398)	$—	$ (96,168)	$(110,566)	$(19,127)	$—	$(19,127)

BNP Paribas SA	234,299	—	234,299	—	—	(126,023)	(126,023)	108,276	—	108,276

BofA Securities LLC	460,363	—	460,363	—	—	(328,535)	(328,535)	131,828	—	131,828

Deutsche Bank AG (London)	266,388	—	266,388	—	—	(137,739)	(137,739)	128,649	—	128,649

Goldman Sachs & Co. LLC	—	—	—	—	—	(4,583)	(4,583)	(4,583)	—	(4,583)

HSBC Bank PLC	81,096	—	81,096	—	—	(121,314)	(121,314)	(40,218)	—	(40,218)

JPMorgan Securities, Inc.	123,611	1,859,977	1,983,588	—	(1,704,268)	(221,859)	(1,926,127)	57,461	—	57,461

MS & Co. Int PLC	109,411	—	109,411	—	—	(130,366)	(130,366)	(20,955)	—	(20,955)

Standard Chartered Bank	243	—	243	—	—	(532)	(532)	(289)	—	(289)

UBS AG (London)	51,949	—	51,949	—	—	(159,311)	(159,311)	(107,362)	—	(107,362)

Total	$1,418,799	$1,859,977	$3,278,776	$(14,398)	$(1,704,268)	$(1,326,430)	$(3,045,096)	$233,680	$—	$233,680

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended September 30, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Emerging Markets Credit Fund	0.80%	0.80%	0.72%	0.68%	0.67%	0.80%	0.80%

Emerging Markets Debt Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

High Yield Fund	0.70	0.70	0.63	0.60	0.59	0.70	0.64**

High Yield Floating Rate Fund	0.60	0.54	0.51	0.50	0.49	0.57	0.56

Investment Grade Credit Fund	0.34	0.31	0.29	0.28	0.28	0.34	0.34

Short Duration High Yield Fund	0.55	0.50	0.47	0.46	0.45	0.59	0.59

^

The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

**

The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.64% as an annual percentage rate for the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2025.

Prior to April 18, 2024, the contractual management fee rates for the Short Duration High Yield Fund were 1.00% on the first $1 billion of average daily net assets, 0.90% on the next $1 billion of average daily net assets, 0.86% on the next $3 billion of average daily net assets, 0.84% on the next $3 billion of average daily net assets, and 0.82% on amounts over $8 billion of average daily net assets.

Certain Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by each applicable Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Fund invests. For the six months ended September 30, 2024, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Emerging Markets Credit Fund	$ 234

Emerging Markets Debt Fund	3,591

High Yield Fund	12,226

High Yield Floating Rate Fund	97,743

Investment Grade Credit Fund	4,346

Short Duration High Yield Fund	1,701

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2024, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund Name	Class A

Emerging Markets Credit Fund	$ 337

Emerging Markets Debt Fund	8

High Yield Fund	1,631

High Yield Floating Rate Fund	467

Investment Grade Credit Fund	379

During the six months ended September 30, 2024, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares; and 0.03% of average daily net assets with respect to the Investment Grade Credit Fund’s Separate Account Institutional Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.03% as an annual percentage rate of the average net assets attributable to Class A, Class C and Investor Shares of the Emerging Markets Credit Fund, 0.06% as an annual percentage rate of the average net assets attributable to Class A, Class C and Investor Shares of the Emerging Markets Debt Fund, and 0.03% as an annual percentage rate of the average net assets attributable to Class A, Class C, Investor and Class R Shares of the High Yield Fund. This arrangement will remain in effect through at least July 29, 2025, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

Effective July 29, 2024, Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.05% as an annual percentage rate of the average net assets attributable to Class A, Class C, Investor and Class R Shares of the High Yield Floating Rate Fund. This arrangement will remain in effect through at least July 29, 2025, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Trustees. Prior to July 29, 2024, there was no transfer agency fee waiver in place for this Fund.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Emerging Markets Credit, Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit and Short Duration High Yield Funds are 0.004%, 0.004%, 0.004%, 0.104%, 0.004% and 0.034%, respectively. Prior to April 18, 2024, the Other Expense limitations as an annual percentage rate of average daily net assets for Short Duration High Yield Fund was 0.094%. These Other Expense limitations will remain in place through at least July 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended September 30, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Emerging Markets Credit Fund	$ 234	$ 2,450	$318,821	$321,505

Emerging Markets Debt Fund	3,591	12,305	365,675	381,571

High Yield Fund	598,735	16,504	327,603	942,842

High Yield Floating Rate Fund	97,743	2,542	—	100,285

Investment Grade Credit Fund	4,346	92	228,872	233,310

Short Duration High Yield Fund	1,701	5	214,135	215,841

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G. Line of Credit Facility — As of September 30, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

In addition, the High Yield Floating Rate Fund also participated in a $200,000,000 committed, unsecured credit facility for the purpose of providing short-term, temporary working capital to the Fund (the “Credit Facility”). The Credit Facility is intended to enable the Fund to more efficiently manage various factors associated with the length of settlement of bank loan transactions and may also be used to satisfy redemption requests. The interest rate on borrowings is based on the federal funds rate as defined in the credit agreement and the Fund is required to pay a fee based on the amount of the commitment that has not been utilized. Under the Credit Facility, the Fund had no average outstanding balance nor weighted average annual interest rate for the six months ended September 30, 2024. As of September 30, 2024, there were no outstanding borrowings under the Credit Facility. Prior to April 22, 2024, the facility was $300,000,000.

H. Other Transactions with Affiliates — For the six months ended September 30, 2024, Goldman Sachs earned $839, $9,309, $21,866 and $1,429, in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Emerging Markets Credit, Emerging Markets Debt, Investment Grade Credit and Short Duration High Yield Funds, respectively.

As of September 30, 2024, the following Fund of Funds Portfolios were the beneficial owners of 5% or more of total outstanding shares of the following Fund:

Fund	Goldman Sachs VIT Multi Strategic Alternative Portfolio

Short Duration High Yield Fund	7%

As of September 30, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Class C	Class R6	Class R

Emerging Markets Credit Fund	—%	73%	—%

High Yield Floating Rate Fund	—	—	5

Short Duration High Yield Fund	10	—	—

The following table provides information about the Fund’s investments in the Government Money Market Fund as of and for the six months ended September 30, 2024.

Fund	Underlying Fund	Beginning Value as of March 31, 2024	Purchases at Cost	Proceeds from Sales	Ending Value as of September 30, 2024	Shares as of September 30, 2024	Dividend Income

Emerging Markets Credit Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$191,359	$6,760,422	$(6,496,241)	$455,540	455,540	$6,923

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Underlying Fund	Beginning Value as of March 31, 2024	Purchases at Cost	Proceeds from Sales	Ending Value as of September 30, 2024	Shares as of September 30, 2024	Dividend Income

Emerging Markets Debt Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$ —	$67,714,569	$(67,714,569)	$ —	—	$ 119,000

High Yield Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	51,815,710	158,785,844	(172,521,328)	38,080,226	38,080,226	393,452

High Yield Floating Rate Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	102,352,239	383,975,850	(444,681,510)	41,646,579	41,646,579	3,174,250

Investment Grade Credit Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	5,607,607	87,687,349	(86,590,862)	6,704,094	6,704,094	136,840

Short Duration High Yield Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	3,211,304	13,305,122	(15,253,952)	1,262,474	1,262,474	54,550

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2024, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Emerging Markets Credit Fund	$3,563,562	$ 5,568,683	$3,564,939	$ 9,380,944

Emerging Markets Debt Fund	—	60,792,801	—	92,742,949

High Yield Fund	—	447,952,502	—	416,133,299

High Yield Floating Rate Fund	—	506,908,844	—	447,726,316

Investment Grade Credit Fund	2,663,532	118,640,716	5,384,138	164,945,593

Short Duration High Yield Fund	—	14,232,676	—	16,403,711

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the High Yield and High Yield Floating Rate Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

7. SECURITIES LENDING (continued)

agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The High Yield and High Yield Floating Rate Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of September 30, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the High Yield and High Yield Floating Rate Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended September 30, 2024, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended September 30, 2024
			Amounts Payable to
	Earnings of GSAL	Amounts Received	Goldman Sachs
	Relating to	by the Funds	Upon Return of
	Securities	from Lending to	Securities Loaned as of
Fund	Loaned	Goldman Sachs	September 30, 2024

High Yield Fund	$45,434	$408,948	$10,274,220

High Yield Floating Rate Fund	21,379	192,425	1,758,750

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended September 30, 2024:

Fund	Beginning Value as of March 31, 2024	Purchases at cost	Proceeds from Sales	Ending Value as of September 30, 2024	Shares as of September 30, 2024

High Yield Fund	$53,300,975	$119,200,087	$(129,283,474)	$43,217,588	43,217,588

High Yield Floating Rate Fund	22,606,103	110,339,083	(121,892,468)	11,052,718	11,052,718

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2024, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Emerging Markets Credit	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Short Duration High Yield

Capital loss carryforwards:

Perpetual Short-Term	$(108,990,210)	$ (91,475,233)	$(172,361,736)	$(184,254,937)	$(23,281,290)	$(31,737,725)

Perpetual Long-Term	(45,263,233)	(290,324,871)	(413,956,131)	(386,066,313)	(42,264,988)	(16,378,335)

Total capital loss carryforwards	(154,253,443)	(381,800,104)	(586,317,867)	(570,321,250)	(65,546,278)	(48,116,060)

Timing differences (Post October Capital Loss Deferral/Qualified Late Year Ordinary Loss Deferral/Dividends Payable/Straddle Loss Deferral/ Defaulted Bonds)	$ (8,342,835)	$ (28,896,928)	$ (11,264,481)	$ (22,123,407)	$ (142,363)	$ (1,009,808)

As of September 30, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Credit	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Short Duration High Yield

Tax Cost	$28,826,202	$411,261,712	$2,033,069,243	$2,037,206,934	$606,534,240	$46,613,585

Gross unrealized gain	2,881,506	18,541,019	57,998,702	14,756,876	17,595,473	1,710,076

Gross unrealized loss	(1,082,026)	(35,662,038)	(71,416,854)	(73,420,358)	(16,311,160)	(3,644,251)

Net unrealized gain (loss)	$1,799,480	$(17,121,019)	$(13,418,152)	$(58,663,482)	$1,284,313	$(1,934,175)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of partnership investments, swap transactions, market discount accretion and premium amortization, and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and

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9. OTHER RISKS (continued)

instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

9. OTHER RISKS (continued)

will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in

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9. OTHER RISKS (continued)

loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Emerging Markets Credit Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Funds may purchase the securities of issuers that are in default.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Emerging Markets Credit Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	142,867	$572,941	79,151	$340,435

Reinvestment of distributions	22,628	90,795	128,617	523,288

Shares redeemed	(51,640)	(207,879)	(150,805)	(637,895)

	113,855	455,857	56,963	225,828

Class C Shares

Shares sold	56,733	226,533	66,523	279,334

Reinvestment of distributions	12,539	50,175	73,969	299,715

Shares redeemed	(55,145)	(221,273)	(79,017)	(342,545)

	14,127	55,435	61,475	236,504

Institutional Shares

Shares sold	81,072	327,269	732,471	3,325,414

Reinvestment of distributions	25,688	102,331	255,664	1,037,689

Shares redeemed	(963,860)	(3,832,328)	(987,259)	(4,319,193)

	(857,100)	(3,402,728)	876	43,910

Investor Shares

Shares sold	690,868	2,752,706	2,795,106	12,461,833

Reinvestment of distributions	93,817	375,258	570,644	2,312,793

Shares redeemed	(730,541)	(2,907,648)	(2,002,015)	(8,525,508)

	54,144	220,316	1,363,735	6,249,118

Class R6 Shares

Shares sold	—	—	381,466	1,804,084

Reinvestment of distributions	118	470	239,988	1,079,266

Shares redeemed	(10)	(40)	(6,169,149)	(27,463,086)

	108	430	(5,547,695)	(24,579,736)

Class P Shares

Shares sold	5	20	123,572	547,932

Reinvestment of distributions	107,204	428,168	668,242	2,716,773

Shares redeemed	(364,326)	(1,445,305)	(1,021,928)	(4,505,280)

	(257,117)	(1,017,117)	(230,114)	(1,240,575)

NET DECREASE	(931,983)	$(3,687,807)	(4,294,760)	$(19,064,951)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Emerging Markets Debt Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	516,275	$4,943,070	1,761,192	$15,941,952

Reinvestment of distributions	33,447	321,373	77,844	706,844

Shares redeemed	(583,907)	(5,577,029)	(1,886,042)	(17,063,846)

	(34,185)	(312,586)	(47,006)	(415,050)

Class C Shares

Shares sold	766	7,198	23,576	211,932

Reinvestment of distributions	7,768	74,488	22,015	199,362

Shares redeemed	(89,553)	(856,717)	(207,265)	(1,885,082)

	(81,019)	(775,031)	(161,674)	(1,473,788)

Institutional Shares

Shares sold	2,212,394	21,216,271	9,651,274	87,139,307

Reinvestment of distributions	646,223	6,213,075	1,815,086	16,441,487

Shares redeemed	(5,714,395)	(54,721,255)	(27,600,946)	(247,033,130)

	(2,855,778)	(27,291,909)	(16,134,586)	(143,452,336)

Investor Shares

Shares sold	126,933	1,218,006	588,797	5,298,336

Reinvestment of distributions	35,051	336,973	172,523	1,542,140

Shares redeemed	(231,442)	(2,216,537)	(12,833,476)	(112,568,527)

	(69,458)	(661,558)	(12,072,156)	(105,728,051)

Class R6 Shares

Shares sold	109,233	1,057,569	2,081,821	18,583,650

Reinvestment of distributions	172,595	1,659,466	719,312	6,482,461

Shares redeemed	(791,172)	(7,598,504)	(14,098,911)	(126,232,944)

	(509,344)	(4,881,469)	(11,297,778)	(101,166,833)

Class P Shares

Shares sold	—	—	109,522	1,004,380

Reinvestment of distributions	97,738	939,319	194,572	1,768,497

Shares redeemed	(14,629)	(141,428)	(65,115)	(583,399)

	83,109	797,891	238,979	2,189,478

NET DECREASE	(3,466,675)	$(33,124,662)	(39,474,221)	$(350,046,580)

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	4,926,441	$27,806,467	2,297,327	$12,528,137

Reinvestment of distributions	443,301	2,481,801	927,519	5,047,598

Shares redeemed	(5,147,697)	(28,949,317)	(5,694,551)	(30,904,799)

	222,045	1,338,951	(2,469,705)	(13,329,064)

Class C Shares

Shares sold	175,158	987,207	172,441	949,346

Reinvestment of distributions	18,915	106,035	33,820	184,354

Shares redeemed	(133,204)	(743,349)	(186,650)	(1,012,903)

	60,869	349,893	19,611	120,797

Institutional Shares

Shares sold	3,114,966	17,449,696	5,588,503	30,502,559

Reinvestment of distributions	835,214	4,684,901	1,894,230	10,335,782

Shares redeemed	(9,145,028)	(50,981,389)	(9,905,549)	(54,146,510)

	(5,194,848)	(28,846,792)	(2,422,816)	(13,308,169)

Service Shares

Shares sold	43,668	244,146	255,037	1,399,100

Reinvestment of distributions	22,936	128,339	40,532	220,623

Shares redeemed	(56,875)	(318,111)	(296,128)	(1,609,043)

	9,729	54,374	(559)	10,680

Investor Shares

Shares sold	151,215	846,907	426,713	2,335,734

Reinvestment of distributions	41,931	235,142	88,098	480,168

Shares redeemed	(169,533)	(945,483)	(638,806)	(3,479,585)

	23,613	136,566	(123,995)	(663,683)

Class R6 Shares

Shares sold	3,875,721	21,960,830	4,879,635	27,332,485

Reinvestment of distributions	205,840	1,156,246	249,515	1,371,357

Shares redeemed	(2,461,825)	(13,770,450)	(1,443,635)	(7,946,020)

	1,619,736	9,346,626	3,685,515	20,757,822

Class R Shares

Shares sold	193,001	1,081,178	223,528	1,209,515

Reinvestment of distributions	23,638	132,244	43,956	239,190

Shares redeemed	(197,359)	(1,100,044)	(161,771)	(886,363)

	19,280	113,378	105,713	562,342

Class P Shares

Shares sold	30,522,114	170,969,359	97,947,618	534,878,159

Reinvestment of distributions	9,575,965	53,775,851	16,702,871	91,230,449

Shares redeemed	(30,498,796)	(170,366,357)	(59,629,931)	(325,468,246)

	9,599,283	54,378,853	55,020,558	300,640,362

NET INCREASE	6,359,707	$36,871,849	53,814,322	$294,791,087

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Floating Rate Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	162,331	$1,441,071	983,348	$8,689,313

Reinvestment of distributions	27,443	243,643	44,923	396,460

Shares redeemed	(187,750)	(1,665,336)	(664,201)	(5,889,055)

	2,024	19,378	364,070	3,196,718

Class C Shares

Shares sold	77,218	686,663	55,602	491,312

Reinvestment of distributions	5,574	49,485	7,288	64,289

Shares redeemed	(19,365)	(171,772)	(45,899)	(405,976)

	63,427	564,376	16,991	149,625

Institutional Shares

Shares sold	629,286	5,586,833	11,685,915	103,570,771

Reinvestment of distributions	684,471	6,079,447	1,354,765	11,940,489

Shares redeemed	(2,884,433)	(25,586,828)	(5,683,950)	(49,862,742)

	(1,570,676)	(13,920,548)	7,356,730	65,648,518

Investor Shares

Shares sold	531,765	4,737,657	1,795,395	15,868,751

Reinvestment of distributions	90,988	809,920	109,733	972,321

Shares redeemed	(569,746)	(5,070,615)	(501,266)	(4,419,669)

	53,007	476,962	1,403,862	12,421,403

Class R6 Shares

Shares sold	671,157	5,950,000	1,411,779	12,447,458

Reinvestment of distributions	116,259	1,033,702	210,526	1,859,718

Shares redeemed	(1,360,518)	(12,000,000)	(527,054)	(4,665,764)

	(573,102)	(5,016,298)	1,095,251	9,641,412

Class R Shares

Shares sold	907	8,065	1,261	11,052

Reinvestment of distributions	1,237	10,983	2,511	22,132

Shares redeemed	(941)	(8,364)	(512)	(4,509)

	1,203	10,684	3,260	28,675

Class P Shares

Shares sold	14,975,056	133,302,523	55,345,074	487,230,882

Reinvestment of distributions	8,229,897	73,197,375	19,002,935	167,698,051

Shares redeemed	(22,152,884)	(196,950,565)	(114,018,211)	(1,004,769,292)

	1,052,069	9,549,333	(39,670,202)	(349,840,359)

NET DECREASE	(972,048)	$(8,316,113)	(29,430,038)	$(258,754,008)

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Investment Grade Credit Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	115,931	$928,345	191,231	$1,513,766

Reinvestment of distributions	17,429	139,649	32,299	253,172

Shares redeemed	(62,235)	(495,609)	(192,217)	(1,494,399)

	71,125	572,385	31,313	272,539

Institutional Shares

Shares sold	2,368,873	19,085,775	3,227,554	25,380,241

Reinvestment of distributions	221,442	1,775,971	399,482	3,134,192

Shares redeemed	(1,034,131)	(8,259,883)	(2,367,883)	(18,503,019)

	1,556,184	12,601,863	1,259,153	10,011,414

Separate Account Institutional Shares

Shares sold	322,066	2,559,240	657,008	5,177,374

Reinvestment of distributions	248,178	1,988,399	514,094	4,035,090

Shares redeemed	(571,216)	(4,535,191)	(2,495,052)	(19,627,244)

	(972)	12,448	(1,323,950)	(10,414,780)

Investor Shares

Shares sold	171,416	1,356,699	630,889	4,960,010

Reinvestment of distributions	29,936	239,649	55,297	433,618

Shares redeemed	(191,612)	(1,534,406)	(858,810)	(6,758,075)

	9,740	61,942	(172,624)	(1,364,447)

Class R6 Shares

Shares sold	87,132	694,317	4,740,601	37,237,646

Reinvestment of distributions	454,640	3,634,694	1,376,557	10,807,845

Shares redeemed	(8,684,657)	(67,513,020)	(13,717,140)	(105,620,207)

	(8,142,885)	(63,184,009)	(7,599,982)	(57,574,716)

Class P Shares

Shares sold	3,790,369	30,321,246	17,586,702	135,097,058

Reinvestment of distributions	776,226	6,215,325	1,228,547	9,646,041

Shares redeemed	(4,161,425)	(33,614,686)	(7,685,299)	(60,434,337)

	405,170	2,921,885	11,129,950	84,308,762

NET INCREASE (DECREASE)	(6,101,638)	$(47,013,486)	3,323,860	$25,238,772

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration High Yield Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,257	$9,905	6,308	$49,345

Reinvestment of distributions	2,281	18,119	4,897	38,247

Shares redeemed	(2,832)	(22,746)	(36,740)	(285,552)

	706	5,278	(25,535)	(197,960)

Class C Shares

Shares sold	24,720	195,044	674	5,300

Reinvestment of distributions	543	4,325	545	4,249

Shares redeemed	(1,441)	(11,359)	(5,495)	(42,313)

	23,822	188,010	(4,276)	(32,764)

Institutional Shares

Shares sold	67,538	532,916	395,166	3,061,815

Reinvestment of distributions	35,083	278,251	73,534	573,989

Shares redeemed	(74,934)	(593,641)	(414,134)	(3,223,104)

	27,687	217,526	54,566	412,700

Investor Shares

Shares sold	13,005	103,046	138,164	1,069,581

Reinvestment of distributions	1,125	8,927	7,899	61,216

Shares redeemed	(8,866)	(69,754)	(291,115)	(2,239,923)

	5,264	42,219	(145,052)	(1,109,126)

Class R6 Shares

Shares sold	219	1,725	170,833	1,340,000

Reinvestment of distributions	13,733	108,655	53,314	416,079

Shares redeemed	(614,997)	(4,800,001)	(103,412)	(800,000)

	(601,045)	(4,689,621)	120,735	956,079

Class R Shares(a)

Shares sold	—	—	2	12

Reinvestment of distributions	—	—	169	1,321

Shares redeemed	—	—	(3,655)	(28,765)

	—	—	(3,484)	(27,432)

Class P Shares

Shares sold	515,100	4,073,209	464,025	3,639,500

Reinvestment of distributions	115,400	914,259	230,810	1,798,494

Shares redeemed	(482,547)	(3,829,263)	(990,627)	(7,735,873)

	147,953	1,158,205	(295,792)	(2,297,879)

NET DECREASE	(395,613)	$(3,078,383)	(298,838)	$(2,296,382)

(a)	At the close of business on February 13, 2024, Class R Shares of the Fund were liquidated.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Emerging Markets Credit Fund (formerly, Goldman Sachs Local Emerging Markets Debt Fund), and Goldman Sachs Short Duration High Yield Fund (formerly, Goldman Sachs Long Short Credit Strategies Fund) (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Emerging Markets Debt Fund and High Yield Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Emerging Markets Debt Fund and High Yield Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Emerging Markets Debt Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-year period, in the third quartile for the ten-year period, and in the fourth quartile for the three- and five-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2024. They observed that the Emerging Markets Debt Fund had experienced certain portfolio management changes in 2023. The Trustees considered that the High Yield Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-, five-, and ten-year periods and in the fourth quartile for the three-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They noted that the High Yield Fund had experienced certain portfolio management changes in 2023. The Trustees observed that the High Yield Floating Rate Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They considered that the High Yield Floating Rate Fund had experienced certain portfolio management changes in 2023. The Trustees noted that the Investment Grade Credit Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten year-periods ended March 31, 2024. They observed that the Investment Grade Credit Fund had experienced certain portfolio management changes in 2023. The Trustees considered that the Emerging Markets Credit Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five-year periods and in the third quartile for the ten-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They also noted that in October 2023, the Emerging Markets Credit Fund had been repositioned from the Local Emerging Markets Debt Fund, which involved changes to the Fund’s name, investment objective, principal investment strategy, and benchmark index. The Trustees further observed that the Emerging Markets Credit Fund had experienced certain portfolio management changes in 2023. The Trustees noted that the Short Duration High Yield Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five year periods and in the third quartile for the ten-year period, and had outperformed the Fund’s benchmark index for the one-, five-, and ten-year periods and had underperformed for the three-year period ended March 31, 2024. They also noted that in April 2024, the Short Duration High Yield Fund had been repositioned from the Long Short Credit Strategies Fund, which involved changes to the Fund’s name, investment objective, investment strategy, and benchmark index. The Trustees observed that the Fund was launched in April 2014 in connection with the reorganization of the Goldman Sachs Credit Strategies Fund, a closed-end interval fund, with and into the Fund.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the High Yield Floating Rate Fund that would have the effect of decreasing expenses of Class A, Class C, Investor, and Class R Shares of the Fund, with such changes taking effect in connection with the Fund’s next annual registration

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Emerging Markets Credit Fund	Emerging Markets Debt Fund	High Yield Fund	High Yield Floating Rate Fund	Investment Grade Credit Fund	Short Duration High Yield Fund

First $1 billion	—	—	—	0.60%	0.34%	0.55%
Next $1 billion	—	—	—	0.54	0.31	0.50
First $2 billion	0.80%	0.80%	0.70%	—	—	—
Next $3 billion	0.72	0.72	0.63	0.51	0.29	0.47
Next $3 billion	0.68	0.68	0.60	0.50	0.28	0.46
Over $8 billion	0.67	0.67	0.59	0.49	0.28	0.45

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to waive a portion of its management fee for the High Yield Fund and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Emerging Markets Debt Fund, High Yield Fund, and Emerging Markets Credit Fund’s Class A, Class C, Investor and Class R Shares, as applicable. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the High Yield Floating Rate Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of

161

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for the High Yield Fund and High Yield Floating Rate Fund (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the High Yield Fund and High Yield Floating Rate Fund’s ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

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TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Principal Dwight L. Bush Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener PaulC.Wirth GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2024 Goldman Sachs. All rights reserved. SSFISAR-24

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	December 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	December 2, 2024

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	December 2, 2024